UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-9596

Date of fiscal year end: June 30

Date of reporting period: June 30, 2015

Item 1. Reports to Stockholders.

Annual Report

The Value Equity Portfolio

The Institutional Value Equity Portfolio

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio

The Small Capitalization–Mid Capitalization Equity Portfolio

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

The Real Estate Securities Portfolio

The Commodity Returns Strategy Portfolio

The International Equity Portfolio

The Institutional International Equity Portfolio

The Emerging Markets Portfolio

The Core Fixed Income Portfolio

The Fixed Income Opportunity Portfolio

The U.S. Government Fixed Income Securities Portfolio

The Inflation Protected Securities Portfolio

The U.S. Corporate Fixed Income Securities Portfolio

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

The Short-Term Municipal Bond Portfolio

The Intermediate Term Municipal Bond Portfolio

The Intermediate Term Municipal Bond II Portfolio

June 30, 2015

June 30, 2015

We are pleased to present the June 30, 2015 Annual Report for the HC Capital Trust (the “Trust”).

The Trust is an open-end management investment company. As of June 30, 2015, the Trust consisted of twenty separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital Solutions, an operating division of Hirtle Callaghan & Co., LLC, which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Real Estate Securities Portfolio, seeks to provide a total return consisting of both capital appreciation and current income.

The Commodity Returns Strategy Portfolio, seeks capital appreciation by investing in a diversified portfolio of commodity-related instruments.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income, consistent with the preservation of capital, by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The Inflation Protected Securities Portfolio, seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

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HC CAPITAL TRUST	Annual Report

June 30, 2015

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Fiscal Year 2015 Summary

General Market

(Unaudited — June 30, 2015)

The several portfolios of the HC Capital Trust provide clients with distinct, broadly diversified, cost-effective exposure to multiple asset class funds (for both taxable and institutional investors). The Portfolios are structured as multi-manager, multi strategy vehicles that may be used by or clients of Hirtle Callaghan & Co., LLC. The Portfolios enable HC Capital Solutions (the advisor) to construct independent, custom asset allocation portfolios to best meet such clients’ overall investment policies and objectives. The absolute performance of each Portfolio over the period is designed to reflect the absolute performance of the asset class as reflected by the portfolio benchmark. Depending upon the objective, each Portfolio will generally seek to deliver performance that exceeds, or is in-line with the benchmark for the Portfolio as well as a peer universe of mutual funds with similar investment strategies.

Financial returns in the overall markets were broadly positive during the Trust’s fiscal year ended June 30, 2015, but were punctuated by bouts of volatility. The turbulence stemmed from a series of exogenous shocks related to the U.S. Dollar, the oil market, the U.S. Federal Reserve’s posture and the geopolitical tensions. The surprising strength of the U.S. Dollar (U.S. Federal Reserve’s trade weighted Dollar index +15.51%) impaired returns on foreign holdings for U.S. dollar-based investors. The U.S. Dollar’s strength was a consequence of (1) heightened geo-political concerns and (2) the perception of differential monetary policy between the U.S. and the rest of the world. Russia’s annexation of Crimea and interference in Ukraine, the territorial gains of ISIS in Syria and Iraq and China’s belligerence in the South China Sea heightened risk aversion in financial markets. The most impactful exogenous event was the decision by the Saudis in November to continue crude oil production in spite of the rising global inventories caused by the influx of North American shale oil. The Saudi refusal to cede market share caused a massive dislocation in the oil market. Prices fell from a high of $105 per barrel of West Texas Intermediate to a low of $43 per barrel in March. The industry adjusted rapidly to curtail supply – straining the more leveraged balance sheets of producers and oil service companies. The relief of lower oil prices to consumers failed to manifest itself. So the first order impact of lower employment and capital expenditure in the oil fields seems to outweigh the positive impact on consumption.

During this period, real activity generally accelerated around the world. The U.S. economy continued to gain strength – despite a severe winter that disrupted activity. Employment in the U.S. steadily improved as the housing and auto sectors rebounded. The European economy – particularly in the most troubled peripheral economies – appeared to have reached the inflection point in activity. The stronger U.S. Dollar and the European Central Bank’s commitment to quantitative easing appeared to have a positive influence on European corporate earnings and consumer confidence. Chinese growth continued to slow marginally, but the People’s Bank of China (“PBOC”) took steps to lower interest rates to stimulate lending activity, and the decline in real estate activity seen in the first half of the year appeared to level off.

U.S. equities appreciated modestly over the twelve months ended June 30, 2015 (7.43% for the S&P 500). Growth stocks outperformed value stocks (Russell 1000® Value Index 7.42% versus Russell 1000® Growth Index 10.47%). International developed market equities rose (MSCI EAFE 12.30%) in local currency terms, but declined 4.18% in U.S. Dollar terms. The MSCI Emerging Markets index lagged the developed markets, falling 5.19% in U.S. Dollar terms. Fixed income asset classes rebounded from the selloff related to the Federal Reserve’s tapering of quantitative easing. The U.S. 10 year Treasury yield decreased from 2.53% to 2.36% over the year. Interest sensitive sectors like real estate securities (REITs) and utilities outperformed as rates declined.

Each of the Portfolios provided results consistent with their stated objectives over the fiscal year ended June 30, 2015. The performance of each Portfolio is listed in the table below and detailed summaries of the objectives, managers, and results are contained in the subsequent sections.

The table below summarizes the performance of each Portfolio in the HC Capital Trust. Note that benchmark performance is shown for comparison purposes only; it is not possible to invest directly in a securities index. All of the referenced benchmark indices are unmanaged, which means that the indices results do not reflect the impact of expenses associated with investing in securities, such as fees, brokerage commission and transactions costs.

HC Capital Trust Portfolios	Fiscal Year 2015 Return
The Value Equity Portfolio	5.27%(a)
Russell 1000® Value Index[1]	4.12%
The Institutional Value Equity Portfolio	5.05%(a)
Russell 1000® Value Index[1]	4.12%
The Growth Equity Portfolio	11.27%(a)
Russell 1000® Growth Index[1]	10.56%
The Institutional Growth Equity Portfolio	11.14%(a)
Russell 1000® Growth Index[1]	10.56%
The Small Capitalization–Mid Capitalization Equity Portfolio	6.91%(a)
Russell 2000® Index[1]	6.49%
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio	7.43%(a)
Russell 2000® Index[1]	6.49%
The Real Estate Securities Portfolio	7.44%(a)
Dow-Jones U.S. Select Real Estate Securities Index[2]	5.23%
The Commodity Returns Strategy Portfolio	-22.91%(a)
Bloomberg Commodity Index[3]	-23.71%
HC Commodities Benchmark[4]	-21.33%
The International Equity Portfolio	-4.50%(a)
MSCI EAFE Index[5]	-3.82%
The Institutional International Equity Portfolio	-4.38%(a)
MSCI EAFE Index[5]	-3.82%
The Emerging Markets Portfolio	-8.48%(a)
MSCI EM Index[6]	-4.77%
The Core Fixed Income Portfolio	1.16%(a)
Barclays Capital U.S. Aggregate Bond Index[7]	1.85%
The Fixed Income Opportunity Portfolio	0.06%(a)
Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index[8]	0.72%
The U.S. Government Fixed Income Securities Portfolio	2.03%
Barclays Capital U.S. Government Bond Index[9]	2.27%
The Inflation Protected Securities Portfolio	-1.72%(a)
Barclays Capital U.S. Treasury Inflation Protected Securities Index[10]	-1.72%
The U.S. Corporate Fixed Income Securities Portfolio	-0.01%
Barclays Capital U.S. Corporate Index[11]	0.75%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	1.97%
Barclays Capital U.S. Securitized Index[12]	2.25%
The Short-Term Municipal Bond Portfolio	0.19%
BofA Merrill Lynch 1-3 Year Municipal Index[13]	0.40%
The Intermediate Term Municipal Bond Portfolio	1.54%
Barclays Capital 3-15 Year Blend Muni Index[14]	2.40%
The Intermediate Term Municipal Bond II Portfolio	1.31%
Barclays Capital 5-Year General Obligation Muni Index[15]	1.31%

In reviewing the table above and the remainder of this report, note that past performance does not guarantee future results. The remainder of this report contains more specific details about the performance, strategy and managers in each of the portfolios.

(a)	The return shown is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which may be higher.

[1]

Each of the Russell indices is a market cap-weighted index of common stocks domiciled in the U.S. Unlike the S&P 500 Stock Index however, the basket of securities included in the various Russell indices is reconstituted each year. The Russell 3000® Index is constructed by ranking U.S. common stocks from largest to smallest market capitalization, and including in the index the top 3,000 stocks. The largest 1,000 stocks become the Russell 1000® Index and the next 2,000 stocks are included in the Russell 2000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000 Index that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value® Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values.

[2]

Dow-Jones U.S. Select Real Estate Securities Index – is a broad measure of the performance of publicly traded global real estate securities, such as Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”). The index is capitalization-weighted. The global index is an expansion of the original U.S. index, developed in 1991.

[3]

The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in one commodity or sector. It currently includes 19 commodity futures in five groups. No one commodity can comprise less than 2% or more than 15% of the index, and no group can represent more than 33% of the index (as of the annual re-weightings of the components).

[4]

The HC Commodities Benchmark is comprised 50% of the Bloomberg Commodity Index and 50% of the MSCI ACWI Commodity Producers Index. The MSCI ACWI Commodity Producers Index captures the global opportunity set of commodity produces in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI ACWI, the parent index, which covers mid and large cap securities across 24 Developed Markets (DM) and 21 Emerging Markets (EM) countries. All index constituents are categorized in one of twelve sub industries according to the Global Industry Classification Standard (GICS), including: integrated oil & gas, oil & gas exploration & production, gold, steel, aluminum, precious metals & minerals, agricultural products, paper products, and forest products.

[5]

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”). The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged, free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of June 2015, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

[6]

MSCI Emerging Markets Index (“MSCI EM Index”) – is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2015, the MSCI EM Index consisted of the following 22 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

[7]	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that includes more than 5,000 taxable government, investment-grade corporate and mortgage backed securities.

[8]	Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index is an unmanaged index designed to mirror the investable universe of the U.S. dollar denominated high yield debt market.

[9]	The Barclays Capital U.S. Government Index is a broad-based index that represents the general performance of U.S. Treasury and U.S. Government agency and debt securities.

[10]	The Barclays Capital U.S. Treasury Inflation Protected Securities Index consists of Inflation-Protection securities issued by the U.S. Treasury.

[11]

The Barclays Capital U.S. Corporate Index is an unmanaged index that covers USD-denominated, investment-grade, fixed-rate and taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.

[12]

The Barclays Capital U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, investment-grade bonds and asset-backed securities.

[13]

The Bank of America (“BofA”) Merrill Lynch 1-3 Year Municipal Index is an equal-weighted index that tracks the total return performance of the domestic U.S. municipal market. The index consists of investment-grade, publicly traded, fixed-rate and coupon bearing municipal securities with a maturity of one to three years.

[14]	Barclays Capital 3-15 Year Blend Muni Index is an index composed of tax-exempt bonds with maturities ranging between 2 and 17 years.

[15]

Barclays Capital 5-Year General Obligations Muni Index is an unmanaged index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years.

The Value Equity Portfolio

The Institutional Value Equity Portfolio

(Unaudited)

The Value Equity Portfolio (the “Portfolio”) managed by AllianceBernstein, L.P., Cadence Capital Management, LLC and Parametric Portfolio Associates, LLC returned 5.27% for the fiscal year compared to 4.12% for the Russell 1000® Value Index1 and 4.27% for the average manager in the Lipper2 universe of Large Cap Value Funds.3

The Institutional Value Equity Portfolio (the “Institutional Portfolio”) managed by AllianceBernstein, L.P., Cadence Capital Management LLC and Parametric Portfolio Associates, LLC returned 5.05% for the fiscal year compared to 4.12% for the Russell 1000® Value Index1 and 4.27% for the average manager in the Lipper2 universe of Large Cap Value Funds.3

The Portfolio outperformed both its benchmark and peer group over the period. The Portfolio benefited from its allocation to traditional value strategies employed by Alliance Bernstein. The Traditional value managers tend to have higher beta relative to benchmark and tend to select stocks with price/book, price/earnings, and price/cash flow measures at a substantial discount to the overall market. The Portfolio also benefited from overweights to the health services and retail trade sectors which outperformed the index. This style tended to outperform the Russell 1000® Value Index, as the market gained confidence in the traction of the U.S. recovery and valuations for cyclical stocks and financials rose.

The Portfolio’s cash positions, however, detracted as markets rallied. The Portfolio’s cash position serves two purposes. First, it is intended to provide protection in the event of a market correction. Second, it allows the portfolio to take overweight positions in more volatile strategies without increasing the Portfolio’s overall sensitivity to the market, or beta.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize exceptional excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term. An example of this during the period is the termination of Institutional Capital, LLC., a relative value manager, and reallocation of those assets to Quality Value style managers.

[1]

The Russell 1000® Value Index measures the performance of those companies included in the Russell 1000® Stock Index with lower price-to-book ratios and lower forecasted growth rates. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[3]

During the fiscal year, Mellon Capital Management Corporation and Pacific Investment Management Company, LLC (Institutional Portfolio only) were also under contract to manage the Portfolios but did not have assets allocated to them.

The chart represents historical performance of a hypothetical investment of $10,000 in The Value Equity Portfolio for the 10-year period ended 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 1000® Value Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Value Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.33%

HC Advisors Shares 0.58%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Value Equity Portfolio from 7/18/08 to 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 1000® Value Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Value Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.32%

HC Advisors Shares 0.57%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio

(Unaudited)

The Growth Equity Portfolio (the “Portfolio”) managed by Jennison Associates LLC, Mellon Capital Management Corporation, Sustainable Growth Advisers, LP and Parametric Portfolio Associates LLC, returned 11.27% for the fiscal year compared to 10.56% for the Russell 1000® Growth Index1 and 10.60% for the average manager in the Lipper2 universe of Large Cap Growth Funds.3

The Institutional Growth Equity Portfolio (the “Institutional Portfolio”) managed by Jennison Associates LLC, Mellon Capital Management Corporation, Sustainable Growth Advisers, LP and Parametric Portfolio Associates LLC returned 11.14% for the fiscal year compared to 10.56% for the Russell 1000® Growth Index1 and 10.60% for the average manager in the Lipper2 universe of Large Cap Growth Funds.3

The Portfolios outperformed their benchmark and peer group because of higher allocations to earnings momentum growth style strategies. Momentum growth managers favor companies with current or near-term superior earnings growth potential on both an absolute and relative basis, which are also reasonably priced. The resulting portfolio includes relatively large companies with dominant market positions and, frequently, multinational exposure. Over the period higher quality stocks posted weaker performance as investors bid up stocks with more cyclical or momentum characteristics. As valuations in domestic markets have risen, the Portfolios have been intentionally positioned more defensively.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize extraordinary excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term. An example of this is the elimination of the previous allocation in the Institutional Portfolio to Pacific Investment Management Company, LLC during the period and the reallocation of those assets to Quality Growth style managers.

[1]

The Russell 1000® Growth Index measures the performance of those companies included in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth rates. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[3]	During the fiscal year, Cadence Capital Management was also under contract to manage the Portfolios but did not have assets allocated to it.

The chart represents historical performance of a hypothetical investment of $10,000 in The Growth Equity Portfolio for the 10-year period ended 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 1000® Growth Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Growth Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.31%

HC Advisors Shares 0.56%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Growth Equity Portfolio  from 8/8/08 to 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 1000® Growth Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Growth Equity Portfolio reflects the deduction of  fees for these value-added services, but does not reflect the deduction of  taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.30%

HC Advisors Shares 0.55%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The Small Capitalization–Mid Capitalization Equity Portfolio

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

(Unaudited)

The Small Capitalization–Mid Capitalization Equity Portfolio (the “Portfolio”) managed by Ariel Investments, LLC, Frontier Capital Management Company, LLC, IronBridge Capital Management LP, Mellon Capital Management Corporation, Pzena Investment Management, LLC (“Pzena”), Cupps Capital Management, LLC and Parametric Portfolio Associates, LLC returned 6.91% for the period compared to 6.49% return for the Russell 2000® Index1 and 5.26% for the average manager in the Lipper2 universe of Small Cap Core Funds.3

The Portfolio outperformed its peer group and the benchmark for the period. The Portfolio benefited from allocations to (1) a Growth at a Reasonable Price or “GARP” style managed by Frontier and (2) a traditional value style particularly managed by Pzena (3) a core growth style managed by Ironbridge. Small capitalization equities performed well as investor confidence in the U.S. economy improved.

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio (the “Institutional Portfolio”) managed by Cupps Capital Management, LLC, Frontier Capital Management Company, LLC, IronBridge Capital Management LP, Mellon Capital Management Corporation and Pzena Investment Management, LLC returned 7.43% for the period compared to a 6.49% return for the Russell 2000® Index1 and 5.26% for the average manager in the Lipper2 universe of Small Cap Core Funds.3

The Institutional Portfolio benefited from allocations to (1) a Growth at a Reasonable Price or “GARP” style managed by Frontier and (2) a traditional value style particularly managed by Pzena (3) a core growth style managed by Ironbridge. Small capitalization equities performed well as investor confidence in the U.S. economy improved. The performance difference between the Institutional Portfolio and the Portfolio was primarily driven by the inclusion of Ariels’s deep value style which HC Capital Solution (“the Adviser”) deemed inappropriate for tax-sensitive investors. Ariel uses the market’s short-term focus to uncover mispriced companies whose true value will be realized over time. Cupps Capital Management was added to the portfolio during the period.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize extraordinary excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]

Russell 2000® Index measures the performance of smaller capitalization U.S. companies. The largest 1,000 stocks become the Russell 1000® Index and the next 2,000 stocks become the Russell 2000® Index. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[3]	During the fiscal year, Cadence Capital Management was also under contract to manage the Portfolios but did not have assets allocated to it.

The chart represents historical performance of a hypothetical investment of $10,000 in The Small Capitalization–Mid Capitalization Equity Portfolio for the 10-year period ended 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 2000® Index, which represents the performance of domestically traded common stocks of small to mid-sized companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Small Capitalization–Mid Capitalization Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.76%

HC Advisors Shares 1.01%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Small Capitalization–Mid Capitalization Equity Portfolio from 8/15/08 to 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 2000® Index, which represents the performance of domestically traded common stocks of small to mid-sized companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Small Capitalization–Mid Capitalization Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.80%

HC Advisors Shares 1.05%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The Real Estate Securities Portfolio

(Unaudited)

The Real Estate Securities Portfolio (the “Portfolio”) was managed by Wellington Management Company LLP (“Wellington”) and Parametric Portfolio Associates LLC (“Parametric”) returned 7.44% for the year compared to 5.23% for the Dow-Jones U.S. Select Real Estate Securities Index1 and 4.34% for the average manager in the Lipper2 universe of Real Estate funds.3 The U.S. Real Estate Market benefitted from improving fundamentals in most sectors-declining vacancies, rent growth and constrained supply.

The Portfolio outperformed its peer group and the benchmark for the period. The Portfolio benefited from relative allocations to the warehouse, real estate technology and specialty finance sectors. The outperformance was also driven by strong security selection in healthcare, lodging and retail centers.

[1]

The Dow-Jones U.S. Select Real Estate Securities Index is a broad measure of the performance of publicly traded global real estate securities, such as Real Estate Investment Trust (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted. The global index is an expansion of the original U.S. index, developed in 1991. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[3]	During the fiscal year, Mellon Capital Management Corporation and Cadence Capital Management were also under contract to manage the Portfolio but did not have assets allocated to them.

The chart represents historical performance of a hypothetical investment of $10,000 in The Real Estate Securities Portfolio from 5/21/09 to 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio. The Real Estate Securities Portfolio was redeemed in full on June 30, 2013 and recommenced operations on September 12, 2013.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Dow-Jones U.S. Select Real Estate Securities Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Real Estate Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.78%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The Commodity Returns Strategy Portfolio

(Unaudited)

The Commodity Returns Strategy Portfolio (the “Portfolio”) managed by Wellington Management Company, LLP, Pacific Investment Management Company, LLC, Mellon Capital Management Corporation and Parametric Portfolio Associates LLC returned -22.91% for the year compared to -21.33% for the HC Commodities Benchmark1, -23.71% for the Bloomberg Commodity Index2 and -24.95% for the average manager in the Lipper3 universe of Natural Resources Funds.4

The portfolio slightly underperformed the HC Commodities Benchmark but outperformed both the Bloomberg Commodity Index and the peer group. The modest underperformance was primarily due to the fund’s overweight in commodity-linked equities, which typically exhibit slightly higher sensitivity to the commodity spot markets that sold off during the latter half of 2014. We continue to hold more commodity-linked equities than futures in the fund to capture better risk/return characteristics and high cash flow yields.

The managers of the futures strategies use derivatives – including futures, options, forwards, and swaps – to gain exposure to the underlying physical commodities. The returns generated by those strategies are predominantly a function of the change in the value of the derivatives held. To a lesser extent, the performance of the strategies reflects the change in the value of investments – primarily short dated fixed income – required to collateralize the derivative strategies.

The Portfolio is diversified across multiple managers and strategies, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. Over the period the Portfolio outperformed the Bloomberg Commodity Index, driven primarily by an over-weight to commodities equities rather than futures.

[1]	The HC Commodities Benchmark is composed of 50% of the Bloomberg Commodity Index[2] and 50% of the MSCI ACWI Commodity Producers Index.[5]

[2]

The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in one commodity or sector. It currently includes 19 commodity futures in five groups. No one commodity can comprise less than 2% or more than 15% of the index, and no group can represent more than 33% of the index (as of the annual re-weightings of the components). This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[3]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[4]	During the fiscal year, Cadence Capital Management was also under contract to the Portfolio but did not have any assets allocated to it.

[5]

The MSCI Commodity Producers Index captures the global opportunity set of commodity producers in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI, the parent index, which covers mid and large cap securities across 24 Developed Markets (DM) and 21 Emerging Markets (EM) countries. All index constituents are categorized in one of twelve sub industries according to the Global Industry Classification Standard (GICS), including: integrated oil & gas, oil & gas exploration & production, gold, steel, aluminum, precious metals & minerals, agricultural products, paper products, and forest products. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

The Commodity Returns Strategy Portfolio HC Strategic Shares

The chart represents historical performance of a hypothetical investment of $10,000 in The Commodity Returns Strategy Portfolio from 6/8/10 to 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Bloomberg Commodity Index and the 50% Bloomberg Commodity Index & 50% MSCI ACWI Commodity Producers Index. The Dow-Jones UBS Commodity Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. The MSCI ACWI Commodity Producers Index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. An investor cannot invest directly in an index. The performance of The Commodity Returns Strategy Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.60%

HC Advisors Shares 0.85%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The International Equity Portfolio

The Institutional International Equity Portfolio

(Unaudited)

The International Equity Portfolio (the “Portfolio”) managed by Artisan Partners Limited Partnership, Capital Guardian Trust Company, Causeway Capital Management LLC, Cadence Capital Management, LLC, Mellon Capital Management Corporation and Parametric Portfolio Associates, LLC returned -4.50% for the period compared to -3.82% for the MSCI EAFE Index1 and -3.53% for the average manager in the Lipper2 universe of International Large-Cap Core Funds.3

The Institutional International Equity Portfolio (the “Institutional Portfolio”) managed by Artisan Partners Limited Partnership, Capital Guardian Trust Company, Causeway Capital Management LLC, Lazard Asset Management LLC and Cadence Capital Management, LLC and Mellon Capital Management Corporation returned -4.38% for the fiscal year compared to -3.82% for the MSCI EAFE Index1 and -3.53% for the average manager in the Lipper2 universe of International Large-Cap Core Funds.3

The strength of the U.S. Dollar was a headwind for the performance of the benchmark and the Portfolios. In local currency terms, the MSCI EAFE benchmark returned 11.73% for the period versus -4.21% in U.S. Dollar terms.

In February 2015, the Portfolios were shifted slightly to emphasize the value-oriented strategies managed by Cadence Capital and Causeway Capital, and de-emphasize the better-performing growth strategies. The shift was intended to focus on companies that have strong balance sheets, good value characteristics, and high relative dividend yields. This orientation was mildly discounted by the marketplace during the second half of the fiscal year and it, along with a relatively small exposure to Emerging Markets, drove the Portfolio’s modest underperformance.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize extraordinary excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”), which covers Europe, Australia, and the Far East, is an unmanaged, market value weighted index designed to measure the overall condition of developed overseas equities markets. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[3]	During the fiscal year, City of London Investment Management Company Ltd was also under contract to manage the Portfolios but did not have assets allocated to them.

The chart represents historical performance of a hypothetical investment of $10,000 in The International Equity Portfolio for the 10-year period ended 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the MSCI EAFE Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The International Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.41%

HC Advisors Shares 0.66%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional International Equity Portfolio from 11/20/09 to 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the MSCI EAFE Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional International Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.38%

HC Advisors Shares 0.63%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The Emerging Markets Portfolio

(Unaudited)

The Emerging Markets Portfolio (the “Portfolio”) managed by Mellon Capital Management Corporation, Boston Company Asset Management, LLC and Parametric Portfolio Associates, LLC returned -8.48% compared to -4.77% for the MSCI EM Index1 and -6.80% for the average manager in the Lipper2 universe of Emerging Markets Funds.3

For the period, the Portfolio underperformed the benchmark and the average manager in the industry universe. The underperformance is primarily due to the Portfolio’s value bias. Over this period traditional valuation metrics like low price/book and low price/cash flow were ineffective, and the Portfolio’s high exposure to those types of companies drove underperformance. During the fiscal year, strong-performing companies in the Emerging Markets were characterized by high growth and momentum, two factors to which the fund is relatively under-exposed.

The Emerging Markets have exhibited a good deal of dispersion of late. High growth industries such as biotechnology and internet/software services have been the drivers of performance and have reached lofty valuations. On the other hand, energy, industrials, and utilities flagged and are priced quite cheaply. Throughout the fiscal year, the Fund maintained its allocation to the better-valued companies with higher prospective returns, and remains well-positioned to capture the rewards of a valuation-driven rally.

The Portfolio provides broad access to international emerging markets equity. The Portfolio is managed with multiple managers to provide diversification of manager style as well as diversification of firm specific risks. Mellon Capital Management Corporation employs a quantitatively driven investment process that seeks to identify companies paying high dividends relative to the benchmark while maintaining quality balance sheets. The portfolio diversifies amongst a large number of names and across geographies and sectors to capture its specified factor. Boston Company Asset Management, LLC employs a fundamentally driven investment process to identify attractive value companies within the international emerging markets equity universe and then constructs a diversified portfolio of those companies in accordance with industry and individual company allocation guidelines.

[1]

The Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 30, 2015 the MSCI EM Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[3]	During the fiscal year, City of London Investment Management Company Ltd and Cadence Capital Management were also under contract to manage the Portfolio but did not have assets allocated to them.

The chart represents historical performance of a hypothetical investment of $10,000 in The Emerging Markets Portfolio from 12/10/09 to 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the MSCI EM Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Emerging Markets Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.62%

HC Advisors Shares 0.87%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The Core Fixed Income Portfolio

(Unaudited)

The Core Fixed Income Portfolio (the “Portfolio”) managed by Mellon Capital Management Corporation (“Mellon”) and Agincourt Capital Management, LLC returned 1.16% for the fiscal year compared to 1.85% for the Barclays Capital U.S. Aggregate Bond Index1 (“BarCap”) and 1.11% for the average fixed income manager in the Lipper2 universe of Core Bond Funds.

Within the U.S. Fixed Income markets, longer-duration fixed income indices tended to outperform shorter duration indices as the curve flattened during the first half of the fiscal year. The major U.S. indices representing government, securitized and corporate securities generated positive returns. Fixed income returns were meager during the second half of the fiscal year as investors tried to determine when the Federal Reserve may start to raise rates. The short-end of the curve remained relatively unchanged while the long-end moved higher in May and June contributing to losses. Lower-quality credits delivered positive results as investors continued to reach for yield. The BarCap Index, a broad measure of the U.S. bond market, gained 1.85% for the fiscal year end.

The Portfolio is allocated across the three major sectors of the BarCap Index: governments, credit, and asset backed securities. The government and asset backed sectors are passively managed to provide performance in-line with their respective benchmarks. Actual results may vary marginally from the underlying benchmarks because of cash flows and because for practical purposes, the portfolios hold a representative group of the securities in the benchmarks and do not seek to fully replicate all of the individual holdings. The credit portfolio has a bit more flexibility to vary from the index by avoiding credits that the manager feels have adverse price risk. The allocations across the three sectors will vary over time based upon the relative attractiveness of the sectors. In general, the portfolio maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality comparable to the benchmark.

During the second half of the fiscal year we terminated Seix Investment Advisors LLC. Agincourt Capital Management, LLC assumed investment management responsibilities of those assets. Agincourt’s investment process yields a higher quality portfolio at a more favorable fee rate, relative to Seix.

For the fiscal year the corporate strategy negatively contributed to overall portfolio performance relative to the benchmark. Prior to termination in March of 2015, Seix’s underperformance relative to their benchmark was primarily due to sector selection. Over weights in Metals & Mining, Oil Field Services and an underweight to Integrated Energy sectors negatively impacted performance. Since it assumed management responsibility for the corporate strategy, Agincourt has performed in line with the Portfolio’s benchmark.

[1]

The Barclays Capital U.S. Aggregate Bond Index includes more than 8,000 taxable government, investment-grade corporate and mortgage backed securities. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Core Fixed Income Portfolio for the 10-year period ended 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Barclays Capital U.S. Aggregate Bond Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Core Fixed Income Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.23%

HC Advisors Shares 0.48%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The Fixed Income Opportunity Portfolio

(Unaudited)

For the fiscal year, the Fixed Income Opportunity Portfolio (the “Portfolio”), managed by Fort Washington Investment Advisors, Inc., Western Management Company, City of London Investment Management Company Ltd. and Parametric Portfolio Associates, LLC had a return of 0.06% compared to 0.72% for the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index1 and -1.29% for the average manager in the Lipper2 High Current Yield Fund universe.

The Portfolio is designed to provide investors with higher returns over time than traditional fixed income investments primarily through investment in a diversified portfolio of high yield bonds. The Portfolio may also opportunistically invest in international bonds, convertible bonds, preferred stocks, treasury inflation bonds, loan participations and fixed and floating rate loans.

Within the U.S. Fixed Income markets, longer-duration fixed income indices tended to outperform shorter duration indices as the curve flattened during the first half of the fiscal year. The major U.S. indices representing government, securitized and corporate securities generated positive returns. The sharp drop in oil prices was a notable contributor to the sell-off in high yield market indices, where nearly 15% of the high yield market is comprised of Energy issues. During the second half of the fiscal year fixed income returns were meager as investors tried to determine when the Federal Reserve may start to raise rates. The short-end of the curve remained relatively unchanged while the long-end moved higher in May and June contributing to losses. Lower-quality credits delivered positive results as investors continued to reach for yield. As a result, high yield markets managed to post positive results for fiscal year end.

During the first half of the fiscal year we opportunistically added two strategies to the portfolio. Western Asset Management Company’s opportunistic mortgage strategy seeks to add incremental value by exploiting inefficiencies across the structured product market. City of London’s strategy seeks to provide a high-level of current income by investing in high-yield fixed income securities via closed-end funds at a discount to published net asset value.

During the fiscal year ended June 30, 2015, The Fort Washington Investment Advisors high yield strategy underperformed its benchmark. The strategy largely underperformed due to negative attribution from sector allocation, primarily due to an overweight to Energy. The sharp drop in the price of crude oil caused significant spread widening in Energy. The overweight allocation to Energy detracted from returns with the price of oil falling from $105/barrel to $60/barrel.

City of London’s exposure contributed negatively to overall Portfolio performance for the fiscal year. The strategy gave back initial gains as closed-end fund discounts in the taxable bond space widened sharply in the last six weeks of the fiscal year end.

Western Asset’s opportunistic mortgage strategy performed in line with their stated benchmark. Exposure over the fiscal year was neither a contributor nor a detractor to overall portfolio performance.

[1]

The Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Fixed Income Opportunity Portfolio for the 10-year period ended 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Fixed Income Opportunity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.37%

HC Advisors Shares 0.62%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The U.S. Government Fixed Income Securities Portfolio

(Unaudited)

The U.S. Government Fixed Income Securities Portfolio (the “Portfolio”) managed by Mellon Capital Management Corporation returned 2.03% compared to 2.27% for the Barclays Capital U.S. Government Bond Index1 and 1.45% for the average fixed income manager in the Lipper2 universe of General U.S. Government Funds.

Within the U.S. Fixed Income markets, longer-duration fixed income indices tended to outperform shorter duration indices as the curve flattened during the first half of the fiscal year. The major U.S. indices representing government, securitized and corporate securities generated positive returns. Fixed income returns were meager during the second half of the fiscal year as investors tried to determine when the Federal Reserve may start to raise rates. The short-end of the curve remained relatively unchanged while the long-end moved higher in May and June contributing to losses. Lower-quality credits delivered positive results as investors continued to reach for yield. The BarCap Index, a broad measure of the U.S. bond market, gained 1.85% for the fiscal year end.

The Portfolio is structured to perform similarly to the benchmark. As such it uses a sampling methodology to select a subset of the index universe that maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark. Since the Portfolio owns a subset of securities of the Index, there will necessarily be some tracking error.

[1]	The Barclays Capital U.S. Government Bond Index is a broad-based unmanaged index that represents the general performance of U.S. Treasury and U.S. Government Agency debt securities.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The U.S. Government Fixed Income Securities Portfolio from 12/6/10 to 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Barclays Capital U.S. Government Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The U.S. Government Fixed Income Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.18%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The Inflation Protected Securities Portfolio

(Unaudited)

The Inflation Protected Securities Portfolio (the “Portfolio”) managed by Mellon Capital Management Corporation returned -1.72% compared to -1.72% for the Barclays Capital U.S. Treasury Inflation Protected Securities Index1 and -2.92% for the average fixed income manager in the Lipper2 universe of Inflation Protected Bond Funds.

Within the U.S. Fixed Income markets, longer-duration fixed income indices tended to outperform shorter duration indices as the curve flattened during the first half of the fiscal year. The major U.S. indices representing government, securitized and corporate securities generated positive returns. Fixed income returns were meager during the second half of the fiscal year as investors tried to determine when the Federal Reserve may start to raise rates. The short-end of the curve remained relatively unchanged while the long-end moved higher in May and June contributing to losses. Lower-quality credits delivered positive results as investors continued to reach for yield. The BarCap Index, a broad measure of the U.S. bond market, gained 1.85% for the fiscal year end.

The Portfolio is currently structured to perform similarly to the benchmark. As such it utilizes a full replication approach to duplicate the fundamental characteristics and performance of the Barclays Capital U.S. Treasury Inflation Protected Securities Index.

[1]	The Barclays Capital U.S. Treasury Inflation Protected Securities Index is an unmanaged index generally consisting of all inflation-protection securities issued by the U.S. Treasury.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The U.S. Inflation Protected Securities Portfolio from 4/3/14 to 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Barclays Capital U.S. Treasury Inflation Protected Securities Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Inflation Protected Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.16%

HC Advisor Shares 0.41%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The U.S. Corporate Fixed Income Securities Portfolio

(Unaudited)

The U.S. Corporate Fixed Income Securities Portfolio (the “Portfolio”) managed by Agincourt Capital Management, LLC returned -0.01% compared to 0.75% for the Barclays Capital U.S. Corporate Index1 and 0.54% for the average fixed income manager in the Lipper2 universe of Corporate Debt Funds BBB-Rated Funds.3

During the second half of the fiscal year we terminated Seix Investment Advisors LLC. Agincourt Capital Management, LLC assumed investment management responsibilities of those assets. Agincourt’s investment process yields a higher quality portfolio at a more favorable fee rate, relative to Seix.

Within the U.S. Fixed Income markets, longer-duration fixed income indices tended to outperform shorter duration indices as the curve flattened during the first half of the fiscal year. The major U.S. indices representing government, securitized and corporate securities generated positive returns. Fixed income returns were meager during the second half of the fiscal year as investors tried to determine when the Federal Reserve may start to raise rates. The short-end of the curve remained relatively unchanged while the long-end moved higher in May and June contributing to losses. Lower-quality credits delivered positive results as investors continued to reach for yield. The BarCap Index, a broad measure of the U.S. bond market, gained 1.85% for the fiscal year end.

For the fiscal year the corporate strategy underperformed their benchmark. Prior to termination in March of 2015, Seix’s underperformance relative to their benchmark was primarily due to sector selection. Over weights in Metals & Mining, Oil Field Services and an underweight to Integrated Energy sectors negatively impacted performance. Since Agincourt assumed management responsibility for the corporate strategy they have performed in line with their benchmark.

[1]

The Barclays Capital U.S. Corporate Index covers USD denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. Securities in the index roll up to the U.S. Credit and U.S. Aggregate indices.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[3]	During the fiscal year, there were other Specialist Managers that were under contract to the Portfolio but did not have any assets allocated to them.

The chart represents historical performance of a hypothetical investment of $10,000 in The U.S. Corporate Fixed Income Securities Portfolio from 12/6/10 to 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Barclays Capital U.S. Corporate Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The U.S. Corporate Fixed Income Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.22%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

(Unaudited)

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Portfolio”) managed by Mellon Capital Management Corporation returned 1.97% compared to 2.25% or the Barclays Capital U.S. Securitized Index1 and 2.27% for the average fixed income manager in the Lipper2 universe of U.S. Mortgage Funds.

Within the U.S. Fixed Income markets, longer-duration fixed income indices tended to outperform shorter duration indices as the curve flattened during the first half of the fiscal year. The major U.S. indices representing government, securitized and corporate securities generated positive returns. Fixed income returns were meager during the second half of the fiscal year as investors tried to determine when the Federal Reserve may start to raise rates. The short-end of the curve remained relatively unchanged while the long-end moved higher in May and June contributing to losses. Lower-quality credits delivered positive results as investors continued to reach for yield. The BarCap Index, a broad measure of the U.S. bond market, gained 1.85% for the fiscal year end.

The Portfolio is structured to simulate the performance of the benchmark. As such the Portfolio maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark. Since the Portfolio holds a subset of the securities represented in the benchmark, it is expected to generate a small amount of tracking error.

[1]

The Barclays Capital U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass through securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, investment-grade bonds and asset-backed securities.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The U.S. Mortgage/Asset Backed Fixed Income Portfolio from 12/6/10 to 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Barclays Capital U.S. Securitized Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The U.S. Mortgage/Asset Backed Fixed Income Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.21%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The Short-Term Municipal Bond Portfolio

(Unaudited)

The Short-Term Municipal Bond Portfolio (the “Portfolio”) managed by Breckinridge Capital Advisors, Inc. gained 0.19% for the fiscal year compared to 0.40% for the BofA Merrill Lynch 1-3 Year Municipal Index1 and 0.19% for the average manager in the Lipper2 universe of Short Duration Municipal Bond Funds.

During the first half of the fiscal year, municipal bonds generated positive results. Returns were the strongest in longer maturities, as the yield curve flattened along with Treasuries. Despite higher rates and a number of negative credit headlines related to Puerto Rico, Illinois, Chicago and New Jersey, munis posted modest positive returns during the second half of the fiscal year.

The Breckinridge strategy modestly outperformed the benchmark and peer universe gross of fees. The main driver of performance over the past year was the portfolio’s exposure to bonds beyond 3 years. Although the yield curve steepened in the first half of 2015 the outperformance from the last half of 2014 helped the Breckenridge strategy outperform the BofA Merrill Lynch 1-3 Year Muni Index for the fiscal year end. The portfolio’s Local Government Obligation bonds outperformed the benchmark but the lack of exposure to BBB rated bonds mostly offset those gains. The modest underperformance of the Portfolio is attributable to fees and expenses.

[1]

The BofA Merrill Lynch 1-3 Year Muni Index is an unmanaged, equal-weighted index that tracks the total return performance of the domestic U.S. municipal market. The index consists of investment grade, publicly traded, fixed-rate and coupon bearing municipal securities with a maturity of one to three years. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that organization compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Short-Term Municipal Bond Portfolio from 3/1/06 to 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the BofA Merrill Lynch 1-3 Year Muni Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Short-Term Municipal Bond Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.29%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The Intermediate Term Municipal Bond Portfolio

(Unaudited)

The Intermediate Term Municipal Bond Portfolio (the “Portfolio”) managed by Standish Mellon Asset Management Company LLC (“Standish”) returned 1.54% for the fiscal year compared to 2.40% for the Barclays Capital 3-15 Year Blend Muni Index1 and 1.26% for average manager in the Lipper2 Intermediate Municipal Debt Funds universe.

Municipal bonds during the first half of the fiscal year generated positive results. Returns were the strongest in longer maturities, as the yield curve flattened along with Treasuries. Despite higher rates and a number of negative credit headlines related to Puerto Rico, Illinois, Chicago and New Jersey, munis posted modest positive returns during the second half of the fiscal year.

The Standish strategy underperformed the Barclays Capital Municipal 3-15 year benchmark during the twelve-month reporting period.

Interest rate positioning was the primary detractor to relative results led by being underweight longer maturity 8-to-15 year bonds which outperformed shorter duration assets. The benefit from a shorter duration posture maintained by the portfolio amidst the rising interest rate environment was not enough to offset the negative impact from yield curve positioning. Both sector and security allocations, particularly among revenue issuers, were positive drivers to relative performance. Favorable security selection was seen among education and hospital revenue bonds.

From a sector standpoint, emphasis toward revenue bonds contributed positively amidst steady investor demand for higher yielding securities. Within the revenue sector the fund benefited from being overweight hospital, tobacco and airport bonds which offered attractive yields and were in strong demand from income-seeking investors. Amidst an environment of relatively low volatility and tightening credit spreads, tactical sector positioning toward a more defensive stance proved to be a modest detractor to relative performance. In particular, emphasis on some of the more liquid, higher grade revenue sectors such as essential service water, power as well as special tax bonds detracted as these bonds lagged higher yielding alternatives.

From a quality perspective, maintaining a higher quality bias was a negative led by underweight exposure to A-rated and BBB-rated bonds, which performed well versus the highest grade AAA-rated bonds.

[1]

Barclays Capital 3-15 Year Blend Muni Index is an index of government bonds. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Intermediate Term Municipal Bond Portfolio for the 10-year period ended 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Barclays Capital 3-15 Year Blend Muni Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Intermediate Term Municipal Bond Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.28%

HC Advisors Shares 0.53%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

The Intermediate Term Municipal Bond II Portfolio

(Unaudited)

The Intermediate Term Municipal Bond II Portfolio (the “Portfolio”) managed by Breckinridge Capital Advisors, Inc. returned 1.31% compared to 1.31% for the Barclays Capital 5-Year General Obligation Muni Index1 and 1.26% for average manager in the Lipper2 Intermediate Municipal Debt Funds universe.

Municipal bonds during the first half of the fiscal year generated positive results. Returns were the strongest in longer maturities, as the yield curve flattened along with Treasuries. Despite higher rates and a number of negative credit headlines related to Puerto Rico, Illinois, Chicago and New Jersey, munis posted modest positive returns during the second half of the fiscal year.

The Breckinridge strategy outperformed the benchmark and peer universe gross of fees for the fiscal year end. The main driver of performance over the past year was the portfolio’s exposure to longer bonds beyond 5 years. Although the yield curve steepened in the first half of 2015 the outperformance from the last half of 2014 in the longer end helped the portfolio outperform the Barclays Capital 5 Year General Obligation Index. The portfolio’s exposure to sectors not held by the index such as Water & Sewer and Transportation added slightly to performance. The underweight to lower quality A rated bonds detracted slightly but not in a material way.

[1]

The Barclays Capital 5-Year General Obligation Muni Index is an unmanaged index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Intermediate Term Municipal Bond II Portfolio from 7/13/10 to 6/30/15, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Barclays Capital 5 Year General Obligation Muni Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Intermediate Term Municipal Bond II Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.25%

HC Advisors Shares 0.50%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2015, expense ratios can be found in the financial highlights.

Conclusion

The performance of the Portfolios for the fiscal year was consistent with our expectations. Our valuation work based on normalized earnings currently assesses the broad US equity markets to be in the expensive part of its distribution. As a result, we have deliberately emphasized quality and yield characteristics in our US large cap equity Portfolios. This bias should reduce the sensitivity of the Portfolios to the market. If markets continue their upward momentum, we would expect our Portfolios to lag. If downside volatility picks up, we expect the Portfolios to behave more defensively. This positioning will increase the tracking error of the Portfolios relative to their benchmarks, but we believe that protecting investors from a valuation impairment is more important than keeping up with an advancing bull market.

We continue to add new strategies to broaden the return sources to investors. For example we added a structured commercial real estate mortgage strategy to our Fixed Income Opportunities portfolio. The strategy is designed to diversify away from corporate credit with a wider margin of safety relative to corporate credit. The strategy owns floating rate securities that minimize the exposure to duration.

We are continuing to refine the exposures of our custom defined style portfolios to capture the characteristics that are priced to deliver excess returns. In the US, we prefer quality and yield. In International Developed markets, we find yield attractive. In Emerging Markets equities, our preference is own traditional value and yield. Our goal is to identify the best rewarded subset of risk in each market.

We appreciate your continued trust and support.

HC Capital Solutions

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks — 82.89%
	Aerospace & Defense — 1.91%
33,926	L-3 Communications Holdings, Inc.	$3,847
13,594	Lockheed Martin Corp.	2,527
15,719	Raytheon Co.	1,504
28,856	The Boeing Co.	4,003

		11,881

	Air Freight & Logistics — 0.60%
7,123	C.H. Robinson Worldwide, Inc.	444
34,190	United Parcel Service, Inc., Class – B	3,314

		3,758

	Airlines — 1.22%
10,522	Copa Holdings SA, Class – A^	869
91,600	Delta Air Lines, Inc.	3,763
142,012	JetBlue Airways Corp. (a)	2,948

		7,580

	Auto Components — 0.69%
17,030	Lear Corp.	1,912
41,778	Magna International, Inc., ADR	2,343

		4,255

	Automobiles — 1.74%
558,991	Ford Motor Co.	8,390
74,396	General Motors Co.	2,480

		10,870

	Banks — 5.58%
440,657	Bank of America Corp.	7,500
1,620	Bank of Hawaii Corp.	108
4,346	BankUnited, Inc.	156
34,267	BB&T Corp.	1,381
1,468	BOK Financial Corp.	102
170,327	Citizens Financial Group, Inc.	4,652
2,415	Cullen/Frost Bankers, Inc.	190
44,536	Fifth Third Bancorp	927
14,331	First Niagara Financial Group, Inc.	135
60,751	JPMorgan Chase & Co.	4,116
5,459	M&T Bank Corp.	682
4,668	PacWest Bancorp	218
65,172	Regions Financial Corp.	675
81,384	U.S. BanCorp	3,532
185,038	Wells Fargo & Co.	10,408

		34,782

	Beverages — 1.57%
12,974	Coca-Cola Enterprises, Inc.	564
9,009	Dr. Pepper Snapple Group, Inc.	657
6,298	Molson Coors Brewing Co., Class – B	440
43,964	PepsiCo, Inc.	4,103
103,068	The Coca-Cola Co.	4,043

		9,807

	Biotechnology — 0.49%
25,984	Gilead Sciences, Inc.	3,042

	Capital Markets — 0.87%
1,665	Artisan Partners Asset Management, Inc.	77
6,137	BlackRock, Inc., Class – A	2,124
5,754	Eaton Vance Corp.	225

Shares	Security Description	Value (000)
	Capital Markets (continued)
4,036	Federated Investors, Inc., Class – B	$135
22,944	Invesco Ltd.	861
6,151	Lazard Ltd., Class – A	346
17,974	T. Rowe Price Group, Inc.	1,397
4,079	Waddell & Reed Financial, Inc., Class – A	193

		5,358

	Chemicals — 3.75%
10,503	Air Products & Chemicals, Inc.	1,437
3,650	Airgas, Inc.	386
77,115	CF Industries Holdings, Inc.	4,958
42,080	E.I. du Pont de Nemours & Co.	2,691
9,334	Huntsman Corp.	206
74,934	LyondellBasell Industries NV, Class – A	7,757
14,775	Praxair, Inc.	1,766
61,585	The Dow Chemical Co.	3,151
19,546	The Mosaic Co.	916
2,452	The Scotts Miracle-Gro Co.	145

		23,413

	Commercial Services & Supplies — 0.41%
5,560	Covanta Holding Corp.	118
6,861	KAR Auction Services, Inc.	257
9,163	Pitney Bowes, Inc.	191
9,416	R.R. Donnelley & Sons Co.	164
11,974	Republic Services, Inc., Class – A	469
8,004	The ADT Corp.	269
23,498	Waste Management, Inc.	1,088

		2,556

	Communications Equipment — 1.90%
117,622	Brocade Communications Systems, Inc.	1,397
144,785	Cisco Systems, Inc.	3,976
70,340	Corning, Inc.	1,388
6,832	Harris Corp.	525
11,240	Motorola Solutions, Inc.	645
62,389	Qualcomm, Inc.	3,907

		11,838

	Consumer Finance — 1.93%
81,038	Capital One Financial Corp.	7,129
33,017	Discover Financial Services	1,902
21,602	Navient Corp.	393
74,262	SLM Corp. (a)	733
40,639	Springleaf Holdings, Inc. (a)	1,866

		12,023

	Containers & Packaging — 0.16%
4,688	Avery Dennison Corp.	286
4,318	Bemis Co., Inc.	194
5,171	Packaging Corp. of America	323
4,786	Sonoco Products Co.	205

		1,008

	Distributors — 0.11%
7,753	Genuine Parts Co.	694

	Diversified Consumer Services — 0.06%
12,682	H&R Block, Inc.	376

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Telecommunication Services — 1.51%
119,720	AT&T, Inc.	$4,251
27,835	CenturyLink, Inc.	818
49,832	Frontier Communications Corp.	247
88,426	Verizon Communications, Inc.	4,122

		9,438

	Electric Utilities — 2.02%
14,648	American Electric Power, Inc.	776
21,463	Duke Energy Corp.	1,516
66,073	Edison International	3,672
5,371	Entergy Corp.	379
10,720	Eversource Energy	487
23,265	Exelon Corp.	731
12,218	FirstEnergy Corp.	398
4,580	Great Plains Energy, Inc.	111
2,864	Hawaiian Electric Industries, Inc.	85
13,609	NextEra Energy, Inc.	1,334
6,827	OGE Energy Corp.	195
6,498	Pepco Holdings, Inc.	175
3,251	Pinnacle West Capital Corp.	185
20,843	PPL Corp.	614
30,723	The Southern Co.	1,287
4,210	Westar Energy, Inc.	144
16,412	Xcel Energy, Inc.	528

		12,617

	Electrical Equipment — 0.90%
23,765	Eaton Corp. PLC	1,604
71,872	Emerson Electric Co.	3,984

		5,588

	Electronic Equipment, Instruments & Components — 0.32%
58,665	Keysight Technologies, Inc. (a)	1,830
5,223	National Instruments Corp.	154

		1,984

	Energy Equipment & Services — 1.98%
15,038	Ensco PLC, ADR	335
1,714	Franks International NV	32
46,966	Helmerich & Payne, Inc.	3,307
85,795	National Oilwell Varco, Inc.	4,142
7,204	Oceaneering International, Inc.	336
48,398	Schlumberger Ltd.	4,171

		12,323

	Food & Staples Retailing — 0.83%
11,130	Safeway, Inc.	1
11,130	Safeway, Inc.	11
28,917	Sysco Corp.	1,044
57,739	Wal-Mart Stores, Inc.	4,095

		5,151

	Food Products — 1.63%
34,927	Archer-Daniels-Midland Co.	1,685
6,954	Campbell Soup Co.	331
15,976	ConAgra Foods, Inc.	698
9,237	Flowers Foods, Inc.	195

Shares	Security Description	Value (000)
	Food Products (continued)
29,266	General Mills, Inc.	$1,631
10,280	Hershey Co.	913
11,741	Ingredion, Inc.	937
12,858	Kellogg Co.	806
27,593	Kraft Foods Group, Inc.	2,350
5,842	The J.M. Smucker Co.	633

		10,179

	Gas Utilities — 0.55%
3,764	AGL Resources, Inc.	175
3,040	Atmos Energy Corp.	156
2,588	National Fuel Gas Co.	152
5,139	Questar Corp.	107
83,200	UGI Corp.	2,867

		3,457

	Health Care Equipment & Supplies — 0.31%
27,662	Baxter International, Inc.	1,934

	Health Care Providers & Services — 1.89%
32,954	Aetna, Inc.	4,200
46,269	Anthem, Inc.	7,595

		11,795

	Hotels, Restaurants & Leisure — 1.43%
5,883	Darden Restaurants, Inc.	418
2,741	Extended Stay America, Inc.	51
1	International Game Technology PLC (a)	—
79,454	Las Vegas Sands Corp.	4,178
43,358	McDonald’s Corp.	4,122
3,259	Six Flags Entertainment Corp.	146

		8,915

	Household Durables — 0.11%
5,555	Garmin Ltd.	244
5,984	Leggett & Platt, Inc.	291
2,427	Tupperware Brands Corp.	157

		692

	Household Products — 1.56%
46,145	Colgate-Palmolive Co.	3,018
18,824	Kimberly-Clark Corp.	1,995
6,246	The Clorox Co.	650
52,243	The Procter & Gamble Co.	4,087

		9,750

	Independent Power and Renewable Electricity Producers — 0.56%
168,827	Calpine Corp. (a)	3,037
9,213	NRG Energy, Inc.	211
19,931	The AES Corp.	264

		3,512

	Industrial Conglomerates — 1.30%
26,322	3M Co.	4,061
152,896	General Electric Co.	4,063

		8,124

	Insurance — 5.28%
17,486	ACE Ltd.	1,778
25,161	Aflac, Inc.	1,565
4,899	Allied World Assurance Co. Holdings AG	212

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
108,227	Allstate Corp.	$7,022
37,780	American Financial Group, Inc.	2,457
58,449	American International Group, Inc.	3,613
43,568	Aon PLC	4,343
7,398	Arthur J. Gallagher & Co.	350
8,312	Cincinnati Financial Corp.	417
1,913	Endurance Specialty Holdings Ltd.	126
26,985	First American Financial Corp.	1,004
2,036	Hanover Insurance Group, Inc.	151
1,213	Mercury General Corp.	68
45,067	MetLife, Inc.	2,523
10,598	Old Republic International Corp.	166
2,384	PartnerRe Ltd.	306
15,606	Principal Financial Group, Inc.	800
2,950	ProAssurance Corp.	136
21,861	Prudential Financial, Inc.	1,913
13,349	The Chubb Corp.	1,270
28,525	The Progressive Corp.	794
17,703	The Travelers Cos., Inc.	1,711
3,646	Validus Holdings Ltd.	160

		32,885

	Internet Software & Services — 0.11%
2,665	Equinix, Inc.	677

	IT Services — 1.87%
23,416	Automatic Data Processing, Inc.	1,879
38,600	Booz Allen Hamilton Holding Corp.	974
25,002	International Business Machines Corp.	4,067
3,097	Leidos Holdings, Inc.	125
14,356	Paychex, Inc.	673
28,771	Western Union Co.	585
313,453	Xerox Corp.	3,335

		11,638

	Leisure Products — 0.70%
4,845	Hasbro, Inc.	362
156,445	Mattel, Inc.	4,019

		4,381

	Machinery — 2.27%
47,615	Caterpillar, Inc.	4,039
2,678	Crane Co.	157
30,972	Cummins, Inc.	4,064
18,478	Deere & Co.	1,793
10,174	Dover Corp.	714
67,764	ITT Corp.	2,835
14,494	The Timken Co.	530

		14,132

	Media — 1.50%
9,607	Cablevision Systems Corp., Class – A	230
4,728	Cinemark Holdings, Inc.	190
21,846	Omnicom Group, Inc.	1,518
3,701	Regal Entertainment Group, Class – A	77
21,095	The Interpublic Group of Cos., Inc.	407
17,012	Thomson Reuters Corp.	648
57,526	Time Warner, Inc.	5,028

Shares	Security Description	Value (000)
	Media (continued)
19,239	Viacom, Inc., Class – B	$1,244

		9,342

	Metals & Mining — 0.25%
5,146	Allegheny Technologies, Inc.	155
2,527	Compass Minerals International, Inc.	208
16,178	Nucor Corp.	713
4,329	Reliance Steel & Aluminum Co.	262
11,627	Steel Dynamics, Inc.	241

		1,579

	Multi-line Insurance — 0.01%
380	American National Insurance Co.	39

	Multiline Retail – 1.88%
8,527	Dillard’s, Inc., Class – A	897
47,192	Dollar General Corp.	3,669
69,529	Kohl’s Corp.	4,353
34,097	Target Corp.	2,783

		11,702

	Multi-Utilities — 1.05%
3,624	Alliant Energy Corp.	209
7,168	Ameren Corp.	270
14,492	CenterPoint Energy, Inc.	276
8,312	CMS Energy Corp.	265
9,616	Consolidated Edison, Inc.	557
19,544	Dominion Resources, Inc.	1,308
5,534	DTE Energy Co.	413
6,730	MDU Resources Group, Inc.	131
7,301	NiSource, Inc.	333
12,672	PG&E Corp.	622
13,682	Public Service Enterprise Group, Inc.	537
4,644	SCANA Corp.	235
7,368	Sempra Energy	729
6,917	TECO Energy, Inc.	122
2,593	Vectren Corp.	100
10,127	WEC Energy Group, Inc.	455

		6,562

	Oil, Gas & Consumable Fuels — 8.93%
33,144	Chesapeake Energy Corp.^	370
41,931	Chevron Corp.	4,045
67,161	ConocoPhillips	4,124
661	CVR Energy, Inc.	25
33,177	EOG Resources, Inc.	2,905
49,347	Exxon Mobil Corp.	4,106
3,770	Golar LNG Ltd.	176
115,110	Hess Corp.	7,700
10,111	HollyFrontier Corp.	432
106,000	Kinder Morgan, Inc.	4,069
93,759	Marathon Oil Corp.	2,488
18,228	Marathon Petroleum Corp.	954
100,633	Murphy Oil Corp.	4,183
53,468	Occidental Petroleum Corp.	4,158
60,998	ONEOK, Inc.	2,408
3,663	PBF Energy, Inc., Class – A	104
31,956	Phillips 66	2,574
57,988	Spectra Energy Corp.	1,890

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
3,851	Targa Resources Corp.	$344
2,206	Teekay Shipping Corp.	94
41,334	The Williams Cos., Inc.	2,372
96,662	Valero Energy Corp.	6,051

		55,572

	Paper & Forest Products — 0.18%
3,543	Domtar Corp.	147
20,526	International Paper Co.	977

		1,124

	Personal Products — 0.04%
20,392	Avon Products, Inc.	128
3,075	Nu Skin Enterprises, Inc., Class – A	145

		273

	Pharmaceuticals — 4.76%
59,636	AbbVie, Inc.	4,007
62,674	Bristol-Myers Squibb Co.	4,170
37,534	Eli Lilly & Co.	3,134
41,991	Johnson & Johnson	4,092
71,096	Merck & Co., Inc.	4,047
303,977	Pfizer, Inc.	10,193

		29,643

	Professional Services — 0.12%
16,992	Nielsen Holdings NV	761

	Real Estate Investment Trusts — 2.15%
1,777	Alexandria Real Estate Equities, Inc.	155
2,626	American Campus Communities, Inc.	99
3,853	Apartment Investment & Management Co., Class – A	142
2,943	AvalonBay Communities, Inc.	470
5,487	BioMed Realty Trust, Inc.	106
4,230	Brandywine Realty Trust	56
3,877	Brixmor Property Group, Inc.	90
1,974	Camden Property Trust	147
4,522	CBL & Associates Properties, Inc.	73
2,764	Columbia Property Trust, Inc.	68
2,260	Corporate Office Properties Trust	53
2,647	Corrections Corp. of America	88
7,480	Crown Castle International Corp.	601
7,513	DDR Corp.	116
3,224	Digital Realty Trust, Inc.	215
3,575	Douglas Emmett, Inc.	96
7,690	Duke Realty Corp.	143
1,983	Equity Lifestyle Properties, Inc.	104
8,195	Equity Residential	575
1,491	Essex Property Trust, Inc.	317
2,822	Extra Space Storage, Inc.	184
1,605	Federal Realty Investment Trust	206
2,008	Gaming And Leisure Properties, Inc.	74
13,618	General Growth Properties, Inc.	349
13,028	HCP, Inc.	475
8,533	Health Care REIT, Inc.	560
2,790	Healthcare Trust of America, Inc., Class – A	67

Shares	Security Description	Value (000)
	Real Estate Investment Trusts (continued)
1,260	Home Properties, Inc.	$92
3,367	Hospitality Properties Trust	97
18,617	Host Hotels & Resorts, Inc.	369
4,936	Iron Mountain, Inc.	153
10,120	Kimco Realty Corp.	228
1,818	Lamar Advertising Co., Class – A	104
3,519	Liberty Property Trust	113
1,757	Mid-America Apartment Communities, Inc.	128
3,466	National Retail Properties, Inc.	121
9,112	NorthStar Realty Finance Corp.	145
4,675	OMEGA Healthcare Investors, Inc.	160
3,498	Outfront Media, Inc.	88
3,461	Piedmont Office Realty Trust, Inc., Class – A	61
4,015	Plum Creek Timber Co., Inc.	163
1,294	Post Properties, Inc.	70
12,876	Prologis, Inc.	478
3,521	Public Storage	650
2,917	Rayonier, Inc.	75
5,875	Realty Income Corp.	261
2,069	Regency Centers Corp.	122
5,547	Retail Properties of America, Inc., Class – A	77
6,325	Senior Housing Properties Trust	111
7,953	Simon Property Group, Inc.	1,377
10,963	Spirit Realty Capital, Inc.	106
5,867	Starwood Property Trust, Inc.	127
2,371	Tanger Factory Outlet Centers, Inc.	75
1,525	Taubman Centers, Inc.	106
3,745	The Macerich Co.	279
5,733	UDR, Inc.	184
8,717	Ventas, Inc.	541
4,010	Vornado Realty Trust	381
2,920	Weingarten Realty Investors	95
13,385	Weyerhaeuser Co.	422
2,921	WP Carey, Inc.	172
4,166	WP GLIMCHER, Inc.	56

		13,416

	Road & Rail — 0.37%
26,056	Norfolk Southern Corp.	2,276

	Semiconductors & Semiconductor Equipment — 2.63%
13,156	Analog Devices, Inc.	844
120,448	Applied Materials, Inc.	2,315
16,272	Cypress Semiconductor Corp.	191
229,272	Intel Corp.	6,974
21,500	KLA-Tencor Corp.	1,209
11,259	Linear Technology Corp.	498
12,553	Maxim Integrated Products, Inc.	434
8,867	Microchip Technology, Inc.	421
55,295	Texas Instruments, Inc.	2,848
14,565	Xilinx, Inc.	643

		16,377

	Software — 2.75%
15,336	CA, Inc.	449
46,114	Electronic Arts, Inc. (a)	3,067
234,886	Microsoft Corp.	10,370

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
44,650	Oracle Corp.	$1,799
62,706	Symantec Corp.	1,458

		17,143

	Specialty Retail — 2.08%
14,876	Best Buy Co., Inc.	485
3,594	DSW, Inc., Class – A	120
53,951	Foot Locker, Inc.	3,616
84,273	GameStop Corp., Class – A^	3,621
13,862	Gap, Inc.	529
11,387	L Brands, Inc.	976
209,157	Office Depot, Inc. (a)	1,811
119,022	Staples, Inc.	1,822

		12,980

	Technology Hardware, Storage & Peripherals — 1.42%
290,426	Hewlett-Packard Co.	8,716
3,146	Lexmark International, Inc., Class – A	139

		8,855

	Textiles, Apparel & Luxury Goods — 0.10%
18,500	Coach, Inc.	640

	Thrifts & Mortgage Finance — 0.08%
16,619	New York Community Bancorp, Inc.	306
12,800	People’s United Financial, Inc.	207

		513

	Tobacco — 1.88%
101,670	Altria Group, Inc.	4,972
50,482	Philip Morris International, Inc.	4,047
36,452	Reynolds American, Inc.	2,722

		11,741

	Trading Companies & Distributors — 0.18%
14,342	Fastenal Co.	605
2,360	GATX Corp.	125
3,263	MSC Industrial Direct Co., Inc., Class – A	228
1,224	Watsco, Inc.	151

		1,109

	Transportation Infrastructure — 0.05%
3,410	Macquarie Infrastructure Corp.	282

	Water Utilities — 0.07%
5,705	American Water Works Co., Inc.	277
5,874	Aqua America, Inc.	144

		421

	Wireless Telecommunication Services — 0.29%
50,007	Vodafone Group PLC, ADR	1,823

	Total Common Stocks	516,586

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 0.58%
$3,610	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/15	$3,610

	Total Time Deposit	3,610

	Mutual Funds —15.53%
1,329,373	Dreyfus Treasury Prime Cash Management Fund, 0.00% (b)	1,329
64,668,219	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	64,668
412,427	Vanguard REIT ETF	30,805

	Total Mutual Funds	96,802

	Repurchase Agreement — 0.39%
$2,411	Jefferies LLC, 0.23%, 7/1/15 (Purchased on 6/30/15, proceeds at maturity $2,411,365 collateralized by U.S. Treasury Obligations, 0.00% – 3.28%, 8/15/15 – 8/15/44 fair value $2,411,350)^^	2,411

	Total Repurchase Agreement	2,411

	Total Investments (cost $542,033) — 99.39%	619,409
	Other assets in excess of liabilities — 0.61%	3,776

	Net Assets — 100.00%	$623,185

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $2,948 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on June 30, 2015.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2015

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Value Equity Portfolio	Alliance Bernstein L.P.	Cadence Capital Management, LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	30.58%	52.31%	—	—	82.89%
Time Deposit	0.58%	—	—	—	0.58%
Mutual Funds	—	0.21%	4.94%	10.38%	15.53%
Repurchase Agreement	0.29%	0.10%	—	—	0.39%
Other Assets (Liabilities)	-0.74%	-0.01%	1.37%	-0.01%	0.61%

Total Net Assets	30.71%	52.61%	6.31%	10.37%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
149	E-Mini S&P 500 Future	$15,305	9/18/15	$(345)
21	E-Mini S&P Midcap 400 Future	3,146	9/18/15	(60)

	Net Unrealized Appreciation/(Depreciation)			$(405)

Amounts designated as “—” are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks — 82.13%
	Aerospace & Defense — 1.89%
49,691	L-3 Communications Holdings, Inc.	$5,634
19,832	Lockheed Martin Corp.	3,687
22,932	Raytheon Co.	2,194
42,097	The Boeing Co.	5,840

		17,355

	Air Freight & Logistics — 0.60%
10,390	C.H. Robinson Worldwide, Inc.	648
49,880	United Parcel Service, Inc., Class – B	4,834

		5,482

	Airlines — 1.21%
15,351	Copa Holdings SA, Class – A^	1,268
134,986	Delta Air Lines, Inc.	5,545
204,914	JetBlue Airways Corp. (a)	4,254

		11,067

	Auto Components — 0.69%
24,756	Lear Corp.	2,779
62,442	Magna International, Inc., ADR	3,502

		6,281

	Automobiles — 1.74%
821,940	Ford Motor Co.	12,337
108,537	General Motors Co.	3,618

		15,955

	Banks — 5.58%
651,724	Bank of America Corp.	11,092
2,363	Bank of Hawaii Corp.	158
6,341	BankUnited, Inc.	228
49,992	BB&T Corp.	2,015
2,141	BOK Financial Corp.	149
251,820	Citizens Financial Group, Inc.	6,877
3,523	Cullen/Frost Bankers, Inc.	277
64,974	Fifth Third Bancorp	1,353
20,908	First Niagara Financial Group, Inc.	197
88,630	JPMorgan Chase & Co.	6,006
7,964	M&T Bank Corp.	995
6,811	PacWest Bancorp	318
95,081	Regions Financial Corp.	985
118,731	U.S. BanCorp	5,153
272,421	Wells Fargo & Co.	15,320

		51,123

	Beverages — 1.56%
18,928	Coca-Cola Enterprises, Inc.	822
13,143	Dr. Pepper Snapple Group, Inc.	958
9,187	Molson Coors Brewing Co., Class – B	641
64,139	PepsiCo, Inc.	5,987
150,365	The Coca-Cola Co.	5,899

		14,307

	Biotechnology — 0.49%
38,227	Gilead Sciences, Inc.	4,476

	Capital Markets — 0.85%
2,429	Artisan Partners Asset Management, Inc.	113
8,953	BlackRock, Inc., Class – A	3,098
8,394	Eaton Vance Corp.	328

Shares	Security Description	Value (000)
	Capital Markets (continued)
5,888	Federated Investors, Inc., Class – B	$197
33,473	Invesco Ltd.	1,255
8,975	Lazard Ltd., Class – A	505
26,222	T. Rowe Price Group, Inc.	2,038
5,951	Waddell & Reed Financial, Inc., Class – A	282

		7,816

	Chemicals — 3.46%
15,322	Air Products & Chemicals, Inc.	2,097
5,324	Airgas, Inc.	563
1	Albemarle Corp.	—
113,565	CF Industries Holdings, Inc.	7,299
61,391	E.I. du Pont de Nemours & Co.	3,926
13,617	Huntsman Corp.	301
85,335	LyondellBasell Industries NV, Class – A	8,834
21,556	Praxair, Inc.	2,577
89,846	The Dow Chemical Co.	4,597
28,514	The Mosaic Co.	1,336
3,578	The Scotts Miracle-Gro Co.	212

		31,742

	Commercial Services & Supplies — 0.41%
8,112	Covanta Holding Corp.	172
10,011	KAR Auction Services, Inc.	374
13,368	Pitney Bowes, Inc.	278
13,737	R.R. Donnelley & Sons Co.	239
17,468	Republic Services, Inc., Class – A	684
11,677	The ADT Corp.	392
34,282	Waste Management, Inc.	1,590

		3,729

	Communications Equipment — 1.89%
174,484	Brocade Communications Systems, Inc.	2,073
211,226	Cisco Systems, Inc.	5,799
102,619	Corning, Inc.	2,025
9,967	Harris Corp.	767
16,399	Motorola Solutions, Inc.	940
91,020	Qualcomm, Inc.	5,701

		17,305

	Consumer Finance — 1.83%
120,336	Capital One Financial Corp.	10,586
49,427	Discover Financial Services	2,848
31,515	Navient Corp.	574
60,373	Springleaf Holdings, Inc. (a)	2,772

		16,780

	Containers & Packaging — 0.16%
6,840	Avery Dennison Corp.	417
6,299	Bemis Co., Inc.	284
7,545	Packaging Corp. of America	471
6,982	Sonoco Products Co.	299

		1,471

	Distributors — 0.11%
11,311	Genuine Parts Co.	1,013

	Diversified Consumer Services — 0.06%
18,503	H&R Block, Inc.	549

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Telecommunication Services — 1.50%
174,659	AT&T, Inc.	$6,204
40,609	CenturyLink, Inc.	1,193
72,703	Frontier Communications Corp.	360
129,005	Verizon Communications, Inc.	6,013

		13,770

	Electric Utilities — 2.02%
21,371	American Electric Power, Inc.	1,132
31,312	Duke Energy Corp.	2,212
98,016	Edison International	5,449
7,837	Entergy Corp.	553
15,639	Eversource Energy	710
33,940	Exelon Corp.	1,066
17,825	FirstEnergy Corp.	580
6,681	Great Plains Energy, Inc.	161
4,178	Hawaiian Electric Industries, Inc.	124
19,854	NextEra Energy, Inc.	1,946
9,961	OGE Energy Corp.	285
9,479	Pepco Holdings, Inc.	255
4,742	Pinnacle West Capital Corp.	270
30,408	PPL Corp.	896
44,821	The Southern Co.	1,878
6,143	Westar Energy, Inc.	210
23,943	Xcel Energy, Inc.	770

		18,497

	Electrical Equipment — 0.89%
34,670	Eaton Corp. PLC	2,340
104,855	Emerson Electric Co.	5,812

		8,152

	Electronic Equipment, Instruments & Components — 0.32%
87,269	Keysight Technologies, Inc. (a)	2,722
7,619	National Instruments Corp.	224

		2,946

	Energy Equipment & Services — 1.96%
21,939	Ensco PLC, ADR	489
2,501	Franks International NV	47
68,518	Helmerich & Payne, Inc.	4,825
125,166	National Oilwell Varco, Inc.	6,043
10,511	Oceaneering International, Inc.	490
70,608	Schlumberger Ltd.	6,086

		17,980

	Food & Staples Retailing — 0.82%
18,568	Safeway, Inc.	1
18,568	Safeway, Inc.	19
42,186	Sysco Corp.	1,523
84,236	Wal-Mart Stores, Inc.	5,975

		7,518

	Food Products — 1.62%
50,955	Archer-Daniels-Midland Co.	2,457
10,146	Campbell Soup Co.	483
23,308	ConAgra Foods, Inc.	1,019
13,476	Flowers Foods, Inc.	285

Shares	Security Description	Value (000)
	Food Products (continued)
42,696	General Mills, Inc.	$2,379
14,998	Hershey Co.	1,332
17,463	Ingredion, Inc.	1,394
18,760	Kellogg Co.	1,176
40,255	Kraft Foods Group, Inc.	3,428
8,521	The J.M. Smucker Co.	924

		14,877

	Gas Utilities — 0.55%
5,492	AGL Resources, Inc.	256
4,436	Atmos Energy Corp.	227
3,776	National Fuel Gas Co.	222
7,497	Questar Corp.	157
122,482	UGI Corp.	4,220

		5,082

	Health Care Equipment & Supplies — 0.31%
40,356	Baxter International, Inc.	2,822

	Health Care Providers & Services — 1.80%
41,245	Aetna, Inc.	5,257
68,455	Anthem, Inc.	11,236

		16,493

	Hotels, Restaurants & Leisure — 1.42%
8,583	Darden Restaurants, Inc.	610
4,000	Extended Stay America, Inc.	75
115,915	Las Vegas Sands Corp.	6,094
63,255	McDonald’s Corp.	6,014
4,754	Six Flags Entertainment Corp.	213

		13,006

	Household Durables — 0.11%
8,104	Garmin Ltd.	356
8,730	Leggett & Platt, Inc.	425
3,541	Tupperware Brands Corp.	229

		1,010

	Household Products — 1.55%
67,320	Colgate-Palmolive Co.	4,403
27,463	Kimberly-Clark Corp.	2,910
9,111	The Clorox Co.	948
76,218	The Procter & Gamble Co.	5,964

		14,225

	Independent Power and Renewable Electricity Producers — 0.57%
249,532	Calpine Corp. (a)	4,488
13,440	NRG Energy, Inc.	308
29,077	The AES Corp.	386

		5,182

	Industrial Conglomerates — 1.29%
38,401	3M Co.	5,925
223,059	General Electric Co.	5,927

		11,852

	Insurance — 4.69%
25,510	ACE Ltd.	2,594
36,707	Aflac, Inc.	2,283
7,147	Allied World Assurance Co. Holdings AG	309
159,978	Allstate Corp.	10,378

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
56,596	American Financial Group, Inc.	$3,681
63,657	Aon PLC	6,345
10,793	Arthur J. Gallagher & Co.	511
12,126	Cincinnati Financial Corp.	608
2,790	Endurance Specialty Holdings Ltd.	183
40,108	First American Financial Corp.	1,492
2,970	Hanover Insurance Group, Inc.	220
1,769	Mercury General Corp.	98
65,748	MetLife, Inc.	3,681
15,462	Old Republic International Corp.	242
3,478	PartnerRe Ltd.	447
22,767	Principal Financial Group, Inc.	1,168
4,304	ProAssurance Corp.	199
31,894	Prudential Financial, Inc.	2,791
19,475	The Chubb Corp.	1,853
41,615	The Progressive Corp.	1,158
25,825	The Travelers Cos., Inc.	2,496
5,318	Validus Holdings Ltd.	234

		42,971

	Internet Software & Services — 0.11%
3,888	Equinix, Inc.	988

	IT Services — 1.86%
34,164	Automatic Data Processing, Inc.	2,741
56,899	Booz Allen Hamilton Holding Corp.	1,436
36,475	International Business Machines Corp.	5,934
4,519	Leidos Holdings, Inc.	182
20,944	Paychex, Inc.	982
41,973	Western Union Co.	853
462,506	Xerox Corp.	4,921

		17,049

	Leisure Products — 0.70%
7,069	Hasbro, Inc.	529
228,238	Mattel, Inc.	5,863

		6,392

	Machinery — 2.26%
69,466	Caterpillar, Inc.	5,892
3,907	Crane Co.	229
45,185	Cummins, Inc.	5,928
26,958	Deere & Co.	2,616
14,843	Dover Corp.	1,042
100,921	ITT Corp.	4,223
21,145	The Timken Co.	773

		20,703

	Media — 1.49%
14,017	Cablevision Systems Corp., Class – A	336
6,899	Cinemark Holdings, Inc.	277
31,871	Omnicom Group, Inc.	2,215
5,400	Regal Entertainment Group, Class – A	113
30,775	The Interpublic Group of Cos., Inc.	593
24,819	Thomson Reuters Corp.	945
84,800	Time Warner, Inc.	7,412
28,068	Viacom, Inc., Class – B	1,814

		13,705

Shares	Security Description	Value (000)
	Metals & Mining — 0.25%
7,508	Allegheny Technologies, Inc.	$227
3,686	Compass Minerals International, Inc.	303
23,604	Nucor Corp.	1,040
6,316	Reliance Steel & Aluminum Co.	382
16,963	Steel Dynamics, Inc.	351

		2,303

	Multi-line Insurance — 0.01%
554	American National Insurance Co.	57

	Multiline Retail — 1.88%
12,607	Dillard’s, Inc., Class – A	1,326
69,319	Dollar General Corp.	5,389
102,785	Kohl’s Corp.	6,435
49,744	Target Corp.	4,061

		17,211

	Multi-Utilities — 1.04%
5,287	Alliant Energy Corp.	305
10,457	Ameren Corp.	394
21,142	CenterPoint Energy, Inc.	402
12,126	CMS Energy Corp.	386
14,027	Consolidated Edison, Inc.	812
28,512	Dominion Resources, Inc.	1,906
8,074	DTE Energy Co.	603
9,819	MDU Resources Group, Inc.	192
10,652	NiSource, Inc.	486
18,486	PG&E Corp.	908
19,961	Public Service Enterprise Group, Inc.	784
6,774	SCANA Corp.	343
10,749	Sempra Energy	1,064
10,091	TECO Energy, Inc.	178
3,783	Vectren Corp.	146
14,774	WEC Energy Group, Inc.	664

		9,573

	Oil, Gas & Consumable Fuels — 9.36%
48,355	Chesapeake Energy Corp.^	540
61,172	Chevron Corp.	5,901
97,981	ConocoPhillips	6,017
965	CVR Energy, Inc.	36
49,022	EOG Resources, Inc.	4,292
71,992	Exxon Mobil Corp.	5,990
5,499	Golar LNG Ltd.	257
169,836	Hess Corp.	11,358
14,752	HollyFrontier Corp.	630
154,643	Kinder Morgan, Inc.	5,937
136,785	Marathon Oil Corp.	3,630
27,600	Marathon Petroleum Corp.	1,444
148,247	Murphy Oil Corp.	6,163
78,004	Occidental Petroleum Corp.	6,066
88,989	ONEOK, Inc.	3,513
5,344	PBF Energy, Inc., Class – A	152
46,623	Phillips 66	3,756
94,669	SM Energy Co.	4,366
84,599	Spectra Energy Corp.	2,758
5,618	Targa Resources Corp.	501
3,219	Teekay Shipping Corp.	138

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
60,307	The Williams Cos., Inc.	$3,461
142,004	Valero Energy Corp.	8,889

		85,795

	Paper & Forest Products — 0.18%
5,170	Domtar Corp.	214
29,946	International Paper Co.	1,425

		1,639

	Personal Products — 0.04%
29,752	Avon Products, Inc.	186
4,486	Nu Skin Enterprises, Inc., Class – A	212

		398

	Pharmaceuticals — 4.73%
87,002	AbbVie, Inc.	5,846
91,435	Bristol-Myers Squibb Co.	6,084
54,759	Eli Lilly & Co.	4,572
61,260	Johnson & Johnson	5,970
103,729	Merck & Co., Inc.	5,905
446,736	Pfizer, Inc.	14,978

		43,355

	Professional Services — 0.12%
24,789	Nielsen Holdings NV	1,110

	Real Estate Investment Trusts — 2.14%
2,593	Alexandria Real Estate Equities, Inc.	227
3,831	American Campus Communities, Inc.	144
5,621	Apartment Investment & Management Co., Class – A	208
4,294	AvalonBay Communities, Inc.	686
8,005	BioMed Realty Trust, Inc.	155
6,171	Brandywine Realty Trust	82
5,656	Brixmor Property Group, Inc.	131
2,880	Camden Property Trust	214
6,599	CBL & Associates Properties, Inc.	107
4,031	Columbia Property Trust, Inc.	99
3,298	Corporate Office Properties Trust	78
3,862	Corrections Corp. of America	128
10,912	Crown Castle International Corp.	876
10,961	DDR Corp.	169
4,703	Digital Realty Trust, Inc.	314
5,217	Douglas Emmett, Inc.	141
11,220	Duke Realty Corp.	208
2,892	Equity Lifestyle Properties, Inc.	152
11,955	Equity Residential	839
2,174	Essex Property Trust, Inc.	462
4,117	Extra Space Storage, Inc.	269
2,342	Federal Realty Investment Trust	300
2,929	Gaming And Leisure Properties, Inc.	107
19,868	General Growth Properties, Inc.	510
19,007	HCP, Inc.	693
12,449	Health Care REIT, Inc.	817
4,070	Healthcare Trust of America, Inc., Class – A	97
1,838	Home Properties, Inc.	134
4,912	Hospitality Properties Trust	142
27,160	Host Hotels & Resorts, Inc.	539

Shares	Security Description	Value (000)
	Real Estate Investment Trusts (continued)
7,201	Iron Mountain, Inc.	$223
14,764	Kimco Realty Corp.	333
2,653	Lamar Advertising Co., Class – A	152
5,135	Liberty Property Trust	165
2,564	Mid-America Apartment Communities, Inc.	187
5,058	National Retail Properties, Inc.	177
13,295	NorthStar Realty Finance Corp.	211
6,821	OMEGA Healthcare Investors, Inc.	234
5,104	Outfront Media, Inc.	129
5,049	Piedmont Office Realty Trust, Inc., Class – A	89
5,857	Plum Creek Timber Co., Inc.	238
1,888	Post Properties, Inc.	103
18,786	Prologis, Inc.	697
5,138	Public Storage	946
4,255	Rayonier, Inc.	109
8,570	Realty Income Corp.	380
3,018	Regency Centers Corp.	178
8,092	Retail Properties of America, Inc., Class – A	113
9,227	Senior Housing Properties Trust	162
11,603	Simon Property Group, Inc.	2,007
15,996	Spirit Realty Capital, Inc.	155
8,560	Starwood Property Trust, Inc.	185
3,459	Tanger Factory Outlet Centers, Inc.	110
2,223	Taubman Centers, Inc.	154
5,463	The Macerich Co.	408
8,364	UDR, Inc.	268
12,717	Ventas, Inc.	790
5,850	Vornado Realty Trust	555
4,261	Weingarten Realty Investors	139
19,528	Weyerhaeuser Co.	615
4,261	WP Carey, Inc.	251
6,080	WP GLIMCHER, Inc.	82

		19,573

	Road & Rail — 0.36%
38,013	Norfolk Southern Corp.	3,321

	Semiconductors & Semiconductor Equipment — 2.62%
19,193	Analog Devices, Inc.	1,232
178,658	Applied Materials, Inc.	3,434
23,741	Cypress Semiconductor Corp.	279
335,746	Intel Corp.	10,212
31,366	KLA-Tencor Corp.	1,763
16,426	Linear Technology Corp.	727
18,313	Maxim Integrated Products, Inc.	633
12,935	Microchip Technology, Inc.	613
80,669	Texas Instruments, Inc.	4,155
21,249	Xilinx, Inc.	938

		23,986

	Software — 2.76%
22,373	CA, Inc.	655
68,428	Electronic Arts, Inc. (a)	4,550
345,903	Microsoft Corp.	15,272
65,940	Oracle Corp.	2,657
91,482	Symantec Corp.	2,127

		25,261

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail — 2.08%
21,702	Best Buy Co., Inc.	$708
5,244	DSW, Inc., Class – A	175
79,267	Foot Locker, Inc.	5,312
123,747	GameStop Corp., Class – A^	5,316
20,223	Gap, Inc.	772
16,611	L Brands, Inc.	1,424
309,443	Office Depot, Inc. (a)	2,680
175,788	Staples, Inc.	2,691

		19,078

	Technology Hardware, Storage & Peripherals — 1.56%
470,210	Hewlett-Packard Co.	14,111
4,590	Lexmark International, Inc., Class – A	203

		14,314

	Textiles, Apparel & Luxury Goods — 0.10%
26,989	Coach, Inc.	934

	Thrifts & Mortgage Finance — 0.08%
24,246	New York Community Bancorp, Inc.	445
18,675	People’s United Financial, Inc.	303

		748

	Tobacco — 1.87%
193,685	Altria Group, Inc.	9,474
73,647	Philip Morris International, Inc.	5,904
24,221	Reynolds American, Inc.	1,808

		17,186

	Trading Companies & Distributors — 0.18%
20,923	Fastenal Co.	883
3,443	GATX Corp.	183
4,759	MSC Industrial Direct Co., Inc., Class – A	332
1,786	Watsco, Inc.	221

		1,619

	Transportation Infrastructure — 0.04%
4,974	Macquarie Infrastructure Corp.	411

	Water Utilities — 0.07%
8,322	American Water Works Co., Inc.	405
8,568	Aqua America, Inc.	210

		615

	Wireless Telecommunication Services — 0.29%
73,840	Vodafone Group PLC, ADR	2,691

	Total Common Stocks	752,849

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 1.19%
$10,943	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/15	$10,943

	Total Time Deposit	10,943

	Mutual Funds —15.10%
1,940,079	Dreyfus Treasury Prime Cash Management Fund, 0.00% (b)	1,940
92,179,976	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	92,180
592,862	Vanguard REIT ETF	44,281

	Total Mutual Funds	138,401

	Repurchase Agreement — 0.41%
$3,770	Jefferies LLC,0.23%, 7/1/15 (Purchased on 6/30/15, proceeds at maturity $3,769,921 collateralized by U.S. Treasury Obligations, 0.00% – 3.28%, 8/15/15 – 8/15/44 fair value $3,845,295)^^	3,770

	Total Repurchase Agreement	3,770

	Total Investments (cost $798,124) — 98.83%	905,963
	Other assets in excess of liabilities — 1.17%	10,717

	Net Assets — 100.00%	$916,680

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $6,379 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on June 30, 2015.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2015

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Institutional Value Equity Portfolio	Alliance Bernstein L.P.	Cadence Capital Management, LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	30.25%	51.88%	—	—	82.13%
Time Deposit	1.19%	—	—	—	1.19%
Mutual Funds	—	0.22%	4.83%	10.05%	15.10%
Repurchase Agreement	0.32%	0.09%	—	—	0.41%
Other Assets (Liabilities)	-0.91%	-0.01%	2.09%	—	1.17%

Total Net Assets	30.85%	52.18%	6.92%	10.05%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
148	E-Mini S&P 500 Future	$15,203	9/18/15	$(346)
21	E-Mini S&P Midcap 400 Future	3,146	9/18/15	(60)

	Net Unrealized Appreciation/(Depreciation)			$(406)

Amounts designated as “—” are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks — 82.03%
	Aerospace & Defense — 1.32%
11,980	General Dynamics Corp.	$1,697
3,361	L-3 Communications Holdings, Inc.	381
5,669	Precision Castparts Corp.	1,133
12,269	Raytheon Co.	1,174
5,291	Rockwell Collins, Inc.	489
19,092	The Boeing Co.	2,648
35,945	United Technologies Corp.	3,988

		11,510

	Air Freight & Logistics — 0.08%
5,820	C.H. Robinson Worldwide, Inc.	363
7,723	Expeditors International of Washington, Inc.	356

		719

	Airlines — 0.02%
2,831	Spirit Airlines, Inc. (a)	176

	Automobiles — 0.33%
10,638	Tesla Motors, Inc. (a)	2,854

	Banks — 0.06%
2,102	Cullen/Frost Bankers, Inc.	165
5,378	First Republic Bank	339

		504

	Beverages — 1.67%
6,049	Brown-Forman Corp., Class – B	606
7,683	Dr. Pepper Snapple Group, Inc.	560
13,190	Monster Beverage Corp. (a)	1,768
59,437	PepsiCo, Inc.	5,548
155,705	The Coca-Cola Co.	6,108

		14,590

	Biotechnology — 4.51%
15,335	Alexion Pharmaceuticals, Inc. (a)	2,772
102,163	Amgen, Inc.	15,684
11,278	Biogen Idec, Inc. (a)	4,556
19,482	Celgene Corp. (a)	2,255
24,489	Gilead Sciences, Inc.	2,867
19,048	Regeneron Pharmaceuticals, Inc. (a)	9,717
12,764	Vertex Pharmaceuticals, Inc. (a)	1,576

		39,427

	Capital Markets — 1.90%
3,632	Federated Investors, Inc., Class – B	122
15,548	Franklin Resources, Inc.	762
8,936	Goldman Sachs Group, Inc.	1,866
57,156	Morgan Stanley	2,217
5,176	SEI Investments Co.	254
130,516	State Street Corp.	10,050
10,071	T. Rowe Price Group, Inc.	783
10,573	TD Ameritrade Holdg Corp.	389
3,328	Waddell & Reed Financial, Inc., Class – A	157

		16,600

	Chemicals — 3.24%
8,303	Air Products & Chemicals, Inc.	1,136
109,509	Ecolab, Inc.	12,382
3,163	International Flavors & Fragrances, Inc.	346

Shares	Security Description	Value (000)
	Chemicals (continued)
94,095	Monsanto Co.	$10,030
11,476	Praxair, Inc.	1,372
4,624	Sigma-Aldrich Corp.	644
8,796	The Sherwin-Williams Co.	2,419

		28,329

	Commercial Services & Supplies — 0.14%
3,918	Cintas Corp.	331
4,407	Copart, Inc. (a)	156
3,687	Rollins, Inc.	105
3,305	Stericycle, Inc. (a)	444
4,827	Waste Connections, Inc.	227

		1,263

	Communications Equipment — 1.69%
200,890	Cisco Systems, Inc.	5,516
2,946	F5 Networks, Inc. (a)	355
4,152	Harris Corp.	319
137,309	Qualcomm, Inc.	8,600

		14,790

	Construction & Engineering — 0.06%
5,809	Fluor Corp.	308
5,148	Jacobs Engineering Group, Inc. (a)	209

		517

	Consumer Finance — 1.26%
141,110	American Express Co.	10,967

	Containers & Packaging — 0.04%
2,539	AptarGroup, Inc.	162
3,971	Sonoco Products Co.	170

		332

	Distributors — 0.06%
6,042	Genuine Parts Co.	541

	Diversified Consumer Services — 0.01%
3,777	Apollo Group, Inc., Class – A (a)	49

	Diversified Financial Services — 0.48%
3,353	CBOE Holdings, Inc.	192
12,487	CME Group, Inc.	1,162
27,926	The McGraw-Hill Cos., Inc.	2,805

		4,159

	Electrical Equipment — 0.26%
9,591	AMETEK, Inc.	525
27,495	Emerson Electric Co.	1,524
2,308	Hubbell, Inc., Class – B	250

		2,299

	Electronic Equipment, Instruments & Components — 0.17%
12,329	Amphenol Corp., Class – A	715
1,901	Dolby Laboratories, Inc., Class – A	75
5,557	FLIR Systems, Inc.	171
6,086	Ingram Micro, Inc. (a)	152
3,864	National Instruments Corp.	114
2,006	Zebra Technologies Corp. (a)	223

		1,450

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services — 1.88%
21,867	Core Laboratories NV	$2,494
1,600	Dril-Quip, Inc. (a)	120
9,197	FMC Technologies, Inc. (a)	382
3,760	Helmerich & Payne, Inc.	265
16,803	National Oilwell Varco, Inc.	811
3,878	Oceaneering International, Inc.	181
140,997	Schlumberger Ltd.	12,152

		16,405

	Food & Staples Retailing — 3.40%
36,329	Costco Wholesale Corp.	4,907
45,872	CVS Caremark Corp.	4,811
22,890	Sysco Corp.	826
25,163	The Kroger Co.	1,825
37,426	Walgreens Boots Alliance, Inc.	3,160
62,481	Wal-Mart Stores, Inc.	4,432
248,039	Whole Foods Market, Inc.	9,782

		29,743

	Food Products — 2.85%
6,839	Campbell Soup Co.	326
6,750	Flowers Foods, Inc.	143
110,498	Hershey Co.	9,816
5,206	Hormel Foods Corp.	293
5,075	McCormick & Co., Inc.	411
7,927	Mead Johnson Nutrition Co.	715
310,906	Mondelez International, Inc., Class – A	12,791
4,053	The J.M. Smucker Co.	439

		24,934

	Health Care Equipment & Supplies — 2.08%
116,279	Abbott Laboratories	5,707
21,238	Baxter International, Inc.	1,485
7,575	Becton, Dickinson & Co.	1,073
2,960	C.R. Bard, Inc.	505
5,552	Dentsply International, Inc.	286
4,122	Edwards Lifesciences Corp. (a)	587
3,760	IDEXX Laboratories, Inc. (a)	241
1,403	Intuitive Surgical, Inc. (a)	680
56,105	Medtronic PLC	4,157
5,494	ResMed, Inc.	310
11,106	St. Jude Medical, Inc.	812
13,184	Stryker Corp.	1,260
4,059	Varian Medical Systems, Inc. (a)	342
6,582	Zimmer Holdings, Inc.	719

		18,164

	Health Care Providers & Services — 1.70%
13,972	Aetna, Inc.	1,781
10,952	Anthem, Inc.	1,798
28,787	Express Scripts Holding Co. (a)	2,560
3,334	Henry Schein, Inc. (a)	474
3,906	Laboratory Corp. of America Holdings (a)	473
9,008	McKesson Corp.	2,025
3,890	MEDNAX, Inc. (a)	288
3,351	Patterson Cos., Inc.	163

Shares	Security Description	Value (000)
	Health Care Providers & Services (continued)
5,659	Quest Diagnostics, Inc.	$410
38,435	UnitedHealth Group, Inc.	4,690
3,451	VCA Antech, Inc. (a)	188

		14,850

	Health Care Technology — 1.42%
179,562	Cerner Corp. (a)	12,400
1,487	Veeva Systems, Inc. (a)	42

		12,442

	Hotels, Restaurants & Leisure — 3.04%
4,200	Chipotle Mexican Grill, Inc. (a)	2,541
34,854	Marriott International, Inc.	2,593
38,777	McDonald’s Corp.	3,687
989	Panera Bread Co., Class – A (a)	173
299,111	Starbucks Corp.	16,036
17,290	YUM! Brands, Inc.	1,557

		26,587

	Household Durables — 0.02%
4,761	Garmin Ltd.	209

	Household Products — 2.40%
5,298	Church & Dwight Co., Inc.	430
181,507	Colgate-Palmolive Co.	11,873
14,762	Kimberly-Clark Corp.	1,564
5,016	The Clorox Co.	522
83,849	The Procter & Gamble Co.	6,560

		20,949

	Industrial Conglomerates — 0.79%
25,629	3M Co.	3,955
2,507	Carlisle Cos., Inc.	251
23,816	Danaher Corp.	2,038
3,883	Roper Industries, Inc.	670

		6,914

	Insurance — 1.03%
86,140	Aon PLC	8,586
4,695	Brown & Brown, Inc.	154
5,118	Torchmark Corp.	298

		9,038

	Internet & Catalog Retail — 4.32%
36,725	Amazon.com, Inc. (a)	15,942
61,078	JD.com, Inc., ADR (a)	2,083
6,366	Netflix, Inc. (a)	4,182
12,017	Priceline.com, Inc. (a)	13,836
15,162	TripAdvisor, Inc. (a)	1,321
15,336	Vipshop Holdings Ltd., ADR (a)	341

		37,705

	Internet Software & Services — 7.37%
23,407	Alibaba Group Holding Ltd., ADR (a)	1,926
49,688	eBay, Inc. (a)	2,993
32,875	Equinix, Inc.	8,350
75,305	Facebook, Inc., Class – A (a)	6,459
37,734	Google, Inc. (a)	19,641
16,263	Google, Inc., Class – A (a)	8,783
50,271	LinkedIn Corp., Class – A (a)	10,387
4,565	Rackspace Hosting, Inc. (a)	170

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
142,371	Tencent Holdings Ltd., ADR	$2,855
35,262	Twitter, Inc. (a)	1,277
37,136	Yahoo!, Inc. (a)	1,459

		64,300

	IT Services — 6.34%
24,818	Accenture PLC, Class – A	2,402
6,277	Amdocs Ltd.	343
133,424	Automatic Data Processing, Inc.	10,705
4,705	Broadridge Financial Solutions, Inc.	235
23,846	Cognizant Technology Solutions Corp. (a)	1,457
3,237	FleetCor Technologies, Inc. (a)	505
2,649	Global Payments, Inc.	274
37,079	International Business Machines Corp.	6,031
3,304	Jack Henry & Associates, Inc.	214
102,482	MasterCard, Inc., Class – A	9,580
12,764	Paychex, Inc.	598
6,171	Teradata Corp. (a)	228
6,581	Total System Services, Inc.	275
328,807	Visa, Inc., Class – A	22,080
21,148	Western Union Co.	430

		55,357

	Leisure Products — 0.04%
2,548	Polaris Industries, Inc.	377

	Life Sciences Tools & Services — 0.69%
1,451	Bio-Techne Corp.	143
13,782	Illumina, Inc. (a)	3,010
1,164	Mettler-Toledo International, Inc. (a)	397
15,655	Thermo Electron Corp.	2,031
3,310	Waters Corp. (a)	425

		6,006

	Machinery — 0.36%
1,919	Crane Co.	113
5,587	Donaldson Co., Inc.	200
3,134	IDEX Corp.	246
12,679	Illinois Tool Works, Inc.	1,164
4,274	Pall Corp.	532
2,241	The Middleby Corp. (a)	252
3,760	Wabtec Corp.	354
7,209	Xylem, Inc.	267

		3,128

	Marine — 0.02%
2,249	Kirby Corp. (a)	172

	Media — 2.00%
1,722	John Wiley & Sons, Inc., Class – A	94
785	Morningstar, Inc.	62
10,137	Omnicom Group, Inc.	704
4,126	Scripps Networks Interactive, Class – A	270
126,993	The Walt Disney Co.	14,495
20,761	Time Warner, Inc.	1,815

		17,440

	Multiline Retail — 0.35%
20,591	Dollar General Corp.	1,601
8,098	Dollar Tree, Inc. (a)	640

Shares	Security Description	Value (000)
	Multiline Retail (continued)
3,718	Family Dollar Stores, Inc.	$293
8,147	Kohl’s Corp.	510

		3,044

	Oil, Gas & Consumable Fuels — 1.95%
66,913	Chevron Corp.	6,455
17,806	Concho Resources, Inc. (a)	2,027
19,196	EOG Resources, Inc.	1,681
80,899	Exxon Mobil Corp.	6,731
2,784	World Fuel Services Corp.	133

		17,027

	Personal Products — 0.10%
2,310	Nu Skin Enterprises, Inc., Class – A	109
8,973	The Estee Lauder Cos., Inc., Class – A	777

		886

	Pharmaceuticals — 4.51%
17,863	Allergan PLC (a)	5,421
60,104	Bristol-Myers Squibb Co.	3,999
38,594	Eli Lilly & Co.	3,222
69,236	Johnson & Johnson	6,748
150,126	Merck & Co., Inc.	8,547
49,782	Novo Nordisk A/S, Class – B, ADR	2,726
112,358	Sanofi-Aventis, ADR	5,565
12,849	Shire PLC, ADR	3,103

		39,331

	Professional Services — 0.66%
4,760	Equifax, Inc.	462
2,649	IHS, Inc. (a)	341
2,512	Towers Watson & Co., Class – A	316
64,376	Versik Analytics, Inc., Class – A (a)	4,684

		5,803

	Real Estate Investment Trusts — 0.23%
21,152	American Tower Corp.	1,973

	Road & Rail — 0.20%
10,537	Canadian Pacific Railway Ltd.	1,688
1,756	Landstar System, Inc.	117

		1,805

	Semiconductors & Semiconductor Equipment — 1.22%
12,325	Analog Devices, Inc.	791
38,669	ARM Holdings PLC, ADR	1,905
195,214	Intel Corp.	5,937
9,237	Linear Technology Corp.	409
16,191	NXP Semiconductors NV (a)	1,590

		10,632

	Software — 5.92%
39,297	Adobe Systems, Inc. (a)	3,183
3,599	ANSYS, Inc. (a)	328
6,428	Citrix Systems, Inc. (a)	451
1,644	FactSet Research Systems, Inc.	267
22,566	FireEye, Inc. (a)	1,104
11,100	Intuit, Inc.	1,119
163,628	Microsoft Corp.	7,224
128,811	Oracle Corp.	5,191

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
128,414	Red Hat, Inc. (a)	$9,751
126,275	Salesforce.com, Inc. (a)	8,793
129,740	SAP AG, ADR	9,112
2,545	SolarWinds, Inc. (a)	117
27,310	Splunk, Inc. (a)	1,901
17,823	VMware, Inc., Class – A (a)	1,528
22,490	Workday, Inc., Class – A (a)	1,718

		51,787

	Specialty Retail — 3.37%
2,510	Aaron’s, Inc.	91
2,813	Abercrombie & Fitch Co., Class – A	61
2,835	Advance Auto Parts, Inc.	452
1,289	AutoZone, Inc. (a)	860
7,271	Bed Bath & Beyond, Inc. (a)	502
11,080	Best Buy Co., Inc.	361
3,749	Dick’s Sporting Goods, Inc.	194
4,243	GameStop Corp., Class – A^	182
9,839	Gap, Inc.	376
183,005	Industria de Diseno Textil SA, ADR	2,970
201,530	Lowe’s Cos., Inc.	13,495
14,235	O’Reilly Automotive, Inc. (a)	3,217
16,630	Ross Stores, Inc.	808
25,409	Staples, Inc.	389
54,903	The TJX Cos., Inc.	3,632
14,636	Tiffany & Co.	1,344
2,504	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	387
4,170	Urban Outfitters, Inc. (a)	146

		29,467

	Technology Hardware, Storage & Peripherals — 2.27%
140,645	Apple, Inc.	17,641
80,337	EMC Corp.	2,120
2,451	Lexmark International, Inc., Class – A	108

		19,869

	Textiles, Apparel & Luxury Goods — 1.46%
10,756	Coach, Inc.	372
1,369	Deckers Outdoor Corp. (a)	99
1,727	Fossil Group, Inc. (a)	120
8,006	Michael Kors Holdings Ltd. (a)	337
70,005	NIKE, Inc., Class – B	7,562
2,316	Ralph Lauren Corp.	307
36,305	Under Armour, Inc., Class – A (a)	3,029
13,554	V.F. Corp.	945

		12,771

	Tobacco — 0.60%
61,696	Philip Morris International, Inc.	4,946
4,122	Reynolds American, Inc.	308

		5,254

	Trading Companies & Distributors — 0.14%
11,605	Fastenal Co.	489
1,871	MSC Industrial Direct Co., Inc., Class – A	131

Shares or Principal Amount (000)	Security Description	Value (000)
	Trading Companies & Distributors (continued)
4,204	NOW, Inc. (a)	$84
2,282	W.W. Grainger, Inc.	540

		1,244

	Total Common Stocks	716,689

	Time Deposit — 0.96%
$8,379	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/15	8,379

	Total Time Deposit	8,379

	Mutual Funds — 10.70%
90,761,674	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	90,762
2,701,833	SSgA Treasury Money Market Fund, 0.00% (b)	2,702

	Total Mutual Funds	93,464

	Total Investments (cost $599,230) — 93.69%	818,532
	Other assets in excess of liabilities — 6.31%	55,095

	Net Assets — 100.00%	$873,627

^	All or part of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $118 (amount in thousands).

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on June 30, 2015.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2015

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	20.17%	30.94%	—	30.92%	—	82.03%
Time Deposit	0.11%	—	—	0.85%	—	0.96%
Mutual Funds	—	0.31%	—	—	10.39%	10.70%
Other Assets (Liabilities)	0.05%	0.03%	6.20%	0.03%	—	6.31%

Total Net Assets	20.33%	31.28%	6.20%	31.80%	10.39%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
230	E-Mini NASDAQ 100 Future	$20,195	9/18/15	$(420)
378	E-Mini S&P 500 Future	38,828	9/18/15	(831)
66	E-Mini S&P Midcap 400 Future	9,887	9/18/15	(187)

	Net Unrealized Appreciation/(Depreciation)			$(1,438)

Amounts designated as “—” are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks — 82.40%
	Aerospace & Defense — 1.48%
21,014	General Dynamics Corp.	$2,977
5,942	L-3 Communications Holdings, Inc.	674
9,943	Precision Castparts Corp.	1,987
21,520	Raytheon Co.	2,059
9,311	Rockwell Collins, Inc.	860
28,300	The Boeing Co.	3,926
63,005	United Technologies Corp.	6,989

		19,472

	Air Freight & Logistics — 0.10%
10,213	C.H. Robinson Worldwide, Inc.	637
13,570	Expeditors International of Washington, Inc.	626

		1,263

	Airlines — 0.02%
5,003	Spirit Airlines, Inc. (a)	311

	Automobiles — 0.32%
15,836	Tesla Motors, Inc. (a)	4,248

	Banks — 0.07%
3,631	Cullen/Frost Bankers, Inc.	285
9,453	First Republic Bank	596

		881

	Beverages — 1.92%
10,569	Brown-Forman Corp., Class – B	1,059
13,507	Dr. Pepper Snapple Group, Inc.	985
21,773	Monster Beverage Corp. (a)	2,918
104,198	PepsiCo, Inc.	9,726
272,866	The Coca-Cola Co.	10,704

		25,392

	Biotechnology — 4.26%
22,987	Alexion Pharmaceuticals, Inc. (a)	4,155
145,815	Amgen, Inc.	22,386
16,749	Biogen Idec, Inc. (a)	6,766
29,198	Celgene Corp. (a)	3,379
36,339	Gilead Sciences, Inc.	4,255
25,457	Regeneron Pharmaceuticals, Inc. (a)	12,986
19,131	Vertex Pharmaceuticals, Inc. (a)	2,362

		56,289

	Capital Markets — 1.77%
6,421	Federated Investors, Inc., Class – B	215
27,252	Franklin Resources, Inc.	1,336
13,289	Goldman Sachs Group, Inc.	2,775
84,721	Morgan Stanley	3,286
9,136	SEI Investments Co.	448
168,663	State Street Corp.	12,987
18,061	T. Rowe Price Group, Inc.	1,404
18,489	TD Ameritrade Holdg Corp.	681
5,881	Waddell & Reed Financial, Inc., Class – A	278

		23,410

	Chemicals — 3.05%
14,572	Air Products & Chemicals, Inc.	1,994
146,557	Ecolab, Inc.	16,571
5,596	International Flavors & Fragrances, Inc.	612
128,058	Monsanto Co.	13,650

Shares	Security Description	Value (000)
	Chemicals (continued)
20,111	Praxair, Inc.	$2,404
8,058	Sigma-Aldrich Corp.	1,123
14,102	The Sherwin-Williams Co.	3,878

		40,232

	Commercial Services & Supplies — 0.17%
6,921	Cintas Corp.	585
7,748	Copart, Inc. (a)	275
6,504	Rollins, Inc.	186
5,841	Stericycle, Inc. (a)	782
8,493	Waste Connections, Inc.	400

		2,228

	Communications Equipment — 1.76%
352,135	Cisco Systems, Inc.	9,670
5,215	F5 Networks, Inc. (a)	628
7,304	Harris Corp.	562
198,011	Qualcomm, Inc.	12,400

		23,260

	Construction & Engineering — 0.07%
10,185	Fluor Corp.	540
9,084	Jacobs Engineering Group, Inc. (a)	369

		909

	Consumer Finance — 1.08%
182,630	American Express Co.	14,194

	Containers & Packaging – 0.04%
4,510	AptarGroup, Inc.	288
6,991	Sonoco Products Co.	299

		587

	Distributors — 0.07%
10,556	Genuine Parts Co.	945

	Diversified Consumer Services — 0.01%
6,681	Apollo Group, Inc., Class – A (a)	86

	Diversified Financial Services — 0.52%
5,928	CBOE Holdings, Inc.	339
21,920	CME Group, Inc.	2,040
44,308	The McGraw-Hill Cos., Inc.	4,451

		6,830

	Electrical Equipment — 0.31%
16,843	AMETEK, Inc.	923
48,215	Emerson Electric Co.	2,673
4,057	Hubbell, Inc., Class – B	439

		4,035

	Electronic Equipment, Instruments & Components — 0.19%
21,610	Amphenol Corp., Class – A	1,253
3,289	Dolby Laboratories, Inc., Class – A	131
9,747	FLIR Systems, Inc.	300
10,638	Ingram Micro, Inc. (a)	266
6,821	National Instruments Corp.	201
3,483	Zebra Technologies Corp. (a)	387

		2,538

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services — 1.70%
28,317	Core Laboratories NV	$3,230
2,788	Dril-Quip, Inc. (a)	210
16,154	FMC Technologies, Inc. (a)	670
6,620	Helmerich & Payne, Inc.	466
29,502	National Oilwell Varco, Inc.	1,424
6,838	Oceaneering International, Inc.	319
186,576	Schlumberger Ltd.	16,081

		22,400

	Food & Staples Retailing — 3.54%
58,781	Costco Wholesale Corp.	7,939
80,357	CVS Caremark Corp.	8,428
40,168	Sysco Corp.	1,450
37,322	The Kroger Co.	2,706
65,594	Walgreens Boots Alliance, Inc.	5,539
109,490	Wal-Mart Stores, Inc.	7,766
327,590	Whole Foods Market, Inc.	12,920

		46,748

	Food Products — 2.56%
11,931	Campbell Soup Co.	569
11,786	Flowers Foods, Inc.	249
145,807	Hershey Co.	12,952
9,173	Hormel Foods Corp.	517
8,949	McCormick & Co., Inc.	724
13,890	Mead Johnson Nutrition Co.	1,253
407,429	Mondelez International, Inc., Class – A	16,762
7,123	The J.M. Smucker Co.	772

		33,798

	Health Care Equipment & Supplies — 2.35%
188,130	Abbott Laboratories	9,233
37,282	Baxter International, Inc.	2,607
13,288	Becton, Dickinson & Co.	1,882
5,249	C.R. Bard, Inc.	896
9,737	Dentsply International, Inc.	502
7,242	Edwards Lifesciences Corp. (a)	1,031
6,536	IDEXX Laboratories, Inc. (a)	419
2,464	Intuitive Surgical, Inc. (a)	1,194
98,292	Medtronic PLC	7,283
9,649	ResMed, Inc.	544
19,505	St. Jude Medical, Inc.	1,425
23,112	Stryker Corp.	2,209
7,134	Varian Medical Systems, Inc. (a)	602
11,522	Zimmer Holdings, Inc.	1,259

		31,086

	Health Care Providers & Services — 1.98%
24,553	Aetna, Inc.	3,130
19,202	Anthem, Inc.	3,152
50,457	Express Scripts Holding Co. (a)	4,488
5,875	Henry Schein, Inc. (a)	835
6,890	Laboratory Corp. of America Holdings (a)	835
15,844	McKesson Corp.	3,562
6,870	MEDNAX, Inc. (a)	509
5,915	Patterson Cos., Inc.	288
9,935	Quest Diagnostics, Inc.	720
67,351	UnitedHealth Group, Inc.	8,216
6,099	VCA Antech, Inc. (a)	332

		26,067

Shares	Security Description	Value (000)
	Health Care Technology — 1.25%
238,162	Cerner Corp. (a)	$16,448
2,580	Veeva Systems, Inc. (a)	72

		16,520

	Hotels, Restaurants & Leisure — 3.06%
6,576	Chipotle Mexican Grill, Inc. (a)	3,978
52,100	Marriott International, Inc.	3,876
67,924	McDonald’s Corp.	6,458
1,694	Panera Bread Co., Class – A (a)	296
428,617	Starbucks Corp.	22,980
30,332	YUM! Brands, Inc.	2,732

		40,320

	Household Durables — 0.03%
8,380	Garmin Ltd.	368

	Household Products — 2.45%
9,334	Church & Dwight Co., Inc.	757
251,261	Colgate-Palmolive Co.	16,436
25,897	Kimberly-Clark Corp.	2,744
8,852	The Clorox Co.	921
146,938	The Procter & Gamble Co.	11,496

		32,354

	Industrial Conglomerates — 0.92%
44,972	3M Co.	6,939
4,406	Carlisle Cos., Inc.	441
41,762	Danaher Corp.	3,574
6,846	Roper Industries, Inc.	1,181

		12,135

	Insurance — 0.90%
111,570	Aon PLC	11,121
8,268	Brown & Brown, Inc.	272
9,029	Torchmark Corp.	525

		11,918

	Internet & Catalog Retail — 3.97%
50,247	Amazon.com, Inc. (a)	21,812
94,405	JD.com, Inc., ADR (a)	3,219
9,543	Netflix, Inc. (a)	6,269
16,065	Priceline.com, Inc. (a)	18,497
23,800	TripAdvisor, Inc. (a)	2,074
24,268	Vipshop Holdings Ltd., ADR (a)	540

		52,411

	Internet Software & Services — 7.16%
35,053	Alibaba Group Holding Ltd., ADR (a)	2,884
87,079	eBay, Inc. (a)	5,246
42,539	Equinix, Inc.	10,805
110,925	Facebook, Inc., Class – A (a)	9,513
54,922	Google, Inc. (a)	28,586
27,016	Google, Inc., Class – A (a)	14,590
67,787	LinkedIn Corp., Class – A (a)	14,007
8,056	Rackspace Hosting, Inc. (a)	300
211,444	Tencent Holdings Ltd., ADR	4,239
52,689	Twitter, Inc. (a)	1,908
65,087	Yahoo!, Inc. (a)	2,557

		94,635

	IT Services — 6.40%
43,470	Accenture PLC, Class – A	4,207
10,989	Amdocs Ltd.	600

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
181,439	Automatic Data Processing, Inc.	$14,557
8,297	Broadridge Financial Solutions, Inc.	415
41,818	Cognizant Technology Solutions Corp. (a)	2,555
5,715	FleetCor Technologies, Inc. (a)	892
4,676	Global Payments, Inc.	484
65,020	International Business Machines Corp.	10,576
5,828	Jack Henry & Associates, Inc.	377
163,491	MasterCard, Inc., Class – A	15,283
22,375	Paychex, Inc.	1,049
10,822	Teradata Corp. (a)	400
11,520	Total System Services, Inc.	481
474,048	Visa, Inc., Class – A	31,833
37,060	Western Union Co.	753

		84,462

	Leisure Products — 0.05%
4,537	Polaris Industries, Inc.	672

	Life Sciences Tools & Services — 0.74%
2,525	Bio-Techne Corp.	249
20,465	Illumina, Inc. (a)	4,469
2,015	Mettler-Toledo International, Inc. (a)	688
27,423	Thermo Electron Corp.	3,558
5,849	Waters Corp. (a)	751

		9,715

	Machinery — 0.42%
3,341	Crane Co.	196
9,819	Donaldson Co., Inc.	352
5,562	IDEX Corp.	437
22,236	Illinois Tool Works, Inc.	2,042
7,549	Pall Corp.	939
3,915	The Middleby Corp. (a)	439
6,620	Wabtec Corp.	624
12,632	Xylem, Inc.	468

		5,497

	Marine — 0.02%
3,910	Kirby Corp. (a)	300

	Media — 1.85%
3,014	John Wiley & Sons, Inc., Class – A	164
1,336	Morningstar, Inc.	106
17,777	Omnicom Group, Inc.	1,235
7,247	Scripps Networks Interactive, Class – A	474
171,676	The Walt Disney Co.	19,596
32,163	Time Warner, Inc.	2,811

		24,386

	Multiline Retail — 0.37%
30,767	Dollar General Corp.	2,392
14,225	Dollar Tree, Inc. (a)	1,124
6,497	Family Dollar Stores, Inc.	512
14,332	Kohl’s Corp.	897

		4,925

	Oil, Gas & Consumable Fuels — 2.19%
117,303	Chevron Corp.	11,316
26,459	Concho Resources, Inc. (a)	3,013
28,454	EOG Resources, Inc.	2,491
141,856	Exxon Mobil Corp.	11,802

Shares	Security Description	Value (000)
	Oil, Gas & Consumable Fuels (continued)
4,934	World Fuel Services Corp.	$237

		28,859

	Personal Products — 0.12%
4,033	Nu Skin Enterprises, Inc., Class – A	190
15,752	The Estee Lauder Cos., Inc., Class – A	1,365

		1,555

	Pharmaceuticals — 4.72%
27,714	Allergan PLC (a)	8,410
88,816	Bristol-Myers Squibb Co.	5,910
67,626	Eli Lilly & Co.	5,646
121,332	Johnson & Johnson	11,825
254,021	Merck & Co., Inc.	14,461
73,933	Novo Nordisk A/S, Class – B, ADR	4,049
145,508	Sanofi-Aventis, ADR	7,207
19,226	Shire PLC, ADR	4,643

		62,151

	Professional Services — 0.63%
8,380	Equifax, Inc.	814
4,676	IHS, Inc. (a)	601
4,459	Towers Watson & Co., Class – A	561
86,239	Versik Analytics, Inc., Class – A (a)	6,275

		8,251

	Real Estate Investment Trusts — 0.22%
31,204	American Tower Corp.	2,911

	Road & Rail — 0.21%
15,573	Canadian Pacific Railway Ltd.	2,495
3,086	Landstar System, Inc.	206

		2,701

	Semiconductors & Semiconductor Equipment — 1.35%
21,604	Analog Devices, Inc.	1,387
58,303	ARM Holdings PLC, ADR	2,873
342,094	Intel Corp.	10,405
16,267	Linear Technology Corp.	719
24,271	NXP Semiconductors NV (a)	2,383

		17,767

	Software — 5.82%
60,945	Adobe Systems, Inc. (a)	4,937
6,352	ANSYS, Inc. (a)	580
11,249	Citrix Systems, Inc. (a)	789
2,897	FactSet Research Systems, Inc.	471
32,785	FireEye, Inc. (a)	1,604
19,483	Intuit, Inc.	1,963
286,750	Microsoft Corp.	12,659
225,730	Oracle Corp.	9,097
172,207	Red Hat, Inc. (a)	13,075
173,356	Salesforce.com, Inc. (a)	12,071
168,055	SAP AG, ADR	11,803
4,521	SolarWinds, Inc. (a)	209
40,294	Splunk, Inc. (a)	2,805
27,136	VMware, Inc., Class – A (a)	2,327
33,692	Workday, Inc., Class – A (a)	2,574

		76,964

	Specialty Retail — 3.29%
4,400	Aaron’s, Inc.	159
4,977	Abercrombie & Fitch Co., Class – A	107

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
5,019	Advance Auto Parts, Inc.	$799
2,235	AutoZone, Inc. (a)	1,491
12,727	Bed Bath & Beyond, Inc. (a)	878
19,705	Best Buy Co., Inc.	643
6,618	Dick’s Sporting Goods, Inc.	343
7,464	GameStop Corp., Class – A^	321
17,235	Gap, Inc.	658
272,504	Industria de Diseno Textil SA, ADR	4,423
260,710	Lowe’s Cos., Inc.	17,459
22,243	O’Reilly Automotive, Inc. (a)	5,026
29,187	Ross Stores, Inc.	1,419
44,475	Staples, Inc.	681
88,916	The TJX Cos., Inc.	5,884
23,028	Tiffany & Co.	2,114
4,408	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	681
7,328	Urban Outfitters, Inc. (a)	256

		43,342

	Technology Hardware, Storage & Peripherals — 2.50%
232,304	Apple, Inc.	29,137
140,719	EMC Corp.	3,714
4,264	Lexmark International, Inc., Class – A	188

		33,039

	Textiles, Apparel & Luxury Goods — 1.55%
18,832	Coach, Inc.	652
2,392	Deckers Outdoor Corp. (a)	172
3,004	Fossil Group, Inc. (a)	208
14,046	Michael Kors Holdings Ltd. (a)	591
111,003	NIKE, Inc., Class – B	11,991
4,052	Ralph Lauren Corp.	536
55,943	Under Armour, Inc., Class – A (a)	4,668
23,710	V.F. Corp.	1,654

		20,472

	Tobacco — 0.70%
108,101	Philip Morris International, Inc.	8,666
7,242	Reynolds American, Inc.	541

		9,207

	Trading Companies & Distributors — 0.17%
20,386	Fastenal Co.	860
3,260	MSC Industrial Direct Co., Inc., Class – A	227
7,402	NOW, Inc. (a)	147
4,000	W.W. Grainger, Inc.	947

		2,181

	Total Common Stocks	1,087,227

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 0.86%
$11,297	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/15	$11,297

	Total Time Deposit	11,297

	Mutual Funds — 10.90%
139,782,932	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	139,783
3,971,598	SSgA Treasury Money Market Fund, 0.00% (b)	3,972

	Total Mutual Funds	143,755

	Total Investments (cost $973,369) — 94.16%	1,242,279
	Other assets in excess of liabilities — 5.84%	77,040

	Net Assets — 100.00%	$1,319,319

^	All or part of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $295 (amount in thousands).

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on June 30, 2015.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2015

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Institutional Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	20.01%	35.93%	—	26.46%	—	82.40%
Time Deposit	0.10%	—	—	0.76%	—	0.86%
Mutual Funds	—	0.31%	—	—	10.59%	10.90%
Other Assets (Liabilities)	0.05%	0.03%	5.74%	0.02%	—	5.84%

Total Net Assets	20.16%	36.27%	5.74%	27.24%	10.59%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
284	E-Mini NASDAQ 100 Future	$24,937	9/18/15	$(530)
452	E-Mini S&P 500 Future	46,429	9/18/15	(1,057)
84	E-Mini S&P Midcap 400 Future	12,584	9/18/15	(238)

	Net Unrealized Appreciation/(Depreciation)			$(1,825)

Amounts designated as “—” are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for futures contracts held by the portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks — 85.12%
	Aerospace & Defense — 0.98%
59	AAR Corp.	$2
5	Aerojet Rocketdyne Holdings, Inc. (a)	—
3	Astronics Corp. (a)	—
2,600	Cubic Corp.	124
6,080	Curtiss-Wright Corp.	441
68	Ducommun, Inc. (a)	2
35	Engility Holdings, Inc. (a)	1
18,000	Erickson Air-Crane, Inc. (a)	78
3,179	Esterline Technologies Corp. (a)	303
3	HEICO Corp.	—
5	HEICO Corp., Class – A	—
24	National Presto Industries, Inc.	2
13	Orbital ATK, Inc.	1
1	Sparton Corp. (a)	—
5,193	TASER International, Inc. (a)	173
1	Teledyne Technologies, Inc. (a)	—
20	Triumph Group, Inc.	1
1	Vectrus, Inc. (a)	—

		1,128

	Air Freight & Logistics — 0.46%
202	Air Transport Services Group, Inc. (a)	2
39	Atlas Air Worldwide Holdings, Inc. (a)	2
4	Echo Global Logistics, Inc. (a)	—
4	Forward Air Corp.	—
4	Hub Group, Inc., Class – A (a)	—
1	Park-Ohio Holdings Corp.	—
3	Radiant Logistics, Inc. (a)	—
23,035	UTI Worldwide, Inc. (a)	230
6,519	XPO Logistics, Inc. (a)	295

		529

	Airlines — 1.92%
2	Allegiant Travel Co.	—
4,920	American Airlines Group, Inc.	196
20	Copa Holdings SA, Class – A	2
572	Hawaiian Holdings, Inc. (a)	14
26,944	JetBlue Airways Corp. (a)	559
128	Republic Airways Holdings, Inc. (a)	1
140	SkyWest, Inc.	2
26,991	United Continental Holdings, Inc. (a)	1,432
3	Virgin America, Inc. (a)	—

		2,206

	Apparel, Accessories & Luxury Goods — 0.00%
1	Cherokee, Inc.	—

	Auto Components — 1.65%
10	American Axle & Manufacturing Holdings, Inc. (a)	—
1,635	Autoliv, Inc.	191
75	Cooper Tire & Rubber Co.	3
10,459	Dana Holding Corp.	215
4	Dorman Products, Inc. (a)	—
3	Drew Industries, Inc.	—
12,834	Fox Factory Holding Corp. (a)	206
6,695	Gentherm, Inc. (a)	368

Shares	Security Description	Value (000)
	Auto Components (continued)
1	Metaldyne Performance Group, Inc.	$—
8,590	Modine Manufacturing Co. (a)	92
2	Motorcar Parts of America, Inc. (a)	—
127	Remy International, Inc.	3
28,100	Spartan Motors, Inc.	129
12,630	Stoneridge, Inc. (a)	148
5,900	Superior Industries, Inc.	108
7,448	Tenneco, Inc. (a)	427
102	Tower International, Inc. (a)	3

		1,893

	Automobiles — 0.00%
3	Winnebago Industries, Inc.	—

	Banks — 4.80%
40	1st Source, Inc.	1
66	American National Bankshares, Inc.	2
8,775	Associated Banc-Corp.	178
40	Banco Latinoamericano de Comercio Exterior SA, Class – E	1
5,840	Bank of the Ozarks, Inc.	267
13,590	BankUnited, Inc.	488
7,720	Banner Corp.	370
9,966	BBCN Bancorp, Inc.	147
40	Camden National Corp.	2
77	CNB Financial Corp.	1
21,657	Columbia Banking System, Inc.	705
7,915	Cullen/Frost Bankers, Inc.	622
3	Eagle BanCorp, Inc. (a)	—
71	Fidelity Southern Corp.	1
60	Financial Institutions, Inc.	1
260	First Bancorp (a)	1
84	First Bancorp	1
80	First Community Bancshares, Inc.	1
5	First Financial Bankshares, Inc.	—
45	First Financial Corp.	2
50	First Interstate BancSystem, Inc.	1
8,225	First Midwest BanCorp, Inc.	156
165	First Niagara Financial Group, Inc.	2
40	Great Southern Bancorp, Inc.	2
50	Hancock Holding Co.	2
60	Heartland Financial USA, Inc.	2
6	Home Bancshares, Inc.	—
59	Horizon Bancorp	1
115	Independent Bank Corp.	2
60	International Bancshares Corp.	2
70	MainSource Financial Group, Inc.	2
2,500	MB Financial, Inc.	86
90	MidSouth Bancorp, Inc.	1
13,549	National Penn Bancshares, Inc.	153
60	NBT Bancorp, Inc.	2
50	Northrim BanCorp, Inc.	1
85	OFG Bancorp	1
11,854	PacWest Bancorp	554
50	Peoples Bancorp, Inc.	1
8,380	Popular, Inc. (a)	242
14,178	Square 1 Financial, Inc., Class – A (a)	388

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
Common Stocks (continued)
Banks (continued)
109	Susquehanna Bancshares, Inc.	$2
4,430	SVB Financial Group (a)	638
5,592	Synovus Financial Corp.	172
7,572	TCF Financial Corp.	126
93	TowneBank	2
61	Trustmark Corp.	2
71	Univest Corp. of Pennsylvania	1
4,703	Webster Financial Corp.	186
40	WesBanco, Inc.	1
6	Western Alliance Bancorp (a)	—
30	Wintrust Financial Corp.	2

5,524

Beverages — 0.00%
9	Castle Brands, Inc. (a)	—
21	Coca-Cola Bottling Co. Consolidated	3
1	MGP Ingredients, Inc.	—
1	National Beverage Corp. (a)	—
1	The Boston Beer Co., Inc., Class – A (a)	—

3

Biotechnology — 2.80%
1	Abeona Therapeutics, Inc. (a)	—
10	Acadia Pharmaceuticals, Inc. (a)	—
3	Acceleron Pharma, Inc. (a)	—
14	Achillion Pharmaceuticals, Inc. (a)	—
73	Acorda Therapeutics, Inc. (a)	2
1	Aduro Biotech, Inc. (a)	—
4	Advaxis, Inc. (a)	—
3	Aegerion Pharmaceuticals, Inc. (a)	—
2	Affimed Therapeutics BV (a)	—
8	Agenus, Inc. (a)	—
385	Agios Pharmaceuticals, Inc. (a)	43
3	Alder Biopharmaceuticals, Inc. (a)	—
4	AMAG Pharmaceuticals, Inc. (a)	—
12	Amicus Therapeutics, Inc. (a)	—
1,695	Anacor Pharmaceuticals, Inc. (a)	132
5	Anthera Pharmaceuticals, Inc. (a)	—
1	Applied Genetic Technologies Corp. (a)	—
2	Ardelyx, Inc. (a)	—
32	Arena Pharmaceuticals, Inc. (a)	—
22	ARIAD Pharmaceuticals, Inc. (a)	—
15	Array BioPharma, Inc. (a)	—
5	Arrowhead Research Corp. (a)	—
1	Asterias Biotherapeutics, Inc. (a)	—
1,922	Atara Biotherapeutics, Inc. (a)	101
1	aTyr Pharma, Inc. (a)	—
3	Avalanche Biotechnologies, Inc. (a)	—
1	Bellicum Pharmaceuticals, Inc. (a)	—
8	BioCryst Pharmaceuticals, Inc. (a)	—
974	BioMarin Pharmaceutical, Inc. (a)	134
1	BioSpecifics Technologies Corp. (a)	—
7	BioTime, Inc. (a)	—
1	Blueprint Medicines Corp. (a)	—
2	Cara Therapeutics, Inc. (a)	—
9	Catalyst Pharmaceuticals, Inc. (a)	—

Shares	Security Description	Value (000)
Biotechnology (continued)
12	Celldex Therapeutics, Inc. (a)	$—
1	Cellular Biomedicine Group, Inc. (a)	—
8,979	Cepheid, Inc. (a)	550
4	ChemoCentryx, Inc. (a)	—
5	Chimerix, Inc. (a)	—
1	Cidara Therapeutics, Inc. (a)	—
3	Clovis Oncology, Inc. (a)	—
3	Coherus Biosciences, Inc. (a)	—
2	Concert Pharmaceuticals, Inc. (a)	—
4	CorMedix, Inc. (a)	—
22	CTI BioPharma Corp. (a)	—
14	Curis, Inc. (a)	—
2	Cytokinetics, Inc. (a)	—
7	CytRx Corp. (a)	—
2	Dicerna Pharmaceuticals, Inc. (a)	—
6,340	Dyax Corp. (a)	169
4	Dynavax Technologies Corp. (a)	—
1	Eagle Pharmaceuticals, Inc. (a)	—
94	Emergent BioSolutions, Inc. (a)	3
2	Enanta Pharmaceuticals, Inc. (a)	—
4	Epizyme, Inc. (a)	—
2	Esperion Therapeutics, Inc. (a)	—
22,047	Exact Sciences Corp. (a)	657
26	Exelixis, Inc. (a)	—
3	Fibrocell Science, Inc. (a)	—
6	Fibrogen, Inc. (a)	—
3	Five Prime Therapeutics, Inc. (a)	—
2	Flexion Therapeutics, Inc. (a)	—
2	Foundation Medicine, Inc. (a)	—
21	Galena Biopharma, Inc. (a)	—
2	Genocea Biosciences, Inc. (a)	—
6,262	Genomic Health, Inc. (a)	175
19	Geron Corp. (a)	—
14	Halozyme Therapeutics, Inc. (a)	—
3	Heron Therapeutics, Inc. (a)	—
10	Idera Pharmaceuticals, Inc. (a)	—
1	Ignyta, Inc. (a)	—
1	Immune Design Corp. (a)	—
11	ImmunoGen, Inc. (a)	—
12	Immunomedics, Inc. (a)	—
6	Infinity Pharmaceuticals, Inc. (a)	—
8	Inovio Pharmaceuticals, Inc. (a)	—
8	Insmed, Inc. (a)	—
3	Insys Therapeutics, Inc. (a)	—
4,110	Intrexon Corp.^	202
1	Invitae Corp. (a)	—
17	Ironwood Pharmaceuticals, Inc. (a)	—
2,695	Isis Pharmaceuticals, Inc. (a)	156
3	Karyopharm Therapeutics, Inc. (a)	—
14	Keryx Biopharmaceuticals, Inc. (a)	—
12,100	Kindred Biosciences, Inc. (a)	83
4	Kite Pharma, Inc. (a)	—
3	KYTHERA Biopharmaceuticals, Inc. (a)	—
2	La Jolla Pharmaceutical Co. (a)	—
3	Lexicon Pharmaceuticals, Inc. (a)	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
Common Stocks (continued)
Biotechnology (continued)
2	Ligand Pharmaceuticals, Inc., Class – B (a)	$—
6	Lion Biotechnologies, Inc. (a)	—
4	MacroGenics, Inc. (a)	—
32	MannKind Corp. (a)	—
2	Medgenics, Inc. (a)	—
14	Merrimack Pharmaceuticals, Inc. (a)	—
14	MiMedx Group, Inc. (a)	—
1	Mirati Therapeutics, Inc. (a)	—
8	Momenta Pharmaceuticals, Inc. (a)	—
5,619	Myriad Genetics, Inc.^(a)	192
19	Navidea Biopharmaceuticals, Inc. (a)	—
11	Neurocrine Biosciences, Inc. (a)	1
3	NewLink Genetics Corp. (a)	—
6	Northwest Biotherapeutics, Inc. (a)	—
35	Novavax, Inc. (a)	—
4	Ocata Therapeutics, Inc. (a)	—
7,882	OncoMed Pharmaceuticals, Inc. (a)	178
15	Oncothyreon, Inc. (a)	—
3	Ophthotech Corp. (a)	—
14	Orexigen Therapeutics, Inc. (a)	—
11	Organovo Holdings, Inc. (a)	—
2	Osiris Therapeutics, Inc. (a)	—
2	Otonomy, Inc. (a)	—
3	OvaScience, Inc. (a)	—
300	PDL BioPharma, Inc.	2
26	Peregrine Pharmaceuticals, Inc. (a)	—
2	Pfenex, Inc. (a)	—
6	Portola Pharmaceuticals, Inc. (a)	—
9	Progenics Pharmaceuticals, Inc. (a)	—
1	Proteon Therapeutics, Inc. (a)	—
4	Prothena Corp. PLC (a)	—
4	PTC Therapeutics, Inc. (a)	—
4	Radius Health, Inc. (a)	—
11	Raptor Pharmaceuticals Corp. (a)	—
4	Regulus Therapeutics, Inc. (a)	—
102	Repligen Corp. (a)	4
5	Retrophin, Inc. (a)	—
9	Rigel Pharmaceuticals, Inc. (a)	—
2	Sage Therapeutics, Inc. (a)	—
6,574	Sangamo BioSciences, Inc. (a)	73
5	Sarepta Therapeutics, Inc. (a)	—
3,975	Seattle Genetics, Inc. (a)	193
4	Sorrento Therapeutics, Inc. (a)	—
1	Spark Therapeutics, Inc. (a)	—
2	Spectrum Pharmaceuticals, Inc. (a)	—
1	Stemline Therapeutics, Inc. (a)	—
13	Synergy Pharmaceuticals, Inc. (a)	—
12	Synta Pharmaceuticals Corp. (a)	—
1	T2 Biosystems, Inc. (a)	—
3	Tesaro, Inc. (a)	—
5	TG Therapeutics, Inc. (a)	—
9	Threshold Pharmaceuticals, Inc. (a)	—
1	Tokai Pharmaceuticals, Inc. (a)	—
3	Trevena, Inc. (a)	—

Shares	Security Description	Value (000)
	Biotechnology (continued)
3	Trovagene, Inc. (a)	$—
1,280	Ultragenyx Pharmaceutical, Inc. (a)	132
4	Vanda Pharmaceuticals, Inc. (a)	—
1	Verastem, Inc. (a)	—
56,700	Vical, Inc. (a)	40
2	Vitae Pharmaceuticals, Inc. (a)	—
2	Vital Therapies, Inc. (a)	—
1	XBiotech, Inc. (a)	—
4	Xencor, Inc. (a)	—
10	XOMA Corp. (a)	—
2	Zafgen, Inc. (a)	—
16	ZIOPHARM Oncology, Inc. (a)	—

		3,222

	Building Products — 2.11%
5	AAON, Inc.	—
4	Advanced Drainage Systems, Inc.	—
2	American Woodmark Corp. (a)	—
4	Apogee Enterprises, Inc.	—
3,387	Armstrong World Industries, Inc. (a)	180
6	Builders FirstSource, Inc. (a)	—
10,124	CaesarStone Sdot Yam Ltd.	694
4	Continental Building Products, Inc. (a)	—
9,991	Gibraltar Industries, Inc. (a)	204
3,448	Griffon Corp.	55
2	Insteel Industries, Inc.	—
4,387	Lennox International, Inc.	473
2,705	Masonite International Corp. (a)	190
4	NCI Building Systems, Inc. (a)	—
1	Nortek, Inc. (a)	—
2	Patrick Industries, Inc. (a)	—
6	PGT, Inc. (a)	—
3	Ply Gem Holdings, Inc. (a)	—
2,200	Simpson Manufacturing Co., Inc.	75
4,324	Trex Co., Inc. (a)	214
6,493	Universal Forest Products, Inc.	338

		2,423

	Capital Markets — 2.08%
36	Arlington Asset Investment Corp.	1
2,389	Artisan Partners Asset Management, Inc.	111
23	BGC Partners, Inc., Class – A	—
74	Calamos Asset Management, Inc., Class – A	1
4,400	Capital Southwest Corp.	220
3	Cohen & Steers, Inc.	—
50,201	Cowen Group, Inc. (a)	321
6,200	E*Trade Financial Corp. (a)	186
5	Evercore Partners, Inc., Class – A	—
40	FBR & Co. (a)	1
1	Fifth Street Asset Management, Inc.	—
7	Financial Engines, Inc.	—
12	GAMCO Investors, Inc., Class – A	1
4	Greenhill & Co., Inc.	—
5	HFF, Inc., Class – A	—
8,896	Interactive Brokers Group, Inc., Class – A	370
1	International Fcstone, Inc. (a)	—
1	Investment Technology Group, Inc.	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
2	Janus Capital Group, Inc.	$—
1	KCG Holdings, Inc. (a)	—
4	Ladenburg Thalmann Financial Services, Inc. (a)	—
3,000	LPL Financial Holdings, Inc.	139
57	Manning & Napier, Inc.	1
1	Medley Management, Inc., Class – A	—
2	Moelis & Co., Class – A	—
3	Om Asset Management PLC	—
41	Oppenheimer Holdings, Inc., Class – A	1
2	Pzena Investment Management, Inc.	—
4,315	Raymond James Financial, Inc.	257
8,224	Stifel Financial Corp. (a)	476
2	Virtu Financial, Inc., Class – A (a)	—
1,759	Waddell & Reed Financial, Inc., Class – A	83
1	Westwood Holdings Group, Inc.	—
10,108	WisdomTree Investments, Inc.	222

		2,391

	Chemicals — 2.19%
47	A. Schulman, Inc.	2
3,013	Albemarle Corp.	167
40	Axiall Corp.	1
4	Balchem Corp.	—
3,958	Cabot Corp.	148
4	Calgon Carbon Corp.	—
59	Chase Corp.	2
9	Chemtura Corp. (a)	—
1	Core Molding Technologies, Inc. (a)	—
10	Ferro Corp. (a)	—
3,122	FMC Corp.	164
131	FutureFuel Corp.	2
7	H.B. Fuller Co.	—
1	KMG Chemicals, Inc.	—
64	Koppers Holdings, Inc.	2
15,372	Kraton Performance Polymers, Inc. (a)	367
1	LSB Industries, Inc. (a)	—
3,208	Methanex Corp.	179
4	Minerals Technologies, Inc.	—
1,006	NewMarket Corp.	447
77	Olin Corp.	2
4	Omnova Solutions, Inc. (a)	—
7,112	PolyOne Corp.	279
1	Quaker Chemical Corp.	—
172,930	Rentech, Inc. (a)	185
6	Senomyx, Inc. (a)	—
5,454	Sensient Technologies Corp.	373
41	Stepan Co.	2
3	Trecora Resources (a)	—
1	Tredegar Industries, Inc.	—
2	Trinseo SA (a)	—
12,861	Tronox Ltd., Class – A	188
1	Valhi, Inc.	—

		2,510

	Commercial Services & Supplies — 1.17%
51	ABM Industries, Inc.	2

Shares	Security Description	Value (000)
	Commercial Services & Supplies (continued)
160	ACCO Brands Corp. (a)	$1
2,753	ARC Document Solutions, Inc. (a)	21
5,725	Brady Corp.	142
2	Casella Waste Systems, Inc. (a)	—
24	Deluxe Corp.	1
107	Ennis, Inc.	2
3,515	Essendant, Inc.	138
2	G & K Services, Inc., Class – A	—
9	Healthcare Services Group, Inc.	—
8	Herman Miller, Inc.	—
6	HNI Corp.	—
2	InnerWorkings, Inc. (a)	—
9	Interface, Inc.	—
5,190	KAR Auction Services, Inc.	195
160	Kimball International, Inc., Class – B	2
6	Knoll, Inc.	—
2,400	Matthews International Corp., Class – A	128
7,121	Mobile Mini, Inc.	300
2	MSA Safety, Inc.	—
2	Multi-Color Corp.	—
70	Quad Graphics, Inc.	1
80	R.R. Donnelley & Sons Co.	1
2,331	Ritchie Bros. Auctioneers, Inc.	65
2	SP Plus Corp. (a)	—
94	Steelcase, Inc., Class – A	2
2,803	Team, Inc. (a)	113
5,780	Tetra Tech, Inc.	149
2,453	The Brink’s Co.	72
10	UniFirst Corp.	1
3	US Ecology, Inc.	—
41	West Corp.	1

		1,337

	Communications Equipment — 0.72%
2,375	ADTRAN, Inc.	39
3	Aerohive Networks, Inc. (a)	—
2	Alliance Fiber Optic Products, Inc.	—
2	Applied Optoelectronics, Inc. (a)	—
65	BEL Fuse, Inc., Class – B	1
57	Black Box Corp.	1
5	CalAmp Corp. (a)	—
15	Ciena Corp. (a)	—
1	Clearfield, Inc. (a)	—
3	Extreme Networks, Inc. (a)	—
2	Harmonic, Inc. (a)	—
9	Harris Corp.	1
13,348	Infinera Corp. (a)	281
4	InterDigital, Inc.	—
7	Ixia (a)	—
2	KVH Industries, Inc. (a)	—
23,000	PC-Telephone, Inc.	165
5	Plantronics, Inc.	—
10	Ruckus Wireless, Inc. (a)	—
32,037	ShoreTel, Inc. (a)	218
4,450	Sierra Wireless, Inc.^(a)	111
58	TESSCO Technologies, Inc.	1

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
4	Ubiquiti Networks, Inc.	$—
5	ViaSat, Inc. (a)	—

		818

	Construction & Engineering — 0.55%
2	Argan, Inc.	—
40	Chicago Bridge & Iron Co.	2
5	Comfort Systems USA, Inc.	—
4	Dycom Industries, Inc. (a)	—
19,605	Furmanite Corp. (a)	159
1	Great Lakes Dredge & Dock Co. (a)	—
2	HC2 Holdings, Inc. (a)	—
2,820	KBR, Inc.	55
5,333	MasTec, Inc. (a)	106
60	MYR Group, Inc. (a)	2
1	NV5 Holdings, Inc. (a)	—
2,991	Primoris Services Corp.	59
6,147	Quanta Services, Inc. (a)	178
3,403	Tutor Perini Corp. (a)	73

		634

	Construction Materials — 0.59%
5,100	Eagle Materials, Inc.	390
6,422	Headwaters, Inc. (a)	117
1,190	Martin Marietta Materials, Inc.	168
3	Summit Materials, Inc., Class – A (a)	—
2	US Concrete, Inc. (a)	—

		675

	Consumer Finance — 0.38%
1	Encore Capital Group, Inc. (a)	—
53	Enova International, Inc. (a)	1
87	EZCORP, Inc., Class – A (a)	1
3	First Cash Financial Services, Inc. (a)	—
6,259	Green Dot Corp., Class – A (a)	119
23	Nelnet, Inc., Class – A	1
72	Nicholas Financial, Inc. (a)	1
4,921	PRA Group, Inc. (a)	306
60	Santander Consumer USA Holdings, Inc. (a)	2
14	World Acceptance Corp.^(a)	1

		432

	Containers & Packaging — 0.74%
1	AEP Industries, Inc. (a)	—
6,711	AptarGroup, Inc.	428
12,919	Berry Plastics Group, Inc. (a)	419
34	Greif, Inc., Class – A	1
3	Myers Industries, Inc.	—

		848

	Distributors — 0.00%
2	Core-Mark Holding Co., Inc.	—
1	Fenix Parts, Inc. (a)	—
6	Pool Corp.	1

		1

	Diversified Consumer Services — 0.25%
5,963	2U, Inc. (a)	193
54	Apollo Group, Inc., Class – A (a)	1

Shares	Security Description	Value (000)
	Diversified Consumer Services (continued)
5	Bright Horizons Family Solutions, Inc. (a)	$—
2	Capella Education Co.	—
27,983	Career Education Corp. (a)	92
1	Collectors Universe, Inc.	—
6	Grand Canyon Education, Inc. (a)	—
1	Houghton Mifflin Harcourt Co. (a)	—
160	K12, Inc. (a)	2
1	Liberty Tax, Inc.	—
12	LifeLock, Inc. (a)	—
8	Sotheby’s	—
43	Steiner Leisure Ltd. (a)	2
1	Strayer Education, Inc. (a)	—
3	Weight Watchers International, Inc. (a)	—

		290

	Diversified Financial Services — 0.25%
6,775	Leucadia National Corp.	165
5	MarketAxess Holdings, Inc.	—
2	On Deck Capital, Inc. (a)	—
4,809	PHH Corp. (a)	125

		290

	Diversified Telecommunication Services — 0.86%
4	8x8, Inc. (a)	—
13,666	Cogent Communications Group, Inc.	463
4	Consolidated Communications Holdings, Inc.	—
3	FairPoint Communications, Inc. (a)	—
5	General Communication, Inc., Class – A (a)	—
52	Hawaiian Telcom Holdco, Inc. (a)	1
81	IDT Corp.	1
7	inContact, Inc. (a)	—
2	Inteliquent, Inc.	—
1	Intelsat SA (a)	—
3	Lumos Networks Corp.	—
44,400	ORBCOMM, Inc. (a)	301
1	Pacific DataVision, Inc. (a)	—
21,706	Premiere Global Services, Inc. (a)	223
1	Straight Path Communications, Inc., Class – B (a)	—
3	Vonage Holdings Corp. (a)	—
11	Windstream Holdings, Inc.	—

		989

	Electric Utilities — 0.32%
10,214	El Paso Electric Co.	354
93	PNM Resources, Inc.	2
66	Portland General Electric Co.	2
170	Spark Energy, Inc., Class – A	3
92	The Empire District Electric Co.	2
57	UIL Holdings Corp.	3
70	Unitil Corp.	2

		368

	Electrical Equipment — 0.95%
2,410	Acuity Brands, Inc.	435
1	Allied Motion Technologies, Inc.	—
3	AZZ, Inc.	—
1,402	Encore Wire Corp.	62
4,275	EnerSys	301

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment (continued)
4	Enphase Energy, Inc. (a)	$—
6	Franklin Electric Co., Inc.	—
15	FuelCell Energy, Inc. (a)	—
37	Generac Holdings, Inc. (a)	1
10,606	General Cable Corp.	209
33,900	Orion Energy Systems, Inc. (a)	85
13	Plug Power, Inc. (a)	—
6	Polypore International, Inc. (a)	—
1	Power Solutions International, Inc. (a)	—
1	PowerSecure International, Inc. (a)	—
30	Preformed Line Products Co.	1
25	Regal-Beloit Corp.	2
2	Thermon Group Holdings, Inc. (a)	—
2	Vicor Corp. (a)	—

		1,096

	Electronic Equipment, Instruments & Components — 3.71%
2	Badger Meter, Inc.	—
8,588	Belden, Inc.	699
61	Benchmark Electronics, Inc. (a)	1
7,795	Cognex Corp.	376
15,262	Control4 Corp.^(a)	136
2	Daktronics, Inc.	—
35	Dolby Laboratories, Inc., Class – A	1
8,834	DTS, Inc. (a)	269
6,014	Electro Rent Corp.	65
100	Fabrinet (a)	2
1	FARO Technologies, Inc. (a)	—
5	FEI Co.	—
25,791	Flextronics International Ltd. (a)	292
5,788	Insight Enterprises, Inc. (a)	173
7,113	InvenSense, Inc.^(a)	107
3,695	IPG Photonics Corp. (a)	315
6,838	Itron, Inc. (a)	236
10,717	Jabil Circuit, Inc.	228
138	Kimball Electronics, Inc. (a)	2
3,039	Littelfuse, Inc.	288
5	Methode Electronics, Inc.	—
2	MTS Systems Corp.	—
3	Newport Corp. (a)	—
1	OSI Systems, Inc. (a)	—
70	PC Connection, Inc.	2
48	Plexus Corp. (a)	2
5	RealD, Inc. (a)	—
5,497	Rogers Corp. (a)	365
66	Sanmina Corp. (a)	1
23	SYNNEX Corp.	2
3,173	Tech Data Corp. (a)	183
11,359	Trimble Navigation Ltd. (a)	266
224	TTM Technologies, Inc. (a)	2
4,995	Universal Display Corp. (a)	258
119	Vishay Intertechnology, Inc.	1

		4,272

Shares	Security Description	Value (000)
	Energy Equipment & Services — 1.49%
6,296	Atwood Oceanics, Inc.	$166
177	Dawson Geophysical Co. (a)	1
33	Diamond Offshore Drilling, Inc.	1
2,481	Dril-Quip, Inc. (a)	187
8	FMSA Holdings, Inc. (a)	—
10,200	Gulf Island Fabrication, Inc.	114
39	GulfMark Offshore, Inc.	—
11,057	Helix Energy Solutions Group, Inc. (a)	140
3	ION Geophysical Corp. (a)	—
8,600	Key Energy Services, Inc. (a)	15
71,782	McDermott International, Inc. (a)	383
11,300	Mitcham Industries, Inc. (a)	47
110	Nabors Industries Ltd.	2
26,570	Newpark Resources, Inc. (a)	217
410	Parker Drilling Co. (a)	1
30	PHI, Inc. (a)	1
2	RigNet, Inc. (a)	—
20,318	Superior Energy Services, Inc.	428
80	Tesco Corp.	1
34	Unit Corp. (a)	1
7	US Silica Holdings, Inc.	—
1,891	Vantage Drilling Co. (a)	—

		1,705

	Food & Staples Retailing — 1.11%
9,692	Casey’s General Stores, Inc.	929
2	Chefs’ Warehouse Holdings LLC (a)	—
7,525	Diplomat Pharmacy, Inc. (a)	337
2	Fairway Group Holdings Corp. (a)	—
92	Ingles Markets, Inc., Class – A	4
1	Natural Grocers by Vitamin Cottage, Inc. (a)	—
3	PriceSmart, Inc.	—
6	The Fresh Market, Inc. (a)	—
6	United Natural Foods, Inc. (a)	—
119	Village Super Market, Inc., Class – A	4

		1,274

	Food Products — 0.15%
7	B&G Foods, Inc., Class – A	—
7	Boulder Brands, Inc. (a)	—
2	Calavo Growers, Inc.	—
34	Cal-Maine Foods, Inc.	2
6	Dean Foods Co.	—
3	Diamond Foods, Inc. (a)	—
1	Farmer Brothers Co. (a)	—
42	Fresh Del Monte Produce, Inc.	2
3	Freshpet, Inc. (a)	—
3	Inventure Foods, Inc. (a)	—
2	J&J Snack Foods Corp.	—
30	John B Sanfilippo & Son, Inc.	2
2	Lancaster Colony Corp.	—
10,901	Landec Corp. (a)	158
1	Lifeway Foods, Inc. (a)	—
2	Limoneira Co.	—
150	Omega Protein Corp. (a)	2
15	Sanderson Farms, Inc.	1
1	Seaboard Corp. (a)	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
Common Stocks (continued)
Food Products (continued)
1	Tootsie Roll Industries, Inc.	$—

171

Gas Utilities — 0.70%
44	Southwest Gas Corp.	2
23,197	UGI Corp.	799

801

Health Care Equipment — 0.00%
3	Tornier NV (a)	—

Health Care Equipment & Supplies — 5.49%
3	Abaxis, Inc.	—
8,465	Abiomed, Inc. (a)	557
10	Accuray, Inc. (a)	—
2	Anika Therapeutics, Inc. (a)	—
20	Antares Pharma, Inc. (a)	—
3	AtriCure, Inc. (a)	—
5	Cantel Medical Corp.	—
4	Cardiovascular Systems, Inc. (a)	—
11	Cerus Corp. (a)	—
3	Corindus Vascular Robotics, Inc., Class – I (a)	—
1	Cutera, Inc. (a)	—
4	Cyberonics, Inc. (a)	—
3	Cynosure, Inc. (a)	—
17,343	DexCom, Inc. (a)	1,388
1,770	Edwards Lifesciences Corp. (a)	252
9	Endologix, Inc. (a)	—
1	Entellus Medical, Inc. (a)	—
80	Exactech, Inc. (a)	2
6	GenMark Diagnostics, Inc. (a)	—
9	Globus Medical, Inc. (a)	—
40	Greatbatch, Inc. (a)	2
3	Haemonetics Corp. (a)	—
50	Halyard Health, Inc. (a)	2
1,502	HeartWare International, Inc. (a)	109
1	ICU Medical, Inc. (a)	—
2	Inogen, Inc. (a)	—
14,862	Insulet Corp. (a)	461
1	Integra LifeSciences Holdings Corp. (a)	—
3	InVivo Therapeutics Holdings Corp. (a)	—
2	K2M Group Holdings, Inc. (a)	—
7,683	LDR Holding Corp. (a)	332
1	LeMaitre Vascular, Inc.	—
6	Masimo Corp. (a)	—
5	Meridian Bioscience, Inc.	—
4	Natus Medical, Inc. (a)	—
6,814	Neogen Corp. (a)	323
7,582	Nevro Corp. (a)	408
6	NuVasive, Inc. (a)	—
8	NxStage Medical, Inc. (a)	—
2	Ocular Therapeutix, Inc. (a)	—
1	OraSure Technologies, Inc. (a)	—
3	Oxford Immunotec Global PLC (a)	—
2	Quidel Corp. (a)	—
6	Rockwell Medical Technologies, Inc. (a)	—

Shares	Security Description	Value (000)
	Health Care Equipment & Supplies (continued)
6	RTI Surgical, Inc. (a)	$—
2	Second Sight Medical Products, Inc. (a)	—
1	Sientra, Inc. (a)	—
5	STAAR Surgical Co. (a)	—
6,967	STERIS Corp.	449
21,881	Tandem Diabetes Care, Inc. (a)	237
3,761	The Cooper Cos., Inc.	670
6	The Spectranetics Corp. (a)	—
7	Thoratec Corp. (a)	—
35,523	Unilife Corp.^(a)	76
2	Vascular Solutions, Inc. (a)	—
2	Veracyte, Inc. (a)	—
13,114	West Pharmaceutical Services, Inc.	763
3	Wright Medical Group, Inc. (a)	—
9,669	Zeltiq Aesthetics, Inc. (a)	285

		6,316

	Health Care Providers & Services — 3.04%
5,497	AAC Holdings, Inc. (a)	239
15,392	Acadia Healthcare Co., Inc. (a)	1,207
3	Aceto Corp.	—
576	Adeptus Health, Inc., Class – A (a)	55
5	Air Methods Corp. (a)	—
65	Almost Family, Inc. (a)	3
3	Amedisys, Inc. (a)	—
6	AMN Healthcare Services, Inc. (a)	—
34	AmSurg Corp. (a)	2
3	Bio-Reference Laboratories, Inc. (a)	—
4	Biotelemetry, Inc. (a)	—
4	Capital Senior Living Corp. (a)	—
3,194	Catamaran Corp. (a)	195
18	Chemed Corp.	2
2	Civitas Solutions, Inc. (a)	—
1	CorVel Corp. (a)	—
3	Cross Country Healthcare, Inc. (a)	—
5	ExamWorks Group, Inc. (a)	—
390	Five Star Quality Care, Inc. (a)	2
250	Genesis Healthcare, Inc. (a)	2
81	Hanger, Inc. (a)	2
5	HealthEquity, Inc. (a)	—
62	HealthSouth Corp.	3
1	IPC The Hospitalist Co., Inc. (a)	—
94	Kindred Healthcare, Inc.	2
1	Landauer, Inc.	—
60	LHC Group, Inc. (a)	2
9,595	LifePoint Hospitals, Inc. (a)	835
30	Magellan Health Services, Inc. (a)	2
4,450	MEDNAX, Inc. (a)	330
39	Molina Heathcare, Inc. (a)	3
26	National Healthcare Corp.	2
1	National Research Corp., Class – A	—
4	Nobilis Health Corp. (a)	—
5,204	Owens & Minor, Inc.	177
2	Providence Service Corp. (a)	—
5	RadNet, Inc. (a)	—
141	Select Medical Holdings Corp.	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
Common Stocks (continued)
Health Care Providers & Services (continued)
3	Surgical Care Affiliates, Inc. (a)	$—
2,219	Team Health Holdings, Inc. (a)	145
40	The Ensign Group, Inc.	2
5,688	Triple-S Management Corp., Class – A (a)	146
2	Trupanion, Inc. (a)	—
2	U.S. Physical Therapy, Inc.	—
1,526	WellCare Health Plans, Inc. (a)	129

3,489

Health Care Technology — 1.02%
9,200	Allscripts Healthcare Solutions, Inc. (a)	126
4	Castlight Health, Inc., Class – B (a)	—
1	Computer Programs & Systems, Inc.	—
1	Connecture, Inc. (a)	—
3	HealthStream, Inc. (a)	—
12	HMS Holdings Corp. (a)	—
1	Imprivata, Inc. (a)	—
7	MedAssets, Inc. (a)	—
12,174	Medidata Solutions, Inc. (a)	662
9	Merge Healthcare, Inc. (a)	—
10,309	Omnicell, Inc. (a)	389
1	Press Ganey Holdings, Inc. (a)	—
7	Quality Systems, Inc.	—
2	Vocera Communications, Inc. (a)	—

1,177

Hotels, Restaurants & Leisure — 2.60%
3	BJ’s Restaurant, Inc. (a)	—
16	Bloomin’ Brands, Inc.	—
1	Bojangles’, Inc. (a)	—
10	Boyd Gaming Corp. (a)	—
2	Bravo Brio Restaurant Group, Inc. (a)	—
4,324	Buffalo Wild Wings, Inc. (a)	679
210	Caesars Acquisition Co., Class – A (a)	1
31,600	Century Casinos, Inc. (a)	200
2	Churchill Downs, Inc.	—
2	Chuy’s Holdings, Inc. (a)	—
7,766	ClubCorp Holdings, Inc.	185
2	Cracker Barrel Old Country Store, Inc.	—
3	Dave & Buster’s Entertainment, Inc. (a)	—
1	Del Frisco’s Restaurant Group, Inc. (a)	—
8	Denny’s Corp. (a)	—
8,645	Diamond Resorts International, Inc. (a)	274
2	DineEquity, Inc.	—
2	El Pollo Loco Holdings, Inc. (a)	—
2	Eldorado Resorts, Inc. (a)	—
2	Empire Resorts, Inc. (a)	—
2,384	Fiesta Restaurant Group, Inc. (a)	119
30	Hyatt Hotels Corp., Class – A (a)	2
4,066	International Speedway Corp., Class – A	149
95	Interval Leisure Group, Inc.	2
3	Isle of Capri Casino (a)	—
5	Jack in the Box, Inc.	—
2	Jamba, Inc. (a)	—
1	Kona Grill, Inc. (a)	—
9	Krispy Kreme Doughnuts, Inc. (a)	—

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure (continued)
7,907	La Quinta Holdings, Inc. (a)	$181
123	Marcus Corp.	2
2	Marriott Vacations Worldwide Corp.	—
114	Monarch Casino & Resort, Inc. (a)	2
1	Morgans Hotel Group Co. (a)	—
1	Noodles & Co. (a)	—
4	Papa John’s International, Inc.	—
1	Papa Murphy’s Holdings, Inc. (a)	—
1	Penn National Gaming, Inc. (a)	—
8	Pinnacle Entertainment, Inc. (a)	—
3	Popeyes Louisiana Kitchen, Inc. (a)	—
3	Potbelly Corp. (a)	—
2,836	Red Robin Gourmet Burgers, Inc. (a)	244
30,490	Ruby Tuesday, Inc. (a)	191
149	Ruth’s Hospitality Group, Inc.	2
7	Scientific Games Corp., Class – A (a)	—
129	SeaWorld Entertainment, Inc.	2
1	Shake Shack, Inc., Class – A (a)	—
5	Sonic Corp.	—
90	Speedway Motorsports, Inc.	2
7,044	Texas Roadhouse, Inc., Class – A	265
6	The Cheesecake Factory, Inc.	—
2	The Habit Restaurants, Inc. (a)	—
4,419	Vail Resorts, Inc.	484
3	Zoe’s Kitchen, Inc. (a)	—

		2,986

	Household Durables — 0.95%
1	Bassett Furniture Industries, Inc.	—
1	Cavco Industries, Inc. (a)	—
61	CSS Industries, Inc.	2
50	Flexsteel Industries, Inc.	2
3,128	Harman International Industries, Inc.	372
2,072	Helen of Troy Ltd. (a)	202
3	Installed Building Products, Inc. (a)	—
2	iRobot Corp. (a)	—
4	La-Z-Boy, Inc.	—
8,009	Libbey, Inc.	331
118	Lifetime Brands, Inc.	2
1	M/I Homes, Inc. (a)	—
2	MDC Holdings, Inc.	—
28	NACCO Industries, Inc., Class – A	2
1	Skullcandy, Inc. (a)	—
3,672	The Ryland Group, Inc.	170
1	TRI Pointe Homes, Inc. (a)	—
2	Universal Electronics, Inc. (a)	—
4	Zagg, Inc. (a)	—

		1,083

	Household Products — 0.00%
1	Central Garden & Pet Co., Class – A (a)	—
5	HRG Group, Inc. (a)	—
22	Oil-Dri Corp. of America	1
2	WD-40 Co.	—

		1

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Independent Power and Renewable Electricity Producers — 0.00%
2	Ormat Technologies, Inc.	$—
2	Vivint Solar, Inc. (a)	—

		0

	Industrial Conglomerates — 0.14%
1,648	Carlisle Cos., Inc.	165
2	Raven Industries, Inc.	—

		165

	Industrials — 0.34%
33,000	Volaris Aviation Holding Company, ADR (a)	394

	Insurance — 3.22%
937	Alleghany Corp. (a)	440
1	Ambac Financial Group, Inc. (a)	—
59	American Equity Investment Life Holding Co.	2
12,859	American Financial Group, Inc.	837
9,509	Argo Group International Holdings Ltd.	529
2,567	Aspen Insurance Holdings Ltd.	123
1	Atlas Financial Holdings, Inc. (a)	—
167	Crawford & Co.	1
2	eHealth, Inc. (a)	—
3	Employers Holdings, Inc.	—
6,395	Endurance Specialty Holdings Ltd.	420
1,649	Everest Re Group Ltd.	300
4,200	First American Financial Corp.	156
7,325	Genworth Financial, Inc., Class – A (a)	55
2,980	HCC Insurance Holdings, Inc.	229
2	Heritage Insurance Holdings, Inc. (a)	—
4	Hilltop Holdings, Inc. (a)	—
138	Maiden Holdings Ltd.	2
190	MBIA, Inc. (a)	1
110	OneBeacon Insurance Group Ltd.	2
1	Patriot National, Inc. (a)	—
30	Phoenix Cos., Inc. (a)	1
1,081	Primerica, Inc.	49
4,870	Stewart Information Services Corp.	194
3,806	Symetra Financial Corp.	92
1	Third Point Reinsurance Ltd. (a)	—
94	Universal Insurance Holdings, Inc.	2
5,046	W.R. Berkley Corp.	262

		3,697

	Internet & Catalog Retail — 0.22%
188	1-800-FLOWERS.COM, Inc., Class – A (a)	2
2	Blue Nile, Inc. (a)	—
3	Etsy, Inc. (a)	—
4	HSN, Inc.	—
3	Liberty TripAdvisor Holdings, Inc., Class – A (a)	—
4	NutriSystem, Inc.	—
14	Orbitz Worldwide, Inc. (a)	—
2	Overstock.com, Inc. (a)	—
3	PetMed Express, Inc.	—
3	Shutterfly, Inc. (a)	—
10	Travelport Worldwide Ltd.	—
6,742	Wayfair, Inc., Class – A (a)	255

Shares	Security Description	Value (000)
Internet & Catalog Retail (continued)
9	Zulily, Inc., Class – A (a)	$—

257

Internet Software & Services — 2.80%
3,660	Akamai Technologies, Inc. (a)	256
2	Amber Road, Inc. (a)	—
6	Angie’s List, Inc. (a)	—
1	Apigee Corp. (a)	—
4	Bazaarvoice, Inc. (a)	—
6,296	Benefitfocus, Inc. (a)	276
129	Blucora, Inc. (a)	2
2	Box, Inc., Class – A (a)	—
29,934	Brightcove, Inc. (a)	205
2	Carbonite, Inc. (a)	—
3	ChannelAdvisor Corp. (a)	—
4	Chegg, Inc. (a)	—
4	Cimpress NV (a)	—
4,720	comScore, Inc. (a)	251
4	Constant Contact, Inc. (a)	—
7	Cornerstone OnDemand, Inc. (a)	—
8	Coupons.com, Inc. (a)	—
3	Cvent, Inc. (a)	—
2	DealerTrack Holdings, Inc. (a)	—
6,216	Demandware, Inc. (a)	443
169	DHI Group, Inc. (a)	2
383	EarthLink Holdings Corp.	3
8	Endurance International Group Holdings, Inc. (a)	—
6,966	Envestnet, Inc. (a)	282
3	Everyday Health, Inc. (a)	—
3	Five9, Inc. (a)	—
19,366	Gogo, Inc. (a)	416
10	GrubHub, Inc. (a)	—
3	GTT Communications, Inc. (a)	—
12,316	Hortonworks, Inc. (a)	312
7	Internap Network Services Corp. (a)	—
3	Intralinks Holdings, Inc. (a)	—
38	j2 Global, Inc.	3
7	LivePerson, Inc. (a)	—
1,783	LogMeln, Inc. (a)	115
2	Marin Software, Inc. (a)	—
5	Marketo, Inc. (a)	—
1	MaxPoint Interactive, Inc. (a)	—
9,825	Monster Worldwide, Inc. (a)	64
1	New Relic, Inc. (a)	—
9	NIC, Inc.	—
3	Opower, Inc. (a)	—
3	Perficient, Inc. (a)	—
3	Q2 Holdings, Inc. (a)	—
12,926	QuinStreet, Inc. (a)	83
43,300	RealNetworks, Inc. (a)	234
1	Reis, Inc.	—
1	RetailMeNot, Inc. (a)	—
2	SciQuest, Inc. (a)	—
3	Shutterstock, Inc. (a)	—
2	SPS Commerce, Inc. (a)	—
2	Stamps.com, Inc. (a)	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
1	TechTarget (a)	$—
3	Textura Corp. (a)	—
1	Travelzoo, Inc. (a)	—
6	TrueCar, Inc. (a)	—
4,026	Web.com Group, Inc. (a)	98
5	WebMD Health Corp. (a)	—
2	Wix.com Ltd. (a)	—
10,503	XO Group, Inc. (a)	172
4	Xoom Corp. (a)	—

		3,217

	IT Services — 1.48%
1	6D Global Technologies, Inc. (a)	—
4	Alliance Data Systems Corp. (a)	1
62	Blackhawk Network Holdings, Inc. (a)	3
63	Booz Allen Hamilton Holding Corp.	2
22	CACI International, Inc., Class – A (a)	2
6	Cardtronics, Inc. (a)	—
33	Cass Information Systems, Inc.	2
201	Computer Task Group, Inc.	2
84	Convergys Corp.	2
52	CoreLogic, Inc. (a)	2
70	CSG Systems International, Inc.	2
17	DST Systems, Inc.	2
6	EPAM Systems, Inc. (a)	—
7	Euronet Worldwide, Inc. (a)	—
9	EVERTEC, Inc.	—
4	Exlservice Holdings, Inc. (a)	—
1	Forrester Research, Inc.	—
250	Global Cash Access Holdings, Inc. (a)	2
4,244	Global Payments, Inc.	439
5	Heartland Payment Systems, Inc.	—
55	iGATE Corp. (a)	3
10,894	Jack Henry & Associates, Inc.	704
40	Leidos Holdings, Inc.	2
8	Lionbridge Technologies, Inc. (a)	—
4,056	Luxoft Holding, Inc. (a)	229
53	ManTech International Corp., Class – A	2
9	MAXIMUS, Inc.	1
200	MoneyGram International, Inc. (a)	2
69	NeuStar, Inc., Class – A (a)	2
1	PFSweb, Inc. (a)	—
41	Science Applications International Corp.	2
5	ServiceSource International, Inc. (a)	—
74	Sykes Enterprises, Inc. (a)	2
4	Syntel, Inc. (a)	—
74	TeleTech Holdings, Inc.	2
197	The Hackett Group, Inc.	3
66	Unisys Corp. (a)	1
3,010	VeriFone Systems, Inc. (a)	102
4	Virtusa Corp. (a)	—
1,569	WEX, Inc. (a)	179

		1,697

	Leisure Products — 0.06%
53	Arctic Cat, Inc.	2

Shares	Security Description	Value (000)
	Leisure Products (continued)
66	Johnson Outdoors, Inc., Class – A	$2
40,200	LeapFrog Enterprises, Inc. (a)	56
2	Malibu Boats, Inc., Class – A (a)	—
1	Marine Products Corp.	—
4	Nautilus, Inc. (a)	—
7	Smith & Wesson Holding Corp. (a)	—
52	Sturm, Ruger & Co., Inc.	3
26	Vista Outdoor, Inc. (a)	1

		64

	Life & Health Insurance — 0.14%
2,150	StanCorp Financial Group, Inc.	163

	Life Sciences Tools & Services — 1.08%
2,723	Accelerate Diagnostics, Inc. (a)	70
253	Affymetrix, Inc. (a)	3
145	Albany Molecular Research, Inc. (a)	3
15	Bio-Rad Laboratories, Inc., Class – A (a)	2
20	Bio-Techne Corp.	2
118	Bruker Biosciences Corp. (a)	2
2,897	Cambrex Corp. (a)	127
39	Charles River Laboratories International, Inc. (a)	3
7,044	Fluidigm Corp. (a)	171
107	Furiex Pharmaceuticals, Inc.*(a)	—
2,550	Illumina, Inc. (a)	558
4,222	INC Research Holdings, Inc., Class – A (a)	169
131	Luminex Corp. (a)	2
2	NanoString Technologies, Inc. (a)	—
7	NeoGenomics, Inc. (a)	—
8	Pacific Boisciences of California, Inc. (a)	—
45	PAREXEL International Corp. (a)	3
3	PRA Health Sciences, Inc. (a)	—
4,777	QIAGEN NV (a)	119
16	Sequenom, Inc. (a)	—

		1,234

	Machinery — 2.98%
6	Accuride Corp. (a)	—
7,055	Actuant Corp., Class – A	163
40	AGCO Corp.	2
1	Albany International Corp., Class – A	—
3	Altra Holdings, Inc.	—
35	American Railcar Industries	2
6	Blount International, Inc. (a)	—
1	Blue Bird Corp. (a)	—
75	Briggs & Stratton Corp.	1
2,375	Chart Industries, Inc. (a)	85
6	CLARCOR, Inc.	—
4,940	Columbus McKinnon Corp.	124
4	Commercial Vehicle Group, Inc. (a)	—
1	Douglas Dynamics, Inc.	—
2	ENPRO Industries, Inc.	—
1	Freightcar America, Inc.	—
133	Global Brass & Copper Holdings, Inc.	2
10,741	Harsco Corp.	177
8	Hillenbrand, Inc.	—
19	Hyster-Yale Materials Handling, Inc.	1

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
4,940	IDEX Corp.	$389
9,090	ITT Corp.	381
4	John Bean Technologies Corp.	—
5,221	Lincoln Electric Holdings, Inc.	318
1	Lindsay Corp.	—
1	Lydall, Inc. (a)	—
18,177	Meritor, Inc. (a)	238
83	Miller Industries, Inc.	2
5	Mueller Industries, Inc.	—
21	Mueller Water Products, Inc., Class – A	—
3	Nn, Inc.	—
1,684	Pall Corp.	210
3	Proto Labs, Inc. (a)	—
3	RBC Bearings, Inc. (a)	—
13	Rexnord Corp. (a)	—
4,785	Snap-on, Inc.	763
1	Standex International Corp.	—
3	Sun Hydraulics Corp.	—
2	Tennant Co.	—
5,410	Terex Corp.	126
1	The Gorman-Rupp Co.	—
33	The Greenbrier Cos., Inc.	2
35	The Timken Co.	1
4,251	TriMas Corp. (a)	126
6,519	Wabash National Corp. (a)	82
1,892	WABCO Holdings, Inc. (a)	234
6	Woodward, Inc.	—
1	Xerium Technologies, Inc. (a)	—

		3,429

	Marine — 0.23%
1,361	Kirby Corp. (a)	105
5	Matson, Inc.	—
44,235	Navios Maritime Holdings, Inc.^	165

		270

	Media — 0.99%
40	AMC Entertainment Holdings, Inc., Class – A	1
1	Carmike Cinemas, Inc. (a)	—
7	Central Eurpoean Media Enterprises Ltd. (a)	—
5	Crown Media Holdings, Inc., Class – A (a)	—
90	Entercom Communications Corp. (a)	1
8	Entravision Communications Corp., Class – A	—
23,847	Global Eagle Entertainment, Inc. (a)	311
8	Gray Television, Inc. (a)	—
36,786	Harte-Hanks, Inc.	220
6,398	Imax Corp. (a)	258
19	Journal Media Group, Inc.	—
9,460	Lions Gate Entertainment Corp.	349
2	Loral Space & Communications, Inc. (a)	—
3	Martha Stewart Living Omnimedia, Inc. (a)	—
2	MDC Partners, Inc., Class – A	—
2	National CineMedia, Inc.	—
4	Nexstar Broadcasting Group, Inc., Class – A	—
2	Rentrak Corp. (a)	—
129	Salem Communications Corp., Class – A	1

Shares	Security Description	Value (000)
	Media (continued)
26	Scholastic Corp.	$1
3	SFX Entertainment, Inc. (a)	—
9	Sinclair Broadcast Group, Inc.	—
56	The E.W. Scripps Co., Class – A	2
4	The New York Times Co., Class – A	—
40	Time, Inc.	1
80	Townsquare Media, Inc., Class – A (a)	1
2	Tribune Publishing Co.	—
4	World Wrestling Entertainment, Inc., Class – A	—

		1,146

	Metals & Mining — 1.05%
6,780	Agnico-Eagle Mines Ltd.	192
9,236	Allegheny Technologies, Inc.	279
86	Ampco-Pittsburgh Corp.	1
4,362	Carpenter Technology Corp.	169
18,786	Coeur d’Alene Mines Corp. (a)	107
100	Commercial Metals Co.	2
17,409	Globe Specialty Metals, Inc.	308
4,334	Horsehead Holding Corp. (a)	51
26	Kaiser Aluminum Corp.	2
99	Olympic Steel, Inc.	2
2	Real Industry, Inc. (a)	—
4,900	Schnitzer Steel Industries, Inc., Class – A	86
7	Stillwater Mining Co. (a)	—
6	SunCoke Energy, Inc.	—
60	United States Steel Corp.	1
2	Worthington Industries, Inc.	—

		1,200

	Multiline Retail — 0.00%
46	Big Lots, Inc.	3
9	Burlington Stores, Inc. (a)	—
11	Dillard’s, Inc., Class – A	1
5	Tuesday Morning Corp. (a)	—

		4

	Multi-Utilities — 0.30%
80	Avista Corp.	2
7,882	Black Hills Corp.	345

		347

	Oil & Gas Exploration & Production — 0.00%
10	Ultra Petroleum Corp. (a)	—

	Oil, Gas & Consumable Fuels — 2.01%
23	Adams Resources & Energy, Inc.	1
5,712	Cabot Oil & Gas Corp.	180
22,961	Carrizo Oil & Gas, Inc. (a)	1,132
2,330	CONSOL Energy, Inc.	51
9,200	Contango Oil & Gas Co. (a)	113
3,550	Continental Resources, Inc. (a)	150
42	Delek US Holdings, Inc.	2
160	Denbury Resources, Inc.	1
930	Diamondback Energy, Inc. (a)	70
136,440	Enbridge Energy Management LLC (a)(b)	—
3	Energy Fuels, Inc. (a)	—
3	Evolution Petroleum Corp.	—
44	Green Plains Renewable Energy, Inc.	1

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
5,458	Interoil Corp. (a)	$329
110	Jones Energy, Inc., Class – A (a)	1
27	Magnum Hunter Resources Corp. (a)	—
1,496	Matador Resources Co. (a)	37
1	Panhandle Oil & Gas, Inc., Class – A	—
2	Par Petroleum Corp. (a)	—
5	Parsley Energy, Inc., Class – A (a)	—
41	PBF Energy, Inc., Class – A	1
6	Semgroup Corp.	—
30	SM Energy Co.	1
11	Solazyme, Inc. (a)	—
9,300	Synergy Resources Corp. (a)	106
11	Uranium Energy Corp. (a)	—
40	Western Refining, Inc.	2
11,722	WPX Energy, Inc. (a)	144

2,322

Paper & Forest Products — 0.51%
5,504	Boise Cascade Co. (a)	202
3	Clearwater Paper Corp. (a)	—
1	Deltic Timber Corp.	—
40	Domtar Corp.	2
11	KapStone Paper & Packaging Corp.	—
22,016	Louisiana-Pacific Corp. (a)	376
1	Neenah Paper, Inc.	—
60	P.H. Glatfelter Co.	1
35	Schweitzer-Mauduit International, Inc.	1
5	Wausau Paper Corp.	—

582

Personal Products — 0.00%
1	Inter Parfums, Inc.	—
1	Medifast, Inc. (a)	—
1	Natural Health Trends Corp.	—
20	Nature’s Sunshine Products, Inc.	—
30	Nutraceutical International Corp. (a)	1
2	Synutra International, Inc. (a)	—
1	USANA Health Sciences, Inc. (a)	—

1

Pharmaceuticals — 0.05%
3	Aerie Pharmaceuticals, Inc. (a)	—
1	Agile Therapeutics, Inc. (a)	—
4	Alimera Sciences, Inc. (a)	—
3	Amphastar Pharmaceuticals, Inc. (a)	—
1	ANI Pharmaceuticals, Inc. (a)	—
4	Aratana Therapeutics, Inc. (a)	—
2	Assembly Biosciences, Inc. (a)	—
6	BioDelivery Sciences International, Inc. (a)	—
2	Carbylan Therapeutics, Inc. (a)	—
11	Catalent, Inc. (a)	—
4	Cempra Holdings LLC (a)	—
1	Collegium Pharmaceutical, Inc. (a)	—
8	Corcept Therapeutics, Inc. (a)	—
1	Corium International, Inc. (a)	—
8	DepoMed, Inc. (a)	—

Shares	Security Description	Value (000)
Pharmaceuticals (continued)
1	Dermira, Inc. (a)	$—
14	Durect Corp. (a)	—
1	Flex Pharma, Inc. (a)	—
3	Foamix Pharmaceuticals Ltd. (a)	—
1	Heska Corp. (a)	—
5	IGI Laboratories, Inc. (a)	—
80	Impax Laboratories, Inc. (a)	5
1,242	Intersect ENT, Inc. (a)	37
3	Intra-Cellular Therapies, Inc. (a)	—
3	Lannett Co., Inc. (a)	—
17	Nektar Therapeutics (a)	—
5	Omeros Corp. (a)	—
200	Omthera Pharmaceutical, Inc.*(a)	—
5	Pacira Pharmaceuticals, Inc. (a)	—
2	Paratek Pharmaceuticals, Inc.	—
6	Pernix Therapeutics Holdings, Inc. (a)	—
72	Phibro Animal Health Corp., Class – A	3
4	POZEN, Inc. (a)	—
70	Prestige Brands Holdings, Inc. (a)	3
4	Relypsa, Inc. (a)	—
2	Revance Therapeutics, Inc. (a)	—
81	Sagent Pharmaceuticals, Inc. (a)	2
277	SciClone Pharmaceuticals, Inc. (a)	3
162	Sucampo Pharmaceuticals, Inc., Class – A (a)	3
5	Supernus Pharmaceuticals, Inc. (a)	—
5	Tetraphase Pharmaceuticals, Inc. (a)	—
91	The Medicines Co. (a)	3
17	TherapeuticsMD, Inc. (a)	—
10	Theravance, Inc.	—
15	VIVUS, Inc. (a)	—
8	XenoPort, Inc. (a)	—
22	Zogenix, Inc. (a)	—
2	ZS Pharma, Inc. (a)	—

59

Professional Services — 0.26%
1	Barrett Business Services, Inc.	—
130	CBIZ, Inc. (a)	1
4	CEB, Inc.	—
3	Exponent, Inc.	—
2	GP Strategies Corp. (a)	—
3	Insperity, Inc.	—
78	Kelly Services, Inc., Class – A	1
3	Kforce, Inc.	—
4	Korn/Ferry International	—
1	Mistras Group, Inc. (a)	—
7	On Assignment, Inc. (a)	—
2	Paylocity Holding Corp. (a)	—
215,100	Pendrell Corp. (a)	296
1	Resources Connections, Inc.	—
1	RPX Corp. (a)	—
6	The Advisory Board Co. (a)	—
5	TriNet Group, Inc. (a)	—
6	TrueBlue, Inc. (a)	—
1	Volt Information Sciences, Inc. (a)	—
29	VSE Corp.	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Professional Services (continued)
5	WageWorks, Inc. (a)	$—

		301

	Real Estate Investment Trusts — 1.89%
12,050	Acadia Realty Trust	352
132	AG Mortgage Investment Trust, Inc.	2
6,271	Alexandria Real Estate Equities, Inc.	549
4	American Assets Trust, Inc.	—
127	American Capital Mortgage Investment Corp.	2
480	Anworth Mortgage Asset Corp.	2
159	Apollo Residential Mortgage, Inc.	2
694	Armour Residential REIT, Inc.	2
250	Ashford Hospitality Trust	2
204	Capstead Mortgage Corp.	2
4	CareTrust REIT, Inc.	—
136	CBL & Associates Properties, Inc.	2
376	Cedar Realty Trust, Inc.	2
72	Coresite Realty Corp.	3
106	CyrusOne, Inc.	3
277	CYS Investments, Inc.	2
3,859	DiamondRock Hospitality Co.	49
3	DuPont Fabros Technology, Inc.	—
303	Dynex Capital, Inc.	2
5,282	EastGroup Properties, Inc.	298
2	Excel Trust, Inc.	—
137	Hatteras Financial Corp.	2
4	Inland Real Estate Corp.	—
164	Invesco Mortgage Capital	2
235	Lexington Realty Trust	2
5,021	Mid-America Apartment Communities, Inc.	367
2	National Health Investors, Inc.	—
120	Pennsylvania Real Estate Investment Trust	3
4	Potlatch Corp.	—
37	PS Business Parks, Inc.	3
3	QTS Realty Trust, Inc., Class – L	—
346	Rait Financial Trust	2
32,830	Redwood Trust, Inc.	516
6	RLJ Lodging Trust	—
6	Ryman Hospitality Properties, Inc.	—
1	Sabra Healthcare REIT, Inc.	—
1	Saul Centers, Inc.	—
4	Sovran Self Storage, Inc.	—
1	Sun Communities, Inc.	—
2	Universal Health Realty Income Trust	—
176	Western Asset Mortgage Capital Corp.	3

		2,176

	Real Estate Investment Trusts (REITs) — 0.00%
2	Easterly Government Properties, Inc.	—
1	Equity One, Inc.	—
3	National Storage Affiliates	—
12	Urban Edge Properties	—

		0

	Real Estate Management & Development — 0.10%
2	Altisource Portfolio Solutions SA (a)	—

Shares	Security Description	Value (000)
	Real Estate Management & Development (continued)
7,300	AV Homes, Inc. (a)	$105
1	Kennedy-Wilson Holdings, Inc.	—
2	Marcus & Millichap, Inc. (a)	—
81	RE/MAX Holdings, Inc., Class – A	3
140	St. Joe Corp. (a)	2

		110

	Restaurants — 0.00%
4	Carrols Restaurant Group, Inc. (a)	—

	Road & Rail — 0.14%
7	AMERCO, Inc.	2
1	ArcBest Corp.	—
2	Celadon Group, Inc.	—
1,753	Con-way, Inc.	67
1	Covenant Transportation Group, Inc., Class – A (a)	—
7	Heartland Express, Inc.	—
961	Kansas City Southern Industries	89
8	Knight Transportation, Inc.	—
1	Marten Transport Ltd.	—
1	Quality Distribution, Inc. (a)	—
1	Roadrunner Transportation Systems, Inc. (a)	—
3	Saia, Inc. (a)	—
12	Swift Transportation Co. (a)	—
1	Universal Truckload Services, Inc.	—
1	Werner Enterprises, Inc.	—
1	YRC Worldwide, Inc. (a)	—

		158

	Semiconductors — 0.00%
1	CEVA, Inc. (a)	—

	Semiconductors & Semiconductor Equipment — 6.94%
3	Advanced Energy Industries, Inc. (a)	—
35	Advanced Micro Devices, Inc. (a)	—
220	Alpha & Omega Semiconductor Ltd. (a)	2
3,895	Altera Corp.	199
1,068	Ambarella, Inc. (a)	110
307	Amkor Technology, Inc. (a)	2
5	Applied Micro Circuits Corp. (a)	—
11,928	Atmel Corp.	118
10,400	Brooks Automation, Inc.	119
3	Cabot Microelectronics Corp. (a)	—
2,930	Canadian Solar, Inc. (a)	84
1	Cascade Microtech, Inc. (a)	—
9,022	Cavium, Inc. (a)	621
113	Cirrus Logic, Inc. (a)	4
6,216	Cree, Inc. (a)	162
53,899	Cypress Semiconductor Corp.	634
5,422	Diodes, Inc. (a)	131
158	Entegris, Inc. (a)	2
1	Exar Corp. (a)	—
13,341	Fairchild Semiconductor International, Inc. (a)	232
4	FormFactor, Inc. (a)	—
5	Inphi Corp. (a)	—
22,567	Integrated Device Technology, Inc. (a)	490

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
127	Integrated Silicon Solution, Inc.	$3
148	IXYS Corp.	2
7	Lattice Semiconductor Corp. (a)	—
3	MA-COM Technology Solutions Holdings, Inc. (a)	—
24,523	Mattson Technology, Inc. (a)	82
6,576	Maxim Integrated Products, Inc.	227
7	MaxLinear, Inc. (a)	—
4,968	Mellanox Technologies Ltd. (a)	242
6	Micrel, Inc.	—
12	Microsemi Corp. (a)	—
8,079	Monolithic Power Systems, Inc.	410
72	OmniVision Technologies, Inc. (a)	2
25,592	ON Semiconductor Corp. (a)	299
3	PDF Solutions, Inc. (a)	—
237	Photronics, Inc. (a)	2
8	PMC – Sierra, Inc. (a)	—
6,293	Power Integrations, Inc.	284
9,569	Qorvo, Inc. (a)	768
66,086	QuickLogic Corp.^(a)	105
15	Rambus, Inc. (a)	—
37,600	Rubicon Technology, Inc. (a)	91
1	Rudolph Technologies, Inc. (a)	—
3,403	Semtech Corp. (a)	68
1,911	Silicon Laboratories, Inc. (a)	103
7,940	Skyworks Solutions, Inc.	827
3,644	SolarEdge Technologies, Inc. (a)	132
9,700	SunEdison, Inc. (a)	290
3,435	Synaptics, Inc. (a)	298
103	Teradyne, Inc.	2
9,094	Tessera Technologies, Inc.	345
11,350	Tower Semiconductor Ltd. (a)	175
220	Ultra Clean Holdings, Inc. (a)	1
17,015	Ultratech, Inc. (a)	316
3	Xcerra Corp. (a)	—

		7,984

	Software — 6.27%
4	A10 Networks, Inc. (a)	—
15	ACI Worldwide, Inc. (a)	—
3,256	Advent Software, Inc.	144
1	American Software, Inc., Class – A	—
11,450	Aspen Technology, Inc. (a)	523
5	AVG Technologies NV (a)	—
1	Barracuda Networks, Inc. (a)	—
6	Blackbaud, Inc.	—
5	Bottomline Technologies, Inc. (a)	—
4	BroadSoft, Inc. (a)	—
7	Callidus Software, Inc. (a)	—
6	CommVault Systems, Inc. (a)	—
3	Comverse, Inc. (a)	—
2	Cyan, Inc. (a)	—
9,322	CyberArk Software Ltd. (a)	586
1	Digimarc Corp. (a)	—

Shares	Security Description	Value (000)
	Software (continued)
6	Digital Turbine, Inc. (a)	$—
125	Ebix, Inc.	4
6,430	Electronic Arts, Inc. (a)	428
5,114	Ellie Mae, Inc. (a)	357
93	EPIQ Systems, Inc.	2
27	ePlus, Inc. (a)	2
29	Fair Isaac Corp.	3
7,405	Fleetmatics Group Ltd. (a)	347
7,700	Fortinet, Inc. (a)	318
4	Gigamon, Inc. (a)	—
2	Globant SA (a)	—
9	Glu Mobile, Inc. (a)	—
2	Guidance Software, Inc. (a)	—
3,958	Guidewire Software, Inc. (a)	209
2	HubSpot, Inc. (a)	—
3	Imperva, Inc. (a)	—
7	Infoblox, Inc. (a)	—
2	Interactive Intelligence Group (a)	—
6	Jive Software, Inc. (a)	—
7,680	Manhattan Associates, Inc. (a)	459
73	Mentor Graphics Corp.	2
1	MicroStrategy, Inc. (a)	—
5	MobileIron, Inc. (a)	—
3	Model N, Inc. (a)	—
5	Monotype Imaging Holdings, Inc.	—
5	NetScout Systems, Inc. (a)	—
1,215	NetSuite, Inc. (a)	111
5,121	Nuance Communications, Inc. (a)	90
1	Park City Group, Inc. (a)	—
4,214	Paycom Software, Inc. (a)	144
5	Pegasystems, Inc.	—
8,295	Proofpoint, Inc. (a)	529
3	PROS Holdings, Inc. (a)	—
12,471	PTC, Inc. (a)	513
12	QLIK Technologies, Inc. (a)	—
5,283	Qualys, Inc. (a)	213
3	Rally Software Development Corp. (a)	—
7	RealPage, Inc. (a)	—
22,600	Rosetta Stone, Inc. (a)	180
28,815	Rovi Corp. (a)	461
2	Sapiens International Corp. NV	—
36,623	SeaChange International, Inc. (a)	257
15,820	Silver Spring Networks, Inc. (a)	196
5	Synchronoss Technologies, Inc. (a)	—
62	Take-Two Interactive Software, Inc. (a)	2
10,805	Tangoe, Inc. (a)	136
466	Telecommunication Systems, Inc. (a)	2
12,200	Telenav, Inc. (a)	98
3	The Rubicon Project, Inc. (a)	—
1,086	The Ultimate Software Group, Inc. (a)	178
19,770	TiVo, Inc. (a)	200
2	TubeMogul, Inc. (a)	—
2,304	Tyler Technologies, Inc. (a)	298
1	Varonis Systems, Inc. (a)	—
4	VASCO Data Security International, Inc. (a)	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
8	Verint Systems, Inc. (a)	$—
6	VirnetX Holding Corp. (a)	—
1	Workiva, Inc. (a)	—
2	Yodlee, Inc. (a)	—
7	Zendesk, Inc. (a)	—
8	Zix Corp. (a)	—
77,000	Zynga, Inc. (a)	220

		7,212

	Specialized Finance — 0.00%
1	Gain Capital Holdings, Inc.	—

	Specialized Real Estate Investment Trusts — 0.00%
16	CubeSmart	—

	Specialty Retail — 1.69%
52	Abercrombie & Fitch Co., Class – A	1
22	American Eagle Outfitters, Inc.	—
6	Ann, Inc. (a)	—
4	Asbury Automotive Group, Inc. (a)	—
110	Ascena Retail Group, Inc. (a)	2
103	Big 5 Sporting Goods Corp.	1
2	Boot Barn Holdings, Inc. (a)	—
1	Build-A-Bear Workshop, Inc. (a)	—
1	Caleres, Inc.	—
6,980	Chico’s FAS, Inc.	117
58	Destination Maternity Corp.	1
1	Destination XL Group, Inc. (a)	—
10	Express, Inc. (a)	—
7	Five Below, Inc. (a)	—
6	Francesca’s Holdings Corp. (a)	—
40	GameStop Corp., Class – A	2
17	Group 1 Automotive, Inc.	2
55	Haverty Furniture Cos., Inc.	1
3	Hibbett Sports, Inc. (a)	—
2	Kirkland’s, Inc.	—
3	Lithia Motors, Inc.	—
7,202	MarineMax, Inc. (a)	170
3	Mattress Firm Holding Corp. (a)	—
4	Monro Muffler Brake, Inc.	—
17	Murphy USA, Inc. (a)	1
18	Outerwall, Inc.	1
3	Party City Holdco, Inc. (a)	—
12	Pier 1 Imports, Inc.	—
4,406	Rent-A-Center, Inc.	126
5,161	Restoration Hardware Holdings, Inc. (a)	505
7	Select Comfort Corp. (a)	—
50	Shoe Carnival, Inc.	1
49	Sonic Automotive, Inc., Class – A	1
1	Sportsman’s Warehouse Holdings, Inc. (a)	—
97	Stein Mart, Inc.	1
4	The Buckle, Inc.	—
31	The Cato Corp.	1
1	The Children’s Place Retail Stores, Inc.	—
2	The Container Store Group, Inc. (a)	—

Shares	Security Description	Value (000)
	Specialty Retail (continued)
2	The Finish Line, Inc., Class – A	$—
6	The Men’s Wearhouse, Inc.	—
9,536	Tile Shop Holdings, Inc. (a)	136
150	Tilly’s, Inc., Class – A (a)	1
9,711	Tractor Supply Co.	874
2	Zumiez, Inc. (a)	—

		1,945

	Technology Hardware, Storage & Peripherals — 0.46%
1,085	3D Systems Corp. (a)	21
3	Avid Technology, Inc. (a)	—
5	Cray, Inc. (a)	—
9	Diebold, Inc.	—
8	Dot Hill Systems Corp. (a)	—
2	Eastman Kodak Co. (a)	—
6	Electronics for Imaging, Inc. (a)	—
42,800	Imation Corp. (a)	174
4	Immersion Corp. (a)	—
42	Lexmark International, Inc., Class – A	2
3,407	Nimble Storage, Inc. (a)	96
4	Novatel Wireless, Inc. (a)	—
16,800	QLogic Corp. (a)	239
5	Silicon Graphics International Corp. (a)	—
5	Super Micro Computer, Inc. (a)	—
12	Violin Memory, Inc. (a)	—

		532

	Textiles, Apparel & Luxury Goods — 2.38%
3	Columbia Sportswear Co.	—
8	Crocs, Inc. (a)	—
80	Culp, Inc.	2
3	Deckers Outdoor Corp. (a)	—
17,583	G-III Apparel Group Ltd. (a)	1,238
60	Movado Group, Inc.	2
1,637	Oxford Industries, Inc.	143
11	Quiksilver, Inc. (a)	—
3	Sequential Brands Group, Inc. (a)	—
2,705	Skechers USA, Inc., Class – A (a)	297
7	Steven Madden Ltd. (a)	—
1	Superior Uniform Group, Inc.	—
7	Tumi Holdings, Inc. (a)	—
7,784	Under Armour, Inc., Class – A (a)	650
2	Vince Holding Corp. (a)	—
14,148	Wolverine World Wide, Inc.	403

		2,735

	Thirfts & Mortgage Finance — 0.21%
1	Impac Mortgage Holdings, Inc. (a)	—
3,100	LendingTree, Inc. (a)	244

		244

	Thrifts & Mortgage Finance — 0.06%
2	Bofl Holding, Inc. (a)	—
7	Essent Group Ltd. (a)	—
60	Federal Agricultural Mortgage Corp., Class – C	2
40	First Defiance Financial Corp.	2
70	Home Loan Servicing Solutions Ltd.	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thrifts & Mortgage Finance (continued)
80	HomeStreet, Inc. (a)	$2
1	Meridian Bancorp, Inc. (a)	—
40	Meta Financial Group, Inc.	2
20	MGIC Investment Corp. (a)	—
1	United Financial Bancorp, Inc.	—
94	Walker & Dunlop, Inc. (a)	3
2,154	WSFS Financial Corp.	58

		69

	Tobacco — 0.00%
38	Universal Corp.	2
11	Vector Group Ltd.	—

		2

	Trading Companies & Distributors — 1.09%
76	Aircastle Ltd.	2
7,544	Applied Industrial Technologies, Inc.	300
3,918	Beacon Roofing Supply, Inc. (a)	130
70	CAI International, Inc. (a)	1
1	DXP Enterprises, Inc. (a)	—
3,073	GATX Corp.	163
4	H&E Equipment Services, Inc.	—
130	Houston Wire & Cable Co.	1
1	Lawson Products, Inc. (a)	—
9,957	MRC Global, Inc. (a)	154
1	Neff Corp., Class – A (a)	—
11,002	Stock Building Supply Holdings, Inc. (a)	215
41	TAL International Group, Inc.	1
43	Textainer Group Holdings Ltd.	1
2,322	Watsco, Inc.	288

		1,256

	Wireless Telecommunication Services — 0.00%
3	Boingo Wireless, Inc. (a)	—
7	RingCentral, Inc., Class – A (a)	—
3	Shenandoah Telecommunications Co.	—
88	Spok Holdings, Inc.	2

		2

	Total Common Stocks	97,856

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc.*(a)(b)(c)	—

	Machinery — 0.00%
1,000	Gerber Scientific, Inc.*(a)(b)(d)	—

	Wireless Telecommunication Services — 0.00%
260	Leap Wireless International, Inc.*(a)(b)(d)	—

	Total Contingent Rights	—

	Warrant — 0.00%
	Oil, Gas & Consumable Fuels — 0.00%
160	Magnum Hunter Resources Corp. (a)	—

	Total Warrant	—

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 3.02%
$3,469	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/15	$3,469

	Total Time Deposit	3,469

	Mutual Funds — 10.37%
11,773,888	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (e)	11,773
25,797	SSgA Prime Money Market Fund, 0.03% (e)	26
120,804	SSgA Treasury Money Market Fund, 0.00% (e)	121

	Total Mutual Funds	11,920

	Repurchase Agreement — 0.50%
$570	Jefferies LLC, 0.23%, 7/1/15 (Purchased on 6/30/15, proceeds at maturity $569,848 collateralized by U.S. Treasury Obligations, 0.00% – 3.28%, 8/15/15 – 8/15/44 fair value $581,241)^^	570

	Total Repurchase Agreement	570

	Total Investments (cost $86,703) — 99.01%	113,815
	Other assets in excess of liabilities — 0.99%	1,134

	Net Assets — 100.00%	$114,949

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $924 (amount in thousands).

^^	Purchases with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.

(c)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.

(e)	The rate disclosed is the rate in effect on June 30, 2015.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2015

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Small Capitalization-Mid Capitalization Equity Portfolio	Ariel Investments, LLC	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	4.24%	14.66%	30.01%	30.40%	0.64%	—	5.17%	—	85.12%
Contingent Rights	—	—	—	—	—	—	—	—	0.00%
Warrant	—	—	—	—	—	—	—	—	0.00%
Time Deposit	0.39%	—	0.95%	1.54%	—	—	0.14%	—	3.02%
Mutual Funds	—	0.02%	—	—	0.11%	—	—	10.24%	10.37%
Repurchase Agreement	—	—	0.33%	0.17%	—	—	—	—	0.50%
Other Assets (Liabilities)	-0.03%	0.01%	-0.63%	-0.24%	—	1.94%	-0.06%	—	0.99%

Total Net Assets	4.60%	14.69%	30.66%	31.87%	0.75%	1.94%	5.25%	10.24%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2015.

Short Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(37)	Russell 2000 Mini Index Future	$(4,626)	9/18/15	$36

	Net Unrealized Appreciation/(Depreciation)			$36

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks — 85.89%
	Aerospace & Defense — 1.01%
153	AAR Corp.	$5
4,700	Cubic Corp.	224
11,575	Curtiss-Wright Corp.	837
180	Ducommun, Inc. (a)	5
110	Engility Holdings, Inc. (a)	3
6,045	Esterline Technologies Corp. (a)	576
70	National Presto Industries, Inc.	6
36	Orbital ATK, Inc.	3
10,656	TASER International, Inc. (a)	355
70	Triumph Group, Inc.	5

		2,019

	Air Freight & Logistics — 0.51%
540	Air Transport Services Group, Inc. (a)	6
95	Atlas Air Worldwide Holdings, Inc. (a)	5
39,683	UTI Worldwide, Inc. (a)	396
13,367	XPO Logistics, Inc. (a)	604

		1,011

	Airlines — 1.95%
8,306	American Airlines Group, Inc.	332
50	Copa Holdings SA, Class – A	4
1,033	Hawaiian Holdings, Inc. (a)	25
49,153	JetBlue Airways Corp. (a)	1,020
340	Republic Airways Holdings, Inc. (a)	3
370	SkyWest, Inc.	6
47,581	United Continental Holdings, Inc. (a)	2,522

		3,912

	Auto Components — 1.52%
2,817	Autoliv, Inc.	329
200	Cooper Tire & Rubber Co.	7
18,126	Dana Holding Corp.	373
22,686	Fox Factory Holding Corp. (a)	365
13,745	Gentherm, Inc. (a)	755
14,441	Modine Manufacturing Co. (a)	155
330	Remy International, Inc.	7
21,898	Stoneridge, Inc. (a)	256
13,882	Tenneco, Inc. (a)	797
260	Tower International, Inc. (a)	7

		3,051

	Banks — 5.02%
120	1st Source, Inc.	4
180	American National Bankshares, Inc.	4
15,250	Associated Banc-Corp.	309
120	Banco Latinoamericano de Comercio Exterior SA, Class – E	4
11,980	Bank of the Ozarks, Inc.	548
25,840	BankUnited, Inc.	928
14,700	Banner Corp.	705
17,407	BBCN Bancorp, Inc.	257
110	Camden National Corp.	4
230	CNB Financial Corp.	4
41,188	Columbia Banking System, Inc.	1,341
15,041	Cullen/Frost Bankers, Inc.	1,182
241	Fidelity Southern Corp.	4

Shares	Security Description	Value (000)
	Banks (continued)
170	Financial Institutions, Inc.	$4
220	First Bancorp	4
700	First Bancorp (a)	3
260	First Community Bancshares, Inc.	5
120	First Financial Corp.	4
140	First Interstate BancSystem, Inc.	4
14,315	First Midwest BanCorp, Inc.	272
490	First Niagara Financial Group, Inc.	5
105	Great Southern Bancorp, Inc.	4
130	Hancock Holding Co.	4
160	Heartland Financial USA, Inc.	6
160	Horizon Bancorp	4
310	Independent Bank Corp.	4
170	International Bancshares Corp.	5
210	MainSource Financial Group, Inc.	5
230	MidSouth Bancorp, Inc.	4
23,550	National Penn Bancshares, Inc.	266
170	NBT Bancorp, Inc.	4
150	Northrim BanCorp, Inc.	4
240	OFG Bancorp	3
20,299	PacWest Bancorp	949
160	Peoples Bancorp, Inc.	4
14,228	Popular, Inc. (a)	410
27,297	Square 1 Financial, Inc., Class – A (a)	747
290	Susquehanna Bancshares, Inc.	4
8,420	SVB Financial Group (a)	1,212
10,275	Synovus Financial Corp.	317
13,152	TCF Financial Corp.	218
270	TowneBank	4
170	Trustmark Corp.	4
200	Univest Corp. of Pennsylvania	4
7,647	Webster Financial Corp.	302
120	WesBanco, Inc.	4
90	Wintrust Financial Corp.	5

		10,092

	Beverages — 0.00%
43	Coca-Cola Bottling Co. Consolidated	6

	Biotechnology — 3.05%
140	Acorda Therapeutics, Inc. (a)	5
795	Agios Pharmaceuticals, Inc. (a)	88
3,470	Anacor Pharmaceuticals, Inc. (a)	269
3,940	Atara Biotherapeutics, Inc. (a)	208
1,632	BioMarin Pharmaceutical, Inc. (a)	223
17,699	Cepheid, Inc. (a)	1,082
12,985	Dyax Corp. (a)	344
228	Emergent BioSolutions, Inc. (a)	8
45,252	Exact Sciences Corp. (a)	1,345
13,920	Genomic Health, Inc. (a)	387
8,190	Intrexon Corp.^	400
5,475	Isis Pharmaceuticals, Inc. (a)	315
9,613	Myriad Genetics, Inc.^(a)	327
15,230	OncoMed Pharmaceuticals, Inc. (a)	343
800	PDL BioPharma, Inc.	5
270	Repligen Corp. (a)	11
11,596	Sangamo BioSciences, Inc. (a)	129

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
7,550	Seattle Genetics, Inc. (a)	$365
2,620	Ultragenyx Pharmaceutical, Inc. (a)	268

		6,122

	Building Products — 2.10%
5,988	Armstrong World Industries, Inc. (a)	319
18,319	CaesarStone Sdot Yam Ltd.	1,256
17,526	Gibraltar Industries, Inc. (a)	357
5,991	Griffon Corp.	95
7,733	Lennox International, Inc.	833
4,680	Masonite International Corp. (a)	328
7,272	Trex Co., Inc. (a)	359
12,373	Universal Forest Products, Inc.	644

		4,191

	Capital Markets — 1.72%
110	Arlington Asset Investment Corp.	2
4,114	Artisan Partners Asset Management, Inc.	191
240	Calamos Asset Management, Inc., Class – A	3
10,344	E*Trade Financial Corp. (a)	310
120	FBR & Co. (a)	3
40	GAMCO Investors, Inc., Class – A	3
18,272	Interactive Brokers Group, Inc., Class – A	759
5,316	LPL Financial Holdings, Inc.	247
210	Manning & Napier, Inc.	2
140	Oppenheimer Holdings, Inc., Class – A	4
7,270	Raymond James Financial, Inc.	433
15,656	Stifel Financial Corp. (a)	904
2,973	Waddell & Reed Financial, Inc., Class – A	141
20,729	WisdomTree Investments, Inc.	455

		3,457

	Chemicals — 2.11%
109	A. Schulman, Inc.	5
5,092	Albemarle Corp.	281
100	Axiall Corp.	4
6,715	Cabot Corp.	250
108	Chase Corp.	4
5,270	FMC Corp.	277
330	FutureFuel Corp.	4
170	Koppers Holdings, Inc.	4
27,103	Kraton Performance Polymers, Inc. (a)	647
6,088	Methanex Corp.	339
1,903	NewMarket Corp.	846
176	Olin Corp.	5
13,500	PolyOne Corp.	529
10,360	Sensient Technologies Corp.	708
111	Stepan Co.	6
22,158	Tronox Ltd., Class – A	324

		4,233

	Commercial Services & Supplies — 1.02%
130	ABM Industries, Inc.	4
410	ACCO Brands Corp. (a)	3
5,079	ARC Document Solutions, Inc. (a)	39
9,934	Brady Corp.	246
60	Deluxe Corp.	4

Shares	Security Description	Value (000)
	Commercial Services & Supplies (continued)
300	Ennis, Inc.	$6
6,147	Essendant, Inc.	241
8,757	KAR Auction Services, Inc.	328
430	Kimball International, Inc., Class – B	5
4,160	Matthews International Corp., Class – A	221
13,540	Mobile Mini, Inc.	569
180	Quad Graphics, Inc.	3
240	R.R. Donnelley & Sons Co.	4
3,943	Ritchie Bros. Auctioneers, Inc.	110
230	Steelcase, Inc., Class – A	4
10,025	Tetra Tech, Inc.	257
160	The Brink’s Co.	5
36	UniFirst Corp.	4
120	West Corp.	4

		2,057

	Communications Equipment — 0.67%
3,998	ADTRAN, Inc.	65
160	BEL Fuse, Inc., Class – B	3
175	Black Box Corp.	4
23	Harris Corp.	2
27,383	Infinera Corp. (a)	574
71,080	ShoreTel, Inc. (a)	482
8,475	Sierra Wireless, Inc.^(a)	211
140	TESSCO Technologies, Inc.	3

		1,344

	Construction & Engineering — 0.41%
110	Chicago Bridge & Iron Co.	6
4,814	KBR, Inc.	94
9,512	MasTec, Inc. (a)	189
166	MYR Group, Inc. (a)	5
5,284	Primoris Services Corp.	105
10,390	Quanta Services, Inc. (a)	299
5,967	Tutor Perini Corp. (a)	129

		827

	Construction Materials — 0.59%
8,603	Eagle Materials, Inc.	656
13,166	Headwaters, Inc. (a)	240
1,997	Martin Marietta Materials, Inc.	283

		1,179

	Consumer Finance — 0.40%
130	Enova International, Inc. (a)	2
270	EZCORP, Inc., Class – A (a)	2
11,034	Green Dot Corp., Class – A (a)	211
70	Nelnet, Inc., Class – A	3
240	Nicholas Financial, Inc. (a)	3
9,335	PRA Group, Inc. (a)	583
170	Santander Consumer USA Holdings, Inc. (a)	4
35	World Acceptance Corp.^(a)	2

		810

	Containers & Packaging — 0.77%
12,761	AptarGroup, Inc.	814
22,760	Berry Plastics Group, Inc. (a)	737
90	Greif, Inc., Class – A	3

		1,554

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Consumer Services — 0.25%
10,129	2U, Inc. (a)	$325
150	Apollo Group, Inc., Class – A (a)	2
49,308	Career Education Corp. (a)	163
440	K12, Inc. (a)	6
115	Steiner Leisure Ltd. (a)	6

		502

	Diversified Financial Services — 0.25%
11,441	Leucadia National Corp.	277
8,402	PHH Corp. (a)	219

		496

	Diversified Telecommunication Services — 0.60%
24,161	Cogent Communications Group, Inc.	818
150	Hawaiian Telcom Holdco, Inc. (a)	4
210	IDT Corp.	4
37,355	Premiere Global Services, Inc. (a)	384

		1,210

	Electric Utilities — 0.35%
19,418	El Paso Electric Co.	674
237	PNM Resources, Inc.	6
181	Portland General Electric Co.	6
460	Spark Energy, Inc., Class – A	7
239	The Empire District Electric Co.	5
160	UIL Holdings Corp.	7
190	Unitil Corp.	6

		711

	Electrical Equipment — 0.93%
4,575	Acuity Brands, Inc.	824
2,471	Encore Wire Corp.	109
8,121	EnerSys	571
49	Generac Holdings, Inc. (a)	2
18,400	General Cable Corp.	363
90	Preformed Line Products Co.	3
55	Regal-Beloit Corp.	4

		1,876

	Electronic Equipment, Instruments & Components — 3.76%
14,961	Belden, Inc.	1,214
170	Benchmark Electronics, Inc. (a)	4
14,810	Cognex Corp.	712
26,904	Control4 Corp.^(a)	239
100	Dolby Laboratories, Inc., Class – A	4
15,217	DTS, Inc. (a)	464
280	Electro Rent Corp.	3
260	Fabrinet (a)	5
43,523	Flextronics International Ltd. (a)	492
10,109	Insight Enterprises, Inc. (a)	302
12,226	InvenSense, Inc.^(a)	185
7,383	IPG Photonics Corp. (a)	629
12,065	Itron, Inc. (a)	416
18,211	Jabil Circuit, Inc.	388
375	Kimball Electronics, Inc. (a)	5
5,743	Littelfuse, Inc.	545
170	PC Connection, Inc.	4

Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components (continued)
110	Plexus Corp. (a)	$5
9,686	Rogers Corp. (a)	641
180	Sanmina Corp. (a)	4
60	SYNNEX Corp.	4
5,543	Tech Data Corp. (a)	319
21,606	Trimble Navigation Ltd. (a)	507
605	TTM Technologies, Inc. (a)	6
8,368	Universal Display Corp. (a)	433
300	Vishay Intertechnology, Inc.	4

		7,534

	Energy Equipment & Services — 1.40%
12,153	Atwood Oceanics, Inc.	321
404	Dawson Geophysical Co. (a)	2
80	Diamond Offshore Drilling, Inc.	2
4,098	Dril-Quip, Inc. (a)	308
140	GulfMark Offshore, Inc.	2
21,025	Helix Energy Solutions Group, Inc. (a)	266
14,925	Key Energy Services, Inc. (a)	27
123,522	McDermott International, Inc. (a)	660
280	Nabors Industries Ltd.	4
50,535	Newpark Resources, Inc. (a)	411
1,080	Parker Drilling Co. (a)	4
80	PHI, Inc. (a)	2
37,839	Superior Energy Services, Inc.	796
250	Tesco Corp.	3
90	Unit Corp. (a)	2
4,180	Vantage Drilling Co. (a)	1

		2,811

	Food & Staples Retailing — 1.23%
18,414	Casey’s General Stores, Inc.	1,763
15,445	Diplomat Pharmacy, Inc. (a)	691
250	Ingles Markets, Inc., Class – A	12
320	Village Super Market, Inc., Class – A	10

		2,476

	Food Products — 0.01%
90	Cal-Maine Foods, Inc.	5
123	Fresh Del Monte Produce, Inc.	5
85	John B Sanfilippo & Son, Inc.	4
400	Omega Protein Corp. (a)	5
40	Sanderson Farms, Inc.	3
1	Seaboard Corp. (a)	4

		26

	Gas Utilities — 0.65%
120	Southwest Gas Corp.	6
37,728	UGI Corp.	1,300

		1,306

	Health Care Equipment & Supplies — 5.93%
17,380	Abiomed, Inc. (a)	1,142
31,789	DexCom, Inc. (a)	2,543
3,001	Edwards Lifesciences Corp. (a)	427
210	Exactech, Inc. (a)	4
90	Greatbatch, Inc. (a)	5
120	Halyard Health, Inc. (a)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
2,663	HeartWare International, Inc. (a)	$194
26,264	Insulet Corp. (a)	814
15,771	LDR Holding Corp. (a)	682
13,222	Neogen Corp. (a)	627
15,568	Nevro Corp. (a)	837
13,255	STERIS Corp.	854
37,650	Tandem Diabetes Care, Inc. (a)	408
6,572	The Cooper Cos., Inc.	1,170
60,007	Unilife Corp.^(a)	129
24,910	West Pharmaceutical Services, Inc.	1,447
19,850	Zeltiq Aesthetics, Inc. (a)	585

		11,873

	Health Care Providers & Services — 3.29%
11,286	AAC Holdings, Inc.^(a)	492
30,041	Acadia Healthcare Co., Inc. (a)	2,352
1,185	Adeptus Health, Inc., Class – A (a)	113
160	Almost Family, Inc. (a)	6
100	AmSurg Corp. (a)	7
5,260	Catamaran Corp. (a)	321
47	Chemed Corp.	6
990	Five Star Quality Care, Inc. (a)	5
640	Genesis Healthcare, Inc. (a)	4
210	Hanger, Inc. (a)	5
125	HealthSouth Corp.	6
220	Kindred Healthcare, Inc.	4
160	LHC Group, Inc. (a)	6
18,262	LifePoint Hospitals, Inc. (a)	1,588
70	Magellan Health Services, Inc. (a)	5
7,518	MEDNAX, Inc. (a)	557
80	Molina Heathcare, Inc. (a)	6
71	National Healthcare Corp.	5
9,048	Owens & Minor, Inc.	308
330	Select Medical Holdings Corp.	5
4,540	Team Health Holdings, Inc. (a)	297
105	The Ensign Group, Inc.	5
9,932	Triple-S Management Corp., Class – A (a)	255
2,765	WellCare Health Plans, Inc. (a)	235

		6,593

	Health Care Technology — 1.15%
15,465	Allscripts Healthcare Solutions, Inc. (a)	212
24,868	Medidata Solutions, Inc. (a)	1,351
19,583	Omnicell, Inc. (a)	738

		2,301

	Hotels, Restaurants & Leisure — 2.62%
8,212	Buffalo Wild Wings, Inc. (a)	1,288
550	Caesars Acquisition Co., Class – A (a)	4
15,932	ClubCorp Holdings, Inc.	380
17,735	Diamond Resorts International, Inc. (a)	560
4,885	Fiesta Restaurant Group, Inc. (a)	244
90	Hyatt Hotels Corp., Class – A (a)	5
170	International Speedway Corp., Class – A	6
240	Interval Leisure Group, Inc.	5

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure (continued)
16,205	La Quinta Holdings, Inc. (a)	$370
270	Marcus Corp.	5
310	Monarch Casino & Resort, Inc. (a)	6
5,816	Red Robin Gourmet Burgers, Inc. (a)	499
57,980	Ruby Tuesday, Inc. (a)	364
380	Ruth’s Hospitality Group, Inc.	6
320	SeaWorld Entertainment, Inc.	6
240	Speedway Motorsports, Inc.	5
14,440	Texas Roadhouse, Inc., Class – A	540
8,922	Vail Resorts, Inc.	975

		5,268

	Household Durables — 0.99%
150	CSS Industries, Inc.	5
140	Flexsteel Industries, Inc.	6
5,268	Harman International Industries, Inc.	627
3,930	Helen of Troy Ltd. (a)	383
14,807	Libbey, Inc.	612
290	Lifetime Brands, Inc.	4
80	NACCO Industries, Inc., Class – A	5
7,535	The Ryland Group, Inc.	349

		1,991

	Household Products — 0.00%
60	Oil-Dri Corp. of America	2

	Industrial Conglomerates — 0.14%
2,791	Carlisle Cos., Inc.	279

	Industrials — 0.33%
55,716	Volaris Aviation Holding Company, ADR (a)	665

	Insurance — 3.29%
2,122	Alleghany Corp. (a)	995
160	American Equity Investment Life Holding Co.	4
24,450	American Financial Group, Inc.	1,591
17,710	Argo Group International Holdings Ltd.	987
3,175	Aspen Insurance Holdings Ltd.	152
460	Crawford & Co.	4
12,185	Endurance Specialty Holdings Ltd.	801
2,790	Everest Re Group Ltd.	508
12,725	Genworth Financial, Inc., Class – A (a)	96
5,029	HCC Insurance Holdings, Inc.	386
323	Maiden Holdings Ltd.	5
500	MBIA, Inc. (a)	3
300	OneBeacon Insurance Group Ltd.	4
70	Phoenix Cos., Inc. (a)	1
1,890	Primerica, Inc.	86
9,270	Stewart Information Services Corp.	369
6,660	Symetra Financial Corp.	161
230	Universal Insurance Holdings, Inc.	6
8,420	W.R. Berkley Corp.	437

		6,596

	Internet & Catalog Retail — 0.26%
490	1-800-FLOWERS.COM, Inc., Class – A (a)	5
13,844	Wayfair, Inc., Class – A^(a)	521

		526

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services — 2.70%
6,186	Akamai Technologies, Inc. (a)	$432
12,922	Benefitfocus, Inc.^(a)	567
330	Blucora, Inc. (a)	5
52,451	Brightcove, Inc. (a)	360
9,680	comScore, Inc. (a)	516
12,757	Demandware, Inc. (a)	906
400	DHI Group, Inc. (a)	4
1,050	EarthLink Holdings Corp.	8
14,292	Envestnet, Inc. (a)	578
34,216	Gogo, Inc. (a)	733
25,288	Hortonworks, Inc.^(a)	640
75	j2 Global, Inc.	5
3,655	LogMeln, Inc. (a)	236
17,075	Monster Worldwide, Inc. (a)	112
22,826	QuinStreet, Inc. (a)	147
6,698	Web.com Group, Inc. (a)	162

		5,411

	IT Services — 1.62%
8	Alliance Data Systems Corp. (a)	2
110	Blackhawk Network Holdings, Inc. (a)	5
160	Booz Allen Hamilton Holding Corp.	4
49	CACI International, Inc., Class – A (a)	4
93	Cass Information Systems, Inc.	5
520	Computer Task Group, Inc.	4
192	Convergys Corp.	5
141	CoreLogic, Inc. (a)	6
172	CSG Systems International, Inc.	5
50	DST Systems, Inc.	6
600	Global Cash Access Holdings, Inc. (a)	5
7,769	Global Payments, Inc.	804
120	iGATE Corp. (a)	6
20,716	Jack Henry & Associates, Inc.	1,340
110	Leidos Holdings, Inc.	4
8,331	Luxoft Holding, Inc. (a)	471
143	ManTech International Corp., Class – A	4
530	MoneyGram International, Inc. (a)	5
160	NeuStar, Inc., Class – A (a)	5
90	Science Applications International Corp.	5
190	Sykes Enterprises, Inc. (a)	5
180	TeleTech Holdings, Inc.	5
540	The Hackett Group, Inc.	7
160	Unisys Corp. (a)	3
5,090	VeriFone Systems, Inc. (a)	173
3,222	WEX, Inc. (a)	367

		3,255

	Leisure Products — 0.01%
140	Arctic Cat, Inc.	5
170	Johnson Outdoors, Inc., Class – A	4
130	Sturm, Ruger & Co., Inc.	7
72	Vista Outdoor, Inc. (a)	3

		19

	Life & Health Insurance — 0.14%
3,700	StanCorp Financial Group, Inc.	280

Shares	Security Description	Value (000)
	Life Sciences Tools & Services — 1.12%
5,590	Accelerate Diagnostics, Inc. (a)	$144
670	Affymetrix, Inc. (a)	7
380	Albany Molecular Research, Inc. (a)	8
48	Bio-Rad Laboratories, Inc., Class – A (a)	7
60	Bio-Techne Corp.	6
320	Bruker Biosciences Corp. (a)	7
5,550	Cambrex Corp. (a)	244
100	Charles River Laboratories International, Inc. (a)	7
13,400	Fluidigm Corp. (a)	324
4,304	Illumina, Inc. (a)	940
8,670	INC Research Holdings, Inc., Class – A (a)	348
330	Luminex Corp. (a)	6
110	PAREXEL International Corp. (a)	7
8,063	QIAGEN NV (a)	199

		2,254

	Machinery — 3.14%
12,235	Actuant Corp., Class – A	283
100	AGCO Corp.	6
90	American Railcar Industries	4
198	Briggs & Stratton Corp.	4
4,125	Chart Industries, Inc. (a)	147
8,610	Columbus McKinnon Corp.	215
350	Global Brass & Copper Holdings, Inc.	6
18,464	Harsco Corp.	305
55	Hyster-Yale Materials Handling, Inc.	4
10,080	IDEX Corp.	792
17,290	ITT Corp.	723
9,902	Lincoln Electric Holdings, Inc.	603
30,664	Meritor, Inc. (a)	402
221	Miller Industries, Inc.	4
2,905	Pall Corp.	362
9,103	Snap-on, Inc.	1,450
9,460	Terex Corp.	220
90	The Greenbrier Cos., Inc.	4
100	The Timken Co.	4
7,325	TriMas Corp. (a)	217
11,348	Wabash National Corp. (a)	142
3,334	WABCO Holdings, Inc. (a)	412

		6,309

	Marine — 0.26%
2,308	Kirby Corp. (a)	177
89,325	Navios Maritime Holdings, Inc.^	332

		509

	Media — 1.00%
110	AMC Entertainment Holdings, Inc., Class – A	3
240	Entercom Communications Corp. (a)	3
41,545	Global Eagle Entertainment, Inc. (a)	541
70,068	Harte-Hanks, Inc.	418
10,785	Imax Corp. (a)	434
50	Journal Media Group, Inc.	—
15,947	Lions Gate Entertainment Corp.	590
350	Salem Communications Corp., Class – A	2
77	Scholastic Corp.	3
134	The E.W. Scripps Co., Class – A	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
110	Time, Inc.	$3
220	Townsquare Media, Inc., Class – A (a)	3

		2,003

	Metals & Mining — 1.07%
11,901	Agnico-Eagle Mines Ltd.	338
16,319	Allegheny Technologies, Inc.	493
220	Ampco-Pittsburgh Corp.	3
8,306	Carpenter Technology Corp.	321
32,365	Coeur d’Alene Mines Corp. (a)	185
260	Commercial Metals Co.	4
30,722	Globe Specialty Metals, Inc.	544
7,481	Horsehead Holding Corp. (a)	88
60	Kaiser Aluminum Corp.	5
251	Olympic Steel, Inc.	4
8,740	Schnitzer Steel Industries, Inc., Class – A	153
150	United States Steel Corp.	3

		2,141

	Multiline Retail — 0.00%
85	Big Lots, Inc.	4
37	Dillard’s, Inc., Class – A	4

		8

	Multi-Utilities — 0.33%
196	Avista Corp.	6
14,978	Black Hills Corp.	654

		660

	Oil, Gas & Consumable Fuels — 1.85%
70	Adams Resources & Energy, Inc.	3
9,681	Cabot Oil & Gas Corp.	305
35,820	Carrizo Oil & Gas, Inc. (a)	1,763
3,943	CONSOL Energy, Inc.	86
6,260	Continental Resources, Inc. (a)	265
100	Delek US Holdings, Inc.	4
440	Denbury Resources, Inc.	3
1,905	Diamondback Energy, Inc. (a)	144
120	Green Plains Renewable Energy, Inc.	3
9,647	Interoil Corp. (a)	581
280	Jones Energy, Inc., Class – A (a)	3
3,060	Matador Resources Co. (a)	77
100	PBF Energy, Inc., Class – A	3
90	SM Energy Co.	4
19,092	Synergy Resources Corp. (a)	218
80	Western Refining, Inc.	3
20,753	WPX Energy, Inc. (a)	255

		3,720

	Paper & Forest Products — 0.49%
9,218	Boise Cascade Co. (a)	338
100	Domtar Corp.	4
37,178	Louisiana-Pacific Corp. (a)	633
170	P.H. Glatfelter Co.	4
100	Schweitzer-Mauduit International, Inc.	4

		983

Shares	Security Description	Value (000)
	Personal Products — 0.00%
130	Nature’s Sunshine Products, Inc.	$2
90	Nutraceutical International Corp. (a)	2

		4

	Pharmaceuticals — 0.05%
187	Impax Laboratories, Inc. (a)	9
2,050	Intersect ENT, Inc. (a)	59
190	Phibro Animal Health Corp., Class – A	7
180	Prestige Brands Holdings, Inc. (a)	8
210	Sagent Pharmaceuticals, Inc. (a)	5
720	SciClone Pharmaceuticals, Inc. (a)	7
430	Sucampo Pharmaceuticals, Inc., Class – A (a)	7
232	The Medicines Co. (a)	7

		109

	Professional Services — 0.01%
440	CBIZ, Inc. (a)	4
230	Kelly Services, Inc., Class – A	4
70	VSE Corp.	4

		12

	Real Estate Investment Trusts — 2.07%
22,950	Acadia Realty Trust	668
348	AG Mortgage Investment Trust, Inc.	6
11,927	Alexandria Real Estate Equities, Inc.	1,043
350	American Capital Mortgage Investment Corp.	6
1,290	Anworth Mortgage Asset Corp.	6
430	Apollo Residential Mortgage, Inc.	6
1,850	Armour Residential REIT, Inc.	5
670	Ashford Hospitality Trust	6
532	Capstead Mortgage Corp.	6
350	CBL & Associates Properties, Inc.	6
990	Cedar Realty Trust, Inc.	6
177	Coresite Realty Corp.	8
260	CyrusOne, Inc.	8
740	CYS Investments, Inc.	6
6,724	DiamondRock Hospitality Co.	86
810	Dynex Capital, Inc.	6
10,041	EastGroup Properties, Inc.	565
360	Hatteras Financial Corp.	6
433	Invesco Mortgage Capital	6
620	Lexington Realty Trust	5
9,543	Mid-America Apartment Communities, Inc.	695
282	Pennsylvania Real Estate Investment Trust	6
90	PS Business Parks, Inc.	6
920	Rait Financial Trust	6
62,415	Redwood Trust, Inc.	980
454	Western Asset Mortgage Capital Corp.	7

		4,160

	Real Estate Management & Development — 0.01%
200	RE/MAX Holdings, Inc., Class – A	7
380	St. Joe Corp. (a)	6

		13

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Road & Rail — 0.14%
15	AMERCO, Inc.	$5
3,057	Con-way, Inc.	117
1,708	Kansas City Southern Industries	156

		278

	Semiconductors & Semiconductor Equipment — 7.06%
570	Alpha & Omega Semiconductor Ltd. (a)	5
6,497	Altera Corp.	333
2,181	Ambarella, Inc. (a)	224
810	Amkor Technology, Inc. (a)	5
21,032	Atmel Corp.	207
6,014	Canadian Solar, Inc. (a)	172
18,510	Cavium, Inc. (a)	1,274
270	Cirrus Logic, Inc. (a)	9
10,708	Cree, Inc. (a)	279
98,405	Cypress Semiconductor Corp.	1,157
9,511	Diodes, Inc. (a)	229
389	Entegris, Inc. (a)	6
22,603	Fairchild Semiconductor International, Inc. (a)	393
42,663	Integrated Device Technology, Inc. (a)	926
293	Integrated Silicon Solution, Inc.	6
390	IXYS Corp.	6
43,215	Mattson Technology, Inc. (a)	145
11,094	Maxim Integrated Products, Inc.	384
10,202	Mellanox Technologies Ltd. (a)	496
14,236	Monolithic Power Systems, Inc.	722
190	OmniVision Technologies, Inc. (a)	5
47,098	ON Semiconductor Corp. (a)	551
620	Photronics, Inc. (a)	6
11,970	Power Integrations, Inc.	541
16,868	Qorvo, Inc. (a)	1,354
116,590	QuickLogic Corp. (a)	185
5,838	Semtech Corp. (a)	116
3,209	Silicon Laboratories, Inc. (a)	173
14,048	Skyworks Solutions, Inc.	1,461
7,488	SolarEdge Technologies, Inc. (a)	272
16,367	SunEdison, Inc. (a)	490
5,869	Synaptics, Inc. (a)	509
261	Teradyne, Inc.	5
15,404	Tessera Technologies, Inc.	585
23,305	Tower Semiconductor Ltd.^(a)	360
590	Ultra Clean Holdings, Inc. (a)	4
30,085	Ultratech, Inc. (a)	558

		14,153

	Software — 6.33%
5,591	Advent Software, Inc.	247
23,953	Aspen Technology, Inc. (a)	1,092
19,142	CyberArk Software Ltd.^(a)	1,203
250	Ebix, Inc.	8
10,846	Electronic Arts, Inc. (a)	721
9,358	Ellie Mae, Inc. (a)	653
280	EPIQ Systems, Inc.	5
60	ePlus, Inc. (a)	5
60	Fair Isaac Corp.	5

Shares	Security Description	Value (000)
	Software (continued)
12,598	Fleetmatics Group Ltd. (a)	$590
12,905	Fortinet, Inc. (a)	533
8,533	Guidewire Software, Inc. (a)	452
14,590	Manhattan Associates, Inc. (a)	870
191	Mentor Graphics Corp.	5
2,493	NetSuite, Inc. (a)	229
8,811	Nuance Communications, Inc. (a)	154
8,640	Paycom Software, Inc. (a)	295
15,035	Proofpoint, Inc. (a)	957
23,708	PTC, Inc. (a)	973
10,841	Qualys, Inc. (a)	437
49,587	Rovi Corp. (a)	791
30,328	SeaChange International, Inc. (a)	213
27,964	Silver Spring Networks, Inc. (a)	347
150	Take-Two Interactive Software, Inc. (a)	4
19,152	Tangoe, Inc. (a)	241
1,550	Telecommunication Systems, Inc. (a)	5
2,237	The Ultimate Software Group, Inc. (a)	368
34,038	TiVo, Inc. (a)	345
4,370	Tyler Technologies, Inc. (a)	565
130,072	Zynga, Inc. (a)	372

		12,685

	Specialty Retail — 1.81%
140	Abercrombie & Fitch Co., Class – A	3
320	Ascena Retail Group, Inc. (a)	5
280	Big 5 Sporting Goods Corp.	4
11,994	Chico’s FAS, Inc.	199
240	Destination Maternity Corp.	3
110	GameStop Corp., Class – A^	5
40	Group 1 Automotive, Inc.	4
170	Haverty Furniture Cos., Inc.	4
12,085	MarineMax, Inc. (a)	284
60	Murphy USA, Inc. (a)	3
50	Outerwall, Inc.	4
7,687	Rent-A-Center, Inc.	218
10,592	Restoration Hardware Holdings, Inc. (a)	1,034
150	Shoe Carnival, Inc.	4
140	Sonic Automotive, Inc., Class – A	3
250	Stein Mart, Inc.	3
90	The Cato Corp.	3
19,568	Tile Shop Holdings, Inc. (a)	278
410	Tilly’s, Inc., Class – A (a)	4
17,508	Tractor Supply Co.	1,575

		3,640

	Technology Hardware, Storage & Peripherals — 0.32%
1,871	3D Systems Corp. (a)	37
101	Lexmark International, Inc., Class – A	4
6,980	Nimble Storage, Inc. (a)	196
28,268	QLogic Corp. (a)	401

		638

	Textiles, Apparel & Luxury Goods — 2.66%
220	Culp, Inc.	7
34,298	G-III Apparel Group Ltd. (a)	2,412
170	Movado Group, Inc.	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods (continued)
3,360	Oxford Industries, Inc.	$294
5,560	Skechers USA, Inc., Class – A (a)	610
14,823	Under Armour, Inc., Class – A (a)	1,237
26,858	Wolverine World Wide, Inc.	765

		5,330

	Thirfts & Mortgage Finance — 0.25%
6,373	LendingTree, Inc. (a)	501

	Thrifts & Mortgage Finance — 0.06%
140	Federal Agricultural Mortgage Corp., Class – C	4
120	First Defiance Financial Corp.	5
190	Home Loan Servicing Solutions Ltd.	—
250	HomeStreet, Inc. (a)	6
110	Meta Financial Group, Inc.	5
234	Walker & Dunlop, Inc. (a)	6
3,810	WSFS Financial Corp.	103

		129

	Tobacco — 0.00%
90	Universal Corp.	5

	Trading Companies & Distributors — 1.11%
194	Aircastle Ltd.	4
13,245	Applied Industrial Technologies, Inc.	526
6,903	Beacon Roofing Supply, Inc. (a)	229
200	CAI International, Inc. (a)	4
6,412	GATX Corp.	341
340	Houston Wire & Cable Co.	3
16,913	MRC Global, Inc. (a)	261
18,538	Stock Building Supply Holdings, Inc. (a)	362
97	TAL International Group, Inc.	3
130	Textainer Group Holdings Ltd.	3
4,001	Watsco, Inc.	496

		2,232

	Wireless Telecommunication Services — 0.00%
250	Spok Holdings, Inc.	4

	Total Common Stocks	172,352

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc.*(a)(b)(c)	—

	Machinery — 0.00%
1,400	Gerber Scientific, Inc.*(a)(c)(d)	—

	Total Contingent Rights	—

	Time Deposit — 2.81%
$5,644	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/15	5,644

	Total Time Deposit	5,644

Shares or Principal Amount (000)	Security Description	Value (000)
	Mutual Funds — 10.23%
20,413,940	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (e)	$20,414
59,351	SSgA Prime Money Market Fund, 0.03% (e)	59
60,039	SSgA Treasury Money Market Fund, 0.00% (e)	60

	Total Mutual Funds	20,533

	Repurchase Agreement — 1.66%
$3,337	Jefferies LLC, 0.23%, 7/1/15 (Purchased on 6/30/15, proceeds at maturity $3,336,704 collateralized by U.S. Treasury Obligations, 0.00% – 3.28%, 8/15/15 – 8/15/44 fair value $3,403,417)^^	3,337

	Total Repurchase Agreement	3,337

	Total Investments (cost $150,572) — 100.59%	201,866
	Liabilities in excess of other assets — (0.59)%	(1,178)

	Net Assets — 100.00%	$200,688

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $4,315 (amount in thousands).

^^	Purchases with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(a)	Represents non-income producing security.

(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(c)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.

(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.

(e)	The rate disclosed is the rate in effect on June 30, 2015.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2015

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	17.25%	29.59%	33.10%	0.81%	—	5.14%	—	85.89%
Contingent Rights	—	—	—	—	—	—	—	0.00%
Time Deposit	—	0.96%	1.74%	—	—	0.11%	—	2.81%
Mutual Funds	0.03%	—	—	0.03%	—	—	10.17%	10.23%
Repurchase Agreement	1.16%	0.31%	0.19%	—	—	—	—	1.66%
Other Assets (Liabilities)	-1.15%	-0.61%	-0.26%	—	1.47%	-0.04%	—	-0.59%

Total Net Assets	17.29%	30.25%	34.77%	0.84%	1.47%	5.21%	10.17%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2015.

Short Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(65)	Russell 2000 Mini Index Future	$(8,128)	9/18/15	$64

	Net Unrealized Appreciation/(Depreciation)			$64

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks — 91.59%
	Food & Staples Retailing — 1.57%
19,839	CVS Caremark Corp.	$2,081

	Health Care Providers & Services — 1.01%
14,795	HCA Holdings, Inc. (a)	1,342

	Hotels, Restaurants & Leisure — 3.92%
98,182	Hilton Worldwide Holdings, Inc. (a)	2,705
30,541	Wyndham Worldwide Corp.	2,502

		5,207

	Household Durables — 1.37%
66,511	D.R. Horton, Inc.	1,820

	Real Estate Investment Trusts — 77.78%
41,652	Acadia Realty Trust	1,212
44,415	American Tower Corp.	4,143
57,687	AvalonBay Communities, Inc.	9,222
205,422	Big Yellow Group PLC	2,057
48,851	Boston Properties, Inc.	5,913
22,898	Chatham Lodging Trust	606
21,500	CyrusOne, Inc.	633
141,058	Douglas Emmett, Inc.	3,800
157,488	Duke Realty Corp.	2,925
59,405	Equity Lifestyle Properties, Inc.	3,124
82,230	Equity Residential	5,770
33,864	Essex Property Trust, Inc.	7,196
37,731	Extra Space Storage, Inc.	2,461
28,318	Federal Realty Investment Trust	3,627
293,226	General Growth Properties, Inc.	7,524
129,227	Health Care REIT, Inc.	8,481
104,620	Healthcare Trust of America, Inc., Class – A	2,506
71,373	Kite Realty Group Trust	1,746
103,458	Paramount Group, Inc.	1,775
57,755	Pebblebrook Hotel Trust	2,477
101,722	Physicians Realty Trust	1,562
37,268	Public Storage	6,871
48,403	Simon Property Group, Inc.	8,375
53,390	SL Green Realty Corp.	5,867
14,281	The Macerich Co.	1,065
17,709	Ventas, Inc.	1,100
38,905	Weyerhaeuser Co.	1,226

		103,264

	Real Estate Management & Development — 4.63%
220,612	Forest City Enterprises, Inc., Class – A (a)	4,876
51,488	Kennedy-Wilson Holdings, Inc.	1,266

		6,142

	Real Estate Services — 1.18%
9,177	Jones Lang LaSalle, Inc.	1,569

	Wireless Telecommunication Services — 0.13%
1,516	SBA Communications Corp., Class – A (a)	174

	Total Common Stocks	121,599

Shares	Security Description	Value (000)
	Mutual Funds — 7.35%
758,072	DWS Government Cash Money Market Fund, 0.04% (b)	$758
8,998,631	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	8,999

	Total Mutual Funds	9,757

	Total Investments (cost $114,219) — 98.94%	131,356
	Other assets in excess of liabilities — 1.06%	1,402

	Net Assets — 100.00%	$132,758

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on June 30, 2015.

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Real Estate Securities Portfolio	Wellington Management Company LLP	Parametric Portfolio Associates LLC	HC Capital Solutions	Total
Common Stocks	91.59%	—	—	91.59%
Mutual Funds	0.57%	—	6.78%	7.35%
Other Assets (Liabilities)	0.18%	0.88%	—	1.06%

Total Net Assets	92.34%	0.88%	6.78%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments (concluded) — June 30, 2015

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
100	Dow Jones U.S. Real Estate Future	$2,782	9/18/15	$(70)

	Net Unrealized Appreciation/(Depreciation)			$(70)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks — 61.81%
	Australia — 2.20%
234,732	Alumina Ltd. (Metals & Mining)	$277
109,659	Amcor Ltd. (Containers & Packaging)	1,161
291,866	BHP Billiton Ltd. (Metals & Mining)	6,089
74,658	Boral Ltd. (Construction Materials)	337
24,537	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	603
1,376,996	Fortescue Metals Group Ltd. (Metals & Mining)^	2,029
40,636	Iluka Resources Ltd. (Metals & Mining)	241
152,761	Incitec Pivot Ltd. (Chemicals)	454
2,262,156	Medusa Mining Ltd. (Metals & Mining) (a)	1,457
6,500,000	Minmetals Resources Ltd. (Metals & Mining)^(a)	2,298
69,658	Newcrest Mining Ltd. (Metals & Mining) (a)	700
34,239	Orica Ltd. (Chemicals)	562
100,538	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	928
39,496	Rio Tinto Ltd. (Metals & Mining)	1,638
817,815	Santos Ltd. (Oil, Gas & Consumable Fuels)	4,940
483,803	South32 Ltd. (Metals & Mining) (a)	668
67,235	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,775
17,839	WorleyParsons Ltd. (Energy Equipment & Services)	143

		26,300

	Austria — 0.31%
13,704	OMV AG (Oil, Gas & Consumable Fuels)	377
477,601	Schoeller-Bleckmann Oilfield Equipment AG, ADR (Oil, Gas & Consumable Fuels)	2,885
10,418	Voestalpine AG (Metals & Mining)	434

		3,696

	Belgium — 0.52%
5,388	Solvay SA (Chemicals)	741
114,394	Umicore SA (Chemicals)	5,423

		6,164

	Bermuda — 0.10%
310,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	316
25,900	Nabors Industries Ltd. (Energy Equipment & Services)	374
142,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	124
33,585	Seadrill Ltd. (Energy Equipment & Services)	350

		1,164

	Brazil — 0.27%
56,700	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	94
9,513	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	77
20,577	Duratex SA (Paper & Forest Products)	48
23,900	Fibria Celulose SA (Paper & Forest Products)	328
270,512	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels) (a)	1,224
32,903	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	695

Shares	Security Description	Value (000)
	Brazil (continued)
116,910	Vale SA (Metals & Mining)	$691

		3,157

	Canada — 5.85%
19,500	Agnico-Eagle Mines Ltd. (Metals & Mining)	554
12,387	Agrium, Inc. (Chemicals)^	1,313
12,500	AltaGas Ltd. (Oil, Gas & Consumable Fuels)^	381
30,700	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)^	526
105,829	Barrick Gold Corp. (Metals & Mining)	1,131
18,700	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)^	291
190,717	Cameco Corp. (Oil, Gas & Consumable Fuels)	2,723
36,300	Cameco Corp. (Oil, Gas & Consumable Fuels)^	519
234,169	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	6,361
45,000	Canadian Oil Sands Ltd. (Oil, Gas & Consumable Fuels)	364
74,914	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	1,198
38,277	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)^	786
688,604	Eldorado Gold Corp. (Metals & Mining)	2,856
77,111	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3,607
75,167	Encana Corp. (Oil, Gas & Consumable Fuels)	829
16,800	Enerplus Corp. (Oil, Gas & Consumable Fuels)^	147
274,871	First Quantum Minerals Ltd. (Metals & Mining)	3,594
14,140	Franco-Nevada Corp. (Metals & Mining)	675
378,682	Goldcorp, Inc. (Metals & Mining)	6,135
73,953	Goldcorp, Inc. (Metals & Mining)	1,200
31,615	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)^	605
105,898	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	4,090
26,960	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	1,042
30,900	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	710
15,400	Keyera Corp. (Oil, Gas & Consumable Fuels)	514
110,021	Kinross Gold Corp. (Metals & Mining) (a)	256
15,300	Meg Energy Corp. (Oil, Gas & Consumable Fuels) (a)	250
76,400	Methanex Corp. (Chemicals)	4,265
799,191	New Gold, Inc. (Metals & Mining) (a)	2,150
5,000	Paramount Resources Ltd., Class A (Oil, Gas & Consumable Fuels) (a)	115
31,069	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	1,004
13,600	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)^	332
75,346	Potash Corp. of Saskatchewan, Inc. (Chemicals)	2,334
12,500	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	315
36,651	Silver Wheaton Corp. (Metals & Mining)	635
131,298	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3,617
51,497	Teck Cominco Ltd., Class B (Metals & Mining)	511
15,751	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels) (a)	473
216,600	TransCanada Corp. (Oil, Gas & Consumable Fuels)^	8,804

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
91,406	Turquoise Hill Resources Ltd. (Metals & Mining) (a)	$348
235,148	Uranium Participation Corp. (Capital Markets)^(a)	985
26,100	Veresen, Inc. (Oil, Gas & Consumable Fuels)	353
9,300	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	402
6,300	West Fraser Timber Co. Ltd. (Paper & Forest Products)	346
83,800	Yamana Gold, Inc. (Metals & Mining)	252

		69,898

	Cayman Islands — 0.01%
171,000	China Resources Cement Holdings Ltd. (Construction Materials)	96

	Chile — 0.07%
119,996	Empresas CMPC SA (Paper & Forest Products)	327
42,812	Empresas Copec SA (Oil, Gas & Consumable Fuels)	454

		781

	China — 1.49%
358,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) (a)	181
812,700	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	2,851
106,300	BBMG Corp., H Shares (Construction Materials)	108
243,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	145
279,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	264
165,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	263
5,652,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	4,880
1,158,800	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	2,643
1,624,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	2,305
90,300	Inner Mongolia Yitai Coal Co. Ltd., B Shares (Oil, Gas & Consumable Fuels)	130
120,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	200
1,916,729	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	2,139
308,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals) (a)	167
158,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	124
4,015,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	1,414

		17,814

	Colombia — 0.05%
41,270	Cementos Argos SA (Construction Materials)	147
469,600	Ecopetrol SA (Oil, Gas & Consumable Fuels)	312
28,932	Grupo Argos SA (Construction Materials)	188

		647

Shares	Security Description	Value (000)
	Curaçao — 1.91%
264,397	Schlumberger Ltd. (Energy Equipment & Services)	$22,788

	Denmark — 0.09%
21,752	Novozymes A/S, B Shares (Chemicals)	1,034

	Finland — 0.14%
12,288	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	313
50,683	Stora Enso Oyj, R Shares (Paper & Forest Products)	522
48,504	UPM-Kymmene Oyj (Paper & Forest Products)	858

		1,693

	France — 1.43%
31,397	Air Liquide SA (Chemicals)	3,971
6,164	Arkema SA (Chemicals)	444
3,341	Imerys SA (Construction Materials)	255
16,985	Lafarge SA (Construction Materials)	1,122
59,311	Technip SA (Energy Equipment & Services)^	3,671
156,507	Total SA (Oil, Gas & Consumable Fuels)	7,601

		17,064

	Germany — 1.62%
79,101	Aurubis AG (Metals & Mining)	4,646
83,468	BASF SE (Chemicals)	7,334
8,470	Evonik Industries AG (Chemicals)	323
12,808	HeidelbergCement AG (Construction Materials)	1,016
17,394	K+S AG – Registered (Chemicals)	733
8,463	Lanxess AG (Chemicals)	499
16,908	Linde AG (Chemicals)	3,202
11,207	Symrise AG (Chemicals)	695
33,430	ThyssenKrupp AG (Metals & Mining)	870

		19,318

	Greece — 0.01%
4,828	Titan Cement Co. SA (Construction Materials)*	110

	Hong Kong — 0.03%
167,500	Fosun International Ltd. (Metals & Mining)	394

	Hungary — 0.01%
3,452	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	177

	India — 0.18%
58,698	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels) (b)	1,828
26,650	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	130
20,160	Vedanta Ltd., ADR (Metals & Mining)	218

		2,176

	Indonesia — 0.05%
1,254,300	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	71
142,800	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	224
284,100	PT Semen Gresik (Persero) Tbk (Construction Materials)	256
74,100	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	47

		598

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Ireland — 0.09%
36,868	CRH PLC (Construction Materials)	$1,041

	Israel — 0.05%
411	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	121
46,217	Israel Chemicals Ltd. (Chemicals)	324
318	The Israel Corp. Ltd. (Chemicals)	112

		557

	Italy — 1.02%
674,941	Eni SpA (Oil, Gas & Consumable Fuels)	11,978
24,062	Saipem SpA (Energy Equipment & Services)^(a)	254

		12,232

	Japan — 2.67%
15,000	Air Water, Inc. (Chemicals)	275
114,000	Asahi Kasei Corp. (Chemicals)	937
26,000	Daicel Corp. (Chemicals)	334
8,800	Hitachi Chemical Co. Ltd. (Chemicals)	159
19,000	Hitachi Metals Ltd. (Metals & Mining)	292
7,500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	147
623,600	INPEX Corp. (Oil, Gas & Consumable Fuels)	7,091
44,700	JFE Holdings, Inc. (Metals & Mining)	992
143,000	JGC Corp. (Construction & Engineering)	2,702
17,100	JSR Corp. (Chemicals)	302
204,144	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	881
23,000	Kaneka Corp. (Chemicals)	168
20,000	Kansai Paint Co. Ltd. (Chemicals)	310
285,000	Kobe Steel Ltd. (Metals & Mining)	480
230,200	Komatsu Ltd. (Machinery)	4,622
31,900	Kuraray Co. Ltd. (Chemicals)	390
4,100	Maruichi Steel Tube Ltd. (Metals & Mining)	102
123,200	Mitsubishi Chemical Holdings Corp. (Chemicals)	776
33,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	185
106,000	Mitsubishi Materials Corp. (Metals & Mining)	407
74,000	Mitsui Chemicals, Inc. (Chemicals)	275
13,300	Nippon Paint Holdings Co. Ltd. (Chemicals)	376
689,210	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	1,788
14,800	Nitto Denko Corp. (Chemicals)	1,217
77,000	Oji Paper Co. Ltd. (Paper & Forest Products)	335
37,315	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,316
15,800	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	138
135,000	Sumitomo Chemical Co. Ltd. (Chemicals)	812
45,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	685
112,000	Taiheiyo Cement Corp. (Construction Materials)	328
15,000	Taiyo Nippon Sanso Corp. (Chemicals)	182
90,000	Teijin Ltd. (Chemicals)	349
27,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	251
133,000	Toray Industries, Inc. (Chemicals)	1,125

Shares	Security Description	Value (000)
	Japan (continued)
13,700	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	$220

		31,949

	Jersey — 1.56%
4,429,670	Glencore International PLC (Metals & Mining)	17,766
24,817	Petrofac Ltd. (Energy Equipment & Services)	361
8,437	Randgold Resources Ltd. (Metals & Mining)	568

		18,695

	Luxembourg — 0.14%
90,807	ArcelorMittal (Metals & Mining)	884
24,149	Subsea 7 SA (Energy Equipment & Services) (a)	237
43,098	Tenaris SA (Energy Equipment & Services)	580

		1,701

	Malaysia — 0.07%
167,350	Bumi Armada Berhad (Energy Equipment & Services)	51
36,000	Lafarge Malayan Cement Berhad (Construction Materials)	81
259,900	Petronas Chemicals Group Berhad (Chemicals)	436
21,100	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	115
299,500	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	187

		870

	Mexico — 0.22%
1,160,967	Cemex SAB de CV (Construction Materials) (a)	1,065
346,634	Grupo Mexico SAB de CV, Series B (Metals & Mining)	1,044
13,454	Industrias Penoles SAB de CV (Metals & Mining)	220
91,832	Mexichem SAB de CV (Chemicals)	265

		2,594

	Mongolia — 0.11%
27,091,800	Mongolian Mining Corp. (Metals & Mining) (a)	1,311

	Netherlands — 0.95%
22,304	Akzo Nobel NV (Chemicals)	1,623
3,889	Core Laboratories NV (Energy Equipment & Services)	444
16,364	Koninklijke DSM NV (Chemicals)	949
6,538	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	330
75,360	LyondellBasell Industries NV, Class – A (Chemicals)	7,800
7,659	OCI N.V. (Chemicals)	216

		11,362

	New Zealand — 0.03%
65,110	Fletcher Building Ltd. (Construction Materials)	358

	Norway — 1.35%
1,252,849	Norsk Hydro ASA (Metals & Mining)	5,284
452,826	Statoil ASA (Oil, Gas & Consumable Fuels)	8,095

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Norway (continued)
83,546	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services)^	$1,952
16,317	Yara International ASA (Chemicals)	850

		16,181

	Peru — 0.01%
15,800	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	164

	Poland — 0.12%
4,057	Grupa Azoty SA (Chemicals) (a)	89
6,354	Grupa Lotos SA (Oil, Gas & Consumable Fuels) (a)	51
12,978	KGHM Polska Miedz SA (Metals & Mining)	368
29,151	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	573
160,851	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	282
50,853	Synthos SA (Chemicals) (a)	63

		1,426

	Portugal — 0.04%
35,704	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	419

	Qatar — 0.01%
4,860	Gulf International Services QSC (Energy Equipment & Services)	107

	Russia — 0.74%
495,577	Gazprom OAO, GDR (Oil, Gas & Consumable Fuels)	2,612
44,038	Gazprom OAO – Sponsored ADR (Oil, Gas & Consumable Fuels)	227
46,131	LUKOIL, ADR (Oil, Gas & Consumable Fuels)	2,030
51,212	Mining & Metallurgical Co. Norilsk Nickel OJSC, ADR (Metals & Mining)	868
8,326	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	848
105,841	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels) (b)	436
18,883	Severstal, Registered Shares, GDR (Metals & Mining)	200
141,966	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	836
21,053	Tatneft OAO, ADR (Oil, Gas & Consumable Fuels)	673
12,712	Uralkali, Registered Shares, GDR (Chemicals)	163

		8,893

	South Africa — 0.30%
9,409	African Rainbow Minerals Ltd. (Metals & Mining)	64
4,534	Anglo Platinum Ltd. (Metals & Mining) (a)	102
37,180	AngloGold Ashanti Ltd. (Metals & Mining) (a)	335
12,320	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	88
74,139	Gold Fields Ltd. (Metals & Mining)	238
51,617	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	231
6,710	Kumba Iron Ore Ltd. (Metals & Mining)	83
10,752	Mondi Ltd. (Paper & Forest Products)	236

Shares	Security Description	Value (000)
	South Africa (continued)
49,690	Nampak Ltd. (Containers & Packaging)	$138
44,991	Sappi Ltd. (Paper & Forest Products) (a)	160
50,178	Sasol Ltd. (Oil, Gas & Consumable Fuels)	1,858

		3,533

	South Korea — 0.45%
4,286	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	191
9,566	Hanwha Chemical Corp. (Chemicals)	160
3,913	Hanwha Corp. (Chemicals)	166
1,402	Honam Petrochemical Corp. (Chemicals)	363
1,943	Hyosung Corp. (Chemicals)	251
6,478	Hyundai Steel Co. (Metals & Mining)	393
1,172	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	74
772	Korea Zinc Co. Ltd. (Metals & Mining)	377
4,216	LG Chem Ltd. (Chemicals)	1,053
1,457	OCI Co. Ltd. (Chemicals)^	118
6,339	POSCO (Metals & Mining)	1,274
5,882	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels) (a)	643
4,364	S-Oil Corp. (Oil, Gas & Consumable Fuels)	265

		5,328

	Spain — 0.14%
93,695	Repsol YPF SA (Oil, Gas & Consumable Fuels)	1,645

	Sweden — 0.32%
189,892	Boliden AB (Metals & Mining)	3,463
20,941	Lundin Petroleum AB (Oil, Gas & Consumable Fuels) (a)	359

		3,822

	Switzerland — 0.74%
782	EMS-Chemie Holding AG – Registered (Chemicals)	330
839	Givaudan SA (Chemicals)	1,452
20,807	Holcim Ltd., Registered Shares (Construction Materials)	1,536
195	Sika AG (Chemicals)	688
8,455	Syngenta AG, Registered Shares (Chemicals)	3,438
33,137	Transocean Ltd. (Energy Equipment & Services)^	536
70,400	Weatherford International PLC (Energy Equipment & Services) (a)	864

		8,844

	Taiwan — 0.38%
212,082	Asia Cement Corp. (Construction Materials)	251
1,072,376	China Steel Corp. (Metals & Mining)	857
293,000	Formosa Chemicals & Fibre Corp. (Chemicals)	705
112,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	288
376,160	Formosa Plastics Corp. (Chemicals)	885
431,010	Nan Ya Plastics Corp. (Chemicals)	1,011
314,000	Taiwan Cement Corp. (Construction Materials)	396
67,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	111

		4,504

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand — 0.22%
107,500	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	$81
101,000	Energy Absolute Public Co. Ltd. (Energy Equipment & Services)	70
60,900	Indorama Ventures Public Co. Ltd. (Chemicals)	50
847,600	IRPC Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	112
117,504	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	379
150,455	PTT Global Chemical Public Co. Ltd. (Chemicals)	309
90,000	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	958
74,500	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	121
33,200	The Siam Cement Public Co. Ltd. (Construction Materials)	509
3,800	The Siam Cement Public Co. Ltd. (Construction Materials)	59

		2,648

	Turkey — 0.05%
137,143	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	222
37,285	Petkim Petrokimya Holding AS (Chemicals)^(a)	56
12,162	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels) (a)	309

		587

	United Kingdom — 8.33%
36,476	AMEC PLC (Energy Equipment & Services)	468
126,753	Anglo American PLC (Metals & Mining)	1,829
36,595	Antofagasta PLC (Metals & Mining)	396
602,730	BG Group PLC (Oil, Gas & Consumable Fuels)	10,032
879,723	BHP Billiton PLC (Metals & Mining)	17,262
1,186,896	BP PLC (Oil, Gas & Consumable Fuels)	7,834
12,481	Croda International PLC (Chemicals)	540
21,377	Ensco PLC, ADR (Energy Equipment & Services)	477
21,427	Fresnillo PLC (Metals & Mining)	234
18,622	Johnson Matthey PLC (Chemicals)	888
33,373	Mondi PLC (Paper & Forest Products)	719
65,001	Rexam PLC (Containers & Packaging)	564
567,301	Rio Tinto PLC (Metals & Mining)	23,296
924,200	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	25,937
221,775	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	6,296
513,944	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	2,743

		99,515

	United States — 25.36%
18,536	Air Products & Chemicals, Inc. (Chemicals)	2,536
6,125	Airgas, Inc. (Chemicals)	648
10,178	Albemarle Corp. (Chemicals)	563

Shares	Security Description	Value (000)
	United States (continued)
485,345	Alcoa, Inc. (Metals & Mining)	$5,412
87,109	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,800
6,000	Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	206
117,019	Apache Corp. (Oil, Gas & Consumable Fuels)	6,744
6,000	Ashland, Inc. (Chemicals)	731
8,200	Avery Dennison Corp. (Containers & Packaging)	500
10,400	Axalta Coating Systems Ltd. (Chemicals) (a)	344
39,525	Baker Hughes, Inc. (Energy Equipment & Services)	2,439
11,900	Ball Corp. (Containers & Packaging)	835
135,472	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	4,273
65,698	Cameron International Corp. (Energy Equipment & Services) (a)	3,441
84,604	Caterpillar, Inc. (Machinery)	7,176
13,900	Celanese Corp., Series A (Chemicals)	999
21,725	CF Industries Holdings, Inc. (Chemicals)	1,396
54,346	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)^	607
251,907	Chevron Corp. (Oil, Gas & Consumable Fuels)	24,300
36,540	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	4,031
229,746	Cobalt International Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	2,231
10,700	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	1,218
313,517	ConocoPhillips (Oil, Gas & Consumable Fuels)	19,253
21,000	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	457
8,838	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	375
12,600	Crown Holdings, Inc. (Containers & Packaging) (a)	667
35,291	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	2,099
5,730	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)^	148
82,286	E.I. du Pont de Nemours & Co. (Chemicals)	5,262
13,556	Eastman Chemical Co. (Chemicals)	1,109
24,536	Ecolab, Inc. (Chemicals)	2,774
43,917	Energen Corp. (Oil, Gas & Consumable Fuels)	3,000
112,129	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	9,817
13,838	EQT Corp. (Oil, Gas & Consumable Fuels)	1,126
452,917	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	37,682
77,670	First Solar, Inc. (Semiconductors & Semiconductor Equipment) (a)	3,649
12,162	FMC Corp. (Chemicals)	639
21,000	FMC Technologies, Inc. (Energy Equipment & Services) (a)	871
94,217	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	1,754
231,769	Halliburton Co. (Energy Equipment & Services)	9,982
9,800	Helmerich & Payne, Inc. (Energy Equipment & Services)	690

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
82,584	Hess Corp. (Oil, Gas & Consumable Fuels)	$5,523
16,872	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	720
7,400	International Flavors & Fragrances, Inc. (Chemicals)	809
36,500	International Paper Co. (Paper & Forest Products)	1,737
359,094	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	13,786
207,686	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	5,512
49,566	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,593
5,228	Martin Marietta Materials, Inc. (Construction Materials)	740
14,500	MeadWestvaco Corp. (Containers & Packaging)	684
43,970	Monsanto Co. (Chemicals)	4,687
15,300	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	636
114,480	National Oilwell Varco, Inc. (Energy Equipment & Services)	5,527
45,375	Newmont Mining Corp. (Metals & Mining)	1,060
35,120	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,499
157,291	Nucor Corp. (Metals & Mining)	6,931
70,010	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	5,445
9,058	Oceaneering International, Inc. (Energy Equipment & Services)	422
18,900	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	746
8,900	Packaging Corp. of America (Containers & Packaging)	556
166,986	Phillips 66 (Oil, Gas & Consumable Fuels)	13,452
37,429	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	5,191
24,836	PPG Industries, Inc. (Chemicals)	2,849
26,250	Praxair, Inc. (Chemicals)	3,138
15,329	Range Resources Corp. (Oil, Gas & Consumable Fuels)	757
12,700	Rock-Tenn Co., Class A (Containers & Packaging)	765
19,100	Sealed Air Corp. (Containers & Packaging)	980
10,900	Sigma-Aldrich Corp. (Chemicals)	1,519
15,660	Southern Copper Corp. (Metals & Mining)	461
34,969	Southwestern Energy Co. (Oil, Gas & Consumable Fuels) (a)	795
60,978	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,988
11,400	Tesoro Corp. (Oil, Gas & Consumable Fuels)	962
105,233	The Dow Chemical Co. (Chemicals)	5,385
147,400	The Mosaic Co. (Chemicals)	6,907
7,351	The Sherwin-Williams Co. (Chemicals)	2,022
64,678	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) (a)	3,712
156,137	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	9,774

Shares or Principal Amount (000)	Security Description	Value (000)
	United States (continued)
12,000	Vulcan Materials Co. (Construction Materials)	$1,007
4,200	Westlake Chemical Corp. (Chemicals)	288
79,798	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	2,681

		303,030

	Total Common Stocks	738,385

	Preferred Stocks — 0.33%
	Brazil — 0.27%
10,700	Braskem SA – Preferred, Class – A (Chemicals)	47
83,000	Gerdau SA – Preferred (Metals & Mining)	199
253,000	Klabin SA – Preferred (Containers & Packaging)	308
356,375	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels) (a)	1,461
33,900	Suzano Papel e Celulose SA – Preferred, Class – A (Paper & Forest Products)	181
26,187	Usinas Siderurgicas de Minas Gerais SA – Preferred, Class – A (Metals & Mining)	35
175,004	Vale SA – Preferred (Metals & Mining)	881

		3,112

	Chile — 0.01%
8,250	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	134

	Germany — 0.02%
6,718	Fuchs Petrolub AG – Preferred (Chemicals)	284

	Russia — 0.02%
98	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels) (d)	240

	South Korea – 0.01%
678	LG Chem Ltd. – Preferred (Chemicals)	114

	Total Preferred Stocks	3,884

	Right — 0.00%
	Spain — 0.00%
93,695	Repsol SA (a)	49

	Total Right	49

	Commercial Paper — 0.11%
	United Kingdom — 0.11%
$1,300	Tesco Treasury Services PLC, 1.00%, 8/18/15 (e)	1,296

	Total Commercial Paper	1,296

	Corporate Bonds — 1.53%
2,100	AT&T, Inc., 0.70%, 3/30/17 (Diversified Telecommunication Services) (f)	2,092
400	Bank of America Corp., 4.10%, 7/24/23 (Banks)	412
200	Baxalta, Inc., 2.00%, 6/22/18 (Biotechnology) (b)	200
300	Baxalta, Inc., 2.88%, 6/23/20, Callable 5/23/20 @ 100 (Biotechnology) (b)	300
100	Baxalta, Inc., 3.60%, 6/23/22, Callable 4/23/22 @ 100 (Biotechnology) (b)	100
400	Baxalta, Inc., 4.00%, 6/23/25, Callable 3/23/25 @ 100 (Biotechnology) (b)	396

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
$400	BellSouth Corp., 4.82%, 4/26/16, Callable 4/26/16 @ 100 (Media) (b)(f)	$411
2,100	Citigroup, Inc., 0.80%, 5/1/17 (Banks) (f)	2,093
1,500	eBay, Inc., 1.35%, 7/15/17 (Internet Software & Services)	1,498
3,000	Ford Motor Credit Co. LLC, 0.80%, 9/8/17 (Consumer Finance) (f)	2,982
2,100	Goldman Sachs Group, Inc., 0.90%, 6/4/17 (Capital Markets) (f)	2,097
2,100	International Lease Finance Corp., 5.75%, 5/15/16 (Trading Companies & Distributors)	2,153
2,000	Oracle Corp., 0.78%, 10/8/19 (Software) (f)	2,016
176	Overseas Private Investment Corp., 4.73%, 3/15/22 (Commercial Services & Supplies)	193
92	SLM Corp., 6.25%, 1/25/16 (Consumer Finance)	94
1,200	Verizon Communications, Inc., 1.82%, 9/15/16 (Diversified Telecommunication Services) (f)	1,215

	Total Corporate Bonds	18,252

	Asset Backed Securities — 0.65%
563	Atrium CDO Corp., Series 5A, Class A1, 0.53%, 7/20/20 (b)(f)	560
271	Commercial Industrial Finance Corp., Series 2007-1AL, Class A1L, 0.54%, 5/10/21 (b)(f)	269
235	Fore CLO Ltd., Series 2007-1AB, Class A1B, 0.52%, 7/20/19 (b)(f)	233
450	Fortess Credit Investments Ltd., Series 2015-4A, Class A, 1.53%, 7/17/23 (b)(f)	450
200	Four Corners CLO Ltd., Series 2006-2A, Class A, 0.55%, 1/26/20 (b)(f)	197
288	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF11D, Class A2D, 0.87%, 11/25/35 (f)	286
250	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M3, 0.91%, 3/25/35 (f)	248
1,100	Household Home Equity Loan Trust, Series 2007-1, Class M2, 0.66%, 3/20/36 (f)	1,034
784	LCM Ltd. Partnership, Series 9A, Class A, 1.48%, 7/14/22 (b)(f)	784
900	LCM Ltd. Partnership, Series 12A, Class AR, 1.54%, 10/19/22 (b)(f)	900
400	New Century Home Equity Loan Trust, Series 2005-3, Class M2, 0.68%, 7/25/35 (f)	386
200	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.69%, 7/25/35 (f)	198
447	Race Point CLO Ltd., Series 2006-3, Class A, 0.54%, 4/15/20 (b)(f)	446
348	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 1.16%, 10/25/33 (f)	336
400	Voya CLO Ltd., Series 2012-2RA, Class AR, 1.57%, 10/15/22 (b)(f)	400

Principal Amount (000)	Security Description	Value (000)
	Asset Backed Securities (continued)
$938	Highlander Euro CDO, Series 2007-3X, Class A, 0.22%, 5/1/23 (f)	$1,027

	Total Asset Backed Securities	7,754

	Collateralized Mortgage Obligations — 0.71%
300	Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.64%, 1/25/36 (f)	274
53	BCAP LLC Trust, Series 2011-R11, Class 30A5, 2.40%, 1/26/34 (b)(f)	53
400	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.61%, 4/10/49 (f)	418
1,124	Banc of America Funding Corp., Series 2012-R5, Class A, 0.44%, 10/3/39 (b)(f)	1,112
502	Bear Stearns ALT-A Trust, Series 2007-8, Class 1A, 0.89%, 9/25/34 (f)	487
224	Countrywide Alternative Loan Trust, Series 2004-J7, Class 2A1, 0.96%, 9/25/34 (f)	219
667	Freddie Mac, Series 2781, Class F1, 0.64%, 9/15/42 (f)	671
2,540	Fannie Mae, Series 2013-M4, Class X1, 3.92%, 2/25/18 (f)	197
471	Freddie Mac, Series 3096, Class FX, 0.64%, 5/15/32 (f)	476
445	Fannie Mae, Series 2006-98, Class FA, 0.62%, 10/25/36 (f)	447
150	Freddie Mac, Series 3179, Class FP, 0.57%, 7/15/36 (f)	150
200	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2005-FF6, Class M2, 0.63%, 5/25/36 (f)	181
20	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A, 3.03%, 6/25/34 (f)	20
200	Long Beach Mortgage Loan Trust, Series 2005-2, Class M4, 1.12%, 4/25/35 (f)	194
400	Structured Asset Securities Corp., Series 2005-NC1, Class M2, 0.68%, 2/25/35 (f)	374
219	WaMu Mortgage Pass-Through Certificates, Series 2004-AR10, Class A3, 0.74%, 7/25/44 (f)	204
313	WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1, 2.39%, 1/25/35 (f)	315
44	Granite Mortgages PLC, Series 2004-2, Class 2A1, 0.27%, 6/20/44 (f)	49
233	Hercules (Eclipse 2006-4) PLC, Series 2006-4, Class A, 0.81%, 10/25/18 (f)	360
149	Marche Mutui Srl, Series 4, Class A, 0.42%, 2/25/55 (f)	164
1,433	Grecale SRL, Series 2011-1, Class A2, 0.50%, 1/27/61 (f)	1,578
96	Marche Mutui Srl, Series 5, Class A, 0.40%, 10/27/65 (f)	107
338	Marche Mutui Srl, Series 6, Class A1, 2.25%, 1/27/64 (f)	383

	Total Collateralized Mortgage Obligations	8,433

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)	Security Description	Value (000)
	Certificate of Deposit — 0.12%
$1,400	Intesa Sanpaolo NY, 1.66%, 4/11/16 (f)	$1,403

	Total Certificate of Deposit	1,403

	Global Bonds — 1.80%
	Italy — 0.44%
601	Buoni del Tesoro Poliennali, Series ICPI, 2.15%, 11/12/17 (g)	694
400	Buoni Poliennali del Tesoro, Series ICPI, 5.50%, 11/1/22 (g)	552
2,014	Buoni Poliennali del Tesoro, 2.35%, 9/15/24 (g)	2,472
80	Italy Buoni Poliennali del Tesoro, Series ICPI, 2.55%, 10/22/16 (g)	92
1,305	Italy Buoni Poliennali del Tesoro, Series ICPI, 2.25%, 4/22/17 (g)	1,496

		5,306

	Mexico — 0.38%
46,839	Mexican Udibonos, Series S, 4.50%, 12/4/25 (f)(g)	3,407
9,921	Mexican Udibonos, Series S, 4.00%, 11/15/40 (f)(g)	678
3,764	Mexican Udibonos, Series S, 4.00%, 11/8/46 (f)(g)	260
3,166	Mexican Unibonos, 4.00%, 11/8/46 (f)(g)	218

		4,563

	New Zealand — 0.08%
1,400	New Zealand Index Linked Bond, 2.00%, 9/20/25 (g)	971

	Spain — 0.71%
100	Bankia SA, 3.50%, 12/14/15 (g)	113
100	Bankia SA, 0.20%, 1/25/16 (f)(g)	111
3,500	Bonos y Obligaciones del Estado, 5.85%, 1/31/22 (c)(g)	4,899
1,300	Generalitat de Catalunya, 4.95%, 2/11/20 (g)	1,588
1,400	Generalitat de Valencia, Series E, 4.90%, 3/17/20 (g)	1,770

		8,481

	United Kingdom — 0.04%
190	LBG Capital No.2 PLC, Series 21, 15.00%, 12/21/19 (g)	424

	United States — 0.15%
1,000	JPMorgan Chase Bank NA, 5.38%, 9/28/16 (g)(i)	1,643
100	JPMorgan Chase Bank NA, 4.37%, 11/30/21, Callable 11/14/16 @ 100 (f)	117

		1,760

	Total Global Bonds	21,505

	U.S. Government Agency Securities — 0.99%
1,100	Federal Home Loan Bank, 0.04%, 7/15/15 (e)	1,100
700	Federal Home Loan Bank, 0.04%, 7/10/15 (e)	700
100	Federal Home Loan Bank, 0.07%, 8/19/15 (e)	100
300	Federal Home Loan Bank, 0.07%, 8/14/15 (e)	300
4,100	Federal Home Loan Bank, 0.09%, 9/9/15 (e)	4,100
200	Federal Home Loan Bank, 0.06%, 8/28/15 (e)	200
200	Federal Home Loan Bank, 0.04%, 7/8/15 (e)	200

Principal Amount (000)	Security Description	Value (000)
	U.S. Government Agency Securities (continued)
$2,800	Federal Home Loan Bank, 0.13%, 9/2/15	$2,800
2,378	Freddie Mac, 0.42%, 9/18/15 (h)	2,379

	Total U.S. Government Agency Securities	11,879

	U.S. Treasury Obligations — 4.26%
1,095	U.S. Treasury Inflation Index Note, 1.88%, 7/15/15	1,098
882	U.S. Treasury Bill, 0.02%, 7/23/15 (e)	882
3,953	U.S. Treasury Bill, 0.02%, 8/20/15 (e)(h)	3,953
3,036	U.S. Treasury Bill, 0.01%, 8/27/15 (e)	3,036
2,002	U.S. Treasury Bill, 0.02%, 9/3/15 (e)	2,002
35	U.S. Treasury Bill, 0.02%, 9/10/15 (e)	35
15,114	U.S. Treasury Inflation Index Note, 0.13%, 4/15/16	15,184
2,976	U.S. Treasury Inflation Index Note, 2.50%, 7/15/16	3,086
202	U.S. Treasury Inflation Index Note, 0.13%, 4/15/19	205
1,253	U.S. Treasury Inflation Index Note, 0.13%, 4/15/20	1,263
5,000	U.S. Treasury Note, 1.50%, 5/31/20	4,972
309	U.S. Treasury Inflation Index Note, 0.13%, 7/15/22	306
103	U.S. Treasury Inflation Index Note, 0.13%, 1/15/23	101
787	U.S. Treasury Inflation Index Note, 0.13%, 7/15/24	768
577	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	679
441	U.S. Treasury Inflation Index Bond, 2.00%, 1/15/26 (h)	506
223	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/27 (h)	267
529	U.S. Treasury Inflation Index Bond, 2.50%, 1/15/29	1,182
115	U.S. Treasury Inflation Index Bond, 3.88%, 4/15/29	163
108	U.S. Treasury Inflation Index Bond, 2.13%, 2/15/41	134
733	U.S. Treasury Inflation Index Bond, 0.75%, 2/15/42	674
10	U.S. Treasury Inflation Index Bond, 1.38%, 2/15/44	1,539
3,637	U.S. Treasury Inflation Index Bond, 0.75%, 2/15/45	3,322
3,710	U.S. Treasury Bond, 2.50%, 2/15/45	3,265
2,360	U.S. Treasury Bond, 3.00%, 5/15/45	2,313

	Total U.S.Treasury Obligations	50,935

	Yankee Dollars — 1.95%
	Australia — 0.23%
2,100	Westpac Banking Corp., 0.61%, 5/19/17 (Banks) (f)	2,101
700	Westpac Banking Corp., Series E, 1.85%, 11/26/18 (Banks) (b)	703

		2,804

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	Canada — 0.03%
$400	Canadian Natural Resources Ltd., 0.66%, 3/30/16 (Oil, Gas & Consumable Fuels) (f)	$399

	Cayman Islands — 0.02%
200	Petrobras International Finance Co., 5.38%, 1/27/21 (Oil, Gas & Consumable Fuels)	192

	France — 0.32%
2,800	BPCE SA, 0.91%, 6/17/17 (Banks) (f)	2,801
1,000	Dexia Credit Local SA NY, 1.25%, 10/18/16 (Diversified Financial Services) (b)	1,005

		3,806

	Guernsey — 0.08%
1,000	Credit Suisse Group Funding Ltd., 4.88%, 5/15/45 (Capital Markets) (b)	962

	Italy — 0.06%
700	Intesa Sanpaolo SpA, 3.13%, 1/15/16 (Banks)	705

	Korea, Republic Of — 0.03%
300	Export-Import Bank of Korea, 1.13%, 9/17/16 (Diversified Financial Services) (f)	301

	Luxembourg — 0.16%
1,900	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100 (Pharmaceuticals)	1,866

	Netherlands — 0.44%
1,400	Deutsche Annington Finance BV, 3.20%, 10/2/17 (Real Estate Management & Development) (b)	1,432
800	Petrobras Global Finance, 2.64%, 3/17/17 (Oil, Gas & Consumable Fuels) (f)	786
300	Petrobras Global Finance, 3.25%, 3/17/17 (Oil, Gas & Consumable Fuels)	296
800	Petrobras Global Finance, 2.42%, 1/15/19 (Oil, Gas & Consumable Fuels) (f)	740
2,000	Rabobank Nederland NY, 0.61%, 4/28/17 (Banks) (f)	2,001

		5,255

	Norway — 0.08%
500	Kommunalbanken AS, 0.66%, 3/27/17 (Capital Markets) (b)(f)	503
400	Nordea Eiendomskreditt AS, 2.13%, 9/22/16 (Thrifts & Mortgage Finance) (b)	406
100	Statoil ASA, 0.56%, 5/15/18 (Oil, Gas & Consumable Fuels) (f)	100

		1,009

	Slovenia — 0.10%
200	Republic of Slovenia – Registered Shares, 5.85%, 5/10/23 (Sovereign)	226
900	Republic of Slovenia – Registered Shares, 5.25%, 2/18/24 (Sovereign)	981

		1,207

	Switzerland — 0.06%
600	UBS AG Stamford Connecticut, 7.63%, 8/17/22 (Capital Markets)	703

Shares or Contracts or Principal Amount (000)	Security Description	Value (000)
	United Kingdom — 0.33%
$2,000	BP Capital Markets PLC, 0.70%, 11/7/16 (Oil, Gas & Consumable Fuels) (f)	$1,999
600	HBOS PLC, Series E, 0.98%, 9/30/16, Callable 3/30/15 @ 100 (Banks) (f)	597
350	Lloyds Bank PLC, 1.75%, 5/14/18 (Banks)	350
50	Lloyds Bank PLC, 3.50%, 5/14/25 (Banks)	49
800	Mbarclays Bank PLC, 7.63%, 11/21/22 (Banks)	911

		3,906

	United States — 0.01%
2,100	Navient LLC, Series E, 8.78%, 9/15/16 (Consumer Finance)	135

	Total Yankee Dollars	23,250

	Time Deposit — 0.95%
11,347	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/15	11,347

	Total Time Deposit	11,347

	Mutual Funds — 0.60%
4,100	ETFS Platinum Trust	427
6,713,000	SSgA Treasury Money Market Fund, 0.00%	6,713

	Total Mutual Funds	7,140

	Purchased Options — 0.0%
	Total Purchased Options	269

	Repurchase Agreements — 19.85%
$46,100	Bank of America Corp., 0.11%, 7/1/15 (Purchased on 6/30/15, proceeds at maturity $46,100,141 collateralized by U.S. Treasury Obligations, 2.13% – 4.50%, 12/31/21 –8/15/39 fair value $47,022,101)	46,100
2,700	Barclays, 0.25%, 7/1/15 (Purchased on 6/30/15, proceeds at maturity $2,700,019 collateralized by U.S. Treasury Note, 2.13%, 9/30/21 fair value $2,759,295)	2,700
7,100	BNP Paribas, 0.22%, 7/1/15, (Purchased on 6/30/15, proceeds at maturity $7,100,043 collateralized by U.S. Treasury Note, 1.50%, 11/30/19 fair value $7,252,510)	7,100
46,200	BNP Paribas, 0.08%, 7/1/15, (Purchased on 6/30/15, proceeds at maturity $46,200,103 collateralized by U.S. Treasury Obligations, 0.00% – 9.25%, 7/23/15 –8/15/43 fair value $47,124,150)	46,200
46,300	Deutsche Bank Securities, Inc., 0.12%, 7/1/15 (Purchased on 6/30/15, proceeds at maturity $46,300,154 collateralized by U.S. Treasury Note, 2.13%, 6/30/22 fair value $47,226,110)	46,300
3,000	Goldman Sachs & Co., 0.35%, 7/1/15 (Purchased on 6/30/15, proceeds at maturity $3,000,029 collateralized by Freddie Mac, 4.00%, 3/1/43 fair value $3,098,094)	3,000

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$11,859	Jefferies LLC, 0.23%, 7/1/15 (Purchased on 6/30/15, proceeds at maturity $11,859,269 collateralized by U.S. Treasury Obligations, 0.00% - 3.28%, 8/15/15 – 8/15/44 fair value $12,096,378)^^	$11,859
7,100	JPMorgan Securities, 0.25%, 7/1/15 (Purchased on 6/30/15, proceeds at maturity $7,100,049 collateralized by U.S. Treasury Note 0.63%, 6/30/17 fair value $7,260,000)	7,100
7,100	Merrill Lynch Pierce Fenner & Smith, Inc., 0.25%, 7/1/15 (Purchased on 6/30/15, proceeds at maturity $7,100,049 collateralized by U.S. Treasury Bond, 3.75%, 11/15/43 fair value $7,318,974)	7,100
46,200	Morgan Stanley & Co. LLC, 0.08%, 7/1/15 (Purchased on 6/30/15, proceeds at maturity $46,200,103 collateralized by U.S. Treasury Note, 0.00% – 1.25%, 1/31/20 fair value $47,124,088)	46,200
6,300	Royal Bank of Canada, 0.25%, 7/1/15 (Purchased on 6/30/15, proceeds at maturity $6,300,044 collateralized by U.S. Treasury Note, 2.25%, 11/15/24 fair value $6,445,942)	6,300
7,100	Toronto Dominion Bank NY, 0.25%, 7/1/15 (Purchased on 6/30/15, proceeds at maturity $7,100,049 collateralized by U.S. Treasury Note, 1.50%, 11/30/19 fair value $7,261,832)	7,100

	Total Repurchase Agreements	237,059

	Total Investments (cost $1,168,489) — 95.66%	1,142,840
	Other assets in excess of liabilities — 4.35%	51,798

	Net Assets — 100.00%	$1,194,638

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $19,745 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.41% of the Portfolio’s net assets.

(d)	This security has been deemed illiquid by the Specialist Manager and represent 0.02% of the Portfolio.

(e)	Rate disclosed represents effective yield at purchase.

(f)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2015.

(g)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

(h)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(i)	Principal amount is disclosed in British Pound Sterling.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

LIBOR — Represents the London InterBank Offered Rate

MTN — Medium Term Note

NVDR — Non-Voting Depository Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Commodity Returns Strategy Portfolio	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pacific Investment Management Company, LLC	Wellington Management Company, LLP	Total
Common Stocks	31.94%	—	—	29.87%	61.81%
Preferred Stocks	0.33%	—	—	—	0.33%
Rights	—	—	—	—	0.00%
Commercial Papers	—	—	0.11%	—	0.11%
Corporate Bonds	—	—	1.53%	—	1.53%
Asset Backed Securities	—	—	0.65%	—	0.65%
Collateralized Mortgage Obligations	—	—	0.71%	—	0.71%
Certificates of Deposit	—	—	0.12%	—	0.12%
Global Bonds	—	—	1.80%	—	1.80%
U.S. Government Agency Securities	—	—	0.99%	—	0.99%
U.S. Treasury Obligations	—	—	4.26%	—	4.26%
Yankee Dollars	—	—	1.95%	—	1.95%
Time Deposits	—	—	0.08%	0.87%	0.95%
Mutual Funds	0.56%	—	—	0.04%	0.60%
Purchased Options	—	—	0.00%	—	0.00%
Repurchase Agreements	0.44%	—	3.38%	16.02%	19.84%
Other Assets	-0.23%	3.05%	0.79%	0.74%	4.35%

Total Net Assets	33.04%	3.05%	16.37%	47.54%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of June 30, 2015.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(23)	10-Year U.S. Treasury Note Future	$(2,902)	9/21/15	$3
(19)	30-Year U.S. Treasury Bond Future	(2,866)	9/21/15	3
(74)	90-day Eurodollar Future	(18,401)	12/14/15	(8)
(37)	90-day Eurodollar Future	(9,183)	3/14/16	(8)
(21)	90-day Eurodollar Future	(5,201)	6/13/16	(5)
(2)	90-day Eurodollar Future	(494)	9/19/16	—
(3)	90-day Eurodollar Future	(740)	12/19/16	—
(10)	90-day Eurodollar Future	(2,461)	3/13/17	(1)
276	Brent Crude Future*	17,551	7/16/15	(520)
53	Brent Crude Future*	3,399	8/14/15	(104)
62	Brent Crude Future*	4,010	9/15/15	21
3	Brent Crude Future*	196	10/15/15	(3)
79	Brent Crude Future*	5,194	11/13/15	372
(14)	Brent Crude Future*	(935)	1/29/16	(1)
2	Brent Crude Future*	135	4/29/16	—
(3)	Brent Crude Future*	(205)	7/29/16	2
6	Brent Crude Future*	413	10/31/16	(4)
(3)	Brent Crude Future*	(208)	1/31/17	2
(3)	Brent Crude Future*	(210)	4/28/17	5
(55)	Brent Crude Future*	(3,877)	10/31/17	(87)
(3)	Brent Crude Future*	(214)	4/30/18	2
135	Canadian Dollar Future	10,797	9/15/15	(149)
(11)	Cocoa Future*	(360)	9/15/15	(20)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
11	Cocoa Future*	$359	12/15/15	$51
38	Coffee ‘C’ Future*	1,887	9/18/15	(100)
21	Copper Future*	1,373	9/28/15	(33)
70	Corn Future*	1,477	9/14/15	196
243	Corn Future*	5,243	12/14/15	332
65	Cotton No.2 Future*	2,207	12/8/15	76
(17)	Crude Oil Option Future*	(28)	11/10/15	47
(17)	Crude Oil Option Future*	(156)	10/26/17	49
(1)	EIA Flat Tax On-Highway Diesel Swap Future*	(123)	7/31/15	(7)
(1)	EIA Flat Tax On-Highway Diesel Swap Future*	(124)	8/31/15	(8)
(1)	EIA Flat Tax On-Highway Diesel Swap Future*	(126)	9/30/15	(10)
(1)	EIA Flat Tax On-Highway Diesel Swap Future*	(125)	10/30/15	(10)
(1)	EIA Flat Tax On-Highway Diesel Swap Future*	(124)	11/30/15	(8)
(1)	EIA Flat Tax On-Highway Diesel Swap Future*	(124)	12/31/15	(8)
160	Electrolytic Copper Future*	23,053	9/14/15	(2,372)
33	E-Mini S&P 500 Future	3,390	9/18/15	(80)
(5)	Euro-Bund Future	(847)	9/8/15	(6)
106	Gas Oil Future*	6,143	9/10/15	33
(1)	Gas Oil Future*	(60)	6/10/16	2
2	Gas Oil Future*	124	12/12/16	(4)
(1)	Gas Oil Future*	(63)	6/12/17	3
62	Gasoline RBOB Future*	5,337	7/31/15	159
(14)	Gasoline RBOB Future*	(1,176)	8/31/15	(28)
(3)	Gasoline RBOB Future*	(223)	10/30/15	2
(25)	Gasoline RBOB Future*	(1,822)	11/30/15	(62)
9	Gasoline RBOB Future*	659	2/29/16	(2)
337	Gold 100 Oz Future*	39,490	8/27/15	(1,305)
(11)	Gold 100 Oz Future*	(1,291)	12/29/15	14
1	Gulf Coast Ultra Low Sulfur Diesel CS Future*	76	7/31/15	9
1	Gulf Coast Ultra Low Sulfur Diesel CS Future*	77	8/31/15	10
1	Gulf Coast Ultra Low Sulfur Diesel CS Future*	79	9/30/15	11
1	Gulf Coast Ultra Low Sulfur Diesel CS Future*	79	10/30/15	11
1	Gulf Coast Ultra Low Sulfur Diesel CS Future*	77	11/30/15	10
1	Gulf Coast Ultra Low Sulfur Diesel CS Future*	78	12/31/15	10
169	Hard Red Winter Wheat Future*	5,157	9/14/15	532
7	Henry Hub Natural Gas Swap Future*	57	12/29/15	(16)
7	Henry Hub Natural Gas Swap Future*	57	1/27/16	(16)
7	Henry Hub Natural Gas Swap Future*	56	2/25/16	(17)
7	Henry Hub Natural Gas Swap Future*	53	3/29/16	(20)
7	Henry Hub Natural Gas Swap Future*	53	4/27/16	(20)
7	Henry Hub Natural Gas Swap Future*	54	5/26/16	(19)
7	Henry Hub Natural Gas Swap Future*	55	6/28/16	(18)
7	Henry Hub Natural Gas Swap Future*	55	7/27/16	(18)
7	Henry Hub Natural Gas Swap Future*	55	8/29/16	(18)
7	Henry Hub Natural Gas Swap Future*	55	9/28/16	(18)
7	Henry Hub Natural Gas Swap Future*	57	10/27/16	(16)
7	Henry Hub Natural Gas Swap Future*	60	11/28/16	(13)
8	Henry Hub Natural Gas Swap Future*	71	12/28/16	(15)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
8	Henry Hub Natural Gas Swap Future*	$70	1/27/17	$(16)
8	Henry Hub Natural Gas Swap Future*	69	2/24/17	(17)
8	Henry Hub Natural Gas Swap Future*	64	3/29/17	(21)
8	Henry Hub Natural Gas Swap Future*	64	4/26/17	(22)
8	Henry Hub Natural Gas Swap Future*	65	5/26/17	(21)
8	Henry Hub Natural Gas Swap Future*	66	6/28/17	(20)
8	Henry Hub Natural Gas Swap Future*	66	7/27/17	(20)
8	Henry Hub Natural Gas Swap Future*	66	8/29/17	(20)
8	Henry Hub Natural Gas Swap Future*	66	9/27/17	(20)
8	Henry Hub Natural Gas Swap Future*	68	10/27/17	(18)
8	Henry Hub Natural Gas Swap Future*	71	11/28/17	(15)
7	Henry Hub Natural Gas Swap Future*	64	12/27/17	(13)
7	Henry Hub Natural Gas Swap Future*	64	1/29/18	(14)
7	Henry Hub Natural Gas Swap Future*	63	2/26/18	(15)
7	Henry Hub Natural Gas Swap Future*	57	3/27/18	(20)
7	Henry Hub Natural Gas Swap Future*	57	4/26/18	(20)
7	Henry Hub Natural Gas Swap Future*	58	5/29/18	(20)
7	Henry Hub Natural Gas Swap Future*	59	6/27/18	(19)
7	Henry Hub Natural Gas Swap Future*	59	7/27/18	(19)
7	Henry Hub Natural Gas Swap Future*	59	8/29/18	(19)
7	Henry Hub Natural Gas Swap Future*	59	9/26/18	(19)
7	Henry Hub Natural Gas Swap Future*	60	10/29/18	(17)
7	Henry Hub Natural Gas Swap Future*	63	11/28/18	(15)
(27)	ICE WTI Crude Future*	(1,641)	11/19/15	26
27	ICE WTI Crude Future*	1,672	5/19/16	(12)
12	Lean Hogs Future*	357	8/14/15	(22)
45	Live Cattle Future*	2,665	8/31/15	(55)
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	3	7/31/15	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	3	8/31/15	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	3	9/30/15	—
3	LLS (Argus) VS WTI Spread Calendar Swap Future*	8	10/30/15	—
3	LLS (Argus) VS WTI Spread Calendar Swap Future*	8	11/30/15	—
3	LLS (Argus) VS WTI Spread Calendar Swap Future*	8	12/31/15	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	3	1/29/16	1
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	3	2/29/16	1
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	3	3/31/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	2	4/29/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	2	5/31/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	2	6/30/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	3	7/29/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	3	8/31/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	3	9/30/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	3	10/31/16	1
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	3	11/30/16	1
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	3	12/30/16	1
58	LME Lead Future*	2,549	9/14/15	(368)
27	Mill Wheat Euro Future*	312	9/10/15	34
49	Mill Wheat Euro Future*	570	12/10/15	45

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
16	Mill Wheat Euro Future*	$187	3/10/16	$23
19	Mini MSCI Emerging Markets Index Future*	911	9/18/15	(7)
42	Mini MSCI Emerging Markets Index Future*	3,851	9/18/15	(75)
115	Natural Gas Future*	3,257	7/29/15	(76)
14	Natural Gas Future*	398	8/27/15	89
(35)	Natural Gas Future*	(1,004)	9/28/15	18
(12)	Natural Gas Future*	(376)	11/25/15	(11)
86	Natural Gas Future*	2,787	12/29/15	(41)
(18)	Natural Gas Future*	(575)	2/25/16	5
34	Natural Gas Future*	1,037	3/29/16	(7)
(4)	Natural Gas Future*	(138)	2/24/17	(4)
4	Natural Gas Future*	129	3/29/17	4
45	New York Harbor USLD Future*	3,572	7/31/15	(119)
10	New York Harbor USLD Future*	800	8/31/15	11
19	New York Harbor USLD Future*	1,562	11/30/15	52
2	New York Harbor USLD Future*	166	2/29/16	(3)
(2)	New York Harbor USLD Future*	(165)	5/31/16	3
48	NYMEX Palladium Future*	3,229	9/28/15	(515)
252	NYMEX WTI Crude Future*	14,986	7/21/15	(366)
100	NYMEX WTI Crude Future*	5,983	8/20/15	454
(50)	NYMEX WTI Crude Future*	(3,005)	9/22/15	(44)
(6)	NYMEX WTI Crude Future*	(363)	10/20/15	(5)
87	NYMEX WTI Crude Future*	5,288	11/20/15	331
4	NYMEX WTI Crude Future*	246	2/22/16	2
35	NYMEX WTI Crude Future*	2,167	5/20/16	2
4	NYMEX WTI Crude Future*	249	8/22/16	8
11	NYMEX WTI Crude Future*	689	11/21/16	3
3	NYMEX WTI Crude Future*	190	5/22/17	(3)
10	NYMEX WTI Crude Future*	643	11/20/17	4
(11)	NYMEX WTI Crude Future*	(724)	11/19/18	(4)
190	Platinum Future*	10,255	10/28/15	48
20	Primary Aluminum Future*	842	9/14/15	(27)
257	Primary Aluminum Future*	10,990	12/14/15	(1,800)
(90)	Primary Aluminum Future*	(3,972)	12/19/16	174
48	Primary Nickel Future*	3,443	8/17/15	(228)
17	Primary Nickel Future*	1,221	9/14/15	(17)
48	Primary Nickel Future*	3,461	12/14/15	73
6	Red Spring Wheat Future*	191	9/14/15	22
78	S&P Toronto Stock Exchange 60 Index Future	10,542	9/17/15	(306)
104	Silver Future*	8,102	9/28/15	(310)
(6)	Soybean Future*	(311)	11/13/15	(5)
(9)	Soybean Future*	(469)	1/14/16	(23)
24	Soybean Future*	1,240	3/14/16	80
9	Soybean Future*	456	5/13/16	13
15	Soybean Meal Future*	518	12/14/15	76
24	Soybean Oil Future*	491	12/14/15	(6)
3	Soybean Oil Future*	62	3/14/16	1
385	Sugar #11 Future*	5,377	9/30/15	116

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(14)	Sugar #11 Future*	$(216)	2/29/16	$(6)
95	Wheat Future*	2,925	9/14/15	570
(18)	Wheat Future*	(560)	12/14/15	(89)
(6)	Wheat Future*	(188)	3/14/16	(30)
6	White Sugar Future*	109	9/15/15	6
4	White Sugar Future*	73	2/12/16	2
18	Zinc Future*	896	7/13/15	(69)
131	Zinc Future*	6,545	9/14/15	(291)

	Net Unrealized Appreciation/(Depreciation)			$(6,274)

Amounts designated as “—” are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

*	All or a portion of these futures contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2O in the Notes to Financial Statements for the basis of consolidation.

Forward Currency Contracts

Contract Amount (Local Currency)		Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 06/30/15 (000)	Unrealized Appreciation/ (Depreciation) (000)
		Currencies Purchased
10,929,488		Brazilian Real	Deutsche Bank	7/2/15	$3,537	$3,516	$(21)
2,744,526		Brazilian Real	Goldman Sachs	7/2/15	868	883	15
10,149,013		Brazilian Real	BNP Paribas	8/4/15	3,233	3,223	(10)
1,551,276		Brazilian Real	BNP Paribas	7/2/15	492	499	7
1,603,440		Brazilian Real	Deutsche Bank	7/2/15	510	516	6
125,000		British Pound Sterling	JPMorgan Chase	8/4/15	196	196	—
142,000	*	Canadian Dollar	Goldman Sachs	7/2/15	114	114	—
1,983,000		Euro	Goldman Sachs	7/2/15	2,159	2,210	51
1,650,000		Euro	Goldman Sachs	7/2/15	1,870	1,839	(31)
117,000		Euro	Deutsche Bank	7/2/15	133	130	(3)
62,000	*	Euro	BNP Paribas	8/4/15	69	69	—
35,000	*	Euro	Standard Chartered	7/2/15	39	39	—
840,000	*	Euro	Deutsche Bank	8/4/15	938	937	(1)
1,918,000		Euro	JPMorgan Chase	7/2/15	2,106	2,138	32
831,000	*	Euro	Goldman Sachs	7/2/15	907	926	19
75,440,409		Indian Rupee	JPMorgan Chase	7/24/15	1,170	1,179	9
94,547,645		Indian Rupee	Barclays Bank	7/24/15	1,490	1,478	(12)
3,811,000		Indian Rupee	Goldman Sachs	8/24/15	59	59	—

		Total Currencies Purchased			$19,890	$19,951	$61

		Currencies Sold
2,060,250		Brazilian Real	Deutsche Bank	7/2/15	$670	$663	$7
1,431,086		Brazilian Real	Deutsche Bank	7/2/15	467	460	7
304,465		Brazilian Real	Credit Suisse	7/2/15	99	98	1
2,274,147		Brazilian Real	Goldman Sachs	7/2/15	738	732	6
11,036,140		Brazilian Real	JPMorgan Chase	4/4/16	3,371	3,235	136
10,758,783		Brazilian Real	BNP Paribas	7/2/15	3,470	3,461	9
1,959,000		British Pound Sterling	JPMorgan Chase	7/2/15	3,008	3,078	(70)
1,959,000		British Pound Sterling	Deutsche Bank	8/4/15	3,081	3,077	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Contract Amount (Local Currency)		Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 06/30/15 (000)	Unrealized Appreciation/ (Depreciation) (000)
177,000	*	Canadian Dollar	Goldman Sachs	7/2/15	$142	$142	$—
735,000		Euro	JPMorgan Chase	8/4/15	823	820	3
22,739,000		Euro	Goldman Sachs	7/2/15	24,859	25,348	(489)
584,000	*	Euro	BNP Paribas	7/2/15	663	651	12
17,655,000		Euro	Goldman Sachs	8/4/15	19,611	19,690	(79)
1,530,000		Euro	Goldman Sachs	8/4/15	1,714	1,706	8
26,000	*	Euro	Goldman Sachs	7/2/15	29	29	—
5,883,000		Mexican Peso	Barclays Bank	7/7/15	382	374	8
9,889,000		Mexican Peso	JPMorgan Chase	7/7/15	648	629	19
54,792,628		Mexican Peso	Barclays Bank	9/30/15	3,491	3,464	27
5,633,867		Mexican Peso	BNP Paribas	7/7/15	363	358	5
847,000		Mexican Peso	Deutsche Bank	7/7/15	56	54	2
2,660,000		New Zealand Dollar	BNP Paribas	7/2/15	1,895	1,802	93

		Total Currencies Sold			$69,580	$69,871	$(291)

		Net Unrealized/Appreciation(Depreciation)					$(230)

Amounts designated as “—” are $0 or has been rounded to $0.

*	All or a portion of these forward currency contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2O in the Notes to Financial Statements for the basis of consolidation.

Option Contracts

Over-the-counter options purchased as of June 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Crude Oil Future*	Goldman Sachs	Put	$48	11/17/15	5	$18	$6	$(12)
Natural Gas Future*	BNP Paribas	Put	45	12/30/15	2,110	5	4	(1)
Natural Gas Future*	BNP Paribas	Put	45	10/29/15	1,914	5	5	—
Natural Gas Future*	BNP Paribas	Put	45	11/27/15	1,855	3	3	—
Live Cattle Option*	Goldman Sachs	Put	140	12/4/15	2	2	1	(1)

Total						$33	$19	$(14)

Over-the-counter options written as of June 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
EURUSD	BNP Paribas	Call	$1	7/2/15	(620,000)	$(2)	$—	$2
EURUSD	Barclays Bank	Call	1	7/15/15	(940,000)	(7)	(2)	5
EURUSD	BNP Paribas	Call	1	7/20/15	(1,606,000)	(9)	(2)	7
Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option	Deutsche Bank	Call	3	6/1/16	(50)	—	1	1
Inflation Capital EUR Consumer NSA Index Option	Goldman Sachs	Call	3	6/22/35	(60)	(27)	(63)	(36)
Crude Oil Brent*	BNP Paribas	Put	59	12/30/15	(2,000)	(4)	(6)	(2)
Crude Oil Brent*	BNP Paribas	Put	59	10/29/15	(2,000)	(4)	(4)	—
Crude Oil Brent*	BNP Paribas	Put	59	11/27/15	(2,000)	(4)	(5)	(1)
Crude Oil Future*	Goldman Sachs	Put	55	11/10/15	(3)	(13)	(5)	8
Crude Oil Option*	Goldman Sachs	Put	54	11/10/15	(2)	(7)	(3)	4
EURUSD	BNP Paribas	Put	1	7/20/15	(1,606,000)	(8)	(22)	(14)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option	Deutsche Bank	Put	$—	1/11/18	(50)	$(5)	$(1)	$4
Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option	Deutsche Bank	Put	—	1/22/18	(50)	(5)	(1)	4
Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option	JPMorgan Chase	Put	4	4/22/24	(60)	(4)	(2)	2
Inflation Floor US Dollar US CPI Urban Consumers NSA Index Option	JPMorgan Chase	Put	—	3/24/20	(210)	(24)	(25)	(1)
Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option	JPMorgan Chase	Put	4	5/16/24	(20)	(1)	(1)	—
Lean Hogs Option*	Goldman Sachs	Put	56	12/14/15	(5)	(4)	(3)	1
Platgold*	BNP Paribas	Put	—	9/14/15	(100)	(1)	(1)	—
Platgold Spread*	Goldman Sachs	Put	—	7/13/15	(300)	(5)	(9)	(4)

Total						$(134)	$(154)	$(20)

Exchange-traded options purchased as of June 30, 2015 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Brent Average Price Option*	Call	$72	1/29/16	1	$3	$4	$1
Brent Average Price Option*	Call	87	1/29/16	2	3	2	(1)
Brent Average Price Option*	Call	87	2/29/16	2	3	3	—
Brent Average Price Option*	Call	72	2/29/16	1	3	5	2
Brent Average Price Option*	Call	72	3/31/16	1	3	5	2
Brent Average Price Option*	Call	87	3/31/16	2	3	3	—
Crude Oil Future*	Call	145	11/17/15	5	30	—	(30)
Crude Oil Future*	Call	83	12/15/15	5	6	5	(1)
Euro-Bund Future	Call	154.50	8/20/15	12	12	12	—
Gold Future Option*	Call	2,000	11/22/16	19	102	7	(95)
Natural Gas Euro Option*	Call	4	4/26/16	22	35	38	3
Copper LME Option*	Put	5,800	9/2/15	16	48	86	38
Corn Future Option*	Put	350	8/21/15	202	29	14	(15)
Corn Future Option*	Put	340	11/20/15	20	8	3	(5)
Corn Future Option*	Put	350	11/20/15	94	27	16	(11)
Crude Oil Future*	Put	50	9/17/15	35	68	26	(42)
Crude Oil Future*	Put	48	11/17/15	17	56	20	(36)
IMM EUR Future Option	Put	99	12/14/15	10	1	1	—
Wheat Future Option*	Put	495	7/24/15	8	1	—	(1)

Total					$441	$250	$(191)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Exchange-traded options written as of June 30, 2015 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
10-Year USD Future Option	Call	$127	8/21/15	(12)	$(8)	$(10)	$(2)
Crude Oil Future*	Call	—	7/20/15	(7)	(1)	—	1
Crude Oil Future*	Call	—	7/20/15	(3)	(1)	—	1
Crude Oil Future*	Call	—	8/19/15	(7)	(1)	(1)	—
Crude Oil Future*	Call	—	8/19/15	(3)	(1)	—	1
Crude Oil Future*	Call	—	9/17/15	(35)	(53)	(21)	32
Crude Oil Future*	Call	—	9/21/15	(3)	—	—	—
Crude Oil Future*	Call	—	9/21/15	(3)	(1)	—	1
Crude Oil Future*	Call	—	9/21/15	(7)	(1)	(1)	—
Crude Oil Future*	Call	—	10/19/15	(3)	—	—	—
Crude Oil Future*	Call	—	10/19/15	(3)	(1)	(1)	—
Crude Oil Future*	Call	—	10/19/15	(7)	(1)	(1)	—
Crude Oil Future*	Call	—	11/19/15	(7)	(1)	(2)	(1)
Crude Oil Future*	Call	—	11/19/15	(3)	—	—	—
Crude Oil Future*	Call	—	11/19/15	(3)	(1)	(1)	—
Euro-Bund Future	Call	147	8/20/15	(12)	(8)	(5)	3
Gasoline RBOB Option*	Call	215	11/24/15	(5)	(8)	(8)	—
Natural Gas Euro Option*	Call	3	10/27/15	(22)	(25)	(25)	—
Natural Gas Option*	Call	3	7/28/15	(6)	(2)	(3)	(1)
NY Harbour ULSD Asia Option*	Call	2	1/29/16	(1)	(4)	(5)	(1)
NY Harbour ULSD Asia Option*	Call	3	1/29/16	(2)	(4)	(3)	1
NY Harbour ULSD Asia Option*	Call	3	2/29/16	(2)	(4)	(3)	1
NY Harbour ULSD Asia Option*	Call	2	2/29/16	(1)	(5)	(5)	—
NY Harbour ULSD Asia Option*	Call	2	3/31/16	(1)	(4)	(6)	(2)
NY Harbour ULSD Asia Option*	Call	3	3/31/16	(2)	(4)	(4)	—
Soybean Future*	Call	980	7/24/15	(9)	(4)	(33)	(29)
WTI Brent Future*	Call	—	7/15/15	(6)	(2)	(3)	(1)
10-Year USD Future Option	Put	124	8/21/15	(12)	(10)	(5)	5
Crude Oil Brent Option*	Put	58	12/31/15	(333)	(1)	(1)	—
Crude Oil Brent Option*	Put	58	10/30/15	(333)	(1)	(1)	—
Crude Oil Brent Option*	Put	58	11/30/15	(333)	(1)	(1)	—
Crude Oil Future*	Put	—	7/20/15	(7)	(1)	(1)	—
Crude Oil Future*	Put	—	7/20/15	(3)	—	—	—
Crude Oil Future*	Put	—	8/19/15	(7)	(1)	(1)	—
Crude Oil Future*	Put	—	8/19/15	(3)	—	—	—
Crude Oil Future*	Put	—	9/21/15	(7)	(1)	(1)	—
Crude Oil Future*	Put	—	9/21/15	(3)	—	—	—
Crude Oil Future*	Put	—	9/21/15	(3)	—	—	—
Crude Oil Future*	Put	—	10/19/15	(3)	—	—	—
Crude Oil Future*	Put	—	10/19/15	(3)	—	—	—
Crude Oil Future*	Put	—	10/19/15	(2)	—	—	—
Crude Oil Future*	Put	70	11/17/15	(5)	(37)	(54)	(17)
Crude Oil Future*	Put	—	11/19/15	(3)	—	—	—
Crude Oil Future*	Put	—	11/19/15	(12)	(2)	(1)	1
Crude Oil Future*	Put	—	11/19/15	(3)	—	—	—
Euro-Bund Fund	Put	157.50	8/21/15	(12)	(4)	(4)	—
Natural Gas Option*	Put	3	7/28/15	(4)	(2)	(1)	1
Soybean Future*	Put	880	7/24/15	(9)	(4)	—	4
Wheat Future Option*	Put	475	7/24/15	(8)	(3)	—	3
Wheat Future Option*	Put	460	11/20/15	(15)	(8)	(2)	6
WTI Brent Future*	Put	—	7/15/15	(6)	(3)	—	3

Total					$(224)	$(214)	$10

*	All or a portion of these forward currency contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2O in the Notes to Financial Statements for the basis of consolidation.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Over-the-counter swaptions written as of June 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Notional Amount (000)	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
10-Year Interest Rate, Pay 6-Month GBP LIBOR	JPMorgan Chase	Call	$1.9000	9/9/15	$80	$(8)	$(6)	$2
10-Year Interest Rate, Pay 6-Month GBP LIBOR	Goldman Sachs	Call	1.7500	8/20/25	70	(6)	(2)	4
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	2.9100	9/14/15	510	(20)	(18)	2
5-Year Interest Rate, Pay 6-Month USD LIBOR	JPMorgan Chase	Call	2.9100	9/14/15	330	(10)	(10)	—
S&P GSCI Natural Gas Official Close Index*	Goldman Sachs	Call	1.1025	8/6/15	600	(1)	(1)	—
S&P GSCI Copper Official Close Index*	Goldman Sachs	Call	0.3600	7/9/15	600	(2)	—	2
10-Year Interest Rate, Pay 6-Month GBP LIBOR	Goldman Sachs	Put	2.4000	8/20/25	70	(6)	(6)	—
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	2.4000	7/15/15	430	(15)	(47)	(32)
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Put	1.9500	7/13/15	1,060	(37)	(10)	27

Total						$(105)	$(100)	$5

*	All or a portion of these forward currency contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2O in the Notes to Financial Statements for the basis of consolidation.

Total Return Swap Agreements

Underlying Reference	Counterparty	Expiration Date	Notional Amount (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
S&P GSCI Agricultural Index*	Goldman Sachs	2/26/16	$1,378	$(68)	$(68)
S&P GSCI Agricultural Index*	Goldman Sachs	5/31/16	707	(35)	(35)
S&P GSCI Grains Index*	Barclays Bank	2/26/16	1,713	341	341
S&P GSCI Grains Index*	Barclays Bank	5/31/16	194	39	39

				$277	$277

Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (000)	Swap Premiums Paid/ (Received)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	Brazil CETIP	13.03%	1/2/18	BNP Paribas	11,500 BRL	—	(2)	(2)
Pay	Brazil CETIP	13.03%	1/2/18	Deutsche Bank	9,700 BRL	(5)	(2)	3
Pay	Brazil CETIP	13.03%	1/2/18	Barclays Bank	3,799 BRL	(1)	(1)	—
Pay	Brazil CETIP	13.03%	1/2/18	JPMorgan Chase Bank	6,000 BRL	(8)	(1)	7
Pay	U.S. CPI Urban Consumers NSA	2.50%	7/15/22	Deutsche Bank	500 USD	3	(43)	(46)
Pay	United Kingdom RPI Index	3.32%	5/15/30	Goldman Sachs	300 GBP	—	(2)	(2)
Pay	United Kingdom RPI Index	3.40%	6/15/30	JPMorgan Chase Bank	4,000 GBP	(2)	26	28
Pay	United Kingdom RPI Index	3.55%	12/11/44	Deutsche Bank	1,000 GBP	3	66	63
Pay	United Kingdom RPI Index	3.53%	12/15/44	JPMorgan Chase Bank	100 GBP	—	5	5

						$(10)	$46	$56

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2015

Centrally Cleared Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	3-Month U.S. Dollar LIBOR BBA	0.75%	6/18/16	10,300 USD	(9)	(25)	(16)
Receive	MXN INTERBANK TIIE 28 DAY	4.04%	2/3/17	30,000 MXN	8	(2)	(10)
Receive	6-Month GBP LIBOR BBA	1.25%	6/17/17	2,500 GBP	(7)	(11)	(4)
Receive	3-Month U.S. Dollar LIBOR BBA	1.50%	12/16/17	9,600 USD	(35)	(51)	(16)
Pay	MXN INTERBANK TIIE 28 DAY	6.35%	9/1/23	5,000 MXN	(8)	7	15
Pay	MXN INTERBANK TIIE 28 DAY	6.35%	9/1/23	12,000 MXN	44	12	(32)
Receive	6-Month EUR EURIBOR BBA	0.75%	9/16/25	3,200 EUR	(15)	159	174
Receive	6-Month GBP LIBOR BBA	2.00%	9/16/25	2,040 GBP	80	62	(18)
Receive	3-Month U.S. Dollar LIBOR BBA	2.50%	12/16/25	8,580 USD	104	67	(37)
Receive	3-Month U.S. Dollar LIBOR BBA	2.50%	12/16/25	4,800 USD	65	44	(21)
Receive	6-Month GBP LIBOR BBA	2.00%	9/16/45	1,460 GBP	139	192	53
Receive	3-Month U.S. Dollar LIBOR BBA	2.75%	12/16/45	9,700 USD	732	499	(233)
Receive	3-Month U.S. Dollar LIBOR BBA	2.75%	12/16/45	600 USD	25	29	4
Receive	6-Month EUR EURIBOR BBA	1.50%	3/16/46	900 EUR	(166)	62	228

					$957	$1,044	$87

Commodity Forward Swap Agreements

Reference Entity	Counterparty	Strike Price	Expiration Date	Notional Amount (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Eurobobco*	BNP Paribas	$9.00	9/30/16	$12	$3	$3
Eurtop*	BNP Paribas	2.07	12/31/15	12	3	3
Eurtop*	BNP Paribas	2.07	3/31/16	12	1	1
Eurtop*	Goldman Sachs	1.94	12/31/15	3	1	1
Eurtop*	Goldman Sachs	2.21	12/31/15	6	1	1
Eurtop*	Goldman Sachs	2.15	12/31/15	3	1	1
Eurtop*	Goldman Sachs	2.13	12/31/15	3	1	1
Eurtop*	Goldman Sachs	2.10	12/31/15	3	1	1
Eurtop*	Goldman Sachs	2.21	3/31/16	6	—	—
Eurtop*	Goldman Sachs	2.15	3/31/16	3	—	—
Eurtop*	Goldman Sachs	1.94	3/31/16	3	1	1
Eurtop*	Goldman Sachs	2.13	3/31/16	3	—	—
Eurtop*	Goldman Sachs	2.10	3/31/16	3	—	—
LLSBRT*	Goldman Sachs	—	12/31/15	6	39	39
LLSBRT*	Goldman Sachs	3.35	12/31/15	5	(6)	(6)
LLSBRT*	Goldman Sachs	—	12/31/15	12	83	83
LLSBRT*	Goldman Sachs	3.00	12/31/15	6	(5)	(5)
LLSBRT*	Goldman Sachs	—	12/31/15	2	—	—
LLSBRT*	JPMorgan Chase	—	12/31/15	5	(1)	(1)
Gold Index*	Goldman Sachs	289.26	1/29/16	1	(155)	(155)
Platinum Index*	Goldman Sachs	271.60	10/30/15	1	(157)	(157)

					$(189)	$(189)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (concluded) — June 30, 2015

Commodity Swap Agreements

Reference Entity	Counterparty	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
JPMorgan FNJ 1 Index*	JPMorgan Chase	8/17/15	$2,246	$16	$(64)	$(80)
Bloomberg Brent Crude Subindex 1 Month Forward*	JPMorgan Chase	8/17/15	593	—	(3)	(3)
Bloomberg Brent Crude Subindex*	JPMorgan Chase	8/17/15	596	—	5	5
Bloomberg Commodity Index 1 Month Forward*	Goldman Sachs	8/17/15	3,345	(1)	82	83
Bloomberg Commodity Index 1 Month Forward*	JPMorgan Chase	8/17/15	6,704	—	164	164
Bloomberg Commodity Index*	BNP Paribas	8/17/15	2,979	64	72	8
Bloomberg Commodity Index*	BNP Paribas	8/17/15	29,019	(204)	699	903
Bloomberg Commodity Index*	Canadian Imperial Bank of Commerce	8/17/15	21,654	—	521	521
Bloomberg Commodity Index*	Goldman Sachs	8/17/15	8,838	—	213	213
Bloomberg Commodity Index*	Goldman Sachs	8/17/15	2,608	(63)	62	125
Bloomberg Commodity Index*	JPMorgan Chase	8/17/15	64,710	(35)	1,558	1,593
Bloomberg Commodity Index*	Goldman Sachs	8/17/15	48,072	35	1,146	1,111
JPMorgan NIC P Index*	JPMorgan Chase	8/17/15	3,588	—	75	75

				$(188)	$4,530	$4,718

Variance Swap Agreements

Reference Entity	Counterparty	Strike Price	Expiration Date	Notional Amount (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Crude Oil December 2015 Future*	Deutsche Bank	$0.0420	11/17/15	$120	$10	$10
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.1089	4/29/20	455	14	14
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0784	4/09/20	179	1	1
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0778	3/24/20	538	10	10
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0784	4/6/20	179	1	1
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0789	4/14/20	178	1	1
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0613	11/25/15	160	6	6
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.1089	11/25/15	120	(5)	(5)
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0870	4/28/20	339	4	4
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0858	4/27/20	341	4	4
Natural Gas*	Goldman Sachs	0.1806	7/28/15	118	(1)	(1)
S&P GSCI Crude Oil*	Deutsche Bank	0.0638	11/17/15	100	(13)	(13)

					$32	$32

*	All or a portion of these swap agreements are held by the wholly-owned subsidiaries of the Portfolio. See Note 2O in the Notes to Financial Statements for the basis of consolidation.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks — 95.26%
	Australia — 5.25%
6,500	Ansell Ltd. (Health Care Equipment & Supplies)	$121
213,666	AusNet Services (Electric Utilities)	230
270,437	Australia & New Zealand Banking Group Ltd. (Banks)	6,717
35,661	Bank of Queensland Ltd. (Banks)	351
45,109	Bendigo & Adelaide Bank Ltd. (Banks)	427
634,900	BHP Billiton Ltd. (Metals & Mining)	13,248
27,299	CIMIC Group Ltd. (Engineering & Construction)	458
166,701	Commonwealth Bank of Australia (Banks)	10,948
129,067	Dexus Property Group (Real Estate Investment Trusts)	727
655,490	Federation Centres (Real Estate Investment Trusts)	1,476
331,649	GPT Group (Real Estate Investment Trusts)	1,095
56,341	Iluka Resources Ltd. (Metals & Mining)	334
230,381	Insurance Australia Group Ltd. (Insurance)	992
74,013	Lend Lease Group Ltd. (Real Estate Management & Development)	858
726,541	Mirvac Group (Real Estate Investment Trusts)	1,037
233,076	National Australia Bank Ltd. (Banks)	5,989
16,516	Newcrest Mining Ltd. (Metals & Mining) (a)	166
1,064,834	Scentre Group (Real Estate Investment Trusts)	3,081
51,262	Seek Ltd. (Human Resource & Employment Services)	556
457,884	Stockland Trust Group (Real Estate Investment Trusts)	1,448
126,581	Suncorp Group Ltd. (Insurance)	1,311
26,392	Sydney Airport (Transportation Infrastructure)	101
873,209	Telstra Corp. Ltd. (Diversified Telecommunication Services)	4,136
388,463	Westfield Corp. (Real Estate Investment Trusts)	2,733
318,997	Westpac Banking Corp. (Banks)	7,911
212,737	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	5,617
351,074	Woolworths Ltd. (Food & Staples Retailing)	7,301
81,444	WorleyParsons Ltd. (Energy Equipment & Services)	654

		80,023

	Austria — 0.11%
62,391	Immofinanz AG (Real Estate Management & Development) (a)	147
37,623	OMV AG (Oil, Gas & Consumable Fuels)	1,036
11,235	Raiffeisen Bank International AG (Banks) (a)	163
3,383	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	116
7,003	Voestalpine AG (Metals & Mining)	291

		1,753

	Belgium — 1.13%
18,400	Ageas (Insurance)	709
79,784	Anheuser-Busch InBev NV (Beverages)	9,560
21,783	Belgacom SA (Diversified Telecommunication Services)	769

Shares	Security Description	Value (000)
	Belgium (continued)
6,284	Groupe Bruxelles Lambert SA (Diversified Financial Services)	$506
27,164	KBC Groep NV (Banks)	1,815
14,929	Solvay SA (Chemicals)	2,053
17,022	Telenet Group Holding NV (Media) (a)	926
13,022	UCB SA (Pharmaceuticals)	935

		17,273

	Bermuda — 0.12%
74,000	Alibaba Health Information Technology Ltd. (Diversified Telecommunication Services) (a)	77
188,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	154
14,600	Golar LNG Ltd. (Oil, Gas & Consumable Fuels)	684
76,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	77
52,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	45
27,901	Seadrill Ltd. (Energy Equipment & Services)	291
122,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	69
147,167	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	493

		1,890

	Brazil — 0.51%
18,541	Ambev SA, ADR (Beverages)	113
126,400	Ambev SA (Beverages)	774
3,100	B2W CIA Digital (Internet & Catalog Retail) (a)	20
49,380	Banco Bradesco SA, ADR (Banks)	452
21,440	Banco Bradesco SA (Banks)	192
22,900	Banco do Brasil SA (Banks)	178
9,900	Banco Santander Brasil SA (Banks)	54
19,200	BB Seguridade Participacoes SA (Insurance)	211
47,200	BM&FBOVESPA SA (Diversified Financial Services)	178
12,100	BR Malls Participacoes SA (Real Estate Management & Development)	57
17,800	BRF SA (Food Products)	376
24,300	CCR SA (Transportation Infrastructure)	117
5,905	CETIP SA (Capital Markets)	65
9,000	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	47
65,600	Cia Vale Do Rio, ADR (Materials)	331
22,200	Cielo SA (IT Services)	314
3,900	Companhia Brasileira de Destribuicao Grupo PAO de (Food & Staples Retailing)	92
19,400	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	32
3,200	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	26
4,392	CPFL Energia SA (Electric Utilities)	27
7,000	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	22
9,130	Duratex SA (Paper & Forest Products)	21
5,400	Ecorodovias Infraestrutura E Logistica SA (Transportation Infrastructure)	14
7,300	EDP – Energias do Brasil SA (Electric Utilities)	27

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Brazil (continued)
17,400	Embraer SA (Aerospace & Defense)	$132
8,000	Estacio Participacoes SA (Diversified Consumer Services)	46
7,400	Fibria Celulose SA (Paper & Forest Products)	102
39,400	Hypermarcas SA (Personal Products) (a)	288
39,400	Itau Unibanco Holding SA, ADR (Banks)	431
74,750	Itau Unibanco Holding SA (Banks)	823
18,200	JBS SA (Food Products)	96
14,300	Klabin SA (Containers & Packaging)	88
37,140	Kroton Educacional SA (Diversified Consumer Services)	142
4,200	Localiza Rent A Car SA (Road & Rail)	42
3,550	Lojas Americanas SA (Multiline Retail)	15
3,400	Lojas Renner SA (Multiline Retail)	125
1,000	M Dias Branco SA (Food Products)	26
2,300	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	36
4,600	Natura Cosmeticos SA (Personal Products)	41
7,700	OdontoPrev SA (Health Care Providers & Services)	27
80,000	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels) (a)	362
3,300	Porto Seguro SA (Insurance)	44
6,000	Qualicorp SA (Health Care Providers & Services)	38
5,400	Raia Drogasil SA (Food & Staples Retailing)	70
9,700	Souza Cruz SA (Tobacco)	77
4,200	Sul America SA (Insurance)	21
23,000	Tim Participacoes SA (Wireless Telecommunication Services)	76
2,400	Totvs SA (Software)	30
4,700	Tractebel Energia SA (Independent Power and Renewable Electricity Producers)	51
3,100	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	21
9,800	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	207
54,500	Vale SA, ADR (Metals & Mining)^	321
35,200	Vale SA (Metals & Mining)	208
3,100	Via Varejo SA (Specialty Retail)	11
16,380	WEG SA (Machinery)	101

		7,838

	Canada — 0.58%
7,900	Alimentation Couche-Tard, Inc., Class – B (Food & Staples Retailing)	338
153,158	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)^	2,383
3,300	Canadian National Railway Co. (Road & Rail)	190
22,300	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)^	357
60,100	Centerra Gold, Inc. (Metals & Mining)	342
16,900	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	790
73,784	First Quantum Minerals Ltd. (Metals & Mining)	965
75,680	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)^	2,925
22,900	Labrador Iron Ore Royalty Corp. (Metals & Mining)^	261

Shares	Security Description	Value (000)
	Canada (continued)
9,700	Potash Corp. of Saskatchewan, Inc. (Chemicals)	$300

		8,851

	Cayman Islands — 0.11%
20,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	113
26,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	63
25,300	Chailease Holding Co. Ltd. (Diversified Financial Services)	61
147,900	China Huishan Dairy Holdings Co. Ltd. (Food Products)	34
38,000	China Mengniu Dairy Co. Ltd. (Food Products)	189
60,000	China Resources Cement Holdings Ltd. (Construction Materials)	34
7,200	Ctrip.com International, ADR (Internet & Catalog Retail) (a)	522
268,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment) (a)	62
140,000	Geely Automobile Holdings Ltd. (Automobiles)	75
24,000	Kingsoft Corp. Ltd. (Software)	81
78,000	New World China Land Ltd. (Real Estate Management & Development)	46
669,000	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) (a)	73
16,000	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	78
69,500	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	166
9,000	Zhen Ding Technology Holding Ltd. (Electronic Equipment, Instruments & Components)	32

		1,629

	Chile — 0.08%
72,544	AES Gener SA (Independent Power and Renewable Electricity Producers)	41
68,483	Aguas Andinas SA, Class – A (Water Utilities)	39
578,487	Banco de Chile SA (Banks)	63
881	Banco de Credito e Inversiones SA (Banks)	39
1,810,634	Banco Santander Chile (Banks)	92
33,567	Cencosud SA (Food & Staples Retailing)	81
225,977	Colbun SA (Independent Power and Renewable Electricity Producers)	64
4,236	Compania Cervecerias Unidas SA (Beverages)	45
3,540,169	CorpBanca SA (Banks)	39
86,054	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	120
2,621	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	29
37,407	Empresas CMPC SA (Paper & Forest Products)	102
12,338	Empresas Copec SA (Oil, Gas & Consumable Fuels)	131
498,562	Enersis SA (Electric Utilities)	159
7,969	LATAM Airlines Group SA (Airlines) (a)	57
14,509	S.A.C.I. Falabella (Multiline Retail)	101

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chile (continued)
11,609	Sonda SA (IT Services)	$24
14,053	Vina Concha y Toro SA (Beverages)	24

		1,250

	China — 2.70%
613,000	Agricultural Bank of China Ltd., H Shares (Banks) (a)	330
54,000	Air China Ltd. (Airlines)	61
98,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) (a)	49
33,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	118
60,000	AviChina Industry & Technology Co. Ltd., H Shares (Aerospace & Defense)	59
16,018	Baidu, Inc., ADR (Internet Software & Services) (a)	3,189
3,197,613	Bank of China Ltd., H Shares (Banks)	2,079
232,000	Bank of Communications Co. Ltd., H Shares (Banks)	242
38,000	BBMG Corp., H Shares (Construction Materials)	38
46,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	53
16,500	Byd Co. Ltd., H Shares (Automobiles)	99
161,000	CGN Power Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers) (b)	84
1,310,926	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets) (a)(b)	731
214,000	China CITIC Bank Corp. Ltd., H Shares (Banks) (a)	171
87,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	52
118,000	China Communications Construction Co. Ltd. (Construction & Engineering)	177
76,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	38
17,800	China Conch Venture Holdings Ltd. (Commercial Services)	41
2,240,000	China Construction Bank Corp., H Shares (Banks)	2,046
68,000	China COSCO Holdings Co. Ltd., H Shares (Marine) (a)	44
85,700	China Everbright Bank Co. Ltd., H Shares (Banks)	51
83,000	China Galaxy Securities Co., H Shares (Capital Markets) (a)	108
14,900	China International Marine Containers Group Co. Ltd., H Shares (Machinery)	38
200,000	China Life Insurance Co. Ltd., H Shares (Insurance)	871
81,000	China Longyuan Power Group Corp. (Independent Power and Renewable Electricity Producers)	90
32,000	China Medical System Holdings Ltd. (Pharmaceuticals)	45
123,500	China Merchants Bank Co. Ltd., H Shares (Banks)	360
164,100	China Minsheng Banking Corp. Ltd., H Shares (Banks)	215

Shares	Security Description	Value (000)
	China (continued)
646,110	China Mobile Ltd. (Wireless Telecommunication Services)	$8,273
80,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	76
50,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	80
190,400	China Pacific Insurance Group Co. Ltd. (Insurance)	914
670,000	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	578
69,000	China Power International Development Ltd. (Independent Power and Renewable Electricity Producers)	53
58,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	90
101,000	China Railway Group Ltd., H Shares (Construction & Engineering)	109
74,000	China Resources Land Ltd. (Real Estate Management & Development)	240
86,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	197
95,000	China Shipping Container Lines Co. Ltd., H Shares (Marine) (a)	37
38,000	China Southern Airlines Co. Ltd., H Shares (Airlines) (a)	45
386,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	227
38,300	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	94
25,400	Chongqing Changan Automobile Co. Ltd., Class – A (Automobiles)	65
77,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	62
57,000	CITIC Securities Co. Ltd., H Shares (Capital Markets)	206
2,836,382	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4,026
46,000	Cosco Pacific Ltd. (Transportation Infrastructure)	63
136,000	Country Garden Holdings Co. (Real Estate Management & Development)	60
111,100	CSR Corp. Ltd., H Shares (Machinery) (a)	170
8,800	Dalian Wanda Commercial Properties Co. Ltd., Class – H (Real Estate Investment Trusts) (b)	71
72,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	37
72,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	97
20,000	ENN Energy Holdings Ltd. (Gas Utilities)	121
28,600	GF Securities Co. Ltd., Class – H (Diversified Financial Services) (a)	73
300,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	66
93,000	Great Wall Motor Co. Ltd., H Shares (Automobiles)	455
58,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	54
19,000	Haitian International Holdings Ltd. (Machinery)	45

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
65,200	Haitong Securities Co. Ltd., H Shares (Capital Markets)	$172
44,000	Huadian Power International Corp. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	49
88,000	Huaneng Power International, Inc., H Shares (Independent Power and Renewable Electricity Producers)	122
82,000	Huaneng Renewables Corp. Ltd., Class – H (Electric Utilities)	33
22,600	Huatai Securities Co. Ltd., Class – H (Diversified Financial Services) (a)(b)	64
2,276,808	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	1,809
25,900	Inner Mongolia Yitai Coal Co. Ltd., B Shares (Oil, Gas & Consumable Fuels)	37
8,700	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	494
2,411	JD.com, Inc., ADR (Internet & Catalog Retail) (a)	82
36,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	47
34,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	57
40,500	Longfor Properties (Real Estate Management & Development)	64
26,200	Luye Pharma Group Ltd. (Pharmaceuticals) (a)	28
22,000	New China Life Insurance Co. Ltd., H Shares (Insurance)	131
163,000	People’s Insurance Co. Group of China Ltd., H Shares (Insurance)	104
572,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	638
308,500	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	703
183,739	Ping An Insurance Group Co. of China (Insurance)	2,482
48,000	Shandong Weigao Group Medical Polymer Co. Ltd. (Health Care Equipment & Supplies)	36
78,000	Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)	64
77,000	Shanghai Fosun Pharmaceutical (Group) Co. Ltd., H Shares (Pharmaceuticals)	285
15,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	51
19,700	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	55
36,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	72
112,500	Shui On Land Ltd. (Real Estate Management & Development)	32
32,000	Sinopec Engineering Group Co. Ltd., H Shares (Construction & Engineering)	30
106,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals) (a)	58
31,200	Sinopharm Group Co. (Health Care Providers & Services)	139
41,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	27

Shares	Security Description	Value (000)
	China (continued)
53,000	Soho China Ltd. (Real Estate Management & Development)	$35
51,000	Sun Art Retail Group Ltd. (Food & Staples Retailing)	46
41,000	Sunac China Holdings Ltd. (Real Estate Investment Trusts)	45
220,535	Tencent Holdings Ltd. (Internet Software & Services)	4,401
10,000	Tsingtao Brewery Co. Ltd. (Beverages)	61
156,000	Want Want China Holdings Ltd. (Food Products)	165
14,000	Weichai Power Co. Ltd. (Machinery)	47
48,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	38
42,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	58
14,500	Zhuzhou CSR Times Electric Co. Ltd. (Electrical Equipment)	108
174,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	61
18,240	ZTE Corp., H Shares (Communications Equipment)	46

		41,239

	Colombia — 0.03%
5,141	Almacenes Exito SA (Food & Staples Retailing)	45
2,681	Banco Davivienda SA (Banks)	28
10,169	Cementos Argos SA (Construction Materials)	36
2,210	Corporacion Financiera Colombiana SA (Diversified Financial Services)	31
123,608	Ecopetrol SA (Oil, Gas & Consumable Fuels)	82
7,583	Grupo Argos SA (Construction Materials)	49
6,252	Grupo de Inversiones Suramericana (Diversified Financial Services)	88
9,604	Interconexion Electrica SA (Electric Utilities)	28
23,886	ISAGEN SA ESP (Electric Utilities)	25

		412

	Czech Republic — 0.01%
4,336	CEZ A/S (Electric Utilities)	101
450	Komercni Banka A/S (Banks)	100

		201

	Denmark — 1.29%
1,129	A.P. Moller – Maersk A/S, Class – A (Marine)	1,983
3,828	A.P. Moller – Maersk A/S, Class – B (Marine)	6,934
115,441	Danske Bank A/S (Banks)	3,396
14,713	Genmab A/S (Biotechnology) (a)	1,280
65,101	ISS A/S (Commercial Services & Supplies)	2,148
31,987	Novo Nordisk A/S, Class – B (Pharmaceuticals)	1,743
248,110	TDC A/S (Diversified Telecommunication Services)	1,820
18,393	Tryg A/S (Insurance)	383

		19,687

	Egypt — 0.01%
20,933	Commercial International Bank Egypt SAE (Banks)	155
65,910	Orascom Telecom Holding SAE (Wireless Telecommunication Services) (a)	22

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Egypt (continued)
25,953	Talaat Moustafa Group (Real Estate Management & Development)	$30

		207

	Finland — 0.53%
16,474	Elisa Oyj (Diversified Telecommunication Services)	522
50,234	Fortum Oyj (Electric Utilities)	893
27,107	Metso Oyj (Machinery)	745
26,281	Nokian Renkaat Oyj (Auto Components)	823
23,314	Orion Oyj, Class – B (Pharmaceuticals)	816
43,662	Sampo Oyj, A Shares (Insurance)	2,056
124,861	UPM-Kymmene Oyj (Paper & Forest Products)	2,208

		8,063

	France — 8.02%
213,446	AXA SA (Insurance)	5,385
73,995	BNP Paribas (Banks)	4,467
57,391	Bouygues SA (Construction & Engineering)	2,145
16,459	Casino Guichard-Perrachon SA (Food & Staples Retailing)	1,247
13,301	CNP Assurances (Insurance)	222
106,546	Compagnie de Saint-Gobain (Building Products)	4,783
10,327	Danone SA (Food Products)	668
45,838	Edenred (Commercial Services & Supplies)	1,133
17,329	Electricite de France SA (Electric Utilities)	386
2,378	Essilor International SA (Health Care Equipment & Supplies)	284
41,055	Eutelsat Communications (Media)	1,325
3,431	Fonciere des Regions (Real Estate Investment Trusts)	292
295,308	GDF Suez (Multi-Utilities)	5,477
3,340	Gecina SA (Real Estate Investment Trusts)	412
4,406	Icade (Real Estate Investment Trusts)	315
7,066	JC Decaux SA (Media)	295
19,238	Klepierre (Real Estate Investment Trusts)	846
30,819	Lagardere SCA (Media)	899
69,595	Legrand SA (Electrical Equipment)	3,907
10,625	L’Oreal SA (Personal Products)	1,895
11,359	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	1,990
52,042	Natixism SA (Banks)	374
19,134	Numericable – SFR (Media) (a)	1,014
276,761	Orange (Diversified Telecommunication Services)	4,260
19,571	Pernod Ricard SA (Beverages)^	2,260
7,465	Renault SA (Automobiles)	777
63,103	Rexel SA (Trading Companies & Distributors)	1,017
11,748	Safran SA (Aerospace & Defense)	796
223,128	Sanofi-Aventis (Pharmaceuticals)	21,947
82,295	Schneider Electric SA (Electrical Equipment)	5,681
11,200	SCOR SE (Insurance)	395
9,500	Societe Generale (Banks)	443
19,419	Suez Environnement Co. (Multi-Utilities)	361
70,922	Technip SA (Energy Equipment & Services)	4,389
391,098	Total SA (Oil, Gas & Consumable Fuels)	18,995

Shares	Security Description	Value (000)
	France (continued)
11,958	Unibail-Rodamco SE (Real Estate Investment Trusts)	$3,021
24,851	Veolia Environnement (Multi-Utilities)	507
136,447	Vinci SA (Construction & Engineering)	7,891
271,385	Vivendi (Media)	6,844
92,607	Zodiac Aerospace (Aerospace & Defense)	3,014

		122,359

	Germany — 6.88%
30,749	Allianz SE (Insurance)	4,788
7,982	Axel Springer AG (Media)	419
130,273	BASF SE (Chemicals)	11,446
60,642	Bayer AG (Pharmaceuticals)	8,487
90,042	Bayerische Motoren Werke AG (Automobiles)	9,854
17,466	Beiersdorf AG (Personal Products)	1,463
5,590	Brenntag AG (Trading Companies & Distributors)	320
222,428	Daimler AG (Automobiles)	20,243
61,974	Deutsche Bank AG (Capital Markets)	1,862
9,674	Deutsche Boerse AG (Diversified Financial Services)	801
208,292	Deutsche Post AG (Air Freight & Logistics)	6,084
309,536	Deutsche Telekom AG (Diversified Telecommunication Services)	5,331
38,304	Deutsche Wohnen AG (Real Estate Management & Development)	878
90,607	E.ON AG (Multi-Utilities)	1,207
9,000	ElringKlinger AG (Auto Components)	242
5,598	Freenet AG (Wireless Telecommunication Services)	189
3,264	Hannover Rueckversicherung AG (Insurance)	316
11,822	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	1,321
15,107	Lanxess AG (Chemicals)	891
36,010	Linde AG (Chemicals)	6,820
6,041	MAN SE (Machinery)	622
28,649	Metro AG (Hypermarkets & Super Centers)	903
11,017	GEA Group AG (Machinery)	491
5,070	MTU Aero Engines Holding AG (Aerospace & Defense)	477
9,203	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	1,631
49,462	ProSiebenSat.1 Media AG (Media)	2,442
24,572	RWE AG (Multi-Utilities)	528
43,583	SAP AG (Software)	3,041
111,420	Siemens AG (Industrial Conglomerates)	11,221
28,306	TAG Immobilien AG (Real Estate Management & Development)	331
52,773	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	304

		104,953

	Greece — 0.02%
107,214	Alpha Bank AE (Banks) (a)*	32
217,770	Eurobank Ergasias SA (Banks) (a)*	29
878	Folli Follie SA (Specialty Retail)*	22
7,230	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)*	61
2,958	JUMBO SA (Specialty Retail)*	22

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Greece (continued)
40,545	National Bank of Greece SA (Banks) (a)*	$45
6,479	Opap SA (Hotels, Restaurants & Leisure)*	52
58,688	Piraeus Bank SA (Banks) (a)*	22
1,466	Titan Cement Co. SA (Construction Materials)*	33

		318

	Hong Kong — 2.86%
1,062,980	AIA Group Ltd. (Insurance) (b)	6,959
270,000	Alibaba Pictures Group Ltd. (Media) (a)	105
95,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	719
126,000	Belle International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	145
454,055	BOC Hong Kong (Holdings) Ltd. (Banks)	1,893
84,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	131
113,759	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	884
68,000	China Agri-Industries Holdings Ltd. (Food Products) (a)	39
285,000	China Everbright International Ltd. (Commercial Services & Supplies)	511
26,000	China Everbright Ltd. (Capital Markets)	90
40,000	China Gas Holdings Ltd. (Gas Utilities)	64
588,330	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,524
112,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	395
32,000	China Resources Enterprises Ltd. (Food & Staples Retailing)	103
26,000	China Resources Gas Group Ltd. (Gas Utilities)	77
48,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	134
46,000	China State Construction International Holdings Ltd. (Construction & Engineering)	83
41,600	China Taiping Insurance Holdings Co. Ltd. (Insurance) (a)	149
158,000	China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	249
58,000	CITIC Pacific Ltd. (Industrial Conglomerates)	104
175,593	CLP Holdings Ltd. (Electric Utilities)	1,492
110,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	109
124,000	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)	74
46,000	Far East Horizon Ltd. (Diversified Financial Services)	44
194,000	First Pacific Co. Ltd. (Food & Staples Retailing)	164
48,500	Fosun International Ltd. (Metals & Mining)	114
114,000	Franshion Properties China Ltd. (Real Estate Management & Development) (a)	41
34,000	Goldin Properties Holdings Ltd. (Holding Companies – Diversified) (a)	36
74,000	Guangdong Investment Ltd. (Water Utilities)	104
28,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development) (a)	35

Shares	Security Description	Value (000)
	Hong Kong (continued)
30,000	Haier Electronics Group Co. Ltd. (Household Durables) (a)	$81
334,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment) (a)	168
448,675	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,334
76,806	Hang Seng Bank Ltd. (Banks)	1,501
19,500	Hengan International Group Co. Ltd. (Personal Products)	232
798,680	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	940
105,000	Hysan Development Co. (Real Estate Management & Development)	455
128,500	Kerry Properties Ltd. (Real Estate Management & Development)	504
174,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	241
1,956,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	1,552
7,900	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	155
253,374	MTR Corp. Ltd. (Road & Rail)	1,180
1,030,483	New World Development Co. Ltd. (Real Estate Management & Development)	1,348
806,000	PCCW Ltd. (Diversified Telecommunication Services)	481
138,224	Power Assets Holdings Ltd. (Electric Utilities)	1,261
88,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	102
507,205	Sino Land Co. Ltd. (Real Estate Management & Development)	848
100,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	76
789,483	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)^	856
327,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	5,302
138,208	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	1,738
125,604	The Bank of East Asia Ltd. (Banks)	549
509,908	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	2,987
303,970	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	2,023
48,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	98
166,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	36

		43,619

	Hungary — 0.02%
867	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	44
6,307	OTP Bank Nyrt PLC (Banks)	126
4,016	Richter Gedeon Nyrt (Pharmaceuticals)	60

		230

	India — 0.02%
15,080	Infosys Ltd., ADR (IT Services)	239

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia — 0.16%
124,800	Media Nusantara Citra (Media)	$18
356,700	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	20
11,700	PT Astra Agro Lestari Tbk (Food Products)	20
521,600	PT Astra International Tbk (Automobiles)	277
340,200	PT Bank Central Asia Tbk (Banks)	346
80,700	PT Bank Danamon Indonesia Tbk (Banks)	26
258,800	PT Bank Mandiri Tbk (Banks)	195
194,400	PT Bank Negara Indonesia Persero Tbk (Banks)	77
308,600	PT Bank Rakyat Indonesia Persero Tbk (Banks)	240
206,500	PT Bumi Serpong Damai (Real Estate Management & Development)	26
218,400	PT Charoen Pokphand Indonesia Tbk (Food Products)	45
210,300	PT Global MediaCom Tbk (Media)	18
14,000	PT Gudang Garam Tbk (Tobacco)	47
37,800	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	59
34,100	PT Indofood CBP Sukses Makmur Tbk (Food Products)	32
130,600	PT Indofood Sukses Makmur Tbk (Food Products)	65
40,800	PT Jasa Marga Persero Tbk (Transportation Infrastructure)	17
668,300	PT Kalbe Farma Tbk (Pharmaceuticals)	84
590,300	PT Lippo Karawaci Tbk (Real Estate Management & Development)	52
54,000	PT Matahari Department Store Tbk (Multiline Retail)	67
299,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	97
78,900	PT Semen Gresik (Persero) Tbk (Construction Materials)	71
195,600	PT Summarecon Agung Tbk (Real Estate Investment Trusts)	24
128,800	PT Surya Citra Media Tbk (Media)	28
24,700	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	16
1,339,600	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	295
55,400	PT Tower Bersama Infrastructure Tbk (Wireless Telecommunication Services) (a)	38
40,300	PT Unilever Indonesia Tbk (Household Products)	119
42,800	PT United Tractors Tbk (Machinery)	65
80,800	PT XL Axiata Tbk (Diversified Telecommunication Services) (a)	22

		2,506

	Ireland — 0.28%
1,410,696	Bank of Ireland (Banks) (a)	570
87,371	CRH PLC (Construction Materials)	2,466
17,057	Ryanair Holdings PLC, ADR (Airlines)	1,217

		4,253

	Ireland (Republic of) — 0.33%
67,402	Medtronic PLC (Health Care Equipment & Supplies)	4,994

Shares	Security Description	Value (000)
	Israel — 0.44%
73,834	Bank Leumi Le-Israel (Banks) (a)	$312
285,326	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	486
1,259	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	372
141,413	Israel Chemicals Ltd. (Chemicals)	989
73,805	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	4,368
595	The Israel Corp. Ltd. (Chemicals)	210

		6,737

	Italy — 0.82%
62,344	Atlantia SpA (Transportation Infrastructure)	1,540
248,385	Enel SpA (Electric Utilities)	1,125
386,911	Eni SpA (Oil, Gas & Consumable Fuels)	6,867
54,186	Intesa Sanpaolo SpA (Banks)	173
156,653	Mediaset SpA (Media)	753
80,969	Snam Rete Gas SpA (Gas Utilities)	385
712,326	Telecom Italia SpA (Diversified Telecommunication Services) (a)	903
480,977	Telecom Italia SpA (Diversified Telecommunication Services)	491
60,159	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	266

		12,503

	Japan — 18.74%
149,486	Aeon Co. Ltd. (Food & Staples Retailing)	2,123
6,861	Aeon Credit Service Co. Ltd. (Consumer Finance)	191
46,724	Aisin Seiki Co. Ltd. (Auto Components)	1,989
69,162	Aozora Bank Ltd. (Banks)	261
248,229	Asahi Glass Co. Ltd. (Building Products)	1,491
17,880	Benesse Holdings, Inc. (Diversified Consumer Services)	449
144,711	Bridgestone Corp. (Auto Components)	5,354
52,500	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	744
278,810	Canon, Inc. (Technology Hardware, Storage & Peripherals)	9,074
1,100	COSMOS Pharmaceutical Corp. (Food & Staples Retailing)	149
139,577	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,442
46,163	Daihatsu Motor Co. Ltd. (Automobiles)	658
163,678	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	3,028
8,079	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	837
67,450	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	1,573
93,000	Daiwa Securities Group, Inc. (Investment Banking & Brokerage)	697
132,000	Denso Corp. (Auto Components)	6,576
50,000	East Japan Railway Co. (Road & Rail)	4,498
63,857	Eisai Co. Ltd. (Pharmaceuticals)	4,287
5,600	EXEDY Corp. (Auto Components)	140
14,559	FamilyMart Co. Ltd. (Food & Staples Retailing)	670
47,800	Fanuc Ltd. (Machinery)	9,796
48,886	Fukuoka Financial Group, Inc. (Banks)	254

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
52,200	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	$1,540
3,896	Hikari Tsushin, Inc. (Specialty Retail)	263
25,141	Hitachi Construction Machinery Co. Ltd. (Machinery)	440
1,912,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	12,607
10,541	Hokuriku Electric Power Co. (Electric Utilities)	157
381,736	Honda Motor Co. Ltd. (Automobiles)	12,357
2,300	Hoshizaki Electric Co. Ltd. (Machinery)	135
26,800	IBIDEN Co. Ltd. (Electronic Equipment, Instruments & Components)	453
20,698	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	406
518,000	IHI Corp. (Machinery)	2,413
37,830	Iida Group Holdings Co. Ltd. (Household Durables)	603
394,217	ITOCHU Corp. (Trading Companies & Distributors)	5,209
12,000	ITOCHU Techno-Solutions Corp. (IT Services)	299
99	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)^	308
140	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	636
289	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	578
282,209	Japan Tobacco, Inc. (Tobacco)	10,056
109,500	JFE Holdings, Inc. (Metals & Mining)	2,431
112,000	JGC Corp. (Construction & Engineering)	2,116
63,379	JS Group Corp. (Building Products)	1,259
44,254	JSR Corp. (Chemicals)	783
565,106	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,440
73,570	Kaneka Corp. (Chemicals)	538
408,000	Kawasaki Heavy Industries Ltd. (Machinery)	1,904
501,600	KDDI Corp. (Wireless Telecommunication Services)	12,108
3,820	Keyence Corp. (Electronic Equipment, Instruments & Components)	2,062
210,963	Kirin Holdings Co. Ltd. (Beverages)	2,907
688,986	Kobe Steel Ltd. (Metals & Mining)	1,160
367,445	Komatsu Ltd. (Machinery)	7,377
23,447	Konami Corp. (Software)	436
27,000	Kubota Corp. (Machinery)	428
83,284	Kuraray Co. Ltd. (Chemicals)	1,019
28,221	Kurita Water Industries Ltd. (Machinery)	658
15,494	Lawson, Inc. (Food & Staples Retailing)	1,061
442,216	Marubeni Corp. (Trading Companies & Distributors)	2,538
12,287	Maruichi Steel Tube Ltd. (Metals & Mining)	305
371,445	Mitsubishi Corp. (Trading Companies & Distributors)	8,171
90,018	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	505
249,204	Mitsubishi Materials Corp. (Metals & Mining)	957

Shares	Security Description	Value (000)
	Japan (continued)
54,226	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	$813
877,205	Mitsubishi UFJ Financial Group, Inc. (Banks)	6,307
429,088	Mitsui & Co. Ltd. (Trading Companies & Distributors)	5,830
1,285,877	Mizuho Financial Group, Inc. (Banks)	2,785
9,400	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,641
81,167	NGK Insulators Ltd. (Machinery)	2,093
2,000	Nidec Corp. (Electronic Equipment, Instruments & Components)	150
299,699	Nikon Corp. (Household Durables)	3,467
158	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	693
93,423	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	473
171	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	315
105,962	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	3,839
361,000	Nippon Yusen Kabushiki Kaisha (Marine)	1,006
670,254	Nissan Motor Co. Ltd. (Automobiles)	6,984
202,200	Nomura Holdings, Inc. (Investment Banking & Brokerage)	1,373
13,911	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	292
6,900	NSK Ltd. (Machinery)	107
211,425	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	4,050
200,822	Oji Paper Co. Ltd. (Paper & Forest Products)	873
83,000	Olympus Corp. (Health Care Equipment & Supplies)	2,869
600	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	66
17,282	Oracle Corp. Japan (Software)	723
116,712	Osaka Gas Co. Ltd. (Gas Utilities)	461
90,915	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	2,900
24,684	Park24 Co. Ltd. (Commercial Services & Supplies)	423
7,800	Recruit Holdings Co. Ltd. (Professional Services)	238
126,138	Resona Holdings, Inc. (Banks)	689
212,283	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,203
4,600	Rinnai Corp. (Household Durables)	363
700	Rohm Co. Ltd. (Semiconductors)	47
3,600	Ryohin Keikaku Co. (Multiline Retail)	698
13,315	Sankyo Co. Ltd. (Leisure Products)	472
41,400	Sega Sammy Holdings, Inc. (Leisure Products)	541
102,793	Sekisui Chemical Co. Ltd. (Household Durables)	1,263
131,552	Sekisui House Ltd. (Household Durables)	2,090
4,100	Shimano, Inc. (Leisure Products)	560
37,100	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,303
43,894	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	384
2,800	SMC Corp. (Machinery)	844
28,500	SoftBank Corp. (Wireless Telecommunication Services)	1,679

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
10,208	Sony Financial Holdings, Inc. (Insurance)	$179
279,986	Sumitomo Corp. (Trading Companies & Distributors)	3,258
119,226	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	1,816
180,348	Sumitomo Mitsui Financial Group, Inc. (Banks)	8,045
184,832	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	847
42,291	Sumitomo Rubber Industries Ltd. (Auto Components)	656
7,900	Sysmex Corp. (Health Care Equipment & Supplies)	471
194,811	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	9,411
17,342	The Chugoku Electric Power Co., Inc. (Electric Utilities)	253
25,210	The Yokohama Rubber Co. Ltd. (Auto Components)	506
69,981	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	651
9,100	Topcon Corp. (Electronic Equipment, Instruments & Components)	219
134,522	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	1,126
15,562	Toyoda Gosei Co. Ltd. (Auto Components)	376
423,903	Toyota Motor Corp. (Automobiles)	28,415
48,370	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,298
37,627	Trend Micro, Inc. (Software)	1,289
278	United Urban Investment Corp. (Real Estate Investment Trusts)	393
42,119	West Japan Railway Co. (Road & Rail)	2,697
227,200	Yahoo Japan Corp. (Internet Software & Services)	917
5,700	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	110

		285,744

	Jersey — 0.18%
176,893	Glencore International PLC (Metals & Mining)	709
90,235	WPP PLC (Media)	2,022

		2,731

	Korea, Republic Of — 0.02%
700	Cheil Industries, Inc. (Industrial Conglomerates) (a)	111
109	Hanmi Pharm Co. Ltd. (Pharmaceuticals) (a)	46
225	Hanssem Co. Ltd. (Household Durables)	57
588	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	62

		276

	Liberia — 0.04%
7,652	Royal Caribbean Cruises Ltd. (Hotels, Resorts & Cruise Lines)	602

	Luxembourg — 0.33%
6,840	RTL Group (Media)	618
104,204	SES – FDR, Class – A (Media)	3,500

Shares	Security Description	Value (000)
	Luxembourg (continued)
67,423	Tenaris SA (Energy Equipment & Services)	$908

		5,026

	Malaysia — 0.22%
40,200	Airasia Berhad (Airlines)	16
30,000	Alliance Financial Group Berhad (Banks)	35
48,300	AMMB Holdings Berhad (Banks)	77
46,300	Astro Malaysia Holdings Berhad (Media)	38
70,200	Axiata Group Berhad (Wireless Telecommunication Services)	119
21,897	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	19
3,800	British American Tobacco Malaysia Berhad (Tobacco)	62
49,800	Bumi Armada Berhad (Energy Equipment & Services)	15
142,200	CIMB Group Holdings Berhad (Banks)	206
92,736	Dialog Group Berhad (Construction & Engineering)	39
89,200	DiGi.Com Berhad (Wireless Telecommunication Services)	128
25,500	Felda Global Ventures Holdings Berhad (Food Products)	11
40,000	Gamuda Berhad (Construction & Engineering)	50
59,500	Genting Berhad (Hotels, Restaurants & Leisure)	127
85,400	Genting Malaysia Berhad (Hotels, Restaurants & Leisure)	95
7,800	Genting Plantations Berhad (Food Products)	20
14,500	Hong Leong Bank Berhad (Banks)	52
6,900	Hong Leong Financial Group Berhad (Banks)	28
67,200	Ihh Healthcare Berhad (Health Care Providers & Services) (a)	101
38,300	IJM Corp. Berhad (Construction & Engineering)	66
70,400	IOI Corp. Berhad (Food Products)	76
39,800	IOI Properties Group Berhad (Real Estate Management & Development)	20
10,700	Kuala Lumpur Kepong Berhad (Food Products)	61
11,600	Lafarge Malayan Cement Berhad (Construction Materials)	26
122,900	Malayan Banking Berhad (Banks)	298
15,900	Malaysia Airports holdings Berhad (Transportation Infrastructure)	26
55,600	Maxis Berhad (Wireless Telecommunication Services)	94
31,700	MISC Berhad (Marine)	65
76,600	Petronas Chemicals Group Berhad (Chemicals)	128
7,000	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	38
18,000	Petronas Gas Berhad (Gas Utilities)	101
13,300	PPB Group Berhad (Food Products)	53
71,600	Public Bank Berhad (Banks)	356
18,900	RHB Capital Berhad (Banks)	37
97,700	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	61
81,000	Sime Darby Berhad (Industrial Conglomerates)	183
29,200	Telekom Malaysia Berhad (Diversified Telecommunication Services)	51
90,100	Tenega Nasional Berhad (Electric Utilities)	302
16,100	UMW Holdings Berhad (Automobiles)	43

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
17,900	Westports Holding Berhad (Commercial Services)	$20
128,000	YTL Corp. Berhad (Multi-Utilities)	52
49,200	YTL Power International Berhad (Multi-Utilities)	21

		3,416

	Malta — 0.01%
8,581	Brait SE (Capital Markets)	87

	Mexico — 0.47%
78,900	Alfa SAB de CV, Class – A (Industrial Conglomerates)	151
873,900	America Movil SAB de CV (Wireless Telecommunication Services)	934
9,700	Arca Continental SAB de CV (Beverages)	55
21,112	Cemex SAB de CV, ADR (Construction Materials) (a)	193
340,667	Cemex SAB de CV (Construction Materials) (a)	313
11,900	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	95
33,200	Compartamos SAB de CV (Consumer Finance)	59
12,400	Controladora Comercial Mexicana SAB de CV (Food & Staples Retailing)	39
5,400	El Puerto de Liverpool SAB de CV, Class – C1 (Multiline Retail)	62
61,200	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	146
47,900	Fomento Economico Mexicano SAB de CV (Beverages)	427
4,800	Gruma, S.A.B de CV, Class – B (Food Products)	62
9,100	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	62
6,200	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	89
45,900	Grupo Bimbo SAB de CV (Food Products) (a)	118
16,100	Grupo Carso SAB de CV, Series A1 (Industrial Conglomerates)	67
10,900	Grupo Comercial Chedraui SAB de CV (Food & Staples Retailing)	31
68,700	Grupo Financiero Banorte SAB de CV (Banks)	378
67,200	Grupo Financiero Inbursa, SAB de CV, Class – O (Banks)	152
43,800	Grupo Financiero Santander Mexico SAB de CV, B Shares (Banks)	81
14,800	Grupo Lala SAB de CV (Food Products)	31
102,700	Grupo Mexico SAB de CV, Series B (Metals & Mining)	309
56,639	Grupo Televisa SA, ADR (Media)	2,199
65,900	Grupo Televisa SAB de CV (Media)	512
3,610	Industrias Penoles SAB de CV (Metals & Mining)	59
35,800	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	77
26,900	Mexichem SAB de CV (Chemicals)	78
17,300	Ohl Mexico SAB de CV (Transportation Infrastructure) (a)	22
7,200	Promotora y Operadora de Infraestructura SAB de CV (Construction & Engineering) (a)	77

Shares	Security Description	Value (000)
	Mexico (continued)
135,800	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	$332

		7,210

	Netherlands — 2.70%
39,032	AEGON NV (Insurance)	286
14,459	Airbus Group NV (Aerospace & Defense)	938
119,483	Akzo Nobel NV (Chemicals)	8,694
50,711	ASML Holding NV (Semiconductors & Semiconductor Equipment)	5,240
5,261	ASML Holding NV, NYS (Semiconductors & Semiconductor Equipment)	548
5,279	Delta Lloyd NV (Insurance)	87
13,447	Gemalto NV (Software)	1,197
1,387	Heineken NV (Beverages)	105
16,608	ING Groep NV (Banks)	274
85,306	Koninklijke Ahold NV (Food & Staples Retailing)	1,598
6,617	Koninklijke Boskalis Westminster NV (Construction & Engineering)	324
31,142	Koninklijke DSM NV (Chemicals)	1,805
87,126	Koninklijke Philips Electronics NV (Industrial Conglomerates)	2,216
4,933	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	249
2,760	NN Group NV (Insurance)	78
8,845	Randstad Holding NV (Professional Services)	576
296,863	Reed Elsevier NV (Media)	7,040
4,300	Sensata Technologies Holding NV (Electrical Equipment) (a)	227
266,410	TNT NV (Air Freight & Logistics) (a)	1,184
184,852	Unilever NV (Food Products)	7,697
25,863	Wolters Kluwer NV (Media)	768

		41,131

	New Zealand — 0.03%
55,400	Infratil Ltd. (Electric Utilities)	119
41,981	Meridian Energy Ltd. (Electric Utilities) (a)	61
180,824	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	342

		522

	Norway — 0.57%
30,391	DNB ASA (Banks)	507
10,983	Gjensidige Forsikring ASA (Insurance)	177
181,084	Orkla ASA (Food Products)	1,426
258,968	Statoil ASA (Oil, Gas & Consumable Fuels)	4,630
86,078	Telenor ASA (Diversified Telecommunication Services)	1,887

		8,627

	Papua New Guinea — 0.04%
104,432	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	574

	Peru — 0.02%
5,500	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	57
1,800	Credicorp Ltd. (Banks)	250

		307

	Philippines — 0.10%
56,900	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	73

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Philippines (continued)
38,300	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	$39
60,300	Alliance Global Group, Inc. (Industrial Conglomerates)	29
5,390	Ayala Corp. (Diversified Financial Services)	94
194,900	Ayala Land, Inc. (Real Estate Management & Development)	161
22,490	Bank of the Philippine Islands (Banks)	47
39,960	BDO Unibank, Inc. (Banks)	97
115,800	DMCI Holdings, Inc. (Industrial Conglomerates)	34
248,700	Energy Development Corp. (Independent Power and Renewable Electricity Producers)	41
1,060	Globe Telecom, Inc. (Wireless Telecommunication Services)	59
1,745	GT Capital Holdings, Inc. (Investment Companies)	53
15,140	International Container Terminal Services, Inc. (Transportation Infrastructure)	37
70,900	JG Summit Holdings, Inc. (Industrial Conglomerates)	114
12,380	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	54
346,000	Megaworld Corp. (Real Estate Management & Development)	37
324,000	Metro Pacific Investments Corp. (Diversified Financial Services)	34
4,480	Metropolitan Bank & Trust Co. (Banks)	9
2,425	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	151
4,130	SM Investments Corp. (Industrial Conglomerates)	82
224,100	SM Prime Holdings, Inc. (Real Estate Management & Development)	99
25,390	Universal Robina Corp. (Food Products)	109

		1,453

	Poland — 0.10%
1,346	Alior Bank SA (Banks) (a)	32
971	Bank Handlowy w Warszawie SA (Banks)	26
13,300	Bank Millennium SA (Banks) (a)	23
3,397	Bank Pekao SA (Banks)	163
969	Bank Zachodni WBK SA (Banks) (a)	88
483	CCC SA (Textiles, Apparel & Luxury Goods)	22
5,459	Cyfrowy Polsat SA (Media) (a)	34
6,568	Enea SA (Electric Utilities)	28
8,072	Energa SA (Electric Utilities)	49
1,813	Eurocash SA (Food & Staples Retailing)	18
22,044	Getin Nobel Bank SA (Banks) (a)	8
1,261	Grupa Azoty SA (Chemicals) (a)	28
2,309	Grupa Lotos SA (Oil, Gas & Consumable Fuels) (a)	18
3,832	KGHM Polska Miedz SA (Metals & Mining)	109
29	LPP SA (Textiles, Apparel & Luxury Goods)	52
439	MBank SA (Banks) (a)	48
21,551	PGE SA (Electric Utilities)	106
8,827	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	174
52,480	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	92

Shares	Security Description	Value (000)
	Poland (continued)
22,842	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	$188
1,552	Powszechny Zaklad Ubezpieczen SA (Insurance)	179
16,485	Synthos SA (Chemicals) (a)	20
23,349	Tauron Polska Energia SA (Electric Utilities)	27
19,720	Telekomunikacja Polska SA (Diversified Telecommunication Services)	43

		1,575

	Portugal — 0.07%
283,815	EDP – Energias de Portugal SA (Electric Utilities)	1,077

	Qatar — 0.07%
2,648	Barwa Real Estate Co. (Real Estate Management & Development)	39
4,072	Doha Bank Qsc (Banks)	59
15,787	Ezdan Real Estate Co. QSC (Real Estate Investment Trusts)	78
1,472	Gulf International Services QSC (Energy Equipment & Services)	32
4,122	Industries Qatar Q.S.C. (Industrial Conglomerates)	163
10,143	Masraf Al Rayan (Banks)	130
2,222	Ooredoo Qsc (Diversified Telecommunication Services)	53
760	Qatar Electricity & Water Co. (Multi-Utilities)	48
1,997	Qatar Insurance Co. (Insurance)	53
1,950	Qatar Islamic Bank (Banks)	58
4,543	Qatar National Bank (Banks)	240
1,584	The Commercial Bank of Qatar QSC (Banks)	24
11,887	Vodafone Qatar (Wireless Telecommunication Services) (a)	54

		1,031

	Russia — 0.28%
47,400	ALROSA AO (Metals & Mining)	54
3,371,000	Federal Hydrogenerating Co. (Electric Utilities)	34
312,687	Gazprom OAO (Oil, Gas & Consumable Fuels)	829
10,545	LUKOIL OAO, ADR (Oil, Gas & Consumable Fuels)	474
13,424	LUKOIL OAO (Oil, Gas & Consumable Fuels)	602
7,098	Magnit OJSC,, Registered Shares, GDR (Food & Staples Retailing)	395
2,606	MegaFon OAO, GDR (Wireless Telecommunication Services)	36
1,420	MMC Norilsk Nickel PJSC (Metals & Mining)	245
14,600	Mobile TeleSystems OJSC, ADR (Wireless Telecommunication Services)	143
2,433	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	248
32,700	Rosneft Oil (Oil, Gas & Consumable Fuels)	138
18,370	Rostelecom OJSC (Diversified Telecommunication Services)	30
283,390	Sberbank of Russia (Banks)	373
5,750	Severstal (Metals & Mining)	62
5,220	Sistema JSFC, GDR (Wireless Telecommunication Services)	46

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
174,100	Surgutneftegas (Oil, Gas & Consumable Fuels)	$105
37,900	Tatneft, Class – S (Oil, Gas & Consumable Fuels)	204
23,110	Uralkali OJSC (Chemicals)	61
135,270,000	VTB Bank OJSC (Banks) (a)	194

		4,273

	Singapore — 1.27%
441,572	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	807
425,744	CapitaCommercial Trust (Real Estate Investment Trusts)	493
506,115	CapitaMall Trust (Real Estate Investment Trusts)	808
20,298	DBS Group Holdings Ltd. (Banks)	312
1,843,341	Hutchison Port Holdings Trust (Transportation Infrastructure)	1,161
608,099	Keppel Corp. Ltd. (Industrial Conglomerates)	3,712
93,508	Olam International Ltd. (Food & Staples Retailing)	131
384,800	SembCorp Industries Ltd. (Industrial Conglomerates)	1,112
349,217	SembCorp Marine Ltd. (Machinery)^	737
514,181	Singapore Press Holdings Ltd. (Media)	1,558
417,527	Singapore Tech Engineering (Aerospace & Defense)	1,023
1,835,079	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	5,737
126,126	StarHub Ltd. (Wireless Telecommunication Services)	370
494,880	Suntec REIT (Real Estate Investment Trusts)	634
765,036	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	804

		19,399

	South Africa — 0.58%
43,895	African Bank Investments Ltd. (Diversified Financial Services) (a)	—
1,865	African Rainbow Minerals Ltd. (Metals & Mining)	13
1,170	Anglo Platinum Ltd. (Metals & Mining) (a)	26
10,095	AngloGold Ashanti Ltd. (Metals & Mining) (a)	92
8,929	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	264
9,306	Barclays Africa Group Ltd. (Banks)	140
5,507	Barloworld Ltd. (Trading Companies & Distributors)	44
8,487	Bidvest Group Ltd. (Industrial Conglomerates)	215
673	Capitec Bank Holdings Ltd. (Diversified Financial Services)	27
6,365	Coronation Fund Managers Ltd. (Capital Markets)	43
9,742	Discovery Ltd. (Insurance)	101
3,474	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	25

Shares	Security Description	Value (000)
	South Africa (continued)
90,045	FirstRand Ltd. (Diversified Financial Services)	$395
23,078	Gold Fields Ltd. (Metals & Mining)	74
60,718	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	132
5,395	Hyprop Investments Ltd. (Real Estate Management & Development)	54
14,854	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	66
5,145	Imperial Holdings Ltd. (Distributors)	79
6,725	Investec Ltd. (Capital Markets)	61
1,805	Kumba Iron Ore Ltd. (Metals & Mining)	22
3,592	Liberty Holdings Ltd. (Insurance)	43
27,750	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	86
2,604	Massmart Holdings Ltd. (Food & Staples Retailing)	32
11,339	Mediclinic International Ltd. (Health Care Providers & Services)	96
28,315	MMI Holdings Ltd. (Insurance)	70
2,678	Mondi Ltd. (Paper & Forest Products)	59
15,582	Mr. Price Group Ltd. (Specialty Retail)	322
45,545	MTN Group Ltd. (Wireless Telecommunication Services)	856
17,884	Nampak Ltd. (Containers & Packaging)	50
11,985	Naspers Ltd. (Media)	1,867
5,040	Nedbank Group Ltd. (Banks)	100
29,026	Netcare Ltd. (Health Care Providers & Services)	91
6,007	Pick n Pay Stores Ltd. (Food & Staples Retailing)	28
1,720	PSG Group Ltd. (Diversified Financial Services)	29
91,563	Redefine Properties Ltd. (Real Estate Investment Trusts)	77
13,249	Remgro Ltd. (Diversified Financial Services)	279
8,032	Resilient Property Income Fund Ltd. (Real Estate Investment Trusts)	64
20,460	RMB Holdings Ltd. (Diversified Financial Services)	112
17,162	RMI Holdings Ltd. (Insurance)	60
4,340	Samsung Heavy Industries Co. Ltd. (Machinery)	66
47,757	Sanlam Ltd. (Insurance)	261
14,462	Sappi Ltd. (Paper & Forest Products) (a)	51
14,937	Sasol Ltd. (Oil, Gas & Consumable Fuels)	553
11,947	Shoprite Holdings Ltd. (Food & Staples Retailing)	171
32,447	Standard Bank Group Ltd. (Banks)	428
59,781	Steinhoff International Holdings Ltd. (Household Durables)	379
5,590	Telkom SA SOC Ltd. (Diversified Telecommunication Services) (a)	29
5,896	The Foschini Group Ltd. (Specialty Retail)	77
4,499	The Spar Group Ltd. (Food & Staples Retailing)	70
4,444	Tiger Brands Ltd. (Food Products)	104
10,682	Truworths International Ltd. (Specialty Retail)	75
5,067	Tsogo Sun Holdings Ltd. (Hotels, Restaurants & Leisure)	10
10,004	Vodacom Group Ltd. (Wireless Telecommunication Services)	114
25,278	Woolworths Holdings Ltd. (Multiline Retail)	205

		8,787

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea — 1.76%
830	Amorepacific Corp. (Personal Products)	$311
830	Amorepacific Group (Personal Products)	139
5,701	BS Financial Group, Inc. (Banks)	73
1,726	Celltrion, Inc. (Pharmaceuticals) (a)	121
2,220	Cheil Worldwide, Inc. (Media) (a)	34
211	CJ Cheiljedang Corp. (Food Products)	83
374	CJ Corp. (Industrial Conglomerates)	99
206	CJ Korea Express Co. Ltd. (Road & Rail) (a)	36
1,313	Coway Co. Ltd. (Household Durables)	108
651	Daelim Industrial Co. Ltd. (Construction & Engineering)	48
3,090	Daewoo Engineering & Construction Co. Ltd. (Construction & Engineering) (a)	17
1,370	Daewoo International Corp. (Trading Companies & Distributors)	32
5,070	Daewoo Securities Co. Ltd. (Capital Markets)	69
2,810	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)	34
658	Daum Kakao Corp. (Internet Software & Services)	74
4,533	DGB Financial Group, Inc. (Banks)	48
1,262	Dongbu Insurance Co. Ltd. (Insurance)	64
180	Doosan Corp. (Industrial Conglomerates)	18
1,410	Doosan Heavy Industries & Construction Co. Ltd. (Electrical Equipment)	30
3,320	Doosan Infracore Co. Ltd. (Machinery) (a)	29
576	E-Mart Co. Ltd. (Food & Staples Retailing)	119
1,415	GS Engineering & Construction Corp. (Construction & Engineering) (a)	34
1,324	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	59
1,110	Halla Climate Control Corp. (Auto Components)	38
7,528	Hana Financial Group, Inc. (Banks)	196
2,008	Hankook Tire Co. Ltd. (Auto Components)	76
2,680	Hanwha Chemical Corp. (Chemicals)	45
1,430	Hanwha Corp. (Chemicals)	61
439	Honam Petrochemical Corp. (Chemicals)	114
958	Hotel Shilla Co. Ltd. (Specialty Retail)	96
15,482	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	587
627	Hyosung Corp. (Chemicals)	81
371	Hyundai Department Store (Multiline Retail)	49
1,690	Hyundai Development Co. (Construction & Engineering)	100
1,892	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	70
504	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	91
1,058	Hyundai Heavy Industries Co. Ltd. (Machinery) (a)	105
1,900	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	50
2,319	Hyundai Merchant Marine Co. Ltd. (Marine) (a)	14
318	Hyundai Mipo Dockyard Co. (Machinery) (a)	18
1,836	Hyundai Mobis Co. Ltd. (Auto Components)	349
28,520	Hyundai Motor Co. Ltd. (Automobiles)	3,478
1,918	Hyundai Steel Co. (Metals & Mining)	116

Shares	Security Description	Value (000)
	South Korea (continued)
464	Hyundai Wia Corp. (Auto Components)	$43
6,747	Industrial Bank of Korea (Banks)	87
3,070	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	102
10,454	KB Financial Group, Inc. (Banks)	346
135	KCC Corp. (Building Products)	59
6,787	Kia Motors Corp. (Automobiles)	276
1,180	Korea Aerospace Industries Ltd. (Aerospace & Defense)	84
6,896	Korea Electric Power Corp. (Electric Utilities)	283
589	Korea Gas Corp. (Gas Utilities)	23
990	Korea Investment Holdings Co. Ltd. (Capital Markets)	57
307	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	19
6,430	Korea Life Insurance Co. Ltd. (Insurance)	46
249	Korea Zinc Co. Ltd. (Metals & Mining)	122
1,071	Korean Air Lines Co. Ltd. (Airlines) (a)	39
493	KT Corp. (Diversified Telecommunication Services) (a)	13
49,538	KT&G Corp. (Tobacco)	4,216
1,247	LG Chem Ltd. (Chemicals)	311
2,656	LG Corp. (Industrial Conglomerates)	147
5,808	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	135
2,725	LG Electronics, Inc. (Information Technology)	115
256	LG Household & Health Care Ltd. (Household Products)	178
362	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	33
5,540	LG UPlus Corp. (Diversified Telecommunication Services)	49
21	Lotte Confectionery Co. Ltd. (Food Products)	37
279	Lotte Shopping Co. Ltd. (Multiline Retail)	59
425	LS Corp. (Electrical Equipment)	17
491	LS Industrial Systems Co. Ltd. (Electrical Equipment)	20
808	Mirae Asset Securities Co. Ltd. (Capital Markets)	37
729	Naver Corp. (Internet Software & Services)	415
396	NCsoft Corp. (Software)	70
3,690	NH Investment & Securities Co. Ltd. (Capital Markets)	40
435	OCI Co. Ltd. (Chemicals)	35
104	Orion Corp. (Food Products)	98
2,050	Paradise Co. Ltd. (Hotels, Restaurants & Leisure)	44
1,872	POSCO (Metals & Mining)	376
498	S1 Corp. (Commercial Services & Supplies)	35
3,479	Samsung C&T Corp. (Trading Companies & Distributors)	206
890	Samsung Card Co. Ltd. (Consumer Finance)	30
1,598	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	73
3,134	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	3,563
927	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	245
2,142	Samsung Life Insurance Co. Ltd. (Insurance)	206

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
1,485	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	$147
784	Samsung SDS Co. Ltd. (IT Services)	183
1,570	Samsung Securities Co. Ltd. (Capital Markets)	77
11,314	Shinhan Financial Group Co. Ltd. (Banks)	422
150	Shinsegae Co. Ltd. (Multiline Retail)	36
538	SK C&C Co. Ltd. (IT Services)	133
646	SK Holdings Co. Ltd. (Industrial Conglomerates)	115
1,674	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels) (a)	183
2,630	SK Networks Co. Ltd. (Trading Companies & Distributors)	21
24,907	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	5,583
1,131	S-Oil Corp. (Oil, Gas & Consumable Fuels)	69
8,243	Woori Bank (Banks)	72
229	Yuhan Corp. (Pharmaceuticals)	56

		26,899

	Spain — 2.53%
114,196	Abertis Infraestructuras SA (Transportation Infrastructure)	1,873
49,614	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	1,596
446,486	Banco Bilbao Vizcaya Argentaria SA (Banks)	4,376
1,037,158	Banco Santander SA (Banks)	7,241
487,773	CaixaBank SA (Banks) (b)	2,260
65,347	Corporacion Mapfre (Insurance)	225
14,334	Enagas (Gas Utilities)^	390
24,738	Gas Natural SDG SA (Gas Utilities)	561
15,272	Grifols SA, ADR (Biotechnology)	473
15,717	Grifols SA (Biotechnology)	633
5,938	Grifols SA, Class – B (Biotechnology)	184
364,159	Iberdrola SA (Electric Utilities)	2,453
7,643	Red Electrica Corporacion SA (Electric Utilities)^	612
298,031	Repsol YPF SA (Oil, Gas & Consumable Fuels)	5,232
30,536	Tecnicas Reunidas SA (Energy Equipment & Services)	1,569
632,227	Telefonica SA (Diversified Telecommunication Services)	8,986

		38,664

	Sweden — 2.46%
55,840	Assa Abloy AB, Class – B (Metals & Mining)	1,052
10,735	Autoliv, Inc. (Auto Components)	1,254
19,836	Electrolux AB, Series B (Household Durables)	622
16,445	Industrivarden AB, C Shares (Diversified Financial Services)	310
7,657	Modern Times Group, B Shares (Media)	206
327,629	Nordea Bank AB (Banks)	4,088
461,826	Sandvik AB (Machinery)	5,108
162,585	Skandinaviska Enskilda Banken AB, Class – A (Banks)	2,080

Shares	Security Description	Value (000)
	Sweden (continued)
128,121	Skanska AB, B Shares (Construction & Engineering)	$2,598
73,323	Svenska Handelsbanken AB, A Shares (Banks)	1,071
144,359	Swedbank AB, A Shares (Banks)	3,368
68,319	Tele2 AB, B Shares (Wireless Telecommunication Services)	795
1,155,401	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	11,978
516,681	TeliaSonera AB (Diversified Telecommunication Services)	3,044

		37,574

	Switzerland — 10.15%
848,891	ABB Ltd. – Registered (Electrical Equipment)	17,782
13,179	Actelion Ltd. (Biotechnology)	1,929
109,377	Adecco SA, Registered Shares (Professional Services)	8,881
47,182	Aryzta AG (Food Products)	2,327
5,851	Baloise Holding AG, Registered Shares (Insurance)	714
112,575	Clariant AG (Chemicals)	2,308
44,006	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	$3,580
98,175	Credit Suisse Group AG (Capital Markets)	2,699
5,558	DKSH Holding Ltd. (Professional Services)	402
3,599	Givaudan SA (Chemicals)	6,229
11,552	Holcim Ltd., Registered Shares (Construction Materials)	853
10,374	Julius Baer Group Ltd. (Capital Markets)	582
18,110	Kuehne & Nagel International (Marine)	2,404
361,834	Nestle SA (Food Products)	26,131
74,841	Novartis AG, Registered Shares (Pharmaceuticals)	7,378
4,040	Pargesa Holding SA (Diversified Financial Services)	272
3,555	Partners Group Holding AG (Capital Markets)	1,063
113,968	Roche Holding AG – Genusscheine (Pharmaceuticals)	31,947
2,021	SGS SA – Registered (Professional Services)	3,689
8,534	Sulzer AG (Machinery)	878
13,783	Swiss Prime Site AG (Real Estate Management & Development)	1,046
43,376	Swiss Re AG (Insurance)	3,840
5,778	Swisscom AG (Diversified Telecommunication Services)	3,239
7,556	Syngenta AG, Registered Shares (Chemicals)	3,072
1,692	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	659
1,144	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	86
138,532	Transocean Ltd. (Energy Equipment & Services)^	2,241
322,995	UBS Group AG (Capital Markets)	6,853
38,288	Zurich Financial Services AG (Insurance)	11,658

		154,742

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan — 0.92%
60,450	Acer, Inc. (Technology Hardware, Storage & Peripherals) (a)	$29
172,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	233
8,795	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	60
57,120	Asia Cement Corp. (Construction Materials)	68
52,000	Asia Pacific Telecom Co. Ltd. (Diversified Telecommunication Services)	21
18,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	176
234,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	104
18,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	226
226,800	Cathay Financial Holding Co. Ltd. (Insurance)	396
120,720	Chang Hwa Commercial Bank Ltd. (Banks)	69
38,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	84
9,075	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	24
52,000	China Airlines Ltd. (Airlines) (a)	22
370,000	China Development Financial Holding Corp. (Banks)	140
77,900	China Life Insurance Co. Ltd. (Insurance)	80
21,000	China Motor Corp. (Automobiles)	16
315,440	China Steel Corp. (Metals & Mining)	252
373,318	Chinatrust Financial Holding Co. Ltd. (Banks)	294
99,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	316
99,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	75
18,000	CTCI Corp. (Construction & Engineering)	29
47,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	241
179,445	E.Sun Financial Holding Co. Ltd. (Banks)	120
5,200	ECLAT Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	85
25,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	33
42,449	EVA Airways Corp. (Airlines) (a)	29
42,000	Evergreen Marine Corp. Ltd. (Marine) (a)	21
76,720	Far Eastern New Century Corp. (Industrial Conglomerates)	81
40,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	97
197,070	First Financial Holdings Co. Ltd. (Banks)	121
87,000	Formosa Chemicals & Fibre Corp. (Chemicals)	209
31,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	80
115,000	Formosa Plastics Corp. (Chemicals)	271
23,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	24
20,200	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	73
180,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	358
8,000	Giant Manufacturing Co. Ltd. (Leisure Products)	68

Shares	Security Description	Value (000)
	Taiwan (continued)
1,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	$65
13,500	Highwealth Construction Corp. (Real Estate Management & Development)	32
5,150	Hiwin Technologies Corp. (Machinery)	34
359,200	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	1,129
7,000	Hotai Motor Co. Ltd. (Specialty Retail)	99
15,000	HTC Corp. (Technology Hardware, Storage & Peripherals) (a)	35
158,620	Hua Nan Financial Holdings Co. Ltd., Class – C (Banks)	91
222,553	Innolux Corp. (Electronic Equipment, Instruments & Components)	116
59,000	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment) (a)	47
68,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	47
9,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	25
3,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	343
55,275	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	65
40,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	547
276,000	Mega Financial Holding Co. Ltd. (Banks)	249
6,300	Merida Industry Co. Ltd. (Leisure Products)	41
133,000	Nan Ya Plastics Corp. (Chemicals)	312
16,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	77
43,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	126
4,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	35
60,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	87
12,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	26
16,000	President Chain Store Corp. (Food & Staples Retailing)	113
122,320	President Enterprises Corp. (Food Products)	217
72,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	171
9,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	33
14,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	36
19,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	30
15,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	34
212,955	Shin Kong Financial Holding Co. Ltd. (Insurance)	65
77,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	118
8,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	37

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
280,311	SinoPac Financial Holdings Co. Ltd. (Banks)	$124
9,810	Standard Foods Corp. (Food Products)	29
30,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	44
226,462	Taishin Financial Holding Co. Ltd. (Banks)	94
118,560	Taiwan Business Bank (Banks) (a)	37
91,000	Taiwan Cement Corp. (Construction Materials)	114
181,854	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	95
18,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	30
33,000	Taiwan Glass Industry Corp. (Building Products)	16
45,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	150
29,300	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	665
662,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,016
42,000	Teco Electric & Machinery Co. Ltd. (Electrical Equipment)	33
7,000	TPK Holding Co. Ltd. (Electronic Equipment, Instruments & Components)	40
7,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	26
8,000	U-Ming Marine Transport Corp. (Marine)	11
327,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	138
22,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	35
23,000	Wan Hai Lines Ltd. (Marine)	18
57,121	Wistron Corp. (Technology Hardware, Storage & Peripherals)	43
43,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	54
33,000	Yang Ming Marine Transport (Marine) (a)	12
219,900	Yuanta Financial Holding Co. Ltd. (Capital Markets)	119
24,000	Yulon Motor Co. Ltd. (Automobiles)	28

		14,078

	Taiwan, Province Of China — 0.00%
2,000	Casetek Holdings Ltd. (Electronic Equipment, Instruments & Components)	12
6,000	Feng Tay Enterprise Co. Ltd. (Apparel)	35

		47

	Thailand — 0.16%
29,200	Advanced INFO Service Public Co. Ltd. (Wireless Telecommunication Services)	208
12,600	Airports of Thailand Public Co. Ltd., Registered Shares (Transportation Infrastructure)	113
13,300	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	70
162,100	Bangkok Dusit Medical Service Public Co. Ltd., Class – F (Health Care Providers & Services)	94
25,500	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	19

Shares	Security Description	Value (000)
	Thailand (continued)
30,400	BEC World Public Co. Ltd., Registered Shares (Media)	$34
175,800	BTS Group Holdings Public Co. Ltd. (Road & Rail)	52
8,100	Bumrungrad Hospital Public Co. Ltd. (Health Care Providers & Services)	45
40,000	Central Pattana Public Co. Ltd., Registered Shares (Real Estate Management & Development)	56
81,600	Charoen Pokphand Foods Public Co. Ltd. (Food Products)	58
123,100	CP ALL Public Co. Ltd. (Food & Staples Retailing)	169
9,200	Delta Electronics (Thailand) PLC (Electronic Equipment, Instruments & Components)	25
26,800	Energy Absolute Public Co. Ltd. (Energy Equipment & Services)	19
17,300	Glow Energy Public Co. Ltd. (Independent Power and Renewable Electricity Producers)	44
128,776	Home Product Center Public Co. Ltd., Registered Shares (Specialty Retail)	26
33,200	Indorama Ventures Public Co. Ltd. (Chemicals)	27
248,200	IRPC Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	33
49,400	Kasikornbank Public Co. Ltd. (Banks)	276
86,800	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	44
51,040	Minor International Public Co. Ltd., Registered Shares (Hotels, Restaurants & Leisure)	45
35,100	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	113
44,800	PTT Global Chemical Public Co. Ltd. (Chemicals)	92
25,800	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	274
41,400	Siam Commercial Bank Public Co. Ltd. (Banks)	191
26,700	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	43
38,400	Thai Union Frozen Products Public Co. Ltd. (Diversified Consumer Services)	25
8,800	The Siam Cement Public Co. Ltd. (Construction Materials)	135
436,800	TMB Bank Public Co. Ltd. (Banks)	30
238,619	True Corp. Public Co. Ltd. (Diversified Telecommunication Services) (a)	81

		2,441

	Turkey — 0.10%
62,278	Akbank TAS (Banks)	180
4,655	Anadolu EFES Biracilik VE Malt Sanayii A/S (Beverages)	42
6,942	Arcelik A/S (Household Durables)	38
5,766	Bim Birlesik Magazalar A/S (Food & Staples Retailing)	103
1,899	Coca-Cola Icecek A/S (Beverages)	32
50,826	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	52
13,048	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	25
42,091	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	68
2,121	Ford Otomotiv Sanayi A/S (Automobiles)	29

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
23,989	Haci OMER Sabanci Holding (Diversified Financial Services)	$90
18,402	KOC Holdings A/S (Industrial Conglomerates)	85
6,398	Petkim Petrokimya Holding AS (Chemicals) (a)	10
5,049	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	43
3,854	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	26
3,307	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels) (a)	84
16,289	Turk Hava Yollari Anonim Ortakligi (Airlines) (a)	53
12,992	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	34
22,309	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	103
65,039	Turkiye Garanti Bankasi A/S (Banks)	203
17,024	Turkiye Halk Bankasi A/S (Banks)	78
42,821	Turkiye Is Bankasi A/S, C Shares (Banks)	90
17,675	Turkiye Sise ve Cam Fabrikalari A/S (Industrial Conglomerates)	24
16,682	Turkiye Vakiflar Bankasi TAO, Class – D (Banks)	27
4,274	Ulker Biskuvi Sanayi A/S (Food Products)	30
22,134	Yapi ve Kredi Bankasi AS (Banks)	33

		1,582

	United Arab Emirates — 0.05%
57,361	Abu Dhabi Commercial Bank PJSC (Banks)	120
79,115	Aldar Properties PJSC (Real Estate Management & Development)	59
64,730	Arabtec Holding Co. (Construction & Engineering) (a)	46
4,821	DP World Ltd. (Transportation Infrastructure)	103
57,373	Dubai Financial Market (Diversified Financial Services)	31
27,945	Dubai Islamic Bank (Banks)	52
39,689	Emaar Malls Group PJSC (Real Estate Investment Trusts) (a)	36
97,033	Emaar Properties PJSC (Real Estate Management & Development)	208
22,493	First Gulf Bank PJSC (Media)	93
17,612	National Bank of Abu Dhabi (Media)	53

		801

	United Kingdom — 18.81%
178,565	AA PLC (Commercial Services & Supplies) (a)	1,039
69,346	Aberdeen Asset Management PLC (Capital Markets)	441
11,416	Admiral Group PLC (Insurance)	249
96,208	AMEC PLC (Energy Equipment & Services)	1,235
356,621	Anglo American PLC (Metals & Mining)	5,146
12,600	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	205
4,100	Associated British Foods PLC (Food Products)	185
289,305	AstraZeneca PLC (Pharmaceuticals)	18,266
648,648	Aviva PLC (Insurance)	5,019
39,347	Babcock International Group PLC (Commercial Services & Supplies)	668

Shares	Security Description	Value (000)
	United Kingdom (continued)
801,319	BAE Systems PLC (Aerospace & Defense)	$5,680
484,323	Balfour Beatty PLC (Construction & Engineering)	1,841
1,246,342	Barclays PLC (Banks)	5,101
369,500	BCA Marketplace PLC, Registered Shares (Specialty Retail) (a)	917
480,744	BHP Billiton PLC (Metals & Mining)	9,433
2,426,474	BP PLC (Oil, Gas & Consumable Fuels)	16,016
411,395	British American Tobacco PLC (Tobacco)	22,071
177,869	BT Group PLC (Diversified Telecommunication Services)	$1,258
115,645	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	559
94,555	Carnival PLC (Hotels, Restaurants & Leisure)	4,826
318,848	Centrica PLC (Multi-Utilities)	1,321
39,788	Croda International PLC (Chemicals)	1,720
21,212	Delphi Automotive PLC (Auto Components)	1,805
9,153	Diageo PLC (Beverages)	265
86,147	Direct Line Insurance Group PLC (Insurance)	454
6,400	Ensco PLC, ADR (Energy Equipment & Services)	143
10,900	Fidessa Group PLC (Software)	390
1,000,296	GlaxoSmithKline PLC (Pharmaceuticals)	20,783
70,254	Grainger PLC (Real Estate Management & Development)	252
20,255	Greene King PLC (Hotels, Restaurants & Leisure)^	269
7,900	Halma PLC (Electronic Equipment, Instruments & Components)	95
40,100	Henderson Group PLC (Capital Markets)	164
96,587	Home Retail Group PLC (Internet & Catalog Retail)	256
1,208,890	HSBC Holdings PLC (Banks)	10,826
563,266	HSBC Holdings PLC (HK) (Banks)	5,098
47,725	ICAP PLC (Capital Markets)	397
254,897	Imperial Tobacco Group PLC (Tobacco)	12,282
27,730	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	1,118
604,555	International Consolidated Airlines Group SA (Airlines) (a)	4,698
960,736	ITV PLC (Media)	3,973
319,682	J Sainsbury PLC (Food & Staples Retailing)	1,332
12,058	John Wood Group PLC (Energy Equipment & Services)	122
57,647	Johnson Matthey PLC (Chemicals)	2,751
231,737	Kingfisher PLC (Specialty Retail)	1,264
378,097	Legal & General Group PLC (Insurance)	1,478
51,092	Liberty Global PLC, Class – A (Media) (a)	2,763
75,146	Liberty Global PLC, Series C (Media) (a)	3,805
5,472,050	Lloyds Banking Group PLC (Banks)	7,328
73,248	Lonmin PLC (Metals & Mining) (a)	129
39,607	Marks & Spencer Group PLC (Multiline Retail)	334
82,673	Meggitt PLC (Aerospace & Defense)	606
35,641	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)	239
204,694	Michael Page International PLC (Professional Services)	1,753

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
235,997	National Grid PLC (Multi-Utilities)	$3,030
189,616	Ocado Group PLC (Internet & Catalog Retail) (a)	1,329
320,702	Old Mutual PLC (Insurance)	1,015
209,551	Pearson PLC (Media)	3,967
76,754	Persimmon PLC (Household Durables) (a)	2,381
129,993	Prudential PLC (Insurance)	3,130
346,297	Rio Tinto PLC (Metals & Mining)	14,221
410,195	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	11,512
404,322	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	11,478
35,340	SABMiller PLC (Beverages)	1,834
15,029	Severn Trent PLC (Water Utilities)	491
3,000	Spirax-Sarco Engineering PLC (Machinery)	160
40,200	Sports Direct International (Specialty Retail) (a)	454
267,430	SSE PLC (Electric Utilities)	6,453
157,282	Standard Chartered PLC (Banks)	2,518
121,061	Tate & Lyle PLC (Food Products)	988
2,096,463	Tesco PLC (Food & Staples Retailing)	7,000
571,055	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	1,227
82,398	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	440
3,453	Unilever PLC (Food Products)	148
41,376	United Utilities Group PLC (Water Utilities)	580
5,663,892	Vodafone Group PLC (Wireless Telecommunication Services)	20,452
567,393	William Morrison Supermarkets PLC (Food & Staples Retailing)	1,612

		286,788

	United States — 0.17%
29,065	Cognizant Technology Solutions Corp. (IT Services) (a)	1,776
21,300	Samsonite International SA (Household Products)	74
4,400	Southern Copper Corp. (Metals & Mining)	129
4,817	WABCO Holdings, Inc. (Machinery) (a)	596

		2,575

	Total Common Stocks	1,453,066

	Preferred Stocks — 0.88%
	Brazil — 0.14%
3,000	AES Tiete SA – Preferred (Independent Power and Renewable Electricity Producers)	17
68,640	Banco Bradesco SA – Preferred (Banks)	629
4,500	Banco do Estado do Rio Grande do Sul SA – Preferred, B Shares (Banks)	13
5,000	Braskem SA – Preferred, Class – A (Chemicals)	22
6,800	Centrais Eletricas Brasileiras SA – Preferred, B Shares (Electric Utilities)	19
20,900	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	79

Shares	Security Description	Value (000)
	Brazil (continued)
4,900	Companhia Energetica de Sao Paulo – Preferred, B Shares (Independent Power and Renewable Electricity Producers)	$31
2,900	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	32
23,600	Gerdau SA – Preferred (Metals & Mining)	57
95,358	Itausa – Investimentos Itau SA – Preferred (Banks)	274
11,200	Lojas Americanas SA – Preferred (Multiline Retail)	63
8,170	Oi SA – Preferred (Diversified Telecommunication Services) (a)	16
103,000	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels) (a)	422
8,900	Suzano Papel e Celulose SA – Preferred, Class – A (Paper & Forest Products)	47
9,200	Telefonica Brasil SA – Preferred (Diversified Telecommunication Services)	128
11,200	Usinas Siderurgicas de Minas Gerais SA – Preferred, Class – A (Metals & Mining)	15
50,200	Vale SA – Preferred (Metals & Mining)	252

		2,116

	Chile — 0.00%
7,534	Embotelladora Andina SA – Preferred, B Shares (Beverages)	25
2,526	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	41

		66

	Colombia — 0.01%
10,877	Bancolombia SA – Preferred (Banks)	116
91,081	Grupo Aval Acciones y Valores SA – Preferred (Banks)	45
2,721	Grupo de Inversiones Suramericana – Preferred (Diversified Financial Services)	38

		199

	Germany — 0.67%
9,591	Bayerische Motoren Werke AG – Preferred (Automobiles)	812
8,805	Henkel AG & Co. KGaA – Preferred (Household Products)	987
20,147	Porsche Automobil Holding SE – Preferred (Automobiles)	1,697
28,013	Volkswagen AG – Preferred (Automobile Manufacturers)	6,496

		9,992

	Korea, Republic Of — 0.00%
362	Amorepacific Corp. – Preferred (Cosmetics/Personal Care)	67

	Russia — 0.02%
42	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	$103
190,100	Surgutneftegas – Preferred (Oil, Gas & Consumable Fuels)	147

		250

	South Korea — 0.04%
899	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	85

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	South Korea (continued)
693	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	$63
217	LG Chem Ltd. – Preferred (Chemicals)	37
538	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	479

		664

	Total Preferred Stocks	13,354

	Right — 0.00%
	Russia — 0.00%
31,900	The Moscow Exchange MICEX (Diversified Financial Services) (a)	40

	Total Right	40

	U.S. Treasury Obligations — 0.00%
$11	U.S. Treasury Bill, 0.07%, 9/17/15 (c)	11
17	U.S. Treasury Bill, 0.04%, 12/10/15 (c)(d)	17

	Total U.S.Treasury Obligations	28

	Time Deposit — 0.52%
7,923	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/15	7,923

	Total Time Deposit	7,923

	Mutual Funds — 0.77%
3,469,000	Dreyfus Treasury Prime Cash Management Fund, 0.00%	3,469
271,813	iShares MSCI India ETF	8,225
51,000	SSgA Treasury Money Market Fund, 0.00%	51

	Total Mutual Funds	11,745

	Repurchase Agreement — 0.58%
$8,884	Jefferies LLC, 0.23%, 7/1/15 (Purchased on 6/30/15, proceeds at maturity $8,883,806 collateralized by U.S. Treasury Obligations, 0.00% – 3.28%, 8/15/15 – 8/15/44 fair value $9,061,425)^^	8,884

	Total Repurchase Agreement	8,884

	Total Investments (cost $1,390,037) — 98.01%	1,495,040
	Other assets in excess of liabilities — 1.99%	30,376

	Net Assets — 100.00%	$1,525,416

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $11,669 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Rate disclosed represents effective yield at purchase.

(d)	Zero Coupon Security. Effective rate shown is as of June 30, 2015.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2015

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Capital Guardian Trust Co.	Causeway Capital Management LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Total
Common Stocks	6.88%	61.53%	6.75%	13.82%	6.28%	—	95.26%
Preferred Stocks	0.25%	0.05%	—	0.36%	0.22%	—	0.88%
Right	—	—	—	—	—	—	0.00%
U.S. Treasury Obligations	—	—	—	—	—	—	0.00%
Time Deposit	0.10%	—	0.21%	0.21%	—	—	0.52%
Mutual Funds	—	0.23%	—	—	0.54%	—	0.77%
Repurchase Agreement	0.03%	0.28%	0.10%	0.17%	—	—	0.58%
Other Assets (Liabilities)	-0.01%	0.01%	-0.05%	-0.11%	0.04%	2.11%	1.99%

Total Net Assets	7.25%	62.10%	7.01%	14.45%	7.08%	2.11%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of June 30, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
375	Euro FX Currency Future	$52,294	9/14/15	$(12)
170	DAX Index Future	52,119	9/18/15	78
14	Mini MSCI Emerging Markets Index Future	672	9/18/15	(5)
12	Mini MSCI Emerging Markets Index Future	1,100	9/18/15	(16)

	Net Unrealized Appreciation/(Depreciation)			$45

Amounts designated as “—” are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 06/30/15 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
863,513	South African Rand	UBS Warburg	7/1/15	$71	$71	$—
617,276	South African Rand	UBS Warburg	7/2/15	51	51	—

	Total Currencies Sold			$122	$122	$—

	Net Unrealized/Appreciation (Depreciation)					$—

Amounts designated as “—” are $0 or has been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks — 95.72%
	Australia — 5.76%
4,000	Ansell Ltd. (Health Care Equipment & Supplies)	$74
152,504	Aurizon Holdings Ltd. (Road & Rail)	604
366,023	AusNet Services (Electric Utilities)	394
562,194	Australia & New Zealand Banking Group Ltd. (Banks)	13,964
66,535	Bank of Queensland Ltd. (Banks)	655
84,160	Bendigo & Adelaide Bank Ltd. (Banks)	796
1,278,600	BHP Billiton Ltd. (Metals & Mining)	26,679
50,177	CIMIC Group Ltd. (Engineering & Construction)	842
300,421	Commonwealth Bank of Australia (Banks)	19,729
50,231	CSL Ltd. (Biotechnology)	3,351
237,742	Dexus Property Group (Real Estate Investment Trusts)	1,339
277,860	Downer EDI Ltd. (Commercial Services & Supplies)	1,025
1,230,498	Federation Centres (Real Estate Investment Trusts)	2,772
1,392,416	GPT Group (Real Estate Investment Trusts)	4,597
35,802	Iluka Resources Ltd. (Metals & Mining)	212
272,303	Independence Group NL (Metals & Mining)	876
429,832	Insurance Australia Group Ltd. (Insurance)	1,850
136,305	Lend Lease Group Ltd. (Real Estate Management & Development)	1,580
1,355,542	Mirvac Group (Real Estate Investment Trusts)	1,934
432,898	National Australia Bank Ltd. (Banks)	11,123
10,495	Newcrest Mining Ltd. (Metals & Mining) (a)	105
239,801	Platinum Asset Management Ltd. (Capital Markets)	1,384
303,552	Qantas Airways Ltd. (Airlines) (a)	740
1,987,653	Scentre Group (Real Estate Investment Trusts)	5,750
32,048	Seek Ltd. (Human Resource & Employment Services)	348
854,293	Stockland Trust Group (Real Estate Investment Trusts)	2,702
236,171	Suncorp Group Ltd. (Insurance)	2,447
16,829	Sydney Airport (Transportation Infrastructure)	65
2,736,316	Telstra Corp. Ltd. (Diversified Telecommunication Services)	12,960
720,986	Westfield Corp. (Real Estate Investment Trusts)	5,072
581,323	Westpac Banking Corp. (Banks)	14,417
396,613	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	10,473
653,122	Woolworths Ltd. (Food & Staples Retailing)	13,583
151,954	WorleyParsons Ltd. (Energy Equipment & Services)	1,220

		165,662

	Austria — 0.12%
33,701	Immofinanz AG (Real Estate Management & Development) (a)	79
70,475	OMV AG (Oil, Gas & Consumable Fuels)	1,939

Shares	Security Description	Value (000)
	Austria (continued)
18,666	Raiffeisen Bank International AG (Banks) (a)	$272
2,420	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	83
25,433	Voestalpine AG (Metals & Mining)	1,058

		3,431

	Belgium — 1.13%
34,331	Ageas (Insurance)	1,322
152,373	Anheuser-Busch InBev NV (Beverages)	18,259
40,640	Belgacom SA (Diversified Telecommunication Services)	1,435
11,647	Groupe Bruxelles Lambert SA (Diversified Financial Services)	937
34,707	KBC Groep NV (Banks)	2,319
27,856	Solvay SA (Chemicals)	3,832
46,778	Telenet Group Holding NV (Media) (a)	2,544
26,956	UCB SA (Pharmaceuticals)	1,935

		32,583

	Bermuda — 0.08%
115,100	Alibaba Health Information Technology Ltd. (Diversified Telecommunication Services) (a)	120
340,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	279
9,300	Golar LNG Ltd. (Oil, Gas & Consumable Fuels)	435
140,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	143
91,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	80
17,685	Seadrill Ltd. (Energy Equipment & Services)	184
216,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	123
277,000	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	927

		2,291

	Brazil — 0.41%
34,406	Ambev SA, ADR (Beverages)	210
222,400	Ambev SA (Beverages)	1,364
5,600	B2W CIA Digital (Internet & Catalog Retail) (a)	37
34,120	Banco Bradesco SA, ADR (Banks)	313
33,820	Banco Bradesco SA (Banks)	303
42,100	Banco do Brasil SA (Banks)	327
17,700	Banco Santander Brasil SA (Banks)	96
33,700	BB Seguridade Participacoes SA (Insurance)	370
83,200	BM&FBOVESPA SA (Diversified Financial Services)	314
21,500	BR Malls Participacoes SA (Real Estate Management & Development)	102
31,500	BRF SA (Food Products)	666
38,700	CCR SA (Transportation Infrastructure)	186
10,309	CETIP SA (Capital Markets)	113
15,900	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	84
37,900	Cia Vale Do Rio, ADR (Materials)	191
39,360	Cielo SA (IT Services)	557

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Brazil (continued)
7,000	Companhia Brasileira de Destribuicao Grupo PAO de (Food & Staples Retailing)	$165
34,200	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	57
5,600	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	45
10,939	CPFL Energia SA (Electric Utilities)	67
12,300	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	39
16,170	Duratex SA (Paper & Forest Products)	38
9,100	Ecorodovias Infraestrutura E Logistica SA (Transportation Infrastructure)	23
12,900	EDP – Energias do Brasil SA (Electric Utilities)	48
30,800	Embraer SA (Aerospace & Defense)	233
14,100	Estacio Participacoes SA (Diversified Consumer Services)	81
11,500	Fibria Celulose SA (Paper & Forest Products)	157
37,500	Hypermarcas SA (Personal Products) (a)	273
27,200	Itau Unibanco Holding SA, ADR (Banks)	298
130,990	Itau Unibanco Holding SA (Banks)	1,443
34,900	JBS SA (Food Products)	184
25,200	Klabin SA (Containers & Packaging)	154
65,088	Kroton Educacional SA (Diversified Consumer Services)	249
7,400	Localiza Rent A Car SA (Road & Rail)	73
9,125	Lojas Americanas SA (Multiline Retail)	39
6,000	Lojas Renner SA (Multiline Retail)	220
1,800	M Dias Branco SA (Food Products)	47
4,100	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	63
8,100	Natura Cosmeticos SA (Personal Products)	73
9,000	OdontoPrev SA (Health Care Providers & Services)	31
141,100	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels) (a)	639
5,900	Porto Seguro SA (Insurance)	79
10,500	Qualicorp SA (Health Care Providers & Services)	67
9,500	Raia Drogasil SA (Food & Staples Retailing)	123
17,200	Souza Cruz SA (Tobacco)	136
7,500	Sul America SA (Insurance)	37
40,600	Tim Participacoes SA (Wireless Telecommunication Services)	133
5,100	Totvs SA (Software)	64
8,400	Tractebel Energia SA (Independent Power and Renewable Electricity Producers)	92
5,400	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	36
17,200	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	364
38,200	Vale SA, ADR (Metals & Mining)^	225
63,400	Vale SA (Metals & Mining)	374
4,400	Via Varejo SA (Specialty Retail)	16
29,120	WEG SA (Machinery)	179

		11,897

Shares	Security Description	Value (000)
	Canada — 0.31%
5,000	Alimentation Couche-Tard, Inc., Class – B (Food & Staples Retailing)	$214
195,635	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)^	3,044
2,700	Canadian National Railway Co. (Road & Rail)	156
14,100	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)^	225
38,700	Centerra Gold, Inc. (Metals & Mining)	220
10,700	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	500
46,439	First Quantum Minerals Ltd. (Metals & Mining)	607
96,630	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)^	3,735
14,100	Labrador Iron Ore Royalty Corp. (Metals & Mining)^	161
4,300	Potash Corp. of Saskatchewan, Inc. (Chemicals)	133

		8,995

	Cayman Islands — 0.08%
35,500	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)^	201
46,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	112
45,100	Chailease Holding Co. Ltd. (Diversified Financial Services)	109
288,900	China Huishan Dairy Holdings Co. Ltd. (Food Products)^	66
68,000	China Mengniu Dairy Co. Ltd. (Food Products)	338
108,000	China Resources Cement Holdings Ltd. (Construction Materials)	60
4,600	Ctrip.com International, ADR (Internet & Catalog Retail) (a)	334
602,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment) (a)	139
250,000	Geely Automobile Holdings Ltd. (Automobiles)	134
43,000	Kingsoft Corp. Ltd. (Software)	145
138,000	New World China Land Ltd. (Real Estate Management & Development)	82
1,029,000	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) (a)	113
29,000	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	141
63,500	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	151
14,000	Zhen Ding Technology Holding Ltd. (Electronic Equipment, Instruments & Components)	49

		2,174

	Chile — 0.08%
129,207	AES Gener SA (Independent Power and Renewable Electricity Producers)	74
120,344	Aguas Andinas SA, Class – A (Water Utilities)	69
978,968	Banco de Chile SA (Banks)	107
1,449	Banco de Credito e Inversiones SA (Banks)	64
3,194,411	Banco Santander Chile (Banks)	161
59,288	Cencosud SA (Food & Staples Retailing)	143
402,342	Colbun SA (Independent Power and Renewable Electricity Producers)	115

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chile (continued)
7,499	Compania Cervecerias Unidas SA (Beverages)	$79
7,680,939	CorpBanca SA (Banks)	85
144,995	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	200
6,439	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	71
58,680	Empresas CMPC SA (Paper & Forest Products)	160
22,070	Empresas Copec SA (Oil, Gas & Consumable Fuels)	234
947,070	Enersis SA (Electric Utilities)	301
13,283	LATAM Airlines Group SA (Airlines) (a)	95
23,118	S.A.C.I. Falabella (Multiline Retail)	162
14,975	Sonda SA (IT Services)	31
24,405	Vina Concha y Toro SA (Beverages)	43

		2,194

	China — 2.26%
1,087,000	Agricultural Bank of China Ltd., H Shares (Banks) (a)	585
96,000	Air China Ltd. (Airlines)	108
190,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) (a)	96
59,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	207
104,000	AviChina Industry & Technology Co. Ltd., H Shares (Aerospace & Defense)	102
32,849	Baidu, Inc., ADR (Internet Software & Services) (a)	6,540
4,481,335	Bank of China Ltd., H Shares (Banks)	2,914
412,000	Bank of Communications Co. Ltd., H Shares (Banks)	429
67,000	BBMG Corp., H Shares (Construction Materials)	68
82,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	95
30,500	Byd Co. Ltd., H Shares (Automobiles)^	183
286,000	CGN Power Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers) (b)	150
2,626,915	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets) (a)(b)	1,463
366,000	China CITIC Bank Corp. Ltd., H Shares (Banks) (a)	292
120,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	72
207,000	China Communications Construction Co. Ltd. (Construction & Engineering)	310
132,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	67
28,000	China Conch Venture Holdings Ltd. (Commercial Services)	64
3,968,000	China Construction Bank Corp., H Shares (Banks)	3,624
118,500	China COSCO Holdings Co. Ltd., H Shares (Marine)^(a)	77

Shares	Security Description	Value (000)
	China (continued)
155,900	China Everbright Bank Co. Ltd., H Shares (Banks)	$94
147,000	China Galaxy Securities Co., H Shares (Capital Markets) (a)	192
26,300	China International Marine Containers Group Co. Ltd., H Shares (Machinery)	68
355,000	China Life Insurance Co. Ltd., H Shares (Insurance)	1,546
142,000	China Longyuan Power Group Corp. (Independent Power and Renewable Electricity Producers)	158
47,000	China Medical System Holdings Ltd. (Pharmaceuticals)	66
218,000	China Merchants Bank Co. Ltd., H Shares (Banks)	636
288,000	China Minsheng Banking Corp. Ltd., H Shares (Banks)	377
831,482	China Mobile Ltd. (Wireless Telecommunication Services)	10,647
140,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	132
88,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	140
202,200	China Pacific Insurance Group Co. Ltd. (Insurance)	970
1,196,000	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	1,032
123,000	China Power International Development Ltd. (Independent Power and Renewable Electricity Producers)	94
103,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	160
177,000	China Railway Group Ltd., H Shares (Construction & Engineering)	191
131,333	China Resources Land Ltd. (Real Estate Management & Development)	427
157,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	359
206,000	China Shipping Container Lines Co. Ltd., H Shares (Marine) (a)	80
96,000	China Southern Airlines Co. Ltd., H Shares (Airlines) (a)	114
682,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	400
68,000	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)^	167
44,900	Chongqing Changan Automobile Co. Ltd., Class – A (Automobiles)	115
135,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	108
102,000	CITIC Securities Co. Ltd., H Shares (Capital Markets)	368
3,865,771	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	5,486
80,000	Cosco Pacific Ltd. (Transportation Infrastructure)	108
241,000	Country Garden Holdings Co. (Real Estate Management & Development)	106
196,000	CSR Corp. Ltd., H Shares (Machinery) (a)	301
15,400	Dalian Wanda Commercial Properties Co. Ltd., Class – H (Real Estate Investment Trusts) (b)	124

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
122,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	$62
128,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	172
36,000	ENN Energy Holdings Ltd. (Gas Utilities)	217
38,500	GF Securities Co. Ltd., Class – H (Diversified Financial Services) (a)	99
530,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	117
95,000	Great Wall Motor Co. Ltd., H Shares (Automobiles)	466
118,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	109
33,000	Haitian International Holdings Ltd. (Machinery)	78
115,600	Haitong Securities Co. Ltd., H Shares (Capital Markets)	306
86,000	Huadian Power International Corp. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	95
170,000	Huaneng Power International, Inc., H Shares (Independent Power and Renewable Electricity Producers)	237
146,000	Huaneng Renewables Corp. Ltd., Class – H (Electric Utilities)	59
40,100	Huatai Securities Co. Ltd., Class – H (Diversified Financial Services) (a)(b)	113
3,657,277	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	2,906
45,300	Inner Mongolia Yitai Coal Co. Ltd., B Shares (Oil, Gas & Consumable Fuels)	65
5,700	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	324
4,943	JD.com, Inc., ADR (Internet & Catalog Retail) (a)	169
62,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	81
61,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	102
72,000	Longfor Properties (Real Estate Management & Development)	115
65,900	Luye Pharma Group Ltd. (Pharmaceuticals) (a)	71
38,600	New China Life Insurance Co. Ltd., H Shares (Insurance)	231
314,000	People’s Insurance Co. Group of China Ltd., H Shares (Insurance)	201
994,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,109
296,260	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	675
293,356	Ping An Insurance Group Co. of China (Insurance)	3,962
88,000	Shandong Weigao Group Medical Polymer Co. Ltd. (Health Care Equipment & Supplies)	66
138,000	Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)^	113
56,000	Shanghai Fosun Pharmaceutical (Group) Co. Ltd., H Shares (Pharmaceuticals)	207

Shares	Security Description	Value (000)
	China (continued)
21,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	$71
34,800	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	97
57,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	113
199,500	Shui On Land Ltd. (Real Estate Management & Development)	57
56,500	Sinopec Engineering Group Co. Ltd., H Shares (Construction & Engineering)	52
186,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals) (a)	101
57,200	Sinopharm Group Co. (Health Care Providers & Services)	254
70,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	47
94,000	Soho China Ltd. (Real Estate Management & Development)	61
102,500	Sun Art Retail Group Ltd. (Food & Staples Retailing)^	92
93,000	Sunac China Holdings Ltd. (Real Estate Investment Trusts)	102
412,165	Tencent Holdings Ltd. (Internet Software & Services)	8,226
18,000	Tsingtao Brewery Co. Ltd. (Beverages)	109
276,000	Want Want China Holdings Ltd. (Food Products)	292
25,000	Weichai Power Co. Ltd. (Machinery)	83
84,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	66
74,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	103
26,000	Zhuzhou CSR Times Electric Co. Ltd. (Electrical Equipment)	195
308,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	108
38,880	ZTE Corp., H Shares (Communications Equipment)	99

		65,067

	Colombia — 0.03%
9,084	Almacenes Exito SA (Food & Staples Retailing)	79
4,528	Banco Davivienda SA (Banks)	46
17,948	Cementos Argos SA (Construction Materials)	64
3,958	Corporacion Financiera Colombiana SA (Diversified Financial Services)	56
206,952	Ecopetrol SA (Oil, Gas & Consumable Fuels)	137
13,496	Grupo Argos SA (Construction Materials)	88
11,140	Grupo de Inversiones Suramericana (Diversified Financial Services)	159
16,956	Interconexion Electrica SA (Electric Utilities)	48
42,239	ISAGEN SA ESP (Electric Utilities)	45

		722

	Czech Republic — 0.01%
7,953	CEZ A/S (Electric Utilities)	185
708	Komercni Banka A/S (Banks)	157

		342

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark — 1.47%
2,049	A.P. Moller – Maersk A/S, Class – A (Marine)	$3,598
7,000	A.P. Moller – Maersk A/S, Class – B (Marine)	12,680
22,315	Coloplast A/S, Class – B (Health Care Equipment & Supplies)	1,464
212,966	Danske Bank A/S (Banks)	6,264
9,262	Genmab A/S (Biotechnology) (a)	806
121,432	ISS A/S (Commercial Services & Supplies)	4,007
174,520	Novo Nordisk A/S, Class – B (Pharmaceuticals)	9,510
441,318	TDC A/S (Diversified Telecommunication Services)	3,237
34,320	Tryg A/S (Insurance)	716

		42,282

	Egypt — 0.01%
39,698	Commercial International Bank Egypt SAE (Banks)	294
142,421	Orascom Telecom Holding SAE (Wireless Telecommunication Services) (a)	47
45,523	Talaat Moustafa Group (Real Estate Management & Development)	53

		394

	Faroe Islands — 0.04%
47,438	Bakkafrost P/F (Food Products)	1,268

	Finland — 0.63%
29,745	Elisa Oyj (Diversified Telecommunication Services)	943
63,578	Fortum Oyj (Electric Utilities)	1,130
115,776	Kone Oyj (Machinery)	4,698
50,500	Metso Oyj (Machinery)	1,387
49,034	Nokian Renkaat Oyj (Auto Components)	1,536
42,835	Orion Oyj, Class – B (Pharmaceuticals)	1,498
59,645	Sampo Oyj, A Shares (Insurance)	2,809
230,694	UPM-Kymmene Oyj (Paper & Forest Products)	4,081

		18,082

	France — 7.60%
487,412	AXA SA (Insurance)	12,296
162,097	BNP Paribas (Banks)	9,784
107,054	Bouygues SA (Construction & Engineering)	4,002
30,709	Casino Guichard-Perrachon SA (Food & Staples Retailing)	2,326
24,016	CNP Assurances (Insurance)	401
198,564	Compagnie de Saint-Gobain (Building Products)	8,913
6,545	Danone SA (Food Products)	423
85,523	Edenred (Commercial Services & Supplies)	2,113
32,334	Electricite de France SA (Electric Utilities)	721
28,922	Elis SA (Commercial Services)	568
721	Essilor International SA (Health Care Equipment & Supplies)	86
76,110	Eutelsat Communications (Media)	2,456
6,404	Fonciere des Regions (Real Estate Investment Trusts)	544
433,685	GDF Suez (Multi-Utilities)	8,044
6,089	Gecina SA (Real Estate Investment Trusts)	750

Shares	Security Description	Value (000)
	France (continued)
8,175	Icade (Real Estate Investment Trusts)	$584
4,099	JC Decaux SA (Media)	171
35,895	Klepierre (Real Estate Investment Trusts)	1,579
57,503	Lagardere SCA (Media)	1,677
89,942	Legrand SA (Electrical Equipment)	5,049
18,278	L’Oreal SA (Personal Products)	3,260
14,861	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	2,603
96,523	Natixism SA (Banks)	695
12,235	Numericable – SFR (Media) (a)	648
522,840	Orange (Diversified Telecommunication Services)	8,049
23,145	Pernod Ricard SA (Beverages)	2,673
4,715	Renault SA (Automobiles)	491
115,607	Rexel SA (Trading Companies & Distributors)	1,863
7,475	Safran SA (Aerospace & Defense)	507
391,349	Sanofi-Aventis (Pharmaceuticals)	38,493
114,374	Schneider Electric SA (Electrical Equipment)	7,896
20,898	SCOR SE (Insurance)	737
42,111	Societe Generale (Banks)	1,965
36,233	Suez Environnement Co. (Multi-Utilities)	674
104,283	Technip SA (Energy Equipment & Services)	6,454
773,732	Total SA (Oil, Gas & Consumable Fuels)	37,578
22,282	Unibail-Rodamco SE (Real Estate Investment Trusts)	5,631
17,072	Valeo SA (Auto Components)	2,690
46,250	Veolia Environnement (Multi-Utilities)	943
254,335	Vinci SA (Construction & Engineering)	14,708
503,938	Vivendi (Media)	12,710
139,698	Zodiac Aerospace (Aerospace & Defense)	4,547

		218,302

	Germany — 7.19%
90,788	Allianz SE (Insurance)	14,138
14,894	Axel Springer AG (Media)	782
299,061	BASF SE (Chemicals)	26,275
101,928	Bayer AG (Pharmaceuticals)	14,265
162,748	Bayerische Motoren Werke AG (Automobiles)	17,811
36,192	Beiersdorf AG (Personal Products)	3,031
3,554	Brenntag AG (Trading Companies & Distributors)	204
9,074	Continental AG (Auto Components)	2,147
402,437	Daimler AG (Automobiles)	36,623
135,052	Deutsche Bank AG (Capital Markets)	4,057
17,964	Deutsche Boerse AG (Diversified Financial Services)	1,487
412,114	Deutsche Post AG (Air Freight & Logistics)	12,038
552,441	Deutsche Telekom AG (Diversified Telecommunication Services)	9,514
24,352	Deutsche Wohnen AG (Real Estate Management & Development)	558
15,604	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment) (a)	843
169,049	E.ON AG (Multi-Utilities)	2,251
5,719	ElringKlinger AG (Auto Components)	154

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
6,997	Freenet AG (Wireless Telecommunication Services)	$236
5,842	Hannover Rueckversicherung AG (Insurance)	565
31,215	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	3,488
14,442	Indus Holding AG (Industrial Conglomerates)	727
9,712	Lanxess AG (Chemicals)	573
57,275	Linde AG (Chemicals)	10,847
11,192	MAN SE (Machinery)	1,153
52,966	Metro AG (Hypermarkets & Super Centers)	1,670
7,001	GEA Group AG (Machinery)	312
3,536	MTU Aero Engines Holding AG (Aerospace & Defense)	333
37,891	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	6,716
92,178	ProSiebenSat.1 Media AG (Media)	4,552
45,845	RWE AG (Multi-Utilities)	986
57,345	SAP AG (Software)	4,002
233,139	Siemens AG (Industrial Conglomerates)	23,481
20,598	TAG Immobilien AG (Real Estate Management & Development)	241
98,317	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	567

		206,627

	Greece — 0.02%
188,889	Alpha Bank AE (Banks) (a)*	57
409,594	Eurobank Ergasias SA (Banks) (a)*	55
1,552	Folli Follie SA (Specialty Retail)*	39
12,314	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)*	104
5,223	JUMBO SA (Specialty Retail)*	39
75,427	National Bank of Greece SA (Banks) (a)*	83
11,466	Opap SA (Hotels, Restaurants & Leisure)*	91
99,254	Piraeus Bank SA (Banks) (a)*	37
1,998	Titan Cement Co. SA (Construction Materials)*	45

		550

	Hong Kong — 2.94%
1,698,118	AIA Group Ltd. (Insurance) (b)	11,117
478,000	Alibaba Pictures Group Ltd. (Media)^(a)	186
171,000	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	1,287
223,000	Belle International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	257
977,505	BOC Hong Kong (Holdings) Ltd. (Banks)	4,073
146,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	228
148,534	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,154
117,096	Cheung Kong Property Holdings, Ltd. (Real Estate Management & Development) (a)	971
119,000	China Agri-Industries Holdings Ltd. (Food Products) (a)	68

Shares	Security Description	Value (000)
	Hong Kong (continued)
256,000	China Everbright International Ltd. (Commercial Services & Supplies)	$459
44,000	China Everbright Ltd. (Capital Markets)	153
82,000	China Gas Holdings Ltd. (Gas Utilities)	131
683,889	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,934
192,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	677
58,000	China Resources Enterprises Ltd. (Food & Staples Retailing)	187
42,000	China Resources Gas Group Ltd. (Gas Utilities)	125
88,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	246
80,000	China State Construction International Holdings Ltd. (Construction & Engineering)	144
73,200	China Taiping Insurance Holdings Co. Ltd. (Insurance) (a)	263
278,000	China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	438
101,000	CITIC Pacific Ltd. (Industrial Conglomerates)	181
117,096	Ck Hutchison Holdings Ltd. (Real Estate Management & Development)	1,721
326,919	CLP Holdings Ltd. (Electric Utilities)	2,779
200,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	198
266,000	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)^	159
80,000	Far East Horizon Ltd. (Diversified Financial Services)	76
360,000	First Pacific Co. Ltd. (Food & Staples Retailing)	304
85,500	Fosun International Ltd. (Metals & Mining)	201
202,000	Franshion Properties China Ltd. (Real Estate Management & Development) (a)	72
60,000	Goldin Properties Holdings Ltd. (Holding Companies – Diversified)^(a)	63
130,000	Guangdong Investment Ltd. (Water Utilities)	182
50,000	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development) (a)	61
54,000	Haier Electronics Group Co. Ltd. (Household Durables) (a)	146
588,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment)^(a)	297
846,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	2,516
143,809	Hang Seng Bank Ltd. (Banks)	2,811
35,000	Hengan International Group Co. Ltd. (Personal Products)	416
1,044,180	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	1,229
42,700	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	1,507
196,000	Hysan Development Co. (Real Estate Management & Development)	850

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
239,500	Kerry Properties Ltd. (Real Estate Management & Development)	$939
306,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	424
3,654,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	2,899
4,100	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	80
472,500	MTR Corp. Ltd. (Road & Rail)	2,201
1,931,000	New World Development Co. Ltd. (Real Estate Management & Development)	2,526
2,594,000	PCCW Ltd. (Diversified Telecommunication Services)	1,549
257,538	Power Assets Holdings Ltd. (Electric Utilities)	2,349
144,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	167
953,839	Sino Land Co. Ltd. (Real Estate Management & Development)	1,595
177,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	134
1,437,899	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)^	1,559
613,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	9,933
257,826	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	3,241
234,541	The Bank of East Asia Ltd. (Banks)	1,026
904,618	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	5,298
1,131,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	7,529
88,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	180
292,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	64

		84,560

	Hungary — 0.01%
1,602	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	82
9,970	OTP Bank Nyrt PLC (Banks)	197
7,107	Richter Gedeon Nyrt (Pharmaceuticals)	107

		386

	India — 0.02%
30,926	Infosys Ltd., ADR (IT Services)	490

	Indonesia — 0.15%
220,600	Media Nusantara Citra (Media)	32
621,300	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	36
20,600	PT Astra Agro Lestari Tbk (Food Products)	35
985,700	PT Astra International Tbk (Automobiles)	523
598,800	PT Bank Central Asia Tbk (Banks)	606
201,700	PT Bank Danamon Indonesia Tbk (Banks)	65
431,900	PT Bank Mandiri Tbk (Banks)	326
343,100	PT Bank Negara Indonesia Persero Tbk (Banks)	136

Shares	Security Description	Value (000)
	Indonesia (continued)
540,500	PT Bank Rakyat Indonesia Persero Tbk (Banks)	$420
365,000	PT Bumi Serpong Damai (Real Estate Management & Development)	46
385,800	PT Charoen Pokphand Indonesia Tbk (Food Products)	80
371,000	PT Global MediaCom Tbk (Media)	33
24,900	PT Gudang Garam Tbk (Tobacco)	84
67,100	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	105
60,200	PT Indofood CBP Sukses Makmur Tbk (Food Products)	56
195,500	PT Indofood Sukses Makmur Tbk (Food Products)	97
108,500	PT Jasa Marga Persero Tbk (Transportation Infrastructure)	45
1,027,600	PT Kalbe Farma Tbk (Pharmaceuticals)	129
1,039,100	PT Lippo Karawaci Tbk (Real Estate Management & Development)	92
108,300	PT Matahari Department Store Tbk (Multiline Retail)	134
465,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	151
139,600	PT Semen Gresik (Persero) Tbk (Construction Materials)	126
346,500	PT Summarecon Agung Tbk (Real Estate Investment Trusts)	43
227,600	PT Surya Citra Media Tbk (Media)	49
43,400	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	27
2,366,400	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	520
95,800	PT Tower Bersama Infrastructure Tbk (Wireless Telecommunication Services) (a)	66
71,300	PT Unilever Indonesia Tbk (Household Products)	211
76,000	PT United Tractors Tbk (Machinery)	116
141,100	PT XL Axiata Tbk (Diversified Telecommunication Services) (a)	39

		4,428

	Ireland — 0.34%
890,761	Bank of Ireland (Banks) (a)	360
159,563	CRH PLC (Construction Materials)	4,503
90,439	Experian PLC (Professional Services)	1,647
16,895	ICON PLC (Life Sciences Tools & Services) (a)	1,137
21,889	Ryanair Holdings PLC, ADR (Airlines)	1,562
15,477	Smurfit Kappa Group PLC (Containers & Packaging)	426

		9,635

	Ireland (Republic of) — 0.32%
124,752	Medtronic PLC (Health Care Equipment & Supplies)	9,244

	Israel — 0.47%
191,032	Bank Leumi Le-Israel (Banks) (a)	808
533,301	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	909

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Israel (continued)
2,359	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	$696
263,451	Israel Chemicals Ltd. (Chemicals)	1,842
341,503	Israel Discount Bank, Class – A (Banks) (a)	656
136,798	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	8,096
1,111	The Israel Corp. Ltd. (Chemicals)	392

		13,399

	Italy — 0.91%
114,583	Atlantia SpA (Transportation Infrastructure)	2,830
453,953	Enel SpA (Electric Utilities)	2,056
885,717	Eni SpA (Oil, Gas & Consumable Fuels)	15,719
15,602	Intesa Sanpaolo SpA (Banks)	50
321,275	Mediaset SpA (Media)	1,544
139,833	Snam Rete Gas SpA (Gas Utilities)	665
1,464,492	Telecom Italia SpA (Diversified Telecommunication Services) (a)	1,858
835,192	Telecom Italia SpA (Diversified Telecommunication Services)	852
104,073	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	460

		26,034

	Japan — 19.21%
279,225	Aeon Co. Ltd. (Food & Staples Retailing)	3,965
12,200	Aeon Credit Service Co. Ltd. (Consumer Finance)	339
83,732	Aisin Seiki Co. Ltd. (Auto Components)	3,565
66,600	ALPS ELECTRIC Co. Ltd. (Electronic Equipment, Instruments & Components)	2,055
122,000	Aozora Bank Ltd. (Banks)	461
462,575	Asahi Glass Co. Ltd. (Building Products)	2,778
231,000	Asahi Kasei Corp. (Chemicals)	1,898
90,200	Astellas Pharma, Inc. (Pharmaceuticals)	1,287
33,349	Benesse Holdings, Inc. (Diversified Consumer Services)	837
270,000	Bridgestone Corp. (Auto Components)	9,990
98,100	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	1,390
573,867	Canon, Inc. (Technology Hardware, Storage & Peripherals)	18,677
700	COSMOS Pharmaceutical Corp. (Food & Staples Retailing)	95
257,079	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	2,656
86,212	Daihatsu Motor Co. Ltd. (Automobiles)	1,228
305,491	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	5,652
22,067	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	2,287
217,200	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	5,064
173,000	Daiwa Securities Group, Inc. (Investment Banking & Brokerage)	1,297
213,700	Denso Corp. (Auto Components)	10,646
63,900	East Japan Railway Co. (Road & Rail)	5,749
119,871	Eisai Co. Ltd. (Pharmaceuticals)	8,048
4,600	EXEDY Corp. (Auto Components)	115

Shares	Security Description	Value (000)
	Japan (continued)
27,257	FamilyMart Co. Ltd. (Food & Staples Retailing)	$1,254
79,600	Fanuc Ltd. (Machinery)	16,314
110,000	Fujitsu Ltd. (Computer Hardware – DO NOT USE)	615
86,000	Fukuoka Financial Group, Inc. (Banks)	446
33,100	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	976
100,200	HASEKO Corp. (Household Durables)	1,182
7,100	Hikari Tsushin, Inc. (Specialty Retail)	479
44,800	Hitachi Construction Machinery Co. Ltd. (Machinery)	785
3,005,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	19,812
18,400	Hokuriku Electric Power Co. (Electric Utilities)	274
706,224	Honda Motor Co. Ltd. (Automobiles)	22,862
1,500	Hoshizaki Electric Co. Ltd. (Machinery)	88
50,000	IBIDEN Co. Ltd. (Electronic Equipment, Instruments & Components)	846
38,400	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	754
910,000	IHI Corp. (Machinery)	4,239
66,100	Iida Group Holdings Co. Ltd. (Household Durables)	1,053
759,668	ITOCHU Corp. (Trading Companies & Distributors)	10,038
23,200	ITOCHU Techno-Solutions Corp. (IT Services)	578
42,000	Japan Airlines Co. Ltd. (Airlines)	1,466
25,000	Japan Aviation Electronics Industry Ltd. (Electronic Equipment, Instruments & Components)	680
187	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)^	581
261	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	1,186
545	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	1,091
525,197	Japan Tobacco, Inc. (Tobacco)	18,715
204,500	JFE Holdings, Inc. (Metals & Mining)	4,540
139,000	JGC Corp. (Construction & Engineering)	2,626
118,445	JS Group Corp. (Building Products)	2,352
81,683	JSR Corp. (Chemicals)	1,444
177,300	JVC KENWOOD Corp. (Household Durables)	484
1,054,324	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	4,551
40,700	Kanamoto Co. Ltd. (Trading Companies & Distributors)	1,033
137,602	Kaneka Corp. (Chemicals)	1,006
882,000	Kawasaki Heavy Industries Ltd. (Machinery)	4,116
810,700	KDDI Corp. (Wireless Telecommunication Services)	19,571
2,450	Keyence Corp. (Electronic Equipment, Instruments & Components)	1,323
387,032	Kirin Holdings Co. Ltd. (Beverages)	5,332
1,288,000	Kobe Steel Ltd. (Metals & Mining)	2,168

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
592,300	Komatsu Ltd. (Machinery)	$11,892
40,800	Konami Corp. (Software)	759
17,000	Kubota Corp. (Machinery)	270
155,529	Kuraray Co. Ltd. (Chemicals)	1,904
52,100	Kurita Water Industries Ltd. (Machinery)	1,215
28,926	Lawson, Inc. (Food & Staples Retailing)	1,981
793,231	Marubeni Corp. (Trading Companies & Distributors)	4,552
19,977	Maruichi Steel Tube Ltd. (Metals & Mining)	496
669,640	Mitsubishi Corp. (Trading Companies & Distributors)	14,731
263,000	Mitsubishi Electric Corp. (Electrical Equipment)	3,400
159,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	891
454,000	Mitsubishi Materials Corp. (Metals & Mining)	1,744
101,343	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	1,520
2,081,282	Mitsubishi UFJ Financial Group, Inc. (Banks)	14,964
795,526	Mitsui & Co. Ltd. (Trading Companies & Distributors)	10,808
548,000	Mitsui Mining & Smelting Co. Ltd. (Metals & Mining)	1,482
2,399,092	Mizuho Financial Group, Inc. (Banks)	5,195
33,000	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	5,760
168,327	NGK Insulators Ltd. (Machinery)	4,340
1,300	Nidec Corp. (Electronic Equipment, Instruments & Components)	97
63,900	Nihon Nohyaku Co. Ltd. (Chemicals)	620
427,400	Nikon Corp. (Household Durables)	4,946
294	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	1,287
164,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	831
319	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	588
310,178	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	11,238
672,000	Nippon Yusen Kabushiki Kaisha (Marine)	1,873
175,200	Nipro Corp. (Health Care Equipment & Supplies)	1,794
1,585,679	Nissan Motor Co. Ltd. (Automobiles)	16,522
377,300	Nomura Holdings, Inc. (Investment Banking & Brokerage)	2,561
26,100	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	548
4,400	NSK Ltd. (Machinery)	68
13,658	NTT Data Corp. (IT Services)	597
364,300	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	6,978
366,090	Oji Paper Co. Ltd. (Paper & Forest Products)	1,592
171,400	Olympus Corp. (Health Care Equipment & Supplies)	5,925
1,300	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	142
22,600	Oracle Corp. Japan (Software)	946
31,700	ORIX Corp. (Diversified Financial Services)	472

Shares	Security Description	Value (000)
	Japan (continued)
217,477	Osaka Gas Co. Ltd. (Gas Utilities)	$859
169,681	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	5,413
46,200	Park24 Co. Ltd. (Commercial Services & Supplies)	792
5,000	Recruit Holdings Co. Ltd. (Professional Services)	153
488,085	Resona Holdings, Inc. (Banks)	2,666
325,600	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	3,379
3,400	Rinnai Corp. (Household Durables)	268
200	Rohm Co. Ltd. (Semiconductors)	13
2,300	Ryohin Keikaku Co. (Multiline Retail)	446
111,000	Sanden Holdings Corp. (Auto Components)	517
24,904	Sankyo Co. Ltd. (Leisure Products)	882
77,400	Sega Sammy Holdings, Inc. (Leisure Products)	1,012
192,457	Sekisui Chemical Co. Ltd. (Household Durables)	2,364
242,465	Sekisui House Ltd. (Household Durables)	3,852
213,500	Senshu Ikeda Holdings, Inc. (Banks)	968
2,600	Shimano, Inc. (Leisure Products)	355
47,300	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,938
82,000	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	717
1,800	SMC Corp. (Machinery)	542
18,100	SoftBank Corp. (Wireless Telecommunication Services)	1,066
18,000	Sony Financial Holdings, Inc. (Insurance)	316
522,200	Sumitomo Corp. (Trading Companies & Distributors)	6,077
402,000	Sumitomo Heavy Industries Ltd. (Industrial Machinery)	2,346
223,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	3,396
426,723	Sumitomo Mitsui Financial Group, Inc. (Banks)	19,035
340,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,558
278,631	Sumitomo Rubber Industries Ltd. (Auto Components)	4,319
5,000	Sysmex Corp. (Health Care Equipment & Supplies)	298
107,000	Taisei Corp. (Construction & Engineering)	615
362,585	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	17,514
95,000	The Bank of Yokohama Ltd. (Banks)	583
71,100	The Chugoku Electric Power Co., Inc. (Electric Utilities)	1,038
110,000	The San-in Godo Bank Ltd. (Banks)	1,062
47,000	The Yokohama Rubber Co. Ltd. (Auto Components)	944
130,135	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	1,211
5,000	Topcon Corp. (Electronic Equipment, Instruments & Components)	121
251,545	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	2,105
28,881	Toyoda Gosei Co. Ltd. (Auto Components)	697
746,500	Toyota Motor Corp. (Automobiles)	50,040
90,200	Toyota Tsusho Corp. (Trading Companies & Distributors)	2,421

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
54,600	Trend Micro, Inc. (Software)	$1,869
521	United Urban Investment Corp. (Real Estate Investment Trusts)	737
144,068	West Japan Railway Co. (Road & Rail)	9,225
144,500	Yahoo Japan Corp. (Internet Software & Services)	583
4,200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	81

		551,861

	Jersey — 0.41%
639,710	Glencore International PLC (Metals & Mining)	2,566
63,874	Shire PLC (Pharmaceuticals)	5,112
186,976	WPP PLC (Media)	4,189

		11,867

	Korea, Republic Of — 0.02%
1,200	Cheil Industries, Inc. (Industrial Conglomerates) (a)	191
247	Hanmi Pharm Co. Ltd. (Pharmaceuticals) (a)	103
372	Hanssem Co. Ltd. (Household Durables)	94
1,004	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	106

		494

	Liberia — 0.04%
15,693	Royal Caribbean Cruises Ltd. (Hotels, Resorts & Cruise Lines)	1,235

	Luxembourg — 0.30%
12,761	RTL Group (Media)	1,153
174,995	SES – FDR, Class – A (Media)	5,878
125,794	Tenaris SA (Energy Equipment & Services)	1,694

		8,725

	Malaysia — 0.21%
71,000	Airasia Berhad (Airlines)	29
51,700	Alliance Financial Group Berhad (Banks)	60
85,400	AMMB Holdings Berhad (Banks)	137
82,100	Astro Malaysia Holdings Berhad (Media)	67
123,700	Axiata Group Berhad (Wireless Telecommunication Services)	210
38,372	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	33
6,700	British American Tobacco Malaysia Berhad (Tobacco)	110
86,400	Bumi Armada Berhad (Energy Equipment & Services)	26
233,000	CIMB Group Holdings Berhad (Banks)	338
162,488	Dialog Group Berhad (Construction & Engineering)	69
159,100	DiGi.Com Berhad (Wireless Telecommunication Services)	226
70,200	Felda Global Ventures Holdings Berhad (Food Products)	30
90,300	Gamuda Berhad (Construction & Engineering)	112
105,600	Genting Berhad (Hotels, Restaurants & Leisure)	226

Shares	Security Description	Value (000)
	Malaysia (continued)
134,500	Genting Malaysia Berhad (Hotels, Restaurants & Leisure)	$150
13,800	Genting Plantations Berhad (Food Products)	36
26,200	Hong Leong Bank Berhad (Banks)	93
11,700	Hong Leong Financial Group Berhad (Banks)	47
120,100	Ihh Healthcare Berhad (Health Care Providers & Services) (a)	180
65,900	IJM Corp. Berhad (Construction & Engineering)	113
137,300	IOI Corp. Berhad (Food Products)	149
71,600	IOI Properties Group Berhad (Real Estate Management & Development)	35
19,400	Kuala Lumpur Kepong Berhad (Food Products)	110
20,800	Lafarge Malayan Cement Berhad (Construction Materials)	47
220,100	Malayan Banking Berhad (Banks)	533
41,500	Malaysia Airports holdings Berhad (Transportation Infrastructure)	68
100,000	Maxis Berhad (Wireless Telecommunication Services)	169
56,300	MISC Berhad (Marine)	115
137,400	Petronas Chemicals Group Berhad (Chemicals)	230
12,400	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	68
32,400	Petronas Gas Berhad (Gas Utilities)	183
23,800	PPB Group Berhad (Food Products)	95
117,440	Public Bank Berhad (Banks)	583
20,800	RHB Capital Berhad (Banks)	41
172,300	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	108
138,800	Sime Darby Berhad (Industrial Conglomerates)	314
50,300	Telekom Malaysia Berhad (Diversified Telecommunication Services)	87
159,500	Tenega Nasional Berhad (Electric Utilities)	535
28,500	UMW Holdings Berhad (Automobiles)	77
31,600	Westports Holding Berhad (Commercial Services)	35
216,100	YTL Corp. Berhad (Multi-Utilities)	89
75,600	YTL Power International Berhad (Multi-Utilities)	32

		5,995

	Malta — 0.01%
16,382	Brait SE (Capital Markets)	166

	Mexico — 0.46%
130,800	Alfa SAB de CV, Class – A (Industrial Conglomerates)	251
1,560,900	America Movil SAB de CV (Wireless Telecommunication Services)	1,669
17,100	Arca Continental SAB de CV (Beverages)	97
12,224	Cemex SAB de CV, ADR (Construction Materials) (a)	112
601,511	Cemex SAB de CV (Construction Materials) (a)	552
22,300	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	177
58,100	Compartamos SAB de CV (Consumer Finance)	103

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mexico (continued)
21,700	Controladora Comercial Mexicana SAB de CV (Food & Staples Retailing)	$68
9,600	El Puerto de Liverpool SAB de CV, Class – C1 (Multiline Retail)	111
108,500	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	258
85,800	Fomento Economico Mexicano SAB de CV (Beverages)	765
7,900	Gruma, S.A.B de CV, Class – B (Food Products)	102
16,100	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	110
10,800	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	154
80,900	Grupo Bimbo SAB de CV (Food Products) (a)	209
28,800	Grupo Carso SAB de CV, Series A1 (Industrial Conglomerates)	120
19,100	Grupo Comercial Chedraui SAB de CV (Food & Staples Retailing)	54
122,700	Grupo Financiero Banorte SAB de CV (Banks)	674
105,800	Grupo Financiero Inbursa, SAB de CV, Class – O (Banks)	240
86,500	Grupo Financiero Santander Mexico SAB de CV, B Shares (Banks)	160
26,000	Grupo Lala SAB de CV (Food Products)	54
182,500	Grupo Mexico SAB de CV, Series B (Metals & Mining)	550
116,152	Grupo Televisa SA, ADR (Media)	4,508
117,400	Grupo Televisa SAB de CV (Media)	912
6,380	Industrias Penoles SAB de CV (Metals & Mining)	104
66,100	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	143
47,200	Mexichem SAB de CV (Chemicals)	136
30,200	Ohl Mexico SAB de CV (Transportation Infrastructure) (a)	39
12,700	Promotora y Operadora de Infraestructura SAB de CV (Construction & Engineering) (a)	136
243,700	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	596

		13,164

	Netherlands — 2.68%
230,339	AEGON NV (Insurance)	1,693
80,115	Airbus Group NV (Aerospace & Defense)	5,198
163,463	Akzo Nobel NV (Chemicals)	11,894
78,264	ASML Holding NV (Semiconductors & Semiconductor Equipment)	8,087
7,119	ASML Holding NV, NYS (Semiconductors & Semiconductor Equipment)	741
9,219	Delta Lloyd NV (Insurance)	151
33,689	Euronext NV (Diversified Financial Services)	1,326
8,555	Gemalto NV (Software)^	762
884	Heineken NV (Beverages)	67
10,554	ING Groep NV (Banks)	174
265,678	Koninklijke Ahold NV (Food & Staples Retailing)	4,975
12,347	Koninklijke Boskalis Westminster NV (Construction & Engineering)	604

Shares	Security Description	Value (000)
	Netherlands (continued)
36,540	Koninklijke DSM NV (Chemicals)	$2,118
162,555	Koninklijke Philips Electronics NV (Industrial Conglomerates)	4,135
8,707	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	439
5,150	NN Group NV (Insurance)	145
15,107	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment) (a)	1,484
16,502	Randstad Holding NV (Professional Services)	1,074
428,969	Reed Elsevier NV (Media)	10,173
2,800	Sensata Technologies Holding NV (Electrical Equipment) (a)	148
419,058	TNT NV (Air Freight & Logistics) (a)	1,862
438,260	Unilever NV (Food Products)	18,250
48,257	Wolters Kluwer NV (Media)	1,433

		76,933

	New Zealand — 0.03%
35,000	Infratil Ltd. (Electric Utilities)	75
78,329	Meridian Energy Ltd. (Electric Utilities) (a)	114
337,375	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	639

		828

	Norway — 0.76%
85,424	DNB ASA (Banks)	1,426
20,460	Gjensidige Forsikring ASA (Insurance)	330
335,764	Orkla ASA (Food Products)	2,644
679,690	Statoil ASA (Oil, Gas & Consumable Fuels)	12,150
247,136	Telenor ASA (Diversified Telecommunication Services)	5,418

		21,968

	Papua New Guinea — 0.01%
66,408	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	365

	Peru — 0.02%
9,800	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	102
3,200	Credicorp Ltd. (Banks)	444

		546

	Philippines — 0.09%
100,830	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	130
68,900	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	70
106,000	Alliance Global Group, Inc. (Industrial Conglomerates)	51
9,380	Ayala Corp. (Diversified Financial Services)	164
337,100	Ayala Land, Inc. (Real Estate Management & Development)	278
40,520	Bank of the Philippine Islands (Banks)	85
74,180	BDO Unibank, Inc. (Banks)	179
205,000	DMCI Holdings, Inc. (Industrial Conglomerates)	60
433,700	Energy Development Corp. (Independent Power and Renewable Electricity Producers)	72
1,850	Globe Telecom, Inc. (Wireless Telecommunication Services)	103
3,090	GT Capital Holdings, Inc. (Investment Companies)	94

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Philippines (continued)
26,590	International Container Terminal Services, Inc. (Transportation Infrastructure)	$65
125,900	JG Summit Holdings, Inc. (Industrial Conglomerates)	199
21,880	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	96
356,000	Megaworld Corp. (Real Estate Management & Development)	38
569,000	Metro Pacific Investments Corp. (Diversified Financial Services)	60
20,290	Metropolitan Bank & Trust Co. (Banks)	42
4,365	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	272
7,340	SM Investments Corp. (Industrial Conglomerates)	146
427,600	SM Prime Holdings, Inc. (Real Estate Management & Development)	190
44,920	Universal Robina Corp. (Food Products)	193

		2,587

	Poland — 0.10%
1,871	Alior Bank SA (Banks) (a)	44
1,729	Bank Handlowy w Warszawie SA (Banks)	46
23,377	Bank Millennium SA (Banks) (a)	41
6,324	Bank Pekao SA (Banks)^	303
1,447	Bank Zachodni WBK SA (Banks) (a)	131
1,239	CCC SA (Textiles, Apparel & Luxury Goods)	57
9,564	Cyfrowy Polsat SA (Media) (a)	60
11,685	Enea SA (Electric Utilities)	50
9,208	Energa SA (Electric Utilities)	56
3,916	Eurocash SA (Food & Staples Retailing)	39
65,374	Getin Nobel Bank SA (Banks) (a)	24
2,212	Grupa Azoty SA (Chemicals) (a)	49
3,961	Grupa Lotos SA (Oil, Gas & Consumable Fuels) (a)	32
6,736	KGHM Polska Miedz SA (Metals & Mining)	191
51	LPP SA (Textiles, Apparel & Luxury Goods)	91
776	MBank SA (Banks) (a)	85
38,252	PGE SA (Electric Utilities)	187
15,509	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	304
92,662	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	163
41,327	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	342
2,718	Powszechny Zaklad Ubezpieczen SA (Insurance)	313
29,075	Synthos SA (Chemicals) (a)	36
40,517	Tauron Polska Energia SA (Electric Utilities)	47
34,745	Telekomunikacja Polska SA (Diversified Telecommunication Services)^	75

		2,766

	Portugal — 0.07%
520,142	EDP – Energias de Portugal SA (Electric Utilities)	1,974

Shares	Security Description	Value (000)
	Qatar — 0.06%
4,735	Barwa Real Estate Co. (Real Estate Management & Development)	$69
4,696	Doha Bank Qsc (Banks)	69
27,967	Ezdan Real Estate Co. QSC (Real Estate Investment Trusts)	138
2,608	Gulf International Services QSC (Energy Equipment & Services)	57
7,744	Industries Qatar Q.S.C. (Industrial Conglomerates)	306
19,085	Masraf Al Rayan (Banks)	244
3,897	Ooredoo Qsc (Diversified Telecommunication Services)	93
1,310	Qatar Electricity & Water Co. (Multi-Utilities)	82
3,537	Qatar Insurance Co. (Insurance)	94
2,191	Qatar Islamic Bank (Banks)	65
8,598	Qatar National Bank (Banks)	455
2,789	The Commercial Bank of Qatar QSC (Banks)	42
16,753	Vodafone Qatar (Wireless Telecommunication Services) (a)	76

		1,790

	Russia — 0.25%
86,500	ALROSA AO (Metals & Mining)	99
5,977,000	Federal Hydrogenerating Co. (Electric Utilities)	60
555,452	Gazprom OAO (Oil, Gas & Consumable Fuels)	1,472
6,621	LUKOIL OAO, ADR (Oil, Gas & Consumable Fuels)	297
24,192	LUKOIL OAO (Oil, Gas & Consumable Fuels)	1,086
12,525	Magnit OJSC,, Registered Shares, GDR (Food & Staples Retailing)	697
4,602	MegaFon OAO, GDR (Wireless Telecommunication Services)	64
2,654	MMC Norilsk Nickel PJSC (Metals & Mining)	458
25,700	Mobile TeleSystems OJSC, ADR (Wireless Telecommunication Services)	252
4,309	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	439
52,180	Rosneft Oil (Oil, Gas & Consumable Fuels)	220
40,080	Rostelecom OJSC (Diversified Telecommunication Services)	66
501,990	Sberbank of Russia (Banks)	659
10,170	Severstal (Metals & Mining)	110
6,696	Sistema JSFC, GDR (Wireless Telecommunication Services)	59
344,600	Surgutneftegas (Oil, Gas & Consumable Fuels)	207
64,920	Tatneft, Class – S (Oil, Gas & Consumable Fuels)	350
39,810	Uralkali OJSC (Chemicals)	106
244,890,000	VTB Bank OJSC (Banks) (a)	352

		7,053

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore — 1.41%
827,800	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	$1,512
793,109	CapitaCommercial Trust (Real Estate Investment Trusts)	919
942,900	CapitaMall Trust (Real Estate Investment Trusts)	1,506
1,058,100	ComfortDelGro Corp. Ltd. (Road & Rail)	2,460
79,621	DBS Group Holdings Ltd. (Banks)	1,223
3,434,007	Hutchison Port Holdings Trust (Transportation Infrastructure)	2,163
1,131,191	Keppel Corp. Ltd. (Industrial Conglomerates)	6,906
75,797	Olam International Ltd. (Food & Staples Retailing)	106
717,900	SembCorp Industries Ltd. (Industrial Conglomerates)	2,074
644,900	SembCorp Marine Ltd. (Machinery)^	1,360
166,100	Singapore Exchange Ltd. (Diversified Financial Services)	966
952,647	Singapore Press Holdings Ltd. (Media)^	2,887
780,300	Singapore Tech Engineering (Aerospace & Defense)	1,912
3,268,310	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	10,218
234,900	StarHub Ltd. (Wireless Telecommunication Services)	689
921,980	Suntec REIT (Real Estate Investment Trusts)	1,181
52,100	United Overseas Bank (Banks)	893
1,425,011	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	1,498

		40,473

	South Africa — 0.52%
76,767	African Bank Investments Ltd. (Diversified Financial Services) (a)	—
5,764	African Rainbow Minerals Ltd. (Metals & Mining)	39
2,458	Anglo Platinum Ltd. (Metals & Mining) (a)	55
17,813	AngloGold Ashanti Ltd. (Metals & Mining) (a)	162
16,639	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	493
16,448	Barclays Africa Group Ltd. (Banks)	248
9,687	Barloworld Ltd. (Trading Companies & Distributors)	77
15,019	Bidvest Group Ltd. (Industrial Conglomerates)	381
1,193	Capitec Bank Holdings Ltd. (Diversified Financial Services)	48
10,023	Coronation Fund Managers Ltd. (Capital Markets)	68
17,187	Discovery Ltd. (Insurance)	179
6,121	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	44
160,332	FirstRand Ltd. (Diversified Financial Services)	703
34,749	Gold Fields Ltd. (Metals & Mining)	111
107,581	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	234

Shares	Security Description	Value (000)
	South Africa (continued)
9,558	Hyprop Investments Ltd. (Real Estate Management & Development)	$95
26,246	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	117
9,054	Imperial Holdings Ltd. (Distributors)	138
12,100	Investec Ltd. (Capital Markets)	109
3,081	Kumba Iron Ore Ltd. (Metals & Mining)	38
6,319	Liberty Holdings Ltd. (Insurance)	75
48,976	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	151
4,562	Massmart Holdings Ltd. (Food & Staples Retailing)	56
22,157	Mediclinic International Ltd. (Health Care Providers & Services)	187
50,183	MMI Holdings Ltd. (Insurance)	124
4,744	Mondi Ltd. (Paper & Forest Products)	104
15,495	Mr. Price Group Ltd. (Specialty Retail)	319
78,838	MTN Group Ltd. (Wireless Telecommunication Services)	1,485
26,423	Nampak Ltd. (Containers & Packaging)	73
19,765	Naspers Ltd. (Media)	3,082
8,887	Nedbank Group Ltd. (Banks)	177
49,622	Netcare Ltd. (Health Care Providers & Services)	156
10,672	Pick n Pay Stores Ltd. (Food & Staples Retailing)	50
3,047	PSG Group Ltd. (Diversified Financial Services)	51
165,091	Redefine Properties Ltd. (Real Estate Investment Trusts)	139
23,613	Remgro Ltd. (Diversified Financial Services)	497
11,026	Resilient Property Income Fund Ltd. (Real Estate Investment Trusts)	87
32,328	RMB Holdings Ltd. (Diversified Financial Services)	177
36,650	RMI Holdings Ltd. (Insurance)	128
7,680	Samsung Heavy Industries Co. Ltd. (Machinery)	117
84,676	Sanlam Ltd. (Insurance)	463
25,158	Sappi Ltd. (Paper & Forest Products) (a)	89
25,782	Sasol Ltd. (Oil, Gas & Consumable Fuels)	954
22,545	Shoprite Holdings Ltd. (Food & Staples Retailing)	322
57,857	Standard Bank Group Ltd. (Banks)	762
105,905	Steinhoff International Holdings Ltd. (Household Durables)	671
10,894	Telkom SA SOC Ltd. (Diversified Telecommunication Services) (a)	57
10,349	The Foschini Group Ltd. (Specialty Retail)	135
7,858	The Spar Group Ltd. (Food & Staples Retailing)	123
7,849	Tiger Brands Ltd. (Food Products)	183
18,810	Truworths International Ltd. (Specialty Retail)	133
8,980	Tsogo Sun Holdings Ltd. (Hotels, Restaurants & Leisure)	18
17,719	Vodacom Group Ltd. (Wireless Telecommunication Services)	202
44,639	Woolworths Holdings Ltd. (Multiline Retail)	362

		15,048

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea — 1.44%
1,580	Amorepacific Corp. (Personal Products)	$592
1,212	Amorepacific Group (Personal Products)	203
10,068	BS Financial Group, Inc. (Banks)	128
2,903	Celltrion, Inc. (Pharmaceuticals)^(a)	203
3,920	Cheil Worldwide, Inc. (Media) (a)	61
369	CJ Cheiljedang Corp. (Food Products)	146
653	CJ Corp. (Industrial Conglomerates)	173
269	CJ Korea Express Co. Ltd. (Road & Rail) (a)	47
2,577	Coway Co. Ltd. (Household Durables)	211
1,105	Daelim Industrial Co. Ltd. (Construction & Engineering)	81
5,480	Daewoo Engineering & Construction Co. Ltd. (Construction & Engineering) (a)	30
2,410	Daewoo International Corp. (Trading Companies & Distributors)	56
8,960	Daewoo Securities Co. Ltd. (Capital Markets)	122
4,980	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)	59
1,171	Daum Kakao Corp. (Internet Software & Services)	133
7,846	DGB Financial Group, Inc. (Banks)	82
2,223	Dongbu Insurance Co. Ltd. (Insurance)	113
338	Doosan Corp. (Industrial Conglomerates)	33
2,510	Doosan Heavy Industries & Construction Co. Ltd. (Electrical Equipment)	53
5,820	Doosan Infracore Co. Ltd. (Machinery) (a)	51
1,015	E-Mart Co. Ltd. (Food & Staples Retailing)	210
2,500	GS Engineering & Construction Corp. (Construction & Engineering) (a)	60
2,319	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	103
1,960	Halla Climate Control Corp. (Auto Components)	68
13,289	Hana Financial Group, Inc. (Banks)	346
3,548	Hankook Tire Co. Ltd. (Auto Components)	134
4,700	Hanwha Chemical Corp. (Chemicals)	79
2,510	Hanwha Corp. (Chemicals)	106
758	Honam Petrochemical Corp. (Chemicals)	196
1,696	Hotel Shilla Co. Ltd. (Specialty Retail)	170
27,810	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	1,055
1,093	Hyosung Corp. (Chemicals)	141
798	Hyundai Department Store (Multiline Retail)	105
2,980	Hyundai Development Co. (Construction & Engineering)	178
3,354	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	123
853	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	155
1,883	Hyundai Heavy Industries Co. Ltd. (Machinery) (a)	188
3,340	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	88
4,257	Hyundai Merchant Marine Co. Ltd. (Marine) (a)	26
565	Hyundai Mipo Dockyard Co. (Machinery) (a)	33
3,211	Hyundai Mobis Co. Ltd. (Auto Components)	609
38,501	Hyundai Motor Co. Ltd. (Automobiles)	4,695
3,384	Hyundai Steel Co. (Metals & Mining)	205

Shares	Security Description	Value (000)
	South Korea (continued)
818	Hyundai Wia Corp. (Auto Components)	$76
13,300	Industrial Bank of Korea (Banks)	172
5,432	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	181
18,608	KB Financial Group, Inc. (Banks)	616
239	KCC Corp. (Building Products)	105
12,323	Kia Motors Corp. (Automobiles)	501
2,060	Korea Aerospace Industries Ltd. (Aerospace & Defense)	147
11,980	Korea Electric Power Corp. (Electric Utilities)	492
1,089	Korea Gas Corp. (Gas Utilities)	42
1,710	Korea Investment Holdings Co. Ltd. (Capital Markets)	98
772	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	49
11,210	Korea Life Insurance Co. Ltd. (Insurance)	80
441	Korea Zinc Co. Ltd. (Metals & Mining)	216
1,879	Korean Air Lines Co. Ltd. (Airlines) (a)	68
1,080	KT Corp. (Diversified Telecommunication Services) (a)	28
64,771	KT&G Corp. (Tobacco)	5,512
2,163	LG Chem Ltd. (Chemicals)	541
4,744	LG Corp. (Industrial Conglomerates)	264
10,708	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	248
4,830	LG Electronics, Inc. (Information Technology)	204
451	LG Household & Health Care Ltd. (Household Products)	313
632	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	57
9,660	LG UPlus Corp. (Diversified Telecommunication Services)	85
37	Lotte Confectionery Co. Ltd. (Food Products)	64
491	Lotte Shopping Co. Ltd. (Multiline Retail)	103
732	LS Corp. (Electrical Equipment)	29
827	LS Industrial Systems Co. Ltd. (Electrical Equipment)	34
1,428	Mirae Asset Securities Co. Ltd. (Capital Markets)	65
1,337	Naver Corp. (Internet Software & Services)	760
705	NCsoft Corp. (Software)	125
6,560	NH Investment & Securities Co. Ltd. (Capital Markets)	72
769	OCI Co. Ltd. (Chemicals)	62
183	Orion Corp. (Food Products)	172
2,434	Paradise Co. Ltd. (Hotels, Restaurants & Leisure)	52
3,228	POSCO (Metals & Mining)	648
880	S1 Corp. (Commercial Services & Supplies)	62
6,166	Samsung C&T Corp. (Trading Companies & Distributors)	366
1,530	Samsung Card Co. Ltd. (Consumer Finance)	51
2,826	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	129
5,339	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	6,071
1,654	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	436
3,833	Samsung Life Insurance Co. Ltd. (Insurance)	369

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
2,624	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	$262
1,389	Samsung SDS Co. Ltd. (IT Services)	323
2,770	Samsung Securities Co. Ltd. (Capital Markets)	135
20,190	Shinhan Financial Group Co. Ltd. (Banks)	753
291	Shinsegae Co. Ltd. (Multiline Retail)	70
938	SK C&C Co. Ltd. (IT Services)	233
1,128	SK Holdings Co. Ltd. (Industrial Conglomerates)	200
3,064	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels) (a)	336
4,620	SK Networks Co. Ltd. (Trading Companies & Distributors)	37
32,172	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	7,212
2,395	S-Oil Corp. (Oil, Gas & Consumable Fuels)	145
14,550	Woori Bank (Banks)	128
403	Yuhan Corp. (Pharmaceuticals)	99

		41,348

	Spain — 2.87%
210,310	Abertis Infraestructuras SA (Transportation Infrastructure)	3,449
92,520	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	2,976
1,161,642	Banco Bilbao Vizcaya Argentaria SA (Banks)	11,385
289,970	Banco de Sabadell SA (Banks)	700
2,064,586	Banco Santander SA (Banks)	14,416
45,792	Bolsas y Mercados Espanoles (Diversified Financial Services)	1,852
590,835	CaixaBank SA (Banks) (b)	2,737
120,331	Corporacion Mapfre (Insurance)	414
302,435	Distribuidora Internacional de Alimentacion SA (Software)	2,309
26,577	Enagas (Gas Utilities)^	723
37,665	Gamesa Corporacion Tecnologica SA (Electrical Equipment) (a)	586
45,453	Gas Natural SDG SA (Gas Utilities)	1,030
31,324	Grifols SA, ADR (Biotechnology)	970
32,567	Grifols SA (Biotechnology)	1,312
3,907	Grifols SA, Class – B (Biotechnology)	121
1,069,395	Iberdrola SA (Electric Utilities)	7,202
24,197	Red Electrica Corporacion SA (Electric Utilities)^	1,939
555,677	Repsol YPF SA (Oil, Gas & Consumable Fuels)	9,756
39,020	Tecnicas Reunidas SA (Energy Equipment & Services)	2,005
1,178,070	Telefonica SA (Diversified Telecommunication Services)	16,743

		82,625

	Sweden — 2.47%
35,529	Assa Abloy AB, Class – B (Metals & Mining)	669
22,014	Autoliv, Inc. (Auto Components)	2,572
106,139	Boliden AB (Metals & Mining)	1,936
12,620	Electrolux AB, Series B (Household Durables)	396

Shares	Security Description	Value (000)
	Sweden (continued)
30,246	Hennes & Mauritz AB, B Shares (Specialty Retail)	$1,165
29,461	Industrivarden AB, C Shares (Diversified Financial Services)	555
4,782	Modern Times Group, B Shares (Media)	128
610,194	Nordea Bank AB (Banks)	7,616
857,775	Sandvik AB (Machinery)	9,488
301,978	Skandinaviska Enskilda Banken AB, Class – A (Banks)	3,863
239,042	Skanska AB, B Shares (Construction & Engineering)	4,847
48,042	Svenska Cellusoa AB, B Shares (Banks)	1,222
46,593	Svenska Handelsbanken AB, A Shares (Banks)	680
275,093	Swedbank AB, A Shares (Banks)	6,418
123,253	Tele2 AB, B Shares (Wireless Telecommunication Services)	1,434
2,149,464	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	22,285
963,735	TeliaSonera AB (Diversified Telecommunication Services)	5,677

		70,951

	Switzerland — 9.90%
1,568,219	ABB Ltd. – Registered (Electrical Equipment)	32,851
26,373	Actelion Ltd. (Biotechnology)	3,860
199,593	Adecco SA, Registered Shares (Professional Services)	16,208
60,316	Aryzta AG (Food Products)	2,975
10,918	Baloise Holding AG, Registered Shares (Insurance)	1,332
145,109	Clariant AG (Chemicals)	2,975
44,295	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	3,605
118,897	Credit Suisse Group AG (Capital Markets)	3,269
3,275	DKSH Holding Ltd. (Professional Services)	237
4,343	Geberit AG (Building Products)	1,448
6,408	Givaudan SA (Chemicals)	11,092
7,350	Holcim Ltd., Registered Shares (Construction Materials)	543
6,579	Julius Baer Group Ltd. (Capital Markets)	369
33,788	Kuehne & Nagel International (Marine)	4,486
787,320	Nestle SA (Food Products)	56,857
118,047	Novartis AG, Registered Shares (Pharmaceuticals)	11,638
7,037	Pargesa Holding SA (Diversified Financial Services)	474
4,117	Partners Group Holding AG (Capital Markets)	1,231
232,865	Roche Holding AG – Genusscheine (Pharmaceuticals)	65,272
3,756	SGS SA – Registered (Professional Services)	6,855
15,981	Sulzer AG (Machinery)	1,644
4,008	Swiss Life Holding (Insurance)	918
25,667	Swiss Prime Site AG (Real Estate Management & Development)	1,948
80,682	Swiss Re AG (Insurance)	7,143
10,707	Swisscom AG (Diversified Telecommunication Services)	6,002

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
15,495	Syngenta AG, Registered Shares (Chemicals)	$6,299
1,063	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	414
699	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	52
258,523	Transocean Ltd. (Energy Equipment & Services)^	4,182
29,273	UBS AG – Registered (Capital Markets)	622
388,573	UBS Group AG (Capital Markets)	8,244
64,359	Zurich Financial Services AG (Insurance)	19,596

		284,641

	Taiwan — 0.84%
112,524	Acer, Inc. (Technology Hardware, Storage & Peripherals) (a)	55
303,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	411
16,491	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	113
100,980	Asia Cement Corp. (Construction Materials)	119
90,000	Asia Pacific Telecom Co. Ltd. (Diversified Telecommunication Services)	36
32,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	312
412,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	182
32,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	401
389,100	Cathay Financial Holding Co. Ltd. (Insurance)	679
210,780	Chang Hwa Commercial Bank Ltd. (Banks)	121
73,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	162
20,135	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	54
168,000	China Airlines Ltd. (Airlines) (a)	71
660,000	China Development Financial Holding Corp. (Banks)	250
140,600	China Life Insurance Co. Ltd. (Insurance)	144
35,000	China Motor Corp. (Automobiles)	27
583,440	China Steel Corp. (Metals & Mining)	466
662,640	Chinatrust Financial Holding Co. Ltd. (Banks)	521
185,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	590
176,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	134
32,000	CTCI Corp. (Construction & Engineering)	52
85,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	435
312,544	E.Sun Financial Holding Co. Ltd. (Banks)	209
8,320	ECLAT Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	136
44,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	59
69,984	EVA Airways Corp. (Airlines) (a)	48
68,000	Evergreen Marine Corp. Ltd. (Marine) (a)	35
136,680	Far Eastern New Century Corp. (Industrial Conglomerates)	145

Shares	Security Description	Value (000)
	Taiwan (continued)
81,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	$196
349,920	First Financial Holdings Co. Ltd. (Banks)	214
156,000	Formosa Chemicals & Fibre Corp. (Chemicals)	375
48,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	123
195,000	Formosa Plastics Corp. (Chemicals)	459
41,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	44
39,150	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	142
319,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	635
14,000	Giant Manufacturing Co. Ltd. (Leisure Products)	119
2,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	130
24,000	Highwealth Construction Corp. (Real Estate Management & Development)	57
9,270	Hiwin Technologies Corp. (Machinery)	61
635,760	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	1,999
13,000	Hotai Motor Co. Ltd. (Specialty Retail)	184
31,000	HTC Corp. (Technology Hardware, Storage & Peripherals) (a)	72
283,220	Hua Nan Financial Holdings Co. Ltd., Class – C (Banks)	163
396,500	Innolux Corp. (Electronic Equipment, Instruments & Components)	207
113,000	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment) (a)	90
120,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	83
15,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	41
5,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	571
98,490	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	116
70,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	957
469,000	Mega Financial Holding Co. Ltd. (Banks)	423
10,500	Merida Industry Co. Ltd. (Leisure Products)	68
227,000	Nan Ya Plastics Corp. (Chemicals)	533
28,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	135
76,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	222
7,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	61
106,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	151
28,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	61
29,000	President Chain Store Corp. (Food & Staples Retailing)	204
216,960	President Enterprises Corp. (Food Products)	385
128,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	303

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
19,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	$71
24,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	62
33,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	52
27,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	62
372,144	Shin Kong Financial Holding Co. Ltd. (Insurance)	114
141,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	216
15,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	70
383,218	SinoPac Financial Holdings Co. Ltd. (Banks)	170
17,440	Standard Foods Corp. (Food Products)	52
53,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	79
386,965	Taishin Financial Holding Co. Ltd. (Banks)	161
235,760	Taiwan Business Bank (Banks) (a)	73
160,000	Taiwan Cement Corp. (Construction Materials)	202
336,492	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	176
31,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	51
48,000	Taiwan Glass Industry Corp. (Building Products)	23
79,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	264
18,600	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	422
1,173,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,342
96,000	Teco Electric & Machinery Co. Ltd. (Electrical Equipment)	75
12,000	TPK Holding Co. Ltd. (Electronic Equipment, Instruments & Components)	69
10,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	37
18,000	U-Ming Marine Transport Corp. (Marine)	24
579,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	245
38,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	61
35,000	Wan Hai Lines Ltd. (Marine)	28
99,423	Wistron Corp. (Technology Hardware, Storage & Peripherals)	75
60,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	75
53,000	Yang Ming Marine Transport (Marine) (a)	19
392,525	Yuanta Financial Holding Co. Ltd. (Capital Markets)	212
42,000	Yulon Motor Co. Ltd. (Automobiles)	49

		24,182

Shares	Security Description	Value (000)
	Taiwan, Province Of China — 0.00%
8,258	Casetek Holdings Ltd. (Electronic Equipment, Instruments & Components)	$51
10,000	Feng Tay Enterprise Co. Ltd. (Apparel)	58

		109

	Thailand — 0.15%
51,200	Advanced INFO Service Public Co. Ltd. (Wireless Telecommunication Services)	364
22,300	Airports of Thailand Public Co. Ltd., Registered Shares (Transportation Infrastructure)	200
23,600	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	124
197,300	Bangkok Dusit Medical Service Public Co. Ltd., Class – F (Health Care Providers & Services)	115
43,700	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	33
44,200	BEC World Public Co. Ltd., Registered Shares (Media)	49
309,900	BTS Group Holdings Public Co. Ltd. (Road & Rail)	92
17,700	Bumrungrad Hospital Public Co. Ltd. (Health Care Providers & Services)	98
71,200	Central Pattana Public Co. Ltd., Registered Shares (Real Estate Management & Development)	100
118,400	Charoen Pokphand Foods Public Co. Ltd. (Food Products)	84
217,400	CP ALL Public Co. Ltd. (Food & Staples Retailing)	298
18,500	Delta Electronics (Thailand) PLC (Electronic Equipment, Instruments & Components)	50
47,500	Energy Absolute Public Co. Ltd. (Energy Equipment & Services)	33
30,200	Glow Energy Public Co. Ltd. (Independent Power and Renewable Electricity Producers)	76
161,508	Home Product Center Public Co. Ltd., Registered Shares (Specialty Retail)	32
58,000	Indorama Ventures Public Co. Ltd. (Chemicals)	48
615,300	IRPC Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	82
86,900	Kasikornbank Public Co. Ltd. (Banks)	486
153,600	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	78
76,560	Minor International Public Co. Ltd., Registered Shares (Hotels, Restaurants & Leisure)	68
62,500	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	202
79,200	PTT Global Chemical Public Co. Ltd. (Chemicals)	162
47,800	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	508
72,400	Siam Commercial Bank Public Co. Ltd. (Banks)	333
46,700	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	76
75,600	Thai Union Frozen Products Public Co. Ltd. (Diversified Consumer Services)	49
18,300	The Siam Cement Public Co. Ltd. (Construction Materials)	281
764,400	TMB Bank Public Co. Ltd. (Banks)	53
392,510	True Corp. Public Co. Ltd. (Diversified Telecommunication Services) (a)	133

		4,307

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey — 0.10%
98,953	Akbank TAS (Banks)	$286
8,523	Anadolu EFES Biracilik VE Malt Sanayii A/S (Beverages)	77
12,316	Arcelik A/S (Household Durables)	67
10,187	Bim Birlesik Magazalar A/S (Food & Staples Retailing)	182
3,350	Coca-Cola Icecek A/S (Beverages)	56
90,465	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	93
23,708	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	45
73,718	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	119
3,776	Ford Otomotiv Sanayi A/S (Automobiles)	50
42,541	Haci OMER Sabanci Holding (Diversified Financial Services)	160
32,650	KOC Holdings A/S (Industrial Conglomerates)	151
11,340	Petkim Petrokimya Holding AS (Chemicals) (a)	17
8,803	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	75
6,835	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	47
5,823	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels) (a)	148
28,677	Turk Hava Yollari Anonim Ortakligi (Airlines) (a)	94
23,244	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	61
42,451	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	196
106,058	Turkiye Garanti Bankasi A/S (Banks)	332
30,116	Turkiye Halk Bankasi A/S (Banks)	139
75,852	Turkiye Is Bankasi A/S, C Shares (Banks)	160
28,042	Turkiye Sise ve Cam Fabrikalari A/S (Industrial Conglomerates)	38
29,391	Turkiye Vakiflar Bankasi TAO, Class – D (Banks)	47
7,460	Ulker Biskuvi Sanayi A/S (Food Products)	52
39,061	Yapi ve Kredi Bankasi AS (Banks)	57

		2,749

	United Arab Emirates — 0.05%
83,648	Abu Dhabi Commercial Bank PJSC (Banks)	175
125,205	Aldar Properties PJSC (Real Estate Management & Development)	93
102,770	Arabtec Holding Co. (Construction & Engineering) (a)	74
9,352	DP World Ltd. (Transportation Infrastructure)	200
63,397	Dubai Financial Market (Diversified Financial Services)	34
64,200	Dubai Islamic Bank (Banks)	120
70,311	Emaar Malls Group PJSC (Real Estate Investment Trusts) (a)	64
176,775	Emaar Properties PJSC (Real Estate Management & Development)	379
39,267	First Gulf Bank PJSC (Media)	162
28,337	National Bank of Abu Dhabi (Media)	85

		1,386

Shares	Security Description	Value (000)
	United Kingdom — 18.67%
118,200	AA PLC (Commercial Services & Supplies) (a)	$688
114,952	Aberdeen Asset Management PLC (Capital Markets)	730
21,445	Admiral Group PLC (Insurance)	467
179,500	AMEC PLC (Energy Equipment & Services)	2,305
665,976	Anglo American PLC (Metals & Mining)	9,610
8,000	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	130
1,700	Associated British Foods PLC (Food Products)	77
516,482	AstraZeneca PLC (Pharmaceuticals)	32,610
172,410	Auto Trader Group PLC (Internet Software & Services) (a)	826
826,167	Aviva PLC (Insurance)	6,393
80,691	Babcock International Group PLC (Commercial Services & Supplies)	1,369
1,493,535	BAE Systems PLC (Aerospace & Defense)	10,587
578,719	Balfour Beatty PLC (Construction & Engineering)	2,199
1,730,748	Barclays PLC (Banks)	7,083
243,700	BCA Marketplace PLC, Registered Shares (Specialty Retail) (a)	605
118,100	Bellway PLC (Household Durables)	4,401
901,070	BHP Billiton PLC (Metals & Mining)	17,681
4,514,123	BP PLC (Oil, Gas & Consumable Fuels)	29,796
677,870	British American Tobacco PLC (Tobacco)	36,368
903,302	BT Group PLC (Diversified Telecommunication Services)	6,389
215,765	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	1,043
132,157	Carnival PLC (Hotels, Restaurants & Leisure)	6,746
1,507,580	Centrica PLC (Multi-Utilities)	6,247
321,821	Compass Group PLC (Hotels Restaurants & Leisure)	5,324
79,311	Croda International PLC (Chemicals)	3,429
43,913	Delphi Automotive PLC (Auto Components)	3,737
7,595	Diageo PLC (Beverages)	220
159,656	Direct Line Insurance Group PLC (Insurance)	842
4,000	Ensco PLC, ADR (Energy Equipment & Services)	89
6,900	Fidessa Group PLC (Software)	247
1,715,501	GlaxoSmithKline PLC (Pharmaceuticals)	35,642
44,330	Grainger PLC (Real Estate Management & Development)	159
7,268	Greene King PLC (Hotels, Restaurants & Leisure)	96
4,800	Halma PLC (Electronic Equipment, Instruments & Components)	57
25,500	Henderson Group PLC (Capital Markets)	105
83,691	Home Retail Group PLC (Internet & Catalog Retail)	222
259,383	Howden Joinery Group PLC (Specialty Retail)	2,108
2,326,626	HSBC Holdings PLC (Banks)	20,838
678,678	HSBC Holdings PLC (HK) (Banks)	6,142
89,611	ICAP PLC (Capital Markets)	745
26,831	IMI PLC (Machinery)	474

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
495,398	Imperial Tobacco Group PLC (Tobacco)	$23,869
57,459	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	2,316
941,512	International Consolidated Airlines Group SA (Airlines) (a)	7,317
3,359,155	ITV PLC (Media)	13,895
911,041	J Sainsbury PLC (Food & Staples Retailing)	3,797
8,564	John Wood Group PLC (Energy Equipment & Services)	87
118,215	Johnson Matthey PLC (Chemicals)	5,642
275,238	Kingfisher PLC (Specialty Retail)	1,502
705,768	Legal & General Group PLC (Insurance)	2,760
93,032	Liberty Global PLC, Class – A (Media) (a)	5,030
142,954	Liberty Global PLC, Series C (Media) (a)	7,238
7,982,412	Lloyds Banking Group PLC (Banks)	10,689
47,356	Lonmin PLC (Metals & Mining) (a)	83
16,555	Marks & Spencer Group PLC (Multiline Retail)	139
52,538	Meggitt PLC (Aerospace & Defense)	385
22,665	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)	152
363,186	Michael Page International PLC (Professional Services)	3,110
70,231	Micro Focus International PLC (Software)	1,501
76,428	Mondi PLC (Paper & Forest Products)	1,646
432,193	National Grid PLC (Multi-Utilities)	5,549
126,444	Ocado Group PLC (Internet & Catalog Retail) (a)	886
602,468	Old Mutual PLC (Insurance)	1,907
391,381	Pearson PLC (Media)	7,409
142,546	Persimmon PLC (Household Durables) (a)	4,423
71,168	Provident Financial PLC (Consumer Finance)	3,273
168,019	Prudential PLC (Insurance)	4,045
28,154	RecKitt Benckiser Group PLC (Household Products)	2,427
537,416	Rentokil Initial PLC (Commercial Services & Supplies)	1,250
623,950	Rio Tinto PLC (Metals & Mining)	25,623
920,198	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	25,826
775,941	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	22,027
72,473	SABMiller PLC (Beverages)	3,761
27,659	Severn Trent PLC (Water Utilities)	904
1,900	Spirax-Sarco Engineering PLC (Machinery)	101
25,600	Sports Direct International (Specialty Retail) (a)	289
378,235	SSE PLC (Electric Utilities)	9,127
293,455	Standard Chartered PLC (Banks)	4,698
226,887	Tate & Lyle PLC (Food Products)	1,852
3,900,183	Tesco PLC (Food & Staples Retailing)	13,023
421,644	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	906
52,348	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	279

Shares	Security Description	Value (000)
	United Kingdom (continued)
66,403	Unilever PLC (Food Products)	$2,847
77,304	United Utilities Group PLC (Water Utilities)	1,084
9,442,732	Vodafone Group PLC (Wireless Telecommunication Services)	34,097
1,064,139	William Morrison Supermarkets PLC (Food & Staples Retailing)	3,023

		536,620

	United States — 0.18%
59,074	Cognizant Technology Solutions Corp. (IT Services) (a)	3,609
12,600	Samsonite International SA (Household Products)	44
7,800	Southern Copper Corp. (Metals & Mining)	229
9,877	WABCO Holdings, Inc. (Machinery) (a)	1,222

		5,104

	Total Common Stocks	2,750,899

	Preferred Stocks — 0.77%
	Brazil — 0.13%
5,300	AES Tiete SA – Preferred (Independent Power and Renewable Electricity Producers)	30
121,520	Banco Bradesco SA – Preferred (Banks)	1,114
10,100	Banco do Estado do Rio Grande do Sul SA – Preferred, B Shares (Banks)	29
8,800	Braskem SA – Preferred, Class – A (Chemicals)	38
11,900	Centrais Eletricas Brasileiras SA – Preferred, B Shares (Electric Utilities)	32
36,900	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	140
8,700	Companhia Energetica de Sao Paulo – Preferred, B Shares (Independent Power and Renewable Electricity Producers)	54
5,100	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	57
41,600	Gerdau SA – Preferred (Metals & Mining)	100
167,237	Itausa – Investimentos Itau SA – Preferred (Banks)	480
23,825	Lojas Americanas SA – Preferred (Multiline Retail)	134
13,640	Oi SA – Preferred (Diversified Telecommunication Services) (a)	26
183,500	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels) (a)	752
15,700	Suzano Papel e Celulose SA – Preferred, Class – A (Paper & Forest Products)	84
16,000	Telefonica Brasil SA – Preferred (Diversified Telecommunication Services)	224
20,000	Usinas Siderurgicas de Minas Gerais SA – Preferred, Class – A (Metals & Mining)	27
87,900	Vale SA – Preferred (Metals & Mining)	442

		3,763

	Chile — 0.00%
13,354	Embotelladora Andina SA – Preferred, B Shares (Beverages)	45
4,452	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	72

		117

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	Colombia — 0.01%
21,339	Bancolombia SA – Preferred (Banks)	$228
161,668	Grupo Aval Acciones y Valores SA – Preferred (Banks)	79
4,778	Grupo de Inversiones Suramericana – Preferred (Diversified Financial Services)	67

		374

	Germany — 0.57%
17,889	Bayerische Motoren Werke AG – Preferred (Automobiles)	1,514
18,226	Henkel AG & Co. KGaA – Preferred (Household Products)	2,044
41,709	Porsche Automobil Holding SE – Preferred (Automobiles)	3,514
39,390	Volkswagen AG – Preferred (Automobile Manufacturers)	9,133

		16,205

	Korea, Republic Of — 0.00%
489	Amorepacific Corp. – Preferred (Cosmetics/Personal Care)	90

	Russia — 0.02%
75	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	184
335,200	Surgutneftegas – Preferred (Oil, Gas & Consumable Fuels)	259

		443

	South Korea — 0.04%
1,755	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	166
1,033	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	94
386	LG Chem Ltd. – Preferred (Chemicals)	65
978	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	871

		1,196

	Total Preferred Stocks	22,188

	Right — 0.00%
	Russia — 0.00%
56,600	The Moscow Exchange MICEX (Diversified Financial Services) (a)	72

	Total Right	72

	U.S. Treasury Obligations — 0.00%
$10	U.S. Treasury Bill, 0.08%, 9/17/15 (c)	10
50	U.S. Treasury Bill, 0.05%, 12/10/15 (c)(d)	50

	Total U.S. Treasury Obligations	60

	Time Deposit — 0.37%
10,551	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/15	10,551

	Total Time Deposit	10,551

Shares or Principal Amount (000)	Security Description	Value (000)
	Mutual Funds — 0.79%
4,977,000	Dreyfus Treasury Prime Cash Management Fund, 0.00%	$4,977
39,000	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00%	39
479,469	iShares MSCI India ETF	14,509
142,000	SSgA Treasury Money Market Fund, 0.00%	142
3,120,000	SSgA U.S. Government Money Market Fund, 0.00%	3,120

	Total Mutual Funds	22,787

	Repurchase Agreement — 0.52%
$15,040	Jefferies LLC, 0.23%, 7/1/15 (Purchased on 6/30/15, proceeds at maturity $15,039,912 collateralized by U.S. Treasury Obligations, 0.00% – 3.28%, 8/15/15 – 8/15/44 fair value $15,340,613)^^	15,040

	Total Repurchase Agreement	15,040

	Total Investments (cost $2,686,351) — 98.17%	2,821,597
	Other assets in excess of liabilities — 1.83%	52,496

	Net Assets — 100.00%	$2,874,093

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $19,393 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Rate disclosed represents effective yield at purchase.

(d)	Zero Coupon Security. Effective rate shown is as of June 30, 2015.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2015

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Capital Guardian Trust Co.	Causeway Capital Management LLC	Lazard Asset Management LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Total
Common Stocks	7.49%	60.64%	2.28%	9.33%	10.09%	5.89%	—	95.72%
Preferred Stocks	0.27%	0.05%	—	0.24%	—	0.21%	—	0.77%
Right	—	—	—	—	—	—	—	0.00%
U.S. Treasury Obligations	—	—	—	—	—	—	—	0.00%
Time Deposit	0.10%	—	0.07%	0.20%	—	—	—	0.37%
Mutual Funds	—	0.18%	—	—	0.11%	0.50%	—	0.79%
Repurchase Agreement	0.03%	0.31%	0.03%	0.10%	0.01%	0.04%	—	0.52%
Other Assets (Liabilities)	(0.01)%	0.04%	—	(0.06)%	(0.04)%	0.01%	1.89%	1.83%

Total Net Assets	7.88%	61.22%	2.38%	9.81%	10.17%	6.65%	1.89%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of June 30, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
383	Euro FX Currency Future	$53,409	9/14/15	$(13)
174	DAX Index Future	53,346	9/18/15	81
29	Mini MSCI Emerging Markets Index Future	1,391	9/18/15	(9)

	Net Unrealized Appreciation/(Depreciation)			$59

Amounts designated as “—” are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 06/30/15 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
437,520	South African Rand	UBS Warburg	7/1/15	$36	$36	$—
312,866	South African Rand	UBS Warburg	7/2/15	26	26	—

	Total Currencies Sold			$62	$62	$—

	Net Unrealized/Appreciation(Depreciation)					$—

Amounts designated as “—” are $0 or has been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks — 90.55%
	Brazil — 7.46%
3,821,600	Ambev SA (Beverages)	$23,436
1,120,500	BB Seguridade Participacoes SA (Insurance)	12,343
2,197,600	BM&FBOVESPA SA (Diversified Financial Services)	8,293
967,500	Brasil Insurance Participacoes e Adminstracao SA (Insurance)	402
1,340,694	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Water Utilities)	6,945
874,300	Cia Hering (Specialty Retail)	3,392
1,468,995	Cia Vale Do Rio, ADR (Materials)	7,418
401,700	CPFL Energia SA (Electric Utilities)	2,474
810,300	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	2,591
2,092,100	Duratex SA (Paper & Forest Products)	4,900
1,596,600	EDP – Energias do Brasil SA (Electric Utilities)	5,887
1,587,665	Gerdau SA, ADR (Metals & Mining)	3,826
713,626	Itau Unibanco Holding SA, ADR (Banks)	7,814
364,823	Itau Unibanco Holding SA (Banks)	4,020
5,069,226	Magnesita Refratarios SA (Construction Materials) (b)(c)	4,567
538,700	Natura Cosmeticos SA (Personal Products)	4,823
384,774	Oi SA, ADR (Diversified Telecommunication Services)^(b)	735
1,885,274	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels) (b)	17,062
1,323,400	Souza Cruz SA (Tobacco)	10,453
922,800	Sul America SA (Insurance)	4,513
340,550	Telefonica Brasil SA, ADR (Diversified Telecommunication Services)	4,744
133,000	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	881

		141,519

	Chile — 1.44%
27,280	Banco de Credito e Inversiones SA (Banks)	1,200
3,104,896	Cencosud SA (Food & Staples Retailing)	7,474
66,663,426	CorpBanca SA (Banks)	736
2,846,900	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	3,944
663,769	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services) (c)	7,351
16,545,744	Enersis SA (Electric Utilities)	5,262
764,500	Vina Concha y Toro SA (Beverages)	1,333

		27,300

	China — 22.81%
22,526,000	Agricultural Bank of China Ltd., H Shares (Banks) (b)	12,118
1,768,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	6,206
32,824,100	Bank of China Ltd., H Shares (Banks)	21,343
9,912,000	Bank of Communications Co. Ltd., H Shares (Banks)	10,332
4,227,000	Baoxin Auto Group Ltd. (Specialty Retail) (b)	2,688

Shares	Security Description	Value (000)
	China (continued)
1,712,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	$1,975
28,478,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	14,402
56,125,350	China Construction Bank Corp., H Shares (Banks)	51,264
2,879,000	China Everbright Bank Co. Ltd., H Shares (Banks)	1,727
1,626,000	China Life Insurance Co. Ltd., H Shares (Insurance)	7,080
4,788,500	China Merchants Bank Co. Ltd., H Shares (Banks)	13,962
120,398	China Mobile Ltd., ADR (Wireless Telecommunication Services)	7,716
2,113,000	China Mobile Ltd. (Wireless Telecommunication Services)	27,056
9,933,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	8,573
1,109,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	1,714
6,368,000	China Resources Cement Holdings Ltd. (Construction Materials)	3,557
7,192,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	20,087
4,691,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	10,701
1,458,800	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)^	3,592
4,877,500	China Zhentong Auto Services Holdings Ltd. (Specialty Retail)	3,178
2,612,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	2,093
14,589,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	20,704
12,440,113	Cosco Pacific Ltd. (Transportation Infrastructure)	16,883
6,294,000	Country Garden Holdings Co. (Real Estate Management & Development)	2,769
3,290,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	4,414
1,325,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	5,282
8,119,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	7,521
55,664,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	44,236
2,704,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	3,551
5,647,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)^	3,599
14,055,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing)^(b)(c)	9,629
47,057,500	Parkson Retail Group Ltd. (Multiline Retail) (c)	9,835
7,418,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	8,278
555,500	Ping An Insurance Group Co. of China (Insurance)	7,503

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
6,611,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates) (c)	$22,431
1,550,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	3,060
2,005,000	Soho China Ltd. (Real Estate Management & Development)	1,306
3,745,000	Weichai Power Co. Ltd. (Machinery)	12,489
20,574,000	West China Cement Ltd. (Construction Materials)	3,981
12,518,000	Wumart Stores, Inc., H Shares (Food & Staples Retailing) (c)	8,882
3,230,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	4,484

		432,201

	Colombia — 0.30%
8,455,436	Ecopetrol SA (Oil, Gas & Consumable Fuels)	5,616

	Egypt — 0.29%
738,500	Commercial International Bank Egypt SAE (Banks)	5,464

	Greece — 0.16%
2,789,679	National Bank of Greece SA (Banks) (b)*	3,071

	Hong Kong — 1.37%
10,006,000	Belle International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	11,528
6,537,337	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)^	3,904
2,038,000	Far East Horizon Ltd. (Diversified Financial Services)	1,940
4,256,000	Franshion Properties China Ltd. (Real Estate Management & Development) (b)	1,521
1,110,800	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development) (b)	1,363
830,768	NWS Holdings Ltd. (Industrial Conglomerates)	1,203
3,881,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	2,934
7,956,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	1,735

		26,128

	Hungary — 1.08%
70,440	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	3,607
438,607	OTP Bank Nyrt PLC (Banks)	8,687
540,530	Richter Gedeon Nyrt (Pharmaceuticals)	8,125

		20,419

	India — 9.20%
35,800	ACC Ltd. (Construction Materials)	812
547,500	Ambuja Cements Ltd. (Construction Materials)	1,977
131,700	Bajaj Auto Ltd. (Motorcycle Manufacturers)	5,258
3,202,013	Bank of India (Banks) (b)	8,619
638,348	Bharat Heavy Electricals Ltd. (Electrical Equipment)	2,485

Shares	Security Description	Value (000)
	India (continued)
273,500	Bharat Pertoleum Corp. Ltd. (Oil Gas & Consumable Fuels)	$3,777
687,070	Cairn India Ltd. (Oil, Gas & Consumable Fuels)	1,959
1,043,800	Coal India Ltd. (Oil, Gas & Consumable Fuels)	6,905
242,800	GAIL India Ltd. (Gas Utilities)	1,496
3,363,522	ICICI Bank Ltd. (Banks)	16,269
547,710	IDFC Ltd. (Diversified Financial Services)	1,270
8,737,038	India Cements Ltd. (Construction Materials) (b)(c)	12,932
301,888	Infosys Ltd. (IT Services)	4,667
1,542,165	ITC Ltd. (Tobacco)	7,633
3,356,691	NMDC Ltd. (Metals & Mining)	6,257
4,530,313	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	9,793
1,176,490	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	5,720
186,800	Oil India Ltd. (Oil Gas & Consumable Fuels)	1,311
631,632	Oriental Bank of Commerce (Banks)	1,665
2,282,476	Power Grid Corp. of India Ltd. (Electric Utilities)	4,987
2,120,259	Punjab National Bank (Banks)	4,622
1,387,980	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels) (a)	21,800
11,540	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels) (c)	362
1,487,246	Rolta India Ltd. (IT Services)	2,356
228,304	Rural Electrification Corp. Ltd. (Diversified Financial Services)	987
999,100	Sesa Sterlite Ltd. (Metals & Mining)	2,733
1,691,480	South Indian Bank Ltd. (Banks)	628
3,197,750	State Bank of India (Banks)	13,195
5,802,442	Steel Authority of India Ltd. (Metals & Mining)	5,600
156,024	Tata Consultancy Services Ltd. (IT Services)	6,251
852,200	Tata Power Co. Ltd. (Electric Utilities)	992
91,938	Vedanta Ltd., ADR (Metals & Mining)	993
953,300	Wipro Ltd. (IT Services)	8,184

		174,495

	Indonesia — 1.10%
2,858,000	PT Astra International Tbk (Automobiles)	1,517
5,715,800	PT Bank Rakyat Indonesia Persero Tbk (Banks)	4,438
772,200	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	1,209
4,449,600	PT Indofood Sukses Makmur Tbk (Food Products)	2,195
5,648,000	PT Perusahaan Gas Negara Tbk (Gas Utilities)	1,828
1,554,700	PT Semen Gresik (Persero) Tbk (Construction Materials)	1,400
26,009,350	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	5,717
1,724,700	PT United Tractors Tbk (Machinery)	2,636

		20,940

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Korea, Republic Of — 0.19%
33,400	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	$3,534

	Malaysia — 1.89%
1,277,400	AMMB Holdings Berhad (Banks)	2,043
936,200	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	814
5,280,575	CIMB Group Holdings Berhad (Banks)	7,659
1,724,100	Felda Global Ventures Holdings Berhad (Food Products)	745
4,013,800	IOI Corp. Berhad (Food Products)	4,322
298,700	Lafarge Malayan Cement Berhad (Construction Materials)	670
2,894,514	Malayan Banking Berhad (Banks)	7,015
1,310,400	Maxis Berhad (Wireless Telecommunication Services)	2,214
2,991,600	Sime Darby Berhad (Industrial Conglomerates)	6,759
813,900	UMW Holdings Berhad (Automobiles)	2,189
2,695,600	YTL Corp. Berhad (Multi-Utilities)	1,108
879,500	YTL Power International Berhad (Multi-Utilities)	373

		35,911

	Mexico — 3.38%
2,871,129	Alpek SA de CV (Chemicals)	4,193
8,998,100	America Movil SAB de CV (Wireless Telecommunication Services)	9,619
716,700	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	5,696
921,600	Compartamos SAB de CV (Consumer Finance)	1,639
2,632,900	Consorcio ARA SAB de CV (Household Durables)^(b)(c)	1,010
1,984,200	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	4,720
357,705	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	5,083
1,179,000	Grupo Financiero Banorte SAB de CV (Banks)	6,483
368,971	Grupo Financiero Santander Mexico SAB de CV – Sponsored ADR, Class – B (Diversified Banks – DO NOT USE)	3,376
3,012,445	Grupo Mexico SAB de CV, Series B (Metals & Mining)	9,065
2,692,700	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	5,824
614,630	Volaris Aviation Holding Company, ADR (Industrials) (b)(c)	7,339

		64,047

	Peru — 0.43%
58,100	Credicorp Ltd. (Banks)	8,071

	Philippines — 0.68%
2,091,820	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	2,694
1,280,500	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	1,292
3,545,200	Alliance Global Group, Inc. (Industrial Conglomerates)	1,707

Shares	Security Description	Value (000)
	Philippines (continued)
6,948,000	DMCI Holdings, Inc. (Industrial Conglomerates)	$2,034
84,400	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	5,261

		12,988

	Poland — 1.47%
28,500	Bank Handlowy w Warszawie SA (Banks)^	758
115,600	Bank Pekao SA (Banks)^	5,535
177,500	Energa SA (Electric Utilities)	1,074
1,335,667	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	11,059
68,330	Powszechny Zaklad Ubezpieczen SA (Insurance)	7,866
461,400	Synthos SA (Chemicals)^(b)	571
484,500	Telekomunikacja Polska SA (Diversified Telecommunication Services)^	1,052

		27,915

	Qatar — 0.79%
50,800	Doha Bank Qsc (Banks)	742
238,055	Industries Qatar Q.S.C. (Industrial Conglomerates)	9,415
325,774	The Commercial Bank of Qatar QSC (Banks)	4,912

		15,069

	Russia — 3.03%
3,117,261	Gazprom OAO, GDR (Oil, Gas & Consumable Fuels) (c)	16,429
314,719	LUKOIL OAO, ADR (Oil, Gas & Consumable Fuels)	14,134
289,460	MegaFon OAO, GDR (Wireless Telecommunication Services) (a)	4,023
1,415,282	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels) (a)	5,831
1,633,848	Sberbank of Russia, ADR (Banks)	8,529
202,664	Severstal, Registered Shares, GDR (Metals & Mining)	2,144
5,032,401	The Moscow Exchange (Diversified Financial Services)	6,384

		57,474

	South Africa — 4.88%
92,300	African Rainbow Minerals Ltd. (Metals & Mining)	628
2,613,266	Aveng Ltd. (Construction & Engineering) (b)	1,236
655,813	Barclays Africa Group Ltd. (Banks)	9,871
195,200	Coronation Fund Managers Ltd. (Capital Markets)	1,323
249,400	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	1,783
2,149,263	FirstRand Ltd. (Diversified Financial Services)	9,427
1,972,966	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	4,295
423,000	Hyprop Investments Ltd. (Real Estate Management & Development)	4,211
436,850	Imperial Holdings Ltd. (Distributors)	6,666
88,443	Liberty Holdings Ltd. (Insurance)	1,056
1,590,900	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	4,912
949,100	MMI Holdings Ltd. (Insurance)	2,354

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
508,130	MTN Group Ltd. (Wireless Telecommunication Services)	$9,562
528,100	Nampak Ltd. (Containers & Packaging)	1,468
5,894,906	Redefine Properties Ltd. (Real Estate Investment Trusts)	4,951
450,500	Resilient Property Income Fund Ltd. (Real Estate Investment Trusts)	3,574
253,319	Sasol Ltd. (Oil, Gas & Consumable Fuels)	9,378
680,358	Standard Bank Group Ltd. (Banks)	8,965
91,549	Tiger Brands Ltd. (Food Products)	2,135
677,100	Truworths International Ltd. (Specialty Retail)	4,774

		92,569

	South Korea — 14.69%
90,800	Coway Co. Ltd. (Household Durables)	7,442
78,600	Daewoo International Corp. (Trading Companies & Distributors)	1,818
153,300	Daewoo Securities Co. Ltd. (Capital Markets)	2,096
111,493	DGB Financial Group, Inc. (Banks)	1,170
36,300	Dongbu Insurance Co. Ltd. (Insurance)	1,840
10,440	Doosan Corp. (Industrial Conglomerates)	1,020
28,272	E-Mart Co. Ltd. (Food & Staples Retailing)	5,856
86,700	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	3,868
64,100	Halla Climate Control Corp. (Auto Components)	2,216
236,389	Hana Financial Group, Inc. (Banks)	6,158
18,600	Hyosung Corp. (Chemicals)	2,402
151,633	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	5,582
51,541	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	1,363
46,251	Hyundai Mobis Co. Ltd. (Auto Components)	8,792
161,445	Hyundai Motor Co. Ltd. (Automobiles)	19,689
215,300	Industrial Bank of Korea (Banks)	2,790
16,547	Jinro Ltd. (Beverages)	336
192,700	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	6,393
318,511	KB Financial Group, Inc., ADR (Banks) (c)	10,469
564,531	KB Financial Group, Inc. (Banks)	18,680
202,981	Kia Motors Corp. (Automobiles)	8,245
610,384	Korea Electric Power Corp., ADR (Electric Utilities)	12,427
11,400	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	724
181,700	Korea Life Insurance Co. Ltd. (Insurance)	1,292
139,084	Korean Reinsurance Co. (Insurance)	1,534
243,230	KT Corp., ADR (Diversified Telecommunication Services) (b)	3,082
355,931	KT Corp. (Diversified Telecommunication Services) (b)	9,080
94,964	KT&G Corp. (Tobacco)	8,081
27,852	LG Chem Ltd. (Chemicals)	6,955
344,700	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	7,990
161,756	LG Electronics, Inc. (Information Technology)	6,846

Shares	Security Description	Value (000)
	South Korea (continued)
46,928	Lotte Shopping Co. Ltd. (Multiline Retail)	$9,868
25,271	LS Corp. (Electrical Equipment)	985
24,900	LS Industrial Systems Co. Ltd. (Electrical Equipment)	1,020
21,133	Nong Shim Co. Ltd. (Food Products)	5,505
72,428	POSCO (Metals & Mining)	14,548
67,298	POSCO, ADR (Metals & Mining)	3,304
28,900	Samsung Card Co. Ltd. (Consumer Finance)	959
33,983	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	38,639
447,389	Shinhan Financial Group Co. Ltd. (Banks)	16,669
19,855	Shinsegae Co. Ltd. (Multiline Retail)	4,771
7,928	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,777
492,954	Woori Bank (Banks)	4,332

		278,613

	Taiwan — 10.02%
6,221,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	8,429
1,405,971	Asia Cement Corp. (Construction Materials)	1,663
602,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	5,864
2,122,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	4,698
584,000	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,567
8,985,000	China Development Financial Holding Corp. (Banks)	3,407
701,000	China Motor Corp. (Automobiles)	546
2,140,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	6,825
13,487,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	10,273
778,000	CTCI Corp. (Construction & Engineering)	1,258
1,036,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	2,505
979,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,039
3,085,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	6,142
1,000	Grand Pacific Petrochemical Corp. (Chemicals)	1
379,000	Highwealth Construction Corp. (Real Estate Management & Development)	904
5,117,108	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	16,089
874,000	HTC Corp. (Technology Hardware, Storage & Peripherals) (b)	2,040
3,022,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	2,091
362,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	993
2,645,552	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	3,104

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
763,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	$10,450
6,290,477	Mega Financial Holding Co. Ltd. (Banks)	5,669
2,340,740	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components) (b)	3,084
746,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	3,603
2,076,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	6,076
1,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	2
867,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,877
2,426,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	5,740
3,385,150	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	12,562
542,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,390
449,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	710
691,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	1,582
31,286,550	Shin Kong Financial Holding Co. Ltd. (Insurance)	9,553
3,855,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	5,904
1,459,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	6,763
1,585,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	2,350
2,126,000	Taiwan Cement Corp. (Construction Materials)	2,684
522,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	863
1,096,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	3,659
1,864,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	8,489
127,230	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	2,889
252,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	927
559,000	U-Ming Marine Transport Corp. (Marine)	759
3,076,981	United Microelectronics Corp., ADR (Semiconductors & Semiconductor Equipment) (c)	6,308
1,012,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,620
698,000	Wan Hai Lines Ltd. (Marine)	554
3,007,408	Wistron Corp. (Technology Hardware, Storage & Peripherals)	2,281

Shares	Security Description	Value (000)
	Taiwan (continued)
1,765,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	$2,211

		189,997

	Taiwan, Province Of China — 0.24%
747,000	Casetek Holdings Ltd. (Electronic Equipment, Instruments & Components)	4,625

	Thailand — 2.26%
488,300	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	3,471
2,677,500	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	14,153
252,800	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	1,333
1,107,000	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	836
927,700	BEC World Public Co. Ltd. (Media)	1,030
5,442,800	BTS Group Holdings PCL (Road & Rail)	1,612
464,500	Delta Electronics (Thailand) PLC (Electronic Equipment, Instruments & Components)	1,245
246,600	Glow Energy Public Co. Ltd. (Independent Power Producers & Energy Traders)	623
1,644,700	Krung Thai Bank Public Co. Ltd. – NVDR (Banks)	833
1,195,775	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	3,860
2,978,642	PTT Global Chemical Public Co. Ltd. (Chemicals)	6,109
727,600	Siam Commercial Bank Public Co. Ltd. – NVDR (Banks)	3,351
2,679,600	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	4,365

		42,821

	Turkey — 0.74%
1,233,900	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	1,999
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class – D (Metals & Mining)	—
280,000	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	2,377
215,200	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	1,470
442,600	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	1,165
1,533,753	Turkiye Halk Bankasi A/S (Banks)	7,068

		14,079

	United Arab Emirates — 0.65%
926,500	Abu Dhabi Commercial Bank PJSC (Banks)	1,940
845,900	Dubai Islamic Bank (Banks)	1,575
2,583,709	Emaar Properties PJSC (Real Estate Management & Development)	5,544
770,200	First Gulf Bank PJSC (Media)	3,187

		12,246

	Total Common Stocks	1,717,112

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks — 2.22%
	Brazil — 1.27%
2,001,300	Banco do Estado do Rio Grande do Sul SA – Preferred, B Shares (Banks)	$5,776
1,176,212	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	4,461
153,100	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	1,698
1,387,200	Gerdau SA – Preferred (Metals & Mining)	3,325
984,114	Itausa – Investimentos Itau SA – Preferred (Banks)	2,824
2,250,000	Marcopolo SA – Preferred (Machinery)	1,665
155,300	Metalurgica Gerdau SA – Preferred (Metals & Mining)	316
2,382,500	Randon Participacoes SA – Preferred (Machinery)	2,476
104,700	Telefonica Brasil SA – Preferred (Diversified Telecommunication Services)	1,464

		24,005

	Colombia — 0.07%
2,865,700	Grupo Aval Acciones y Valores SA – Preferred (Banks)	1,403

	South Korea — 0.88%
62,900	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	5,922
40,300	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	3,686
8,007	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	7,130

		16,738

	Total Preferred Stocks	42,146

	Global Bond — 0.00%
	India — 0.00%
$2,864	NTPC Ltd., 8.49%, 3/25/25 (d)	6

	Total Global Bond	6

	Time Deposit — 0.54%
10,162	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/15	10,162

	Total Time Deposit	10,162

	Mutual Funds — 1.15%
19,000	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00%	19
423,004	iShares MSCI Emerging Markets Index Fund ETF	16,759
18,480	iShares MSCI Taiwan Index Fund ETF	292
2,966,000	SSgA Treasury Money Market Fund, 0.00%	2,966
77,652	WisdomTree India Earnings Fund ETF	1,683

	Total Mutual Funds	21,719

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 0.41%
$7,723	Jefferies LLC, 0.23%, 7/1/15 (Purchased on 6/30/15, proceeds at maturity $7,723,414 collateralized by U.S. Treasury Obligations, 0.00% – 3.28%, 8/15/15 – 8/15/44 fair value $7,877,833)^^	$7,723

	Total Repurchase Agreement	7,723

	Total Investments (cost $1,865,631) — 94.87%	1,798,868
	Other assets in excess of liabilities — 5.13%	97,196

	Net Assets — 100.00%	$1,896,064

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $12,908 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(a)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)	Represents non-income producing security.

(c)	These securities has been deemed illiquid by the Specialist Manager and represents 6.20% of the Portfolio’s net assets.

(d)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — June 30, 2015

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Total
Common Stocks	45.53%	45.02%	—	90.55%
Preferred Stocks	0.94%	1.28%	—	2.22%
Global Bond	—	—	—	0.00%
Time Deposit	0.54%	—	—	0.54%
Mutual Funds	0.99%	0.16%	—	1.15%
Repurchase Agreement	0.05%	0.36%	—	0.41%
Other Assets (Liabilities)	0.42%	0.77%	3.94%	5.13%

Total Net Assets	48.47%	47.59%	3.94%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
1,602	Mini MSCI Emerging Markets Index Future	$76,848	9/18/15	$(775)

	Net Unrealized Appreciation/(Depreciation)			$(775)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.54%
$25	American Express Credit Account Master Trust, Series 2012-5, Class A	0.59	5/15/18	$25
25	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A3	0.90	9/8/18	25
25	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3	1.27	7/8/19	25
110	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	114
20	CarMax Auto Owner Trust, Series 2014-2, Class A3	0.98	1/15/19	20
20	CarMax Auto Owner Trust, Series 2012-2, Class A4	1.16	12/15/17	20
100	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4	1.23	4/24/19	100
20	Fifth Third Auto Trust, Series 2014-3, Class A4	1.47	5/17/21	20
50	Ford Credit Auto Lease Trust, Series 2014-B, Class A3	0.89	9/15/17	50
50	Ford Credit Auto Owner Trust, Series 2013-C, Class A4	1.25	10/15/18	50
25	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3	0.99	9/17/18	25
20	Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A4	1.21	10/15/20	20
25	Santander Drive Auto Receivables Trust, Series 2014-3, Class C	2.13	8/17/20	25
20	World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.94	4/15/19	20

	Total Asset Backed Securities			539

	Collateralized Mortgage Obligations — 2.47%
140	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (a)	5.76	5/10/45	144
100	Chase Issuance Trust, Series 2014-A7, Class A	1.38	11/15/19	101
50	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88	2/10/48	48
20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14	2/10/48	20
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	26
46	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 (a)	6.14	9/10/17	49
34	Commercial Mortgage Trust, Series 2013-CR8, Class A1	1.02	6/10/46	34
20	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	21
20	Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.93	2/10/47	21
50	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	50
20	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35	2/10/48	20
50	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	52
25	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82	6/10/47	26
30	Commercial Mortgage Trust, Series 2014-CR15, Class A4 (a)	4.07	2/10/47	32
50	Commercial Mortgage Trust, Series 2014-CR14, Class A4 (a)	4.24	2/10/47	54
25	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.16	10/10/46	28
66	Fannie Mae, Series 2013-M14, Class APT (a)	2.50	4/25/23	66
26	Fannie Mae, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	27
25	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	26
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	25
70	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64	1/25/23	70
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	26
18	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	19
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	31
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	37
60	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	65
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.19	12/25/20	38
45	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	49
15	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	15
20	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	21
25	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	27
25	Hyundai Auto Receivables Trust, Series 2014-A, Class A3	0.79	7/16/18	25
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	26
20	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.77	8/15/47	21
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4	3.80	9/15/47	26
50	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	54
150	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	149
28	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	5.84	11/12/16	28

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$16	Morgan Stanley BAML Trust, Series 2013-C9, Class A1	0.83	5/15/46	$16
50	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	52
20	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25	2/15/48	20
50	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46	5/15/46	50
25	Morgan Stanley BAML Trust, Series 2014-C17, Class A5	3.74	8/15/47	26
205	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	214
142	Morgan Stanley Capital I, Series 2006-HQ9, Class A4 (a)	5.73	7/12/44	145
180	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.91	7/11/17	191
25	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	26
20	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2	2.11	5/10/63	20
30	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5	2.85	12/10/45	30
21	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A1	2.30	6/15/45	21
50	WF-Rbs Commercial Mortgage Trust, Series 2014-C24, Class A2	2.86	11/15/47	51

	Total Collateralized Mortgage Obligations			2,459

	U.S. Government Agency Mortgages — 34.48%
23	Fannie Mae, Pool #AT7281	2.00	9/1/28	23
94	Fannie Mae, Pool #AS2673	2.00	5/1/29	93
136	Fannie Mae, Pool #AP4742	2.50	8/1/27	139
67	Fannie Mae, Pool #AB7391	2.50	12/1/42	64
140	Fannie Mae, Pool #MA1277	2.50	12/1/27	142
83	Fannie Mae, Pool #AU1660	2.50	7/1/28	85
87	Fannie Mae, Pool #AU0293	2.50	8/1/28	88
98	Fannie Mae, Pool #AS4660	2.50	3/1/30	99
82	Fannie Mae, Pool #AO3019	2.50	5/1/27	84
138	Fannie Mae, Pool #MA1210	2.50	9/1/49	141
83	Fannie Mae, Pool #AU6677	2.50	9/1/28	85
58	Fannie Mae, Pool #AY1861 (a)	2.72	1/1/45	59
87	Fannie Mae, Pool #AT0682	3.00	4/1/43	87
149	Fannie Mae, Pool #AP2465	3.00	8/1/42	150
86	Fannie Mae, Pool #AT2127	3.00	4/1/43	86
100	Fannie Mae, Pool #AY4829	3.00	5/1/45	99
97	Fannie Mae, Pool #MA2246	3.00	4/1/30	100
49	Fannie Mae, Pool #MA2230	3.00	4/1/35	50
203	Fannie Mae, Pool #MA1307	3.00	1/1/33	207
75	Fannie Mae, Pool #AY2961	3.00	5/1/45	75
219	Fannie Mae, Pool #AJ3079	3.00	11/1/26	227
22	Fannie Mae, Pool #AO7628	3.00	6/1/27	23
146	Fannie Mae, Pool #AO0752	3.00	4/1/42	146
244	Fannie Mae, Pool #AB7099	3.00	11/1/42	244
91	Fannie Mae, Pool #AS0302	3.00	8/1/43	91
323	Fannie Mae, Pool #AP6375	3.00	9/1/42	324
45	Fannie Mae, Pool #AU3353	3.00	8/1/43	45
125	Fannie Mae, Pool #AK0006	3.00	1/1/27	130
59	Fannie Mae, Pool #AW4057	3.00	8/1/29	61
44	Fannie Mae, Pool #AW6710	3.00	6/1/29	45
127	Fannie Mae, Pool #AP6493	3.00	9/1/42	127
86	Fannie Mae, Pool #AB8897	3.00	4/1/43	86
101	Fannie Mae, Pool #AU3735	3.00	8/1/43	102
84	Fannie Mae, Pool #AT7311	3.00	7/1/43	84
78	Fannie Mae, Pool #AU8932	3.00	11/1/28	81
102	Fannie Mae, Pool #AB4483	3.00	2/1/27	106
320	Fannie Mae, Pool #AQ7920	3.00	12/1/42	320
30	Fannie Mae, Series 2014-M9, Class A2 (a)	3.10	7/25/24	31
86	Fannie Mae, Pool #MA1059	3.50	5/1/32	90

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$337	Fannie Mae, Pool #AB6017	3.50	8/1/42	$349
253	Fannie Mae, Pool #AO8137	3.50	8/1/42	262
254	Fannie Mae, Pool #AL1717	3.50	5/1/27	268
75	Fannie Mae, Pool #MA1982	3.50	8/1/34	79
97	Fannie Mae, Pool #AB2052	3.50	1/1/26	102
157	Fannie Mae, Pool #AO3760	3.50	5/1/42	163
44	Fannie Mae, Pool #AJ4867	3.50	1/1/42	46
218	Fannie Mae, Pool #AB4689	3.50	3/1/42	225
413	Fannie Mae, Pool #AO2548	3.50	4/1/42	426
98	Fannie Mae, Pool #AS4771	3.50	4/1/45	101
42	Fannie Mae, Pool #AT2673	3.50	4/1/43	43
122	Fannie Mae, Pool #AX9530	3.50	2/1/45	126
81	Fannie Mae, Pool #AS4772	3.50	4/1/45	84
152	Fannie Mae, Pool #AP9390	3.50	10/1/42	158
153	Fannie Mae, Pool #AQ0546	3.50	11/1/42	158
99	Fannie Mae, Pool #AS4773	3.50	4/1/45	102
100	Fannie Mae, Pool #MA2292	3.50	6/1/45	103
94	Fannie Mae, Pool #MA2125	3.50	12/1/44	97
42	Fannie Mae, Pool #MA1921	3.50	6/1/34	44
99	Fannie Mae, Pool #AY1306	3.50	3/1/45	102
98	Fannie Mae, Pool #AY4300	3.50	1/1/45	101
87	Fannie Mae, Pool #MA1107	3.50	7/1/32	91
24	Fannie Mae, Pool #AJ1886	3.50	3/1/42	25
89	Fannie Mae, Pool #AX0841	4.00	9/1/44	94
25	Fannie Mae, Pool #AZ1210	4.00	5/1/45	27
86	Fannie Mae, Pool #AX7289	4.00	12/1/44	91
30	Fannie Mae, Pool #AV0606	4.00	11/1/43	32
47	Fannie Mae, Pool #AU8849	4.00	11/1/43	50
377	Fannie Mae, Pool #190405	4.00	10/1/40	400
250	Fannie Mae, Pool #AI8534	4.00	8/1/41	266
84	Fannie Mae, Pool #AH5859	4.00	2/1/41	89
82	Fannie Mae, Pool #AO2959	4.00	5/1/42	87
192	Fannie Mae, Pool #AH6242	4.00	4/1/26	205
99	Fannie Mae, Pool #AS3467	4.00	10/1/44	105
89	Fannie Mae, Pool #AS3468	4.00	10/1/44	95
92	Fannie Mae, Pool #AS3903	4.00	11/1/44	97
125	Fannie Mae, Pool #AI1186	4.00	4/1/41	133
30	Fannie Mae, Pool #AS3638	4.00	10/1/44	32
260	Fannie Mae, Pool #AJ7689	4.00	12/1/41	276
123	Fannie Mae, Pool #AJ5303	4.00	11/1/41	131
42	Fannie Mae, Pool #AJ6153	4.00	11/1/41	45
88	Fannie Mae, Pool #AS3293	4.00	9/1/44	93
133	Fannie Mae, Pool #MA0534	4.00	10/1/30	142
98	Fannie Mae, Pool #AC7328	4.00	12/1/39	104
29	Fannie Mae, Pool #AB0388	4.50	4/1/19	30
247	Fannie Mae, Pool #AH7521	4.50	3/1/41	268
93	Fannie Mae, Pool #AI1888	4.50	5/1/41	101
17	Fannie Mae, Pool #MA0481	4.50	8/1/30	19
60	Fannie Mae, Pool #AB3192	4.50	6/1/41	65
97	Fannie Mae, Pool #AS2337	4.50	5/1/44	105
27	Fannie Mae, Pool #AI8104	4.50	6/1/41	30
46	Fannie Mae, Pool #AU5665	4.50	9/1/43	49
41	Fannie Mae, Pool #AU9017	4.50	9/1/43	45
258	Fannie Mae, Pool #AL1107	4.50	11/1/41	280

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$100	Fannie Mae, Pool #AS2751	4.50	6/1/44	$108
28	Fannie Mae, Pool #745278	4.50	6/1/19	29
40	Fannie Mae, Pool #AE4314	4.50	9/1/40	43
117	Fannie Mae, Pool #AE0954	4.50	2/1/41	126
31	Fannie Mae, Pool #829106	4.50	10/1/20	32
63	Fannie Mae, Pool #AA9781	4.50	7/1/24	68
272	Fannie Mae, Pool #AE0217	4.50	8/1/40	295
18	Fannie Mae, Pool #735646	4.50	7/1/20	18
31	Fannie Mae, Pool #930998	4.50	4/1/29	33
22	Fannie Mae, Pool #890603	5.00	8/1/41	24
95	Fannie Mae, Pool #890621	5.00	5/1/42	105
267	Fannie Mae, Pool #889117	5.00	10/1/35	296
23	Fannie Mae, Pool #AA8753	5.00	6/1/39	26
58	Fannie Mae, Pool #725238	5.00	3/1/34	65
34	Fannie Mae, Pool #AE0945	5.00	12/1/20	35
146	Fannie Mae, Pool #AH5988	5.00	3/1/41	163
64	Fannie Mae, Pool #AD5477	5.00	5/1/40	71
47	Fannie Mae, Pool #AJ1263	5.00	9/1/26	49
63	Fannie Mae, Pool #725027	5.00	11/1/33	70
47	Fannie Mae, Pool #603083	5.50	1/1/17	49
43	Fannie Mae, Pool #AD0527	5.50	6/1/39	49
401	Fannie Mae, Pool #890221	5.50	12/1/33	452
75	Fannie Mae, Pool #257161	5.50	4/1/38	84
130	Fannie Mae, Pool #725228	6.00	3/1/34	150
70	Fannie Mae, Pool #959451	6.00	12/1/37	80
51	Fannie Mae, Pool #AL0583	6.50	10/1/39	59
14	Fannie Mae, Pool #888596	6.50	7/1/37	17
61	Fannie Mae, Pool #889984	6.50	10/1/38	70
80	Fannie Mae, Pool #AE0442	6.50	1/1/39	92
75	Fannie Mae, 15 YR TBA	2.50	7/25/30	76
25	Fannie Mae, 15 YR TBA	3.00	8/25/30	26
75	Fannie Mae, 15 YR TBA	3.00	7/25/30	78
25	Fannie Mae, 15 YR TBA	3.50	7/25/30	26
25	Fannie Mae, 15 YR TBA	3.50	8/17/30	26
25	Fannie Mae, 30 YR TBA	3.00	8/25/45	25
300	Fannie Mae, 30 YR TBA	3.00	7/25/45	299
350	Fannie Mae, 30 YR TBA	3.50	7/25/45	361
75	Fannie Mae, 30 YR TBA	3.50	8/25/45	77
635	Fannie Mae, 30 YR TBA	4.00	7/25/45	672
25	Freddie Mac, Pool #J30345	2.00	1/1/30	25
72	Freddie Mac, Pool #J25686	2.00	9/1/28	71
79	Freddie Mac, Pool #849138 (a)	2.43	10/1/43	81
75	Freddie Mac, Pool #849578 (a)	2.44	12/1/44	77
233	Freddie Mac, Pool #G18459	2.50	3/1/28	238
84	Freddie Mac, Pool #G18470	2.50	6/1/28	86
83	Freddie Mac, Pool #G18475	2.50	8/1/28	85
84	Freddie Mac, Pool #G18485	2.50	10/1/28	86
44	Freddie Mac, Pool #J24626	2.50	7/1/28	45
24	Freddie Mac, Pool #G07445	2.50	7/1/43	23
180	Freddie Mac, Pool #G08537	3.00	7/1/43	179
228	Freddie Mac, Pool #G08524	3.00	3/1/43	227
88	Freddie Mac, Pool #G08525	3.00	5/1/43	87
45	Freddie Mac, Pool #Q20542	3.00	7/1/43	45
87	Freddie Mac, Pool #E09004	3.00	7/1/27	91

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$64	Freddie Mac, Pool #G15145	3.00	7/1/29	$67
46	Freddie Mac, Pool #Q20138	3.00	7/1/43	45
83	Freddie Mac, Pool #C04446	3.00	1/1/43	82
100	Freddie Mac, Pool #G08635	3.00	4/1/45	99
210	Freddie Mac, Pool #C09035	3.00	4/1/43	210
83	Freddie Mac, Pool #K90311	3.00	4/1/33	85
66	Freddie Mac, Pool #G08556	3.00	11/1/43	66
89	Freddie Mac, Pool #G08528	3.00	4/1/43	89
80	Freddie Mac, Pool #J15438	3.00	5/1/21	83
130	Freddie Mac, Pool #G18518	3.00	7/1/29	134
62	Freddie Mac, Pool #C91709	3.00	6/1/33	63
46	Freddie Mac, Pool #G18531	3.00	11/1/29	48
99	Freddie Mac, Pool #J30284	3.50	11/1/29	104
42	Freddie Mac, Pool #G07283	3.50	7/1/42	44
81	Freddie Mac, Pool #Q18101	3.50	5/1/43	84
99	Freddie Mac, Pool #Q31999	3.50	3/1/45	102
85	Freddie Mac, Pool #Q09896	3.50	8/1/42	88
200	Freddie Mac, Pool #G08641	3.50	5/1/45	205
83	Freddie Mac, Pool #G08591	3.50	6/1/44	86
79	Freddie Mac, Pool #J13919	3.50	12/1/20	83
103	Freddie Mac, Pool #G08554	3.50	10/1/43	106
85	Freddie Mac, Pool #C03759	3.50	2/1/42	88
199	Freddie Mac, Pool #G08636	3.50	4/1/45	205
438	Freddie Mac, Pool #G08495	3.50	6/1/42	451
48	Freddie Mac, Pool #J14069	3.50	1/1/26	51
49	Freddie Mac, Pool #Q17596	3.50	4/1/43	50
110	Freddie Mac, Pool #C91456	3.50	6/1/32	115
87	Freddie Mac, Pool #G08605	3.50	9/1/44	90
307	Freddie Mac, Pool #A96286	4.00	1/1/41	326
100	Freddie Mac, Pool #Q27459	4.00	7/1/44	106
53	Freddie Mac, Pool #Q25809	4.00	4/1/44	56
20	Freddie Mac, Pool #Q25548	4.00	4/1/44	21
87	Freddie Mac, Pool #Q24955	4.00	2/1/44	93
25	Freddie Mac, Pool #J14924	4.00	4/1/26	27
21	Freddie Mac, Pool #B18694	4.00	1/1/20	22
29	Freddie Mac, Pool #B19631	4.00	7/1/20	30
20	Freddie Mac, Pool #J06163	4.00	1/1/20	21
77	Freddie Mac, Pool #G08567	4.00	1/1/44	82
2	Freddie Mac, Pool #G14786	4.00	4/1/19	3
56	Freddie Mac, Pool #G08563	4.00	1/1/44	59
50	Freddie Mac, Pool #G11690	4.00	2/1/20	52
98	Freddie Mac, Pool #G08606	4.00	9/1/44	104
72	Freddie Mac, Pool #Q26974	4.00	7/1/44	76
30	Freddie Mac, Pool #C91377	4.50	6/1/31	33
19	Freddie Mac, Pool #A97658	4.50	3/1/41	21
96	Freddie Mac, Pool #G18303	4.50	3/1/24	102
21	Freddie Mac, Pool #C90686	4.50	6/1/23	23
17	Freddie Mac, Pool #J10406	4.50	8/1/24	19
39	Freddie Mac, Pool #C09059	4.50	3/1/44	43
346	Freddie Mac, Pool #A97692	4.50	3/1/41	373
21	Freddie Mac, Pool #Q01065	4.50	6/1/41	23
97	Freddie Mac, Pool #G01890	4.50	10/1/35	105
50	Freddie Mac, Pool #Q03305	4.50	9/1/41	54
48	Freddie Mac, Pool #Q04294	4.50	11/1/41	52

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$60	Freddie Mac, Pool #Q28202	4.50	12/1/43	$65
72	Freddie Mac, Pool #Q22671	4.50	11/1/43	78
91	Freddie Mac, Pool #A97186	4.50	3/1/41	99
25	Freddie Mac, Pool #Q24817	4.50	2/1/44	27
135	Freddie Mac, Pool #G04913	5.00	3/1/38	148
119	Freddie Mac, Pool #C01598	5.00	8/1/33	132
57	Freddie Mac, Pool #G04817	5.00	9/1/38	63
47	Freddie Mac, Pool #G08341	5.00	4/1/39	52
63	Freddie Mac, Pool #G05904	5.00	9/1/39	69
40	Freddie Mac, Pool #A14640	5.00	10/1/33	45
58	Freddie Mac, Pool #G01962	5.00	12/1/35	64
94	Freddie Mac, Pool #G04688	5.50	9/1/38	105
27	Freddie Mac, Pool #G30432	5.50	11/1/28	31
261	Freddie Mac, Pool #G01665	5.50	3/1/34	293
7	Freddie Mac, Pool #1G1537 (a)	5.70	2/1/37	7
11	Freddie Mac, Pool #C90989	6.00	9/1/26	12
121	Freddie Mac, Pool #G02794	6.00	5/1/37	137
35	Freddie Mac, Pool #G03616	6.00	12/1/37	39
125	Freddie Mac, Gold 15 YR TBA	2.50	7/15/30	126
25	Freddie Mac, Gold 15 YR TBA	2.50	8/15/30	25
75	Freddie Mac, Gold 15 YR TBA	3.00	7/15/30	78
50	Freddie Mac, Gold 15 YR TBA	3.00	8/15/30	52
50	Freddie Mac, Gold 30 YR TBA	3.00	8/15/45	50
200	Freddie Mac, Gold 30 YR TBA	3.00	7/15/45	199
200	Freddie Mac, Gold 30 YR TBA	3.50	7/15/45	206
100	Freddie Mac, Gold 30 YR TBA	3.50	8/15/45	103
745	Freddie Mac, Gold 30 YR TBA	4.00	7/15/45	787
50	Freddie Mac, Gold 30 YR TBA	5.00	7/15/45	55
0	Government National Mortgage Association, Pool #MA0719 (a)	2.00	1/20/43	0
28	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	29
50	Government National Mortgage Association, Pool #MA2767 (a)	2.50	4/20/45	51
18	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	18
76	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	78
68	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	68
44	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	45
60	Government National Mortgage Association, Pool #AF2664	3.00	7/15/43	60
86	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	87
91	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	92
92	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	94
82	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	83
88	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	89
48	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	49
81	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	82
391	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	396
91	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	92
85	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	86
62	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	65
76	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	78
36	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	37
72	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	75
252	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	262
88	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	91
267	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	277
79	Government National Mortgage Association, Pool #MA0154	3.50	6/20/42	82

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$24	Government National Mortgage Association, Pool #778157	3.50	3/15/42	$25
64	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	67
139	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	144
73	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	76
20	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	21
41	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	43
79	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	82
83	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	86
79	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	82
94	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	98
64	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	66
97	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	101
74	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	78
70	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	73
81	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	84
53	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	56
21	Government National Mortgage Association, Pool #774767	4.00	12/15/41	22
72	Government National Mortgage Association, Pool #770602	4.00	9/15/41	76
143	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	153
58	Government National Mortgage Association, Pool #766495	4.00	10/15/41	62
54	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	57
67	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	71
22	Government National Mortgage Association, Pool #AD2781	4.00	10/15/43	24
65	Government National Mortgage Association, Pool #738710	4.00	9/15/41	69
66	Government National Mortgage Association, Pool #741682	4.00	7/15/41	70
193	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	205
108	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	115
96	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	102
58	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	62
112	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	119
25	Government National Mortgage Association, Pool #MA2372	4.00	11/20/44	26
134	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	142
273	Government National Mortgage Association, Pool #005139	4.00	8/20/41	293
142	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	153
50	Government National Mortgage Association, Pool #MA1014	4.50	5/20/43	55
75	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	81
46	Government National Mortgage Association, Pool #748119	4.50	6/15/41	50
171	Government National Mortgage Association, Pool #737310	4.50	8/15/40	188
91	Government National Mortgage Association, Pool #721760	4.50	8/15/40	99
116	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	127
25	Government National Mortgage Association, Pool #727455	4.50	8/15/41	27
24	Government National Mortgage Association, Pool #732249	4.50	5/15/40	26
66	Government National Mortgage Association, Pool #738906	4.50	10/15/41	72
352	Government National Mortgage Association, Pool #004801	4.50	9/20/40	384
29	Government National Mortgage Association, Pool #MA1451	5.00	11/20/43	32
334	Government National Mortgage Association, Pool #004559	5.00	10/20/39	372
104	Government National Mortgage Association, Pool #697946	5.00	3/15/39	115
77	Government National Mortgage Association, Pool #782523	5.00	11/15/35	86
44	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	50
73	Government National Mortgage Association, Pool #510835	5.50	2/15/35	83
29	Government National Mortgage Association, Pool #704170	5.50	1/15/39	32
18	Government National Mortgage Association, Pool #658181	5.50	11/15/36	20
44	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	50
64	Government National Mortgage Association, Pool #781959	6.00	7/15/35	75

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$49	Government National Mortgage Association, Pool #004222	6.00	8/20/38	$56
4	Government National Mortgage Association, Pool #582199	6.50	1/15/32	5
25	Government National Mortgage Association, 30 YR TBA	2.50	7/15/45	24
50	Government National Mortgage Association, 30 YR TBA	3.00	8/20/45	50
250	Government National Mortgage Association, 30 YR TBA	3.00	7/20/45	252
50	Government National Mortgage Association, 30 YR TBA	3.00	7/15/45	50
125	Government National Mortgage Association, 30 YR TBA	3.50	8/20/45	129
700	Government National Mortgage Association, 30 YR TBA	3.50	7/20/45	725
50	Government National Mortgage Association, 30 YR TBA	3.50	7/15/45	52
50	Government National Mortgage Association, 30 YR TBA	4.00	7/15/45	53
50	Government National Mortgage Association, 30 YR TBA	4.00	8/20/45	53
125	Government National Mortgage Association, 30 YR TBA	4.00	7/20/45	132
25	Government National Mortgage Association, 30 YR TBA	4.50	7/15/45	27
50	Government National Mortgage Association, 30 YR TBA	4.50	8/20/45	54
100	Government National Mortgage Association, 30 YR TBA	5.00	7/15/45	111

	Total U.S. Government Agency Mortgages			34,392

	U.S. Government Agency Securities — 2.01%
50	Fannie Mae	0.75	4/20/17	50
80	Fannie Mae	0.88	12/20/17	80
60	Fannie Mae	0.88	5/21/18	60
25	Fannie Mae	0.88	10/26/17	25
60	Fannie Mae, Callable 5/23/15 @ 100.00	0.95	8/23/17	60
25	Fannie Mae, Callable 7/28/16 @ 100.00	1.07	7/28/17	25
145	Fannie Mae, Callable 9/27/15 @ 100.00	1.07	9/27/17	146
45	Fannie Mae	1.13	4/27/17	45
30	Fannie Mae	1.25	1/30/17	30
30	Fannie Mae	1.63	11/27/18	30
55	Fannie Mae	1.75	9/12/19	55
25	Fannie Mae	1.88	9/18/18	26
55	Fannie Mae (b)	2.19	10/9/19	50
20	Fannie Mae	5.63	7/15/37	26
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	21
20	Fannie Mae	6.25	5/15/29	27
25	Fannie Mae	7.13	1/15/30	37
20	Fannie Mae	7.25	5/15/30	30
10	Federal Farm Credit Bank, Callable 7/20/15 @ 100.00	0.54	11/7/16	10
20	Federal Farm Credit Bank	4.88	1/17/17	21
20	Federal Farm Credit Bank	5.13	8/25/16	21
80	Federal Home Loan Bank	0.63	11/23/16	80
35	Federal Home Loan Bank, Series 1	1.00	6/21/17	35
50	Federal Home Loan Bank	1.75	12/14/18	51
25	Federal Home Loan Bank	2.13	3/10/23	24
25	Federal Home Loan Bank	3.63	3/12/21	27
20	Federal Home Loan Bank	4.13	3/13/20	22
95	Federal Home Loan Bank	4.75	12/16/16	101
70	Federal Home Loan Bank, Series 1069	5.00	11/17/17	77
15	Federal Home Loan Bank	5.63	6/11/21	18
50	Freddie Mac	0.42	9/18/15	50
70	Freddie Mac	0.75	1/12/18	70
50	Freddie Mac	1.00	9/29/17	50
50	Freddie Mac	1.00	3/8/17	50
65	Freddie Mac	1.00	7/28/17	65
25	Freddie Mac, Callable 7/30/15 @ 100.00	1.02	4/30/18	25
25	Freddie Mac, Callable 5/28/15 @ 100.00	1.03	11/28/17	25

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$20	Freddie Mac	1.20	6/12/18	$20
20	Freddie Mac	1.25	10/2/19	20
25	Freddie Mac	1.38	5/1/20	25
20	Freddie Mac	1.40	8/22/19	20
25	Freddie Mac	1.75	5/30/19	25
50	Freddie Mac	2.00	8/25/16	51
65	Freddie Mac	2.38	1/13/22	66
30	Freddie Mac	3.75	3/27/19	33
25	Freddie Mac	6.25	7/15/32	35
5	Tennessee Valley Authority	3.50	12/15/42	5
5	Tennessee Valley Authority	5.25	9/15/39	6
20	Tennessee Valley Authority	5.88	4/1/36	26
20	Tennessee Valley Authority, Series E (Independent Power and Renewable Electricity Producers)	6.75	11/1/25	27

	Total U.S. Government Agency Securities			2,004

	Corporate Bonds — 27.37%
300	AbbVie, Inc. (Pharmaceuticals)	1.75	11/6/17	300
75	AbbVie, Inc. (Pharmaceuticals)	4.40	11/6/42	71
240	American Express Co. (Consumer Finance)	2.65	12/2/22	231
45	American Express Co. (Consumer Finance)	7.00	3/19/18	51
312	American International Group, MTN (Insurance)	5.85	1/16/18	344
300	Ameriprise Financial, Inc. (Capital Markets)	4.00	10/15/23	313
230	Amgen, Inc. (Biotechnology)	2.13	5/15/17	233
115	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15	11/15/41	118
93	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	94
240	Anheuser-Busch InBev NV (Beverages)	2.50	7/15/22	231
255	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	261
100	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	91
155	Archer-Daniels-Midland Co. (Food Products)	4.02	4/16/43	145
225	Associates Corp. North America (Diversified Financial Services)	6.95	11/1/18	259
230	AT&T, Inc. (Diversified Telecommunication Services), Callable 11/15/34 @ 100.00	4.50	5/15/35	211
340	AT&T, Inc. (Diversified Telecommunication Services)	5.50	2/1/18	372
80	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	82
25	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	24
708	Bank of America Corp. (Banks)	2.60	1/15/19	716
340	Bank of America Corp., MTN (Banks)	3.30	1/11/23	335
115	Bank of America Corp., Series L, MTN (Diversified Financial Services)	5.65	5/1/18	126
110	Bank One Corp. (Banks)	8.00	4/29/27	146
160	Bear Stearns Co. LLC (Capital Markets)	6.40	10/2/17	176
100	Berkshire Hathaway, Inc. (Diversified Financial Services)	4.40	5/15/42	98
65	Bunge Limited Finance Co. (Food Products)	8.50	6/15/19	79
85	Burlington Northern Santa Fe LLC (Road & Rail), Callable 3/1/44 @ 100.00	4.55	9/1/44	84
450	Capital One Bank USA, Series BKNT (Diversified Financial Services), Callable 1/13/19 @ 100.00	2.25	2/13/19	447
205	Capital One Financial Corp. (Consumer Finance)	6.75	9/15/17	227
50	Caterpillar Financial Services Corp., MTN (Consumer Finance)	7.05	10/1/18	58
270	Cisco Systems, Inc. (Communications Equipment)	2.13	3/1/19	272
95	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	108
295	Citigroup, Inc. (Banks)	2.55	4/8/19	297
78	Citigroup, Inc. (Banks)	4.95	11/7/43	81
250	Coca-Cola Enterprises, Inc. (Beverages)	3.50	9/15/20	262
230	Comcast Corp. (Media)	2.85	1/15/23	224
80	Comcast Corp. (Media)	3.13	7/15/22	80
184	Comcast Corp. (Media)	4.65	7/15/42	184
210	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	261

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$15	Consolidated Edison Co. of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	$19
395	CSX Corp. (Road & Rail), Callable 5/1/24 @ 100.00	3.40	8/1/24	395
230	CVS Caremark Corp. (Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	222
185	CVS Health Corp. (Food & Staples Retailing), Callable 2/15/21 @ 100.00	4.13	5/15/21	198
225	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	233
30	Delphi Corp. (Auto Components), Callable 2/15/18 @ 103.00	5.00	2/15/23	32
250	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/21 @ 100.00	4.00	7/15/21	262
215	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	225
395	Dominion Resources, Inc. (Multi-Utilities)	5.20	8/15/19	437
130	Dominion Resources, Inc. (Multi-Utilities)	6.40	6/15/18	147
150	Duke Energy Carolinas LLC (Electric Utilities)	5.30	2/15/40	171
50	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	51
220	Eaton Corp. (Electrical Equipment)	2.75	11/2/22	215
100	Eaton Corp. (Electrical Equipment)	4.15	11/2/42	92
200	Ecolab, Inc. (Chemicals)	3.00	12/8/16	205
130	Ecolab, Inc. (Chemicals)	4.35	12/8/21	140
25	Ecolab, Inc. (Chemicals)	5.50	12/8/41	27
46	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	3.35	3/15/23	45
164	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	154
250	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 100.00	2.55	10/15/19	250
20	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 12/15/45 @ 100.00	4.90	5/15/46	19
300	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels), Callable 2/6/20 @ 100.00	1.91	3/6/20	298
95	FedEx Corp. (Air Freight & Logistics)	3.90	2/1/35	88
45	FedEx Corp. (Air Freight & Logistics)	4.10	2/1/45	40
30	FedEx Corp. (Air Freight & Logistics)	8.00	1/15/19	36
230	Fiserv, Inc. (IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	230
75	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	75
260	General Electric Co., Series G, MTN (Industrial Conglomerates)	3.10	1/9/23	260
184	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	177
162	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	176
495	General Motors Co. (Automobiles)	3.50	10/2/18	511
111	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	111
130	GlaxoSmithKline PLC (Pharmaceuticals)	6.38	5/15/38	164
291	Goldman Sachs Group, Inc. (Capital Markets)	2.63	1/31/19	295
325	Goldman Sachs Group, Inc. (Capital Markets)	4.00	3/3/24	331
180	Goldman Sachs Group, Inc. (Capital Markets)	6.15	4/1/18	200
320	Hewlett-Packard Co. (Technology Hardware, Storage & Peripherals)	3.00	9/15/16	327
305	International Business Machines Corp. (IT Services)	3.63	2/12/24	308
270	International Paper Co. (Paper Products), Callable 3/15/24 @ 100.00	3.65	6/15/24	266
75	Intuit, Inc. (Software)	5.75	3/15/17	80
50	Johnson & Johnson (Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	53
50	Johnson & Johnson (Pharmaceuticals)	4.85	5/15/41	56
515	JPMorgan Chase & Co. (Banks)	4.25	10/15/20	551
50	JPMorgan Chase & Co. (Banks)	4.35	8/15/21	54
95	Lincoln National Corp. (Insurance)	7.00	6/15/40	119
120	Lockheed Martin Corp. (Aerospace & Defense), Callable 12/1/24 @ 100.00	2.90	3/1/25	116
75	Lockheed Martin Corp. (Aerospace & Defense), Callable 9/1/34 @ 100.00	3.60	3/1/35	69
195	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 1/1/23 @ 100.00	2.75	4/1/23	188
50	MetLife, Inc. (Life & Health Insurance)	4.05	3/1/45	46
185	MetLife, Inc. (Life & Health Insurance)	7.72	2/15/19	221
191	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	225
135	Monsanto Co. (Chemicals)	2.75	7/15/21	133

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$495	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	$507
200	Nucor Corp. (Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	202
110	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	113
85	Oklahoma Gas & Electric Co. (Electric Utilities), Callable 11/15/40 @ 100.00	5.25	5/15/41	96
365	Oracle Corp. (Software)	2.50	10/15/22	352
100	Oracle Corp. (Software)	6.50	4/15/38	125
210	Philip Morris International, Inc. (Tobacco)	3.60	11/15/23	213
26	Private Export Funding Corp. (Diversified Financial Services)	2.13	7/15/16	26
114	Procter & Gamble Co.(The) (Household Products)	9.36	1/1/21	139
110	Prudential Financial, Inc. (Insurance)	6.20	11/15/40	129
50	Puget Energy, Inc. (Technology Hardware, Storage & Peripherals), Callable 4/15/22 @ 100.00	5.63	7/15/22	56
110	Puget Energy, Inc. (Technology Hardware, Storage & Peripherals)	6.00	9/1/21	126
100	Puget Energy, Inc. (Electric Utilities)	6.50	12/15/20	117
135	Reed Elsevier NV (Beverages), Callable 7/15/22 @ 100.00	3.13	10/15/22	132
30	Reed Elsevier NV (Beverages)	8.63	1/15/19	36
220	Rock-Tenn Co. (Containers & Packaging)	3.50	3/1/20	227
210	Roper Industries, Inc. (Electrical Equipment)	2.05	10/1/18	209
35	Roper Industries, Inc. (Electrical Equipment), Callable 8/15/22 @ 100.00	3.13	11/15/22	34
105	San Diego Gas & Electric Co. (Electric Utilities), Callable 10/1/41 @ 100.00	4.30	4/1/42	105
335	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	334
204	Southwest Airlines Co 2007-1 Trust (Airlines)	6.15	8/1/22	234
245	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	232
160	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	140
45	SunTrust Banks, Inc. (Banks), Callable 10/1/18 @ 100.00	2.35	11/1/18	45
240	SunTrust Banks, Inc. (Banks), Callable 4/1/19 @ 100.00	2.50	5/1/19	241
320	TC Pipelines, LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	316
240	The Dow Chemical Co. (Chemicals), Callable 8/15/22 @ 100.00	3.00	11/15/22	230
80	The Dow Chemical Co. (Chemicals)	8.55	5/15/19	98
190	The Home Depot, Inc. (Specialty Retail)	5.88	12/16/36	229
250	The Kroger Co. (Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	256
70	The Travelers Cos., Inc., MTN (Insurance)	6.25	6/15/37	88
70	Thermo Fisher Scientific, Inc (Life Sciences Tools & Services)	3.20	3/1/16	71
195	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 5/15/21 @ 100.00	3.60	8/15/21	199
130	Time Warner, Inc. (Media)	5.38	10/15/41	133
240	Time Warner, Inc. (Media)	6.88	6/15/18	274
140	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.30	1/12/22	145
100	Twenty-First Century Fox, Inc. (Media)	3.00	9/15/22	98
80	Twenty-First Century Fox, Inc. (Media)	5.65	8/15/20	91
120	Twenty-First Century Fox, Inc. (Media)	6.20	12/15/34	139
50	Twenty-First Century Fox, Inc. (Media)	6.90	3/1/19	58
75	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	94
85	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88	2/15/38	112
150	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	3.65	3/15/25	146
40	Ventas Realty, LP (Real Estate Investment Trusts (REITs)), Callable 5/15/22 @ 100.00	3.25	8/15/22	38
30	Ventas, Inc. (Real Estate Investment Trusts (REITs)), Callable 11/1/24 @ 100.00	3.50	2/1/25	29
215	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15	9/15/23	235
480	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	562
160	Viacom, Inc. (Media), Callable 12/15/42 @ 100.00	4.88	6/15/43	143
355	Virginia Elec & Power Co. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.75	3/15/23	347
35	Virginia Elec & Power Co. (Oil, Gas & Consumable Fuels), Callable 10/15/21 @ 100.00	2.95	1/15/22	35
375	Wachovia Corp. (Diversified Financial Services)	5.75	2/1/18	414

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$312	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1.95	12/15/18	$317
250	Wal-Mart Stores, Inc. (Food & Staples Retailing)	5.63	4/1/40	292
70	Wal-Mart Stores, Inc. (Food & Staples Retailing)	6.50	8/15/37	90
160	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	155
65	Wells Fargo & Co. (Banks)	3.00	2/19/25	62
105	Western Gas Partners, LP (Oil, Gas & Consumable Fuels), Callable 3/1/25 @ 100.00	3.95	6/1/25	101
75	Wyeth, Inc. (Pharmaceuticals)	6.45	2/1/24	93
100	Xerox Corp. (IT Services)	6.40	3/15/16	104
220	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	6.25	3/15/18	243
50	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	6.88	11/15/37	58

	Total Corporate Bonds			27,300

	U.S. Treasury Obligations — 22.45%
17	U.S. Treasury Bond	1.00	8/31/19	17
190	U.S. Treasury Bond	2.50	2/15/45	167
114	U.S. Treasury Bond	2.75	11/15/42	106
68	U.S. Treasury Bond	2.75	8/15/42	63
150	U.S. Treasury Bond	2.88	5/15/43	143
19	U.S. Treasury Bond	3.00	5/15/42	19
55	U.S. Treasury Bond	3.00	5/15/45	54
185	U.S. Treasury Bond	3.00	11/15/44	181
94	U.S. Treasury Bond	3.13	11/15/41	95
150	U.S. Treasury Bond	3.13	8/15/44	150
112	U.S. Treasury Bond	3.13	2/15/42	113
120	U.S. Treasury Bond	3.13	2/15/43	120
30	U.S. Treasury Bond	3.13	5/15/21	32
120	U.S. Treasury Bond	3.38	5/15/44	126
40	U.S. Treasury Bond	3.50	2/15/39	43
120	U.S. Treasury Bond	3.63	8/15/43	132
125	U.S. Treasury Bond	3.63	2/15/44	137
63	U.S. Treasury Bond	3.75	8/15/41	71
85	U.S. Treasury Bond	3.75	11/15/43	96
70	U.S. Treasury Bond	3.88	8/15/40	80
60	U.S. Treasury Bond	4.25	11/15/40	73
75	U.S. Treasury Bond	4.38	5/15/40	92
25	U.S. Treasury Bond	4.38	11/15/39	31
60	U.S. Treasury Bond	4.38	5/15/41	74
55	U.S. Treasury Bond	4.50	8/15/39	69
15	U.S. Treasury Bond	4.50	5/15/38	19
40	U.S. Treasury Bond	4.50	2/15/36	50
95	U.S. Treasury Bond	4.63	2/15/40	121
70	U.S. Treasury Bond	4.75	2/15/41	91
50	U.S. Treasury Bond	5.00	5/15/37	67
30	U.S. Treasury Bond	5.25	11/15/28	39
30	U.S. Treasury Bond	5.25	2/15/29	39
40	U.S. Treasury Bond	5.38	2/15/31	54
61	U.S. Treasury Bond	6.00	2/15/26	82
35	U.S. Treasury Bond	6.13	11/15/27	49
35	U.S. Treasury Bond	6.25	8/15/23	46
25	U.S. Treasury Bond	6.25	5/15/30	36
40	U.S. Treasury Bond	6.50	11/15/26	56
40	U.S. Treasury Bond	6.75	8/15/26	57
50	U.S. Treasury Bond	7.25	8/15/22	67
17	U.S. Treasury Bond	7.50	11/15/24	25
25	U.S. Treasury Bond	7.50	11/15/16	27

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$15	U.S. Treasury Bond	7.63	2/15/25	$22
40	U.S. Treasury Bond	8.00	11/15/21	55
35	U.S. Treasury Bond	8.13	8/15/19	44
50	U.S. Treasury Bond	8.13	8/15/21	68
50	U.S. Treasury Bond	8.75	8/15/20	67
150	U.S. Treasury Note	0.38	10/31/16	150
50	U.S. Treasury Note	0.50	2/28/17	50
100	U.S. Treasury Note	0.50	11/30/16	100
10	U.S. Treasury Note	0.50	4/30/17	10
165	U.S. Treasury Note	0.50	8/31/16	165
120	U.S. Treasury Note	0.50	7/31/16	120
75	U.S. Treasury Note	0.50	7/31/17	75
85	U.S. Treasury Note	0.50	3/31/17	85
100	U.S. Treasury Note	0.50	9/30/16	100
85	U.S. Treasury Note	0.50	1/31/17	85
108	U.S. Treasury Note	0.63	12/15/16	108
150	U.S. Treasury Note	0.63	2/15/17	150
70	U.S. Treasury Note	0.63	8/15/16	70
150	U.S. Treasury Note	0.63	9/30/17	150
108	U.S. Treasury Note	0.63	11/15/16	108
165	U.S. Treasury Note	0.63	11/30/17	164
215	U.S. Treasury Note	0.63	5/31/17	215
160	U.S. Treasury Note	0.63	8/31/17	160
82	U.S. Treasury Note	0.63	10/15/16	82
51	U.S. Treasury Note	0.63	7/15/16	51
120	U.S. Treasury Note	0.63	4/30/18	119
45	U.S. Treasury Note	0.63	12/31/16	45
90	U.S. Treasury Note	0.63	6/30/17	90
80	U.S. Treasury Note	0.75	4/15/18	80
112	U.S. Treasury Note	0.75	3/15/17	112
78	U.S. Treasury Note	0.75	12/31/17	78
50	U.S. Treasury Note	0.75	3/31/18	50
115	U.S. Treasury Note	0.75	10/31/17	115
68	U.S. Treasury Note	0.75	6/30/17	68
65	U.S. Treasury Note	0.75	1/15/17	65
140	U.S. Treasury Note	0.75	2/28/18	139
155	U.S. Treasury Note	0.88	5/15/17	156
80	U.S. Treasury Note	0.88	1/15/18	80
45	U.S. Treasury Note	0.88	7/31/19	44
85	U.S. Treasury Note	0.88	9/15/16	85
135	U.S. Treasury Note	0.88	4/30/17	136
130	U.S. Treasury Note	0.88	11/15/17	130
70	U.S. Treasury Note	0.88	2/28/17	70
72	U.S. Treasury Note	0.88	12/31/16	72
100	U.S. Treasury Note	0.88	4/15/17	101
77	U.S. Treasury Note	0.88	11/30/16	77
150	U.S. Treasury Note	0.88	1/31/17	151
95	U.S. Treasury Note	0.88	7/15/17	95
90	U.S. Treasury Note	0.88	6/15/17	90
90	U.S. Treasury Note	0.88	8/15/17	90
91	U.S. Treasury Note	0.88	1/31/18	91
135	U.S. Treasury Note	0.88	10/15/17	135
75	U.S. Treasury Note	1.00	2/15/18	75
20	U.S. Treasury Note	1.00	6/30/19	20

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$85	U.S. Treasury Note	1.00	12/15/17	$85
80	U.S. Treasury Note	1.00	3/15/18	80
95	U.S. Treasury Note	1.00	9/15/17	96
135	U.S. Treasury Note	1.00	3/31/17	136
85	U.S. Treasury Note	1.00	11/30/19	83
100	U.S. Treasury Note	1.00	5/15/18	100
100	U.S. Treasury Note	1.00	9/30/19	98
144	U.S. Treasury Note	1.00	5/31/18	144
154	U.S. Treasury Note	1.00	8/31/16	155
132	U.S. Treasury Note	1.00	10/31/16	133
130	U.S. Treasury Note	1.00	9/30/16	131
50	U.S. Treasury Note	1.13	5/31/19	50
85	U.S. Treasury Note	1.13	6/15/18	85
5	U.S. Treasury Note	1.13	3/31/20	5
60	U.S. Treasury Note	1.13	12/31/19	59
60	U.S. Treasury Note	1.13	4/30/20	59
100	U.S. Treasury Note	1.25	2/29/20	99
50	U.S. Treasury Note	1.25	10/31/19	50
65	U.S. Treasury Note	1.25	1/31/19	65
110	U.S. Treasury Note	1.25	11/30/18	110
54	U.S. Treasury Note	1.25	4/30/19	54
160	U.S. Treasury Note	1.25	1/31/20	158
120	U.S. Treasury Note	1.25	10/31/18	120
75	U.S. Treasury Note	1.38	11/30/18	76
165	U.S. Treasury Note	1.38	4/30/20	163
110	U.S. Treasury Note	1.38	2/29/20	109
51	U.S. Treasury Note	1.38	12/31/18	51
40	U.S. Treasury Note	1.38	1/31/20	40
150	U.S. Treasury Note	1.38	7/31/18	152
100	U.S. Treasury Note	1.38	2/28/19	100
30	U.S. Treasury Note	1.38	5/31/20	30
115	U.S. Treasury Note	1.38	3/31/20	114
135	U.S. Treasury Note	1.38	9/30/18	136
130	U.S. Treasury Note	1.38	6/30/18	131
131	U.S. Treasury Note	1.50	2/28/19	132
115	U.S. Treasury Note	1.50	1/31/19	116
59	U.S. Treasury Note	1.50	6/30/16	60
120	U.S. Treasury Note	1.50	5/31/20	119
160	U.S. Treasury Note	1.50	10/31/19	160
130	U.S. Treasury Note	1.50	8/31/18	132
20	U.S. Treasury Note	1.50	3/31/19	20
115	U.S. Treasury Note	1.50	1/31/22	111
80	U.S. Treasury Note	1.50	11/30/19	80
120	U.S. Treasury Note	1.50	5/31/19	121
155	U.S. Treasury Note	1.50	7/31/16	157
110	U.S. Treasury Note	1.50	12/31/18	111
120	U.S. Treasury Note	1.63	8/31/19	121
130	U.S. Treasury Note	1.63	4/30/19	131
125	U.S. Treasury Note	1.63	7/31/19	126
130	U.S. Treasury Note	1.63	3/31/19	132
85	U.S. Treasury Note	1.63	6/30/19	86
160	U.S. Treasury Note	1.63	12/31/19	161
81	U.S. Treasury Note	1.63	8/15/22	79
130	U.S. Treasury Note	1.63	6/30/20	130

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$117	U.S. Treasury Note	1.63	11/15/22	$113
95	U.S. Treasury Note	1.75	4/30/22	93
40	U.S. Treasury Note	1.75	10/31/18	41
174	U.S. Treasury Note	1.75	5/15/23	168
95	U.S. Treasury Note	1.75	2/28/22	93
95	U.S. Treasury Note	1.75	3/31/22	93
110	U.S. Treasury Note	1.75	5/15/22	108
135	U.S. Treasury Note	1.75	10/31/20	135
120	U.S. Treasury Note	1.75	9/30/19	121
100	U.S. Treasury Note	1.88	5/31/22	99
100	U.S. Treasury Note	1.88	10/31/17	103
100	U.S. Treasury Note	1.88	11/30/21	99
94	U.S. Treasury Note	1.88	6/30/20	95
55	U.S. Treasury Note	1.88	9/30/17	56
75	U.S. Treasury Note	1.88	8/31/17	77
130	U.S. Treasury Note	2.00	11/15/21	130
60	U.S. Treasury Note	2.00	11/30/20	61
265	U.S. Treasury Note	2.00	2/15/25	257
155	U.S. Treasury Note	2.00	2/15/23	153
95	U.S. Treasury Note	2.00	10/31/21	95
110	U.S. Treasury Note	2.00	9/30/20	112
120	U.S. Treasury Note	2.00	7/31/20	122
120	U.S. Treasury Note	2.00	2/15/22	120
130	U.S. Treasury Note	2.00	2/28/21	131
100	U.S. Treasury Note	2.00	5/31/21	101
95	U.S. Treasury Note	2.00	8/31/21	95
100	U.S. Treasury Note	2.13	9/30/21	101
100	U.S. Treasury Note	2.13	6/30/22	100
125	U.S. Treasury Note	2.13	6/30/21	127
80	U.S. Treasury Note	2.13	8/31/20	82
95	U.S. Treasury Note	2.13	12/31/21	96
160	U.S. Treasury Note	2.13	5/15/25	157
134	U.S. Treasury Note	2.13	8/15/21	136
100	U.S. Treasury Note	2.25	7/31/21	102
30	U.S. Treasury Note	2.25	7/31/18	31
180	U.S. Treasury Note	2.25	11/15/24	179
5	U.S. Treasury Note	2.25	11/30/17	5
118	U.S. Treasury Note	2.25	3/31/21	121
105	U.S. Treasury Note	2.25	4/30/21	107
215	U.S. Treasury Note	2.38	8/15/24	216
25	U.S. Treasury Note	2.38	12/31/20	26
30	U.S. Treasury Note	2.38	6/30/18	31
50	U.S. Treasury Note	2.50	6/30/17	52
215	U.S. Treasury Note	2.50	5/15/24	219
145	U.S. Treasury Note	2.50	8/15/23	148
174	U.S. Treasury Note	2.63	11/15/20	182
50	U.S. Treasury Note	2.63	1/31/18	52
65	U.S. Treasury Note	2.63	4/30/18	68
115	U.S. Treasury Note	2.63	8/15/20	120
99	U.S. Treasury Note	2.75	5/31/17	103
85	U.S. Treasury Note	2.75	2/15/19	90
226	U.S. Treasury Note	2.75	11/15/23	235
160	U.S. Treasury Note	2.75	2/15/24	166
72	U.S. Treasury Note	2.75	12/31/17	75

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$60	U.S. Treasury Note	2.75	11/30/16	$62
30	U.S. Treasury Note	2.88	3/31/18	32
123	U.S. Treasury Note	3.00	9/30/16	127
50	U.S. Treasury Note	3.00	2/28/17	52
89	U.S. Treasury Note	3.00	8/31/16	92
113	U.S. Treasury Note	3.13	4/30/17	118
100	U.S. Treasury Note	3.13	1/31/17	104
100	U.S. Treasury Note	3.13	10/31/16	104
111	U.S. Treasury Note	3.13	5/15/19	118
85	U.S. Treasury Note	3.25	12/31/16	89
38	U.S. Treasury Note	3.25	7/31/16	39
62	U.S. Treasury Note	3.25	3/31/17	65
121	U.S. Treasury Note	3.38	11/15/19	131
100	U.S. Treasury Note	3.50	2/15/18	107
120	U.S. Treasury Note	3.50	5/15/20	131
180	U.S. Treasury Note	3.63	2/15/20	197
100	U.S. Treasury Note	3.63	8/15/19	109
135	U.S. Treasury Note	3.63	2/15/21	148
150	U.S. Treasury Note	3.75	11/15/18	163
50	U.S. Treasury Note	3.88	5/15/18	54
30	U.S. Treasury Note	4.00	8/15/18	33
24	U.S. Treasury Note	4.25	5/15/39	29
75	U.S. Treasury Note	4.25	11/15/17	81
100	U.S. Treasury Note	4.63	11/15/16	106
50	U.S. Treasury Note	4.63	2/15/17	53
70	U.S. Treasury Note	4.75	8/15/17	76
70	U.S. Treasury Note	4.88	8/15/16	74
30	U.S. Treasury Note	5.50	8/15/28	40

	Total U.S. Treasury Obligations			22,396

	Yankee Dollars — 4.69%
200	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	3/30/40	232
25	Bank of Nova Scotia (Banks)	1.85	4/14/20	25
25	Bank of Nova Scotia (Banks)	2.13	9/11/19	25
200	BHP Billiton Ltd. (Metals & Mining)	3.85	9/30/23	206
115	BHP Billiton Ltd. (Metals & Mining)	5.00	9/30/43	119
80	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	119
210	Canadian Natural Resources (Oil, Gas & Consumable Fuels)	5.70	5/15/17	226
65	Canadian Natural Resources (Oil, Gas & Consumable Fuels)	5.90	2/1/18	71
100	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90	2/1/25	94
320	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45	3/15/23	343
25	Canadian Pacific Railway Co. (Road & Rail)	7.25	5/15/19	30
100	Deutsche Telekom International Finance (Diversified Telecommunication Services) (a)(c)	8.75	6/15/30	141
120	Diageo Capital PLC (Beverages)	5.88	9/30/36	138
120	HSBC Holdings PLC (Banks)	6.80	6/1/38	149
105	Iberdrola International BV (Electric Utilities)	5.81	3/15/25	120
165	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	202
125	LyondellBasell Industries NV (Chemicals)	4.00	7/15/23	128
300	LyondellBasell Industries NV (Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	325
70	Orange SA (Diversified Financial Services)	9.00	3/1/31	99
200	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	5.75	3/1/18	217
175	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	6.63	6/15/35	187
100	Rio Tinto Finance USA Ltd. (Metals & Mining)	5.20	11/2/40	102
225	Rio Tinto Finance USA PLC (Metals & Mining), Callable 12/22/21 @ 100.00	3.50	3/22/22	227
25	Royal Bank of Canada (Banks)	1.20	9/19/17	25

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$25	Royal Bank of Canada (Banks)	1.88	2/5/20	$25
25	Royal Bank of Canada (Banks)	2.20	9/23/19	25
180	Shell International Finance BV (Integrated Oil & Gas)	6.38	12/15/38	226
300	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25	11/10/24	300
30	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	32
80	Telefonica Emisiones (Diversified Telecommunication Services)	7.05	6/20/36	98
175	Telefonica Emisiones SAU (Wireless Telecommunication Services)	6.22	7/3/17	190
160	Vodafone Group PLC (Wireless Telecommunication Services)	2.50	9/26/22	147
80	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	85

	Total Yankee Dollars			4,678

	Time Deposit — 0.08%
75	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	7/1/15	75

	Total Time Deposit			75

	Mutual Funds — 10.63%
4,959,405	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (d)	0.00		4,960
4,889,209	SSgA Treasury Money Market Fund (d)	0.00		4,889
759,452	SSgA U.S. Government Money Market Fund (d)	0.00		759

	Total Mutual Funds			10,608

	Total Investments Before TBA Sale Commitments (cost $105,088) — 104.72%			104,451
	TBA Sale Commitments (e) — (0.29)%
$(65)	Fannie Mae, 15 YR TBA	4.50	7/25/30	(68)
(50)	Freddie Mac, Gold 15 YR TBA	4.50	7/15/30	(52)
(100)	Freddie Mac, Gold 30 YR TBA	5.50	7/15/45	(112)
(50)	Government National Mortgage Association	5.50	7/15/45	(56)

	Total TBA Sale Commitments			(288)

	Liabilities in excess of other assets — (4.43)%			(4,415)

	Net Assets — 100.00%			$99,748

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2015.

(b)	Rate disclosed represents effective yield at purchase.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2015.

(d)	The rate disclosed is the rate in effect on June 30, 2015.

(e)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

MTN—Medium Term Note

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — June 30, 2015

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Core Fixed Income Portfolio	Mellon Capital Management Corporation	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Asset Backed Securities	0.54%	—	—	0.54%
Collateralized Mortgage Obligations	2.47%	—	—	2.47%
U.S. Government Agency Mortgages	34.48%	—	—	34.48%
U.S. Government Agency Securities	2.01%	—	—	2.01%
Corporate Bonds	0.02%	27.35%	—	27.37%
U.S. Treasury Obligations	22.45%	—	—	22.45%
Yankee Dollars	0.13%	4.56%	—	4.69%
Time Deposit	0.05%	0.03%	—	0.08%
Mutual Funds	4.90%	0.76%	4.97%	10.63%
TBA Sale Commitments	-0.29%	—	—	-0.29%
Other Assets (Liabilities)	-4.70%	0.28%	-0.01%	-4.43%

Total Net Assets	62.06%	32.98%	4.96%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Security — 0.66%
$4,653	Magnus-Relda Holding Vier GmbH, Series 1A, Class JNR ( c)	7.00	10/28/24	$5,334

	Total Asset Backed Security			5,334

	Collateralized Mortgage Obligations — 6.59%
6,000	Banc of America Merrill Lynch Mezzanine Securities Trust, Series 2014-INMZ, Class MZB (a)(b)(c)	8.67	12/15/19	6,000
5,000	BLCP Hotel Trust, Series 2014-CLMZ, Class M (a)(c)	5.91	8/15/29	4,988
2,000	Carefree Portfolio Trust, Series 2014-CMZA, Class MZA (a)(b)(c)	6.16	11/15/29	2,007
6,000	Carefree Portfolio Trust, Series 2014-CMZB, Class MZB (a)(b)(c)	7.91	11/15/29	6,038
2,700	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class E (a)(c)	4.29	4/10/48	1,879
1,300	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class F (a)(c)	4.29	4/10/48	727
6,000	Commercial Mortgage Trust, Series 2014-CR21, Class F	3.00	12/10/47	3,904
2,900	Commercial Mortgage Trust, Series 2013-CR7, Class G (a)(c)	4.35	3/10/46	2,156
778	Commercial Mortgage Trust, Series 2013-CR13, Class E (a)(c)	4.75	12/10/23	660
420	Commercial Mortgage Trust, Series 2013-CR12, Class E (a)(c)	5.08	10/10/46	364
2,985	Credit Suisse European Mortgage Capital Trust, Series 2014-1MGN, Class B (a)(c)	7.16	7/20/22	3,327
5,000	CSMC 2015-Town Mezzanine Securities Trust, Series 2015, Class MZ (a)(c)	9.17	3/1/28	4,962
2,100	Dbubs Mortgage Trust, Series 2011-LC3A, Class G(c)	3.75	8/10/44	1,284
600	Goldman Sachs Mortgage Securities Trust, Series 2013-GC14, Class F (a)(c)	4.77	8/10/46	504
700	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class E (a)(c)	3.36	9/15/47	493
6,900	JP Morgan Chase Commercial Mortgage Securities Corp, Series 2014-CBMZ, Class M (a)(c)	6.41	10/15/29	6,920
1,110	Morgan Stanley BAMLTrust, Series 2015-C21, Class E(c)	3.01	3/15/48	668
8,192	UBS – Barclays Commercial Mortgage Trust, Series 2012-C2, Class H (a)(c)	4.89	5/10/63	3,019
4,726	UBS – Barclays Commercial Mortgage Trust, Series 2012-C2, Class G (a)(c)	4.89	5/10/63	3,185
510	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E(c)	3.50	7/15/46	394

	Total Collateralized Mortgage Obligations			53,479

	Corporate Bonds — 60.12%
1,219	A Schulman, Inc. (Chemicals), Callable 6/1/18 @ 105.16 (c)	6.88	6/1/23	1,243
1,731	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 7/1/17 @ 103.84	5.13	7/1/22	1,718
3,432	Aleris International, Inc. (Metals & Mining), Callable 8/10/15 @ 103.81	7.63	2/15/18	3,518
571	Aleris International, Inc. (Metals & Mining), Callable 11/1/15 @ 106.00	7.88	11/1/20	592
1,184	Allegion US Holding Co., Inc. (Building Products), Callable 10/1/16 @ 104.31	5.75	10/1/21	1,223
2,069	Alliant Techsystems, Inc. (Aerospace & Defense), Callable 10/1/16 @ 103.94 (c)	5.25	10/1/21	2,110
80	Ally Financial, Inc. (Consumer Finance)	5.50	2/15/17	83
75	Ally Financial, Inc. (Consumer Finance)	6.25	12/1/17	80
248	Ally Financial, Inc. (Consumer Finance)	7.50	9/15/20	289
1,900	Ally Financial, Inc. (Consumer Finance)	8.00	12/31/18	2,121
2,624	Ally Financial, Inc. (Consumer Finance)	8.00	11/1/31	3,346
1,233	Altice US Finance I Corp. (Wireless Telecommunication Services), Callable 7/15/18 @ 104.03 (c)	5.38	7/15/23	1,202
886	AMC Networks, Inc. (Media), Callable 7/15/16 @ 104.00	7.75	7/15/21	957
500	AmerenEnergy Generating Co., Series H (Electric Utilities)^	7.00	4/15/18	486
2,684	American Airlines Pass-Through Trust, Series 2013-2, Class B (Airlines)	5.60	7/15/20	2,764
739	American Airlines Pass-Through Trust, Class B (Airlines)	5.63	1/15/21	769
4,082	American Axle & Manufacturing, Inc. (Auto Components), Callable 3/15/16 @ 105.00	6.25	3/15/21	4,286
4,079	Amsted Industries, Inc. (Machinery), Callable 3/15/18 @ 103.00 (c)	5.00	3/15/22	4,074
464	Amsted Industries, Inc. (Machinery), Callable 9/15/19 @ 102.69	5.38	9/15/24	461
1,765	Anixter International, Inc. (Electronic Equipment, Instruments & Components)	5.13	10/1/21	1,796
2,169	Audatex North America, Inc. (Software), Callable 6/15/17 @ 103.00 (c)	6.00	6/15/21	2,229
50	Audatex North America, Inc. (Software), Callable 11/1/18 @ 103.06	6.13	11/1/23	51
1,508	B&G Foods, Inc. (Food Products), Callable 6/1/16 @ 103.47	4.63	6/1/21	1,485
247	Basic Energy Services, Inc. (Energy Equipment & Services), Callable 10/15/17 @ 104.00^	7.75	10/15/22	195
1,612	Belo Corp. (Media)	7.25	9/15/27	1,693
200	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 3/15/17 @ 103.00	6.38	9/15/22	156

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,575	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 11/1/15 @ 103.00	6.75	11/1/20	$1,244
6,500	Bill Barrett Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/17 @ 103.50	7.00	10/15/22	5,883
345	BI-LO LLC/BI-LO Finance Corp. (Food & Staples Retailing), Callable 8/10/15 @ 104.63 (c)	9.25	2/15/19	348
2,736	Blue Racer Mid LLC/Finan (Oil, Gas & Consumable Fuels), Callable 11/15/17 @ 104.60 (c)	6.13	11/15/22	2,818
114	Building Materials Corp. of America (Building Products), Callable 11/15/19 @ 102.39 (c)	5.38	11/15/24	112
430	Building Materials Corp. of America (Building Products), Callable 5/1/16 @ 103.00	6.75	5/1/21	448
731	Cable One, Inc. (Media), Callable 6/15/18 @ 102.88 (c)	5.75	6/15/22	740
1,495	Cablevision Systems Corp. (Media)	5.88	9/15/22	1,450
220	Cablevision Systems Corp. (Media)	8.00	4/15/20	239
4,240	Calfrac Holdings LP (Energy Equipment & Services), Callable 12/1/15 @ 104.00 (c)	7.50	12/1/20	3,915
7,055	California Resources Corp. (Oil, Gas & Consumable Fuels), Callable 6/15/21 @ 100.00^	5.50	9/15/21	6,138
3,257	Calpine Corp. (Independent Power and Renewable Electricity Producers), Callable 1/15/17 @ 103.94 (c)	7.88	1/15/23	3,518
3,036	Cardtronics, Inc. (IT Services), Callable 8/1/17 @ 103.84	5.13	8/1/22	2,968
3,399	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/16 @ 103.75	7.50	9/15/20	3,577
1,206	CBRE Services, Inc. (Real Estate Management & Development), Callable 12/15/24 @ 100.00	5.25	3/15/25	1,248
1,475	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 2/15/18 @ 103.00	5.13	2/15/23	1,438
831	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 9/30/17 @ 103.00	5.25	9/30/22	819
1,085	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 3/15/16 @ 104.00	5.25	3/15/21	1,082
3,563	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 5/1/20 @ 102.68 (c)	5.38	5/1/25	3,468
2,420	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 3/1/18 @ 103.00	5.75	9/1/23	2,425
1,259	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 7/15/18 @ 102.88^	5.75	1/15/24	1,265
773	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 1/31/17 @ 103.00	6.63	1/31/22	806
941	CDW LLC/CDW Finance (Trading Companies & Distributors), Callable 3/1/18 @ 103.75	5.00	9/1/23	925
234	CDW LLC/CDW Finance (Trading Companies & Distributors), Callable 8/15/17 @ 104.50	6.00	8/15/22	242
3,614	CenturyLink, Inc. (Diversified Telecommunication Services)	5.63	4/1/20	3,618
2,118	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	2,023
245	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	247
3,120	Cenveo Corp. (Commercial Services & Supplies), Callable 2/1/19 @ 100.00 (c)	6.00	8/1/19	2,934
1,530	Cenveo Corp. (Commercial Services & Supplies), Callable 8/10/15 @ 105.75^	11.50	5/15/17	1,561
5,768	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Media), Callable 9/15/15 @ 105.00 (c)	6.38	9/15/20	5,729
3,012	Chemours Co. (Chemicals), Callable 5/15/20 @ 103.50 (c)	6.63	5/15/23	2,918
1,506	Chemours Co. (Chemicals), Callable 5/15/20 @ 103.50 (c)	7.00	5/15/25	1,461
2,752	Chemtura Corp. (Chemicals), Callable 7/15/16 @ 104.00	5.75	7/15/21	2,793
648	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.00	4.88	4/15/22	562
1,000	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	5.75	3/15/23	905
220	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.13	2/15/21	207
95	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	97
600	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	8/15/20	585
1,415	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	1,380
5,920	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 7/15/16 @ 104.00	7.13	7/15/20	6,272
2,158	CIT Group, Inc. (Banks)	5.00	8/15/22	2,136
115	CIT Group, Inc. (Banks)	5.00	5/15/17	119
1,165	CIT Group, Inc. (Banks)	5.25	3/15/18	1,204
1,760	CIT Group, Inc. (Banks) (c)	6.63	4/1/18	1,868
3,081	Clayton Williams Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 8/10/15 @ 103.88^	7.75	4/1/19	2,927
65	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 12/1/16 @ 102.56	5.13	6/1/21	64

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$40	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 8/1/16 @ 102.63	5.25	8/1/20	$41
4,204	Clear Channel Worldwide Holdings, Inc., Series B (Media), Callable 11/15/17 @ 103.00	6.50	11/15/22	4,377
145	Clear Channel Worldwide Holdings, Inc., Series A (Media), Callable 11/15/17 @ 103.25	6.50	11/15/22	149
406	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/19 @ 103.00	6.38	3/15/24	288
710	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 8/10/15 @ 104.25	8.50	12/15/19	602
1,418	Commercial Metals Co. (Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	1,333
676	Commscope, Inc. (Wireless Telecommunication Services), Callable 6/15/17 @ 102.19 (c)	4.38	6/15/20	683
1,583	Commscope, Inc. (Wireless Telecommunication Services), Callable 6/15/17 @ 102.50 (c)	5.00	6/15/21	1,543
1,698	Consol Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.41	5.88	4/15/22	1,443
3,473	Cott Beverages, Inc. (Consumer Finance), Callable 7/1/17 @ 104.03	5.38	7/1/22	3,369
430	Cott Beverages, Inc. (Consumer Finance), Callable 1/1/17 @ 103.38 (c)	6.75	1/1/20	446
59	Credit Acceptance Corp. (Consumer Finance), Callable 2/15/17 @ 103.06	6.13	2/15/21	59
3,205	Credit Acceptance Corp. (Consumer Finance), Callable 3/15/18 @ 105.53 (c)	7.38	3/15/23	3,309
2,868	Crown Castle International Corp. (Real Estate Investment Trusts)	5.25	1/15/23	2,889
2,000	CTR Partnership LP/CareTrust Capital Corp. (Capital Markets), Callable 6/1/17 @ 102.94	5.88	6/1/21	2,035
1,989	D.R. Horton, Inc. (Household Durables), Callable 12/1/18 @ 100.00	3.75	3/1/19	2,004
799	D.R. Horton, Inc. (Household Durables), Callable 6/15/22 @ 100.00	4.38	9/15/22	775
1,784	Darling Ingredients, Inc. (Food Products), Callable 1/15/17 @ 104.03	5.38	1/15/22	1,784
1,444	DCP Midstream LLC (Oil, Gas & Consumable Fuels) (c)	5.35	3/15/20	1,484
574	DigitalGlobe, Inc. (Aerospace & Defense), Callable 2/1/17 @ 103.00	5.25	2/1/21	562
2,060	DISH DBS Corp. (Media)	5.13	5/1/20	2,083
1,428	DISH DBS Corp. (Media)	5.88	7/15/22	1,399
1,425	DISH DBS Corp. (Media)	6.75	6/1/21	1,486
1,315	DISH DBS Corp. (Media)	7.88	9/1/19	1,458
61	Dynegy, Inc. (Independent Power and Renewable Electricity Producers), Callable 5/1/17 @ 103.38	6.75	11/1/19	63
34	Dynegy, Inc. (Independent Power and Renewable Electricity Producers), Callable 11/1/19 @ 103.81	7.63	11/1/24	36
145	EchoStar DBS Corp. (Media)	7.13	2/1/16	149
2,604	Equinix, Inc. (Internet Software & Services), Callable 4/1/17 @ 102.44	4.88	4/1/20	2,630
581	Equinix, Inc. (Internet Software & Services), Callable 4/1/18 @ 103.00	5.38	4/1/23	581
329	Family Tree Escrow LLC (Machinery), Callable 3/19/17 @ 102.63 (c)	5.25	3/1/20	344
822	Family Tree Escrow LLC (Machinery), Callable 3/1/18 @ 104.31 (c)	5.75	3/1/23	859
3,347	First Cash Financial Services, Inc. (Consumer Finance), Callable 4/1/17 @ 105.06	6.75	4/1/21	3,523
2,281	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/21 @ 100.00	6.25	9/15/21	2,076
900	Frontier Communications Corp. (Diversified Telecommunication Services)	7.13	1/15/23	799
1,758	Frontier Communications Corp. (Diversified Telecommunication Services)	8.13	10/1/18	1,895
4,564	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50	4/15/20	4,771
3,861	FTS International, Inc. (Oil, Gas & Consumable Fuels), Callable 5/1/17 @ 104.69	6.25	5/1/22	2,838
666	Gannett Co., Inc. (Media), Callable 9/15/17 @ 102.44	4.88	9/15/21	661
210	GCI, Inc. (Diversified Telecommunication Services), Callable 6/1/16 @ 103.00	6.75	6/1/21	213
749	General Motors Financial Co. (Consumer Finance)	4.25	5/15/23	758
4,331	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 103.00	5.75	2/15/21	4,277
603	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 5/15/18 @ 104.50	6.00	5/15/23	603
2,655	GenOn Energy, Inc. (Independent Power and Renewable Electricity Producers)	9.50	10/15/18	2,708
40	GenOn Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 10/15/20 @ 104.94	9.88	10/15/20	41
1,425	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	1,706
3,107	Goldman Sachs Group, Inc., Series M (Capital Markets), Callable 5/10/20 @ 100.00, Perpetual Bond (a)(d)	5.37	12/31/49	3,064
1,994	Harland Clarke Holdings Corp. (Commercial Services & Supplies), Callable 3/1/17 @ 103.00 (c)	6.88	3/1/20	1,914

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,032	Harland Clarke Holdings Corp. (Commercial Services & Supplies), Callable 8/1/15 @ 105.00 (c)	9.75	8/1/18	$2,123
3,875	HCA, Inc. (Health Care Providers & Services)	5.38	2/1/25	3,938
1,787	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	1,943
2,555	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	2,855
900	Hilcorp Energy, Inc./Hilcorp Energy Co. (Oil, Gas & Consumable Fuels), Callable 10/1/15 @ 104.00 (c)	7.63	4/15/21	936
4,302	Hornbeck Offshore Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 104.00	5.00	3/1/21	3,700
716	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	6.50	6/15/19	777
1,395	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	7.63	6/15/21	1,535
3,047	Huntsman International LLC (Chemicals), Callable 8/15/20 @ 100.00	4.88	11/15/20	3,040
111	Huntsman International Ltd. (Chemicals), Callable 8/15/22 @ 100.00 (c)	5.13	11/15/22	109
3,093	Ingles Markets, Inc. (Food & Staples Retailing), Callable 6/15/18 @ 103.00	5.75	6/15/23	3,144
1,055	International Lease Finance Corp. (Trading Companies & Distributors)	5.88	4/1/19	1,125
1,321	International Lease Finance Corp. (Trading Companies & Distributors)	5.88	8/15/22	1,427
1,330	International Lease Finance Corp. (Trading Companies & Distributors)	6.25	5/15/19	1,438
90	International Lease Finance Corp. (Diversified Financial Services)	8.25	12/15/20	107
1,000	Iron Mountain, Inc. (Real Estate Investment Trusts), Callable 8/15/17 @ 103.00	5.75	8/15/24	1,001
1,100	J.B. Poindexter & Co., Inc. (Auto Components), Callable 4/1/17 @ 105.00 (c)	9.00	4/1/22	1,177
1,148	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 6/15/20 @ 102.88 (c)	5.75	6/15/25	1,135
3,906	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 8/10/15 @ 105.44 (c)	7.25	6/1/21	4,116
2,622	JMC Steel Group, Inc. (Metals & Mining), Callable 8/10/15 @ 104.13^ (c)	8.25	3/15/18	2,399
1,606	JPMorgan Chase & Co. (Banks), Callable 5/1/20 @ 100.00, Perpetual Bond (a)(d)	5.30	12/31/49	1,594
8,988	Key Energy Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 103.00	6.75	3/1/21	5,303
3,556	Kindred Healthcare, Inc. (Health Care Providers & Services), Callable 4/15/17 @ 104.78	6.38	4/15/22	3,552
2,047	KLX, Inc. (Aerospace & Defense), Callable 12/1/17 @ 104.41 (c)	5.88	12/1/22	2,067
2,956	Lamar Media Corp. (Media), Callable 2/1/17 @ 102.94	5.88	2/1/22	3,059
2,350	Lennar Corp. (Household Durables), Callable 2/28/25 @ 100.00	4.75	5/30/25	2,279
396	Lennar Corp. (Household Durables), Callable 8/15/22 @ 100.00 (a)	4.75	11/15/22	389
2,411	LifePoint Hospitals, Inc. (Health Care Providers & Services), Callable 12/1/16 @ 104.13	5.50	12/1/21	2,489
3,287	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	3,460
4,104	Lin Television Corp. (Media), Callable 1/15/17 @ 103.00	6.38	1/15/21	4,196
7,043	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 8/10/15 @ 104.31	8.63	4/15/20	5,777
64	LKQ Corp. (Distributors), Callable 5/15/18 @ 102.38	4.75	5/15/23	61
470	Lynx I Corp. (Media), Callable 4/15/17 @ 103.00 (c)	5.38	4/15/21	484
986	Markwest Energy Part/Finance (Oil, Gas & Consumable Fuels), Callable 9/1/24 @ 100.00	4.88	12/1/24	964
1,500	Markwest Energy Part/Finance (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 103.63	4.88	6/1/25	1,466
4,475	Martin Midstream Partners LP/Martin Midstream Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 104.00	7.25	2/15/21	4,397
1,178	Masco Corp. (Building Products), Callable 1/1/25 @ 100.00	4.45	4/1/25	1,181
1,812	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	1,957
1,538	MetLife, Inc., Series C (Life & Health Insurance), Callable 6/15/20 @ 100.00, Perpetual Bond (a)(d)	5.25	12/31/49	1,525
6,361	MGM Resorts International (Hotels, Restaurants & Leisure)	5.25	3/31/20	6,409
150	MidContinent Express Pipeline LLC (Oil, Gas & Consumable Fuels)	6.70	9/15/19	163
3,427	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 2/15/17 @ 103.00	6.38	2/15/22	3,653
1,629	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 5/1/16 @ 103.00	6.88	5/1/21	1,721
1,843	Multi-Color Corp. (Commercial Services & Supplies), Callable 12/1/17 @ 104.60 (c)	6.13	12/1/22	1,884
5,023	Navient LLC (Consumer Finance)	6.13	3/25/24	4,809
936	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 2/15/17 @ 102.31	4.63	2/15/21	938
3,482	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 12/15/17 @ 102.94	5.88	12/15/21	3,587
300	Netflix, Inc. (Internet & Catalog Retail) (c)	5.50	2/15/22	310

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,024	Netflix, Inc. (Internet & Catalog Retail)	5.75	3/1/24	$2,080
3,287	Netflix, Inc. (Internet & Catalog Retail) (c)	5.88	2/15/25	3,402
3,214	NGL Energy Partners LP/Finance Co. (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 105.16	6.88	10/15/21	3,343
2,350	Nielsen Finance LLC/Nielsen Finance Co. (Diversified Financial Services), Callable 10/1/16 @ 102.00	4.50	10/1/20	2,338
1,743	Nielsen Finance LLC/Nielsen Finance Co. (Diversified Financial Services), Callable 4/15/17 @ 104.00 (c)	5.00	4/15/22	1,708
634	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 7/15/18 @ 103.12	6.25	7/15/22	644
3,157	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 5/15/16 @ 104.00	7.88	5/15/21	3,362
1,825	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 9/1/15 @ 104.00	8.25	9/1/20	1,912
1,759	Nuance Communications, Inc. (Software), Callable 8/15/16 @ 103.00 (c)	5.38	8/15/20	1,768
1,534	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	4.80	9/1/20	1,549
370	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	6.75	2/1/21	399
3,627	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/17 @ 103.44^	6.88	3/15/22	3,681
115	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 103.44	6.88	1/15/23	114
3,453	Penske Automotive Group (Specialty Retail), Callable 12/1/19 @ 102.69	5.38	12/1/24	3,496
609	PHH Corp. (Diversified Financial Services), Callable 8/15/17 @ 103.00	6.38	8/15/21	598
3,415	PHH Corp. (Diversified Financial Services)	7.38	9/1/19	3,612
1,748	PolyOne Corp. (Chemicals)	5.25	3/15/23	1,731
7,395	Post Holdings, Inc. (Food Products), Callable 2/15/17 @ 103.69	7.38	2/15/22	7,524
2,030	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6.80	3/1/20	2,093
1,440	Quad Graphics, Inc. (Commercial Services & Supplies)	7.00	5/1/22	1,400
1,503	Quicken Loans, Inc. (Diversified Consumer Services), Callable 5/1/20 @ 102.88 (c)	5.75	5/1/25	1,439
200	Quintiles Transnational (Pharmaceuticals), Callable 5/15/18 @ 103.66 (c)	4.88	5/15/23	201
42	Resolute Forest Products (Paper & Forest Products), Callable 5/15/17 @ 104.41	5.88	5/15/23	38
938	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 104.22	5.63	7/15/22	917
1,550	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 5/15/19 @ 102.81 (c)	5.63	11/15/23	1,500
750	RRI Energy, Inc. (Independent Power and Renewable Electricity Producers)	7.88	6/15/17	759
4,717	Sabine Pass Liquefaction (Oil, Gas & Consumable Fuels), Callable 1/1/22 @ 100.00 (c)	5.63	3/1/25	4,670
35	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.25	6.50	11/1/20	36
1,863	Sabre Holdings Corp. (Software), Callable 4/15/18 @ 104.03 (c)	5.38	4/15/23	1,835
1,147	Sanchez Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/15/18 @ 103.06^	6.13	1/15/23	1,027
2,930	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 3/15/16 @ 103.75	7.50	3/15/21	1,282
1,215	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.00	8.13	10/15/22	519
1,680	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 8/10/15 @ 104.38	8.75	1/15/20	907
290	SBA Telecommunications LLC (Wireless Telecommunication Services), Callable 7/15/16 @ 102.88	5.75	7/15/20	301
6,625	Select Medical Corp. (Health Care Providers & Services), Callable 6/1/16 @ 105.00	6.38	6/1/21	6,691
2,341	SemGroup Corp. (Oil, Gas & Consumable Fuels), Callable 6/15/16 @ 106.00	7.50	6/15/21	2,446
72	Service Corp. International (Diversified Consumer Services), Callable 5/15/19 @ 102.69	5.38	5/15/24	75
700	Service Corp. International (Diversified Consumer Services)	8.00	11/15/21	816
11	Seventy Seven Energy, Inc. (Energy Equipment & Services), Callable 7/15/17 @ 104.88	6.50	7/15/22	7
792	Shea Homes LP/Funding Corp. (Real Estate Investment Trusts), Callable 4/1/18 @ 104.41 (c)	5.88	4/1/23	802
792	Shea Homes LP/Funding Corp. (Real Estate Investment Trusts), Callable 6/15/21 @ 100.00 (c)	6.13	4/1/25	798
2,246	Sinclair Television Group, Inc. (Media), Callable 4/1/16 @ 104.00	5.38	4/1/21	2,263
300	Sinclair Television Group, Inc. (Media), Callable 10/1/17 @ 103.00	6.13	10/1/22	308
368	Sinclair Television Group, Inc. (Media), Callable 11/1/16 @ 105.00	6.38	11/1/21	380
1,817	Sirius XM Radio, Inc. (Media), Callable 4/15/20 @ 102.69 (c)	5.38	4/15/25	1,753
1,182	Sirius XM Radio, Inc. (Media), Callable 10/1/16 @ 103.00 (c)	5.88	10/1/20	1,212
619	Sirius XM Radio, Inc. (Media), Callable 7/15/19 @ 103.00 (c)	6.00	7/15/24	625
2,396	SLM Corp. (Consumer Finance)	5.50	1/15/19	2,443

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$130	Sonic Automotive, Inc. (Specialty Retail), Callable 7/15/17 @ 103.50	7.00	7/15/22	$141
1,131	Spectrum Brands, Inc. (Household Products), Callable 7/15/20 @ 102.88 (c)	5.75	7/15/25	1,148
2,525	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	2,576
630	Sprint Corp. (Wireless Telecommunication Services), Callable 11/15/24 @ 100.00	7.63	2/15/25	594
2,687	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	2,455
960	Sprint Nextel Corp. (Wireless Telecommunication Services) (c)	7.00	3/1/20	1,044
590	Sprint Nextel Corp. (Wireless Telecommunication Services)	7.00	8/15/20	586
770	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	907
2,023	Standard Pacific Corp. (Household Durables), Callable 5/15/24 @ 100.00	5.88	11/15/24	2,084
66	Standard Pacific Corp. (Household Durables), Callable 6/15/21 @ 100.00	6.25	12/15/21	70
59	Standard Pacific Corp. (Household Durables)	8.38	1/15/21	68
281	Steel Dynamics, Inc. (Metals & Mining), Callable 10/1/17 @ 102.56	5.13	10/1/21	282
461	Steel Dynamics, Inc. (Metals & Mining), Callable 4/15/18 @ 103.00	5.25	4/15/23	458
1,000	Steel Dynamics, Inc. (Metals & Mining), Callable 8/15/17 @ 103.00	6.38	8/15/22	1,046
1,127	Targa Resources Partners LP (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 103.00	6.38	8/1/22	1,172
300	Taylor Morrison Communities, Inc. (Household Durables), Callable 4/15/16 @ 103.94	5.25	4/15/21	296
1,403	Taylor Morrison Communities, Inc. (Household Durables), Callable 1/15/23 @ 100.00 (c)	5.88	4/15/23	1,389
335	Tenet Healthcare Corp. (Oil, Gas & Consumable Fuels)	4.75	6/1/20	340
6,281	Tenet Healthcare Corp. (Health Care Providers & Services)	6.00	10/1/20	6,697
1,510	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 103.00	5.88	10/1/20	1,552
75	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 104.59	6.13	10/15/21	78
519	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/18 @ 103.13 (c)	6.25	10/15/22	537
2,440	The ADT Corp. (Commercial Services & Supplies)	3.50	7/15/22	2,208
1,703	The ADT Corp. (Commercial Services & Supplies)^	6.25	10/15/21	1,788
7	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 3/15/19 @ 102.75 (a)	3.28	6/1/19	7
61	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 4/15/20 @ 102.75	5.50	4/15/25	58
4,400	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 6/1/21 @ 100.00	7.38	7/1/21	4,828
250	The AES Corp. (Independent Power and Renewable Electricity Producers)	8.00	6/1/20	289
2,196	The Goodyear Tire & Rubber Co. (Auto Components), Callable 3/1/16 @ 104.88	6.50	3/1/21	2,325
3,300	The Goodyear Tire & Rubber Co. (Auto Components)	8.75	8/15/20	3,944
1,264	The Men’s Wearhouse, Inc. (Specialty Retail), Callable 7/1/17 @ 105.25	7.00	7/1/22	1,352
1,582	The Ryland Group, Inc. (Household Durables)	5.38	10/1/22	1,598
713	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 9/1/18 @ 103.00	6.00	3/1/23	730
692	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/18 @ 103.00	6.13	1/15/22	714
2,633	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/1/17 @ 103.00	6.25	4/1/21	2,699
4,806	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/28/16 @ 103.27	6.54	4/28/20	5,032
1,605	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/1/18 @ 103.00	6.63	4/1/23	1,667
162	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/28/18 @ 103.00	6.84	4/28/23	170
2,081	Toll Brothers Finance Corp. (Household Durables)	5.88	2/15/22	2,232
1,523	Tribune Media Co. (Media), Callable 7/15/18 @ 102.94 (c)	5.88	7/15/22	1,534
916	United Airlines Pass Through Trust, Class B (Airlines)	4.63	9/3/22	923
1,218	United Rentals NA, Inc. (Commercial Services & Supplies), Callable 7/15/18 @ 103.47	4.63	7/15/23	1,194
177	United Rentals NA, Inc. (Commercial Services & Supplies), Callable 5/15/19 @ 102.88	5.75	11/15/24	174
2,620	United Rentals NA, Inc. (Trading Companies & Distributors), Callable 4/15/17 @ 104.00	7.63	4/15/22	2,835
3,325	Universal Hospital Services, Inc. (Health Care Providers & Services), Callable 8/15/15 @ 106.00	7.63	8/15/20	3,076
167	Univision Communications, Inc. (Media), Callable 5/15/18 @ 102.56 (c)	5.13	5/15/23	162
209	Univision Communications, Inc. (Media), Callable 2/15/20 @ 102.56 (c)	5.13	2/15/25	202
5,729	URS Corp. (Construction & Engineering), Callable 1/1/22 @ 100.00	5.00	4/1/22	5,514

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,038	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 10/15/16 @ 103.00 (c)	6.38	10/15/20	$1,093
3,828	ViaSat, Inc. (Communications Equipment), Callable 6/15/16 @ 103.00	6.88	6/15/20	4,039
3,010	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	3,462
2,452	West Corp. (Commercial Services & Supplies), Callable 7/15/17 @ 104.00 (c)	5.38	7/15/22	2,294
2,210	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/18 @ 100.00	5.00	3/15/19	2,166
3,781	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/20 @ 100.00	5.75	3/15/21	3,721
170	Windstream Corp. (Diversified Telecommunication Services), Callable 2/1/18 @ 103.00	6.38	8/1/23	138
533	Windstream Corp. (Diversified Telecommunication Services), Callable 4/1/16 @ 104.00	7.50	4/1/23	465
655	Windstream Corp. (Diversified Telecommunication Services), Callable 6/1/17 @ 104.00	7.50	6/1/22	576
600	Windstream Corp. (Diversified Telecommunication Services), Callable 10/15/15 @ 104.00	7.75	10/15/20	587
3,250	Windstream Corp. (Diversified Telecommunication Services)	7.88	11/1/17	3,453
1,416	ZF North Amercia Capital (Auto Components) (c)	4.50	4/29/22	1,387
1,596	ZF North Amercia Capital (Auto Components) (c)	4.75	4/29/25	1,545

	Total Corporate Bonds			487,967

	Yankee Dollars — 15.67%
1,547	1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 10/1/17 @ 102.31 (c)	4.63	1/15/22	1,524
28	Aercap Ireland Capital Ltd./AerCap Global Aviation Trust (Diversified Financial Services)	4.63	7/1/22	28
298	Aercap Ireland Capital Ltd./AerCap Global Aviation Trust (Diversified Financial Services)	5.00	10/1/21	307
1,882	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Diversified Financial Services) (c)	3.75	5/15/19	1,861
2,294	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Diversified Financial Services) (c)	4.50	5/15/21	2,305
292	Aircastle Ltd. (Trading Companies & Distributors)	6.25	12/1/19	316
865	Aircastle Ltd. (Trading Companies & Distributors)	7.63	4/15/20	979
1,940	Albea Beauty Holdings SA (Containers & Packaging), Callable 11/1/15 @ 106.00 (c)	8.38	11/1/19	2,076
4,700	Altice Financing SA (Consumer Finance), Callable 4/1/16 @ 103.75 (c)	6.63	2/15/23	4,666
1,884	Arcelormittal (Metals & Mining)	7.00	2/25/22	2,030
3,721	ArcelorMittal (Metals & Mining)	6.00	8/5/20	3,888
100	ArcelorMittal (Metals & Mining)	6.13	6/1/18	107
1,971	Barry Callebaut Services NV (Food Products) (c)	5.50	6/15/23	2,099
786	Baytex Energy Corp. (Oil, Gas & Consumable Fuels), Callable 6/1/17 @ 103.00 (c)	5.13	6/1/21	737
1,180	Bombardier, Inc. (Aerospace & Defense) (c)	5.75	3/15/22	1,050
172	Bombardier, Inc. (Aerospace & Defense) (c)	6.13	1/15/23	153
1,389	Bombardier, Inc. (Aerospace & Defense), Callable 3/15/20 @ 103.75 (c)	7.50	3/15/25	1,260
358	Cascades, Inc. (Containers & Packaging), Callable 7/15/17 @ 104.13	5.50	7/15/22	346
1,800	Cascades, Inc. (Containers & Packaging), Callable 7/15/18 @ 104.31 (c)	5.75	7/15/23	1,742
3,323	Cimpress NV (Internet Software & Services), Callable 4/1/18 @ 105.25 (c)	7.00	4/1/22	3,414
2,207	Cogeco Cable, Inc. (Media), Callable 5/1/16 @ 104.00 (c)	4.88	5/1/20	2,240
6,102	Drill Rigs Holdings, Inc. (Energy Equipment & Services), Callable 10/1/15 @ 103.00 (c)	6.50	10/1/17	5,355
6,109	First Quantum Minerals Ltd. (Metals & Mining), Callable 2/15/18 @ 103.50 (c)	7.00	2/15/21	5,841
73	First Quantum Minerals Ltd. (Metals & Mining), Callable 10/15/15 @ 105.44	7.25	10/15/19	73
1,439	First Quantum Minerals Ltd. (Metals & Mining), Callable 5/15/17 @ 105.00 (c)	7.25	5/15/22	1,376
531	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 4/1/17 @ 103.44^ (c)	6.88	4/1/22	372
1,045	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 11/1/15 @ 104.00^ (c)	8.25	11/1/19	882
325	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 3/1/18 @ 109.75 (c)	9.75	3/1/22	336
2,596	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/16 @ 105.00 (c)	6.75	7/15/21	2,680
2,314	Grifols Worldwide Operations Ltd. (Biotechnology), Callable 4/1/17 @ 103.94	5.25	4/1/22	2,320
3,663	HudBay Minerals, Inc. (Metals & Mining), Callable 10/1/16 @ 105.00	9.50	10/1/20	3,883
1,090	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 8/1/18 @ 102.75	5.50	8/1/23	965
3,206	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 10/15/15 @ 103.63	7.25	10/15/20	3,170

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$2,810	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 4/1/16 @ 103.75	7.50	4/1/21	$2,778
3,440	Intergen NV (Electric Utilities), Callable 6/30/18 @ 103.50 (c)	7.00	6/30/23	3,062
1,126	International Game Technology (Hotels, Restaurants & Leisure), Callable 11/15/19 @ 100.00	5.63	2/15/20	1,101
644	International Game Technology (Hotels, Restaurants & Leisure), Callable 8/15/21 @ 100.00	6.25	2/15/22	615
3,259	Lundin Mining Corp. (Metals & Mining), Callable 11/1/17 @ 103.75 (c)	7.50	11/1/20	3,512
905	Lundin Mining Corp. (Metals & Mining), Callable 11/1/18 @ 103.94 (c)	7.88	11/1/22	968
796	Mallinckrodt Finance/SB (Pharmaceuticals), Callable 4/15/20 @ 102.75 (c)	5.50	4/15/25	772
4,191	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/30/17 @ 103.00 (c)	6.38	1/30/23	3,876
751	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 8/10/15 @ 104.88 (c)	6.50	3/15/21	723
3,573	Navios Maritime Holdings, Inc. (Marine), Callable 1/15/17 @ 106.00 (c)	7.38	1/15/22	3,095
1,093	NCL Corp. Ltd. (Hotels, Restaurants & Leisure), Callable 11/15/16 @ 102.63 (c)	5.25	11/15/19	1,119
1,279	Norbord, Inc. (Paper & Forest Products) (c)	5.38	12/1/20	1,272
176	Norbord, Inc. (Paper & Forest Products) (c)	6.25	4/15/23	179
2,337	Northern Blizzard Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 105.00 (c)	7.25	2/1/22	2,232
1,555	Novelis, Inc. (Metals & Mining), Callable 8/10/15 @ 104.19	8.38	12/15/17	1,611
3,145	NXP BV/NXP Funding LLC (Technology Hardware, Storage & Peripherals) (c)	4.13	6/15/20	3,169
4,870	Pacific Drilling SA (Energy Equipment & Services), Callable 6/1/16 @ 104.00 (c)	5.38	6/1/20	3,689
2,521	Pacific Drilling V Ltd. (Energy Equipment & Services), Callable 12/1/15 @ 104.00 (c)	7.25	12/1/17	2,168
3,405	Quebecor Media, Inc. (Media)	5.75	1/15/23	3,397
1,672	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	5.25	11/15/22	1,729
1,782	SoftBank Corp. (Wireless Telecommunication Services) (c)	4.50	4/15/20	1,789
2,158	Stena AB (Marine) (c)	7.00	2/1/24	2,082
2,836	Telecom Italia Capital (Diversified Telecommunication Services)	7.00	6/4/18	3,123
3,220	The Nielsen Co. (Luxembourg) Sarl (Diversified Financial Services), Callable 10/1/16 @ 104.00 (c)	5.50	10/1/21	3,252
3,751	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.00 (c)	6.00	11/1/20	3,399
794	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 105.00 (c)	6.25	4/15/22	703
1,098	UPCB Finance IV Ltd. (Media) (c)	5.38	1/15/25	1,048
3,461	UPCB Finance V Ltd. (Media), Callable 11/15/16 @ 103.63 (c)	7.25	11/15/21	3,739
1,102	UPCB Finance VI Ltd. (Media), Callable 1/15/17 @ 103.44 (c)	6.88	1/15/22	1,173
951	Valeant Pharmaceuticals (Pharmaceuticals), Callable 3/1/18 @ 102.75 (c)	5.50	3/1/23	961
836	Videotron Ltee (Media)	5.00	7/15/22	834
3,430	VPII Escrow Corp. (Pharmaceuticals), Callable 8/15/15 @ 105.00 (c)	6.75	8/15/18	3,597

	Total Yankee Dollars			127,148

	Preferred Stock — 0.02%
7,070	GMAC Capital Trust I, Series 2 (Consumer Finance) Callable 2/15/16 @ 25.00			184

	Total Preferred Stock			184

	Time Deposit — 0.67%
$5,430	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	7/1/15	5,430

	Total Time Deposit			5,430

	Mutual Funds — 13.46%
440,900	BlackRock Corporate High Yield Fund, Inc.			4,758
1,382,677	BlackRock Debt Strategies Fund, Inc.			5,006
684,714	Credit Suisse Asset Management Income Fund, Inc.			2,191
282,052	Deutsche High Income Opportunities Fund, Inc.			4,118
187,570	Deutsche High Income Trust			1,598
58,432,535	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (e)	0.00		58,433
296,898	First Trust High Income Long/Short Fund			4,643
169,526	Ivy High Income Opportunity Fund			2,533
267,646	MFS Intermediate High Income Fund			712
386,608	Neuberger Berman High Yield Strategies Fund, Inc.			4,554

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds (continued)
541,547	New America High Income Fund, Inc.			$4,749
3,516,070	SSgA Treasury Money Market Fund (e)	0.00		3,516
989,551	SSgA U.S. Government Money Market Fund (e)	0.00		990
429,009	Wells Fargo Advantage Income Opportunities Fund			3,548
844,538	Western Asset High Income Opportunity Fund, Inc.			4,349
719,690	Western Asset Managed High Income Fund, Inc.			3,555

	Total Mutual Funds			109,253

	Repurchase Agreement — 1.41%
$11,406	Jefferies LLC (Purchased on 6/30/15, proceeds at maturity $11,406,176 collateralized by U.S. Treasury Obligations, 0.00% – 3.28%, 8/15/15 – 8/15/44 fair value $11,634,226)^^	0.23	07/01/2015	11,406

	Total Repurchase Agreement			11,406

	Total Investments (cost $816,915) — 98.60%			800,201
	Other assets in excess of liabilities — 1.40%			11,359

	Net Assets — 100.00%			$811,560

^	All or part of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $17,715 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(a)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2015.

(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2015.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate until the bond insurance is terminated.

(e)	The rate disclosed is the rate in effect on June 30, 2015.

ULC—Unlimited Liability Co.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — June 30, 2015

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Fixed Income Opportunity Portfolio	City of London Investment Management Company	Fort Washington Investment Advisors, Inc.	Parametric Portfolio Associates, LLC	Western Asset Management Company	HC Capital Solutions	Total
Asset Backed Security	—	—	—	0.66%	—	0.66%
Collateralized Mortgage Obligations	—	—	—	6.59%	—	6.59%
Corporate Bonds	—	60.12%	—	—	—	60.12%
Yankee Dollars	—	15.67%	—	—	—	15.67%
Preferred Stock	—	0.02%	—	—	—	0.02%
Time Deposits	—	0.67%	—	—	—	0.67%
Mutual Funds	5.83%	—	—	0.38%	7.25%	13.46%
Repurchase Agreement	—	1.41%	—	—	—	1.41%
Other Assets (Liablities)	0.01%	-0.21%	1.44%	0.14%	0.02%	1.40%

Total Net Assets	5.84%	77.68%	1.44%	7.77%	7.27%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of June 30, 2015.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(154)	10-Year U.S. Treasury Note Future	$(19,430)	9/21/15	$56
142	5-Year U.S. Treasury Note Future	16,935	9/30/15	(22)
(37)	Euro FX Currency Future	(5,160)	9/14/15	(11)
(26)	Euro-Bund Future	(4,405)	9/8/15	(46)

	Net Unrealized Appreciation/(Depreciation)			$(23)

Amounts designated as “—” are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for Futures Contracts held by the Portfolio.

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 06/30/15 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
2,976,118	Euro	Citibank	7/16/15	$3,154	$3,318	$(164)

	Total Currencies Sold			$3,154	$3,318	$(164)

	Net Unrealized/Appreciation(Depreciation)					$(164)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 7.63%
$350	Fannie Mae	0.88	12/20/17	$350
100	Fannie Mae, Callable 9/27/15 @ 100.00	0.88	12/27/17	100
200	Fannie Mae	0.88	5/21/18	199
385	Fannie Mae	0.88	10/26/17	385
300	Fannie Mae	0.88	8/28/17	301
300	Fannie Mae, Series 0001, Callable 7/30/15 @ 100.00	1.00	4/30/18	298
50	Fannie Mae, Callable 8/15/15 @ 100.00	1.00	2/15/18	50
300	Fannie Mae, Callable 9/28/15 @ 100.00	1.00	12/28/17	299
125	Fannie Mae, Callable 7/28/16 @ 100.00	1.07	7/28/17	125
500	Fannie Mae, Callable 10/30/15 @ 100.00	1.13	4/30/18	499
75	Fannie Mae, Callable 9/28/15 @ 100.00	1.13	3/28/18	75
250	Fannie Mae, Callable 8/28/15 @ 100.00	1.15	2/28/18	250
400	Fannie Mae	1.25	1/30/17	404
350	Fannie Mae	1.25	9/28/16	353
150	Fannie Mae, Callable 7/29/15 @ 100.00	1.55	10/29/19	149
200	Fannie Mae	1.75	11/26/19	201
350	Fannie Mae	1.88	9/18/18	358
100	Fannie Mae, Callable 8/22/15 @ 100.00	2.50	2/22/23	96
500	Fannie Mae	2.63	9/6/24	500
430	Fannie Mae (a)	2.86	10/9/19	393
260	Fannie Mae	5.00	2/13/17	278
400	Fannie Mae	5.25	9/15/16	423
200	Fannie Mae	5.38	6/12/17	218
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	156
85	Fannie Mae	6.21	8/6/38	121
95	Fannie Mae	6.25	5/15/29	130
160	Fannie Mae	6.63	11/15/30	226
180	Fannie Mae	7.25	5/15/30	268
150	Federal Farm Credit Bank, Callable 7/20/15 @ 100.00	0.54	11/7/16	150
250	Federal Farm Credit Bank	1.13	12/18/17	251
250	Federal Farm Credit Bank	5.13	8/25/16	263
600	Federal Home Loan Bank, Series 3823	0.50	9/28/16	600
250	Federal Home Loan Bank	0.63	11/23/16	250
200	Federal Home Loan Bank, Series 1	0.88	5/24/17	201
500	Federal Home Loan Bank, Series 1	1.00	6/21/17	503
200	Federal Home Loan Bank	1.25	6/8/18	201
200	Federal Home Loan Bank, Callable 8/28/15 @ 100.00	1.50	2/28/17	200
500	Federal Home Loan Bank	1.63	12/9/16	508
200	Federal Home Loan Bank	1.75	12/14/18	203
400	Federal Home Loan Bank	2.00	9/14/18	409
300	Federal Home Loan Bank	2.13	3/10/23	293
160	Federal Home Loan Bank	2.88	9/11/20	168
200	Federal Home Loan Bank	4.13	3/13/20	222
550	Federal Home Loan Bank	4.75	12/16/16	583
250	Federal Home Loan Bank, Series 1069	5.00	11/17/17	274
180	Federal Home Loan Bank	5.25	12/11/20	212
65	Federal Home Loan Bank	5.50	7/15/36	84
200	Freddie Mac	0.42	9/18/15	200
450	Freddie Mac	0.75	1/12/18	448
500	Freddie Mac	0.88	10/14/16	503
400	Freddie Mac	0.88	2/22/17	402
300	Freddie Mac	0.88	3/7/18	299
500	Freddie Mac	1.00	3/8/17	503
500	Freddie Mac	1.00	9/29/17	501

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$125	Freddie Mac, Callable 7/30/15 @ 100.00	1.02	4/30/18	$124
245	Freddie Mac	1.20	6/12/18	244
100	Freddie Mac	1.25	10/2/19	99
200	Freddie Mac	1.25	8/1/19	198
200	Freddie Mac	1.38	5/1/20	197
250	Freddie Mac	1.40	8/22/19	249
450	Freddie Mac	1.75	5/30/19	455
300	Freddie Mac	2.00	8/25/16	305
450	Freddie Mac	2.38	1/13/22	456
100	Freddie Mac, Callable 10/17/15 @ 100.00	2.50	4/17/23	98
600	Freddie Mac	4.88	6/13/18	666
250	Freddie Mac	6.25	7/15/32	347
80	Freddie Mac	6.75	3/15/31	115
310	Tennessee Valley Authority	4.70	7/15/33	351
135	Tennessee Valley Authority	5.25	9/15/39	164
100	Tennessee Valley Authority	5.50	7/18/17	109
190	Tennessee Valley Authority	6.15	1/15/38	258

	Total U.S. Government Agency Securities			20,071

	Corporate Bond — 0.10%
250	Private Export Funding Corp. (Diversified Financial Services)	4.38	3/15/19	275

	Total Corporate Bond			275

	U.S. Treasury Obligations — 87.64%
600	U.S. Treasury Bond	1.00	8/31/19	590
2,075	U.S. Treasury Bond	2.50	2/15/45	1,825
1,171	U.S. Treasury Bond	2.75	11/15/42	1,089
837	U.S. Treasury Bond	2.75	8/15/42	779
1,416	U.S. Treasury Bond	2.88	5/15/43	1,349
660	U.S. Treasury Bond	3.00	5/15/45	647
439	U.S. Treasury Bond	3.00	5/15/42	430
1,815	U.S. Treasury Bond	3.00	11/15/44	1,775
666	U.S. Treasury Bond	3.13	11/15/41	671
1,560	U.S. Treasury Bond	3.13	8/15/44	1,563
500	U.S. Treasury Bond	3.13	5/15/21	535
1,000	U.S. Treasury Bond	3.13	2/15/42	1,005
1,147	U.S. Treasury Bond	3.13	2/15/43	1,149
1,405	U.S. Treasury Bond	3.38	5/15/44	1,476
400	U.S. Treasury Bond	3.50	2/15/39	431
1,280	U.S. Treasury Bond	3.63	2/15/44	1,407
900	U.S. Treasury Bond	3.63	8/15/43	990
630	U.S. Treasury Bond	3.75	8/15/41	707
1,245	U.S. Treasury Bond	3.75	11/15/43	1,400
185	U.S. Treasury Bond	3.88	8/15/40	211
690	U.S. Treasury Bond	4.25	11/15/40	835
363	U.S. Treasury Bond	4.38	5/15/40	447
846	U.S. Treasury Bond	4.38	5/15/41	1,046
455	U.S. Treasury Bond	4.38	2/15/38	560
682	U.S. Treasury Bond	4.38	11/15/39	839
400	U.S. Treasury Bond	4.50	2/15/36	503
400	U.S. Treasury Bond	4.50	8/15/39	501
673	U.S. Treasury Bond	4.63	2/15/40	858
410	U.S. Treasury Bond	4.75	2/15/37	531
775	U.S. Treasury Bond	4.75	2/15/41	1,009
230	U.S. Treasury Bond	5.25	2/15/29	300

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$282	U.S. Treasury Bond	5.25	11/15/28	$368
359	U.S. Treasury Bond	5.38	2/15/31	483
485	U.S. Treasury Bond	6.00	2/15/26	651
235	U.S. Treasury Bond	6.13	11/15/27	326
150	U.S. Treasury Bond	6.13	8/15/29	212
465	U.S. Treasury Bond	6.25	5/15/30	671
122	U.S. Treasury Bond	6.25	8/15/23	159
400	U.S. Treasury Bond	6.38	8/15/27	564
368	U.S. Treasury Bond	6.50	11/15/26	518
350	U.S. Treasury Bond	6.88	8/15/25	495
500	U.S. Treasury Bond	7.13	2/15/23	678
300	U.S. Treasury Bond	7.25	8/15/22	405
570	U.S. Treasury Bond	7.50	11/15/24	824
400	U.S. Treasury Bond	7.50	11/15/16	439
7	U.S. Treasury Bond	7.88	2/15/21	9
700	U.S. Treasury Bond	8.00	11/15/21	956
110	U.S. Treasury Bond	8.13	8/15/21	150
350	U.S. Treasury Bond	8.13	8/15/19	445
400	U.S. Treasury Bond	8.75	8/15/20	540
620	U.S. Treasury Bond	8.75	5/15/17	714
980	U.S. Treasury Note	0.38	10/31/16	979
870	U.S. Treasury Note	0.50	8/31/16	871
1,315	U.S. Treasury Note	0.50	4/30/17	1,313
935	U.S. Treasury Note	0.50	9/30/16	936
970	U.S. Treasury Note	0.50	11/30/16	971
1,050	U.S. Treasury Note	0.50	7/31/16	1,052
800	U.S. Treasury Note	0.50	1/31/17	800
1,520	U.S. Treasury Note	0.50	2/28/17	1,519
820	U.S. Treasury Note	0.50	3/31/17	819
1,000	U.S. Treasury Note	0.50	7/31/17	996
1,100	U.S. Treasury Note	0.63	10/15/16	1,103
1,000	U.S. Treasury Note	0.63	12/31/16	1,002
1,440	U.S. Treasury Note	0.63	9/30/17	1,436
1,120	U.S. Treasury Note	0.63	12/15/16	1,122
930	U.S. Treasury Note	0.63	6/30/17	930
800	U.S. Treasury Note	0.63	4/30/18	793
1,300	U.S. Treasury Note	0.63	8/15/16	1,304
1,000	U.S. Treasury Note	0.63	2/15/17	1,001
925	U.S. Treasury Note	0.63	11/15/16	927
250	U.S. Treasury Note	0.63	7/15/16	251
2,500	U.S. Treasury Note	0.63	5/31/17	2,499
575	U.S. Treasury Note	0.63	8/31/17	574
1,780	U.S. Treasury Note	0.63	11/30/17	1,772
1,150	U.S. Treasury Note	0.75	2/28/18	1,145
1,600	U.S. Treasury Note	0.75	10/31/17	1,599
1,200	U.S. Treasury Note	0.75	6/30/17	1,202
513	U.S. Treasury Note	0.75	3/31/18	510
1,100	U.S. Treasury Note	0.75	1/15/17	1,104
755	U.S. Treasury Note	0.75	4/15/18	751
1,046	U.S. Treasury Note	0.75	3/15/17	1,050
1,236	U.S. Treasury Note	0.75	12/31/17	1,233
895	U.S. Treasury Note	0.88	7/15/17	899
830	U.S. Treasury Note	0.88	6/15/17	834
1,690	U.S. Treasury Note	0.88	12/31/16	1,700

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,022	U.S. Treasury Note	0.88	11/30/16	$1,028
799	U.S. Treasury Note	0.88	1/31/18	799
680	U.S. Treasury Note	0.88	4/15/17	684
1,475	U.S. Treasury Note	0.88	11/15/17	1,478
495	U.S. Treasury Note	0.88	8/15/17	497
1,440	U.S. Treasury Note	0.88	5/15/17	1,447
380	U.S. Treasury Note	0.88	7/31/19	372
1,092	U.S. Treasury Note	0.88	4/30/17	1,098
1,305	U.S. Treasury Note	0.88	10/15/17	1,308
1,000	U.S. Treasury Note	0.88	1/31/17	1,006
655	U.S. Treasury Note	0.88	2/28/17	659
1,281	U.S. Treasury Note	0.88	9/15/16	1,288
740	U.S. Treasury Note	0.88	1/15/18	740
1,210	U.S. Treasury Note	1.00	9/15/17	1,217
927	U.S. Treasury Note	1.00	9/30/16	934
1,000	U.S. Treasury Note	1.00	5/31/18	1,000
1,600	U.S. Treasury Note	1.00	8/31/16	1,612
1,200	U.S. Treasury Note	1.00	3/31/17	1,209
800	U.S. Treasury Note	1.00	5/15/18	801
416	U.S. Treasury Note	1.00	9/30/19	408
1,165	U.S. Treasury Note	1.00	10/31/16	1,174
755	U.S. Treasury Note	1.00	3/15/18	757
700	U.S. Treasury Note	1.00	6/30/19	690
515	U.S. Treasury Note	1.00	11/30/19	504
700	U.S. Treasury Note	1.00	2/15/18	702
860	U.S. Treasury Note	1.00	12/15/17	864
550	U.S. Treasury Note	1.13	3/31/20	538
975	U.S. Treasury Note	1.13	12/31/19	958
855	U.S. Treasury Note	1.13	6/15/18	858
600	U.S. Treasury Note	1.13	5/31/19	595
300	U.S. Treasury Note	1.13	4/30/20	293
490	U.S. Treasury Note	1.25	2/29/20	483
1,195	U.S. Treasury Note	1.25	10/31/18	1,199
475	U.S. Treasury Note	1.25	10/31/19	471
300	U.S. Treasury Note	1.25	4/30/19	299
835	U.S. Treasury Note	1.25	1/31/19	835
1,075	U.S. Treasury Note	1.25	1/31/20	1,061
1,150	U.S. Treasury Note	1.25	11/30/18	1,153
500	U.S. Treasury Note	1.38	1/31/20	496
1,340	U.S. Treasury Note	1.38	4/30/20	1,325
1,105	U.S. Treasury Note	1.38	3/31/20	1,094
657	U.S. Treasury Note	1.38	6/30/18	664
1,600	U.S. Treasury Note	1.38	9/30/18	1,613
1,510	U.S. Treasury Note	1.38	5/31/20	1,492
900	U.S. Treasury Note	1.38	2/29/20	892
800	U.S. Treasury Note	1.38	7/31/18	808
493	U.S. Treasury Note	1.38	12/31/18	496
668	U.S. Treasury Note	1.38	2/28/19	670
585	U.S. Treasury Note	1.38	11/30/18	590
1,210	U.S. Treasury Note	1.50	11/30/19	1,210
1,340	U.S. Treasury Note	1.50	12/31/18	1,353
1,176	U.S. Treasury Note	1.50	2/28/19	1,186
1,250	U.S. Treasury Note	1.50	10/31/19	1,251
1,895	U.S. Treasury Note	1.50	5/31/20	1,884

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,414	U.S. Treasury Note	1.50	7/31/16	$1,431
890	U.S. Treasury Note	1.50	1/31/22	862
1,233	U.S. Treasury Note	1.50	1/31/19	1,244
1,600	U.S. Treasury Note	1.50	8/31/18	1,621
1,135	U.S. Treasury Note	1.50	5/31/19	1,141
500	U.S. Treasury Note	1.50	3/31/19	504
1,230	U.S. Treasury Note	1.63	4/30/19	1,244
1,160	U.S. Treasury Note	1.63	6/30/19	1,171
1,160	U.S. Treasury Note	1.63	7/31/19	1,170
1,250	U.S. Treasury Note	1.63	6/30/20	1,250
570	U.S. Treasury Note	1.63	8/15/22	553
1,220	U.S. Treasury Note	1.63	3/31/19	1,235
1,257	U.S. Treasury Note	1.63	11/15/22	1,215
1,360	U.S. Treasury Note	1.63	8/31/19	1,371
1,205	U.S. Treasury Note	1.63	12/31/19	1,210
640	U.S. Treasury Note	1.75	10/31/18	653
1,140	U.S. Treasury Note	1.75	5/15/22	1,118
1,165	U.S. Treasury Note	1.75	3/31/22	1,144
910	U.S. Treasury Note	1.75	4/30/22	893
1,698	U.S. Treasury Note	1.75	5/15/23	1,642
1,215	U.S. Treasury Note	1.75	10/31/20	1,216
1,420	U.S. Treasury Note	1.75	9/30/19	1,437
950	U.S. Treasury Note	1.75	2/28/22	933
1,000	U.S. Treasury Note	1.88	8/31/17	1,025
920	U.S. Treasury Note	1.88	6/30/20	931
1,100	U.S. Treasury Note	1.88	10/31/17	1,128
816	U.S. Treasury Note	1.88	9/30/17	837
965	U.S. Treasury Note	1.88	5/31/22	954
1,000	U.S. Treasury Note	1.88	11/30/21	994
766	U.S. Treasury Note	2.00	2/28/21	773
870	U.S. Treasury Note	2.00	8/31/21	873
2,425	U.S. Treasury Note	2.00	2/15/25	2,355
950	U.S. Treasury Note	2.00	11/30/20	962
1,160	U.S. Treasury Note	2.00	7/31/20	1,179
1,538	U.S. Treasury Note	2.00	2/15/23	1,521
980	U.S. Treasury Note	2.00	10/31/21	982
1,043	U.S. Treasury Note	2.00	2/15/22	1,043
1,500	U.S. Treasury Note	2.00	11/15/21	1,503
800	U.S. Treasury Note	2.00	9/30/20	812
940	U.S. Treasury Note	2.00	5/31/21	946
1,035	U.S. Treasury Note	2.13	6/30/22	1,039
1,265	U.S. Treasury Note	2.13	5/15/25	1,242
1,265	U.S. Treasury Note	2.13	8/31/20	1,292
960	U.S. Treasury Note	2.13	6/30/21	972
935	U.S. Treasury Note	2.13	9/30/21	944
1,000	U.S. Treasury Note	2.13	12/31/21	1,008
1,000	U.S. Treasury Note	2.13	1/31/21	1,017
1,500	U.S. Treasury Note	2.13	8/15/21	1,517
500	U.S. Treasury Note	2.25	7/31/18	518
1,065	U.S. Treasury Note	2.25	7/31/21	1,085
850	U.S. Treasury Note	2.25	4/30/21	868
374	U.S. Treasury Note	2.25	11/30/17	387
1,510	U.S. Treasury Note	2.25	3/31/21	1,543
2,655	U.S. Treasury Note	2.25	11/15/24	2,638

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$2,120	U.S. Treasury Note	2.38	8/15/24	$2,130
450	U.S. Treasury Note	2.38	6/30/18	468
970	U.S. Treasury Note	2.38	7/31/17	1,004
700	U.S. Treasury Note	2.38	12/31/20	722
200	U.S. Treasury Note	2.38	5/31/18	208
1,290	U.S. Treasury Note	2.50	8/15/23	1,318
750	U.S. Treasury Note	2.50	6/30/17	778
1,890	U.S. Treasury Note	2.50	5/15/24	1,921
406	U.S. Treasury Note	2.63	1/31/18	424
2,053	U.S. Treasury Note	2.63	11/15/20	2,143
550	U.S. Treasury Note	2.63	4/30/18	576
1,277	U.S. Treasury Note	2.63	8/15/20	1,335
1,029	U.S. Treasury Note	2.75	2/15/19	1,084
1,937	U.S. Treasury Note	2.75	11/15/23	2,013
648	U.S. Treasury Note	2.75	12/31/17	679
300	U.S. Treasury Note	2.75	2/28/18	315
1,000	U.S. Treasury Note	2.75	11/30/16	1,032
800	U.S. Treasury Note	2.75	5/31/17	833
1,915	U.S. Treasury Note	2.75	2/15/24	1,987
400	U.S. Treasury Note	2.88	3/31/18	421
1,015	U.S. Treasury Note	3.00	9/30/16	1,048
900	U.S. Treasury Note	3.00	2/28/17	937
767	U.S. Treasury Note	3.00	8/31/16	790
482	U.S. Treasury Note	3.13	4/30/17	504
1,230	U.S. Treasury Note	3.13	5/15/19	1,313
1,000	U.S. Treasury Note	3.13	10/31/16	1,036
1,035	U.S. Treasury Note	3.13	1/31/17	1,078
1,042	U.S. Treasury Note	3.25	12/31/16	1,085
349	U.S. Treasury Note	3.25	7/31/16	360
710	U.S. Treasury Note	3.25	3/31/17	743
1,082	U.S. Treasury Note	3.38	11/15/19	1,168
799	U.S. Treasury Note	3.50	2/15/18	853
1,325	U.S. Treasury Note	3.50	5/15/20	1,441
1,000	U.S. Treasury Note	3.63	8/15/19	1,089
1,652	U.S. Treasury Note	3.63	2/15/21	1,812
1,260	U.S. Treasury Note	3.63	2/15/20	1,376
1,000	U.S. Treasury Note	3.75	11/15/18	1,086
665	U.S. Treasury Note	3.88	5/15/18	720
300	U.S. Treasury Note	4.00	8/15/18	328
400	U.S. Treasury Note	4.25	5/15/39	483
500	U.S. Treasury Note	4.25	11/15/17	541
648	U.S. Treasury Note	4.50	5/15/17	695
500	U.S. Treasury Note	4.63	11/15/16	529
580	U.S. Treasury Note	4.63	2/15/17	618
800	U.S. Treasury Note	4.75	8/15/17	869
850	U.S. Treasury Note	4.88	8/15/16	893
313	U.S. Treasury Note	5.50	8/15/28	416

	Total U.S. Treasury Obligations			230,453

	Yankee Dollar — 0.05%
115	AID-Israel (Sovereign Bond)	5.50	9/18/23	139

	Total Yankee Dollar			139

	Time Deposit — 0.33%
872	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	7/1/15	872

	Total Time Deposit			872

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — June 30, 2015

Shares		Rate %	Maturity Date	Value (000)
	Mutual Fund — 4.93%
12,974,609	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (b)	0.00		12,975

	Total Mutual Fund			12,975

	Total Investments (cost $262,501) — 100.68%			264,785
	Liabilities in excess of other assets — (0.68)%			(1,787)

	Net Assets — 100.00%			$262,998

(a)	Rate disclosed represents effective yield at purchase.

(b)	The rate disclosed is the rate in effect on June 30, 2015.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The U.S. Government Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Government Agency Securities	7.63%	—	7.63%
Corporate Bond	0.10%	—	0.10%
U.S. Treasury Obligations	87.64%	—	87.64%
Yankee Dollar	0.05%	—	0.05%
Time Deposit	0.33%	—	0.33%
Mutual Funds	—	4.93%	4.93%
Other Assets (Liabilities)	-0.68%	—	-0.68%

Total Net Assets	95.07%	4.93%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — June 30, 2015

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 94.87%
$6,981	U.S. Treasury Inflation Index Bond	0.63	2/15/43	$6,189
9,472	U.S. Treasury Inflation Index Bond	0.75	2/15/42	8,705
8,178	U.S. Treasury Inflation Index Bond	0.75	2/15/45	7,470
10,582	U.S. Treasury Inflation Index Bond	1.38	2/15/44	11,297
7,996	U.S. Treasury Inflation Index Bond	1.75	1/15/28	9,058
9,965	U.S. Treasury Inflation Index Bond	2.00	1/15/26	11,439
4,234	U.S. Treasury Inflation Index Bond	2.13	2/15/40	5,214
5,386	U.S. Treasury Inflation Index Bond	2.13	2/15/41	6,681
13,682	U.S. Treasury Inflation Index Bond	2.38	1/15/25	16,095
8,017	U.S. Treasury Inflation Index Bond	2.38	1/15/27	9,592
7,745	U.S. Treasury Inflation Index Bond	2.50	1/15/29	9,545
3,122	U.S. Treasury Inflation Index Bond	3.38	4/15/32	4,401
6,757	U.S. Treasury Inflation Index Bond	3.63	4/15/28	9,206
8,221	U.S. Treasury Inflation Index Bond	3.88	4/15/29	11,644
20,781	U.S. Treasury Inflation Index Note	0.13	7/15/24	20,266
23,276	U.S. Treasury Inflation Index Note	0.13	4/15/17	23,592
21,272	U.S. Treasury Inflation Index Note	0.13	7/15/22	21,110
25,921	U.S. Treasury Inflation Index Note	0.13	4/15/18	26,328
25,676	U.S. Treasury Inflation Index Note	0.13	4/15/19	26,009
20,623	U.S. Treasury Inflation Index Note	0.13	1/15/22	20,437
21,370	U.S. Treasury Inflation Index Note	0.13	1/15/23	20,993
9,250	U.S. Treasury Inflation Index Note	0.13	4/15/20	9,324
20,832	U.S. Treasury Inflation Index Note	0.25	1/15/25	20,434
21,197	U.S. Treasury Inflation Index Note	0.38	7/15/23	21,273
21,147	U.S. Treasury Inflation Index Note	0.63	1/15/24	21,507
18,686	U.S. Treasury Inflation Index Note	0.63	7/15/21	19,287
17,604	U.S. Treasury Inflation Index Note	1.13	1/15/21	18,620
15,391	U.S. Treasury Inflation Index Note	1.25	7/15/20	16,469
7,814	U.S. Treasury Inflation Index Note	1.38	7/15/18	8,287
10,014	U.S. Treasury Inflation Index Note	1.38	1/15/20	10,706
7,923	U.S. Treasury Inflation Index Note	1.63	1/15/18	8,371
8,260	U.S. Treasury Inflation Index Note	1.88	7/15/19	9,001
7,268	U.S. Treasury Inflation Index Note	2.13	1/15/19	7,913
8,703	U.S. Treasury Inflation Index Note	2.38	1/15/17	9,128
10,025	U.S. Treasury Inflation Index Note	2.50	7/15/16	10,397
7,499	U.S. Treasury Inflation Index Note	2.63	7/15/17	8,047

	Total U.S. Treasury Obligations			484,035

	Mutual Funds — 5.10%
25,960,652	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (a)	0.00		25,961
35,954	SSgA Treasury Money Market Fund (a)	0.00		36

	Total Mutual Funds			25,997

	Total Investments (cost $507,672) — 99.97%			510,032
	Other assets in excess of liabilities — 0.03%			145

	Net Assets — 100.00%			$510,177

(a)	The rate disclosed is the rate in effect on June 30, 2015.

As of June 30, 2015, 100% of the Portfolio’s net assets were managed by Mellon Capital Management Corporation.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 79.73%
$1,905	AbbVie, Inc. (Pharmaceuticals)	1.75	11/6/17	$1,910
570	AbbVie, Inc. (Pharmaceuticals)	4.40	11/6/42	539
1,490	American Express Co. (Consumer Finance)	2.65	12/2/22	1,434
435	American Express Co. (Consumer Finance)	7.00	3/19/18	493
2,230	Ameriprise Financial, Inc. (Capital Markets)	4.00	10/15/23	2,329
1,740	Amgen, Inc. (Biotechnology)	2.13	5/15/17	1,767
750	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15	11/15/41	770
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	709
1,490	Anheuser-Busch InBev NV (Beverages)	2.50	7/15/22	1,433
1,670	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	1,709
625	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	571
965	Archer-Daniels-Midland Co. (Food Products)	4.02	4/16/43	908
1,425	Associates Corp. North America (Diversified Financial Services)	6.95	11/1/18	1,639
1,515	AT&T, Inc. (Diversified Telecommunication Services), Callable 11/15/34 @ 100.00	4.50	5/15/35	1,393
2,175	AT&T, Inc. (Diversified Telecommunication Services)	5.50	2/1/18	2,377
495	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	507
155	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	148
4,516	Bank of America Corp. (Banks)	2.60	1/15/19	4,566
2,160	Bank of America Corp., MTN (Banks)	3.30	1/11/23	2,127
900	Bank of America Corp., Series L, MTN (Diversified Financial Services)	5.65	5/1/18	989
683	Bank One Corp. (Banks)	8.00	4/29/27	908
990	Bear Stearns Co. LLC (Capital Markets)	6.40	10/2/17	1,090
620	Berkshire Hathaway, Inc. (Diversified Financial Services)	4.40	5/15/42	611
405	Bunge Limited Finance Co. (Food Products)	8.50	6/15/19	490
530	Burlington Northern Santa Fe LLC (Road & Rail), Callable 3/1/44 @ 100.00	4.55	9/1/44	522
2,775	Capital One Bank USA, Series BKNT (Diversified Financial Services), Callable 1/13/19 @ 100.00	2.25	2/13/19	2,759
1,270	Capital One Financial Corp. (Consumer Finance)	6.75	9/15/17	1,406
310	Caterpillar Financial Services Corp., MTN (Consumer Finance)	7.05	10/1/18	362
695	Cisco Systems, Inc. (Communications Equipment)	2.13	3/1/19	700
595	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	678
2,170	Citigroup, Inc. (Banks)	2.55	4/8/19	2,188
496	Citigroup, Inc. (Banks)	4.95	11/7/43	514
1,565	Coca-Cola Enterprises, Inc. (Beverages)	3.50	9/15/20	1,640
1,170	Comcast Corp. (Media)	2.85	1/15/23	1,137
795	Comcast Corp. (Media)	3.13	7/15/22	791
1,211	Comcast Corp. (Media)	4.65	7/15/42	1,214
1,350	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	1,675
95	Consolidated Edison Co. of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	123
2,485	CSX Corp. (Road & Rail), Callable 5/1/24 @ 100.00	3.40	8/1/24	2,486
1,415	CVS Caremark Corp. (Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	1,364
1,150	CVS Health Corp. (Food & Staples Retailing), Callable 2/15/21 @ 100.00	4.13	5/15/21	1,230
1,484	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	1,534
185	Delphi Corp. (Auto Components), Callable 2/15/18 @ 103.00	5.00	2/15/23	197
1,550	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/21 @ 100.00	4.00	7/15/21	1,625
1,820	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	1,905
2,480	Dominion Resources, Inc. (Multi-Utilities)	5.20	8/15/19	2,744
800	Dominion Resources, Inc. (Multi-Utilities)	6.40	6/15/18	902
963	Duke Energy Carolinas LLC (Electric Utilities)	5.30	2/15/40	1,096
310	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	316
1,380	Eaton Corp. (Electrical Equipment)	2.75	11/2/22	1,342
620	Eaton Corp. (Electrical Equipment)	4.15	11/2/42	572
800	Ecolab, Inc. (Chemicals)	3.00	12/8/16	819
1,100	Ecolab, Inc. (Chemicals)	4.35	12/8/21	1,186
161	Ecolab, Inc. (Chemicals)	5.50	12/8/41	176

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$299	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	3.35	3/15/23	$292
1,012	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	952
1,750	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 100.00	2.55	10/15/19	1,749
120	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 12/15/45 @ 100.00	4.90	5/15/46	113
2,940	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels), Callable 2/6/20 @ 100.00	1.91	3/6/20	2,923
755	FedEx Corp. (Air Freight & Logistics)	3.90	2/1/35	698
260	FedEx Corp. (Air Freight & Logistics)	4.10	2/1/45	234
180	FedEx Corp. (Air Freight & Logistics)	8.00	1/15/19	215
1,470	Fiserv, Inc. (IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	1,467
480	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	481
1,271	Ford Motor Credit Co. LLC (Consumer Finance)	5.00	5/15/18	1,366
1,610	General Electric Co., Series G, MTN (Industrial Conglomerates)	3.10	1/9/23	1,605
1,144	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	1,101
993	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,082
3,165	General Motors Co. (Automobiles)	3.50	10/2/18	3,268
830	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	827
795	GlaxoSmithKline PLC (Pharmaceuticals)	6.38	5/15/38	1,001
1,956	Goldman Sachs Group, Inc. (Capital Markets)	2.63	1/31/19	1,980
2,030	Goldman Sachs Group, Inc. (Capital Markets)	4.00	3/3/24	2,065
1,250	Goldman Sachs Group, Inc. (Capital Markets)	6.15	4/1/18	1,390
2,025	Hewlett-Packard Co. (Technology Hardware, Storage & Peripherals)	3.00	9/15/16	2,066
1,875	International Business Machines Corp. (IT Services)	3.63	2/12/24	1,899
1,760	International Paper Co. (Paper Products), Callable 3/15/24 @ 100.00	3.65	6/15/24	1,735
473	Intuit, Inc. (Software)	5.75	3/15/17	506
310	Johnson & Johnson (Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	328
305	Johnson & Johnson (Pharmaceuticals)	4.85	5/15/41	341
3,545	JPMorgan Chase & Co. (Banks)	4.25	10/15/20	3,792
310	JPMorgan Chase & Co. (Banks)	4.35	8/15/21	332
595	Lincoln National Corp. (Insurance)	7.00	6/15/40	746
880	Lockheed Martin Corp. (Aerospace & Defense), Callable 12/1/24 @ 100.00	2.90	3/1/25	845
465	Lockheed Martin Corp. (Aerospace & Defense), Callable 9/1/34 @ 100.00	3.60	3/1/35	430
1,250	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 1/1/23 @ 100.00	2.75	4/1/23	1,208
350	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63	3/15/44	353
310	MetLife, Inc. (Life & Health Insurance)	4.05	3/1/45	285
1,733	MetLife, Inc. (Life & Health Insurance)	7.72	2/15/19	2,067
1,475	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	1,737
870	Monsanto Co. (Chemicals)	2.75	7/15/21	854
3,370	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	3,441
1,725	Nucor Corp. (Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	1,750
690	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	706
535	Oklahoma Gas & Electric Co. (Electric Utilities), Callable 11/15/40 @ 100.00	5.25	5/15/41	604
2,320	Oracle Corp. (Software)	2.50	10/15/22	2,235
620	Oracle Corp. (Software)	6.50	4/15/38	778
1,300	Philip Morris International, Inc. (Tobacco)	3.60	11/15/23	1,320
572	Procter & Gamble Co.(The) (Household Products)	9.36	1/1/21	696
695	Prudential Financial, Inc. (Insurance)	6.20	11/15/40	815
385	Puget Energy, Inc. (Technology Hardware, Storage & Peripherals), Callable 4/15/22 @ 100.00	5.63	7/15/22	433
688	Puget Energy, Inc. (Technology Hardware, Storage & Peripherals)	6.00	9/1/21	788
620	Puget Energy, Inc. (Electric Utilities)	6.50	12/15/20	726
850	Reed Elsevier NV (Beverages), Callable 7/15/22 @ 100.00	3.13	10/15/22	829
203	Reed Elsevier NV (Beverages)	8.63	1/15/19	244

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,375	Rock-Tenn Co. (Containers & Packaging)	3.50	3/1/20	$1,416
1,345	Roper Industries, Inc. (Electrical Equipment)	2.05	10/1/18	1,342
215	Roper Industries, Inc. (Electrical Equipment), Callable 8/15/22 @ 100.00	3.13	11/15/22	208
640	San Diego Gas & Electric Co. (Electric Utilities), Callable 10/1/41 @ 100.00	4.30	4/1/42	643
2,110	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	2,107
1,323	Southwest Airlines Co 2007-1 Trust (Airlines)	6.15	8/1/22	1,514
1,530	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	1,448
995	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	872
320	SunTrust Banks, Inc. (Banks), Callable 10/1/18 @ 100.00	2.35	11/1/18	322
1,500	SunTrust Banks, Inc. (Banks), Callable 4/1/19 @ 100.00	2.50	5/1/19	1,508
2,091	TC Pipelines, LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	2,066
1,485	The Dow Chemical Co. (Chemicals), Callable 8/15/22 @ 100.00	3.00	11/15/22	1,428
495	The Dow Chemical Co. (Chemicals)	8.55	5/15/19	604
1,160	The Home Depot, Inc. (Specialty Retail)	5.88	12/16/36	1,396
1,550	The Kroger Co. (Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	1,590
435	The Travelers Cos., Inc., MTN (Insurance)	6.25	6/15/37	546
435	Thermo Fisher Scientific, Inc (Life Sciences Tools & Services)	3.20	3/1/16	442
1,220	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 5/15/21 @ 100.00	3.60	8/15/21	1,242
795	Time Warner, Inc. (Media)	5.38	10/15/41	816
1,835	Time Warner, Inc. (Media)	6.88	6/15/18	2,093
875	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.30	1/12/22	906
639	Twenty-First Century Fox, Inc. (Media)	3.00	9/15/22	624
500	Twenty-First Century Fox, Inc. (Media)	5.65	8/15/20	571
765	Twenty-First Century Fox, Inc. (Media)	6.20	12/15/34	888
315	Twenty-First Century Fox, Inc. (Media)	6.90	3/1/19	366
500	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	625
540	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88	2/15/38	710
1,175	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	3.65	3/15/25	1,143
270	Ventas Realty, LP (Real Estate Investment Trusts (REITs)), Callable 5/15/22 @ 100.00	3.25	8/15/22	261
200	Ventas, Inc. (Real Estate Investment Trusts (REITs)), Callable 11/1/24 @ 100.00	3.50	2/1/25	192
1,470	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15	9/15/23	1,609
3,119	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	3,649
990	Viacom, Inc. (Media), Callable 12/15/42 @ 100.00	4.88	6/15/43	886
2,290	Virginia Elec & Power Co. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.75	3/15/23	2,236
215	Virginia Elec & Power Co. (Oil, Gas & Consumable Fuels), Callable 10/15/21 @ 100.00	2.95	1/15/22	214
2,430	Wachovia Corp. (Diversified Financial Services)	5.75	2/1/18	2,684
1,939	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1.95	12/15/18	1,969
1,850	Wal-Mart Stores, Inc. (Food & Staples Retailing)	5.63	4/1/40	2,164
450	Wal-Mart Stores, Inc. (Food & Staples Retailing)	6.50	8/15/37	578
1,000	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	970
1,155	Wells Fargo & Co. (Banks)	3.00	2/19/25	1,106
675	Western Gas Partners, LP (Oil, Gas & Consumable Fuels), Callable 3/1/25 @ 100.00	3.95	6/1/25	649
470	Wyeth, Inc. (Pharmaceuticals)	6.45	2/1/24	580
620	Xerox Corp. (IT Services)	6.40	3/15/16	643
1,391	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	6.25	3/15/18	1,537
310	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	6.88	11/15/37	359

	Total Corporate Bonds			178,040

	Yankee Dollars — 13.15%
1,220	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	3/30/40	1,413
1,255	BHP Billiton Ltd. (Metals & Mining)	3.85	9/30/23	1,289
730	BHP Billiton Ltd. (Metals & Mining)	5.00	9/30/43	758
595	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	883
1,309	Canadian Natural Resources (Oil, Gas & Consumable Fuels)	5.70	5/15/17	1,409
388	Canadian Natural Resources (Oil, Gas & Consumable Fuels)	5.90	2/1/18	423
640	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90	2/1/25	602

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — June 30, 2015

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,990	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45	3/15/23	$2,137
165	Canadian Pacific Railway Co. (Road & Rail)	7.25	5/15/19	195
665	Deutsche Telekom International Finance (Diversified Telecommunication Services) (a)(b)	8.75	6/15/30	936
750	Diageo Capital PLC (Beverages)	5.88	9/30/36	863
745	HSBC Holdings PLC (Banks)	6.80	6/1/38	925
645	Iberdrola International BV (Electric Utilities)	5.81	3/15/25	737
1,045	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	1,281
725	LyondellBasell Industries NV (Chemicals)	4.00	7/15/23	741
1,880	LyondellBasell Industries NV (Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	2,036
250	LyondellBasell Industries NV (Chemicals), Callable 1/15/24 @ 100.00	5.75	4/15/24	285
418	Orange SA (Diversified Financial Services)	9.00	3/1/31	590
1,242	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	5.75	3/1/18	1,351
1,150	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	6.63	6/15/35	1,228
625	Rio Tinto Finance USA Ltd. (Metals & Mining)	5.20	11/2/40	637
1,400	Rio Tinto Finance USA PLC (Metals & Mining), Callable 12/22/21 @ 100.00	3.50	3/22/22	1,412
1,115	Shell International Finance BV (Integrated Oil & Gas)	6.38	12/15/38	1,402
1,860	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25	11/10/24	1,850
185	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	199
495	Telefonica Emisiones (Diversified Telecommunication Services)	7.05	6/20/36	608
1,605	Telefonica Emisiones SAU (Wireless Telecommunication Services)	6.22	7/3/17	1,744
990	Vodafone Group PLC (Wireless Telecommunication Services)	2.50	9/26/22	907
495	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	529

	Total Yankee Dollars			29,370

	Mutual Funds — 7.06%
11,241,018	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (c)	0.00		11,241
4,537,472	SSgA U.S. Government Money Market Fund (c)	0.00		4,537

	Total Mutual Funds			15,778

	Total Investments (cost $229,882) — 99.94%			223,188

	Other assets in excess of liabilities — 0.06%			141

	Net Assets — 100.00%			$223,329

(a)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2015.

(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2015.

(c)	The rate disclosed is the rate in effect on June 30, 2015.

MTN — Medium Term Note

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	79.73%	—	79.73%
Yankee Dollar	13.15%	—	13.15%
Mutual Funds	2.04%	5.02%	7.06%
Other Assets (Liabilities)	0.06%	—	0.06%

Total Net Assets	94.98%	5.02%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 1.72%
$200	American Express Credit Account Master Trust, Series 2014-3, Class A	1.49	4/15/20	$201
100	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A3	0.90	9/8/18	100
70	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3	1.26	5/21/18	70
250	Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7	5.75	7/15/20	274
195	CarMax Auto Owner Trust, Series 2014-1, Class A3	0.79	10/15/18	195
100	CarMax Auto Owner Trust, Series 2012-2, Class A4	1.16	12/15/17	100
300	Chase Issuance Trust (CHAIT), Series 2014-A1, Class A1	1.15	1/15/19	301
300	Chase Issuance Trust (CHAIT), Series 2015-A2, Class A2	1.59	2/18/20	302
250	Chase Issuance Trust (CHAIT), Series 2012-A7, Class A7	2.16	9/16/24	243
300	Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.02	2/22/19	300
100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.88	1/23/23	103
250	Discover Card Execution Note Trust, Series 2013-A2, Class A2	0.69	8/15/18	250
200	Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.12	12/15/21	202
195	Fifth Third Auto Trust, Series 2014-3, Class A3	0.96	3/15/19	195
187	Fifth Third Auto Trust, Series 2014-3, Class A4	1.47	5/17/21	187
225	Ford Credit Auto Owner Trust, Series 2013-C, Class A4	1.25	10/15/18	226
85	Ford Credit Auto Owner Trust, Series 2015-A, Class A3	1.28	9/15/19	85
160	Ford Credit Auto Owner Trust, Series 2015-A, Class A4	1.64	6/15/20	160
300	Honda Auto Receivables Owner Trust, Series 2014-3, Class A3	0.88	6/15/18	300
100	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3	0.99	9/17/18	100
40	Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A4	1.21	10/15/20	40
200	Nissan Auto Receivables Owner Trust, Series 2013-B, Class A4	1.31	10/15/19	200
200	Santander Drive Auto Receivables Trust, Series 2014-3, Class C	2.13	8/17/20	202

	Total Asset Backed Securities			4,336

	Collateralized Mortgage Obligations — 6.03%
50	CD Commercial Mortgage Trust, Series 2007-CD5, Class AM (a)	6.12	11/15/44	54
250	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.79	3/10/47	257
250	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88	2/10/48	241
200	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14	2/10/48	196
250	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	257
138	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 (a)	6.14	9/10/17	148
290	Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.35	5/15/45	295
100	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	103
200	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	198
80	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35	2/10/48	80
500	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	521
250	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82	6/10/47	261
100	Commercial Mortgage Trust, Series 2014-UBS4, Class AM	3.97	8/10/47	101
100	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.16	10/10/46	111
38	Fannie Mae, Series 2013-M14, Class APT (a)	2.50	4/25/23	38
300	Fannie Mae, Series 2012-M1, Class A2	2.73	10/25/21	306
160	Fannie Mae, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	167
75	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	77
142	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	144
400	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64	1/25/23	401
91	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class A1	2.76	5/25/20	94
150	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	154
109	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	114
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	205
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	209
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.32	2/25/23	210
360	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	390
225	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.19	12/25/20	247
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	219
320	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.33	10/25/20	353
190	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 (a)	5.82	7/10/38	195
125	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	131
300	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	325
150	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	154
200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.77	8/15/47	207

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4	3.80	9/15/47	$207
200	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	214
193	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-LC11, Class A2	1.85	4/15/46	194
1,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	1,000
220	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-C18, Class A5	4.08	2/15/47	234
169	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	5.84	11/12/16	170
200	Morgan Stanley BAML Trust, Series 2013-C12, Class A2	3.00	10/15/46	207
250	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	259
100	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25	2/15/48	99
100	Morgan Stanley BAML Trust, Series 2014-C17, Class A5	3.74	8/15/47	103
100	Morgan Stanley BAML Trust, Series 2014-C15, Class A4	4.05	4/15/47	106
1,000	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	1,050
608	Morgan Stanley Capital I, Series 2006-HQ9, Class A4 (a)	5.73	7/12/44	623
1,241	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.91	7/11/17	1,325
250	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	258
155	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4	3.53	5/10/63	161
225	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.50	4/15/47	239
550	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3 (a)	6.01	6/15/45	565
185	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5	3.82	8/15/50	193
156	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class C	4.07	2/15/48	147
119	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A1	1.19	3/15/47	118
250	WF-RBS Commercial Mortgage Trust, Serie 2014-C21, Class A1	1.41	8/15/47	250
300	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98	6/15/46	308

	Total Collateralized Mortgage Obligations			15,193

	U.S. Government Agency Mortgages — 88.14%
475	Fannie Mae, Pool #AS1058	2.00	11/1/28	472
90	Fannie Mae, Pool #AS0001	2.00	7/1/28	89
300	Fannie Mae, Pool #AY4232	2.00	5/1/30	296
413	Fannie Mae, Pool #AU2619	2.50	8/1/28	421
487	Fannie Mae, Pool #AX2403	2.50	9/1/29	495
272	Fannie Mae, Pool #AB7391	2.50	12/1/42	261
39	Fannie Mae, Pool #MA1511	2.50	7/1/33	38
830	Fannie Mae, Pool #MA1210	2.50	9/1/49	847
488	Fannie Mae, Pool #AS4660	2.50	3/1/30	495
284	Fannie Mae, Pool #AU5334	2.50	11/1/28	289
322	Fannie Mae, Pool #AU4798	2.50	9/1/28	327
641	Fannie Mae, Pool #AO3019	2.50	5/1/27	653
196	Fannie Mae, Pool #AU6387	2.50	11/1/28	199
85	Fannie Mae, Pool #MA1270	2.50	11/1/32	84
767	Fannie Mae, Pool #MA1277	2.50	12/1/27	782
185	Fannie Mae, Pool #AS0513	2.50	8/1/43	177
682	Fannie Mae, Pool #AP4742	2.50	8/1/27	696
152	Fannie Mae, Pool #AL5800 (a)	2.69	2/1/44	156
72	Fannie Mae, Pool #AL4360 (a)	2.71	11/1/43	74
231	Fannie Mae, Pool #AY1861 (a)	2.72	1/1/45	237
1,166	Fannie Mae, Pool #AO0752	3.00	4/1/42	1,168
163	Fannie Mae, Pool #AW8295	3.00	8/1/29	169
330	Fannie Mae, Pool #AK8522	3.00	3/1/27	343
116	Fannie Mae, Pool #MA1338	3.00	2/1/33	118
277	Fannie Mae, Pool #AW7383	3.00	8/1/29	288
198	Fannie Mae, Pool #MA2230	3.00	4/1/35	201
156	Fannie Mae, Pool #AU7890	3.00	9/1/28	162
713	Fannie Mae, Pool #MA1307	3.00	1/1/33	727
511	Fannie Mae, Pool #AB4483	3.00	2/1/27	531

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$190	Fannie Mae, Pool #MA2149	3.00	1/1/30	$197
91	Fannie Mae, Pool #MA2087	3.00	11/1/34	93
483	Fannie Mae, Pool #MA2246	3.00	4/1/30	501
224	Fannie Mae, Pool #MA1527	3.00	8/1/33	228
250	Fannie Mae, Pool #MA1401	3.00	4/1/33	255
499	Fannie Mae, Pool #AY2961	3.00	5/1/45	498
668	Fannie Mae, Pool #AK0006	3.00	1/1/27	693
1,112	Fannie Mae, Pool #AK3302	3.00	3/1/27	1,155
201	Fannie Mae, Pool #MA2065	3.00	10/1/34	205
1,942	Fannie Mae, Pool #AB7099	3.00	11/1/42	1,945
525	Fannie Mae, Pool #AB8897	3.00	4/1/43	525
1,859	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,862
527	Fannie Mae, Pool #AT2127	3.00	4/1/43	527
411	Fannie Mae, Pool #AS1527	3.00	1/1/29	426
85	Fannie Mae, Pool #AT1575	3.00	5/1/43	85
258	Fannie Mae, Pool #AS2312	3.00	5/1/29	267
280	Fannie Mae, Pool #AQ3223	3.00	11/1/27	290
359	Fannie Mae, Pool #AU3735	3.00	8/1/43	359
1,041	Fannie Mae, Pool #AP6493	3.00	9/1/42	1,043
176	Fannie Mae, Pool #AS3117	3.00	8/1/29	183
2,157	Fannie Mae, Pool #AQ7920	3.00	12/1/42	2,160
534	Fannie Mae, Pool #AP8746	3.00	10/1/42	535
896	Fannie Mae, Pool #AP2465	3.00	8/1/42	897
498	Fannie Mae, Pool #AY4829	3.00	5/1/45	496
64	Fannie Mae, Pool #AR7426	3.00	7/1/43	64
531	Fannie Mae, Pool #AT0682	3.00	4/1/43	531
250	Fannie Mae, Series 2014-M9, Class A2 (a)	3.10	7/25/24	255
345	Fannie Mae, Pool #MA0521	3.50	9/1/20	364
54	Fannie Mae, Pool #MA1021	3.50	3/1/27	57
2,023	Fannie Mae, Pool #AB6017	3.50	8/1/42	2,091
144	Fannie Mae, Pool #AK0706	3.50	2/1/27	152
277	Fannie Mae, Pool #AU3742	3.50	8/1/43	286
79	Fannie Mae, Pool #AP9390	3.50	10/1/42	82
2,994	Fannie Mae, Pool #AK7497	3.50	4/1/42	3,097
492	Fannie Mae, Pool #AS4771	3.50	4/1/45	507
576	Fannie Mae, Pool #MA1059	3.50	5/1/32	602
580	Fannie Mae, Pool #AS4772	3.50	4/1/45	598
1,601	Fannie Mae, Pool #AL1717	3.50	5/1/27	1,693
495	Fannie Mae, Pool #AS4773	3.50	4/1/45	511
300	Fannie Mae, Pool #AX5201	3.50	10/1/29	317
1,947	Fannie Mae, Pool #AO2548	3.50	4/1/42	2,013
205	Fannie Mae, Pool #MA1889	3.50	5/1/34	214
491	Fannie Mae, Pool #AY4300	3.50	1/1/45	507
470	Fannie Mae, Pool #MA2125	3.50	12/1/44	485
2,550	Fannie Mae, Pool #AO8137	3.50	8/1/42	2,636
498	Fannie Mae, Pool #MA2292	3.50	6/1/45	513
92	Fannie Mae, Pool #AV6407	3.50	2/1/29	97
212	Fannie Mae, Pool #AO4647	3.50	6/1/42	220
42	Fannie Mae, Pool #AJ6181	3.50	12/1/26	45
200	Fannie Mae, Pool #310139	3.50	11/1/25	211
493	Fannie Mae, Pool #AY1306	3.50	3/1/45	509
840	Fannie Mae, Pool #AQ0546	3.50	11/1/42	868
487	Fannie Mae, Pool #AX9530	3.50	2/1/45	503
708	Fannie Mae, Pool #AO3760	3.50	5/1/42	732

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$387	Fannie Mae, Pool #AO4385	3.50	6/1/42	$400
235	Fannie Mae, Pool #AO9140	3.50	7/1/42	243
489	Fannie Mae, Pool #MA1107	3.50	7/1/32	511
129	Fannie Mae, Pool #AS2081	3.50	4/1/29	136
468	Fannie Mae, Pool #MA1982	3.50	8/1/34	490
870	Fannie Mae, Pool #AS0531	4.00	9/1/43	927
487	Fannie Mae, Pool #AX0841	4.00	9/1/44	516
660	Fannie Mae, Pool #AH5859	4.00	2/1/41	703
75	Fannie Mae, Pool #AH3394	4.00	1/1/41	80
482	Fannie Mae, Pool #AS3293	4.00	9/1/44	511
368	Fannie Mae, Pool #AS3903	4.00	11/1/44	390
90	Fannie Mae, Pool #AS3448	4.00	9/1/44	96
2,117	Fannie Mae, Pool #AH6242	4.00	4/1/26	2,262
1,107	Fannie Mae, Pool #AJ5303	4.00	11/1/41	1,176
462	Fannie Mae, Pool #AS3467	4.00	10/1/44	490
389	Fannie Mae, Pool #AV2340	4.00	12/1/43	412
399	Fannie Mae, Pool #AW5063	4.00	7/1/44	423
2,379	Fannie Mae, Pool #190405	4.00	10/1/40	2,530
687	Fannie Mae, Pool #AC7328	4.00	12/1/39	731
475	Fannie Mae, Pool #AY1595	4.00	1/1/45	504
985	Fannie Mae, Pool #AJ7857	4.00	12/1/41	1,044
227	Fannie Mae, Pool #MA0493	4.00	8/1/30	241
468	Fannie Mae, Pool #MA0641	4.00	2/1/31	500
72	Fannie Mae, Pool #AW9041	4.00	8/1/44	77
1,471	Fannie Mae, Pool #AJ7689	4.00	12/1/41	1,566
490	Fannie Mae, Pool #AS3468	4.00	10/1/44	520
478	Fannie Mae, Pool #AS3216	4.00	9/1/44	507
327	Fannie Mae, Pool #AT3872	4.00	6/1/43	347
409	Fannie Mae, Pool #AO2959	4.00	5/1/42	435
218	Fannie Mae, Pool #AU5302	4.50	10/1/43	236
95	Fannie Mae, Pool #982892	4.50	5/1/23	102
187	Fannie Mae, Pool #678206	4.50	6/1/18	194
50	Fannie Mae, Pool #AW7048	4.50	6/1/44	54
84	Fannie Mae, Pool #AH6790	4.50	3/1/41	91
1,062	Fannie Mae, Pool #AH9055	4.50	4/1/41	1,151
394	Fannie Mae, Pool #AL4450	4.50	12/1/43	427
343	Fannie Mae, Pool #AS0861	4.50	10/1/43	371
1,107	Fannie Mae, Pool #AL1107	4.50	11/1/41	1,200
223	Fannie Mae, Pool #254720	4.50	5/1/18	232
425	Fannie Mae, Pool #AS1638	4.50	2/1/44	459
58	Fannie Mae, Pool #310112	4.50	6/1/19	61
511	Fannie Mae, Pool #AI4815	4.50	6/1/41	554
2,762	Fannie Mae, Pool #AH7521	4.50	3/1/41	2,995
285	Fannie Mae, Pool #MA0481	4.50	8/1/30	310
517	Fannie Mae, Pool #AE0217	4.50	8/1/40	560
490	Fannie Mae, Pool #AD8529	4.50	8/1/40	531
471	Fannie Mae, Pool #AB3192	4.50	6/1/41	511
83	Fannie Mae, Pool #AB1470	4.50	9/1/40	90
219	Fannie Mae, Pool #AB1389	4.50	8/1/40	237
92	Fannie Mae, Pool #AA0860	4.50	1/1/39	100
5	Fannie Mae, Pool #AB0388	4.50	4/1/19	5
348	Fannie Mae, Pool #AA9781	4.50	7/1/24	373
95	Fannie Mae, Pool #890621	5.00	5/1/42	105
1,846	Fannie Mae, Pool #889117	5.00	10/1/35	2,048

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$73	Fannie Mae, Pool #725504	5.00	1/1/19	$78
500	Fannie Mae, Pool #AS0837	5.00	10/1/43	552
100	Fannie Mae, Pool #725238	5.00	3/1/34	111
253	Fannie Mae, Pool #796663	5.00	9/1/19	265
1	Fannie Mae, Pool #650196	5.00	11/1/17	1
235	Fannie Mae, Pool #AS0575	5.00	9/1/43	259
4	Fannie Mae, Pool #868986	5.00	5/1/21	4
87	Fannie Mae, Pool #890603	5.00	8/1/41	96
43	Fannie Mae, Pool #AL3272	5.00	2/1/25	47
1,933	Fannie Mae, Pool #AH5988	5.00	3/1/41	2,146
25	Fannie Mae, Pool #545900	5.50	7/1/17	25
12	Fannie Mae, Pool #625938	5.50	3/1/17	12
77	Fannie Mae, Pool #545400	5.50	1/1/17	79
3	Fannie Mae, Pool #630942	5.50	2/1/17	3
48	Fannie Mae, Pool #627241	5.50	9/1/17	49
58	Fannie Mae, Pool #909662	5.50	2/1/22	62
115	Fannie Mae, Pool #976945	5.50	2/1/23	123
2,827	Fannie Mae, Pool #890221	5.50	12/1/33	3,189
55	Fannie Mae, Pool #AL0725	5.50	6/1/24	58
5	Fannie Mae, Pool #A79636	5.50	7/1/38	5
49	Fannie Mae, Pool #929451	5.50	5/1/38	55
8	Fannie Mae, Pool #A69671	5.50	12/1/37	8
1,787	Fannie Mae, Pool #725228	6.00	3/1/34	2,059
459	Fannie Mae, Pool #889984	6.50	10/1/38	527
109	Fannie Mae, Pool #888596	6.50	7/1/37	125
825	Fannie Mae, 15 YR TBA	2.50	7/25/30	835
375	Fannie Mae, 15 YR TBA	3.00	7/25/30	389
50	Fannie Mae, 15 YR TBA	3.50	7/25/30	53
100	Fannie Mae, 30 YR TBA	2.50	7/25/45	96
2,400	Fannie Mae, 30 YR TBA	3.00	7/25/45	2,391
400	Fannie Mae, 30 YR TBA	3.00	8/25/45	397
500	Fannie Mae, 30 YR TBA	3.50	8/25/45	514
2,750	Fannie Mae, 30 YR TBA	3.50	7/25/45	2,834
1,325	Fannie Mae, 30 YR TBA	4.00	8/25/45	1,401
3,225	Fannie Mae, 30 YR TBA	4.00	7/25/45	3,418
200	Fannie Mae, 30 YR TBA	4.50	7/25/45	216
800	Fannie Mae, 30 YR TBA	5.00	7/25/45	884
100	Freddie Mac, Pool #G18547	2.00	3/1/30	99
93	Freddie Mac, Pool #J25759	2.00	8/1/28	93
380	Freddie Mac, Pool #J25777	2.00	9/1/28	378
395	Freddie Mac, Pool #849138 (a)	2.43	10/1/43	403
469	Freddie Mac, Pool #849578 (a)	2.44	12/1/44	482
58	Freddie Mac, Pool #G18472	2.50	7/1/28	59
389	Freddie Mac, Pool #G18459	2.50	3/1/28	397
421	Freddie Mac, Pool #G18470	2.50	6/1/28	430
175	Freddie Mac, Pool #J25585	2.50	9/1/28	178
464	Freddie Mac, Pool #J26408	2.50	11/1/28	472
401	Freddie Mac, Pool #J25016	2.50	8/1/28	409
386	Freddie Mac, Pool #J23440	2.50	4/1/28	394
92	Freddie Mac, Pool #Q20404	2.50	7/1/43	88
401	Freddie Mac, Pool #J18954	2.50	4/1/27	410
377	Freddie Mac, Pool #G18533	2.50	12/1/29	382
168	Freddie Mac, Pool #G18485	2.50	10/1/28	171
287	Freddie Mac, Pool #J22874	2.50	3/1/28	293

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$438	Freddie Mac, Pool #G08525	3.00	5/1/43	$436
530	Freddie Mac, Pool #Q16222	3.00	3/1/43	528
86	Freddie Mac, Pool #Q18599	3.00	6/1/43	86
275	Freddie Mac, Pool #Q20067	3.00	7/1/43	274
325	Freddie Mac, Pool #G08648	3.00	6/1/45	323
92	Freddie Mac, Pool #Q19754	3.00	7/1/43	92
21	Freddie Mac, Pool #Q13086	3.00	11/1/42	21
789	Freddie Mac, Pool #G08534	3.00	6/1/43	787
467	Freddie Mac, Pool #G15217	3.00	11/1/29	484
445	Freddie Mac, Pool #C04619	3.00	3/1/43	444
789	Freddie Mac, Pool #Q21065	3.00	8/1/43	786
92	Freddie Mac, Pool #G08540	3.00	8/1/43	91
1,887	Freddie Mac, Pool #G08537	3.00	7/1/43	1,880
28	Freddie Mac, Pool #Q18882	3.00	5/1/43	28
396	Freddie Mac, Pool #C91581	3.00	11/1/32	403
428	Freddie Mac, Pool #G18518	3.00	7/1/29	443
530	Freddie Mac, Pool #G18514	3.00	6/1/29	549
94	Freddie Mac, Pool #G18534	3.00	12/1/29	97
367	Freddie Mac, Pool #G18531	3.00	11/1/29	381
264	Freddie Mac, Pool #C91724	3.00	9/1/33	268
179	Freddie Mac, Pool #C91707	3.00	6/1/33	182
523	Freddie Mac, Pool #G08635	3.00	4/1/45	521
430	Freddie Mac, Pool #G15145	3.00	7/1/29	446
200	Freddie Mac, Pool #G08640	3.00	5/1/45	199
317	Freddie Mac, Pool #C04422	3.00	12/1/42	316
417	Freddie Mac, Pool #C04446	3.00	1/1/43	416
445	Freddie Mac, Pool #J28722	3.00	7/1/29	461
173	Freddie Mac, Pool #C91819	3.00	4/1/35	176
90	Freddie Mac, Pool #J29932	3.00	11/1/29	93
332	Freddie Mac, Pool #Q08998	3.50	6/1/42	342
455	Freddie Mac, Pool #C91456	3.50	6/1/32	476
322	Freddie Mac, Pool #C91403	3.50	3/1/32	336
521	Freddie Mac, Pool #G08627	3.50	2/1/45	537
90	Freddie Mac, Pool #C03920	3.50	5/1/42	93
465	Freddie Mac, Pool #Q20860	3.50	8/1/43	479
449	Freddie Mac, Pool #J26144	3.50	10/1/23	473
409	Freddie Mac, Pool #J15105	3.50	4/1/26	431
476	Freddie Mac, Pool #J14232	3.50	1/1/21	502
174	Freddie Mac, Pool #G08605	3.50	9/1/44	179
2,880	Freddie Mac, Pool #G08495	3.50	6/1/42	2,970
801	Freddie Mac, Pool #G08562	3.50	1/1/44	825
174	Freddie Mac, Pool #G08599	3.50	8/1/44	179
823	Freddie Mac, Pool #G08554	3.50	10/1/43	847
898	Freddie Mac, Pool #G08641	3.50	5/1/45	925
433	Freddie Mac, Pool #Q09896	3.50	8/1/42	447
341	Freddie Mac, Pool #Q08903	3.50	6/1/42	352
238	Freddie Mac, Pool #Q06749	3.50	3/1/42	246
895	Freddie Mac, Pool #G08636	3.50	4/1/45	921
276	Freddie Mac, Pool #C91765	4.00	5/1/34	295
467	Freddie Mac, Pool #J11263	4.00	11/1/19	489
470	Freddie Mac, Pool #G08618	4.00	12/1/44	498
68	Freddie Mac, Pool #J12435	4.00	6/1/25	72
164	Freddie Mac, Pool #C91738	4.00	11/1/33	175
215	Freddie Mac, Pool #G08601	4.00	8/1/44	228

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$479	Freddie Mac, Pool #G08595	4.00	7/1/44	$507
471	Freddie Mac, Pool #C09070	4.00	12/1/44	499
386	Freddie Mac, Pool #G08567	4.00	1/1/44	408
3,804	Freddie Mac, Pool #A96286	4.00	1/1/41	4,037
53	Freddie Mac, Pool #G08633	4.00	3/1/45	56
2	Freddie Mac, Pool #G14786	4.00	4/1/19	3
436	Freddie Mac, Pool #Q24955	4.00	2/1/44	463
462	Freddie Mac, Pool #Q27594	4.00	8/1/44	489
294	Freddie Mac, Pool #G14453	4.00	6/1/26	311
360	Freddie Mac, Pool #G08459	4.00	9/1/41	381
488	Freddie Mac, Pool #V81430	4.00	11/1/44	516
130	Freddie Mac, Pool #G08483	4.00	3/1/42	138
4,270	Freddie Mac, Pool #A97692	4.50	3/1/41	4,616
189	Freddie Mac, Pool #J09503	4.50	4/1/24	202
198	Freddie Mac, Pool #Q25432	4.50	3/1/44	215
442	Freddie Mac, Pool #A97495	4.50	3/1/41	478
64	Freddie Mac, Pool #C09059	4.50	3/1/44	69
300	Freddie Mac, Pool #A90437	4.50	1/1/40	324
96	Freddie Mac, Pool #Q22671	4.50	11/1/43	103
117	Freddie Mac, Pool #E02862	4.50	3/1/26	126
91	Freddie Mac, Pool #J07849	4.50	5/1/23	97
158	Freddie Mac, Pool #J09311	4.50	2/1/24	168
46	Freddie Mac, Pool #357316	4.50	12/1/17	48
32	Freddie Mac, Pool #1G2883 (a)	4.86	6/1/38	34
100	Freddie Mac, Pool #G05205	5.00	1/1/39	110
171	Freddie Mac, Pool #G07068	5.00	7/1/41	188
1,590	Freddie Mac, Pool #G04913	5.00	3/1/38	1,751
500	Freddie Mac, Pool #Q00763	5.00	5/1/41	551
87	Freddie Mac, Pool #C90845	5.00	8/1/24	96
226	Freddie Mac, Pool #G13255	5.00	7/1/23	245
1,358	Freddie Mac, Pool #C01598	5.00	8/1/33	1,514
8	Freddie Mac, Pool #G06091	5.50	5/1/40	9
205	Freddie Mac, Pool #G06031	5.50	3/1/40	229
1,540	Freddie Mac, Pool #G01665	5.50	3/1/34	1,734
167	Freddie Mac, Pool #G03551	6.00	11/1/37	189
822	Freddie Mac, Pool #G02794	6.00	5/1/37	934
96	Freddie Mac, Pool #G05709	6.00	6/1/38	109
76	Freddie Mac, Pool #A62706	6.00	6/1/37	85
725	Freddie Mac, Gold 15 YR TBA	2.50	7/15/30	733
100	Freddie Mac, Gold 15 YR TBA	2.50	8/15/30	101
250	Freddie Mac, Gold 15 YR TBA	3.00	8/15/30	258
350	Freddie Mac, Gold 15 YR TBA	3.00	7/15/30	362
100	Freddie Mac, Gold 30 YR TBA	2.50	7/15/45	95
250	Freddie Mac, Gold 30 YR TBA	3.00	8/15/45	248
1,350	Freddie Mac, Gold 30 YR TBA	3.00	7/15/45	1,342
100	Freddie Mac, Gold 30 YR TBA	3.50	7/15/45	105
2,325	Freddie Mac, Gold 30 YR TBA	3.50	7/15/45	2,392
500	Freddie Mac, Gold 30 YR TBA	3.50	8/15/45	513
2,125	Freddie Mac, Gold 30 YR TBA	4.00	7/15/45	2,247
300	Freddie Mac, Gold 30 YR TBA	4.50	7/15/45	324
171	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	176
397	Government National Mortgage Association, Pool #MA2767 (a)	2.50	4/20/45	407
180	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	174
83	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	85

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$148	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	$152
81	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	83
94	Government National Mortgage Association, Pool #776954	2.50	11/15/42	90
153	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	157
431	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	436
265	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	269
439	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	446
2,669	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	2,712
908	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	923
481	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	487
84	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	85
425	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	431
340	Government National Mortgage Association, Pool #779084	3.00	4/15/42	345
374	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	379
449	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	455
265	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	277
399	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	404
158	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	165
556	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	565
481	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	488
162	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	164
502	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	522
91	Government National Mortgage Association, Pool #796271	3.50	7/15/42	94
42	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	45
722	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	752
631	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	656
1,999	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	2,081
330	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	344
239	Government National Mortgage Association, Pool #778157	3.50	3/15/42	249
785	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	817
745	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	775
242	Government National Mortgage Association, Pool #738602	3.50	8/15/26	257
98	Government National Mortgage Association, Pool #740798	3.50	1/15/42	102
1,208	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	1,256
387	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	403
369	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	383
241	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	250
315	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	327
70	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	73
1,651	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	1,717
832	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	866
389	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	406
469	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	489
402	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	418
250	Government National Mortgage Association, Pool #MA2372	4.00	11/20/44	265
618	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	655
749	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	795
730	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	774
73	Government National Mortgage Association, Pool #779401	4.00	6/15/42	78
153	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	163
284	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	303
77	Government National Mortgage Association, Pool #766495	4.00	10/15/41	82
333	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	354
480	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	508

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$79	Government National Mortgage Association, Pool #004922	4.00	1/20/41	$85
635	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	673
724	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	768
1,586	Government National Mortgage Association, Pool #005139	4.00	8/20/41	1,698
339	Government National Mortgage Association, Pool #713876	4.00	8/15/39	362
274	Government National Mortgage Association, Pool #753254	4.00	9/15/43	292
376	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	399
267	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	283
498	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	528
194	Government National Mortgage Association, Pool #738710	4.00	9/15/41	207
505	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	536
177	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	189
200	Government National Mortgage Association, Pool #740068	4.00	9/15/40	213
408	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	433
745	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	791
314	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	343
498	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	537
119	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	130
2,859	Government National Mortgage Association, Pool #004801	4.50	9/20/40	3,120
383	Government National Mortgage Association, Pool #005260	4.50	12/20/41	418
500	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	540
88	Government National Mortgage Association, Pool #738793	4.50	9/15/41	96
1,495	Government National Mortgage Association, Pool #721760	4.50	8/15/40	1,642
1,013	Government National Mortgage Association, Pool #717148	4.50	5/15/39	1,106
76	Government National Mortgage Association, Pool #782468	5.00	11/15/38	84
250	Government National Mortgage Association, Pool #604285	5.00	5/15/33	278
220	Government National Mortgage Association, Pool #712690	5.00	4/15/39	245
450	Government National Mortgage Association, Pool #782523	5.00	11/15/35	503
2	Government National Mortgage Association, Pool #673496	5.00	4/15/38	3
400	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	436
46	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	51
2,266	Government National Mortgage Association, Pool #004559	5.00	10/20/39	2,524
105	Government National Mortgage Association, Pool #675179	5.00	3/15/38	116
358	Government National Mortgage Association, Pool #694531	5.00	11/15/38	397
340	Government National Mortgage Association, Pool #783284	5.50	6/20/40	381
518	Government National Mortgage Association, Pool #510835	5.50	2/15/35	592
112	Government National Mortgage Association, Pool #658181	5.50	11/15/36	127
56	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	64
88	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	99
223	Government National Mortgage Association, Pool #004245	6.00	9/20/38	252
401	Government National Mortgage Association, Pool #781959	6.00	7/15/35	469
196	Government National Mortgage Association, Pool #004222	6.00	8/20/38	222
49	Government National Mortgage Association, Pool #699237	6.50	9/15/38	56
2	Government National Mortgage Association, Pool #690789	6.50	5/15/38	2
19	Government National Mortgage Association, Pool #695773	6.50	11/15/38	22
25	Government National Mortgage Association, 30 YR TBA	2.50	7/15/45	24
25	Government National Mortgage Association, 30 YR TBA	2.50	7/20/45	24
350	Government National Mortgage Association, 30 YR TBA	3.00	8/20/45	352
2,225	Government National Mortgage Association, 30 YR TBA	3.00	7/20/45	2,246
150	Government National Mortgage Association, 30 YR TBA	3.00	7/15/45	151
675	Government National Mortgage Association, 30 YR TBA	3.50	8/20/45	699
3,900	Government National Mortgage Association, 30 YR TBA	3.50	7/20/45	4,049
325	Government National Mortgage Association, 30 YR TBA	3.50	7/15/45	337
450	Government National Mortgage Association, 30 YR TBA	4.00	7/15/45	479

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2015

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$300	Government National Mortgage Association, 30 YR TBA	4.00	7/20/45	$318
400	Government National Mortgage Association, 30 YR TBA	4.50	7/15/45	434
150	Government National Mortgage Association, 30 YR TBA	4.50	7/20/45	162
400	Government National Mortgage Association, 30 YR TBA	5.00	7/15/45	443

	Total U.S. Government Agency Mortgages			222,173

	Yankee Dollars — 0.26%
100	Bank of Nova Scotia (Banks)	1.85	4/14/20	99
100	Bank of Nova Scotia (Banks)	2.13	9/11/19	101
200	Royal Bank of Canada (Banks)	1.20	9/19/17	199
150	Royal Bank of Canada (Banks)	1.88	2/5/20	149
100	Royal Bank of Canada (Banks)	2.20	9/23/19	101

	Total Yankee Dollars			649

	Mutual Funds — 18.64%
12,875,444	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (b)	0.00		12,875
34,097,734	SSgA Treasury Money Market Fund (b)	0.00		34,097

	Total Mutual Funds			46,972

	Total Investments Before TBA Sale Commitments (cost $287,386) — 114.79%			289,323
	TBA Sale Commitments (c) — (0.70)%
$(300)	Fannie Mae, 15 YR TBA	5.50	7/25/30	(315)
(1,000)	Fannie Mae, 15 YR TBA	4.00	7/25/30	(1,049)
(200)	Freddie Mac, Gold 15 YR TBA	4.50	7/15/30	(208)
(100)	Freddie Mac, Gold 15 YR TBA	4.00	7/15/30	(105)
(100)	Government National Mortgage Association, 30 YR TBA	5.50	7/20/45	(111)

	Total TBA Sale Commitments			(1,788)

	Liabilities in excess of other assets — (14.09)%			(35,507)

	Net Assets — 100.00%			$252,028

(a)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2015.

(b)	The rate disclosed is the rate in effect on June 30, 2015.

(c)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — June 30, 2015

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	1.72%	—	1.72%
Collateralized Mortgage Obligations	6.03%	—	6.03%
U.S. Government Agency Mortgages	88.14%	—	88.14%
Yankee Dollars	0.26%	—	0.26%
Mutual Funds	13.54%	5.10%	18.64%
TBA Sale Commitments	-0.70%	—	-0.70%
Other Assets (Liabilities)	-14.09%	—	-14.09%

Total Net Assets	94.90%	5.10%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.74%
	Alabama — 2.51%
$525	Madison County Alabama Board of Education Capital Outlay, Tax Anticipation Warrants Revenue	2.00	9/1/15	$526

	Arizona — 5.74%
650	Arizona State Transportation Board Grant Anticipation Notes Revenue, Series A	5.00	7/1/17	704
460	Gilbert Arizona Public Facilities Municipal Property Corp. Revenue	5.00	7/1/17	498

				1,202

	Arkansas — 1.97%
400	Rogers Arkansas Sales & USE Tax Revenue	3.00	11/1/16	412

	Colorado — 2.42%
500	Colorado Springs Colorado Utilities Revenue, Series C-1	4.00	11/15/15	507

	Delaware — 2.73%
570	New Castle County Delaware, GO, Series A	3.00	7/15/15	571

	Florida — 2.03%
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	268
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	158

				426

	Illinois — 9.89%
500	Kane County Illinois Forest Preserve District, GO	4.00	12/15/15	508
425	Mchenry County Illinois Conservation District, GO	5.00	2/1/20	489
475	Northbrook Illinois, GO, Series A	5.00	12/1/19	548
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	523

				2,068

	Iowa — 5.11%
450	Waukee Iowa Community School District, GO, Series C	5.00	6/1/19	512
500	West Des Moines Iowa, GO, Series B	5.00	6/1/18	557

				1,069

	Maryland — 2.50%
450	Maryland State, GO, Series A	5.00	3/1/20	524

	Massachusetts — 2.57%
525	Ashburnham Massachusetts, GO	5.00	1/15/16	538

	Michigan — 10.18%
1,000	Michigan State, GO, Series A	4.00	11/1/16	1,045
500	Michigan State Trunk Line Revenue (NATL-RE/FGIC)	5.25	11/1/15	508
500	Oakland University Michigan Revenue	5.00	3/1/21	580

				2,133

	Nevada — 2.64%
535	Las Vegas Valley Nevada Water District, GO, Series B	4.00	6/1/16	552

	New Jersey — 0.69%
130	South Brunswick Township New Jersey, GO	4.00	9/1/20	144

	New Mexico — 2.62%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	549

	New York — 10.45%
525	Albany NY, GO, Series A	3.00	6/1/17	547
310	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D, ETM (Pre-Refunded/Escrowed to Maturity)	5.00	11/1/17	339
1,190	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D	5.00	11/1/17	1,302

				2,188

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — June 30, 2015

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio — 3.52%
$730	Ohio State, GO	3.00	11/1/15	$737

	Pennsylvania — 1.83%
380	South Eastern Pennsylvania School District York County, GO (State Aid Withholding)	2.00	2/15/16	384

	Tennessee — 2.69%
525	Tennessee State School Bond Authority Revenue, Series A	4.00	11/1/17	564

	Texas — 5.74%
745	College Station Texas, GO	5.00	2/15/16	767
400	Hurst-Euless-Bedford Texas Independent School District, GO (PSF-GTD)	5.00	8/15/17	435

				1,202

	Utah — 2.54%
500	Washington County Utah Water Conservancy District Revenue	5.25	10/1/16	530

	Virginia — 1.26%
250	Virginia State CommonwealthTransprtation Board Revenue, Series B	5.00	9/15/16	264

	Washington — 13.32%
200	Cascade Water Alliance Washington Water System Revenue (AMBAC)	5.00	9/1/15	202
475	Clark County Washington Public Utilities District No. 1 System Revenue	5.00	1/1/18	520
275	King County Washington, GO, Series B	4.00	12/1/16	289
350	King County Washington Sewer Revenue, Callable 7/1/20 @ 100.00	5.00	1/1/22	404
500	Tacoma Washington Electric System Revenue, Series A	4.00	1/1/20	553
800	Washington State Health Care Facilities Authority, Catholic Health Revenue, Series A	5.00	2/1/16	820

				2,788

	Wisconsin — 3.79%
600	Madison Wisconsin Area Technical College, Promissory Notes, GO, Series B	3.00	3/1/16	610
175	Wisconsin State Clean Water Revenue, Series 3	5.00	6/1/16	182

				792

	Total Municipal Bonds			20,670

	Mutual Fund — 0.19%
38,640	SSgA Treasury Money Market Fund (a)	0.00		39

	Total Mutual Fund			39

	Total Investments (cost $20,541) — 98.93%			20,709
	Other assets in excess of liabilities — 1.07%			224

	Net Assets — 100.00%			$20,933

(a)	The rate disclosed is the rate in effect on June 30, 2015.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

As of June 30, 2015, 100% of the Portfolio’s net assets were managed by Breckenridge Capital Advisors, Inc.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 93.89%
	Alabama — 2.51%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	$1,662
2,500	Alabama State Public School & College Authority Revenue, Series B	5.00	1/1/19	2,814
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,827
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,302

				10,605

	Alaska — 0.62%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,608

	Arizona — 0.85%
1,500	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00	7/1/21	1,772
1,625	Phoenix Arizona Civic Improvement Corp. Transportation Excise Tax Revenue	5.00	7/1/18	1,813

				3,585

	Arkansas — 0.33%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00	2/1/23	1,373

	California — 11.70%
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,757
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,788
3,705	California State Department of Water Resources Revenue, Central Valley Project	5.25	7/1/22	3,718
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,098
1,000	California State Public Works Board Lease Revenue, Series B	5.00	10/1/21	1,182
565	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	566
1,480	Los Angeles California Wastewater System Revenue, Series D	5.00	6/1/21	1,754
2,500	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/20	2,923
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	1,956
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,787
1,250	North Natomas California Community Facilities District Special Tax Revenue, Series E	5.00	9/1/18	1,370
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	5,959
3,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	3,883
3,925	San Francisco California City & County Airports Commission International Terminal Revenue, Series F, AMT, Callable 5/1/21 @ 100.00	5.00	5/1/22	4,474
65	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	71
1,500	University of California Revenue, Series AO	5.00	5/15/20	1,756
1,435	University of California Revenue, Series Q	5.25	5/15/23	1,570

				49,612

	Colorado — 1.24%
3,495	Colorado State Educational & Cultural Facilities Authority Revenue, Series B	5.00	4/1/19	3,943
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT, Callable 7/1/16 @ 100.00	5.00	11/15/19	1,302

				5,245

	Connecticut — 0.70%
2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00	9/1/21	2,940

	Florida — 10.77%
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,249
2,500	Citizens Property Insurance Corp. Florida Revenue, Senior Secured Bonds, Series A-1	5.00	6/1/19	2,811
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1, Callable 12/1/19 @ 100.00	5.00	6/1/20	5,645
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,064

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$2,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	$2,311
4,435	Florida State Turnpike Authority Revenue, Department of Transportation, Series C	5.00	7/1/20	5,157
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,352
1,100	JEA Florida Electric System Revenue, Series A	5.00	10/1/20	1,281
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,126
1,600	Lee County Florida Transportation Facilities Revenue (AGM)	5.00	10/1/20	1,863
4,570	Miami-Dade County Florida Aviation Revenue, Series A	5.00	10/1/21	5,268
2,000	Orange Country Florida Tourist Development Tax Revenue	5.00	10/1/20	2,333
2,250	Orlando & Orange County Expressway Authority Revenue, Series B	5.00	7/1/17	2,430
1,845	Palm Beach County Florida School Board, Series D	5.00	8/1/21	2,139
1,155	Tampa Bay Florida Water Regional Supply Authority Utility System Revenue	5.00	10/1/20	1,355

				45,384

	Georgia — 4.10%
1,000	Atlanta Georgia Development Authority revenue, Series A-1	5.00	7/1/23	1,169
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,370
1,700	Atlanta Georgia Water & Wastewater Revenue, Series B	5.00	11/1/19	1,958
3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00	10/1/21	3,562
4,500	Metropolitan Atlanta Georgia Rapid Transit Authority Sales Tax Revenue, Series A (NATL-RE)	5.00	7/1/19	5,141
1,000	Municipal Electric Authority of Georgia Revenue, Series D, Callable 7/1/18 @ 100.00	5.75	1/1/19	1,134

				17,334

	Idaho — 0.08%
350	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	356

	Illinois — 2.91%
2,550	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Callable 8/13/15 @ 100.00 (a)	7.46	2/15/26	1,749
1,205	City of Chicago Illinois Water Revenue	4.00	11/1/19	1,277
2,500	Illinois State Sales Tax Revenue (NATL-RE)	5.75	6/15/18	2,813
2,490	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	2,651
3,500	Railsplitter Illinois Tobacco Settlement Authority Revenue	5.00	6/1/18	3,800

				12,290

	Indiana — 0.98%
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00	2/1/23	1,182
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,798
1,000	Richmond Indiana Hospital Authority Revenue, Reid Hospital & Health Care, Series A	5.00	1/1/21	1,147

				4,127

	Kansas — 0.28%
1,185	Kansas State Department of Transportation Highway Revenue, Series B-5 (b)	0.52	9/1/19	1,180

	Louisiana — 1.84%
1,000	Louisiana Stadium & Exposition District, Series A	5.00	7/1/18	1,111
6,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00	5/15/19	6,686

				7,797

	Massachusetts — 6.75%
1,690	Massachusetts State Clean Energy Cooperative Corp. Revenue	4.00	7/1/17	1,793
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00	7/1/19	5,242
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,627

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Massachusetts (continued)
$2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	$2,467
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,369
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,530
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,524
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,397
5,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B	5.00	10/15/18	5,627

				28,576

	Michigan — 5.71%
2,300	Michigan State Finance Authority Revenue, Beaumont Health Credit Group	4.00	8/1/20	2,534
2,000	Michigan State Finance Authority Revenue, Detroit School District, Series A (Q-SBLF)	5.00	5/1/21	2,289
4,000	Michigan State Finance Authority Revenue, Series D1 (AGM)	5.00	7/1/21	4,562
6,000	Michigan State Finance Authority Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/21	6,663
2,000	Michigan State, GO, Series A	5.00	11/1/19	2,303
2,530	Michigan State Trunk Line Revenue	5.00	11/15/18	2,847
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,800
1,000	Wayne County Michigan Airport Authority Revenue, Series A, AMT	5.00	12/1/19	1,120

				24,118

	Minnesota — 0.26%
1,000	Western Minnesota Municipal Power Agency Revenue, Series A	4.00	1/1/19	1,094

	Missouri — 2.14%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00	9/1/20	2,846
1,600	Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Series A	5.00	1/1/21	1,855
2,410	Missouri State Regional Convention & Sports Complex Authority Revenue, Series A	5.00	8/15/17	2,613
1,500	Missouri State Development Finance Board Infrastructure Facilities Revenue, Branson Landing Project, Series A	5.00	6/1/20	1,721

				9,035

	Nevada — 1.35%
4,865	Las Vegas Valley Nevada Water District, GO, Series A	5.00	6/1/21	5,713

	New Jersey — 1.53%
750	New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.	5.00	7/1/19	848
5,000	New Jersey State Higher Education Assistance Authority Senior Revenue, Series 2015-1A	5.00	12/1/20	5,615

				6,463

	New Mexico — 0.83%
1,000	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Series B (RBC: ROYAL BANK OF CANADA) (b)	0.77	2/1/19	1,003
2,500	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Callable 2/1/19 @ 100.00 (SPA) (b)	0.87	11/1/39	2,503

				3,506

	New York — 10.42%
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00	11/15/22	2,484
1,500	Metropolitan Transportation Authority New York Revenue, Series C	5.00	11/15/18	1,687
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,355
3,020	New York State, GO, Series E, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,429
3,250	New York State, GO, Series G	5.00	8/1/19	3,707

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	$2,846
2,000	New York City Transitional Finance Authority Future Tax Revenue, Series E	5.00	11/1/18	2,252
1,520	New York City Transitional Finance Authority Building AID Revenue, Series S-2 (STATE AID WITHHOLDING)	5.00	7/15/21	1,787
325	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	328
2,500	New York State Dormitory Authority State Personal Income Tax Revenue, Series A	5.00	2/15/19	2,831
1,200	New York State Thruway Authority Revenue, Series J	5.00	1/1/20	1,380
5,000	New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Series A	5.00	5/1/19	5,649
3,000	Port Authority of New York & New Jersey NY Revenue, Consolidated 175th Series	5.00	12/1/17	3,292
2,000	Port Authority of New York & New Jersey NY Revenue, Consolidated 185th Series, AMT	5.00	9/1/22	2,316
3,000	Sales Tax Asset Receivable Corp. NY Revenue, Series A	5.00	10/15/19	3,470
2,500	Triborough New York Bridge & Tunnel Authority Revenue, Series 2003B-2, Callable 6/3/19 @ 100.00 (b),(c)	0.47	1/1/33	2,496
1,500	Triborough New York Bridge & Tunnel Authority Revenue, Series A (GO of Authority)	5.00	11/15/18	1,690

				43,999

	Ohio — 3.22%
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,371
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,166
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	2,959
1,875	Ohio State Capital Facilities Lease Appropriation Revenue, Administrative Building Fund Project, Series A	5.00	10/1/18	2,099

				13,595

	Pennsylvania — 3.62%
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,297
2,960	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B, Callable 1/1/18 @ 100.00	5.00	7/1/21	3,233
3,500	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B, Callable 7/1/17 @ 100.00	5.00	1/1/22	3,790
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,785
1,590	Pittsburgh Pennsylvania Water & Sewer Authority Revenue, First Lien, Series A (AGM)	5.00	9/1/19	1,802
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,306

				15,213

	South Carolina — 0.93%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	3,927

	South Dakota — 0.02%
80	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	82

	Texas — 14.10%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	1,942
1,000	Austin Texas Community College District, GO	5.00	8/1/23	1,193
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E, AMT	5.00	11/1/19	3,968
20	Dallas Texas, GO, Series A, ETM	5.00	2/15/18	22
2,090	Dickinson Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,451
1,000	El Paso Texas Water & Sewer Revenue	5.00	3/1/22	1,181
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,526
2,800	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/19	3,171
3,235	Harris County Houston Texas Sports Authority Revenue, Series A	5.00	11/15/20	3,736

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$1,450	Houston Texas Community College Revenue	5.00	4/15/21	$1,686
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,296
2,500	Houston Texas Utility System Revenue (b)	0.97	5/15/34	2,502
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/21	1,165
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/22	1,170
3,400	North East Texas Independent School District, GO (PSF-GTD)	5.00	2/1/20	3,922
1,695	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	1,970
2,500	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	2,880
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	2,910
2,000	San Antonio Texas, GO	5.00	2/1/20	2,307
4,150	San Antonio Texas Electricity & Gas Revenue, Junior Lien	5.00	2/1/20	4,764
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,756
1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00	5/15/22	1,390
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	2,904
1,500	Texas State Transportation Commission Highway Fund Revenue, Series A	5.00	4/1/19	1,708

				59,520

	Utah — 0.42%
1,500	Intermountain Power Agency Power Supply Revenue, Series A	5.00	7/1/17	1,622
160	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, AMT, Callable 8/13/15 @ 100.00	5.00	7/1/18	160

				1,782

	Washington — 3.40%
1,155	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A	5.00	7/1/20	1,345
1,070	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/20	1,216
1,650	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/21	1,900
1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/22	1,646
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,165
2,500	Washington State, GO, Series B	5.00	7/1/23	2,998
2,500	Washington State Motor Vehicle Fuel Tax, GO, Series C	5.00	2/1/21	2,932
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,146

				14,348

	Wisconsin — 0.28%
1,000	Wisconsin State Health & Educational Facilities Authority Health Facilities Revenue, UnityPoint Health, Series A	5.00	12/1/21	1,167

	Total Municipal Bonds			396,574

	Corporate Bond — 0.00%
3,939	ASC Equipment (Trading Companies & Distributors)* (d)(e)	5.13	3/1/08	—

	Total Corporate Bond			—

	Time Deposit — 2.31%
9,775	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	7/1/15	9,775

	Total Time Deposit			9,775

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — June 30, 2015

Shares		Rate %	Maturity Date	Value (000)
	Mutual Fund — 4.87%
20,563,266	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (f)	0.00		$20,563

	Total Mutual Fund			20,563

	Total Investments (cost $419,500) — 101.07%			426,912
	Liabilities in excess of other assets — (1.07)%			(4,504)

	Net Assets — 100.00%			$422,408

Amounts	designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

(a)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.41% of the Portfolio’s net assets.

(b)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2015. The maturity date represents actual maturity date.

(c)	Continuously callable.

(d)	Escrow security due to bankruptcy.

(e)	Issuer has defaulted on the payment of principal and interest. These securities have been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.

(f)	The rate disclosed is the rate in effect on June 30, 2015.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

GTY — Guaranty

MBIA — Municipal Bond Insurance Association

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Intermediate Term Municipal Bond Portfolio	Standish Mellon Asset Management Company	HC Capital Solutions	Total
Municipal Bonds	93.89%	—	93.89%
Corporate Bond	0.00%	—	0.00%
Time Deposit	2.31%	—	2.31%
Mutual Fund	—	4.87%	4.87%
Other Assets (Liabilities)	-1.07%	—	-1.07%

Total Net Assets	95.13%	4.87%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 95.67%
	Alabama — 6.21%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,706
1,235	Birmingham Alabama, GO, Series A, Callable 6/1/24 @ 100.00	5.00	12/1/26	1,433
1,000	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	1,165
500	Tuscaloosa Alabama, GO, Series C	3.00	1/1/18	523

				4,827

	Arizona — 0.20%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	153

	California — 3.44%
620	California State Department Water Resources Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	727
380	California State Department Water Resources Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	440
1,500	Los Angeles California Unified School District, GO, Series A-2, Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,500

				2,667

	Florida — 16.51%
1,550	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	1,624
400	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	405
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,596
895	Lee County Florida Water & Sewer Revenue Certification of Participation	4.00	10/1/15	903
1,000	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	1,158
1,750	Miami-Dade County Florida School Board, Series A, Callable 11/1/16 @ 100.00 (Insurance/Program – AMBAC)	5.00	11/1/31	1,850
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,172
1,085	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	1,289
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,059
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,772

				12,828

	Hawaii — 2.25%
1,500	Honolulu City & County Hawaii, GO, Series B, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,750

	Idaho — 1.91%
1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,484

	Illinois — 2.17%
1,325	DuPage & Cook Counties Illinois Community Unit School District #205, GO (NATL-RE)	5.50	1/1/16	1,357
320	Northbrook Illinois, GO	3.00	12/1/15	324

				1,681

	Maryland — 1.96%
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,520

	Massachusetts — 1.55%
1,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	1,201

	Michigan — 1.42%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,106

	Minnesota — 0.58%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	448

	Nebraska — 1.37%
1,000	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	1,061

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — June 30, 2015

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Nevada — 4.15%
$800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	$958
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,333
800	Nevada State System of Higher Education Certificates of Participation, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	929

				3,220

	New York — 3.21%
1,495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	1,763
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	736

				2,499

	North Carolina — 1.32%
1,000	North Carolina State Grant Anticipation Revenue, Vehicle Garvee	5.00	3/1/16	1,028

	Ohio — 8.51%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	803
1,600	Columbus Ohio State, GO, Series 1, Callable 7/1/23 @ 100.00	5.00	7/1/24	1,929
1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,612
1,000	Ohio State, GO, Series B	5.00	9/15/17	1,091
1,000	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	1,176

				6,611

	Oklahoma — 2.20%
450	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	2.00	7/1/16	457
1,150	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	1,244

				1,701

	Pennsylvania — 4.85%
1,010	Lackawanna County Pennsylvania Abington Heights School District, GO (State Aid Withholding)	3.00	3/15/16	1,028
1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,599
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,144

				3,771

	South Carolina — 1.60%
1,100	Richland County School District No. 2, GO, Series A, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,245

	Texas — 12.94%
1,000	Collin County Texas, GO, Series A	4.00	2/15/19	1,097
1,250	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	1,466
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, Texas Childrens Hospital, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,736
300	La Porte Texas Independent School District, GO	4.00	2/15/17	316
1,000	San Antonio Texas Electric & Gas Systems Revenue, Series D	5.00	2/1/17	1,068
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,620
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	1,931
750	Webb County Texas, GO	4.50	2/15/19	823

				10,057

	Washington — 15.64%
500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	546
1,000	King County Washington, GO	5.25	1/1/23	1,216
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,628
750	King County Washington Sewer Revenue	5.00	1/1/20	865
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,749
1,150	Skagit County Washington, GO	4.00	12/1/17	1,233
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,728

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — June 30, 2015

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington (continued)
$1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	$1,982
1,100	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series A	5.00	10/1/17	1,199

				12,146

	Wisconsin — 1.68%
1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	4/1/21	1,307

	Total Municipal Bonds			74,311

	Mutual Funds — 5.05%
3,793,074	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (a)	0.00		3,793
133,352	SSgA Treasury Money Market Fund (a)	0.00		133

	Total Mutual Funds			3,926

	Total Investments (cost $76,045) — 100.72%			78,237
	Liabilities in excess of other assets — (0.72)%			(560)

	Net Assets — 100.00%			$77,677

(a)	The rate disclosed is the rate in effect on June 30, 2015.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

SCSDE — Insured by South Carolina School Discount Enhancement

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Intermediate Term Municipal Bond II Portfolio	Breckenridge Capital Advisors, Inc.	HC Capital Solutions	Total
Municipal Bonds	95.67%	—	95.67%
Mutual Fund	0.18%	4.87%	5.05%
Other Assets (Liabilities)	-0.72%	—	-0.72%

Total Net Assets	95.13%	4.87%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

Statements of Assets and Liabilities

As of June 30, 2015

(Amounts in thousands except per share amounts)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
ASSETS:
Investments, at cost	$539,622	$794,354	$599,230	$973,369
Repurchase agreements, at value and cost	2,411	3,770	—	—
Unrealized appreciation	77,376	107,839	219,302	268,910

Investments, at value	619,409	905,963	818,532	1,242,279
Cash	17,007	20,025	63,958	72,674
Foreign currency, at value (Cost $0, $0, $0 and $2, respectively)	—	—	—	2
Dividends and interest receivable	1,192	1,743	717	1,080
Margin deposits	1,403	1,442	4,898	6,129
Receivable for portfolio shares issued	174	423	204	309
Receivable from investments sold	—	—	528	815
Foreign tax reclaims receivable	6	10	56	3
Prepaid expenses	17	16	19	21

Total assets	639,208	929,622	888,912	1,323,312

LIABILITIES:
Unrealized depreciation on futures contracts	405	406	1,438	1,825
Payable for investments purchased	2,925	5,527	11	19
Payable for portfolio shares redeemed	9,362	2	13,331	1,256
Payable for collateral received on loaned securities	3,021	6,563	121	302
Advisory fees payable	220	319	261	406
Management fees payable	27	39	37	56
Administrative services fees payable	4	6	6	7
Trustee fees payable	6	9	9	13
Other accrued expenses	53	71	71	109

Total liabilities	16,023	12,942	15,285	3,993

NET ASSETS	$623,185	$916,680	$873,627	$1,319,319

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$34	$68	$39	$77
Additional paid-in capital	536,176	729,487	528,454	868,945
Accumulated net investment income	337	616	250	605
Accumulated net realized gain from investment transactions	9,667	79,076	127,020	182,607
Net unrealized appreciation on investments	76,971	107,433	217,864	267,085

Net Assets	$623,185	$916,680	$873,627	$1,319,319

NET ASSETS:
HC Strategic Shares	$622,022	$915,067	$872,004	$1,317,132
HC Advisors Shares	1,163	1,613	1,623	2,187

Total	$623,185	$916,680	$873,627	$1,319,319

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	33,700	67,810	38,975	76,827
HC Advisors Shares	63	119	73	128

Total	33,763	67,929	39,048	76,955

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$18.46	$13.49	$22.37	$17.14

HC Advisors Shares	$18.46	$13.50	$22.35	$17.15

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of June 30, 2015

(Amounts in thousands except per share amounts)

	The Small Capitalization– Mid Capitalization Equity Portfolio	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
ASSETS:
Investments, at cost	$86,133	$147,235	$114,219	$931,430
Repurchase agreements, at value and cost	570	3,337	—	237,059
Unrealized appreciation (depreciation)	27,112	51,294	17,137	(25,649)

Investments, at value	113,815	201,866	131,356	1,142,840
Cash	3,768	4,243	1,858	45,334
Foreign currency, at value (Cost $0, $0, $0 and $2,113, respectively)	—	—	—	2,105
Segregated cash for collateral	—	—	—	2,958
Swap agreements at value	—	—	—	5,260
Unrealized appreciation on futures contracts	36	64	—	4
Unrealized appreciation on forward currency contracts	—	—	—	486
Dividends and interest receivable	52	100	444	2,544
Margin deposits	159	274	289	24,337
Receivable for portfolio shares issued	—	7	32	311
Receivable from investments sold	403	740	—	3,758
Foreign tax reclaims receivable	—	—	3	246
Variation margin receivable on futures contracts	—	—	—	422
Variation margin receivable on interest rate swap agreements	—	—	—	46
Prepaid expenses	12	12	7	32

Total assets	118,245	207,306	133,989	1,230,683

LIABILITIES:
Written options, at fair value (premiums received $0, $0, $0 and $463, respectively)	—	—	—	468
Swap agreements, at value	—	—	—	564
Unrealized depreciation on forward currency contracts	—	—	—	716
Unrealized depreciation on futures contracts	—	—	70	5,853
Payable for investments purchased	905	1,518	—	1,419
Payable for portfolio shares redeemed	1,310	501	936	3,584
Payable for collateral received on loaned securities	992	4,461	—	20,645
Payable to broker for swap collateral	—	—	—	1,081
Variation margin payable on futures contracts	—	—	—	1,009
Variation margin payable on interest rate swap agreements	—	—	—	27
Accrued foreign capital gains tax	—	—	—	29
Advisory fees payable	72	107	205	423
Management fees payable	5	8	6	50
Administrative services fees payable	1	1	1	6
Trustee fees payable	1	2	—	12
Other accrued expenses	10	20	13	159

Total liabilities	3,296	6,618	1,231	36,045

NET ASSETS	$114,949	$200,688	$132,758	$1,194,638

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$5	$12	$41	$136
Additional paid-in capital	105,679	144,382	101,550	1,428,001
Accumulated net investment income/(distributions in excess of net investment income)	(83)	(157)	—	(1,354)
Accumulated net realized gain/(loss) from investment transactions	(17,800)	5,093	14,100	(204,235)
Net unrealized appreciation/(depreciation) on investments	27,148	51,358	17,067	(27,910)

Net Assets	$114,949	$200,688	$132,758	$1,194,638

NET ASSETS:
HC Strategic Shares	$114,754	$200,423	$132,758	$1,193,003
HC Advisors Shares	195	265	—	1,635

Total	$114,949	$200,688	$132,758	$1,194,638

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	5,059	12,065	41,001	135,550
HC Advisors Shares	9	16	—	186

Total	5,068	12,081	41,001	135,736

Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$22.68	$16.61	$3.24	$8.80

HC Advisors Shares	$22.66	$16.61	$—	$8.80

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. See Note 2O in Notes to Financial Statements for basis of consolidation.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of June 30, 2015

(Amounts in thousands except per share amounts)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
ASSETS:
Investments, at cost	$1,381,153	$2,671,311	$1,857,908	$105,088
Repurchase agreements, at value and cost	8,884	15,040	7,723	—
Unrealized appreciation (depreciation)	105,003	135,246	(66,763)	(637)

Investments, at value	1,495,040	2,821,597	1,798,868	104,451
Cash	58,488	65,537	82,184	10
Foreign currency, at value (Cost $4,643, $9,099, $20,823 and $0, respectively)	4,678	8,628	20,712	—
Unrealized appreciation on futures contracts	50	68	—	—
Dividends and interest receivable	5,776	10,639	12,101	574
Margin deposits	2,787	2,873	5,157	—
Receivable for portfolio shares issued	146	573	761	29
Receivable from investments sold	791	3,611	2,804	1,143
Foreign tax reclaims receivable	2,605	4,731	43	—
TBA sale commitments receivable	—	—	—	288
Variation margin receivable on futures contracts	10	20	—	—
Prepaid expenses	25	29	22	7

Total assets	1,570,396	2,918,306	1,922,652	106,502

LIABILITIES:
Unrealized depreciation on futures contracts	—	—	775	—
TBA sale commitments, at fair value	—	—	—	288
Distributions payable	—	—	—	6
Payable for investments purchased	6,450	14,056	3,973	6,407
Payable for portfolio shares redeemed	21,495	5	6,913	21
Payable for collateral received on loaned securities	16,383	28,989	13,445	—
Accrued foreign capital gains tax	32	59	233	—
Advisory fees payable	309	529	537	5
Management fees payable	65	122	78	4
Administrative services fees payable	10	19	13	1
Trustee fees payable	14	28	18	1
Other accrued expenses	222	406	603	21

Total liabilities	44,980	44,213	26,588	6,754

NET ASSETS	$1,525,416	$2,874,093	$1,896,064	$99,748

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$136	$272	$108	$10
Additional paid-in capital	1,357,982	2,653,744	1,987,580	99,479
Accumulated net investment income/(distributions in excess of net investment income)	532	(322)	18,500	45
Accumulated net realized gain/(loss) from investment transactions	61,968	85,734	(42,133)	851
Net unrealized appreciation/(depreciation) on investments	104,798	134,665	(67,991)	(637)

Net Assets	$1,525,416	$2,874,093	$1,896,064	$99,748

NET ASSETS:
HC Strategic Shares	$1,522,384	$2,869,985	$1,893,047	$96,952
HC Advisors Shares	3,032	4,108	3,017	2,796

Total	$1,525,416	$2,874,093	$1,896,064	$99,748

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	136,171	271,378	107,712	9,915
HC Advisors Shares	271	389	172	286

Total	136,442	271,767	107,884	10,201

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$11.18	$10.58	$17.58	$9.78

HC Advisors Shares	$11.18	$10.57	$17.57	$9.77

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of June 30, 2015

(Amounts in thousands except per share amounts)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio
ASSETS:
Investments, at cost	$805,509	$262,501	$507,672	$229,882
Repurchase agreements, at value and cost	11,406	—	—	—
Unrealized appreciation (depreciation)	(16,714)	2,284	2,360	(6,694)

Investments, at value	800,201	264,785	510,032	223,188
Cash	21,739	—	—	716
Foreign currency, at value (Cost $132, $0, $0 and $0, respectively)	134	—	—	—
Dividends and interest receivable	10,653	1,210	1,877	2,485
Margin deposits	1,126	—	—	—
Receivable for portfolio shares issued	217	505	21	642
Receivable from investments sold	1,222	4,550	3,354	29
Prepaid expenses	12	8	27	13

Total assets	835,304	271,058	515,311	227,073

LIABILITIES:
Unrealized depreciation on forward currency contracts	164	—	—	—
Unrealized depreciation on futures contracts	23	—	—	—
Distributions payable	—	56	—	86
Payable for investments purchased	1,217	5,261	3,358	1,353
Payable for portfolio shares redeemed	3,734	2,689	1,666	2,244
Payable for collateral received on loaned securities	18,120	—	—	—
Advisory fees payable	377	12	16	14
Management fees payable	34	11	21	9
Administrative services fees payable	3	2	—	2
Trustee fees payable	8	3	1	2
Other accrued expenses	64	26	72	34

Total liabilities	23,744	8,060	5,134	3,744

NET ASSETS	$811,560	$262,998	$510,177	$223,329

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$115	$26	$51	$23
Additional paid-in capital	822,623	259,354	509,922	224,405
Accumulated net investment income/(distributions in excess of net investment income)	2,991	64	(1,641)	112
Accumulated net realized gain from investment transactions	2,737	1,270	(515)	5,483
Net unrealized appreciation/(depreciation) on investments	(16,906)	2,284	2,360	(6,694)

Net Assets	$811,560	$262,998	$510,177	$223,329

NET ASSETS:
HC Strategic Shares	$810,466	$262,998	$510,176	$223,329
HC Advisor Shares	1,094	—	1	—

Total	$811,560	$262,998	$510,177	$223,329

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	114,402	26,253	50,918	22,600
HC Advisor Shares	154	—	—	—

Total	114,556	26,253	50,918	22,600

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$7.08	$10.02	$10.02	$9.88

HC Advisor Shares	$7.08	$—	$10.01	$—

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (concluded)

As of June 30, 2015

(Amounts in thousands except per share amounts)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments, at cost	$287,386	$20,541	$419,500	$76,045
Unrealized appreciation	1,937	168	7,412	2,192

Investments, at value	289,323	20,709	426,912	78,237
Interest receivable	620	226	5,091	943
Receivable for portfolio shares issued	752	—	150	50
Receivable from investments sold	8,130	—	—	—
TBA sale commitments receivable	1,788	—	—	—
Prepaid expenses	10	5	13	9

Total assets	300,623	20,940	432,166	79,239

LIABILITIES:
TBA sale commitments, at fair value	1,788	—	—	—
Distributions payable	123	—	33	7
Payable for investments purchased	44,056	—	9,210	1,483
Payable for portfolio shares redeemed	2,571	1	286	50
Income payable on TBA sale commitments	3	—	—	—
Advisory fees payable	12	2	164	8
Management fees payable	10	1	17	3
Administrative services fees payable	2	—	3	—
Trustee fees payable	3	—	4	1
Other accrued expenses	27	3	41	10

Total liabilities	48,595	7	9,758	1,562

NET ASSETS	$252,028	$20,933	$422,408	$77,677

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$25	$2	$42	$8
Additional paid-in capital	255,848	20,768	422,842	75,469
Accumulated net investment income/(distributions in excess of net investment income)	127	(7)	238	5
Accumulated net realized gain/(loss) from investment transactions	(5,909)	2	(8,126)	3
Net unrealized appreciation on investments	1,937	168	7,412	2,192

Net Assets	$252,028	$20,933	$422,408	$77,677

NET ASSETS:
HC Strategic Shares	$252,028	$20,933	$420,423	$77,102
HC Advisors Shares	—	—	1,985	575

Total	$252,028	$20,933	$422,408	$77,677

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	25,696	2,107	41,776	7,477
HC Advisors Shares	—	—	197	56

Total	25,696	2,107	41,973	7,533

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$9.81	$9.94	$10.06	$10.31

HC Advisors Shares	$—	$—	$10.06	$10.31

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations

For the Year Ended June 30, 2015

(Amounts in thousands)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
INVESTMENT INCOME:
Interest	$13	$1	$—	$1,552
Dividends (net of foreign withholding tax of $9, $13, $8 and $22, respectively)	14,064	22,103	10,308	15,815
Income from securities lending (net of fees of $42, $67, $6 and $9, respectively)	167	268	27	38

Total Investment Income	14,244	22,372	10,335	17,405

EXPENSES:
Advisory fees	1,136	1,793	1,686	2,603
Management fees	320	504	439	717
Administrative services fees	186	293	255	416
Distribution fees – HC Advisors Shares	3	4	4	5
Professional fees	71	85	85	127
Transfer agent fees	5	7	7	11
Compliance service fees	7	10	10	17
Custodian fees	51	63	64	108
Registration and filing fees	19	5	20	10
Trustee fees	24	36	37	60
Other	31	46	52	86

Total expenses before waivers and expenses paid indirectly	1,853	2,846	2,659	4,160
Less: Expenses waived by Specialist Manager	—	—	(25)	(30)
Less: Distribution fees waived – HC Advisors Shares	(3)	(4)	(4)	(5)
Expenses paid indirectly	(54)	(91)	(24)	(46)

Net Expenses	1,796	2,751	2,606	4,079

Net Investment Income	12,448	19,621	7,729	13,326

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	79,144	129,429	151,835	203,878
Net realized gains/(losses) from futures transactions	88	105	657	12,655
Net realized gains/(losses) from written options transactions	—	—	—	(106)
Net realized gains/(losses) from swap transactions	—	—	—	(2,922)
Net realized gains/(losses) from foreign currency transactions	—	—	—	2,120

Net realized gains/(losses) from investments, futures, written options, swap transactions, and foreign currency transactions	79,232	129,534	152,492	215,625
Change in unrealized appreciation/(depreciation) on investments	(58,332)	(97,658)	(64,493)	(71,632)
Change in unrealized appreciation/(depreciation) on futures	(405)	(406)	(1,438)	(3,849)
Change in unrealized appreciation/(depreciation) on written options	—	—	—	(3)
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	(64)
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	—	—	(5)

Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps, foreign currency translations	(58,737)	(98,064)	(65,931)	(75,553)

Net realized/unrealized gains/(losses) from investments, futures, written options, swaps, and foreign currency transactions	20,495	31,470	86,561	140,072

Change in net assets resulting from operations	$32,943	$51,091	$94,290	$153,398

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Year Ended June 30, 2015

(Amounts in thousands)

	The Small Capitalization– Mid Capitalization Equity Portfolio	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
INVESTMENT INCOME:
Interest	$—	$1	$—	$1,995
Dividends (net of foreign withholding tax of $3, $5, $10 and $1,605, respectively)	793	1,397	3,164	20,329
Income from securities lending (net of fees of $16, $41, $0 and $80, respectively)	63	167	—	326

Total Investment Income	856	1,565	3,164	22,650

EXPENSES:
Advisory fees	728	1,294	1,029	5,603
Management fees	56	95	79	559
Administrative services fees	32	56	47	324
Distribution fees – HC Advisors Shares	—	1	—	4
Professional fees	24	16	29	166
Transfer agent fees	1	1	1	9
Compliance service fees	1	2	2	16
Custodian fees	26	18	20	201
Registration and filing fees	23	23	6	20
Trustee fees	5	7	8	58
Other	37	13	23	62

Total expenses before waivers and expenses paid indirectly	933	1,526	1,244	7,022
Less: Distribution fees waived – HC Advisors Shares	—	(1)	—	(4)
Expenses paid indirectly	(8)	(10)	(2)	(9)

Net Expenses	925	1,515	1,242	7,009

Net Investment Income/(Loss)	(69)	50	1,922	15,641

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	10,633	11,873	18,429	(43,958)
Net realized gains/(losses) from futures transactions	(29)	(74)	(210)	(46,944)
Net realized gains/(losses) from written options transactions	—	—	—	287
Net realized gains/(losses) from swap transactions	—	—	—	(70,828)
Net realized gains/(losses) from foreign currency transactions	—	—	(2)	5,044

Net realized gains/(losses) from investments, futures, written options, swap transactions, and foreign currency transactions	10,604	11,799	18,217	(156,399)
Change in unrealized appreciation/(depreciation) on investments (Net of deferred foreign tax)	(2,996)	1,858	(6,228)	(130,866)
Change in unrealized appreciation/(depreciation) on futures	36	64	(70)	(13,195)
Change in unrealized appreciation/(depreciation) on written options	—	—	—	(38)
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	4,525
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	—	—	(463)

Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps, foreign currency translations	(2,960)	1,922	(6,298)	(140,037)

Net realized/unrealized gains/(losses) from investments, futures, written options, swaps, and foreign currency transactions	7,644	13,721	11,919	(296,436)

Change in net assets resulting from operations	$7,575	$13,771	$13,841	$(280,795)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. See Note 2O in Notes to Financial Statements for basis of consolidation.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Year Ended June 30, 2015

(Amounts in thousands)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
INVESTMENT INCOME:
Interest	$1	$2	$2	$2,210
Dividends (net of foreign withholding tax of $6,179, $12,332, $5,805 and $0, respectively)	44,288	87,375	53,874	—
Income from securities lending (net of fees of $238, $462, $84 and $1, respectively)	947	1,852	331	3

Total Investment Income	45,236	89,229	54,207	2,213

EXPENSES:
Advisory fees	3,419	6,401	6,618	92
Management fees	758	1,462	933	51
Administrative services fees	438	846	541	29
Distribution fees – HC Advisors Shares	8	10	7	7
Professional fees	236	363	247	18
Transfer agent fees	13	24	15	1
Compliance service fees	22	43	29	1
Custodian fees	583	973	2,319	23
Registration and filing fees	22	14	15	5
Trustee fees	77	153	100	4
Other	180	293	176	47

Total expenses before waivers and expenses paid indirectly	5,756	10,582	11,000	278
Less: Distribution fees waived – HC Advisors Shares	(8)	(10)	(7)	(7)
Expenses paid indirectly	(6)	(13)	(36)	—

Net Expenses	5,742	10,559	10,957	271

Net Investment Income	39,494	78,670	43,250	1,942

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	99,429	142,133	12,758	1,528
Net realized gains/(losses) from futures transactions	(2,549)	(3,327)	(2,594)	—
Net realized gains/(losses) from foreign currency transactions	(1,499)	(2,315)	(3,947)	—

Net realized gains/(losses) from investments, futures, and foreign currency transactions	95,381	136,491	6,217	1,528
Change in unrealized appreciation/(depreciation) on investments (net of deferred foreign tax)	(206,353)	(344,197)	(205,811)	(2,243)
Change in unrealized appreciation/(depreciation) on futures	45	61	(775)	—
Change in unrealized appreciation/(depreciation) on foreign currency translations	(207)	(607)	(338)	—

Change in unrealized appreciation/(depreciation) on investments, futures, and foreign currency translations	(206,515)	(344,743)	(206,924)	(2,243)

Net realized/unrealized gains/(losses) from investments, futures, and foreign currency transactions	(111,134)	(208,252)	(200,707)	(715)

Change in net assets resulting from operations	$(71,640)	$(129,582)	$(157,457)	$1,227

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Year Ended June 30, 2015

(Amounts in thousands)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio
INVESTMENT INCOME:
Interest	$42,597	$3,580	$(359)	$6,975
Dividends	2,455	—	—	—
Income from securities lending (net of fees of $40, $0, $0 and $5, respectively)	158	—	—	19

Total Investment Income	45,210	3,580	(359)	6,994

EXPENSES:
Advisory fees	1,648	136	186	388
Management fees	404	130	259	121
Administrative services fees	236	76	148	71
Distribution fees – HC Advisors Shares	3	—	—	—
Professional fees	94	21	77	22
Transfer agent fees	6	2	4	2
Compliance service fees	11	2	9	3
Custodian fees	59	17	60	32
Registration and filing fees	19	16	125	14
Trustee fees	39	9	32	10
Other	93	28	39	22

Total expenses before waivers and expenses paid indirectly	2,612	437	939	685
Less: Distribution fees waived – HC Advisors Shares	(3)	—	—	—

Net Expenses	2,609	437	939	685

Net Investment Income/(Loss)	42,601	3,143	(1,298)	6,309

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	4,722	2,081	(420)	7,917
Net realized gains/(losses) from futures transactions	1,017	—	—	—
Net realized gains/(losses) from foreign currency transactions	440	—	—	—

Net realized gains/(losses) from investments, futures, and foreign currency transactions	6,179	2,081	(420)	7,917
Change in unrealized appreciation/(depreciation) on investments	(47,427)	324	(7,328)	(13,362)
Change in unrealized appreciation/(depreciation) on futures	(23)	—	—	—
Change in unrealized appreciation/(depreciation) on foreign currency translations	(169)	—	—	—

Change in unrealized appreciation/(depreciation) on investments, futures, and foreign currency translations	(47,619)	324	(7,328)	(13,362)

Net realized/unrealized gains/(losses) from investments, futures, and foreign currency transactions	(41,440)	2,405	(7,748)	(5,445)

Change in net assets resulting from operations	$1,161	$5,548	$(9,046)	$864

Amounts designated as “—” are $0 or have been rounded to $0

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (concluded)

For the Year Ended June 30, 2015

(Amounts in thousands)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
INVESTMENT INCOME:
Interest	$5,395	$318	$9,517	$1,622

Total Investment Income	5,395	318	9,517	1,622

EXPENSES:
Advisory fees	137	27	529	85
Management fees	130	11	210	39
Administrative services fees	76	6	122	21
Distribution fees – HC Advisors Shares	—	—	6	2
Professional fees	18	1	36	8
Transfer agent fees	2	—	3	1
Compliance service fees	2	—	4	1
Custodian fees	15	2	33	7
Registration and filing fees	16	14	15	16
Trustee fees	8	1	17	4
Other	30	4	36	11

Total expenses before waivers and expenses paid indirectly	434	66	1,011	195
Less: Distribution fees waived – HC Advisors Shares	—	—	(6)	(2)

Net Expenses	434	66	1,005	193

Net Investment Income	4,961	252	8,512	1,429

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	1,318	2	3,209	385

Change in unrealized appreciation/(depreciation) on investments	(1,122)	(214)	(5,140)	(774)

Net realized/unrealized gains/(losses) from investments	196	(212)	(1,931)	(389)

Change in net assets resulting from operations	$5,157	$40	$6,581	$1,040

Amounts designated as “—” are $0 or have been rounded to $0

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets

(Amounts in thousands)

	The Value Equity Portfolio		The Institutional Value Equity Portfolio		The Growth Equity Portfolio
	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014
Operations:
Net investment income	$12,448	$15,596	$19,621	$23,478	$7,729	$8,703
Net realized gains/(losses) from investments, futures, and foreign currency transactions	79,232	100,427	129,534	135,287	152,492	73,925
Change in unrealized appreciation/(depreciation) from investments, futures, and foreign currency transactions	(58,737)	15,325	(98,064)	38,645	(65,931)	76,692

Change in net assets resulting from operations	32,943	131,348	51,091	197,410	94,290	159,320

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(12,541)	(15,732)	(19,960)	(23,473)	(7,774)	(8,824)
HC Advisors Shares	(23)	(39)	(29)	(42)	(15)	(18)
Net realized gains/(losses) from investments, futures, foreign currency transactions:
HC Strategic Shares	—	—	(120,230)	(142,904)	(9,890)	—
HC Advisors Shares	—	—	(169)	(307)	(19)	—

Change in net assets resulting from distributions	(12,564)	(15,771)	(140,388)	(166,726)	(17,698)	(8,842)

HC Strategic Shares
Proceeds from shares issued	$27,767	$96,390	$72,971	$240,649	$38,244	$160,036
Proceeds from reinvestment of dividends	10,269	13,169	138,813	164,446	14,918	7,248
Cost of shares redeemed	(65,002)	(276,146)	(244,198)	(335,962)	(97,423)	(213,896)

Change in net assets from HC Strategic Shares of beneficial interest	(26,966)	(166,587)	(32,414)	69,133	(44,261)	(46,612)

HC Advisors Shares
Proceeds from shares issued	20	139	376	311	—	136
Cost of shares redeemed	(110)	(777)	(69)	(1,008)	(207)	(289)

Change in net assets from HC Advisors Shares of beneficial interest	(90)	(638)	307	(697)	(207)	(153)

Change in net assets from shares of beneficial interest	$(27,056)	$(167,225)	$(32,107)	$68,436	$(44,468)	$(46,765)

Change in net assets	(6,677)	(51,648)	(121,404)	99,120	32,124	103,713

Net Assets:
Beginning of period	629,862	681,510	1,038,084	938,964	841,503	737,790

End of period	$623,185	$629,862	$916,680	$1,038,084	$873,627	$841,503

Accumulated net investment income	$337	$765	$616	$1,312	$250	$335

Share Transactions:
HC Strategic Shares
Issued	1,516	5,816	5,124	16,618	1,783	8,247
Reinvested	551	792	10,313	12,076	688	374
Redeemed	(3,519)	(16,960)	(17,740)	(22,760)	(4,447)	(11,108)

Change in HC Strategic Shares	(1,452)	(10,352)	(2,303)	5,934	(1,976)	(2,487)

HC Advisors Shares
Issued	1	9	27	22	—	7
Redeemed	(6)	(45)	(5)	(69)	(9)	(15)

Change in HC Advisors Shares	(5)	(36)	22	(47)	(9)	(8)

Total change in shares	(1,457)	(10,388)	(2,281)	5,887	(1,985)	(2,495)

Amounts designated as “—” are $0 or have been rounded to $0

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Institutional Growth Equity Portfolio		The Small Capitalization– Mid Capitalization Equity Portfolio		The Institutional Small Capitalization– Mid Capitalization Equity Portfolio
	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014
Operations:
Net investment income	$13,326	$14,857	$(69)	$385	$50	$367
Net realized gains/(losses) from investments, futures, written options, swap transactions, foreign currency transactions	215,625	106,235	10,604	22,534	11,799	30,944
Change in unrealized appreciation/(depreciation) from investments, futures, written options, swap transactions, foreign currency transactions	(75,553)	133,438	(2,960)	2,920	1,922	2,645

Change in net assets resulting from operations	153,398	254,530	7,575	25,839	13,771	33,956

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(12,694)	(15,609)	(34)	(421)	(144)	(330)
HC Advisors Shares	(19)	(23)	—	(1)	—	—
Net realized gains/(losses) from investments, futures, written options, swap transactions, foreign currency transactions:
HC Strategic Shares	(93,716)	(106,330)	—	—	(19,022)	(27,745)
HC Advisors Shares	(125)	(167)	—	—	(25)	(39)

Change in net assets resulting from distributions	(106,554)	(122,129)	(34)	(422)	(19,191)	(28,114)

HC Strategic Shares
Proceeds from shares issued	$73,105	$386,626	$11,619	$22,645	$22,142	$41,223
Proceeds from reinvestment of dividends	105,480	120,585	28	363	19,124	28,000
Cost of shares redeemed	(350,955)	(339,573)	(18,118)	(47,385)	(17,890)	(69,762)

Change in net assets from HC Strategic Shares of beneficial interest	(172,370)	167,638	(6,471)	(24,377)	23,376	(539)

HC Advisors Shares
Proceeds from shares issued	359	146	4	17	48	51
Cost of shares redeemed	(170)	(245)	(30)	(43)	(15)	(60)

Change in net assets from HC Advisors Shares of beneficial interest	189	(99)	(26)	(26)	33	(9)

Change in net assets from shares of beneficial interest	$(172,181)	$167,539	$(6,497)	$(24,403)	$23,409	$(548)

Change in net assets	(125,337)	299,940	1,044	1,014	17,989	5,294

Net Assets:
Beginning of period	1,444,656	1,144,716	113,905	112,891	182,699	177,405

End of period	$1,319,319	$1,444,656	$114,949	$113,905	$200,688	$182,699

Accumulated net investment income/(distributions in excess of net investment income)	$605	$157	$(83)	$34	$(157)	$(28)

Share Transactions:
HC Strategic Shares
Issued	4,295	24,108	550	1,108	1,304	2,429
Reinvested	6,398	7,822	1	18	1,231	1,753
Redeemed	(20,810)	(21,161)	(849)	(2,352)	(1,083)	(3,936)

Change in HC Strategic Shares	(10,117)	10,769	(298)	(1,226)	1,452	246

HC Advisors Shares
Issued	21	9	—	1	3	3
Redeemed	(10)	(15)	(1)	(2)	(1)	(3)

Change in HC Advisors Shares	11	(6)	(1)	(1)	2	—

Total change in shares	(10,106)	10,763	(299)	(1,227)	1,454	246

Amounts designated as “—” are $0 or have been rounded to $0

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Real Estate Securities Portfolio		The Commodity Returns Strategy Portfolio(b)		The International Equity Portfolio
	For the Year Ended June 30, 2015	For the Period September 12, 2013 through June 30, 2014(a)	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014
Operations:
Net investment income	$1,922	$2,676	$15,641	$9,200	$39,494	$50,196
Net realized gains/(losses) from investments, futures, written options, swap transactions, foreign currency transactions	18,217	2,250	(156,399)	42,982	95,381	169,384
Change in unrealized appreciation/(depreciation) from investments, futures, written options, swap transactions, foreign currency transactions	(6,298)	23,365	(140,037)	133,259	(206,515)	101,889

Change in net assets resulting from operations	13,841	28,291	(280,795)	185,441	(71,640)	321,469

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(2,342)	(1,546)	(17,239)	(10,032)	(43,886)	(51,093)
HC Advisors Shares	—	—	(24)	(13)	(88)	(101)
Net realized gains/(losses) from investments, futures, written options, swap transactions, foreign currency transactions:
HC Strategic Shares	(7,059)	(18)	(3,435)	—	(152,759)	(4,102)
HC Advisors Shares	—	—	(5)	—	(336)	(8)

Change in net assets resulting from distributions	(9,401)	(1,564)	(20,703)	(10,045)	(197,069)	(55,304)

HC Strategic Shares
Proceeds from shares issued	$4,961	$177,266	$632,646	$333,653	$264,466	$167,603
Proceeds from reinvestment of dividends	9,270	1,291	17,809	8,308	158,574	45,940
Cost of shares redeemed	(57,496)	(33,701)	(330,968)	(248,890)	(246,040)	(251,509)

Change in net assets from HC Strategic Shares of beneficial interest	(43,265)	144,856	319,487	93,071	177,000	(37,966)

HC Advisors Shares
Proceeds from shares issued	—	—	469	339	615	247
Cost of shares redeemed	—	—	(34)	(93)	(179)	(377)

Change in net assets from HC Advisors Shares of beneficial interest	—	—	435	246	436	(130)

Change in net assets from shares of beneficial interest	$(43,265)	$144,856	$319,922	$93,317	$177,436	$(38,096)

Change in net assets	(38,825)	171,583	18,424	268,713	(91,273)	228,069

Net Assets:
Beginning of period	171,583	—	1,176,214	907,501	1,616,689	1,388,620

End of period	$132,758	$171,583	$1,194,638	$1,176,214	$1,525,416	$1,616,689

Accumulated net investment income/(distributions in excess of net investment income)	$—	$1,124	$(1,354)	$268	$532	$4,071

Share Transactions:
HC Strategic Shares
Issued	1,497	63,884	68,801	30,232	23,645	12,672
Reinvested	2,771	467	1,948	757	14,241	3,451
Redeemed	(16,961)	(10,657)	(36,159)	(22,352)	(20,733)	(19,178)

Change in HC Strategic Shares	(12,693)	53,694	34,590	8,637	17,153	(3,055)

HC Advisors Shares
Issued	—	—	50	31	55	20
Redeemed	—	—	(3)	(9)	(15)	(29)

Change in HC Advisors Shares	—	—	47	22	40	(9)

Total change in shares	(12,693)	53,694	34,637	8,659	17,193	(3,064)

(a)	For the period September 12, 2013 (recommencement of operations) through June 30, 2014.

(b)	Statement has been consolidated. See Note 2O in the Notes to Financial Statements for basis of consolidation.

Amounts designated as “—” are $0 or have been rounded to $0

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Institutional International Equity Portfolio		The Emerging Markets Portfolio		The Core Fixed Income Portfolio
	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014
Operations:
Net investment income	$78,670	$93,123	$43,250	$31,213	$1,942	$2,181
Net realized gains/(losses) from investments, futures, foreign currency transactions	136,491	287,397	6,217	5,309	1,528	188
Change in unrealized appreciation/(depreciation) from investments, futures, foreign currency transactions	(344,743)	207,531	(206,924)	190,779	(2,243)	2,262

Change in net assets resulting from operations	(129,582)	588,051	(157,457)	227,301	1,227	4,631

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(87,620)	(93,524)	(41,389)	(25,766)	(2,162)	(2,486)
HC Advisors Shares	(117)	(115)	(60)	(39)	(62)	(68)
Net realized gains/(losses) from investments, futures, foreign currency transactions:
HC Strategic Shares	(267,727)	(100,495)	(28,792)	—	(91)	(429)
HC Advisors Shares	(343)	(137)	(44)	—	(3)	(12)

Change in net assets resulting from distributions	(355,807)	(194,271)	(70,285)	(25,805)	(2,318)	(2,995)

HC Strategic Shares
Proceeds from shares issued	$298,647	$444,113	$482,630	$597,280	$8,399	$26,314
Proceeds from reinvestment of dividends	342,849	181,429	58,999	22,829	2,249	2,910
Cost of shares redeemed	(288,563)	(448,774)	(234,660)	(87,035)	(12,353)	(24,112)

Change in net assets from HC Strategic Shares of beneficial interest	352,933	176,768	306,969	533,074	(1,705)	5,112

HC Advisors Shares
Proceeds from shares issued	1,282	305	585	1,037	284	459
Cost of shares redeemed	(169)	(618)	(85)	(256)	(188)	(115)

Change in net assets from HC Advisors Shares of beneficial interest	1,113	(313)	500	781	96	344

HC Fund Shares
Change in net assets from shares of beneficial interest	$354,046	$176,455	$307,469	$533,855	$(1,609)	$5,456

Change in net assets	(131,343)	570,235	79,727	735,351	(2,700)	7,092
Net Assets:
Beginning of period	3,005,436	2,435,201	1,816,337	1,080,986	102,448	95,356

End of period	$2,874,093	$3,005,436	$1,896,064	$1,816,337	$99,748	$102,448

Accumulated net investment income/(distributions in excess of net investment income)	$(322)	$6,300	$18,500	$18,848	$45	$46

Share Transactions:
HC Strategic Shares
Issued	26,502	36,268	26,508	32,428	846	2,690
Reinvested	32,663	15,097	3,385	1,229	227	299
Redeemed	(26,351)	(36,469)	(12,799)	(4,681)	(1,243)	(2,463)

Change in HC Strategic Shares	32,814	14,896	17,094	28,976	(170)	526

HC Advisors Shares
Issued	118	25	33	55	29	47
Redeemed	(15)	(51)	(4)	(14)	(19)	(12)

Change in HC Advisors Shares	103	(26)	29	41	10	35

Total change in shares	32,917	14,870	17,123	29,017	(160)	561

Amounts designated as “—” are $0 or have been rounded to $0

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Fixed Income Opportunity Portfolio		The U.S. Government Fixed Income Securities Portfolio		The Inflation Protected Securities Portfolio
	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2015	For the period Apr. 3, 2014(a) through Jun. 30, 2014
Operations:
Net investment income	$42,601	$49,105	$3,143	$3,176	$(1,298)	$5,407
Net realized gains/(losses) from investments, futures, foreign currency transactions	6,179	23,664	2,081	(428)	(420)	1,141
Change in unrealized appreciation/(depreciation) from investments, futures, foreign currency transactions	(47,619)	23,214	324	1,789	(7,328)	9,688

Change in net assets resulting from operations	1,161	95,983	5,548	4,537	(9,046)	16,236

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(43,170)	(49,510)	(3,131)	(3,198)	(1,507)	(5,089)
HC Advisors Shares	(59)	(59)	—	—	—	—
Net realized gains/(losses) from investments, futures, foreign currency transactions:
HC Strategic Shares	(18,509)	(15,185)	—	(786)	(414)	—
HC Advisors Shares	(25)	(18)	—	—	—	—
Tax return of capital:
HC Strategic Shares	—	—	—	—	(868)	—
HC Advisors Shares	—	—	—	—	—	—

Change in net assets resulting from distributions	(61,763)	(64,772)	(3,131)	(3,984)	(2,789)	(5,089)

HC Strategic Shares
Proceeds from shares issued	$102,166	$499,918	$54,854	$66,039	$32,733	$577,167
Proceeds from reinvestment of dividends	57,361	61,741	2,620	3,560	2,651	4,793
Cost of shares redeemed	(92,612)	(540,906)	(43,807)	(88,628)	(39,831)	(66,648)

Change in net assets from HC Strategic Shares of beneficial interest	66,915	20,753	13,667	(19,029)	(4,447)	515,312

HC Advisors Shares
Proceeds from shares issued	138	153	—	—	—	—
Cost of shares redeemed	(11)	(51)	—	—	—	—

Change in net assets from HC Advisors Shares of beneficial interest	127	102	—	—	—	—

Change in net assets from shares of beneficial interest	$67,042	$20,855	$13,667	$(19,029)	$(4,447)	$515,312

Change in net assets	6,440	52,066	16,084	(18,476)	(16,282)	526,459
Net Assets:
Beginning of period	805,120	753,054	246,914	265,390	526,459	—

End of period	$811,560	$805,120	$262,998	$246,914	$510,177	$526,459

Accumulated net investment income/(distributions in excess of net investment income)	$2,991	$2,472	$64	$52	$(1,641)	$342
Share Transactions:
HC Strategic Shares
Issued	14,150	65,904	5,477	6,667	3,252	57,398
Reinvested	8,023	8,242	260	361	260	468
Redeemed	(12,835)	(70,673)	(4,317)	(8,962)	(3,952)	(6,508)

Change in HC Strategic Shares	9,338	3,473	1,420	(1,934)	(440)	51,358

HC Advisors Shares
Issued	19	21	—	—	—	—
Redeemed	(2)	(7)	—	—	—	—

Change in HC Advisors Shares	17	14	—	—	—	—

Total change in shares	9,355	3,487	1,420	(1,934)	(440)	51,358

Amounts designated as “—” are $0 or have been rounded to $0

(a)	Commencement of operations.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The U.S. Corporate Fixed Income Securities Portfolio		The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio		The Short-Term Municipal Bond Portfolio
	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014
Operations:
Net investment income	$6,309	$7,108	$4,961	$5,320	$252	$260
Net realized gains/(losses) from investments	7,917	45	1,318	638	2	8
Change in unrealized appreciation/(depreciation) from investments	(13,362)	9,909	(1,122)	4,143	(214)	8

Change in net assets resulting from operations	864	17,062	5,157	10,101	40	276

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(6,349)	(7,199)	(6,634)	(7,654)	(250)	(261)
Net realized gains/(losses) from investments:
HC Strategic Shares	(2,303)	(3,582)	—	—	(4)	(44)

Change in net assets resulting from distributions	(8,652)	(10,781)	(6,634)	(7,654)	(254)	(305)

HC Strategic Shares
Proceeds from shares issued	$37,375	$79,521	$39,644	$51,694	$640	$2,017
Proceeds from reinvestment of dividends	7,765	9,991	5,402	6,485	254	301
Cost of shares redeemed	(71,627)	(58,243)	(42,173)	(63,542)	(1,450)	(3,194)

Change in net assets from HC Strategic Shares of beneficial interest	(26,487)	31,269	2,873	(5,363)	(556)	(876)

HC Fund Shares
Change in net assets from shares of beneficial interest	$(26,487)	$31,269	$2,873	$(5,363)	$(556)	$(876)

Change in net assets	(34,275)	37,550	1,396	(2,916)	(770)	(905)
Net Assets:
Beginning of period	257,604	220,054	250,632	253,548	21,703	22,608

End of period	$223,329	$257,604	$252,028	$250,632	$20,933	$21,703

Accumulated net investment income/(distributions in excess of net investment income)	$112	$131	$127	$129	$(7)	$(9)
Share Transactions:
HC Strategic Shares
Issued	3,677	7,881	4,011	5,267	64	201
Reinvested	765	1,006	547	664	25	30
Redeemed	(7,008)	(5,791)	(4,251)	(6,475)	(145)	(318)

Change in HC Strategic Shares	(2,566)	3,096	307	(544)	(56)	(87)

Total change in shares	(2,566)	3,096	307	(544)	(56)	(87)

Amounts designated as “—” are $0 or have been rounded to $0

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (concluded)

(Amounts in thousands)

	The Intermediate Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond II Portfolio
	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014
Operations:
Net investment income	$8,512	$10,475	$1,429	$1,609
Net realized gains/(losses) from investments	3,209	611	385	(57)
Change in unrealized appreciation/(depreciation) from investments	(5,140)	5,645	(774)	1,224

Change in net assets resulting from operations	6,581	16,731	1,040	2,776

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(8,450)	(10,544)	(1,411)	(1,605)
HC Advisors Shares	(45)	(55)	(12)	(12)
Net realized gains/(losses) from investments:
HC Strategic Shares	—	—	(319)	(225)
HC Advisors Shares	—	—	(3)	(1)

Change in net assets resulting from distributions	(8,495)	(10,599)	(1,745)	(1,843)

HC Strategic Shares
Proceeds from shares issued	$33,215	$83,412	$7,805	$19,161
Proceeds from reinvestment of dividends	8,157	10,168	1,675	1,785
Cost of shares redeemed	(42,300)	(96,267)	(9,380)	(17,642)

Change in net assets from HC Strategic Shares of beneficial interest	(928)	(2,687)	100	3,304

HC Advisors Shares
Proceeds from shares issued	52	655	16	263
Proceeds from reinvestment of dividends	—	—	—	—
Cost of shares redeemed	(549)	(39)	(160)	(9)

Change in net assets from HC Advisors Shares of beneficial interest	(497)	616	(144)	254

Change in net assets from shares of beneficial interest	$(1,425)	$(2,071)	$(44)	$3,558

Change in net assets	(3,339)	4,061	(749)	4,491
Net Assets:
Beginning of period	425,747	421,686	78,426	73,935

End of period	$422,408	$425,747	$77,677	$78,426

Accumulated net investment income/(distributions in excess of net investment income)	$238	$172	$5	$(1)
Share Transactions:
HC Strategic Shares
Issued	3,277	8,286	750	1,850
Reinvested	806	1,016	161	173
Redeemed	(4,173)	(9,573)	(900)	(1,701)

Change in HC Strategic Shares	(90)	(271)	11	322

HC Advisors Shares
Issued	5	65	2	26
Redeemed	(54)	(4)	(16)	(1)

Change in HC Advisors Shares	(49)	61	(14)	25

Total change in shares	(139)	(210)	(3)	347

Amounts designated as “—” are $0 or have been rounded to $0

See accompanying notes to financial statements.

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HC CAPITAL TRUST

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Value Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$17.88	$0.36		$0.58	$0.94	$(0.36)	$—	$(0.36)
Year Ended June 30, 2014	14.94	0.42		2.94	3.36	(0.42)	—	(0.42)
Year Ended June 30, 2013	12.22	0.38		2.69	3.07	(0.35)	—	(0.35)
Year Ended June 30, 2012	12.50	0.30		(0.28)	0.02	(0.30)	—	(0.30)
Year Ended June 30, 2011	9.98	0.22		2.52	2.74	(0.22)	—	(0.22)
HC Advisors Shares
Year Ended June 30, 2015	$17.88	$0.36		$0.58	$0.94	$(0.36)	$—	$(0.36)
Year Ended June 30, 2014	14.94	0.43		2.93	3.36	(0.42)	—	(0.42)
Year Ended June 30, 2013	12.22	0.35		2.72	3.07	(0.35)	—	(0.35)
Year Ended June 30, 2012	12.49	0.31		(0.28)	0.03	(0.30)	—	(0.30)
Period Ended June 30, 2011(d)	9.93	0.21		2.57	2.78	(0.22)	—	(0.22)
The Institutional Value Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$14.79	$0.27		$0.44	$0.71	$(0.28)	$(1.73)	$(2.01)
Year Ended June 30, 2014	14.60	0.36	(e)	2.66 (e)	3.02	(0.35)	(2.48)	(2.83)
Year Ended June 30, 2013	12.55	0.38		2.69	3.07	(0.37)	(0.65)	(1.02)
Year Ended June 30, 2012	12.96	0.13		(0.06)	0.07	(0.30)	(0.18)	(0.48)
Year Ended June 30, 2011	10.26	0.23		2.67	2.90	(0.20)	—	(0.20)
HC Advisors Shares
Year Ended June 30, 2015	$14.79	$0.27		$0.45	$0.72	$(0.28)	$(1.73)	$(2.01)
Year Ended June 30, 2014	14.60	0.36	(e)	2.66 (e)	3.02	(0.35)	(2.48)	(2.83)
Year Ended June 30, 2013	12.55	0.37		2.70	3.07	(0.37)	(0.65)	(1.02)
Year Ended June 30, 2012	12.97	0.14		(0.08)	0.06	(0.30)	(0.18)	(0.48)
Period Ended June 30, 2011(d)	10.21	0.21		2.75	2.96	(0.20)	—	(0.20)
The Growth Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$20.51	$0.19		$2.10	$2.29	$(0.19)	$(0.24)	$(0.43)
Year Ended June 30, 2014	16.95	0.21		3.56	3.77	(0.21)	—	(0.21)
Year Ended June 30, 2013	14.88	0.24		2.07	2.31	(0.24)	—	(0.24)
Year Ended June 30, 2012	13.87	0.15		1.01	1.16	(0.15)	—	(0.15)
Year Ended June 30, 2011	10.39	0.10		3.48	3.58	(0.10)	—	(0.10)
HC Advisors Shares
Year Ended June 30, 2015	$20.48	$0.19		$2.11	$2.30	$(0.19)	$(0.24)	$(0.43)
Year Ended June 30, 2014	16.93	0.21		3.55	3.76	(0.21)	—	(0.21)
Year Ended June 30, 2013	14.86	0.22		2.09	2.31	(0.24)	—	(0.24)
Year Ended June 30, 2012	13.85	0.15		1.01	1.16	(0.15)	—	(0.15)
Period Ended June 30, 2011(d)	10.40	0.10		3.45	3.55	(0.10)	—	(0.10)
The Institutional Growth Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$16.59	$0.16		$1.63	$1.79	$(0.15)	$(1.09)	$(1.24)
Year Ended June 30, 2014	15.00	0.18		3.01	3.19	(0.19)	(1.41)	(1.60)
Year Ended June 30, 2013	15.02	0.23		2.07	2.30	(0.23)	(2.09)	(2.32)
Year Ended June 30, 2012	14.10	0.16		0.97	1.13	(0.15)	(0.06)	(0.21)
Year Ended June 30, 2011	10.58	0.12		3.50	3.62	(0.10)	—	(0.10)
HC Advisors Shares
Year Ended June 30, 2015	$16.59	$0.16		$1.64	$1.80	$(0.15)	$(1.09)	$(1.24)
Year Ended June 30, 2014	15.00	0.19		3.00	3.19	(0.19)	(1.41)	(1.60)
Year Ended June 30, 2013	15.01	0.23		2.08	2.31	(0.23)	(2.09)	(2.32)
Year Ended June 30, 2012	14.10	0.16		0.96	1.12	(0.15)	(0.06)	(0.21)
Period Ended June 30, 2011(d)	10.59	0.11		3.50	3.61	(0.10)	—	(0.10)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(e)	Per share amounts are based on average shares outstanding.
(f)	Portfolio Turnover does not include TBA security transactions.

See accompanying notes to financial statements.

Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$18.46	5.27%	$622,022	0.29%	0.28%	0.28%	1.95%	123.19%
17.88	22.69%	628,645	0.32%	0.31%	0.31%	2.44%	53.96%
14.94	25.46%	679,946	0.29%	0.27%	0.27%	2.73%	54.28%
12.22	0.23%	608,294	0.29%	0.26%	0.26%	2.59%	108.58%
12.50	27.56%	534,710	0.37%	0.31%	0.31%	1.90%	72.04%

$18.46	5.27%	$1,163	0.54%	0.28%	0.28%	1.94%	123.19%
17.88	22.69%	1,217	0.57%	0.31%	0.31%	2.43%	53.96%
14.94	25.46%	1,564	0.48%	0.27%	0.27%	2.74%	54.28%
12.22	0.32%	811	0.29%	0.26%	0.26%	2.58%	108.58%
12.49	28.10%	763	0.62%	0.31%	0.31%	1.98%	72.04%

$13.49	5.05%	$915,067	0.28%	0.27%	0.27%	1.95%	119.98%
14.79	22.82%	1,036,650	0.32%	0.31%	0.31%	2.45%	63.68%
14.60	25.76%	936,866	0.28%	0.26%	0.26%	2.76%	51.12%
12.55	0.78%	958,796	0.29%	0.26%	0.26%	2.58%	128.77%
12.96	28.41%	820,117	0.40%	0.35%	0.35%	1.79%	97.05%	(f)

$13.50	5.12%	$1,613	0.53%	0.27%	0.27%	1.96%	119.98%
14.79	22.82%	1,434	0.57%	0.31%	0.31%	2.45%	63.68%
14.60	25.76%	2,098	0.46%	0.26%	0.26%	2.76%	51.12%
12.55	0.70%	1,658	0.29%	0.26%	0.26%	2.58%	128.77%
12.97	29.14%	1,292	0.65%	0.35%	0.35%	1.83%	97.05%	(f)

$22.37	11.27%	$872,004	0.30%	0.30%	0.30%	0.88%	57.33%
20.51	22.33%	839,813	0.28%	0.28%	0.28%	1.09%	30.28%
16.95	15.62%	736,260	0.27%	0.27%	0.27%	1.47%	23.77%
14.88	8.49%	731,586	0.31%	0.31%	0.31%	1.11%	64.59%
13.87	34.56%	735,267	0.37%	0.36%	0.37%	0.82%	49.14%

$22.35	11.34%	$1,623	0.55%	0.30%	0.30%	0.88%	57.33%
20.48	22.29%	1,690	0.53%	0.28%	0.28%	1.09%	30.28%
16.93	15.64%	1,530	0.46%	0.27%	0.27%	1.49%	23.77%
14.86	8.50%	928	0.31%	0.31%	0.31%	1.10%	64.59%
13.85	34.24%	955	0.62%	0.36%	0.37%	0.83%	49.14%

$17.14	11.14%	$1,317,132	0.29%	0.28%	0.28%	0.93%	96.81%
16.59	22.19%	1,442,721	0.26%	0.26%	0.26%	1.15%	48.43%
15.00	17.08%	1,142,874	0.26%	0.26%	0.26%	1.53%	39.54%
15.02	8.20%	1,090,547	0.32%	0.32%	0.32%	1.18%	83.80%
14.10	34.29%	1,072,089	0.39%	0.38%	0.37%	0.92%	85.12%	(f)

$17.15	11.20%	$2,187	0.54%	0.28%	0.28%	0.93%	96.81%
16.59	22.19%	1,935	0.51%	0.26%	0.26%	1.16%	48.43%
15.00	17.15%	1,842	0.44%	0.26%	0.26%	1.54%	39.54%
15.01	8.13%	1,828	0.32%	0.32%	0.32%	1.19%	83.80%
14.10	34.16%	1,555	0.64%	0.38%	0.37%	0.92%	85.12%	(f)

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital
The Small Capitalization—Mid Capitalization Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$21.22	$(0.01)	$1.48	$1.47	$(0.01)	$—	$—
Year Ended June 30, 2014	17.12	0.06	4.11	4.17	(0.07)	—	—
Year Ended June 30, 2013	13.68	0.15	3.43	3.58	(0.14)	—	—
Year Ended June 30, 2012	14.04	0.07	(0.36)	(0.29)	(0.07)	—	—
Year Ended June 30, 2011	10.41	0.05	3.64	3.69	(0.06)	—	—
HC Advisors Shares
Year Ended June 30, 2015	$21.20	$(0.01)	$1.48	$1.47	$(0.01)	$—	$—
Year Ended June 30, 2014	17.10	0.06	4.11	4.17	(0.07)	—	—
Year Ended June 30, 2013	13.66	0.14	3.44	3.58	(0.14)	—	—
Year Ended June 30, 2012	14.03	0.07	(0.37)	(0.30)	(0.07)	—	—
Period Ended June 30, 2011(d)	10.13	0.05	3.91	3.96	(0.06)	—	—
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$17.19	$0.01	$1.14	$1.15	$(0.01)	$(1.72)	$—
Year Ended June 30, 2014	17.09	0.03	3.28	3.31	(0.03)	(3.18)	—
Year Ended June 30, 2013	13.52	0.09	3.58	3.67	(0.10)	—	—
Year Ended June 30, 2012	13.90	0.04	(0.38)	(0.34)	(0.04)	—	—
Year Ended June 30, 2011	10.32	0.05	3.59	3.64	(0.06)	—	—
HC Advisors Shares
Year Ended June 30, 2015	$17.19	$0.01	$1.14	$1.15	$(0.01)	$(1.72)	$—
Year Ended June 30, 2014	17.09	0.03	3.28	3.31	(0.03)	(3.18)	—
Year Ended June 30, 2013	13.52	0.09	3.58	3.67	(0.10)	—	—
Year Ended June 30, 2012	13.90	0.04	(0.38)	(0.34)	(0.04)	—	—
Period Ended June 30, 2011(d)	10.05	0.05	3.86	3.91	(0.06)	—	—
The Real Estate Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$3.20	$0.04	$0.21	$0.25	$(0.05)	$(0.16)	$—
Period Ended June 30, 2014(e)	2.76	0.05	0.41	0.46	(0.02)	— (f)	—
Year Ended June 30, 2013	11.16	0.09	0.94	1.03	(0.11)	(6.65)	—	(f)
Year Ended June 30, 2012	17.60	0.13	0.63	0.76	(0.20)	(7.00)	—
Year Ended June 30, 2011	13.53	0.20	4.71	4.91	(0.33)	(0.51)	—
The Commodity Returns Strategy Portfolio(h)
HC Strategic Shares
Year Ended June 30, 2015	$11.64	$0.13	$(2.79)	$(2.66)	$(0.14)	$(0.04)	$—
Year Ended June 30, 2014	9.82	0.09	1.83	1.92	(0.10)	—	—
Year Ended June 30, 2013	10.01	0.12	(0.20)	(0.08)	(0.11)	—	—
Year Ended June 30, 2012	12.62	0.07	(2.46)	(2.39)	(0.06)	(0.16)	—
Year Ended June 30, 2011	9.57	0.04	3.19	3.23	(0.04)	(0.14)	—
HC Advisors Shares
Year Ended June 30, 2015	$11.63	$0.13	$(2.78)	$(2.65)	$(0.14)	$(0.04)	$—
Year Ended June 30, 2014	9.81	0.08	1.84	1.92	(0.10)	—	—
Year Ended June 30, 2013	10.01	0.12	(0.21)	(0.09)	(0.11)	—	—
Year Ended June 30, 2012	12.62	0.08	(2.47)	(2.39)	(0.06)	(0.16)	—
Period Ended June 30, 2011(d)	9.71	0.05	3.04	3.09	(0.04)	(0.14)	—
The International Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$13.56	$0.30	$(0.96)	$(0.66)	$(0.34)	$(1.38)	$—
Year Ended June 30, 2014	11.35	0.43	2.25	2.68	(0.43)	(0.04)	—
Year Ended June 30, 2013	9.74	0.32	1.61	1.93	(0.32)	—	—
Year Ended June 30, 2012	10.98	0.24	(1.25)	(1.01)	(0.23)	—	—
Year Ended June 30, 2011	8.51	0.25	2.49	2.74	(0.27)	—	—
HC Advisors Shares
Year Ended June 30, 2015	$13.56	$0.30	$(0.96)	$(0.66)	$(0.34)	$(1.38)	$—
Year Ended June 30, 2014	11.36	0.43	2.24	2.67	(0.43)	(0.04)	—
Year Ended June 30, 2013	9.75	0.31	1.62	1.93	(0.32)	—	—
Year Ended June 30, 2012	10.99	0.24	(1.25)	(1.01)	(0.23)	—	—
Period Ended June 30, 2011(d)	8.74	0.23	2.29	2.52	(0.27)	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(e)	For the period September 12, 2013 (commencement of operations) through June 30, 2014.
(f)	Amount rounds to less than $0.005 per share.
(g)

Represents the last traded net asset value per share on June 30, 2013. As of the close of business on June 30, 2013, the Real Estate Securities Portfolio had no assets and no shareholders and was close to new investors.

(h)	Statement has been consolidated. Please see Note 2O in the Notes to Financial Statements for basis of consolidation.

See accompanying notes to financial statements.

Total Distributions to Shareholders	Net Asset Value, End of Period		Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.01)	$22.68		6.91%	$114,754	0.83%	0.82%	0.82%	(0.06)%	67.34%
(0.07)	21.22		24.38%	113,698	0.61%	0.60%	0.60%	0.32%	41.18%
(0.14)	17.12		26.34%	112,700	0.56%	0.56%	0.56%	0.99%	34.45%
(0.07)	13.68		(2.06)%	125,014	0.63%	0.63%	0.63%	0.52%	57.28%
(0.06)	14.04		35.48%	134,582	0.70%	0.70%	0.70%	0.37%	51.76%

$(0.01)	$22.66		6.92%	$195	1.08%	0.82%	0.82%	(0.06)%	67.34%
(0.07)	21.20		24.41%	207	0.86%	0.60%	0.60%	0.32%	41.18%
(0.14)	17.10		26.38%	191	0.75%	0.56%	0.56%	1.02%	34.45%
(0.07)	13.66		(2.13)%	162	0.63%	0.63%	0.63%	0.52%	57.28%
(0.06)	14.03		39.12%	157	0.95%	0.70%	0.70%	0.37%	51.76%

$(1.73)	$16.61		7.43%	$200,423	0.81%	0.80%	0.80%	0.03%	83.94%
(3.21)	17.19		20.85%	182,460	0.70%	0.70%	0.70%	0.21%	67.75%
(0.10)	17.09		27.29%	177,162	0.70%	0.69%	0.69%	0.68%	58.43%
(0.04)	13.52		(2.45)%	196,911	0.78%	0.76%	0.76%	0.29%	81.04%
(0.06)	13.90		35.33%	188,534	0.71%	0.71%	0.71%	0.42%	100.93%

$(1.73)	$16.61		7.43%	$265	1.06%	0.80%	0.80%	0.03%	83.94%
(3.21)	17.19		20.85%	239	0.95%	0.70%	0.70%	0.22%	67.75%
(0.10)	17.09		27.29%	243	0.88%	0.69%	0.69%	0.67%	58.43%
(0.04)	13.52		(2.45)%	276	0.78%	0.76%	0.76%	0.29%	81.04%
(0.06)	13.90		38.97%	228	0.96%	0.71%	0.71%	0.44%	100.93%

$(0.21)	$3.24		7.44%	$132,758	0.79%	0.79%	0.79%	1.22%	60.49%
(0.02)	3.20		17.00%	171,583	0.79%	0.78%	0.78%	1.94%	52.49%
(6.76)	5.43	(g)	13.28%	—	0.88%	0.88%	0.88%	0.98%	53.50%
(7.20)	11.16		12.29%	77,739	0.82%	0.82%	0.82%	1.00%	70.31%
(0.84)	17.60		37.15%	147,326	0.80%	0.80%	0.80%	2.15%	79.82%

$(0.18)	$8.80		(22.91)%	$1,193,003	0.63%	0.63%	0.63%	1.40%	63.29%
(0.10)	11.64		19.64%	1,174,593	0.66%	0.66%	0.66%	0.87%	61.70%
(0.11)	9.82		(0.85)%	906,350	0.64%	0.64%	0.64%	1.18%	34.75%
(0.22)	10.01		(18.95)%	686,912	0.73%	0.73%	0.73%	0.83%	83.66%
(0.18)	12.62		33.86%	500,846	1.03%	1.03%	1.03%	0.40%	79.60%

$(0.18)	$8.80		(22.84)%	$1,635	0.88%	0.63%	0.63%	1.37%	63.29%
(0.10)	11.63		19.66%	1,621	0.91%	0.66%	0.66%	0.81%	61.70%
(0.11)	9.81		(0.95)%	1,151	0.82%	0.64%	0.64%	1.20%	34.75%
(0.22)	10.01		(18.95)%	902	0.73%	0.73%	0.73%	0.84%	83.66%
(0.18)	12.62		31.93%	609	1.28%	1.03%	1.03%	0.44%	79.60%

$(1.72)	$11.18		(4.50)%	$1,522,384	0.38%	0.38%	0.38%	2.61%	48.85%
(0.47)	13.56		23.72%	1,613,553	0.42%	0.42%	0.42%	3.26%	55.23%
(0.32)	11.35		19.76%	1,385,888	0.41%	0.41%	0.41%	2.91%	46.29%
(0.23)	9.74		(9.13)%	1,190,531	0.54%	0.54%	0.54%	2.58%	68.87%
(0.27)	10.98		32.30%	1,204,581	0.57%	0.57%	0.57%	2.42%	49.11%

$(1.72)	$11.18		(4.50)%	$3,032	0.63%	0.38%	0.38%	2.59%	48.85%
(0.47)	13.56		23.61%	3,136	0.67%	0.42%	0.42%	3.24%	55.23%
(0.32)	11.36		19.74%	2,732	0.61%	0.41%	0.41%	3.07%	46.29%
(0.23)	9.75		(9.12)%	1,581	0.54%	0.54%	0.54%	2.62%	68.87%
(0.27)	10.99		28.93%	1,466	0.82%	0.57%	0.57%	3.05%	49.11%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Institutional International Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$12.58	$0.29	$(0.89)	$(0.60)	$(0.32)	$(1.08)	$(1.40)
Year Ended June 30, 2014	10.87	0.40	2.17	2.57	(0.40)	(0.46)	(0.86)
Year Ended June 30, 2013	9.38	0.30	1.56	1.86	(0.30)	(0.07)	(0.37)
Year Ended June 30, 2012	10.97	0.22	(1.29)	(1.07)	(0.21)	(0.31)	(0.52)
Year Ended June 30, 2011	8.51	0.25	2.49	2.74	(0.28)	—	(0.28)
HC Advisors Shares
Year Ended June 30, 2015	$12.57	$0.30	$(0.90)	$(0.60)	$(0.32)	$(1.08)	$(1.40)
Year Ended June 30, 2014	10.87	0.41	2.15	2.56	(0.40)	(0.46)	(0.86)
Year Ended June 30, 2013	9.37	0.31	1.56	1.87	(0.30)	(0.07)	(0.37)
Year Ended June 30, 2012	10.96	0.23	(1.30)	(1.07)	(0.21)	(0.31)	(0.52)
Period Ended June 30, 2011(d)	8.73	0.24	2.27	2.51	(0.28)	—	(0.28)
The Emerging Markets Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$20.01	$0.40	$(2.11)	$(1.71)	$(0.41)	$(0.31)	$(0.72)
Year Ended June 30, 2014	17.51	0.35	2.51	2.86	(0.36)	—	(0.36)
Year Ended June 30, 2013	17.79	0.34	(0.36)	(0.02)	(0.26)	—	(0.26)
Year Ended June 30, 2012	22.42	0.18	(4.20)	(4.02)	(0.17)	(0.44)	(0.61)
Year Ended June 30, 2011	17.81	0.25	4.72	4.97	(0.15)	(0.21)	(0.36)
HC Advisors Shares
Year Ended June 30, 2015	$20.00	$0.42	$(2.13)	$(1.71)	$(0.41)	$(0.31)	$(0.72)
Year Ended June 30, 2014	17.51	0.35	2.50	2.85	(0.36)	—	(0.36)
Year Ended June 30, 2013	17.79	0.36	(0.38)	(0.02)	(0.26)	—	(0.26)
Year Ended June 30, 2012	22.42	0.19	(4.21)	(4.02)	(0.17)	(0.44)	(0.61)
Period Ended June 30, 2011(d)	18.17	0.25	4.36	4.61	(0.15)	(0.21)	(0.36)
The Core Fixed Income Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$9.89	$0.19	$(0.07)	$0.12	$(0.22)	$(0.01)	$(0.23)
Year Ended June 30, 2014	9.73	0.22	0.24	0.46	(0.25)	(0.05)	(0.30)
Year Ended June 30, 2013	10.27	0.21	(0.30)	(0.09)	(0.26)	(0.19)	(0.45)
Year Ended June 30, 2012	10.14	0.24	0.53	0.77	(0.25)	(0.39)	(0.64)
Year Ended June 30, 2011	10.25	0.19	0.15	0.34	(0.25)	(0.20)	(0.45)
HC Advisors Shares
Year Ended June 30, 2015	$9.88	$0.19	$(0.07)	$0.12	$(0.22)	$(0.01)	$(0.23)
Year Ended June 30, 2014	9.73	0.21	0.24	0.45	(0.25)	(0.05)	(0.30)
Year Ended June 30, 2013	10.26	0.21	(0.29)	(0.08)	(0.26)	(0.19)	(0.45)
Year Ended June 30, 2012	10.13	0.24	0.53	0.77	(0.25)	(0.39)	(0.64)
Period Ended June 30, 2011(d)	10.27	0.24	0.07	0.31	(0.25)	(0.20)	(0.45)
The Fixed Income Opportunity Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$7.65	$0.38	$(0.39)	$(0.01)	$(0.39)	$(0.17)	$(0.56)
Year Ended June 30, 2014	7.41	0.43	0.37	0.80	(0.43)	(0.13)	(0.56)
Year Ended June 30, 2013	7.22	0.47	0.19	0.66	(0.47)	—	(0.47)
Year Ended June 30, 2012	7.39	0.52	(0.16)	0.36	(0.53)	—	(0.53)
Year Ended June 30, 2011	6.73	0.57	0.66	1.23	(0.57)	—	(0.57)
HC Advisors Shares
Year Ended June 30, 2015	$7.65	$0.38	$(0.39)	$(0.01)	$(0.39)	$(0.17)	$(0.56)
Year Ended June 30, 2014	7.40	0.41	0.40	0.81	(0.43)	(0.13)	(0.56)
Year Ended June 30, 2013	7.22	0.47	0.18	0.65	(0.47)	—	(0.47)
Year Ended June 30, 2012	7.39	0.53	(0.17)	0.36	(0.53)	—	(0.53)
Period Ended June 30, 2011(d)	6.74	0.53	0.69	1.22	(0.57)	—	(0.57)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.

See accompanying notes to financial statements.

Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$10.58	(4.38)%	$2,869,985	0.36%	0.36%	0.36%	2.69%	52.55%
12.58	24.16%	3,001,838	0.40%	0.40%	0.40%	3.35%	64.38%
10.87	19.86%	2,431,816	0.42%	0.42%	0.42%	2.93%	47.98%
9.38	(9.40)%	1,990,173	0.55%	0.55%	0.55%	2.59%	68.64%
10.97	32.24%	1,753,957	0.58%	0.58%	0.58%	2.30%	54.67%

$10.57	(4.38)%	$4,108	0.61%	0.36%	0.36%	2.81%	52.55%
12.57	24.07%	3,598	0.65%	0.40%	0.40%	3.27%	64.38%
10.87	19.99%	3,385	0.63%	0.42%	0.42%	2.89%	47.98%
9.37	(9.41)%	3,148	0.55%	0.55%	0.55%	2.68%	68.64%
10.96	28.79%	2,399	0.83%	0.58%	0.58%	2.53%	54.67%

$17.58	(8.48)%	$1,893,047	0.59%	0.59%	0.59%	2.32%	85.72%
20.01	16.48%	1,813,476	0.73%	0.73%	0.73%	2.26%	75.84%
17.51	(0.28)%	1,079,208	0.77%	0.77%	0.77%	2.27%	63.21%
17.79	(17.81)%	719,013	0.98%	0.98%	0.98%	1.68%	52.27%
22.42	28.05%	510,732	1.00%	1.00%	1.00%	1.21%	61.56%

$17.57	(8.49)%	$3,017	0.84%	0.59%	0.59%	2.34%	85.72%
20.00	16.42%	2,861	0.98%	0.73%	0.73%	2.25%	75.84%
17.51	(0.28)%	1,778	0.95%	0.77%	0.77%	2.24%	63.21%
17.79	(17.81)%	1,350	0.98%	0.98%	0.98%	1.68%	52.27%
22.42	25.44%	966	1.25%	1.00%	1.00%	1.28%	61.56%

$9.78	1.16%	$96,952	0.27%	0.27%	0.27%	1.90%	89.60%
9.89	4.78%	99,718	0.25%	0.25%	0.25%	2.22%	75.17%
9.73	(1.02)%	93,015	0.27%	0.26%	0.26%	2.09%	53.26%
10.27	7.75%	94,895	0.30%	0.30%	0.30%	2.34%	64.20%
10.14	3.36%	103,528	0.33%	0.33%	0.33%	2.30%	684.04%

$9.77	1.16%	$2,796	0.52%	0.27%	0.27%	1.90%	89.60%
9.88	4.68%	2,730	0.50%	0.25%	0.25%	2.22%	75.17%
9.73	(0.92)%	2,341	0.45%	0.26%	0.26%	2.08%	53.26%
10.26	7.76%	2,232	0.30%	0.30%	0.30%	2.36%	64.20%
10.13	3.05%	2,659	0.58%	0.33%	0.33%	2.26%	684.04%

$7.08	0.06%	$810,466	0.32%	0.32%	0.32%	5.27%	55.80%
7.65	11.23%	804,070	0.30%	0.30%	0.30%	5.52%	82.94%
7.41	9.17%	752,140	0.43%	0.43%	0.43%	6.33%	74.84%
7.22	5.27%	585,953	0.53%	0.53%	0.53%	7.30%	104.25%
7.39	18.78%	452,436	0.54%	0.54%	0.54%	7.84%	157.18%

$7.08	0.07%	$1,094	0.57%	0.32%	0.32%	5.27%	55.80%
7.65	11.39%	1,050	0.55%	0.30%	0.30%	5.52%	82.94%
7.40	9.03%	914	0.64%	0.43%	0.43%	6.33%	74.84%
7.22	5.27%	753	0.53%	0.53%	0.53%	7.33%	104.25%
7.39	18.61%	824	0.79%	0.54%	0.54%	7.80%	157.18%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$9.94	$0.12	$0.08	$0.20	$(0.12)	$—	$—
Year Ended June 30, 2014	9.91	0.12	0.07	0.19	(0.13)	(0.03)	—
Year Ended June 30, 2013	10.48	0.12	(0.30)	(0.18)	(0.12)	(0.27)	—
Year Ended June 30, 2012	10.01	0.15	0.66	0.81	(0.15)	(0.19)	—
Period Ended June 30, 2011(d)	10.00	0.07	0.01	0.08	(0.07)	—	—
The Inflation Protected Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$10.25	$(0.03)	$(0.14)	$(0.17)	$(0.03)	$(0.01)	$(0.02)
Period Ended June 30, 2014(e)	10.00	0.11	0.24	0.35	(0.10)	—	—
HC Advisors Shares
Year Ended June 30, 2015	$10.26	$(0.04)	$(0.15)	$(0.19)	$(0.05)	$(0.01)	—
Period Ended June 30, 2014(e)	10.00	0.12	0.24	0.36	(0.10)	—	—
The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$10.24	$0.27	$(0.27)	$—	$(0.27)	$(0.09)	$—
Year Ended June 30, 2014	9.97	0.31	0.44	0.75	(0.32)	(0.16)	—
Year Ended June 30, 2013	10.59	0.35	(0.35)	— (f)	(0.34)	(0.28)	—
Year Ended June 30, 2012	9.96	0.26	0.81	1.07	(0.35)	(0.09)	—
Period Ended June 30, 2011(d)	10.00	0.18	(0.04)	0.14	(0.18)	—	—
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$9.87	$0.19	$—	$0.19	$(0.25)	$—	$—
Year Ended June 30, 2014	9.78	0.21	0.18	0.39	(0.30)	—	—
Year Ended June 30, 2013	10.22	0.20	(0.30)	(0.10)	(0.34)	—	—
Year Ended June 30, 2012	10.13	0.25	0.24	0.49	(0.36)	(0.04)	—
Period Ended June 30, 2011(d)	10.00	0.10	0.13	0.23	(0.10)	—	—
The Short-Term Municipal Bond Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$10.04	$0.12	$(0.10)	$0.02	$(0.12)	$—	$—
Year Ended June 30, 2014	10.05	0.12	0.01	0.13	(0.12)	(0.02)	—
Year Ended June 30, 2013	10.26	0.13	(0.11)	0.02	(0.13)	(0.10)	—
Year Ended June 30, 2012	10.24	0.20	0.04	0.24	(0.20)	(0.02)	—
Year Ended June 30, 2011	10.28	0.22	(0.03)	0.19	(0.22)	(0.01)	—
The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$10.11	$0.21	$(0.05)	$0.16	$(0.21)	$—	$—
Year Ended June 30, 2014	9.96	0.25	0.15	0.40	(0.25)	—	—
Year Ended June 30, 2013	10.10	0.28	(0.14)	0.14	(0.28)	—	—
Year Ended June 30, 2012	9.64	0.33	0.46	0.79	(0.33)	—	—
Year Ended June 30, 2011	9.59	0.34	0.05	0.39	(0.34)	—	—
HC Advisors Shares
Year Ended June 30, 2015	$10.11	$0.21	$(0.05)	$0.16	$(0.21)	$—	$—
Year Ended June 30, 2014	9.96	0.25	0.15	0.40	(0.25)	—	—
Year Ended June 30, 2013	10.10	0.26	(0.12)	0.14	(0.28)	—	—
Year Ended June 30, 2012	9.64	0.33	0.46	0.79	(0.33)	—	—
Period Ended June 30, 2011(h)	9.61	0.32	0.05	0.37	(0.34)	—	—
The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares
Year Ended June 30, 2015	$10.41	$0.19	$(0.06)	$0.13	$(0.19)	$(0.04)	$—
Year Ended June 30, 2014	10.28	0.22	0.16	0.38	(0.22)	(0.03)	—
Year Ended June 30, 2013	10.56	0.22	(0.25)	(0.03)	(0.22)	(0.03)	—
Year Ended June 30, 2012	10.10	0.23	0.47	0.70	(0.23)	(0.01)	—
Period Ended June 30, 2011(i)	10.00	0.17	0.10	0.27	(0.17)	—	—
HC Advisors Shares
Year Ended June 30, 2015	$10.41	$0.19	$(0.06)	$0.13	$(0.19)	$(0.04)	$—
Year Ended June 30, 2014	10.29	0.22	0.15	0.37	(0.22)	(0.03)	—
Year Ended June 30, 2013	10.56	0.22	(0.24)	(0.02)	(0.22)	(0.03)	—
Year Ended June 30, 2012	10.10	0.23	0.47	0.70	(0.23)	(0.01)	—
Period Ended June 30, 2011(j)	10.11	0.14	(0.01)	0.13	(0.14)	—	—

See accompanying notes to financial statements.

Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.12)	$10.02	2.03%	$262,998	0.17%	0.17%	0.17%	1.21%	99.54%
(0.16)	9.94	1.91%	246,914	0.18%	0.18%	0.18%	1.29%	62.52%
(0.39)	9.91	(1.75)%	265,390	0.18%	0.18%	0.18%	1.21%	41.62%
(0.34)	10.48	8.10%	250,150	0.25%	0.25%	0.25%	1.40%	89.01%
(0.07)	10.01	0.85%	291,810	0.26%	0.26%	0.26%	1.43%	73.52%

$(0.06)	$10.02	(1.72)%	$510,176	0.18%	0.18%	0.18%	(0.25)%	27.12%
(0.10)	10.25	3.50%	526,458	0.15%	0.15%	0.15%	4.55%	18.56%

$(0.06)	$10.01	(1.91)%	$1	0.43%	0.18%	0.18%	(0.25)%	27.12%
(0.10)	10.26	3.60%	1	0.40%	0.15%	0.15%	4.58%	18.56%

$(0.36)	$9.88	(0.01)%	$223,329	0.28%	0.28%	0.28%	2.60%	158.19%
(0.48)	10.24	7.76%	257,604	0.33%	0.33%	0.33%	3.16%	130.81%
(0.62)	9.97	(0.24)%	220,054	0.33%	0.33%	0.33%	3.26%	52.16%
(0.44)	10.59	10.87%	207,893	0.35%	0.35%	0.35%	3.33%	56.04%
(0.18)	9.96	1.44%	233,801	0.36%	0.36%	0.36%	3.48%	127.65%

$(0.25)	$9.81	1.97%	$252,028	0.17%	0.17%	0.17%	1.91%	29.92%	(g)
(0.30)	9.87	4.04%	250,632	0.17%	0.17%	0.17%	2.12%	26.46%	(g)
(0.34)	9.78	(1.05)%	253,548	0.23%	0.23%	0.23%	1.84%	34.20%	(g)
(0.40)	10.22	4.95%	237,857	0.30%	0.30%	0.30%	2.49%	28.67%	(g)
(0.10)	10.13	2.33%	278,160	0.31%	0.31%	0.31%	1.60%	10.64%	(g)

$(0.12)	$9.94	0.19%	$20,933	0.31%	0.31%	0.31%	1.18%	26.24%
(0.14)	10.04	1.26%	21,703	0.29%	0.29%	0.29%	1.16%	25.15%
(0.23)	10.05	0.21%	22,608	0.27%	0.27%	0.27%	1.27%	5.92%
(0.22)	10.26	2.33%	25,718	0.27%	0.27%	0.27%	1.88%	22.24%
(0.23)	10.24	1.92%	32,518	0.28%	0.28%	0.28%	2.17%	19.68%

$(0.21)	$10.06	1.54%	$420,423	0.24%	0.24%	0.24%	2.03%	25.67%
(0.25)	10.11	4.10%	423,257	0.29%	0.29%	0.29%	2.49%	34.05%
(0.28)	9.96	1.39%	419,846	0.29%	0.29%	0.29%	2.74%	59.43%
(0.33)	10.10	8.29%	442,365	0.31%	0.31%	0.31%	3.24%	16.99%
(0.34)	9.64	4.13%	493,229	0.33%	0.33%	0.33%	3.48%	21.78%

$(0.21)	$10.06	1.54%	$1,985	0.49%	0.24%	0.24%	2.03%	25.67%
(0.25)	10.11	4.10%	2,490	0.54%	0.29%	0.29%	2.48%	34.05%
(0.28)	9.96	1.39%	1,840	0.48%	0.29%	0.29%	2.70%	59.43%
(0.33)	10.10	8.29%	1,056	0.31%	0.31%	0.31%	3.24%	16.99%
(0.34)	9.64	3.92%	1,211	0.58%	0.33%	0.33%	3.50%	21.78%

$(0.23)	$10.31	1.31%	$77,102	0.25%	0.25%	0.25%	1.85%	21.51%
(0.25)	10.41	3.76%	77,702	0.25%	0.25%	0.25%	2.12%	17.84%
(0.25)	10.28	(0.37)%	73,472	0.25%	0.25%	0.25%	2.06%	3.76%
(0.24)	10.56	6.97%	72,377	0.25%	0.25%	0.25%	2.17%	12.31%
(0.17)	10.10	2.72%	72,294	0.32%	0.32%	0.32%	1.86%	2.81%

$(0.23)	$10.31	1.31%	$575	0.50%	0.25%	0.25%	1.85%	21.51%
(0.25)	10.41	3.66%	724	0.50%	0.25%	0.25%	2.11%	17.84%
(0.25)	10.29	(0.27)%	463	0.44%	0.25%	0.25%	2.06%	3.76%
(0.24)	10.56	6.97%	277	0.25%	0.25%	0.25%	2.24%	12.31%
(0.14)	10.10	1.54%	303	0.57%	0.32%	0.32%	1.99%	2.81%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (concluded)

Selected data for a share outstanding throughout the periods indicated.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.
(e)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.
(f)	Amount rounds to less than $0.005 per share.
(g)	Portfolio Turnover does not include TBA security transactions.
(h)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(i)	For the period July 13, 2010 (commencement of operations) through June 30, 2011.
(j)	For the period October 6, 2010 (commencement of operations) through June 30, 2011.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Notes to Financial Statements — June 30, 2015

1.    DESCRIPTION.    HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of June 30, 2015, the Trust offered twenty separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (“Institutional Small Cap-Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of June 30, 2015, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio, are diversified portfolios under the 1940 Act. The Real Estate Portfolio is a non-diversified portfolio, which means that it may concentrate its investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.    Portfolio Valuation.    The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B.    Securities Valuation.    Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1	—	quoted prices in active markets for identical assets

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3	—	significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset Backed and Mortgage Backed Securities: In addition to the inputs discussed above for fixed income securities, asset backed and mortgage backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

The following is a summary of the valuation input used as of June 30, 2015 in valuing the Portfolios’ investments based upon the three levels defined above (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks	$516,574	$12	$—	$516,586
Time Deposit	—	3,610	—	3,610
Mutual Funds	96,802	—	—	96,802
Repurchase Agreement	—	2,411	—	2,411

Total Investments	$613,376	$6,033	$—	$619,409

Other Financial Instruments[1]
Futures	$(405)	$—	$—	$(405)

Institutional Value Portfolio
Common Stocks	$752,829	$20	$—	$752,849
Time Deposit	—	10,943	—	10,943
Mutual Funds	138,401	—	—	138,401
Repurchase Agreement	—	3,770	—	3,770

Total Investments	$891,230	$14,733	$—	$905,963

Other Financial Instruments[1]
Futures	$(406)	$—	$—	$(406)

Growth Portfolio
Common Stocks	$716,689	$—	$—	$716,689
Time Deposit	—	8,379	—	8,379
Mutual Funds	93,464	—	—	93,464

Total Investments	$810,153	$8,379	$—	$818,532

Other Financial Instruments[1]
Futures	$(1,438)	$—	$—	$(1,438)

Institutional Growth Portfolio
Common Stocks	$1,087,227	$—	$—	$1,087,227
Time Deposit	—	11,297	—	11,297
Mutual Funds	143,755	—	—	143,755

Total Investments	$1,230,982	$11,297	$—	$1,242,279

Other Financial Instruments[1]
Futures	$(1,825)	$—	$—	$(1,825)

Small Capitalization–Mid Capitalization Portfolio
Common Stocks	$97,856	$—	$—	$97,856
Time Deposit	—	3,469	—	3,469
Mutual Funds	11,920	—	—	11,920
Repurchase Agreement	—	570	—	570
Contingent Rights	—	—	—	—
Warrant	—	—	—	—

Total Investments	$109,776	$4,039	$—	$113,815

Other Financial Instruments[1]
Futures	$36	$—	$—	$36

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs		Total

Institutional Small–Mid Capitalization Portfolio
Common Stocks	$172,352	$—		$—	$172,352
Contingent Rights	—	—		—	—
Time Deposit	—	5,644		—	5,644
Mutual Funds	20,533	—		—	20,533
Repurchase Agreement	—	3,337		—	3,337

Total Investments	$192,885	$8,981		$—	$201,866

Other Financial Instruments[1]
Futures	$64	$—		$—	$64

Real Estate Portfolio
Common Stocks	$121,599	$—		$—	$121,599
Mutual Funds	9,757	—		—	9,757

Total Investments	$131,356	$—		$—	$131,356

Other Financial Instruments[1]
Futures	$(70)	$—		$—	$(70)

Commodity Portfolio
Common Stocks	$735,390	$2,995		$—	$738,385
Preferred Stocks	3,884	—		—	3,884
Right	—	49		—	49
Commercial Paper	—	1,296		—	1,296
Corporate Bonds	—	18,252		—	18,252
Asset Backed Securities	—	7,754		—	7,754
Collateralized Mortgage Obligations	—	8,433		—	8,433
Certificate of Deposit	—	1,403		—	1,403
Global Bonds	—	21,505		—	21,505
U.S. Government Agency Securities	—	11,879		—	11,879
U.S. Treasury Obligations	—	50,935		—	50,935
Yankee Dollars	—	23,250		—	23,250
Time Deposit	—	11,347		—	11,347
Mutual Funds	7,140	—		—	7,140
Purchased Options	183	86		—	269
Repurchase Agreements	—	237,059		—	237,059

Total Investments	$746,597	$396,243		$—	$1,142,840

Other Financial Instruments[1]
Futures	$(6,274)	$—	$		$(6,274)
Forward Currency Contracts	—	(230)		—	(230)
Written Options & Swaptions	(342)	(126)		—	(468)
Total Return Swap Agreements	—	277		—	277
Interest Rate Swap Agreements	—	1,090		—	1,090
Commodity Forward Swap Agreements	—	(189)		—	(189)
Commodity Swap Agreements	—	4,530		—	4,530
Variance Swap Agreements	—	32		—	32

International Portfolio
Common Stocks	$1,452,748	$318		$—	$1,453,066
Preferred Stocks	13,354	—		—	13,354
U.S. Treasury Obligations	—	28		—	28
Time Deposit	—	7,923		—	7,923
Right	40	—		—	40
Mutual Funds	11,745	—		—	11,745
Repurchase Agreement	—	8,884		—	8,884

Total Investments	$1,477,887	$17,153		$—	$1,495,040

Other Financial Instruments[1]
Futures	$45	$—		$—	$45
Forward Currency Contracts	—	—		—	—

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Institutional International Portfolio
Common Stocks	$2,750,349	$550	$—	$2,750,899
Preferred Stocks	22,188	—	—	22,188
U.S. Treasury Obligations	—	60	—	60
Time Deposit	—	10,551	—	10,551
Right	72	—	—	72
Mutual Funds	22,787	—	—	22,787
Repurchase Agreement	—	15,040	—	15,040

Total Investments	$2,795,396	$26,201	$—	$2,821,597

Other Financial Instruments[1]
Futures	$59	$—	$—	$59
Forward Currency Contracts	—	—	—	—

Emerging Markets Portfolio
Common Stocks	$1,714,041	$3,071	$—	$1,717,112
Preferred Stocks	42,146	—	—	42,146
Time Deposit	—	10,162	—	10,162
Mutual Funds	21,719	—	—	21,719
Repurchase Agreement	—	7,723	—	7,723
Foreign Bond	—	6	—	6

Total Investments	$1,777,906	$20,962	$—	$1,798,868

Other Financial Instruments[1]
Futures	$(775)	$—	$—	$(775)

Core Fixed Income Portfolio
Corporate Bonds	$—	$27,300	$—	$27,300
Asset Backed Securities	—	539	—	539
Collateralized Mortgage Obligations	—	2,459	—	2,459
U.S. Government Agency Securities	—	2,004	—	2,004
U.S. Government Agency Mortgages	—	34,392	—	34,392
U.S. Treasury Obligations	—	22,396	—	22,396
Yankee Dollars	—	4,678	—	4,678
Time Deposit	—	75	—	75
Mutual Funds	10,608	—	—	10,608

Total Investments	$10,608	$93,843	$—	$104,451

TBA Sale Commitments	$—	$(288)	$—	$(288)

Fixed Opportunity Portfolio
Preferred Stock	$184	$—	$—	$184
Corporate Bonds	—	487,967	—	487,967
Asset Backed Security	—	5,334	—	5,334
Collateralized Mortgage Obligations	—	53,479	—	53,479
Yankee Dollars	—	127,148	—	127,148
Time Deposit	—	5,430	—	5,430
Mutual Funds	109,253	—	—	109,253
Repurchase Agreement	—	11,406	—	11,406

Total Investments	$109,437	$690,764	$—	$800,201

Other Financial Instruments[1]
Futures	$(23)	$—	$—	$(23)
Forward Currency Contracts	—	(164)	—	(164)

U.S. Government Fixed Income Portfolio
Corporate Bond	$—	$275	$—	$275
U.S. Government Agency Securities	—	20,071	—	20,071
U.S. Treasury Obligations	—	230,453	—	230,453
Yankee Dollar	—	139	—	139
Time Deposit	—	872	—	872
Mutual Fund	12,975	—	—	12,975

Total Investments	$12,975	$251,810	$—	$264,785

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total

Inflation Protected Portfolio
U.S. Treasury Obligations	$—	$484,035	$—	$484,035
Mutual Funds	25,997	—	—	25,997

Total Investments	$25,997	$484,035	$—	$510,032

U.S. Corporate Fixed Income Portfolio
Corporate Bonds	$—	$178,040	$—	$178,040
Yankee Dollars	—	29,370	—	29,370
Mutual Funds	15,778	—	—	15,778

Total Investments	$15,778	$207,410	$—	$223,188

U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$4,336	$—	$4,336
Collateralized Mortgage Obligations	—	15,193	—	15,193
U.S. Government Agency Mortgages	—	222,173	—	222,173
Yankee Dollars	—	649	—	649
Mutual Funds	46,972	—	—	46,972

Total Investments	$46,972	$242,351	$—	$289,323

TBA Sale Commitments	$—	$(1,788)	$—	$(1,788)

Short-Term Municipal Portfolio
Municipal Bonds	$—	$20,670	$—	$20,670
Mutual Fund	39	—	—	39

Total Investments	$39	$20,670	$—	$20,709

Intermediate Municipal Portfolio
Corporate Bond	$—	$—	$—	$—
Municipal Bonds	—	396,574	—	396,574
Time Deposit	—	9,775	—	9,775
Mutual Fund	20,563	—	—	20,563

Total Investments	$20,563	$406,349	$—	$426,912

Intermediate Municipal II Portfolio
Municipal Bonds	$—	$74,311	$—	$74,311
Mutual Funds	3,926	—	—	3,926

Total Investments	$3,926	$74,311	$—	$78,237

[1]

Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers from Level 1 to Level 2 and Level 2 to Level 1 during the year ended June 30, 2015.

C.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage backed and asset backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

D.    Restricted Securities.    A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2015, the Commodity Portfolio and Intermediate Municipal Portfolio held illiquid restricted securities representing 0.41% and 0.41% of net assets, respectively. The illiquid restricted securities held as of June 30, 2015 are identified below:

Security	Acquisition Date	Acquisition Cost (000)	Principal Amount (000)	Fair Value (000)
Commodity Portfolio
Bonos y Obligaciones del Estado, 5.85%, 1/31/12	6/5/14	$6,107	$3,500	$4,899

		$6,107		$4,899

Intermediate Municipal Portfolio
City of Chicago Certificates of Participation Tax Increment Allocation Revenue Diversey/Narragansett Project, Series NT, Callable 8/13/15@100.00	8/1/06	$2,722	$2,550	$1,749

		$2,722		$1,749

E.    Allocations.    Expenses directly attributable to a Portfolio are charged to that Portfolio. Class specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

F.    Dividends and Capital Gain Distributions to Shareholders.    The Core Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, Inflation Protected Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income, if any, on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio and Fixed Opportunity Portfolio declare and distribute dividends from net investment income, if any, on a quarterly basis. The International Portfolio and the Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.

G.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Trust at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The following table is a summary of each Portfolio’s open repurchase agreements which are subject to offset under an MRA on a net basis as of June 30, 2015:

Portfolio	Value of Repurchase Agreements (000)	Value of Collateral Received (000)	Net Amount (000)
Commodity Portfolio	$225,200	$225,200	$—

H.    TBA Purchase and Sale Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

I.    Commission Recapture.    Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the year ended June 30, 2015, the following commissions were recaptured (amounts in thousands):

Commissions
Portfolio	Recaptured
Value Equity Portfolio	$54
Institutional Value Equity Portfolio	91
Growth Portfolio	24
Institutional Growth Equity Portfolio	46
Small Capitalization-Mid Capitalization Equity Portfolio	8
Institutional Small Capitalization-Mid Capitalization Equity Portfolio	10
Real Estate Securities Portfolio	2
Commodity Returns Strategy Portfolio	9
International Equity Portfolio	6
Institutional International Equity Portfolio	13
Emerging Markets Portfolio	36

J.    Foreign Exchange Transactions.    The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i)	value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)	purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

K.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

The following is a summary of the fair value of derivative instruments held by the Portfolios as of June 30, 2015 (amounts in thousands).

	Assets
Portfolio	Unrealized appreciation on futures contracts*	Investments, at value for purchased options	Investments, at value for written options	Unrealized appreciation on forward currency contracts	Swap agreements, at value*
Equity Risk Exposure:
Small Cap-Mid Cap Portfolio	$36	$—	$—	$—	$—
Institutional Small Cap-Mid Cap Portfolio	64	—	—	—	—
Real Estate Portfolio	—	—	—	—	—
International Portfolio	78	—	—	—	—
Institutional International Portfolio	81	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	—	1	—	486	—

Commodity Risk Exposure:
Commodity Portfolio	4,260	268	—	—	5,163

Interest Rate Risk Exposure:
Commodity Portfolio	7	—	—	—	1,230
Fixed Income Opportunity Portfolio	56	—	—	—	—
	Liabilities
Portfolio	Net unrealized deprecation on futures contracts*	Purchased options, at fair value	Written options, at fair value	Unrealized depreciation on forward currency contracts	Swap agreements, at value*
Equity Risk Exposure:
Value Portfolio	$405	$—	$—	$—	$—
Institutional Value Portfolio	406	—	—	—	—
Growth Portfolio	1,438	—	—	—	—
Institutional Growth Portfolio	1,825	—	—	—	—
Real Estate Portfolio	70	—	—	—	—
Commodity Portfolio	468	—	—	—	—
International Portfolio	21	—	—	—	—
Institutional International Portfolio	9	—	—	—	—
Emerging Markets Portfolio	775	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	171	—	26	716
International Portfolio	12	—	—	—	—
Institutional International Portfolio	13	—	—	—	—
Fixed Income Opportunity Portfolio	11	—	—	164	—

Commodity Risk Exposure:
Commodity Portfolio	9,895	—	227	—	513
Interest Rate Risk Exposure:
Commodity Portfolio	7	—	215	—	140
Fixed Income Opportunity Portfolio	68	—	—	—	—

*

Total fair value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent the appreciation (for asset derivatives) or depreciation (for liability derivatives). For futures contracts and centrally cleared swaps, the amounts represent their cumulative appreciation/depreciation.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the effect of derivative instruments on the Statements of Operations for the year ended June 30, 2015 (amounts in thousands).

Portfolio	Net realized gains/(losses) from futures transactions	Net realized gains/(losses) from written options transactions	Net realized gains/(losses) from purchased options transactions	Net realized gains/(losses) from foreign currency transactions	Net realized gains/(losses) from swap transactions
Equity Risk Exposure:
Value Portfolio	$88	$—	$—	$—	$—
Institutional Value Portfolio	105	—	—	—	—
Growth Portfolio	657	—	—	—	—
Institutional Growth Portfolio	12,688	(34)	—	—	—
Small Cap-Mid Cap Portfolio	(29)	—	—	—	—
Institutional Small Cap-Mid Cap Portfolio	(74)	—	—	—	—
Real Estate Portfolio	(210)	—	—	—	—
Commodity Portfolio	(93)	—	—	—	(20)
International Portfolio	(2,549)	—	—	—	—
Institutional International Portfolio	(3,327)	—	—	—	—
Emerging Markets Portfolio	(2,594)	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Institutional Growth Portfolio	(1)	(118)	—	2,394	—
Commodity Portfolio	(57)	34	—	4,915	—
International Portfolio	—	—	—	(89)	—
Institutional International Portfolio	—	—	—	291	—
Emerging Markets Portfolio	—	—	—	(1,298)	—
Fixed Income Opportunity Portfolio	715	—	—	417	—

Commodity Risk Exposure:
Commodity Portfolio	(46,209)	399	(200)	—	(70,037)

Interest Rate Risk Exposure:
Institutional Growth Portfolio	(32)	46	—	—	(2,922)
Commodity Portfolio	(585)	(146)	—	—	(771)
Fixed Income Opportunity Portfolio	302	—	—	—	—

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Portfolio	Change in unrealized appreciation/ (depreciation) on futures	Change in unrealized appreciation/ (depreciation) on written options	Change in unrealized appreciation/ (depreciation) on purchased options	Change in unrealized appreciation/ (depreciation) on foreign currency translations	Change in unrealized appreciation/ (depreciation) on swaps
Equity Risk Exposure:
Value Portfolio	$(405)	$—	$—	$—	$—
Institutional Value Portfolio	(406)	—	—	—	—
Growth Portfolio	(1,438)	—	—	—	—
Institutional Growth Portfolio	(3,930)	—	—	—	—
Small Cap-Mid Cap Portfolio	36	—	—	—	—
Institutional Small Cap-Mid Cap Portfolio	64	—	—	—	—
Real Estate Portfolio	(70)	—	—	—	—
Commodity Portfolio	(465)	—	—	—	—
International Portfolio	57	—	—	—	—
Institutional International Portfolio	74	—	—	—	—
Emerging Markets Portfolio	(775)	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Institutional Growth Portfolio	—	(3)	—	162	—
Commodity Portfolio	(171)	—	—	(173)	—
International Portfolio	(12)	—	—	19	—
Institutional International Portfolio	(13)	—	—	22	—
Fixed Income Opportunity Portfolio	(11)	—	—	(164)	—

Commodity Risk Exposure:
Commodity Portfolio	(12,559)	(62)	(84)	—	3,723

Interest Rate Risk Exposure:
Institutional Growth Portfolio	81	—	—	—	—
Commodity Portfolio	—	24	—	—	802
Fixed Income Opportunity Portfolio	(12)	—	—	—	—

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

The Trust is generally subject to master netting agreements (“MNA”) that allow for amounts owed between the Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the counterparty. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Portfolio’s ability to transact net amounts with counterparties at June 30, 2015.

As of June 30, 2015 each Portfolio’s derivative assets and liabilities by type are as follows (amounts in thousands):

	Value Portfolio		Institutional Value Portfolio		Growth Portfolio		Institutional Growth Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$405	$—	$406	$—	$1,438	$—	$1,825
Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	405	—	406	—	1,438	—	1,825
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	(405)	—	(406)	—	(1,438)	—	(1,825)

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$—	$—

	Small Cap-Mid Cap Portfolio		Institutional Small Cap-Mid Cap Portfolio		Real Estate Portfolio		Commodity Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$36	$—	$64	$—	$—	$70	$4,267	$10,541
Forward currency contracts	—	—	—	—	—	—	486	716
Option contracts*	—	—	—	—	—	—	270	469
Swap agreements	—	—	—	—	—	—	6,393	653

Total derivative assets and liabilities in the Statement of Assets and Liabilities	36	—	64	—	—	70	11,416	12,379
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(36)	—	(64)	—	—	(70)	(5,650)	(10,844)

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$5,766	$1,535

	International Portfolio		Institutional International Portfolio		Emerging Markets Portfolio		Fixed Opportunity Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$78	$33	$81	$22	$—	$775	$56	$79
Forward currency contracts	—	—	—	—	—	—	—	164
Option contracts*	—	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	78	33	81	22	—	775	56	243
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(78)	(33)	(81)	(22)	—	(775)	(56)	(79)

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$—	$164

*	Includes option contracts purchased at value as reported in the Statement of Assets and Liabilities.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

The following table represents the Portfolios’ derivative assets by counterparty, net of amounts available for offset under an MNA and net of the related collateral received by each Portfolio as of June 30, 2015 (amounts in thousands).

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
Commodity Portfolio:
Barclays Bank	$415	$(15)	$—	$—	$400
BNP Paribas	916	(52)	—	(270)	594
Canadian Imperial Bank of Commerce	521	—	—	—	521
Credit Suisse	1	—	—	—	1
Deutsche Bank	103	(95)	—	(8)	—
Goldman Sachs	1,778	(775)	—	(300)	703
JPMorgan Chase	2,032	(183)	—	(309)	1,540

Total	$5,766	$(1,120)	$—	$(887)	$3,759

The following table represents the Portfolios’ derivative liabilities by counterparty, net of amounts available for offset under an MNA and net of the related collateral pledged by each Portfolio as of June 30, 2015 (amounts in thousands).

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Commodity Portfolio:
Barclays Bank	$15	$(15)	$—	$—	$—
BNP Paribas	52	(52)	—	—	—
Deutsche Bank	95	(95)	—	—	—
Goldman Sachs	1,190	(814)	(143)	(265)	(32)
JPMorgan Chase	183	(183)	—	—	—

Total	$1,535	$(1,159)	$(143)	$(265)	$(32)

Fixed Opportunity Portfolio:
Citibank	$164	$—	$—	$—	$164

Total	$164	$—	$—	$—	$164

(a)

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instruments disclosed on the Statements of Assets and Liabilities.

Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if the counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

Forward contracts may involve credit or market risk in excess of the amounts reflected on a Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at June 30, 2015 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio. In addition, at June 30, 2015, the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in “Receivable from investments sold” and “Payable for

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

investments purchased” in the Statements of Assets and Liabilities. The settlement value of the forward contracts outstanding at June 30, 2015 and the month-end average contract amount for all forward contracts during the year ended June 30, 2015 are detailed in the table below:

Portfolio	Average Month-End Contract Amount (000)	Forward Contracts Amount Outstanding at June 30, 2015 (000)
Institutional Growth Portfolio	$37,494	$—
Real Estate Portfolio	3	—
Commodity Portfolio	101,869	89,470
International Portfolio	4,193	122
Institutional International Portfolio	7,163	62
Emerging Markets Portfolio	1,516	—
Fixed Opportunity Portfolio	1,682	3,154

Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses) from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian. The notional value of the futures contracts outstanding at June 30, 2015 and the month-end average notional amount for the year ended June 30, 2015 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Futures Contracts Outstanding at June 30, 2015 (000)
Value Portfolio	$4,614	$18,451
Institutional Value Portfolio	6,640	18,349
Growth Portfolio	9,944	68,910
Institutional Growth Portfolio	90,576	83,950
Small Cap-Mid Cap Portfolio	971	4,626
Institutional Small Cap-Mid Cap Portfolio	1,620	8,128
Real Estate Portfolio	856	2,782
Commodity Portfolio	288,733	356,769
International Portfolio	17,704	106,185
Institutional International Portfolio	24,933	108,146
Emerging Markets Portfolio	10,994	76,848
Fixed Opportunity Portfolio	17,357	45,930

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

Purchased Options Contracts:    Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in ‘‘Investments, at value’’ on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.

Written Options Contracts:     Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities on the Statement of Assets and Liabilities and are marked-to-market to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from written options transactions” on the Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Institutional Growth Portfolio and Commodity Portfolio had the following transactions in purchased call and put options during the year ended June 30, 2015:

Institutional Growth Portfolio	Number of Contracts	Cost (000)
Options outstanding at June 30, 2014	28	$2
Options purchased	28	—
Options exercised	—	—
Options expired	—	—
Options closed	(56)	(2)

Options outstanding at June 30, 2015	—	$—

Commodity Portfolio	Number of Contracts	Cost (000)
Options outstanding at June 30, 2014	50	$192
Options purchased	6,527	604
Options exercised	—	—
Options expired	(134)	(167)
Options closed	(83)	(155)

Options outstanding at June 30, 2015	6,360	$474

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

The Institutional Growth Portfolio and Commodity Portfolio had the following transactions in written call and put options during the year ended June 30, 2015:

Institutional Growth Portfolio	Number of Contracts	Premiums Received (000)
Options outstanding at June 30, 2014	(28)	$(3)
Options written	(7,767,622)	(213)
Options exercised	—	—
Options expired	3,014,480	66
Options closed	4,753,170	150

Options outstanding at June 30, 2015	—	$—

Commodity Portfolio	Number of Contracts	Notional (000)[1]	Premiums Received (000)
Options outstanding at June 30, 2014	(646)	$—	$(113)
Options written	(10,653,572)	(60,252)	(1,106)
Options exercised	—	—	—
Options expired	(9,296,599)	33,552	390
Options closed	15,170,627	—	366

Options outstanding at June 30, 2015	(4,780,190)	$(26,700)	$(463)

[1]	Includes swaptions.

Swap Agreements:    Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps:    Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statements of Operations.

Total Return Swaps:    Certain of the Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. In order to reduce such risks, certain Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Variance Swaps:    Certain of the Portfolios may invest in variance swaps to gain or reduce exposure to the underlying reference securities. Variance swaps involve two parties agreeing to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at June 30, 2015 is disclosed in the swap tables included in the Portfolios of Investments. The notional value of the swap agreements outstanding at June 30, 2015 and the month-end average notional amount for the year ended June 30, 2015 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Swap Agreements Outstanding at June 30, 2015 (000)
Institutional Growth Portfolio	$61,392	$—
Commodity Portfolio	310,460	341,158

L.    Inflation Indexed Bonds.    Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond resulting from inflation or deflation, respectively, as measured by the change in the Consumer Price Index, will be included as interest income or loss on the Statements of Operations, even though investors do not receive their principal until maturity. During the year ended June 30, 2015, the Inflation Protected Portfolio experienced negative income due to the deflation in the Consumer Price Index.

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest rates on inflation-indexed bonds are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only real rates to influence the price of inflation-indexed bonds. A rise in real rates will cause the price of inflation-indexed bonds to fall, while a decline in real rates will boost the price of inflation-indexed bonds. Inflation-indexed bonds issued by non-U.S. governments would be expected to be indexed to the inflation rates prevailing in those countries.

The primary risk associated with the use of inflation-indexed bonds is that the principal value of an investment is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-indexed bonds. Inflation-indexed bonds

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Notes to Financial Statements (continued) — June 30, 2015

are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. Deflation risk is the possibility that prices throughout the economy decline over time and, in which case, the principal and income of an inflation-protected bond will decline and could result in losses.

M.    Bank Loans.    Certain Portfolios may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate, and secondarily the prime rate offered by one or more major U. S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments. At June 30, 2015, none of the Portfolios invested in bank loans.

N.    Securities Lending.    Certain of the Portfolios may lend from their total assets in the form of their portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds investing in U.S. Treasury Obligations. A Portfolio bears the risk of such investments. Securities on loan at June 30, 2015 are presented in the Portfolio of Investments. The Portfolios pay the Securities Lending Agent fees based on the investment income received from securities lending activities as reflected on the Statement of Operations.

Securities lending transactions are entered into by a Portfolio under a Master Securities Lending Agreement (“MSLA”) which permits the Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.

The following table is a summary of the Portfolios’ securities lending agreements which are subject to offset under an MSLA at June 30, 2015:

Portfolio	Value of Securities On Loan (000)	Value of Collateral Received (000)(a)	Net Amount (000)
Value Portfolio	$2,948	$2,948	$—
Institutional Value Portfolio	6,379	6,379	—
Growth Portfolio	118	118	—
Institutional Growth Portfolio	295	295	—
Small Cap–Mid Cap Portfolio	924	924	—
Institutional Small Cap–Mid Cap Portfolio	4,315	4,315	—
Commodity Portfolio	19,745	19,745	—
International Portfolio	11,669	11,669	—
Institutional International Portfolio	19,393	19,393	—
Emerging Markets Portfolio	12,908	12,908	—
Fixed Opportunity Portfolio	17,715	17,715	—

(a)

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Portfolio of Investments.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

O.    Basis for Consolidation for the Commodity Portfolio.    The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated.

The following table summarizes the structure, incorporation and relationship information of the Funds, and certain financial information of the Funds recognized in the consolidated financial statements referred to above (amounts in thousands).

	HC Commodity Related Securities Fund, Ltd.	HC Commodity Related Securities Fund II, Ltd.
Date of Incorporation	April 27, 2011	June 2, 2011

Fund Net Assets
Commodity Portfolio	$54,868	$63,355
Subsidiary % of Fund net assets	4.58%	5.29%

Consolidated Financial Statement Information
Total assets	$61,351	$63,713
Total liabilities	6,483	358
Net assets	54,868	63,355
Total investment income	36	72
Net investment income (loss)	20	38
Net realized gains/(losses) from investment transactions	(471)	49
Net realized gains/(losses) from futures transactions	(48,684)	1,034
Net realized gains/(losses) from written options transactions	35	353
Net realized gains/(losses) from swap transactions	(1,349)	(68,687)
Net realized gains/(losses) from foreign currency transactions	—	(141)
Change in net unrealized appreciation (depreciation) on investments	(20)	(75)
Change in net unrealized appreciation (depreciation) on futures	(12,378)	(576)
Change in net unrealized appreciation (depreciation) on written options	(19)	(43)
Change in net unrealized appreciation (depreciation) on swaps	28	3,695
Change in net unrealized appreciation (depreciation) on foreign currency translations	—	14
Net realized/unrealized gains/(losses) from investments, futures, written options, swap transactions, foreign currency transactions	(62,858)	(64,377)
Change in net assets resulting from operations	(62,838)	(64,339)

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds. The consolidated financial statements include the accounts of the Commodity Portfolio and the Funds. All intercompany transactions and balances have been eliminated.

P. Recent Accounting Pronouncements. In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 “Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. ASU 2014-11 is effective for interim and annual reporting periods beginning after December 15, 2014.

In May 2015, the FASB issued ASU No. 2015-07 “Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

value per share practical expedient and amends certain disclosure requirements for such investments. ASU 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015.

Management is evaluating any impact ASU 2014-11 and ASU 2015-07 may have on the Portfolio’s financial statements.

3.    INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.    The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.

For the year ending June 30, 2015, the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s). The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.

Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Institutional Capital, LLC*	$175	0.35%
AllianceBernstein, L.P.	781	0.32	%(a)
Cadence Capital Management, LLC	176	0.065	%(b)
Mellon Capital Management Corporation	—	0.065	%(c)(d)
Parametric Portfolio Associates, LLC	4	0.08	%(e)
Parametric Portfolio Associates, LLC	—	0.35	%(c)(gg)

Total	$1,136	0.19%

Institutional Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Institutional Capital, LLC*	$234	0.35%
AllianceBernstein, L.P.	1,275	0.32	%(a)
Cadence Capital Management, LLC	278	0.065	%(b)
Pacific Investment Management Company, LLC	—	0.25	%(c)
Mellon Capital Management Corporation	—	0.065	%(c)(d)
Parametric Portfolio Associates, LLC	6	0.07	%(e)
Parametric Portfolio Associates, LLC	—	0.35	%(c)(gg)

Total	$1,793	0.19%

Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Jennison Associates LLC	$766	0.24	%(f)
Sustainable Growth Advisers, LP	757	0.35	%(g)
Mellon Capital Management Corporation	158	0.065	%(d)
Cadence Capital Management, LLC	—	0.065	%(b)(c)
Parametric Portfolio Associates, LLC	5	0.07	%(e)
Parametric Portfolio Associates, LLC	—	0.35	%(c)(gg)

Total	$1,686	0.21%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

Institutional Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Jennison Associates, LLC	$1,332	0.24	%(f)
Sustainable Growth Advisers, LP	785	0.34	%(g)
Pacific Investment Management Company, LLC*	207	0.25%
Mellon Capital Management Corporation	273	0.065	%(d)
Cadence Capital Management, LLC	—	0.065	%(b)(c)
Parametric Portfolio Associates, LLC	6	0.07	%(e)
Parametric Portfolio Associates, LLC	—	0.35	%(c)(gg)

Total	$2,603	0.20%

Small Cap–Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$151	0.45	%(h)
Mellon Capital Management Corporation	3	0.065	%(d)
IronBridge Capital Management LP	330	0.95	%(i)
Pzena Investment Management, LLC	88	1.00%
Cupps Capital Management, LLC	100	0.85%
Cadence Capital Management, LLC	—	0.065	%(b)(c)
Ariel Investments, LLC	54	1.00	%(j)
Parametric Portfolio Associates, LLC	2	0.33	%(e)

Total	$728	0.70%

Institutional Small Cap–Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$258	0.45	%(h)
IronBridge Capital Management LP	658	0.95	%(i)
Pzena Investment Management, LLC	149	1.00%
Cupps Capital Management, LLC	225	0.85%
Mellon Capital Management Corporation	2	0.065	%(d)
Cadence Capital Management, LLC	—	0.065	%(b)(c)
Ariel Investments, LLC	—	1.00	%(c)(j)
Parametric Portfolio Associates, LLC	2	0.24	%(e)

Total	$1,294	0.74%

Real Estate Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Wellington Management Company, LLP	$1,027	0.68	%(k)
Mellon Capital Management Corporation	—	0.10	%(c)(l)
Cadence Capital Management, LLC	—	0.10	%(c)(m)
Parametric Portfolio Associates, LLC	2	0.31	%(e)

Total	$1,029	0.66%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

Commodity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Wellington Management Company, LLP	$2,448	0.76	%(n)
Wellington Management Company, LLP	1,728	0.75	%(o)
Pacific Investment Management Company, LLC	1,084	0.49%
Mellon Capital Management Corporation	338	0.10	%(l)
Cadence Capital Management, LLC	—	0.10	%(c)(m)
Parametric Portfolio Associates, LLC	5	0.08	%(e)

Total	$5,603	0.49%

International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Causeway Capital Management, LLC	$777	0.45%
Artisan Partners Limited Partnership	910	0.69	%(p)
Capital Guardian Trust Company	685	0.39	%(q)
Cadence Capital Management, LLC	897	0.10	%(r)(s)
City of London Investment Management Company Ltd.	—	0.80	%(c)(cc)
Mellon Capital Management Corporation	144	0.13	%(t)(u)
Parametric Portfolio Associates, LLC	6	0.07	%(e)

Total	$3,419	0.22%

Institutional International Equity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Causeway Capital Management, LLC	$1,097	0.45%
Artisan Partners Limited Partnership	1,522	0.66	%(p)
Capital Guardian Trust Company	692	0.39	%(q)
Cadence Capital Management, LLC	1,714	0.10	%(r)(s)
City of London Investment Management Company Ltd.	—	0.80	%(c)(cc)
Lazard International Management, LLC	1,109	0.36	%(v)
Mellon Capital Management Corporation	259	0.13	%(t)(u)
Parametric Portfolio Associates, LLC	8	0.06	%(e)

Total	$6,401	0.22%

Emerging Markets Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Boston Company Asset Management, LLC	$5,441	0.58	%(w)
Mellon Capital Management Corporation	1,175	0.13	%(u)
Cadence Capital Management, LLC	—	0.13	%(c)(r)
City of London Investment Management Company Ltd.	—	1.00	%(c)(ff)
Parametric Portfolio Associates, LLC	2	0.31	%(e)

Total	$6,618	0.35%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

Core Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$6	0.08%
Seix Investment Advisors LLC*	51	0.22	%(x)
Mellon Capital Management Corporation	14	0.06	%(y)
Mellon Capital Management Corporation	21	0.15	%(z)

Total	$92	0.10%

Fixed Income Opportunity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Fort Washington Investment Advisors, Inc.	$1,185	0.20	%(aa)
Western Asset Management Company	328	0.75	%(bb)
City of London Investment Management Company Ltd.	131	0.45%
Mellon Capital Management	—	0.25	%(c)
Parametric Portfolio Associates, LLC	4	0.10	%(e)

Total	$1,648	0.23%

U.S. Government Fixed Income Securities Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$136	0.06%

Inflation Protected Securities Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$186	0.04	%(dd)

U.S. Corporate Fixed Income Securities Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$35	0.08%
Seix Investment Advisors LLC*	353	0.22	%(x)
Mellon Capital Management Corporation	—	0.15	%(c)

Total	$388	0.19%

U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$137	0.06%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

Short-Term Municipal Bond Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$27	0.125%

Intermediate Municipal Bond Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Standish Mellon Asset Management Company, LLC	$529	0.16	%(ee)

Intermediate Municipal Bond II Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$85	0.125%

*	The Specialist Manager’s portfolio management agreement with the portfolio was terminated during the year ended June 30, 2015.

(a)

AllianceBernstein, L.P. (“AllianceBernstein”) receives a fee, which shall be payable monthly in arrears, of 0.37% of the average daily net assets of the first $150 million of the Combined Assets (as defined below), 0.35% of the next $150 million of Combined Assets and 0.29% of the Combined Assets exceeding $300 million.

“Combined Assets” shall mean the sum of: the average net assets of the portion of the Value Portfolio managed by AllianceBernstein, the average net assets of the portion of the Institutional Value Portfolio managed by AllianceBernstein, and assets invested in the same investment strategy as the Portfolio that are managed by AllianceBernstein for certain other clients of the Trust’s primary adviser.

(b)

Cadence Capital Management, LLC (“Cadence”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(c)	Specialist manager approved by the Board but to which no assets were allocated during the year ended June 30, 2015.

(d)

Mellon Capital Management Corporation (“Mellon”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

(e)

With respect to its Liquidity Strategy, Parametric Portfolio Associates, LLC (“Parametric”) receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.15% of the first $50 million of the Combined Assets (as defined below); 0.10% of the next $100 million of Combined Assets; and 0.05% of Combined Assets over $150 million. Parametric is also entitled to receive a flat fee of $10,000 per year for each Portfolio, provided that 1/12 of such fee will be waived with respect to each calendar month during which no Portfolio assets were allocated to a Portfolio.

“Combined Assets” shall mean the sum of: the net assets managed by Parametric in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio and Fixed Income Opportunity Portfolio.

(f)

Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

—	0.75% on the first $10 million;

—	0.50% on the next $30 million;

—	0.35% on the next $25 million;

—	0.25% on the next $335 million;

—	0.22% on the next $600 million;

—	0.20% on the next $4 billion; and

—	0.25% on the balance

(g)

Effective June 10, 2015, Sustainable Growth Advisers, LP (“SGA”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.35% of the first $200 million of Combined Assets (as defined below); 0.30% of the next $200 million of Combined Assets; 0.25% of the next $200 million of Combined Assets; 0.22% of the next $400 million of Combined Assets; and 0.20% of Combined Assets exceeding $1 billion. Prior to June 10, 2015, SGA received an annual fee of 0.35% of the average daily net assets.

“Combined Assets” shall mean the sum of: the net assets managed by SGA in the Growth Portfolio, the net assets managed by SGA in the Institutional Growth Portfolio, and the net assets invested in the same strategy as the Portfolio that are managed by SGA for certain other clients of the Trust’s primary adviser.

(h)

Effective March 11, 2015, Frontier Capital Management Company, LLC (“Frontier”) receives a fee, which shall be calculated daily and payable monthly, at an annual rate of 0.45% of the first $90 million of Combined Assets (as defined below) and 0.75% of Combined Assets exceeding $90 million. Prior to March 11, 2015, Frontier received an annual fee of 0.45% of the average daily net assets.

“Combined Assets” shall mean the sum of: the net assets managed by Frontier in the Small Cap–Mid Cap Portfolio, the net assets managed by Frontier in the Institutional Small Cap–Mid Cap Portfolio, and the net assets invested in the same strategy as the Portfolio what are managed by Frontier for certain other clients of the Trust’s primary adviser.

(i)

IronBridge Capital Management LP (“IronBridge”) receives a fee at an annual rate of 0.95% of the average daily net assets that it manages for the Portfolio. Effective July 1, 2015, IronBridge will receive a fee at an annual rate of 0.70% of the average daily net assets that it manages.

(j)

For its services to the Small Cap–Mid Cap Portfolio and the Institutional Small Cap–Mid Cap Portfolio, Ariel Investments, LLC (“Ariel”) will be paid an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (as defined below), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million of Combined Assets and 0.50% of the Combined Assets exceeding $20 million. Ariel did not manage assets for the Institutional Small Cap–Mid Cap Portfolio during the period shown in the table.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

“Combined Assets” shall mean the sum of: the net assets managed by Ariel in the Small Cap–Mid Cap Portfolio, the Institutional Small Cap–Mid Cap Portfolio and the net assets invested in the same strategy as the Portfolios that are managed by Ariel for the benefit of certain investors who are clients of certain affiliates of the Trust’s primary adviser.

(k)

Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets of the Real Estate Portfolio and assets invested in the same investment strategy as the Portfolio that are managed by Wellington for certain other clients of the Trust’s primary adviser.

(l)

Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of the portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(m)

Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of the portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(n)

Effective March 11, 2015, with respect to its Global National Resources Strategy (“GNRS”), Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.60%, so long as at least $150 million in assets are present in the GNRS and 0.85% if less than $150 million in assets are present in the GNRS. Prior to March 11, 2015, Wellington was entitled to receive a fee, which was payable monthly in arrears at the annual rate of 0.85%, so long as at least $50 million in assets were present in the GNRS and 1.00% if less than $50 million in assets were present in the GNRS.

(o)

With respect to its Commodity Futures Strategy account, Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.75% of the average daily net assets of the Commodity Futures Strategy account.

(p)

Artisan Partners Limited Partnership (“Artisan”) receives a fee, which shall be payable monthly in arrears within 30 days after each month end. For so long as the Combined Assets (as defined below) are greater than $500 million, the fee shall be at the annual rate of 0.47% of the average daily net assets of the Portfolios. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolios at the following annual rates:

—	0.80% on assets up to $50 million; and

—	0.60% on assets in excess of $50 million

“Combined Assets” shall mean the sum of: the net assets of the International Portfolio managed by Artisan and the net assets of the Institutional International Portfolio managed by Artisan.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

(q)

Capital Guardian Trust Company (“CapGuardian”) receives a fee, which shall be payable quarterly in arrears in accordance with the following annual rates. The minimum annual fee (based on an account size of $50 million) is $312,500.

—	0.70% on the first $25 million;

—	0.55% on the next $25 million;

—	0.425% on the next $200 million; and

—	0.375% on the balance

When the total aggregated fees exceed $3 million, before discounts (as set forth below), fee break points are to be eliminated and the Portfolio will pay its fee at an annual rate of 0.375% on all assets in the Portfolio managed by CapGuardian.

The following fee discounts will be applied based upon the total annualized aggregate fees, which include fees from separate accounts, pooled investments vehicles, and funds with internally charged fees managed by The Capital Group Companies, Inc. The resulting discount percentage will be applied to each account’s fees (excluding fees related to investments in funds with internally charged fees):

—	5% discount on fees from $1.25 million to $4 million;

—	7.5% discount on fees from $4 million to $8 million;

—	10% discount on fees from $8 million to $12 million; and

—	12.5% discount on fees over $12 million

(r)

With respect to the emerging markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(s)

With respect to the developed markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(t)

With respect to the developed markets portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

(u)

With respect to the emerging markets portion of the portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or one of its affiliates serves as investment adviser.

(v)

Lazard Asset Management, LLC (“Lazard”) receives a fee which shall be payable monthly in arrears of 0.40% of the average daily net assets of the first $75 million and 0.35% on the excess over $75 million of that portion of the Portfolio managed by Lazard.

(w)

Boston Company Asset Management, LLC (“Boston Company”) receives an annual fee of 0.90% of the average daily net assets of the first $50 million; 0.85% of the average daily net assets on the next $50 million; 0.70% of the average daily net assets on the next $100 million; 0.55% of the average daily net assets on the next $200 million; and 0.50% of the average daily net assets over $400 million of that portion of the Portfolio managed by Boston Company.

(x)

Seix Investment Advisors LLC’s (“Seix”) Portfolio Management Agreement was terminated as of March 13, 2015. Prior to March 13, 2015, Seix received a fee, which was calculated daily and payable monthly in arrears at the annual rate of 0.25% of the first $100 million of the Combined Assets (as defined below) and 0.20% of the Combined Assets exceeding $100 million.

“Combined Assets” meant the sum of: the net assets managed by Seix in the Core Fixed Income Portfolio and the net assets managed by Seix in the U.S. Corporate Fixed Income Portfolio.

(y)

Mellon receives a fee which shall be calculated daily and payable monthly at the annual rate of 0.06% of the average daily net assets of the U.S. mortgage– and asset–backed and U.S. Government securities portions of the Core Fixed Income Portfolio managed by Mellon. Mellon also receives a fee at the annual rate of 0.06% of the average daily net assets of the U.S. Government Fixed Income Portfolio and the U.S. Mortgage/Asset Backed Fixed Income Portfolio.

(z)

Mellon receives a fee which shall be calculated daily and payable monthly at the annual rate of 0.15% of the average daily net assets of the U.S. corporate fixed–income securities portion of the Core Fixed Income Portfolio managed by Mellon. Mellon also receives a fee at the annual rate of 0.15% of the average daily net assets of the portion of the U.S. Corporate Fixed Income Portfolio managed by Mellon.

(aa)

Fort Washington Investment Advisors, Inc. (“Fort Washington”) receives a fee, which shall be payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $200 million, the fee shall be at the annual rate of 0.20% of the Combined Assets. If the Combined Assets are reduced to $200 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date of such withdrawals or redemptions, the fee shall be based on 0.40% of the Combined Assets of the first $25 million, 0.375% of the Combined Assets of the next $25 million, 0.3375% of the Combined Assets of the next $50 million, and 0.25% of the Combined Assets of the next $100 million, and 0.20% of the Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the net assets managed by Fort Washington in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Fort Washington for the benefit of certain investors who are clients of the Trust’s primary adviser.

(bb)

Effective August 29, 2014, Western Asset Management Company (“Western Asset”) receives an annual fee of 0.75% of the average daily net assets of that portion of the Fixed Income Opportunity Portfolio allocated to Western Asset. Prior to August 29, 2014, Western Asset received a fee of 0.40% of the first $25 million of the Combined Assets (as defined below); 0.375% of the next $25 million of the Combined Assets; 0.3375% of the next $50 million of the Combined Assets; 0.25% of the next $100 million of the Combined Assets; and 0.20% of the Combined Assets over $200 million.

“Combined Assets” meant the sum of: the net assets managed by Western Asset in the Fixed Income Opportunity Portfolio and certain other net assets managed by Western Asset for clients of the Trust’s primary advisor.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

(cc)

City of London Investment Management Company Ltd. (“CLIM”) receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 0.80% of the first $50 million of the Combined Assets (as defined below) and 0.40% of the Combined assets exceeding $50 million.

“Combined Assets” shall mean the sum of: the net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.

(dd)

Mellon receives a fee, which shall be payable monthly in arrears, at the annual rate of: 0.04% of the average daily net assets invested according to a domestic inflation–protected securities strategy; 0.07% of the average daily net assets invested according to a global inflation–protected securities strategy; and 0.13% of the average daily net assets invested according to an emerging–markets inflation–protected securities strategy.

(ee)

Standish Mellon Asset Management Company, LLC (“Standish Mellon”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below) and 0.15% of the Combined Assets exceeding $100 million. Standish Mellon is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets managed by Standish Mellon in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Standish Mellon for the benefit of certain investors who are clients of the Trust’s primary adviser.

(ff)

City of London Investment Management Company Ltd. (“CLIM”) receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 1.00% of the first $100 million of the Combined Assets (as defined below); 0.80% of the next $100 million of the Combined Assets; and 0.50% of the Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.

(gg)

With respect to its Defensive Strategy, Parametric Portfolio Associates, LLC (“Parametric”) receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.35% of the first $50 million of the Combined Assets (as defined below) and 0.25% of Combined Assets over $50 million.

“Combined Assets” shall mean the sum of: the net assets managed by Parametric in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio and Institutional Growth Portfolio.

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. The fees that the Adviser receives are listed as ‘‘Management fees’’ on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi–manager portfolios of the Trust from time to time without additional authorization of the Trust’s Board. In addition, the Adviser will make its officers available to serve as officers and/or Trustees of the Trust, and maintain office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

Prior to March 31, 2015, Citi Fund Services Ohio, Inc. (“Citi”) was responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. Citi received compensation for providing administration, fund accounting and transfer agency services at an all–inclusive fee based on a percentage of each Portfolio’s average net assets. The fees are disclosed as “Administrative service fees” on the Statements of Operations. The fees were accrued daily and payable on a monthly basis at an annual rate of 0.054% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.005% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0295% in excess of $12 billion.

Effective March 31, 2015, Citi provides the Portfolios with administrative and fund accounting services. The fees for these services are disclosed as “Administrative service fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0506% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0047% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0276% in excess of $12 billion.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

In addition, effective March 31, 2015, SunGard Investor Services LLC provides dividend and capital gains disbursing agent and transfer agency services. The fees for these services are disclosed as “Transfer agency fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0034% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0019% in excess of $12 billion.

The Trust has adopted a Distribution Plan for the HC Advisors Shares under which the Adviser may receive compensation for distribution services. Under the Distribution Plan, which was adopted pursuant to Rule 12b–1 under the 1940 Act, the Adviser is entitled to receive a fee of up to 0.25% annually of the average daily net assets attributable to the HC Advisors Shares. Currently, the Adviser is voluntarily waiving all fees associated with the Distribution Plan, and there is no current intention to collect such a fee.

Unified Financial Securities, Inc. (“Unified”), a wholly–owned subsidiary of Huntington Bancshares, Inc., provides certain distribution services to the Trust. Unified receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust. None of Unified’s duties under its agreement are primarily intended to result in the sale of Trust shares.

Alaric Compliance Services, LLC. (“Alaric”) provides an employee to serve as the Trust’s Chief Compliance Officer. For these services, Alaric was compensated $110,000 per year through December 31, 2014. Effective January 1, 2015, Alaric is compensated $150,000 per year for these services.

4.    PURCHASE AND SALE TRANSACTIONS.    The aggregate cost of purchases and proceeds from sales of investment securities, other than long–term U.S. Government securities, TBA securities and short–term securities, for the year ended June 30, 2015 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$684,495	$731,264
Institutional Value Portfolio	1,050,257	1,221,590
Growth Portfolio	434,290	576,959
Institutional Growth Portfolio	750,113	1,000,143
Small Cap–Mid Cap Portfolio	64,692	73,805
Institutional Small Cap–Mid Cap Portfolio	138,237	140,458
Real Estate Portfolio	90,367	150,142
Commodity Portfolio	726,597	389,688
International Portfolio	790,731	717,919
Institutional International Portfolio	1,667,041	1,494,573
Emerging Markets Portfolio	1,785,159	1,555,540
Core Fixed Income Portfolio	50,612	48,749
Fixed Opportunity Portfolio	408,226	401,934
U.S. Government Fixed Income Portfolio	140	—
U.S. Corporate Fixed Income Portfolio	327,981	336,140
U.S. Mortgage/Asset Backed Fixed Income Portfolio	8,867	8,382
Short–Term Municipal Portfolio	5,431	5,839
Intermediate Municipal Portfolio	124,398	94,274
Intermediate Municipal II Portfolio	20,490	14,397

The aggregate cost of purchases and proceeds from sales of long–term U.S. Government securities for the year ended June 30, 2015 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Institutional Growth Portfolio	$347,441	$391,838
Commodity Portfolio	128,888	129,218
Core Fixed Income Portfolio	29,127	27,930
U.S. Government Fixed Income Portfolio	252,896	224,833
Inflation Protected Portfolio	151,377	126,283
U.S. Mortgage/Asset Backed Fixed Income Portfolio	63,170	52,559

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

5.    FEDERAL INCOME TAXES.    It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50–percent chance) that each tax position will be sustained upon examination by a tax authority based on the technical merits of the position. A tax position that meets the more–likely–than–not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2012 to 2014, and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

A.    Unrealized Appreciation/Depreciation on securities (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$548,782	$87,522	$(16,895)	$70,627
Institutional Value Portfolio	806,725	124,667	(25,429)	99,238
Growth Portfolio	606,249	222,677	(10,394)	212,283
Institutional Growth Portfolio	981,309	274,521	(13,551)	260,970
Small Cap Mid-Cap Portfolio	87,780	30,516	(4,481)	26,035
Institutional Small Cap-Mid Cap Portfolio	152,409	54,699	(5,242)	49,457
Real Estate Portfolio	114,739	18,154	(1,537)	16,617
International Portfolio	1,410,938	183,511	(99,409)	84,102
Institutional International Portfolio	2,721,495	298,813	(198,711)	100,102
Emerging Markets Portfolio	1,890,721	117,214	(209,067)	(91,853)
Core Fixed Income Portfolio	105,117	852	(1,518)	(666)
Fixed Opportunity Portfolio	817,151	10,058	(27,008)	(16,950)
U.S. Government Fixed Income Portfolio	262,836	3,163	(1,214)	1,949
Inflation Protected Portfolio	508,460	3,676	(2,104)	1,572
U.S. Corporate Fixed Income Portfolio	229,904	278	(6,994)	(6,716)
U.S. Mortgage/Asset Backed Fixed Income Portfolio	287,426	3,675	(1,778)	1,897
Short-Term Municipal Portfolio	20,541	187	(19)	168
Intermediate Municipal Portfolio	419,524	12,792	(5,404)	7,388
Intermediate Municipal II Portfolio	76,045	2,372	(180)	2,192

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the difference between book and tax accretion methods for market discount.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

B.    Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal years ended June 30, 2015 and June 30, 2014 were as follows (amounts in thousands):

Year Ended June 30, 2015	Distributions Paid From:
	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$12,564	$—	$12,564	$—	$—	$12,564
Institutional Value Portfolio	42,720	97,668	140,388	—	—	140,388
Growth Portfolio	7,789	9,909	17,698	—	—	17,698
Institutional Growth Portfolio	23,423	83,131	106,554	—	—	106,554
Small Cap-Mid Cap Portfolio	34	—	34	—	—	34
Institutional Small Cap-Mid Cap Portfolio	377	18,814	19,191	—	—	19,191
Real Estate Portfolio	6,811	2,590	9,401	—	—	9,401
International Portfolio	44,795	152,274	197,069	—	—	197,069
Institutional International Portfolio	119,433	236,374	355,807	—	—	355,807
Emerging Markets Portfolio	53,137	17,148	70,285	—	—	70,285
Core Fixed Income Portfolio	2,521	—	2,521	—	—	2,521
Fixed Opportunity Portfolio	51,313	10,450	61,763	—	—	61,763
U.S. Government Fixed Income Portfolio	3,348	—	3,348	—	—	3,348
Inflation Protected Portfolio	3,769	—	3,769	868	—	4,637
U.S. Corporate Fixed Income Portfolio	8,967	140	9,107	—	—	9,107
U.S. Mortgage/Asset Backed Fixed Income Portfolio	7,141	—	7,141	—	—	7,141
Short-Term Municipal Portfolio	—	4	4	—	268	272
Intermediate Municipal Portfolio	68	—	68	—	9,181	9,249
Intermediate Municipal II Portfolio	—	322	322	—	1,543	1,865

Year Ended June 30, 2014	Distributions Paid From:
	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$15,771	$—	$15,771	$—	$15,771
Institutional Value Portfolio	66,819	99,907	166,726	—	166,726
Growth Portfolio	8,842	—	8,842	—	8,842
Institutional Growth Portfolio	33,110	89,019	122,129	—	122,129
Small Cap-Mid Cap Portfolio	422	—	422	—	422
Institutional Small Cap-Mid Cap Portfolio	5,542	22,572	28,114	—	28,114
Real Estate Portfolio	1,564	—	1,564	—	1,564
International Portfolio	51,194	4,110	55,304	—	55,304
Institutional International Portfolio	120,895	73,376	194,271	—	194,271
Emerging Markets Portfolio	25,805	—	25,805	—	25,805
Core Fixed Income Portfolio	2,561	430	2,991	—	2,991
Fixed Opportunity Portfolio	49,569	15,203	64,772	—	64,772
U.S. Government Fixed Income Portfolio	3,179	786	3,965	—	3,965
Inflation Protected Portfolio	3,240	—	3,240	—	3,240
U.S. Corporate Fixed Income Portfolio	7,699	3,116	10,815	—	10,815
U.S. Mortgage/Asset Backed Fixed Income Portfolio	7,656	—	7,656	—	7,656
Short-Term Municipal Portfolio	—	44	44	266	310
Intermediate Municipal Portfolio	2	—	2	10,643	10,645
Intermediate Municipal II Portfolio	—	226	226	1,611	1,837

*	Total distributions paid may differ from what appears in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

C.    Components of Accumulated Earnings

As of June 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$337	$16,011	$16,348	$—	$—	$70,627	$86,975
Institutional Value Portfolio	20,151	67,736	87,887	—	—	99,238	187,125
Growth Portfolio	250	132,601	132,851	—	—	212,283	345,134
Institutional Growth Portfolio	5,562	183,765	189,327	—	—	260,970	450,297
Small Cap-Mid Cap Portfolio	—	—	—	—	(16,770)	26,035	9,265
Institutional Small Cap-Mid Cap Portfolio	71	8,491	8,562	—	(1,719)	49,457	56,300
Real Estate Portfolio	2,962	11,585	14,547	—	—	16,618	31,165
International Portfolio	9,800	73,644	83,444	—	—	83,851	167,295
Institutional International Portfolio	28,392	92,233	120,625	—	—	99,463	220,088
Emerging Markets Portfolio	20,947	—	20,947	—	(20,242)	(92,306)	(91,601)
Core Fixed Income Portfolio	404	524	928	(6)	—	(666)	256
Fixed Opportunity Portfolio	2,819	3,169	5,988	—	(209)	(16,956)	(11,177)
U.S. Government Fixed Income Portfolio	548	1,180	1,728	(56)	—	1,949	3,621
Inflation Protected Portfolio	—	—	—	—	(1,369)	1,572	203
U.S. Corporate Fixed Income Portfolio	2,143	3,560	5,703	(86)	—	(6,716)	(1,099)
U.S. Mortgage/Asset Backed Fixed Income Portfolio	253	—	253	(123)	(5,869)	1,897	(3,842)
Short-Term Municipal Portfolio	3	2	5	—	—	168	173
Intermediate Municipal Portfolio	270	—	270	(33)	(8,102)	7,388	(477)
Intermediate Municipal II Portfolio	36	4	40	(7)	—	2,192	2,225

D.    Capital Loss Carryforwards

As of their tax year ended June 30, 2015, the following Portfolios had capital loss carryforwards (“CLCFs”) as summarized below (amounts in thousands):

CLCFs subject to expiration:

Portfolio	Expires 2018	Expires 2019	Total
Small Cap-Mid Cap Portfolio	$16,097	$—	$16,097
Intermediate Municipal Portfolio	—	8,102	8,102

CLCFs not subject to expiration:

Portfolio	Short-Term Amount	Long-Term Amount	Total
U.S. Mortgage/Asset Backed Fixed Income Portfolio	$1,302	$4,131	$5,433

CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. During the year ending June 30, 2015, the Portfolios utilized CLCFs as follows (amounts in thousands):

Portfolio	Total
Value Portfolio	$63,831
Growth Portfolio	5,297

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

Portfolio	Total
Small Cap-Mid Cap Portfolio	$11,279
Core Fixed Income Portfolio	256
U.S. Government Fixed Income Portfolio	434
U.S. Corporate Fixed Income Portfolio	70
Intermediate Municipal Portfolio	2,839

E.    Deferred Losses

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolios had deferred losses, which will be treated as arising on the first day of the fiscal year ending June 30, 2016 (amounts in thousands):

Portfolio	Post-October Capital Losses	Late Year Ordinary Losses
Small Cap-Mid Cap Portfolio	$589	$84
Institutional Small Cap-Mid Cap Portfolio	1,673	46
Emerging Markets Portfolio	20,242	—
Fixed Income Opportunity Portfolio	209	—
Inflation Protected Securities Portfolio	99	1,270
U.S. Mortgage/Asset Backed Fixed Income Portfolio	436	—

F.    Book-To-Tax Differences

Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, equalization accounting, treatment of gains (and losses) relating to foreign currency transactions and differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):

Portfolio	Accumulated Net Investment Income/(Distributions in Excess of Net Investment Income)	Accumulated Net Realized Gains/(Losses)	Paid-In Capital
Value Portfolio	$(312)	$136	$176
Institutional Value Portfolio	(328)	328	—
Growth Portfolio	(25)	(3,299)	3,324
Institutional Growth Portfolio	(165)	165	—
Small Cap-Mid Cap Portfolio	(14)	28	(14)
Institutional Small Cap-Mid Cap Portfolio	(35)	35	—
Real Estate Portfolio	(704)	704	—
International Portfolio	941	(6,423)	5,482
Institutional International Portfolio	2,445	(2,445)	—
Emerging Markets Portfolio	(2,149)	(15)	2,164
Core Fixed Income Portfolio	281	(281)	—
Fixed Opportunity Portfolio	1,147	(1,147)	—
Inflation Protected Portfolio	1,690	(822)	(868)
U.S. Corporate Fixed Income Portfolio	21	(21)	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1,671	(1,671)	—
Intermediate Municipal Portfolio	49	(49)	—

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2015

G.    Commodity Portfolio Tax Information

The Commodity Portfolio has a tax year end of December 31.

The Commodity Portfolio’s tax cost of securities as of December 31, 2014 was $916,233, resulting in accumulated net unrealized depreciation of $2,179, consisting of $80,375 in gross unrealized appreciation and $82,554 in gross unrealized depreciation.

The tax characteristics of distributions paid during the tax years ended December 31, 2014 and December 31, 2013 were as follows (amounts in thousands):

	Distributions Paid From:
Year Ended December 31, 2014	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Commodity Portfolio	$8,151	$3,440	$11,591	$—	$11,591

	Distributions Paid From:
Year Ended December 31, 2013	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Commodity Portfolio	$8,445	$—	$8,445	$—	$8,445

*	Total distributions paid may differ from what appears in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

As of December 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Commodity Portfolio	$4,315	$—	$4,315	$(4,062)	$(7,344)	$(101,397)	$(108,488)

Amounts designated as “—” are $0 or have been rounded to $0.

At December 31, 2014, the Commodity Portfolio did not have any CLCFs available to offset future capital gains.

At December 31, 2014, the Commodity Portfolio had deferred losses, which will be treated as arising on the first day of the tax year ending December 31, 2015.

Portfolio	Post-October Capital Losses
Commodity Portfolio	$7,344

6.    RISK CONSIDERATIONS.

Market Risk — Each Portfolio bears a basic risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

HC CAPITAL TRUST

Notes to Financial Statements (concluded) — June 30, 2015

Concentration Risk — Concentration risk is the risk that results from focusing investments in one industry or market sector. The Real Estate Portfolio and Commodity Portfolio concentrate their investments in real estate securities and commodity-related industries, respectively, which may present greater risks of loss than if the Portfolios were more broadly diversified over numerous unrelated industries.

Commodity-Related Derivatives Risk — The Commodity Portfolio, through its investment in its subsidiaries, will hold commodity-related derivatives. Commodity-related derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-related derivative typically is based on the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-related derivatives may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-related derivatives, and there can be no assurance that one will develop.

7.    SUBSEQUENT EVENTS.    Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of June 30, 2015, except as stated below.

The ESG Growth Portfolio commenced operations on July 13, 2015.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of

HC Capital Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization–Mid Capitalization Equity Portfolio, The Institutional Small Capitalization–Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (twenty portfolios constituting HC Capital Trust, hereafter collectively referred to as the ‘‘Trust’’ and individually a ‘‘Portfolio’’) at June 30, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ‘‘financial statements’’) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Columbus, Ohio

August 21, 2015

HC CAPITAL TRUST

Additional Information — June 30, 2015 (Unaudited)

1.    SECURITY PROXY VOTING.    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve months ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (‘‘SEC’’) website at http://www.sec.gov.

2.    SHAREHOLDER VOTES.    During the year ended June 30, 2015, the following actions were taken by the shareholders of the Portfolios.

SPECIAL MEETING OF THE SHAREHOLDERS — JANUARY 23, 2015

A special meeting of shareholders of each of The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, and The Fixed Income Opportunity Portfolio was held on January 23, 2015. At the January 23, 2015 meeting, shareholders of The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, and The Fixed Income Opportunity Portfolio approved the portfolio management agreements between the Trust and City of London Investment Management Company Limited.

1.	Approval of a portfolio management agreement between the Trust, on behalf of The International Equity Portfolio, and City of London Investment Management Company Limited (“CLIM”);

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The International Equity Portfolio	117,229,026.561	107,013,149.742	91.285%	107,013,149.742	100%

2.	Approval of a portfolio management agreement between the Trust, on behalf of The Institutional International Equity Portfolio, and CLIM;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Institutional International Equity Portfolio	273,344,208.803	206,161,930.339	75.422%	155,004,022.099	75.186%

3.	Approval of a portfolio management agreement between the Trust, on behalf of The Emerging Markets Portfolio, and CLIM;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Emerging Markets Portfolio	96,049,757.4	82,029,057.196	85.402%	72,267,763.196	88.101%

4.	Approval of a portfolio management agreement between the Trust, on behalf of The Fixed Income Opportunity Portfolio, and CLIM;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Fixed Income Opportunity Portfolio	110,200,876.185	70,412,554.646	63.894%	69,549,226.806	98.774%

3.    EXPENSE EXAMPLE.    As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015.

Actual Expenses:    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2015 (Unaudited)

not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Beginning Account Value, January 1, 2015	Ending Account Value, June 30, 2015	Expenses Paid During Period[2]	Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	$1,000	$1,006.00	$1.29	0.26%
		Hypothetical[1]	$1,000	$1,023.51	$1.30	0.26%
	HC Advisors Shares	Actual	$1,000	$1,006.00	$1.29	0.26%
		Hypothetical[1]	$1,000	$1,023.51	$1.30	0.26%

Institutional Value Portfolio	HC Strategic Shares	Actual	$1,000	$1,005.20	$1.29	0.26%
		Hypothetical[1]	$1,000	$1,023.51	$1.30	0.26%
	HC Advisors Shares	Actual	$1,000	$1,005.20	$1.29	0.26%
		Hypothetical[1]	$1,000	$1,023.51	$1.30	0.26%

Growth Portfolio	HC Strategic Shares	Actual	$1,000	$1,040.10	$1.52	0.30%
		Hypothetical[1]	$1,000	$1,023.31	$1.51	0.30%
	HC Advisors Shares	Actual	$1,000	$1,040.60	$1.52	0.30%
		Hypothetical[1]	$1,000	$1,023.31	$1.51	0.30%

Institutional Growth Portfolio	HC Strategic Shares	Actual	$1,000	$1,040.90	$1.47	0.29%
		Hypothetical[1]	$1,000	$1,023.36	$1.45	0.29%
	HC Advisors Shares	Actual	$1,000	$1,042.20	$1.47	0.29%
		Hypothetical[1]	$1,000	$1,023.36	$1.45	0.29%

Small Cap–Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000	$1,038.50	$4.25	0.84%
		Hypothetical[1]	$1,000	$1,020.63	$4.21	0.84%
	HC Advisors Shares	Actual	$1,000	$1,038.50	$4.25	0.84%
		Hypothetical[1]	$1,000	$1,020.63	$4.21	0.84%

Institutional Small Cap–Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000	$1,042.90	$4.10	0.81%
		Hypothetical[1]	$1,000	$1,020.78	$4.06	0.81%
	HC Advisors Shares	Actual	$1,000	$1,042.90	$4.10	0.81%
		Hypothetical[1]	$1,000	$1,020.78	$4.06	0.81%

Real Estate Portfolio	HC Strategic Shares	Actual	$1,000	$965.00	$3.95	0.81%
		Hypothetical[1]	$1,000	$1,020.78	$4.06	0.81%

Commodity Portfolio	HC Strategic Shares	Actual	$1,000	$985.60	$2.86	0.58%
		Hypothetical[1]	$1,000	$1,021.92	$2.91	0.58%
	HC Advisors Shares	Actual	$1,000	$985.60	$2.86	0.58%
		Hypothetical[1]	$1,000	$1,021.92	$2.91	0.58%
International Portfolio	HC Strategic Shares	Actual	$1,000	$1,052.80	$1.93	0.38%
		Hypothetical[1]	$1,000	$1,022.91	$1.91	0.38%
	HC Advisors Shares	Actual	$1,000	$1,052.80	$1.93	0.38%
		Hypothetical[1]	$1,000	$1,022.91	$1.91	0.38%

Institutional International Portfolio	HC Strategic Shares	Actual	$1,000	$1,055.30	$1.83	0.36%
		Hypothetical[1]	$1,000	$1,023.01	$1.81	0.36%
	HC Advisors Shares	Actual	$1,000	$1,054.30	$1.83	0.36%
		Hypothetical[1]	$1,000	$1,023.01	$1.81	0.36%

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2015 (Unaudited)

			Beginning Account Value, January 1, 2015	Ending Account Value, June 30, 2015	Expenses Paid During Period[2]	Annualized Expense Ratio

Emerging Markets Portfolio	HC Strategic Shares	Actual	$1,000	$1,019.10	$2.95	0.59%
		Hypothetical[1]	$1,000	$1,021.87	$2.96	0.59%
	HC Advisors Shares	Actual	$1,000	$1,019.10	$2.95	0.59%
		Hypothetical[1]	$1,000	$1,021.87	$2.96	0.59%

Core Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000	$997.00	$1.39	0.28%
		Hypothetical[1]	$1,000	$1,023.41	$1.40	0.28%
	HC Advisors Shares	Actual	$1,000	$997.00	$1.39	0.28%
		Hypothetical[1]	$1,000	$1,023.41	$1.40	0.28%

Fixed Opportunity Portfolio	HC Strategic Shares	Actual	$1,000	$1,029.70	$1.56	0.31%
		Hypothetical[1]	$1,000	$1,023.26	$1.56	0.31%
	HC Advisors Shares	Actual	$1,000	$1,029.70	$1.56	0.31%
		Hypothetical[1]	$1,000	$1,023.26	$1.56	0.31%

U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000	$1,001.00	$0.84	0.17%
		Hypothetical[1]	$1,000	$1,023.95	$0.85	0.17%

Inflation Protected Portfolio	HC Strategic Shares	Actual	$1,000	$1,003.00	$0.89	0.18%
		Hypothetical[1]	$1,000	$1,023.90	$0.09	0.18%
	HC Advisors Shares	Actual	$1,000	$1,002.00	$0.89	0.18%
		Hypothetical[1]	$1,000	$1,023.90	$0.09	0.18%

U.S. Corporate Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000	$990.30	$1.18	0.24%
		Hypothetical[1]	$1,000	$1,023.60	$1.20	0.24%

U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000	$1,002.90	$0.79	0.16%
		Hypothetical[1]	$1,000	$1,024.00	$0.80	0.16%

Short-Term Municipal Portfolio	HC Strategic Shares	Actual	$1,000	$1,002.20	$1.59	0.32%
		Hypothetical[1]	$1,000	$1,023.21	$1.61	0.32%

Intermediate Municipal Portfolio	HC Strategic Shares	Actual	$1,000	$1,004.50	$1.09	0.22%
		Hypothetical[1]	$1,000	$1,023.70	$1.10	0.22%
	HC Advisors Shares	Actual	$1,000	$1,004.50	$1.09	0.22%
		Hypothetical[1]	$1,000	$1,023.70	$1.10	0.22%

Intermediate Muni II	HC Strategic Shares	Actual	$1,000	$1,001.50	$0.89	0.19%
		Hypothetical[1]	$1,000	$1,023.85	$0.95	0.19%
	HC Advisors Shares	Actual	$1,000	$1,001.50	$1.69	0.19%
		Hypothetical[1]	$1,000	$1,023.85	$0.95	0.19%

1	Represents the hypothetical 5% annual return before expenses.

2	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2015 (Unaudited)

4.    ADDITIONAL FEDERAL INCOME TAX INFORMATION

A.    Dividends Received Deduction.    For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended June 30, 2015, qualify for the corporate dividend received deduction for the following Portfolio:

Portfolio	Dividends Received Deduction
Value Portfolio	85.51%
Institutional Value Portfolio	41.62%
Growth Portfolio	100.00%
Institutional Growth Portfolio	62.62%
Small Cap-Mid Cap Portfolio	100.00%
Institutional Small Cap-Mid Cap Portfolio	28.43%
Real Estate Portfolio	4.29%
Institutional International Portfolio	0.81%
Emerging Markets Portfolio	2.63%
Core Fixed Income Portfolio	0.07%
Fixed Income Opportunity Portfolio	0.02%
U.S. Corporate Fixed Income Portfolio	6.09%

B.    Qualified Dividends.    For the fiscal year ended June 30, 2015, under current tax law, the following dividends paid may be subject to a maximum tax rate of 15%.

Portfolio	Dividends Paid
Value Portfolio	100.00%
Institutional Value Portfolio	43.13%
Growth Portfolio	100.00%
Institutional Growth Portfolio	65.41%
Small Cap-Mid Cap Portfolio	100.00%
Institutional Small Cap-Mid Cap Portfolio	29.69%
Real Estate Portfolio	5.10%
International Portfolio	8.08%
Institutional International Portfolio	16.52%
Emerging Markets Portfolio	49.81%
Core Fixed Income Portfolio	0.10%
Fixed Income Opportunity Portfolio	0.01%
U.S. Corporate Fixed Income Portfolio	6.92%

C.    Foreign Tax Pass through Credit.    Certain HC Capital Trust Portfolios intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The pass through of the credit will only affect those persons who are shareholders of the Portfolio on a dividend record date in calendar year 2015. These shareholders will receive more detailed information along with their 2014 Form 1099-DIV. Foreign source income and foreign tax expense per outstanding share on June 30, 2015, are as follows:

Portfolio	Foreign Source Income	Foreign Tax Expense
International Portfolio	$0.30	$0.02
Institutional International Portfolio	$0.28	$0.02
Emerging Markets Portfolio	$0.54	$0.07

The Portfolios intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2015 Form 1099-DIV.

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2015 (Unaudited)

D.    Qualified Interest Income.    For the fiscal year ending June 30, 2015, the following dividends paid by the Portfolios were designated as Qualified Interest Income that may be exempt from U.S. withholding tax on accounts of foreign investors.

Portfolio	Qualified Interest Income
Core Fixed Income Portfolio	99.84%
Fixed Income Opportunity Portfolio	92.67%
U.S. Government Fixed Income Portfolio	100.00%
U.S. Corporate Fixed Income Portfolio	99.39%
U.S. Mortgage/Asset Backed Fixed Income Portfolio	99.95%

E.    Long Term Capital Gains.    The Portfolios declared long term distributions of realized gains qualifying for a maximum 15% capital gains tax rate for individuals as follows:

Portfolio	Amount (in thousands)
Value Equity Portfolio	$177
Institutional Value Portfolio	97,669
Growth Equity Portfolio	13,233
Institutional Growth Portfolio	83,131
Institutional Small Cap-Mid Cap Portfolio	18,814
Real Estate Portfolio	2,590
International Equity Portfolio	157,756
Institutional International Portfolio	236,375
Emerging Markets Portfolio	17,491
Fixed Income Opportunity Portfolio	10,450
U.S. Corporate Fixed Income Portfolio	140
Short-Term Municipal Portfolio	4
Intermediate Municipal II Portfolio	322

F.    Short Term Capital Gains.    The Portfolios declared short term distributions of realized gains as follows:

Portfolio	Amount (in thousands)
Institutional Value Portfolio	$22,730
Institutional Growth Portfolio	10,710
Institutional Small Cap-Mid Cap Portfolio	233
Real Estate Portfolio	4,521
International Equity Portfolio	1,549
Institutional International Portfolio	31,772
Emerging Markets Portfolio	11,226
Core Fixed Income Portfolio	94
Fixed Income Opportunity Portfolio	8,084
Inflation Protected Securities Portfolio	1,236
U.S. Corporate Fixed Income Portfolio	2,163

G.    Tax Exempt Distributions.    The Portfolios declared and paid tax exempt distributions for the fiscal year ended June 30, 2015, as follows:

Portfolio	Amount (in thousands)
Short-Term Municipal Portfolio	$268
Intermediate Municipal Portfolio	9,181
Intermediate Municipal II Portfolio	1,543

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2015 (Unaudited)

5.    ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-Q and is available on the SEC’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6.    ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the total investments of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.5%
Consumer Staples	7.5%
Energy	10.9%
Financials	31.6%
Health Care	7.5%
Industrials	9.3%
Information Technology	11.0%
Materials	4.5%
Telecommunication Services	1.8%
Utilities	4.4%
Other	1.0%

Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.5%
Consumer Staples	7.5%
Energy	11.4%
Financials	30.7%
Health Care	7.4%
Industrials	9.3%
Information Technology	11.2%
Materials	4.2%
Telecommunication Services	1.8%
Utilities	4.4%
Other	1.6%

Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	15.8%
Consumer Staples	11.7%
Energy	4.1%
Financials	16.7%
Health Care	15.9%
Industrials	4.4%
Information Technology	26.9%
Materials	3.5%
Other	1.0%

Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	15.4%
Consumer Staples	11.9%
Energy	4.1%
Financials	16.4%
Health Care	16.2%
Industrials	4.8%
Information Technology	27.1%
Materials	3.2%
Other	0.9%

Total	100.0%

Small Capitalization Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.9%
Consumer Staples	1.2%
Energy	3.5%
Financials	23.7%
Health Care	13.5%
Industrials	13.6%
Information Technology	22.8%
Materials	5.1%
Telecommunication Services	0.9%
Utilities	1.3%
Other	3.5%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2015 (Unaudited)

Institutional Small Capitalization Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.9%
Consumer Staples	1.2%
Energy	3.2%
Financials	23.3%
Health Care	14.5%
Industrials	12.9%
Information Technology	22.5%
Materials	5.1%
Telecommunication Services	0.6%
Utilities	1.3%
Other	4.5%

Total	100.0%

Real Estate Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	5.4%
Consumer Staples	1.6%
Financials	91.9%
Health Care	1.0%
Telecommunication Services	0.1%
Other	0.0%

Total	100.0%

Commodity Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	0.0%
Energy	38.6%
Financials	4.4%
Health Care	0.3%
Industrials	1.4%
Information Technology	0.6%
Materials	25.1%
Sovereign Bonds	0.4%
Telecommunication Services	0.3%
Other	28.9%

Total	100.0%

International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	13.8%
Consumer Staples	9.5%
Energy	8.1%
Financials	19.8%
Health Care	10.1%
Industrials	14.6%
Information Technology	5.7%
Materials	7.6%
Telecommunication Services	7.6%
Utilities	2.1%
Other	1.1%

Total	100.0%

Institutional International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	13.4%
Consumer Staples	10.0%
Energy	7.6%
Financials	20.4%
Health Care	10.5%
Industrials	15.0%
Information Technology	5.4%
Materials	7.5%
Telecommunication Services	7.3%
Utilities	2.0%
Other	0.9%

Total	100.0%

Emerging Markets Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	9.5%
Consumer Staples	6.1%
Energy	9.8%
Financials	33.9%
Health Care	0.8%
Industrials	7.2%
Information Technology	12.2%
Materials	7.3%
Telecommunication Services	7.4%
Utilities	4.8%
Other	1.0%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2015 (Unaudited)

Core Fixed Income Portfolio

Security Allocation	Percentage of Value
Airport	0.4%
Consumer Discretionary	2.8%
Consumer Staples	2.4%
Energy	4.0%
Financials	18.3%
Health Care	2.0%
Industrials	1.8%
Information Technology	2.2%
Materials	2.7%
Telecommunication Services	2.4%
Utilities	1.9%
Other	59.1%

Total	100.0%

Fixed Opportunity Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	13.7%
Consumer Staples	2.7%
Energy	15.4%
Financials	22.7%
Health Care	6.1%
Industrials	7.6%
Information Technology	3.6%
Materials	7.2%
Telecommunication Services	8.6%
Utilities	2.8%
Other	9.6%

Total	100.0%

U.S. Government Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	87.0%
Agency	7.6%
Corporate	0.1%
Yankee Dollar	0.1%
Other	5.2%

Total	100.0%

Inflation Protected Securities Portfolio

Security Allocation	Percentage of Value
Treasury	94.9%
Other	5.1%

Total	100.0%

U.S. Corporate Fixed Income Portfolio

Security Allocation	Percentage of Value
Airport	1.3%
Consumer Discretionary	8.2%
Consumer Staples	7.5%
Energy	12.3%
Financials	31.6%
Health Care	6.4%
Industrials	5.3%
Information Technology	6.0%
Materials	8.0%
Telecommunication Services	7.5%
Utilities	5.9%
Other	0.0%

Total	100.0%

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Security Allocation	Percentage of Value
Agency	76.7%
Mortgage	5.3%
Asset Backed Securities	1.5%
Yankee Dollar	0.2%
Other	16.3%

Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Value
Financials	0.2%
General	4.9%
General Obligation	35.2%
Higher Education	11.0%
Medical	4.0%
Power	2.7%
School District	4.0%
Transportation	22.2%
Utilities	8.1%
Water	7.7%
Other	0.0%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2015 (Unaudited)

Intermediate Municipal Portfolio

Security Allocation	Percentage of Value
Airport	5.8%
Development	1.2%
Education	4.5%
Facilities	2.2%
Financials	4.8%
General	17.9%
General Obligation	8.3%
Higher Education	4.7%
Industrials	—%
Medical	5.0%
Multi-Family Housing	0.2%
Nursing Homes	0.3%
Pollution	0.6%
Power	6.4%
School District	3.2%
Single Family Housing	0.1%
Student Loan	1.2%
Tobacco Settlement	3.1%
Transportation	11.6%
Utilities	5.8%
Water	10.8%
Other	2.3%

Total	100.0%

Intermediate Municipal II Portfolio

Security Allocation	Percentage of Value
Education	6.2%
Facilities	6.2%
Financials	5.0%
General	6.5%
General Obligation	40.0%
Higher Education	3.7%
Pollution	2.1%
Power	5.1%
School District	2.0%
Transportation	7.4%
Utilities	5.7%
Water	10.1%
Other	0.0%

Total	100.0%

7.    BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC, (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to the Trust and its Portfolios pursuant to the terms of two separate agreements with the Trust (“HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the Portfolios. Day-to-day portfolio management services are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each, a “Portfolio Management Agreement”). During the fiscal year ended June 30, 2015, the Trust offered twenty Portfolios, fourteen of which were managed by two or more Specialist Managers.1 Subsequently, a twenty-first Portfolio, The ESG Growth Portfolio (“ESG Portfolio”), commenced operations managed by four Specialist Managers. Each Specialist Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.

During the six-month period covered by this report, the Trust’s Board of Trustees (the “Board”):

•	Approved Amended and Restated HC Contracts;

•	Approved continuation of certain Portfolio Management Agreements, as set forth below;

•

Approved New Portfolio Management Agreements with Parametric Portfolio Associates, LLC (“Parametric”) relating to twelve existing Portfolios and with Agincourt Capital Management, LLC (“Agincourt”) relating to two existing Portfolios;

•

Approved New Portfolio Management Agreements with each of Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric and Agincourt relating to the ESG Portfolio;

[1]	See Note 3.

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2015 (Unaudited)

•	Approved amendments to the Portfolio Management Agreements between the Trust and Sustainable Growth Advisors, LP (“SGA”) reducing the rate at which advisory fees payable to SGA are computed.

•

Approved amendments to the Portfolio Management Agreements between the Trust and Frontier Capital Management Company, LLC (“Frontier”) increasing the rate at which advisory fees payable to Frontier are computed.

Approval of Amended and Restated HC Contracts.    During the six-month period covered by this report, the Trust’s Board approved the HC Contracts in an amended and re-stated form. As approved, the HC Contracts reflected certain non-material changes designed to update references to the Adviser and the Trust, certain regulatory provisions and persons designated to receive notifications under the respective contracts, but are otherwise identical to the prior HC Contracts with respect to the respective parties’ rights and obligations, including fees, compliance obligations and standards of care. In approving the HC Contracts, the Board gave substantial weight to the fact that the Trust and the Portfolios are designed primarily to serve as asset allocation vehicles for, and are available exclusively to, clients of Hirtle Callaghan. Other factors considered by the Board in connection with its determination to approve the HC Contracts are summarized below.

With respect to the nature and quality of the Adviser’s services to the Trust, the Board concluded that the overall quality of the services provided by the Adviser merited approval of the HC Contracts. The Board found that the Adviser’s services, including the Adviser’s role in the selection of the Specialist Managers, continuing commitment to strategic planning, manager research and development and implementation of tax efficient strategies where appropriate were consistent with the expectations of the Trust’s shareholders. In reaching this determination, the Board also considered the services of the Trust’s executive officers, each of whom is an employee of Hirtle Callaghan, their oversight of the activities of the Trust’s administrator and other service providers, as well as the oversight of the Specialist Managers provided by the Adviser within the framework of its manager oversight programs. The Board also considered the Adviser’s efforts to control the costs of the Trust, including obtaining advisory fee concessions from various Specialist Managers.

With respect to the performance achieved by the Trust’s Portfolios, the Board viewed the overall performance of the respective Portfolios in the context of their use as vehicles through which the Adviser seeks to access specific asset classes within the framework of Hirtle Callaghan client accounts. In concluding that overall investment results achieved by the Portfolios reflect appropriate manager selection by the Adviser, the Board was informed with respect to publicly available information about the performance of peer funds but based its findings primarily on the specific facts and circumstances of the Trust. The Board concluded that the overall investment results achieved by the Portfolios reflect appropriate manager selection by the Adviser and that continuation of the relationship with the Adviser and approval of the HC Contracts were in the best interests of the Trust’s shareholders and consistent with shareholder expectations.

With respect to the fees paid to the Adviser under the HC Contracts, the Board considered the fact that Hirtle Callaghan’s standard client agreement relating to private clients includes a 0.05% “breakpoint” to the extent that a client’s assets are invested in the Trust. Although informed with respect to the financial position of the Adviser, as well as fees charged by peer funds, the Board did not consider such information as a material factor in its conclusions. Nor did the Board consider specific information with respect to the costs and expenses incurred by the Adviser in providing services to the Trust in light of the unique breakpoint feature embedded in Hirtle Callaghan’s standard client agreements. Given the structure of the Advisor’s fee schedule, the Board also concluded that there was little, if any, opportunity for economies of scale with respect to the level of the Adviser’s fee, which is fixed under the HC Contracts as an annual fee of 0.05% of the assets of the Portfolios to which each agreement relates. Based on the foregoing and other information relating to the structure and level of the Adviser’s fee provided to the Board, the Trustees concluded that the rate at which the Adviser is compensated for its services is reasonable.

Continuation of Certain Portfolio Management Agreements.    The Portfolio Management Agreements (collectively, the “Continuing Agreements”) approved for continuance during the period are identified below, together with the Specialist Managers subject to review during the period.

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2015 (Unaudited)

Specialist Manager	Portfolios
Breckinridge Capital Advisors, Inc.	The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond II Portfolio

Fort Washington Investment Advisors, Inc.	The Fixed Income Opportunity Portfolio

Mellon Capital Management Corp.

The Value Equity Portfolio

The Institutional Value Equity Portfolio

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio

The Small Capitalization-Mid Capitalization Equity Portfolio

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

The Commodity Returns Strategy Portfolio

The Real Estate Securities Portfolio

The International Equity Portfolio

The Institutional International Equity Portfolio

The Emerging Markets Portfolio

The Core Fixed Income Portfolio

The Fixed Income Opportunity Portfolio

The U.S. Government Fixed Income Securities Portfolio

The Inflation Protected Securities Portfolio

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

The U.S. Corporate Fixed Income Securities Portfolio

Standish Mellon Asset Management Company LLC	The Intermediate Term Municipal Bond Portfolio

AllianceBernstein, LP	The Value Equity Portfolio The Institutional Value Equity Portfolio

Jennison Associates LLC	The Growth Equity Portfolio The Institutional Growth Equity Portfolio

Pacific Investment Management Co., LLC	The Institutional Value Equity Portfolio The Institutional Growth Equity Portfolio The Commodity Returns Strategy Portfolio

Sustainable Growth Advisors, LP	The Growth Equity Portfolio The Institutional Growth Equity Portfolio

In its deliberations with respect to each of the Continuing Agreements, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect to that portion of a Portfolio’s assets allocated to it. The Board further recognized that Specialist Managers do not participate in the administration of any of the Portfolios or in the distribution of shares of any Portfolio and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.

In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the best interests of the Trust and consistent with the expectations of shareholders of the respective Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of Hirtle Callaghan’s clients; and that shares of the respective Portfolios are generally available only to such clients. The Board also considered representations by the Adviser that the performance achieved by the relevant Specialist Managers was consistent with the Adviser’s expectations in the context of overall objectives, and multi-manager strategy, of each of the respective Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances of the Trust.

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2015 (Unaudited)

In concluding that continuation of the Portfolio Management Agreements identified above was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of each Specialist Manager in capturing the respective Portfolios’ desired asset classes. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of such contracts was in the best interest of shareholders of the respective Portfolios.

The Board also determined that the rate at which each of the Specialist Managers is compensated under the Continuing Agreements is reasonable. In reaching this conclusion, the Board had before it information about the impact of break-points, financial information about the Specialist Managers relating to factors such as profitability, comparable fees charged to other institutional clients and/or to peer funds for similar services and costs incurred by the Specialist Managers in providing services to the respective Portfolios. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including in several cases, negotiated fee waivers/reductions and scheduled breakpoints designed to recognize economies of scale where appropriate.

Approval of New Portfolio Management Agreements with Parametric.    During the period, the Board approved new Portfolio Management Agreements (the “Parametric Agreements) between the Trust and Parametric relating to each of the Portfolios (collectively, the “Affected Portfolios”) listed below:

The Value Equity Portfolio

The Institutional Value Equity Portfolio

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio

The Small Capitalization-Mid Capitalization Equity Portfolio

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

The Commodity Returns Strategy Portfolio

The Real Estate Securities Portfolio

The International Equity Portfolio

The Institutional International Equity Portfolio

The Emerging Markets Portfolio

The Fixed Income Opportunity Portfolio

The following is a summary of the factors considered by the Board in approving the Parametric Agreements.

In approving the Parametric Agreements, the Board received information from Parametric regarding its “liquidity” strategies (“Parametric Strategies”) and information from the Adviser regarding the Adviser’s belief that the Parametric Strategies would allow Portfolios to maintain a small portion of the assets of each Portfolio in cash in order to be able to meet redemption requests without disrupting the strategies being executed by each of the other Specialist Managers in implementing each Portfolio’s principal investment strategies, but while maintaining exposure to the appropriate asset class through the use of exchange-traded futures. With respect to the nature and quality of the services expected to be provided to the Affected Portfolios, the Board gave considerable weight to the Adviser’s recommendation as well as the Board’s familiarity with Parametric arising from the firm having provided portfolio management services, using a different strategy, to four of the Affected Portfolios since July, 2014. The Board also considered fact that Parametric would not participate in the administration or distribution of shares of the Portfolios and that, other than advisory fees payable under the terms of the Parametric Agreements, it was not expected that Parametric would benefit materially from its association with the Trust. In concluding that approval of the Parametric Agreements was in the best interests of the Affected Portfolios, the Board was informed with respect to publicly available information about the performance of other managers employing similar strategies but did not base its determination on results reported to have achieved by such managers.

With respect to the fee schedules pursuant to which Parametric would be compensated for its services, the Board was informed with respect to, among other relevant factors, comparative fee information, including information regarding both peer group fees and fees charged to the Portfolios by each of the other Specialist Managers then serving them, Parametric’s financial position and projected profitability as well as data regarding advisory fees paid by other funds with similar investment policies. The Board did not specifically rely upon such information, but gave substantial weight to the fact that

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2015 (Unaudited)

the rate at which Parametric was to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser. The Board determined that the proposed fee schedule was fair and reasonable. In making this determination, the Board recognized that the impact of the fee to be paid to Parametric on overall advisory fees would depend on the allocation of assets within the Affected Portfolios.

Approval of New Portfolio Management Agreements with Agincourt.    During the period, the Board approved new Portfolio Management Agreements (the “Agincourt Agreements) between the Trust and Agincourt relating to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. The following is a summary of the factors considered by the Board in approving the Agincourt Agreements.

In approving the Agincourt Agreements, the Board received information from Agincourt regarding its fixed income strategies (“Agincourt Strategies”) and information from the Adviser regarding the Adviser’s belief that the Agincourt Strategies would be effectively comparable to the strategies employed by the Portfolios’ previous Specialist Manager, but at less than half the cost. With respect to the nature and quality of the services expected to be provided to the Portfolios, the Board gave considerable weight to the Adviser’s recommendation as well as the Adviser’s familiarity with Agincourt arising from the Adviser having maintained a working relationship with Agincourt dating from 2003. The Board also considered fact that Agincourt would not participate in the administration or distribution of shares of the Portfolios and that, other than advisory fees payable under the terms of the Agincourt Agreements, it was not expected that Agincourt would benefit materially from its association with the Trust. In concluding that approval of the Agincourt Agreements was in the best interests of the Portfolios, the Board was informed with respect to publicly available information about the performance of other managers employing similar strategies but did not base its determination on results reported to have achieved by such managers. The Board also considered information provided to it by the Adviser and Agincourt with respect to the nature and quality of the services expected to be provided by Agincourt, its performance record in managing investment accounts similar to the Portfolios, its commitment to maintaining a consistent investment strategy, the size and depth of the organization and other factors.

With respect to the fee schedules pursuant to which Agincourt would be compensated for its services, the Board was informed with respect to, among other relevant factors, comparative fee information, including information regarding both peer group fees and fees charged to the Portfolios by the other Specialist Manager currently serving them and the fees previously charged by the Specialist Manager that Agincourt was replacing. The Board did not specifically rely upon such information, but gave substantial weight to the fact that the rate at which Agincourt was to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser. The Board determined that the proposed fee schedule was fair and reasonable. In making this determination, the Board recognized that the impact of the fee to be paid to Agincourt on overall advisory fees would depend on the allocation of assets within the Portfolios.

Approval of New Portfolio Management Agreements Related to the ESG Portfolio.    During the period, the Board approved new Portfolio Management Agreements (the “ESG Agreements”) between the Trust and each of Cadence, Mellon Capital, Parametric and Agincourt (the “ESG Managers”) relating to the newly formed ESG Growth Portfolio. The following is a summary of the factors considered by the Board in approving the ESG Agreements.

In approving the ESG Agreements, the Board received information from Cadence and Mellon Capital regarding their passive equity investing strategies, information from Parametric regarding its “liquidity strategies, information from Agincourt regarding its fixed income strategies and information from the Adviser regarding the Adviser’s belief that the ESG Managers’ strategies would provide an appropriate foundation upon which to build the new Portfolio. With respect to the nature and quality of the services expected to be provided to the Portfolios, the Board gave considerable weight to the Adviser’s recommendation as well as the Board’s familiarity with the ESG Managers, each of which served as a Specialist Manager to multiple other Portfolios of the Trust at the time it was approved with respect to the ESG Portfolio. The Board also considered fact that the ESG Managers would not participate in the administration or distribution of shares of the Portfolio and that, other than advisory fees payable under the terms of the ESG Agreements, it was not expected that the ESG Managers would benefit materially from their association with the Trust. In concluding that approval of the ESG Agreements was in the best interests of the Portfolio, the Board was informed with respect to publicly available information about the performance of other managers employing similar strategies but did not base its determination on results reported to have achieved by such managers. The Board also considered information provided to it by the Adviser and the ESG Managers with respect to the nature and quality of the services expected to be provided by the ESG Managers, their performance record in managing investment accounts similar to the Portfolio, their commitment to maintaining a consistent investment strategy, the size and depth of their respective organizations and other factors.

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2015 (Unaudited)

With respect to the fee schedules pursuant to which the ESG Managers would be compensated for its services, the Board was informed with respect to, among other relevant factors, comparative fee information, including information regarding both peer group fees, fees charged by the ESG Managers to other Portfolios of the Trust for which they provide advisory services and the rationale supporting the differences in the various fee schedules relating to different asset classes to be included in the Portfolio. The Board did not specifically rely upon such information, but gave substantial weight to the fact that the rates at which the ESG Managers were to be compensated were determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser. The Board determined that the proposed fee schedules were fair and reasonable. In making this determination, the Board recognized that the impact of the fee to be paid to each of the ESG Managers on overall advisory fees would depend on the allocation of assets within the Portfolio.

Approval of Amendments to the Portfolio Management Agreements with SGA.    During the period, the Board also approved an amendment to each of the Portfolio Management Agreements with SGA, relating to the Growth Equity and Institutional Growth Equity Portfolios (the “Growth Portfolios”). In approving the amendments, which reduced the rate at which fees payable by the Growth Portfolios to SGA are computed, the Board reviewed information with respect to the nature of the services provided by SGA and the role of the organization in the context of the Growth Portfolios, as well the view of the Adviser to the effect that reduction of the advisory fee rate would not change or impair the nature or quality of services provided to the Growth Portfolios. Based on all of the information presented, the Board concluded that implementation of the amendments was in the best interests of shareholders of the Growth Portfolios.

Approval of Amendments to the Portfolio Management Agreements with Frontier.    During the period, the Board also approved an amendment to each of the Portfolio Management Agreements with Frontier, relating to the Small Capitalization-Mid Capitalization Equity and Institutional Small Capitalization-Mid Capitalization Equity Portfolios (the “Small Cap Portfolios”). In approving the amendments, which increased the rate at which fees payable by the Portfolios to Frontier are computed at certain asset levels, the Board reviewed information with respect to the nature of the services provided by Frontier and the role of the organization in the context of the Small Cap Portfolios. The Board was also informed that Frontier had indicated to the Adviser that it was unwilling to accept more than $90 million in aggregate assets from the Small Cap Portfolios at its then-current fee level, citing the limited capacity of its small and mid capitalization strategies, and noting that the fee payable by the Small Cap Portfolios was the lowest fee applicable to any of its clients in these strategies. The Board considered the view of the Adviser that the Small Cap Portfolios could benefit from the ability to increase allocations of their respective assets to Frontier in the future, although neither Small Cap Portfolio had a present intention to do so, and the fact that the Small Cap Portfolios had combined assets of just under $90 million and the increased fee would only be applicable to assets in excess of $90 million. Based on all of the information presented, the Board concluded that implementation of the amendments was in the interests of shareholders of the Small Cap Portfolios.

OFFICERS AND AFFILIATED TRUSTEES.    The table below sets forth certain information about each of the Trust’s Affiliated Trustees, as well as its executive officers.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE**
Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1961	Trustee; President	Indefinite; Trustee since 4/30/07; President since 6/12/12	Mr. Zion is currently the Chief Operating Officer, Secretary and a Principal of Hirtle Callaghan & Co. LLC (“Hirtle Callaghan”), a registered investment company of the Adviser. He has been with Hirtle Callaghan for more than the past five years.	20	None

Colette L. Bergman Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1970	Vice President & Treasurer	Indefinite; Since 6/12/12	Ms. Bergman is currently a Vice President of Hirtle Callaghan. She has been with Hirtle Callaghan for more than the past five years.	20	None

HC CAPITAL TRUST

Additional Information (concluded) — June 30, 2015 (Unaudited)

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE**

Guy Talarico Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038 Born: 1955	Chief Compliance Officer	Indefinite; Since 4/25/13	Mr. Talarico is the founder of Alaric Compliance Services LLC served as its President and Chief Executive Officer for more than the past five years.	20	NA

Curtis Barnes Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Born: 1953	Secretary	Indefinite; Since 6/05/14	Mr. Barnes is a Senior Vice President and has been with Citi Fund Services Ohio, Inc. since June 1995.	20	N/A

*	Mr. Zion may be deemed to be an “interested person” of the Adviser as that term is defined by the 1940 Act, as a result of his past or present positions with the Adviser or its affiliates.

**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

INDEPENDENT TRUSTEES.     The following table sets forth certain information about the Independent Trustees.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1943	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of CBRE Clarion Securities, LLC, a registered investment adviser.	20	None

Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1939	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the accounting firm of BDO Seidman, LLP.	20	Resource Credit Opportunity, Inc. Resource Real Estate Innovation Office REIT, Inc.

R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1945	Trustee	Indefinite; Since 7/15/99	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	20	Franklin Square Energy and Power Fund

Richard W. Wortham, III Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1938	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the Chairman/CEO of The Wortham Foundation and has been a Trustee for more than the past five years.	20	Oncor Electric Delivery Company LLC

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

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HC CAPITAL TRUST

Trustees

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

ROBERT J. ZION*

* “Interested Person” as that term is defined in the Investment Company Act of 1940

Investment Adviser

HC Capital Solutions

Five Tower Bridge

300 Barr Harbor Drive, Suite 500

West Conshohocken, PA 19428

Administrator

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

Distributor

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208-4715

Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

McCarter & English, LLP

1735 Market Street, Suite 700

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

41 South High Street, Suite 2500

Columbus, OH 43215

Custodian

State Street Bank and Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

8/15

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Harvey Magarick, who is “independent” for purposes of this Item 3 of Form N-CSR. Mr. Magarick was appointed to the board effective July 1, 2004 and was determined to be an audit committee financial expert on August 26, 2004.

Item 4. Principal Accountant Fees and Services.

For the fiscal years ended June 30, 2015 and June 30, 2014 the aggregate fees billed by PricewaterhouseCoopers LLP for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year for the Registrant are shown in the table below.

(a) Audit Fees,

2014	$427,346
2015	$503,000

Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(b) Audit-Related Fees,

2014	$0
2015	$0

(c) Tax Fees,

2014	$290,190
2015	$336,541

For the fiscal year ended June 30, 2014, the aggregate tax fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $290,190. Such tax services included the review of income and excise tax returns for the Registrant. For the fiscal year ended June 30, 2015, the aggregate tax fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $336,541. Such tax services included the review of income and excise tax returns for the Registrant.

(d) All Other Fees,

2014	$0
2015	$0

(e)(1) - Except as permitted by Rule 2-01 (c)(7)(i)(c) of Regulation S-X, the HC Capital Trust Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the Funds. Prior to the commencement of any audit or non-audit services to a Fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) - The following percentages of the services summarized in (b)-(d) above, were approved by the Audit Committee pursuant to Rule 2-01 (c)(i)(c) of Regulation S-X.

2014	65%
2015	69%

(f) Not applicable.

(g) - For the fiscal years ended June 30, 2015 and June 30, 2014 the Aggregate non-audit fees billed by PricewaterhouseCoopers LLP for services rendered to the Registrant and the Advisers and any entity controlling, controlled by, or under common control with the Advisers that provided ongoing services to the Registrant were $0 and $0 respectively.

(h) Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

(b) (1) Not applicable.

(b) (2) Not applicable.

(b) (3) Not applicable.

(b) (4) Not applicable.

(b) (5) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act 17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HC Capital Trust

By (Signature and Title)*	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Colette L. Bergman
Colette L. Bergman, Principal Financial Officer

Date: August 28, 2015

By (Signature and Title)*	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date: August 28, 2015